UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders

SAVING : INVESTING : PLANNING

VALIC Company I

Annual Report, May 31, 2018

VALIC Company I

ANNUAL REPORT MAY 31, 2018

VALIC Company I

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the twelve-month period ended May 31, 2018. We encourage you to carefully read this report and thank you for your investment.

Domestically, the total return for the S&P 500® Index,* widely regarded as the best single gauge of the U.S. equity market, rose 14.38%. U.S. equity indexes marked historic highs in 2017, was notable for the fact that the S&P 500 posted positive returns in every month. In addition, the year ended with global equity markets delivering exceptionally strong returns and signs that synchronized global growth would continue into 2018. The passage of a tax cut and continued strength in both jobs numbers and U.S. economic readings provided optimism entering into 2018. However, after a tranquil 2017 in the equity markets, marked by low volatility and strong returns, 2018 came in with a vengeance. Strong equity performance in January was followed by negative returns in February and March, leaving the S&P 500 slightly negative at -0.76% for the quarter, its first quarterly loss since 2015. February was marked by a global equity sell-off triggered by concerns that U.S. interest rates and inflation might rise faster than previously anticipated. The S&P 500 has since picked up a bit of steam with a year to date return of 2.02% through May 31, 2018. The economic, political, and corporate news has been dizzying. The period has been marked by the introduction of a new Federal Reserve Chairman, uncertainty over the fate of NAFTA, and trade skirmishes with several of the United States’ trading partners. At this point, the U.S. economy seems relatively well positioned with robust consumer confidence and spending, stimulus from tax cuts, and increased federal spending.

Under new Chairman Powell, the Federal Reserve has maintained its policy of slow, steady tightening of monetary policy. At its March meeting, the Fed raised interest rates a quarter of a point to a range of 1.50% to 1.75%. The Federal Reserve’s policymaking committee met again at the beginning of May and kept the federal funds rate unchanged, as expected. In the minutes from the meeting, Fed officials signaled a high likelihood of another hike at the June meeting. Ten-year break-even spreads, a measure of investors’ inflation expectations, decreased somewhat in May after reaching a three-year high in April.

Fixed income markets were mixed over the reporting period. The Bloomberg Barclays U.S. Aggregate Bond Index**, a broad measure of the bond market, declined 0.37%. Long Treasuries, as measured by the Bloomberg Barclays Long U.S. Treasury Index,*** slightly rose 0.09%; however, this was an improvement from the lows experienced during the period. TIPS, as represented by the Bloomberg Barclays U.S. TIPS Index,† were up 0.74%. Risk assets, such as high yield assets, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index,†† gained little ground, rising 2.35%. Despite a recent spike to multiyear highs, the yield on the 10-Year Treasury note dropped at the period’s closing as political turmoil escalated, and the Federal Reserve’s meeting minutes revealed a preference for a gradual approach toward raising rates. The drop in yields at the end of the reporting period seems largely due to a risk-averse environment following international concerns including Italy’s troubles in forming a new government. Longer-maturity Treasuries benefited the most from the dip in yields, recouping some of their year to date losses. The diverging forces of the shrinking 10-Year yield along with the escalating 2-Year Treasury yield have narrowed the yield curve to a point of concern for many investors. In the past, an inverted yield curve (short-term rates higher than long-term rates) has been a precursor for several recessions. Close attention will be paid to these developments in the months ahead.

The MSCI EAFE Index (net),††† designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, rose 7.97%. 2017 was a strong year for global equities, sustained by synchronized economic growth in many regions. Through 2018, however, there has been a divergence in growth across the globe. Europe and the Emerging Markets are facing rising political uncertainties and deteriorating economic forecasts. The Emerging Market slowdown could be further exacerbated by a rising dollar. Additionally, current trade tensions brought on by news that the U.S. was imposing tariffs on steel and aluminum imports from Mexico, Canada, and the European Union have caused anxiety, and the prospect of a trade war between the world’s two largest economies, the U.S. and China, remains a particular concern.

As always, we encourage you to maintain a well-diversified, long-term investment portfolio to help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and developing a plan that utilizes diversification, asset allocation, tax planning and other investment strategies to better help you reach your long-term investment goals.

Sincerely,

John T. Genoy, President

VALIC Company I

Past performance is no guarantee of future results.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.
***	The Bloomberg Barclays Long U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. STRIPS are excluded from the index because their inclusion would result in double-counting.
†	The Bloomberg Barclays U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.
††	The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded.
†††	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

1

VALIC Company I

EXPENSE EXAMPLE — May 31, 2018 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2017 and held until May 31, 2018. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended May 31, 2018” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended May 31, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended May 31, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — May 31, 2018 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2017	Ending Account Value Using Actual Return at May 31, 2018	Expenses Paid During the Six Months Ended May 31, 2018	Beginning Account Value at December 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at May 31, 2018	Expenses Paid During the Six Months Ended May 31, 2018	Annualized Expense Ratio*
Asset Allocation	$1,000.00	$1,004.17	$3.70	$1,000.00	$1,021.24	$3.73	0.74%
Blue Chip Growth	$1,000.00	$1,111.97	$4.32	$1,000.00	$1,020.84	$4.13	0.82%
Broad Cap Value Income#	$1,000.00	$994.64	$4.23	$1,000.00	$1,020.69	$4.28	0.85%
Capital Conservation	$1,000.00	$984.64	$3.12	$1,000.00	$1,021.79	$3.18	0.63%
Core Equity#	$1,000.00	$1,020.21	$3.83	$1,000.00	$1,021.14	$3.83	0.76%
Dividend Value	$1,000.00	$974.21	$3.99	$1,000.00	$1,020.89	$4.08	0.81%
Dynamic Allocation#	$1,000.00	$1,000.72	$1.55	$1,000.00	$1,023.39	$1.56	0.31%
Emerging Economies	$1,000.00	$976.41	$4.53	$1,000.00	$1,020.34	$4.63	0.92%
Foreign Value	$1,000.00	$1,001.46	$3.99	$1,000.00	$1,020.94	$4.03	0.80%
Global Real Estate	$1,000.00	$1,005.25	$4.20	$1,000.00	$1,020.74	$4.23	0.84%
Global Social Awareness	$1,000.00	$1,023.82	$3.13	$1,000.00	$1,021.84	$3.13	0.62%
Global Strategy	$1,000.00	$993.38	$3.23	$1,000.00	$1,021.69	$3.28	0.65%
Government Money Market I	$1,000.00	$1,004.73	$2.55	$1,000.00	$1,022.39	$2.57	0.51%
Government Securities	$1,000.00	$988.65	$3.37	$1,000.00	$1,021.54	$3.43	0.68%
Growth#	$1,000.00	$1,074.83	$3.83	$1,000.00	$1,021.24	$3.73	0.74%
Growth & Income#	$1,000.00	$1,017.94	$4.28	$1,000.00	$1,020.69	$4.28	0.85%
Health Sciences#	$1,000.00	$1,055.47	$5.33	$1,000.00	$1,019.75	$5.24	1.04%
Inflation Protected	$1,000.00	$999.40	$2.84	$1,000.00	$1,022.09	$2.87	0.57%
International Equities Index	$1,000.00	$999.40	$2.09	$1,000.00	$1,022.84	$2.12	0.42%
International Government Bond	$1,000.00	$981.42	$3.16	$1,000.00	$1,021.74	$3.23	0.64%
International Growth#	$1,000.00	$1,088.59	$4.89	$1,000.00	$1,020.24	$4.73	0.94%
Large Cap Core	$1,000.00	$1,004.35	$4.20	$1,000.00	$1,020.74	$4.23	0.84%
Large Capital Growth	$1,000.00	$1,057.10	$3.80	$1,000.00	$1,021.24	$3.73	0.74%
Mid Cap Index	$1,000.00	$1,030.87	$1.82	$1,000.00	$1,023.14	$1.82	0.36%
Mid Cap Strategic Growth	$1,000.00	$1,066.12	$4.17	$1,000.00	$1,020.89	$4.08	0.81%
Nasdaq-100® Index#	$1,000.00	$1,097.10	$2.77	$1,000.00	$1,022.29	$2.67	0.53%
Science & Technology	$1,000.00	$1,124.03	$5.14	$1,000.00	$1,020.09	$4.89	0.97%
Small Cap Aggressive Growth#	$1,000.00	$1,137.99	$5.28	$1,000.00	$1,020.00	$4.99	0.99%
Small Cap#	$1,000.00	$1,062.17	$4.78	$1,000.00	$1,020.29	$4.68	0.93%
Small Cap Index	$1,000.00	$1,063.33	$2.06	$1,000.00	$1,022.94	$2.02	0.40%
Small Cap Special Values	$1,000.00	$1,024.71	$4.39	$1,000.00	$1,020.59	$4.38	0.87%
Small-Mid Growth#	$1,000.00	$1,068.25	$4.80	$1,000.00	$1,020.29	$4.68	0.93%
Stock Index	$1,000.00	$1,029.76	$1.67	$1,000.00	$1,023.29	$1.66	0.33%
Value#	$1,000.00	$1,002.25	$4.24	$1,000.00	$1,020.69	$4.28	0.85%

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2018” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2018” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Banks — Commercial	8.3%
Diversified Banking Institutions	7.8
Diversified Financial Services	7.3
Exchange-Trade Funds	7.1
Registered Investment Companies	6.1
Banks — Super Regional	2.3
Diversified Minerals	1.9
Applications Software	1.8
Metal — Diversified	1.7
Telephone — Integrated	1.5
Computer Services	1.5
Finance — Credit Card	1.4
Sovereign	1.4
Auto — Cars/Light Trucks	1.4
U.S. Government Treasuries	1.3
Real Estate Investment Trusts	1.3
Enterprise Software/Service	1.3
Diversified Manufacturing Operations	1.3
Computers	1.2
Electronic Components — Misc.	1.1
Insurance — Property/Casualty	1.1
Electronic Components — Semiconductors	1.1
Soap & Cleaning Preparation	1.0
Food — Misc./Diversified	0.8
Medical — Drugs	0.8
Medical Instruments	0.8
Networking Products	0.7
Auto/Truck Parts & Equipment — Original	0.7
Aerospace/Defense	0.7
Web Portals/ISP	0.7
Oil Companies — Exploration & Production	0.7
Oil Companies — Integrated	0.7
Insurance — Multi-line	0.6
Insurance — Life/Health	0.6
Computer Data Security	0.6
Machinery — Electrical	0.6
Medical — Biomedical/Gene	0.6
Machinery — General Industrial	0.6
Banks — Fiduciary	0.6
Chemicals — Specialty	0.6
Real Estate Operations & Development	0.5
Telecom Services	0.5
Retail — Apparel/Shoe	0.5
Medical — HMO	0.5
Distribution/Wholesale	0.5
Retail — Automobile	0.5
Internet Application Software	0.5
Cosmetics & Toiletries	0.5
Industrial Automated/Robotic	0.5
Oil — Field Services	0.5
Software Tools	0.4
Semiconductor Components — Integrated Circuits	0.4
Tobacco	0.4
Electronic Measurement Instruments	0.4
Investment Companies	0.4
Web Hosting/Design	0.4
Investment Management/Advisor Services	0.4
Internet Content — Entertainment	0.4
Food — Retail	0.4
Chemicals — Diversified	0.4
Retail — Discount	0.4
Savings & Loans/Thrifts	0.4
Internet Security	0.3
Computers — Integrated Systems	0.3
Aerospace/Defense — Equipment	0.3
Machinery — Construction & Mining	0.3
Import/Export	0.3
Pharmacy Services	0.3
Human Resources	0.3

Semiconductor Equipment	0.3
Internet Content — Information/News	0.3
Medical Products	0.3
Transport — Truck	0.3
E-Commerce/Products	0.3
Entertainment Software	0.3
E-Commerce/Services	0.3
Airlines	0.3
Private Equity	0.3
Apparel Manufacturers	0.3
Commercial Services — Finance	0.3
Transport — Rail	0.3
Transactional Software	0.2
Television	0.2
Retail — Home Furnishings	0.2
Building & Construction Products — Misc.	0.2
Building Products — Air & Heating	0.2
Consulting Services	0.2
Finance — Consumer Loans	0.2
Agricultural Chemicals	0.2
Electric Products — Misc.	0.2
Audio/Video Products	0.2
Computer Software	0.2
Brewery	0.2
Retail — Drug Store	0.2
Toys	0.2
Retail — Restaurants	0.2
Building & Construction — Misc.	0.2
Metal Processors & Fabrication	0.2
Footwear & Related Apparel	0.2
Cruise Lines	0.2
Finance — Investment Banker/Broker	0.2
Commercial Services	0.2
Cellular Telecom	0.2
Multimedia	0.2
Transport — Services	0.2
Energy — Alternate Sources	0.2
Internet Infrastructure Software	0.2
Steel — Producers	0.2
Building — Residential/Commercial	0.2
Building — Heavy Construction	0.2
E-Services/Consulting	0.2
Telecommunication Equipment	0.2
Electric — Integrated	0.2
Medical Labs & Testing Services	0.2
Paper & Related Products	0.2
Diversified Operations	0.1
Engineering/R&D Services	0.1
Power Converter/Supply Equipment	0.1
Retail — Building Products	0.1
Oil Refining & Marketing	0.1
Travel Services	0.1
Finance — Mortgage Loan/Banker	0.1
Motorcycle/Motor Scooter	0.1
Chemicals — Plastics	0.1
Real Estate Management/Services	0.1
Containers — Paper/Plastic	0.1
Building Products — Wood	0.1
Coal	0.1
Finance — Leasing Companies	0.1
Building Products — Cement	0.1
Cable/Satellite TV	0.1
Food — Wholesale/Distribution	0.1
Electronic Forms	0.1
Computers — Periphery Equipment	0.1
Wire & Cable Products	0.1
Data Processing/Management	0.1
Instruments — Controls	0.1
Pastoral & Agricultural	0.1

4

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Metal — Aluminum	0.1%
Rubber/Plastic Products	0.1
Schools	0.1
Telecom Equipment — Fiber Optics	0.1
Gas — Distribution	0.1
Non-Hazardous Waste Disposal	0.1
Venture Capital	0.1
Publishing — Books	0.1
Bicycle Manufacturing	0.1
Consumer Products — Misc.	0.1
Computers — Memory Devices	0.1
Satellite Telecom	0.1
Containers — Metal/Glass	0.1
Publishing — Newspapers	0.1
Finance — Other Services	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Airport Development/Maintenance	0.1
Retail — Major Department Stores	0.1
Machinery — Farming	0.1
Auto Repair Centers	0.1
Athletic Equipment	0.1
Funeral Services & Related Items	0.1
Machinery — Pumps	0.1
Miscellaneous Manufacturing	0.1
Beverages — Non-alcoholic	0.1
Hotels/Motels	0.1
Transport — Air Freight	0.1
Computer Aided Design	0.1
Beverages — Wine/Spirits	0.1
Computers — Other	0.1
Medical — Outpatient/Home Medical	0.1
Retail — Misc./Diversified	0.1
Medical — Hospitals	0.1
Food — Confectionery	0.1
Oil & Gas Drilling	0.1
Building — Maintenance & Services	0.1
Engines — Internal Combustion	0.1
Appliances	0.1
Circuit Boards	0.1
Electric — Distribution	0.1
Storage/Warehousing	0.1
Non-Ferrous Metals	0.1
Linen Supply & Related Items	0.1
Transport — Equipment & Leasing	0.1
Machinery — Material Handling	0.1
Environmental Consulting & Engineering	0.1
Firearms & Ammunition	0.1
Wireless Equipment	0.1

103.0%

*	Calculated as a percentage of net assets

5

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 71.5%
Advertising Agencies — 0.0%
Omnicom Group, Inc.#	1,064	$76,693

Aerospace/Defense — 0.7%
AeroVironment, Inc.†#	271	15,680
BAE Systems PLC	11,944	101,548
Boeing Co.	1,771	623,675
Cubic Corp.	1,060	73,723
Dassault Aviation SA	35	68,144
General Dynamics Corp.	331	66,766
Kawasaki Heavy Industries, Ltd.	3,200	96,775
Lockheed Martin Corp.	166	52,214
Saab AB, Series B	1,027	42,435

		1,140,960

Aerospace/Defense - Equipment — 0.3%
AAR Corp.	2,183	97,558
Aerojet Rocketdyne Holdings, Inc.†	812	23,499
Kaman Corp.	1,815	128,448
L3 Technologies, Inc.	682	135,261
Moog, Inc., Class A	1,218	99,304
Triumph Group, Inc.#	3,116	66,059

		550,129

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	9,102	374,456
Monsanto Co.	20	2,549

		377,005

Agricultural Operations — 0.0%
Andersons, Inc.	1,966	63,502

Airlines — 0.3%
Air France-KLM†	4,343	34,672
Allegiant Travel Co.#	353	53,426
American Airlines Group, Inc.#	84	3,657
Copa Holdings SA, Class A	237	26,260
Delta Air Lines, Inc.	1,356	73,292
Hawaiian Holdings, Inc.	3,013	111,481
JetBlue Airways Corp.†	122	2,305
SkyWest, Inc.	2,990	170,430

		475,523

Airport Development/Maintenance — 0.1%
Flughafen Zurich AG	289	60,767
Fraport AG Frankfurt Airport Services Worldwide	571	53,450

		114,217

Apparel Manufacturers — 0.3%
Christian Dior SE	137	58,250
Matsuoka Corp.	3,700	144,698
Michael Kors Holdings, Ltd.†	231	13,257
Moncler SpA	2,678	123,557
Oxford Industries, Inc.	1,137	93,825
Ralph Lauren Corp.	95	12,785

		446,372

Appliances — 0.1%
iRobot Corp.†#	339	21,157
SEB SA	376	67,838

		88,995

Applications Software — 1.8%
CDK Global, Inc.	3,427	220,527
Ebix, Inc.#	237	17,680
Intuit, Inc.	2,558	515,693
Microsoft Corp.	2,839	280,607
Nihon Unisys, Ltd.	6,400	159,968

Security Description	Shares	Value (Note 2)

Applications Software (continued)
Progress Software Corp.	503	$19,054
PTC, Inc.†	738	63,645
Red Hat, Inc.†	434	70,490
salesforce.com, Inc.†	6,541	845,948
ServiceNow, Inc.†	4,191	744,364
Tableau Software, Inc., Class A†	1,205	119,138

		3,057,114

Athletic Equipment — 0.1%
Amer Sports Oyj	1,822	58,812
Vista Outdoor, Inc.†	2,889	48,940

		107,752

Audio/Video Products — 0.2%
Sony Corp.	6,900	325,340
Universal Electronics, Inc.†#	993	29,443

		354,783

Auto Repair Centers — 0.1%
Monro, Inc.#	1,923	107,880

Auto - Cars/Light Trucks — 0.6%
Fiat Chrysler Automobiles NV†	3,058	69,295
Suzuki Motor Corp.	6,300	361,131
Toyota Motor Corp.	7,600	481,045

		911,471

Auto - Heavy Duty Trucks — 0.0%
PACCAR, Inc.	366	22,776

Auto - Truck Trailers — 0.0%
Wabash National Corp.	2,429	48,604

Auto/Truck Parts & Equipment - Original — 0.7%
Allison Transmission Holdings, Inc.	5,255	217,084
American Axle & Manufacturing Holdings, Inc.†	5,701	90,190
Aptiv PLC	57	5,557
BorgWarner, Inc.	523	25,512
Cooper-Standard Holding, Inc.†	896	111,283
Gentherm, Inc.†	2,054	72,712
Hella KGaA Hueck & Co.	676	42,550
Koito Manufacturing Co., Ltd.	4,600	337,057
Lear Corp.	520	102,960
Plastic Omnium SA	984	45,750
Schaeffler AG (Preference Shares)	2,551	38,214
Superior Industries International, Inc.	2,027	35,472
Titan International, Inc.	2,618	30,395
Visteon Corp.†	129	16,120

		1,170,856

Auto/Truck Parts & Equipment - Replacement — 0.1%
Dorman Products, Inc.†	988	63,746
Standard Motor Products, Inc.	1,116	50,499

		114,245

B2B/E-Commerce — 0.0%
ePlus, Inc.†	184	16,735

Banks - Commercial — 7.0%
ABN AMRO Group NV CVA#*	5,254	136,642
Agricultural Bank of China, Ltd.	91,000	46,753
AIB Group PLC	34,353	187,736
Akbank Turk AS	58,338	103,405
Ameris Bancorp	1,243	69,235
Associated Banc-Corp.	1,376	37,978
Banco Bilbao Vizcaya Argentaria SA	47,989	327,611
Banco Bradesco SA ADR	6,557	51,472
Banco Comercial Portugues SA†#	138,452	40,557

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Banco de Sabadell SA	42,562	$71,410
BancorpSouth Bank	378	12,663
Bank Central Asia Tbk PT	569,700	928,674
Bank Danamon Indonesia Tbk PT	209,800	87,782
Bank Mandiri Persero Tbk PT	1,075,800	543,941
Bank Negara Indonesia Persero Tbk PT	330,700	201,084
Bank of Hawaii Corp.#	353	29,980
Bank of Ireland Group PLC	14,630	121,099
Bank of Montreal	4,425	342,779
Bank of the Ozarks	563	26,765
Bank Rakyat Indonesia Persero Tbk PT	2,794,500	617,672
Banner Corp.	1,278	76,616
Barclays Africa Group, Ltd.	616	7,816
BB&T Corp.	8,755	459,638
BPER Banca	6,668	32,333
CaixaBank SA	19,055	81,005
Cathay General Bancorp, Class B	293	12,362
Central Pacific Financial Corp.	968	28,498
Chemical Financial Corp.	380	21,326
Chiba Bank, Ltd.	26,000	199,449
Citizens Financial Group, Inc.	8,557	349,553
City Holding Co.	32	2,377
Columbia Banking System, Inc.	2,393	101,750
Commerzbank AG†	3,431	35,096
Community Bank System, Inc.#	2,576	154,251
Cullen/Frost Bankers, Inc.	452	51,632
Customers Bancorp, Inc.†	1,872	56,740
CVB Financial Corp.	3,334	77,315
Danske Bank A/S	4,156	138,107
DNB ASA	6,665	119,112
East West Bancorp, Inc.	1,174	81,570
Erste Group Bank AG	1,836	76,017
Fidelity Southern Corp.	3,223	78,706
FinecoBank Banca Fineco SpA	6,035	60,257
First BanCorp./Puerto Rico†	12,647	98,014
First Commonwealth Financial Corp.	2,334	36,620
First Financial Bancorp	3,866	121,586
First Financial Bankshares, Inc.#	1,767	92,944
First Midwest Bancorp, Inc.	5,693	149,555
Fulton Financial Corp.	599	10,453
Glacier Bancorp, Inc.#	2,095	81,684
Great Western Bancorp, Inc.	3,361	146,506
Grupo Financiero Banorte SAB de CV, Class O	16,200	85,822
Hancock Holding Co.†	225	11,306
Hanmi Financial Corp.	1,020	30,549
Home BancShares, Inc.	976	22,468
HomeStreet, Inc.†	1,948	52,206
Hope Bancorp, Inc.	7,630	137,264
Independent Bank Corp.	876	68,635
ING Groep NV	33,169	482,020
International Bancshares Corp.	328	14,170
Intesa Sanpaolo SpA	119,557	354,730
Intesa Sanpaolo SpA RSP	24,270	73,074
Itau Unibanco Holding SA ADR	9,000	103,950
Jyske Bank A/S	1,093	59,616
KBC Group NV	2,643	204,565
Komercni Banka AS	1,156	46,817
LegacyTexas Financial Group, Inc.	594	24,942
M&T Bank Corp.	2,390	411,271
MB Financial, Inc.	490	24,201
NBT Bancorp, Inc.	2,903	110,604
Nordea Bank AB	16,566	159,409
OFG Bancorp	4,337	61,152
Old National Bancorp	9,070	162,807
Opus Bank	99	2,930

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
PacWest Bancorp	658	$34,914
Raiffeisen Bank International AG†	780	24,426
Regions Financial Corp.	20,431	372,661
S&T Bancorp, Inc.	1,937	87,494
ServisFirst Bancshares, Inc.	748	31,424
Simmons First National Corp., Class A	4,177	133,664
Skandinaviska Enskilda Banken AB, Class A	17,247	155,481
Southside Bancshares, Inc.	2,772	94,664
SVB Financial Group†	438	136,713
Svenska Handelsbanken AB, Class A	12,197	133,695
Swedbank AB, Class A	4,130	85,897
Sydbank A/S	1,081	36,716
Synovus Financial Corp.	986	53,352
TCF Financial Corp.	8	211
Texas Capital Bancshares, Inc.†	352	33,915
Tompkins Financial Corp.#	79	6,657
TrustCo Bank Corp.	9,963	86,678
Trustmark Corp.	139	4,472
UMB Financial Corp.	222	17,105
Umpqua Holdings Corp.	964	22,693
Unione di Banche Italiane SpA	14,257	53,737
United Bankshares, Inc.#	631	23,000
United Community Banks, Inc.	2,275	73,847
Valley National Bancorp	1,915	24,340
Webster Financial Corp.	11	705
Westamerica Bancorporation	1,823	104,330
Wintrust Financial Corp.	186	17,132

		11,578,557

Banks - Fiduciary — 0.6%
Bank of New York Mellon Corp.	8,335	456,341
Boston Private Financial Holdings, Inc.	6,631	112,727
Northern Trust Corp.	715	73,302
State Street Corp.	2,906	279,296

		921,666

Banks - Mortgage — 0.0%
Aareal Bank AG	919	39,429
Walker & Dunlop, Inc.	522	29,295

		68,724

Banks - Super Regional — 2.3%
Capital One Financial Corp.	5	470
Comerica, Inc.	1,843	173,777
Fifth Third Bancorp	10,057	307,543
Huntington Bancshares, Inc.	8,866	131,837
KeyCorp	8,861	172,258
National Bank Holdings Corp., Class A	875	34,073
PNC Financial Services Group, Inc.	3,064	439,408
SunTrust Banks, Inc.	6,077	410,258
US Bancorp	16,417	820,686
Wells Fargo & Co.	25,079	1,354,015

		3,844,325

Beverages - Non-alcoholic — 0.1%
Coca-Cola Co.	688	29,584
Monster Beverage Corp.†	987	50,495
PepsiCo, Inc.	261	26,165

		106,244

Beverages - Wine/Spirits — 0.1%
Davide Campari-Milano SpA	6,943	51,822
Remy Cointreau SA	344	51,203

		103,025

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Bicycle Manufacturing — 0.1%
Fox Factory Holding Corp.†	478	$19,001
Shimano, Inc.	800	112,876

		131,877

Brewery — 0.2%
Asahi Group Holdings, Ltd.	6,500	339,352

Building & Construction Products - Misc. — 0.2%
American Woodmark Corp.†	167	17,218
Gibraltar Industries, Inc.†	1,864	73,908
Imerys SA	501	42,992
Nichias Corp.	9,000	112,113
Patrick Industries, Inc.†	297	17,998
Quanex Building Products Corp.	893	15,002
Simpson Manufacturing Co., Inc.	404	25,577
Trex Co., Inc.†	307	36,174
Wienerberger AG	1,807	48,162

		389,144

Building & Construction - Misc. — 0.2%
Aegion Corp.†	2,789	71,677
Comfort Systems USA, Inc.	444	20,801
HOCHTIEF AG	279	51,306
Obayashi Corp.	4,100	41,256
Penta-Ocean Construction Co., Ltd.	13,900	90,195
TopBuild Corp.†	352	29,551

		304,786

Building Products - Air & Heating — 0.2%
Daikin Industries, Ltd.	2,900	333,761
Johnson Controls International PLC	35	1,175
Nibe Industrier AB, Class B	5,201	52,918

		387,854

Building Products - Cement — 0.1%
Indocement Tunggal Prakarsa Tbk PT	66,300	84,280
PT Semen Indonesia Persero Tbk	142,400	85,917
US Concrete, Inc.†#	274	16,700

		186,897

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	407	17,766

Building Products - Wood — 0.1%
Boise Cascade Co.	2,573	122,732
Masco Corp.	186	6,932
Universal Forest Products, Inc.	1,925	70,802

		200,466

Building - Heavy Construction — 0.2%
Boskalis Westminster NV#	1,289	35,574
Jasa Marga Persero Tbk PT	242,200	77,390
PP Persero Tbk PT	514,300	95,071
Waskita Karya Persero Tbk PT	336,700	55,964

		263,999

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	3,169	90,190

Building - Mobile Home/Manufactured Housing — 0.0%
Cavco Industries, Inc.†	127	26,365
Winnebago Industries, Inc.	391	14,174

		40,539

Building - Residential/Commercial — 0.2%
Barratt Developments PLC	7,722	56,018
Installed Building Products, Inc.†	283	17,164
M/I Homes, Inc.†	1,550	43,059

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial (continued)
MDC Holdings, Inc.	1,963	$61,992
Meritage Homes Corp.†	1,565	70,816
Toll Brothers, Inc.	463	18,284

		267,333

Cable/Satellite TV — 0.1%
Charter Communications, Inc., Class A†	40	10,442
Comcast Corp., Class A	3,967	123,691
DISH Network Corp., Class A†	283	8,363
Telenet Group Holding NV†	790	39,887

		182,383

Casino Hotels — 0.0%
Las Vegas Sands Corp.	51	4,111
Wynn Resorts, Ltd.	22	4,312

		8,423

Cellular Telecom — 0.2%
Drillisch AG†	725	50,177
Sprint Corp.†#	5,474	28,136
Sunrise Communications Group AG*	486	39,618
T-Mobile US, Inc.†	1,826	101,708
Tele2 AB, Class B	5,387	65,953

		285,592

Chemicals - Diversified — 0.4%
AdvanSix, Inc.†	1,478	53,962
Braskem SA ADR	400	9,580
DowDuPont, Inc.	290	18,592
Eastman Chemical Co.	415	43,288
Huntsman Corp.	3,600	115,092
Innophos Holdings, Inc.	1,174	55,800
Innospec, Inc.	792	60,746
Koppers Holdings, Inc.†	346	13,944
Kureha Corp.	700	46,704
LyondellBasell Industries NV, Class A	1,241	139,141
Quaker Chemical Corp.	152	23,233
Wacker Chemie AG	268	43,571

		623,653

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.	3,431	61,449

Chemicals - Plastics — 0.1%
A. Schulman, Inc.	1,801	78,794
Sumitomo Bakelite Co., Ltd.	13,000	131,691

		210,485

Chemicals - Specialty — 0.6%
Balchem Corp.	1,039	100,191
FUCHS PETROLUB SE (Preference Shares)	1,067	55,970
H.B. Fuller Co.	2,012	103,718
Hawkins, Inc.	1,042	32,667
Ingevity Corp.†	441	33,578
Kraton Corp.†	400	19,408
Shin-Etsu Chemical Co., Ltd.	2,700	268,240
Stepan Co.	1,162	84,477
Toray Industries, Inc.	27,000	220,304

		918,553

Circuit Boards — 0.1%
Park Electrochemical Corp.	3,336	68,955
TTM Technologies, Inc.†	1,110	20,013

		88,968

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Coal — 0.1%
Adaro Energy Tbk PT	870,500	$117,609
CONSOL Energy, Inc.†	334	14,716
SunCoke Energy, Inc.†	4,636	62,772

		195,097

Commercial Services — 0.2%
HMS Holdings Corp.†	3,524	76,224
Medifast, Inc.	118	17,286
Nielsen Holdings PLC	754	22,748
Nutrisystem, Inc.	426	15,890
ServiceMaster Global Holdings, Inc.†	176	10,057
Team, Inc.†#	2,038	43,307
Wirecard AG	682	105,459

		290,971

Commercial Services - Finance — 0.3%
Cardtronics PLC, Class A†	2,994	76,826
EVERTEC, Inc.	2,713	59,143
Experian PLC	4,048	99,122
Green Dot Corp., Class A†	459	32,713
S&P Global, Inc.	103	20,342
Travelport Worldwide, Ltd.	7,640	134,006

		422,152

Computer Aided Design — 0.1%
ANSYS, Inc.†	8	1,302
Autodesk, Inc.†	794	102,506

		103,808

Computer Data Security — 0.6%
Check Point Software Technologies, Ltd.†	1,752	170,575
Fortinet, Inc.†	11,132	681,056
Gemalto NV†	1,194	69,989
Qualys, Inc.†	331	25,470

		947,090

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	667	14,407

Computer Services — 1.5%
Accenture PLC, Class A	1,090	169,757
Atos SE	660	90,174
CACI International, Inc., Class A†	1,374	228,977
Capgemini SE#	1,053	139,550
Cognizant Technology Solutions Corp., Class A	2,800	210,980
Dell Technologies, Inc., Class V†	401	32,345
DXC Technology Co.	2,216	204,116
ExlService Holdings, Inc.†	367	20,805
Fujitsu, Ltd.	46,000	280,710
Insight Enterprises, Inc.†	2,366	110,965
International Business Machines Corp.	1,521	214,932
Leidos Holdings, Inc.	2,488	149,429
NEC Corp.	100	2,813
Nomura Research Institute, Ltd.	800	40,129
NTT Data Corp.	5,800	64,673
SCSK Corp.	7,100	325,383
Sopra Steria Group	253	50,356
Sykes Enterprises, Inc.†	2,926	82,367
Virtusa Corp.†	368	17,866

		2,436,327

Computer Software — 0.2%
Software AG	790	37,775
Splunk, Inc.†	1,846	204,555
TiVo Corp.	6,790	97,776

		340,106

Security Description	Shares	Value (Note 2)

Computers — 0.4%
Apple, Inc.	2,745	$512,958
Hewlett Packard Enterprise Co.	87	1,326
HP, Inc.	9,166	201,927

		716,211

Computers - Integrated Systems — 0.3%
Agilysys, Inc.†	1,244	17,690
Cray, Inc.†	2,984	74,302
Ingenico Group SA	1,281	102,993
Mercury Systems, Inc.†	567	20,939
MTS Systems Corp.	1,121	58,740
OBIC Co., Ltd.	400	34,492
Otsuka Corp.	5,100	209,757
Super Micro Computer, Inc.†#	2,050	49,405

		568,318

Computers - Memory Devices — 0.1%
NetApp, Inc.	89	6,081
Western Digital Corp.	1,432	119,586

		125,667

Computers - Other — 0.1%
3D Systems Corp.†#	1,387	17,143
Lumentum Holdings, Inc.†#	1,456	85,540

		102,683

Computers - Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	2,843	95,041
Ferrotec Holdings Corp.#	3,800	76,183

		171,224

Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	1,471	66,328
FTI Consulting, Inc.†	2,185	135,448
Link And Motivation, Inc.	8,700	114,154
Navigant Consulting, Inc.†	2,778	67,672

		383,602

Consumer Products - Misc. — 0.1%
Central Garden & Pet Co., Class A†	618	23,490
Kimberly-Clark Corp.	837	84,412
WD-40 Co.#	138	18,982

		126,884

Containers - Metal/Glass — 0.1%
Crown Holdings, Inc.†	1,890	81,912
Gerresheimer AG	482	37,578

		119,490

Containers - Paper/Plastic — 0.1%
KapStone Paper and Packaging Corp.	5,145	176,988
Packaging Corp. of America	251	29,492

		206,480

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	3,329	210,027
Estee Lauder Cos., Inc., Class A	3	448
Kao Corp.	1,600	123,751
Pola Orbis Holdings, Inc.	6,000	295,870
Procter & Gamble Co.	2,053	150,218

		780,314

Cruise Lines — 0.2%
Carnival Corp.	1,748	108,865
Carnival PLC	613	39,220
Royal Caribbean Cruises, Ltd.	1,368	143,613

		291,698

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Data Processing/Management — 0.1%
Bottomline Technologies (DE), Inc.†#	454	$21,593
Broadridge Financial Solutions, Inc.	329	37,983
CSG Systems International, Inc.	1,353	55,987
Fidelity National Information Services, Inc.	460	47,021

		162,584

Dental Supplies & Equipment — 0.0%
Lifco AB	750	26,791
Patterson Cos., Inc.#	632	13,221

		40,012

Diagnostic Equipment — 0.0%
BioTelemetry, Inc.†	439	18,548
Repligen Corp.†	500	21,840

		40,388

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,078	15,954
OraSure Technologies, Inc.†	846	14,391

		30,345

Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA	707	70,629
Fresenius SE & Co. KGaA	30	2,307

		72,936

Direct Marketing — 0.0%
DKSH Holding AG	486	38,681

Disposable Medical Products — 0.0%
Merit Medical Systems, Inc.†	563	28,882

Distribution/Wholesale — 0.5%
Ai Holdings Corp.	7,900	185,866
AKR Corporindo Tbk PT	76,600	27,044
Anixter International, Inc.†	1,681	102,961
Core-Mark Holding Co., Inc.	2,400	46,848
Essendant, Inc.	3,422	47,874
Fossil Group, Inc.†#	2,807	61,417
G-III Apparel Group, Ltd.†	2,610	109,359
IMCD NV	809	50,249
KAR Auction Services, Inc.	1,806	95,303
ScanSource, Inc.†	1,864	72,975
WW Grainger, Inc.	137	42,332

		842,228

Diversified Banking Institutions — 5.6%
Banco Santander SA	132,114	708,795
Bank of America Corp.	60,966	1,770,453
BNP Paribas SA#	9,356	583,344
Citigroup, Inc.	18,592	1,239,901
Credit Agricole SA#	6,804	93,811
Credit Suisse Group AG	14,562	221,213
Deutsche Bank AG	15,391	164,825
Goldman Sachs Group, Inc.	1,346	304,034
JPMorgan Chase & Co.	21,814	2,334,316
Mitsubishi UFJ Financial Group, Inc.	54,300	324,445
Morgan Stanley	8,137	407,989
Natixis SA	15,020	109,563
Societe Generale SA#	5,650	244,451
Sumitomo Mitsui Financial Group, Inc.	7,000	289,103
UBS Group AG	23,894	359,050
UniCredit SpA	11,891	198,675

		9,353,968

Diversified Financial Services — 0.0%
Cembra Money Bank AG	433	34,849

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 0.5%
3M Co.	70	$13,806
Aalberts Industries NV	1,474	72,336
Actuant Corp., Class A	2,586	60,383
AZZ, Inc.	1,399	60,507
Barnes Group, Inc.	450	26,739
Carlisle Cos., Inc.	222	23,841
Dover Corp.	1,335	103,075
Eaton Corp. PLC	308	23,587
EnPro Industries, Inc.	215	15,837
Fabrinet†	2,412	84,733
Federal Signal Corp.	3,393	81,059
General Electric Co.	780	10,982
Harsco Corp.†	910	22,295
Ingersoll-Rand PLC	677	59,265
Lydall, Inc.†	317	13,282
Raven Industries, Inc.	493	18,635
Siemens AG	276	35,999
Standex International Corp.	188	18,753
Tredegar Corp.	2,085	49,727

		794,841

Diversified Minerals — 1.9%
Anglo American PLC	57,388	1,371,607
BHP Billiton PLC	60,620	1,393,831
Sumitomo Metal Mining Co., Ltd.	5,400	205,741
US Silica Holdings, Inc.#	4,689	145,031

		3,116,210

Diversified Operations — 0.1%
Ackermans & van Haaren NV	680	115,917
Bollore SA	13,889	68,802
Wendel SA	420	55,400

		240,119

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	319	16,875

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. ADR†#	668	132,271
Amazon.com, Inc.†	164	267,258
Delivery Hero AG†*	1,641	75,454
Rocket Internet SE†*	1,130	32,210

		507,193

E-Commerce/Services — 0.3%
Autohome, Inc. ADR	593	66,843
Booking Holdings, Inc.†	53	111,773
IAC/InterActiveCorp†	550	85,327
Scout24 AG*	1,492	76,472
Shutterfly, Inc.†	1,043	98,188
Stamps.com, Inc.†	161	40,379

		478,982

E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	4,378	73,113

E-Services/Consulting — 0.2%
Perficient, Inc.†	3,554	92,795
SMS Co., Ltd.	4,400	164,535

		257,330

Electric Products - Misc. — 0.2%
AMETEK, Inc.	823	60,104
Casio Computer Co., Ltd.#	12,300	187,295
Mabuchi Motor Co., Ltd.	2,700	124,793

		372,192

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric - Distribution — 0.1%
CenterPoint Energy, Inc.	3,292	$86,020

Electric - Generation — 0.0%
CEZ AS	2,499	62,464

Electric - Integrated — 0.2%
A2A SpA	24,075	40,832
AES Corp.	6,368	81,192
American Electric Power Co., Inc.	252	17,123
Entergy Corp.	327	26,458
FirstEnergy Corp.#	2,425	83,469

		249,074

Electronic Components - Misc. — 1.1%
Benchmark Electronics, Inc.	3,320	91,964
CTS Corp.	1,868	60,710
Garmin, Ltd.	77	4,627
Hoya Corp.	2,700	159,669
Knowles Corp.†	1,137	16,487
Koninklijke Philips NV	908	37,074
Methode Electronics, Inc.	1,433	57,535
Minebea Mitsumi, Inc.	18,000	339,873
Nidec Corp.	2,700	416,750
Omron Corp.	6,100	318,856
OSI Systems, Inc.†	873	59,870
Plexus Corp.†	2,148	124,906
Rogers Corp.†	195	22,222
Sanmina Corp.†	4,417	127,210

		1,837,753

Electronic Components - Semiconductors — 1.1%
Advanced Micro Devices, Inc.†#	4,728	64,915
Broadcom, Inc.	233	58,732
CEVA, Inc.†	393	13,244
Diodes, Inc.†	2,889	98,919
Intel Corp.	2,034	112,277
IPG Photonics Corp.†	416	100,368
Megachips Corp.#	2,200	63,704
Microchip Technology, Inc.#	102	9,933
Micron Technology, Inc.†	8,272	476,385
NVIDIA Corp.	487	122,817
ON Semiconductor Corp.†	4,760	119,619
Qorvo, Inc.†	720	57,780
Rambus, Inc.†	1,342	18,063
Semtech Corp.†	2,203	106,625
Skyworks Solutions, Inc.	1,341	132,236
STMicroelectronics NV#	2,250	53,625
Texas Instruments, Inc.	468	52,374
Xilinx, Inc.	984	67,020
Xperi Corp.	1,686	33,299

		1,761,935

Electronic Forms — 0.1%
Adobe Systems, Inc.†	699	174,247

Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	395	17,281
ESCO Technologies, Inc.	295	16,550
FARO Technologies, Inc.†	245	13,144
FLIR Systems, Inc.	1,133	61,069
Itron, Inc.†	1,291	73,716
National Instruments Corp.	3,373	140,384
Sartorius AG (Preference Shares)	524	76,772
Trimble, Inc.†	1,625	53,723
Yokogawa Electric Corp.	13,300	241,812

		694,451

Security Description	Shares	Value (Note 2)

Electronic Security Devices — 0.0%
dorma+kaba Holding AG	46	$36,006

Energy - Alternate Sources — 0.2%
First Solar, Inc.†	1,735	117,303
Green Plains, Inc.#	2,405	51,347
REX American Resources Corp.†	436	33,145
Siemens Gamesa Renewable Energy SA	3,446	52,888
SolarEdge Technologies, Inc.†	363	20,273

		274,956

Engineering/R&D Services — 0.1%
Altran Technologies SA	2,641	39,320
COMSYS Holdings Corp.	6,500	172,222
Exponent, Inc.	255	25,067
Fluor Corp.	33	1,608

		238,217

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,492	64,428
Cummins, Inc.	180	25,630

		90,058

Enterprise Software/Service — 1.3%
Black Knight, Inc.†	137	6,932
Donnelley Financial Solutions, Inc.†	2,247	34,514
Guidewire Software, Inc.†	2,784	258,467
LivePerson, Inc.†	720	13,932
ManTech International Corp., Class A	1,881	101,405
MicroStrategy, Inc., Class A†	463	59,991
Omnicell, Inc.†	449	20,901
Oracle Corp.	1,246	58,213
Oracle Corp. Japan†	700	53,106
SPS Commerce, Inc.†	263	19,575
Tyler Technologies, Inc.†	967	223,976
Ultimate Software Group, Inc.†#	1,225	321,134
Veeva Systems, Inc., Class A†	4,242	328,161
Workday, Inc., Class A†	4,754	622,584

		2,122,891

Entertainment Software — 0.3%
Activision Blizzard, Inc.	1,051	74,526
Capcom Co., Ltd.	18,000	421,592

		496,118

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	1,500	82,425

Finance - Auto Loans — 0.0%
Credit Acceptance Corp.†	59	20,828

Finance - Consumer Loans — 0.2%
Encore Capital Group, Inc.†#	1,060	41,817
Enova International, Inc.†	2,371	79,666
PRA Group, Inc.†#	2,746	105,996
Synchrony Financial	3,331	115,352
World Acceptance Corp.†	325	35,051

		377,882

Finance - Credit Card — 0.6%
Discover Financial Services	58	4,284
Mastercard, Inc., Class A	2,495	474,349
Visa, Inc., Class A	4,389	573,730

		1,052,363

Finance - Investment Banker/Broker — 0.2%
Brait SE†#	8,454	24,264
E*TRADE Financial Corp.†	1,295	82,038

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Investment Banker/Broker (continued)
Interactive Brokers Group, Inc., Class A	190	$13,828
INTL. FCStone, Inc.†	1,291	64,550
Investment Technology Group, Inc.	2,821	61,893
Piper Jaffray Cos.	583	43,609

		290,182

Finance - Leasing Companies — 0.1%
GRENKE AG	391	44,173
Tokyo Century Corp.	2,500	149,885

		194,058

Finance - Mortgage Loan/Banker — 0.1%
FNF Group	56	2,070
LendingTree, Inc.†#	61	15,793
Zenkoku Hosho Co., Ltd.	4,100	196,885

		214,748

Finance - Other Services — 0.1%
Bolsas y Mercados Espanoles	1,130	38,180
CBOE Holdings, Inc.	27	2,634
Euronext NV*	818	52,351
WageWorks, Inc.†	462	21,922

		115,087

Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc., Class A†	867	14,436

Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	580	36,935
Sturm Ruger & Co., Inc.	709	43,426

		80,361

Food - Baking — 0.0%
Aryzta AG†#	1,429	21,259

Food - Confectionery — 0.1%
Barry Callebaut AG	35	61,191
Hershey Co.	323	29,083
J.M. Smucker Co.	13	1,397

		91,671

Food - Dairy Products — 0.0%
Dean Foods Co.	1,606	15,369
Glanbia PLC#	3,116	57,342

		72,711

Food - Misc./Diversified — 0.8%
B&G Foods, Inc.#	1,837	51,712
Cal-Maine Foods, Inc.†	1,446	69,480
Campbell Soup Co.#	5,133	172,674
Conagra Brands, Inc.	11,869	439,865
Darling Ingredients, Inc.†	5,893	110,729
General Mills, Inc.	1,343	56,795
Indofood CBP Sukses Makmur Tbk PT	97,000	60,493
Indofood Sukses Makmur Tbk PT	181,700	92,362
J&J Snack Foods Corp.	418	59,197
Kellogg Co.	230	14,810
Kenko Mayonnaise Co, Ltd.#	5,200	199,556
Kraft Heinz Co.	631	36,270
Viscofan SA	600	40,059

		1,404,002

Food - Retail — 0.4%
Colruyt SA	871	46,264
Distribuidora Internacional de Alimentacion SA	8,131	27,626
ICA Gruppen AB	5,932	183,098
Kesko Oyj, Class B	1,050	61,524

Security Description	Shares	Value (Note 2)

Food - Retail (continued)
Seven & i Holdings Co., Ltd.	6,800	$300,343
SUPERVALU, Inc.†#	2,073	38,330

		657,185

Food - Wholesale/Distribution — 0.1%
Calavo Growers, Inc.#	161	14,168
SpartanNash Co.	2,869	71,036
Sysco Corp.	1,419	92,278

		177,482

Footwear & Related Apparel — 0.2%
Crocs, Inc.†	913	16,288
Steven Madden, Ltd.	1,733	91,589
Wolverine World Wide, Inc.	5,671	190,149

		298,026

Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	1,953	107,415

Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	18	453

Garden Products — 0.0%
Toro Co.	488	28,304

Gas - Distribution — 0.1%
Italgas SpA	7,520	39,172
Perusahaan Gas Negara Persero Tbk PT	672,700	99,630

		138,802

Gold Mining — 0.0%
AngloGold Ashanti, Ltd.	4,056	34,759

Golf — 0.0%
Callaway Golf Co.	1,274	24,130

Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	251	15,211

Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	567	42,134

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	1,657	38,857
Sleep Number Corp.†#	529	14,796

		53,653

Hotels/Motels — 0.1%
Belmond, Ltd., Class A†	6,092	72,799
Hilton Grand Vacations, Inc.†	111	4,413
Hilton Worldwide Holdings, Inc.	212	17,111
Wyndham Worldwide Corp.	106	11,495

		105,818

Human Resources — 0.3%
AMN Healthcare Services, Inc.†	489	27,628
ASGN, Inc.†	500	38,500
Insperity, Inc.	381	35,052
Kelly Services, Inc., Class A	1,873	41,974
Korn/Ferry International	596	32,589
ManpowerGroup, Inc.	1,245	112,050
Recruit Holdings Co., Ltd.	5,800	160,718
Robert Half International, Inc.	148	9,425
TrueBlue, Inc.†	2,896	74,717

		532,653

Identification Systems — 0.0%
Brady Corp., Class A	1,710	66,690

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Import/Export — 0.3%
ITOCHU Corp.	19,100	$357,633
Mitsui & Co., Ltd.	10,500	184,342

		541,975

Independent Power Producers — 0.0%
NRG Energy, Inc.	98	3,354
Vistra Energy Corp.†	18	442

		3,796

Industrial Automated/Robotic — 0.5%
Cognex Corp.	1,153	52,704
FANUC Corp.	300	63,824
Keyence Corp.	800	489,029
Rockwell Automation, Inc.	433	75,952
THK Co., Ltd.	1,000	35,322
Yaskawa Electric Corp.	800	32,130

		748,961

Instruments - Controls — 0.1%
Honeywell International, Inc.	576	85,196
Watts Water Technologies, Inc., Class A	966	74,334

		159,530

Instruments - Scientific — 0.0%
Waters Corp.†	92	17,721

Insurance - Life/Health — 0.6%
Aflac, Inc.	1,893	85,299
American Equity Investment Life Holding Co.	5,419	192,049
Athene Holding, Ltd., Class A†	4,028	179,931
Dai-ichi Life Holdings, Inc.	14,600	271,153
Legal & General Group PLC	1,566	5,618
Lincoln National Corp.	42	2,784
Poste Italiane SpA*	7,175	61,946
Principal Financial Group, Inc.	1,222	68,188
Prudential Financial, Inc.	1,203	116,498
Unum Group	925	35,899

		1,019,365

Insurance - Multi-line — 0.6%
Allianz SE	440	90,786
Allstate Corp.	3,744	349,989
American National Insurance Co.	65	7,735
ASR Nederland NV	2,260	95,835
Assicurazioni Generali SpA	4,281	72,856
Chubb, Ltd.	5	653
CNA Financial Corp.	103	4,839
Horace Mann Educators Corp.	2,646	116,953
Loews Corp.	1,837	89,774
Mapfre SA	15,284	46,499
MetLife, Inc.	175	8,048
Storebrand ASA	7,190	58,856
United Fire Group, Inc.	1,907	102,292

		1,045,115

Insurance - Property/Casualty — 1.1%
AMERISAFE, Inc.	319	19,028
Arch Capital Group, Ltd.†	299	23,457
Berkshire Hathaway, Inc., Class B†	575	110,130
Employers Holdings, Inc.	1,791	70,924
Fosun International, Ltd.	48,500	105,764
Gjensidige Forsikring ASA	2,902	44,840
Infinity Property & Casualty Corp.	830	120,101
MS&AD Insurance Group Holdings, Inc.	13,200	419,069
Navigators Group, Inc.	1,263	74,264
ProAssurance Corp.	1,933	74,227

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Progressive Corp.	715	$44,394
RLI Corp.	1,337	87,814
Safety Insurance Group, Inc.	1,026	88,236
Selective Insurance Group, Inc.	1,617	91,927
Stewart Information Services Corp.	1,894	79,908
Tokio Marine Holdings, Inc.	5,500	263,914
Tryg A/S	1,857	42,764
Universal Insurance Holdings, Inc.	493	17,575

		1,778,336

Insurance - Reinsurance — 0.0%
Everest Re Group, Ltd.	13	2,929
Maiden Holdings, Ltd.	4,365	38,194

		41,123

Internet Application Software — 0.5%
Tencent Holdings, Ltd.	9,600	483,913
Tencent Holdings, Ltd. ADR#	6,037	308,295

		792,208

Internet Content - Entertainment — 0.4%
Facebook, Inc., Class A†	3,064	587,614
Netflix, Inc.†	27	9,493
Twitter, Inc.†	2,071	71,864

		668,971

Internet Content - Information/News — 0.3%
Kakaku.com, Inc.	600	12,990
SINA Corp.†	5,548	503,870

		516,860

Internet Gambling — 0.0%
Kindred Group PLC SDR	3,536	44,855

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,567	271,263

Internet Security — 0.3%
Palo Alto Networks, Inc.†	1,491	310,262
Symantec Corp.	5,545	115,225
Trend Micro, Inc.	2,600	146,645

		572,132

Internet Telephone — 0.0%
8x8, Inc.†	3,418	63,917

Investment Companies — 0.4%
Apollo Investment Corp.	2,771	15,767
Ares Capital Corp.	4,179	70,542
BlackRock Capital Investment Corp.	2,352	14,676
China Merchants China Direct Investments, Ltd.	10,000	15,404
FS Investment Corp.#	6,080	46,816
Goldman Sachs BDC, Inc.	810	16,597
Golub Capital BDC, Inc.	1,292	23,915
Jefferies Financial Group, Inc.	3,908	85,507
Kinnevik AB, Class B	130	4,533
L E Lundbergforetagen AB	1,144	36,975
Main Street Capital Corp.#	1,598	61,395
Medley Capital Corp.	2,168	7,675
Melrose Industries PLC	18,690	58,650
New Mountain Finance Corp.	1,625	22,588
Oaktree Specialty Lending Corp.#	4,208	20,703
Pargesa Holding SA	583	51,069
PennantPark Investment Corp.	3,046	22,144
Prospect Capital Corp.#	7,066	47,766
Solar Capital, Ltd.	1,651	35,678
Triangle Capital Corp.	770	8,724

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Companies (continued)
Zeder Investments, Ltd.	55,260	$26,113

		693,237

Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.	206	32,808
Ameriprise Financial, Inc.	731	101,338
Amundi SA*	756	55,739
Azimut Holding SpA	1,797	29,413
BlackRock, Inc.	28	14,958
Financial Engines, Inc.	2,272	101,445
Partners Group Holding AG	160	115,317
Virtus Investment Partners, Inc.	524	65,788
Waddell & Reed Financial, Inc., Class A#	5,290	102,626
WisdomTree Investments, Inc.	4,670	51,183

		670,615

Lasers - System/Components — 0.0%
II-VI, Inc.†	574	25,227

Leisure Products — 0.0%
Yamaha Corp.	1,000	52,081

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.#	56	6,622
Philips Lighting NV#*	1,560	44,641

		51,263

Linen Supply & Related Items — 0.1%
UniFirst Corp.	469	83,294

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	34	3,046

Machinery - Construction & Mining — 0.3%
Astec Industries, Inc.	1,152	67,404
Caterpillar, Inc.	96	14,583
Komatsu, Ltd.	7,700	251,886
United Tractors Tbk PT	85,700	215,478

		549,351

Machinery - Electrical — 0.6%
ABB, Ltd.	4,402	100,055
Disco Corp.	1,200	225,187
Franklin Electric Co., Inc.	1,399	64,704
Fuji Electric Co., Ltd.	47,000	333,627
Hitachi, Ltd.	10,000	72,854
Konecranes OYJ	1,031	43,023
Mitsubishi Electric Corp.	6,200	87,660
Regal Beloit Corp.	91	7,230

		934,340

Machinery - Farming — 0.1%
Husqvarna AB, Class B	6,366	62,605
Lindsay Corp.	489	48,127

		110,732

Machinery - General Industrial — 0.6%
Albany International Corp., Class A	308	18,942
Applied Industrial Technologies, Inc.	2,237	156,031
Bucher Industries AG	101	36,281
Chart Industries, Inc.†	1,836	118,293
Duerr AG	378	37,998
DXP Enterprises, Inc.†	1,049	40,932
Harmonic Drive Systems, Inc.#	1,300	61,564
Hexagon AB, Class B	1,732	97,635
Metso Oyj	1,647	57,037
OC Oerlikon Corp. AG	2,976	47,858
Roper Technologies, Inc.	9	2,482

Security Description	Shares	Value (Note 2)

Machinery - General Industrial (continued)
Tennant Co.	837	$65,956
Zebra Technologies Corp., Class A†	1,189	182,523

		923,532

Machinery - Material Handling — 0.1%
Daifuku Co., Ltd.	1,600	82,506

Machinery - Pumps — 0.1%
SPX FLOW, Inc.†	2,456	107,008

Medical Imaging Systems — 0.0%
Analogic Corp.	726	60,730

Medical Information Systems — 0.0%
Cerner Corp.†	391	23,335
Computer Programs & Systems, Inc.#	1,670	54,358

		77,693

Medical Instruments — 0.8%
Abaxis, Inc.	983	81,392
Ambu A/S, Class B	2,314	69,672
AngioDynamics, Inc.†	3,148	66,203
CONMED Corp.	1,338	91,854
Edwards Lifesciences Corp.†	74	10,161
Getinge AB, Class B	3,429	33,254
Integra LifeSciences Holdings Corp.†	1,816	117,205
Intuitive Surgical, Inc.†	472	216,964
Medtronic PLC	153	13,207
Natus Medical, Inc.†	489	18,044
Shimadzu Corp.	12,800	351,281
Sysmex Corp.	1,300	116,553
Topcon Corp.	7,500	129,500

		1,315,290

Medical Labs & Testing Services — 0.2%
BioMerieux	655	58,030
PeptiDream, Inc.†	4,400	190,188

		248,218

Medical Products — 0.3%
Abbott Laboratories	325	19,997
CYBERDYNE, Inc.†#	5,000	63,826
Haemonetics Corp.†	1,611	145,554
Inogen, Inc.†	184	33,615
Integer Holdings Corp.†	348	22,968
Invacare Corp.#	2,266	37,389
Luminex Corp.	788	22,316
Varian Medical Systems, Inc.†	876	103,254
William Demant Holding A/S†	1,670	60,761

		509,680

Medical - Biomedical/Gene — 0.6%
Ablynx NV†	1,153	60,603
Acorda Therapeutics, Inc.†	3,147	82,609
Alexion Pharmaceuticals, Inc.†	8	929
AMAG Pharmaceuticals, Inc.†#	2,426	59,316
Amgen, Inc.	1,164	209,077
Biogen, Inc.†	331	97,301
Cambrex Corp.†	1,107	50,147
Celgene Corp.†	134	10,543
Emergent BioSolutions, Inc.†	416	21,449
H. Lundbeck A/S	949	66,973
Ligand Pharmaceuticals, Inc.†#	230	44,213
Medicines Co.†#	2,652	89,797
Myriad Genetics, Inc.†#	766	27,966
Spectrum Pharmaceuticals, Inc.†	2,979	57,465
Swedish Orphan Biovitrum AB†	2,534	51,580

		929,968

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs — 0.8%
AbbVie, Inc.	1,583	$156,622
Allergan PLC	16	2,413
Bayer AG	27	3,213
Bristol-Myers Squibb Co.	1,047	55,093
Corcept Therapeutics, Inc.†#	1,111	20,554
Eli Lilly & Co.	121	10,290
Enanta Pharmaceuticals, Inc.†	181	18,062
Galapagos NV†	678	68,686
Ipsen SA	702	112,146
Johnson & Johnson	1,242	148,568
Kalbe Farma Tbk PT	453,200	44,606
Merck & Co., Inc.	761	45,302
Pfizer, Inc.	5,079	182,488
Recordati SpA	1,566	58,068
Shionogi & Co., Ltd.	7,600	397,673
Supernus Pharmaceuticals, Inc.†	564	31,781
Zoetis, Inc.	74	6,194

		1,361,759

Medical - Generic Drugs — 0.0%
Amneal Pharmaceuticals, Inc.†	2,034	40,151
Momenta Pharmaceuticals, Inc.†	1,018	24,025

		64,176

Medical - HMO — 0.5%
Anthem, Inc.	162	35,870
Centene Corp.†	423	49,559
Cigna Corp.	580	98,235
Humana, Inc.	17	4,947
Magellan Health, Inc.†	1,389	127,024
Tivity Health, Inc.†	411	14,405
UnitedHealth Group, Inc.	843	203,593
WellCare Health Plans, Inc.†	1,505	333,613

		867,246

Medical - Hospitals — 0.1%
Community Health Systems, Inc.†#	6,474	26,479
Select Medical Holdings Corp.†	3,890	70,409

		96,888

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	656	24,016
Kindred Healthcare, Inc.†	4,622	41,367

		65,383

Medical - Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	326	24,890
Chemed Corp.	148	48,248
LHC Group, Inc.†	336	25,862

		99,000

Medical - Wholesale Drug Distribution — 0.0%
McKesson Corp.	34	4,826
Owens & Minor, Inc.	955	15,566

		20,392

Metal Processors & Fabrication — 0.2%
Aurubis AG	581	47,206
CIRCOR International, Inc.	1,270	61,125
Haynes International, Inc.	1,035	44,070
Mueller Industries, Inc.	3,470	104,794
VAT Group AG*	332	47,398

		304,593

Metal - Aluminum — 0.1%
Century Aluminum Co.†	2,449	43,396

Security Description	Shares	Value (Note 2)

Metal - Aluminum (continued)
Kaiser Aluminum Corp.	1,011	$111,473

		154,869

Metal - Copper — 0.0%
Freeport-McMoRan, Inc.	654	11,053

Metal - Diversified — 1.7%
Glencore PLC	273,292	1,352,192
Rio Tinto PLC	24,628	1,388,629

		2,740,821

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,712	79,865
John Bean Technologies Corp.	304	26,843

		106,708

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	55	2,259
Yamaha Motor Co., Ltd.	7,300	210,374

		212,633

Multimedia — 0.2%
E.W. Scripps Co., Class A	1,947	24,318
Time Warner, Inc.	1,044	98,303
Twenty-First Century Fox, Inc., Class B	583	22,253
Walt Disney Co.	1,352	134,484

		279,358

Networking Products — 0.7%
Arista Networks, Inc.†	1,737	436,960
Cisco Systems, Inc.	9,350	399,338
Extreme Networks, Inc.†	1,461	12,579
LogMeIn, Inc.	2,134	230,259
NETGEAR, Inc.†	1,828	110,503

		1,189,639

Non-Ferrous Metals — 0.1%
Materion Corp.	1,539	83,952

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,014	135,804

Office Furnishings - Original — 0.0%
Interface, Inc.	754	17,116

Office Supplies & Forms — 0.0%
Societe BIC SA#	401	39,087

Oil & Gas Drilling — 0.1%
Noble Corp. PLC†#	16,254	90,372

Oil Companies - Exploration & Production — 0.7%
Apache Corp.#	334	13,360
Carrizo Oil & Gas, Inc.†#	4,482	113,215
CNX Resources Corp.†	1,103	17,825
ConocoPhillips	308	20,756
Denbury Resources, Inc.†	23,938	101,737
Det Norske Oljeselskap ASA	1,661	60,470
HighPoint Resources Corp.†	5,173	36,935
Inpex Corp.	12,300	136,399
Lundin Petroleum AB	2,839	90,074
Marathon Oil Corp.	80	1,714
PDC Energy, Inc.†	3,682	222,724
Ring Energy, Inc.†	1,824	25,189
SRC Energy, Inc.†#	13,511	174,832
Unit Corp.†	3,201	69,910

		1,085,140

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Integrated — 0.5%
Chevron Corp.	2,161	$268,612
China Petroleum & Chemical Corp.	340,000	331,659
Exxon Mobil Corp.	2,106	171,091

		771,362

Oil Field Machinery & Equipment — 0.0%
Exterran Corp.†	2,575	70,967
National Oilwell Varco, Inc.	61	2,527

		73,494

Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	378	29,174
Marathon Petroleum Corp.	1,440	113,803
Valero Energy Corp.	665	80,598

		223,575

Oil - Field Services — 0.5%
Archrock, Inc.	5,103	58,940
Bristow Group, Inc.	1,696	20,064
C&J Energy Services, Inc.†	732	19,705
Halliburton Co.	232	11,540
Helix Energy Solutions Group, Inc.†	8,741	66,431
Matrix Service Co.†	2,196	42,602
McDermott International, Inc.†	4,444	96,568
Newpark Resources, Inc.†	5,756	62,453
Oil States International, Inc.†	3,103	109,846
ProPetro Holding Corp.†#	826	13,439
Saipem SpA†#	8,842	38,083
SBM Offshore NV	2,685	42,577
SEACOR Holdings, Inc.†	948	49,514
Subsea 7 SA	3,960	60,184
TGS NOPEC Geophysical Co. ASA	1,573	52,766

		744,712

Paper & Related Products — 0.2%
BillerudKorsnas AB	2,719	41,335
Clearwater Paper Corp.†	1,015	24,411
Domtar Corp.	145	6,970
International Paper Co.	638	34,133
Neenah, Inc.	200	16,230
P.H. Glatfelter Co.	2,577	45,072
Schweitzer-Mauduit International, Inc.	1,806	79,121

		247,272

Pastoral & Agricultural — 0.1%
Charoen Pokphand Indonesia Tbk PT	444,300	117,322
Phibro Animal Health Corp., Class A	324	14,645
Schouw & Co. A/S	300	26,984

		158,951

Pharmacy Services — 0.3%
CVS Health Corp.	5,518	349,786
Diplomat Pharmacy, Inc.†	3,033	71,397
Express Scripts Holding Co.†	1,475	111,820

		533,003

Photo Equipment & Supplies — 0.0%
FUJIFILM Holdings Corp.	1,300	49,764

Pipelines — 0.0%
Koninklijke Vopak NV	1,019	49,924
Williams Cos., Inc.	132	3,545

		53,469

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	404	26,474
Powell Industries, Inc.	412	13,930

Security Description	Shares	Value (Note 2)

Power Converter/Supply Equipment (continued)
Schneider Electric SE	1,168	$101,408
SPX Corp.†	2,756	94,421

		236,233

Printing - Commercial — 0.0%
LSC Communications, Inc.	2,254	28,536

Private Equity — 0.3%
3i Group PLC	8,240	104,426
Alaris Royalty Corp.	1,310	15,822
Allied Minds PLC†#	9,480	14,712
Altamir	1,060	20,640
AURELIUS Equity Opportunities SE & Co. KGaA	560	37,345
Bure Equity AB	960	10,980
Deutsche Beteiligungs AG	520	20,963
Eurazeo SA	1,487	116,304
Gimv NV	260	15,457
Onex Corp.	1,230	88,289
Ratos AB, Class B	6,710	22,094

		467,032

Publishing - Books — 0.1%
Lagardere SCA	1,604	43,395
Scholastic Corp.	1,984	89,260

		132,655

Publishing - Newspapers — 0.1%
Gannett Co., Inc.	7,736	81,770
Schibsted ASA, Class A	1,226	34,554

		116,324

Publishing - Periodicals — 0.0%
Axel Springer SE	714	51,854

Racetracks — 0.0%
Penn National Gaming, Inc.†	919	31,320

Real Estate Investment Trusts — 1.3%
Acadia Realty Trust	4,874	125,505
Agree Realty Corp.	964	51,034
Apollo Commercial Real Estate Finance, Inc.#	3,010	55,956
Armada Hoffler Properties, Inc.	1,631	23,486
ARMOUR Residential REIT, Inc.#	1,622	37,582
AvalonBay Communities, Inc.	7	1,159
Capstead Mtg. Corp.	11,726	107,293
CareTrust REIT, Inc.	1,343	22,146
CBL & Associates Properties, Inc.#	11,848	59,951
Cedar Realty Trust, Inc.	4,099	17,995
Chatham Lodging Trust	3,986	82,869
Chesapeake Lodging Trust	3,466	111,709
Cofinimmo SA	317	39,291
CoreCivic, Inc.	233	5,014
DiamondRock Hospitality Co.	10,813	137,649
EastGroup Properties, Inc.	226	21,070
Essex Property Trust, Inc.	7	1,673
Extra Space Storage, Inc.	15	1,444
Fonciere Des Regions	530	55,447
Franklin Street Properties Corp.#	9,123	70,612
Government Properties Income Trust#	6,596	95,840
Hersha Hospitality Trust	3,946	83,931
Host Hotels & Resorts, Inc.	589	12,740
ICADE	484	44,935
Independence Realty Trust, Inc.	8,259	80,112
Invesco Mtg. Capital, Inc.	3,506	56,902
Kite Realty Group Trust	6,104	95,772
Lexington Realty Trust	2,333	20,134
LTC Properties, Inc.	1,348	55,457

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Merlin Properties Socimi SA	5,611	$77,443
Pennsylvania Real Estate Investment Trust#	6,061	66,732
PennyMac Mtg. Investment Trust#	3,921	73,401
Prologis, Inc.	129	8,301
PS Business Parks, Inc.	76	9,315
Public Storage	4	847
Ramco-Gershenson Properties Trust#	1,350	16,605
Retail Opportunity Investments Corp.#	3,908	70,813
Simon Property Group, Inc.	774	124,010
Summit Hotel Properties, Inc.	1,404	21,467
Urstadt Biddle Properties, Inc., Class A	3,615	78,988
Weyerhaeuser Co.	38	1,419
Whitestone REIT#	1,515	18,544

		2,142,593

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	261	12,056
Fabege AB	4,305	50,808
Fastighets AB Balder†	1,507	39,122
HFF, Inc., Class A	414	13,960
RE/MAX Holdings, Inc., Class A	1,531	79,765
Realogy Holdings Corp.#	522	12,418

		208,129

Real Estate Operations & Development — 0.5%
Aroundtown SA	8,706	72,435
BUWOG AG	1,725	58,569
Castellum AB	4,199	67,458
China Vanke Co., Ltd.	1,600	5,690
Community Healthcare Trust, Inc.#	2,284	63,267
Mitsui Fudosan Co., Ltd.	12,000	300,200
NTT Urban Development Corp.	13,000	135,780
Summarecon Agung Tbk PT	894,800	63,296
Tokyo Tatemono Co., Ltd.	9,900	136,832

		903,527

Recreational Vehicles — 0.0%
BRP, Inc.	200	9,317
LCI Industries	263	23,065

		32,382

Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.#	3,265	30,985
United Rentals, Inc.†	48	7,659

		38,644

Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.#	233	28,016

Retail - Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A	4,224	100,742
Buckle, Inc.#	1,853	46,788
Burlington Stores, Inc.†	318	46,508
Caleres, Inc.	3,090	109,571
Chico’s FAS, Inc.	8,809	74,524
Children’s Place, Inc.#	496	63,860
DSW, Inc., Class A#	4,743	113,263
Express, Inc.†	4,840	41,188
Finish Line, Inc., Class A	2,562	34,869
Gap, Inc.	24	672
Genesco, Inc.†	1,591	69,527
Guess?, Inc.	3,865	75,754
lululemon athletica, Inc.†	109	11,450
Ross Stores, Inc.	354	27,924
Tailored Brands, Inc.	2,069	67,884

		884,524

Security Description	Shares	Value (Note 2)

Retail - Auto Parts — 0.0%
AutoZone, Inc.†	5	$3,247
Genuine Parts Co.	45	4,085
O’Reilly Automotive, Inc.†	8	2,155

		9,487

Retail - Automobile — 0.5%
Asbury Automotive Group, Inc.†	1,246	86,659
Astra International Tbk PT	1,159,200	573,865
Group 1 Automotive, Inc.	1,197	84,101
Lithia Motors, Inc., Class A#	898	87,780

		832,405

Retail - Building Products — 0.1%
Home Depot, Inc.	1,139	212,480
Lowe’s Cos., Inc.	166	15,772

		228,252

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	102	6,962

Retail - Discount — 0.4%
Costco Wholesale Corp.	336	66,608
Dollar General Corp.	18	1,575
Dollar Tree, Inc.†	38	3,138
Don Quijote Holdings Co., Ltd.	8,100	429,883
Ollie’s Bargain Outlet Holdings, Inc.†	492	34,784
Target Corp.	511	37,247
Walmart, Inc.	418	34,502

		607,737

Retail - Drug Store — 0.2%
Sundrug Co., Ltd.	4,400	199,364
Walgreens Boots Alliance, Inc.	1,938	120,912

		320,276

Retail - Hair Salons — 0.0%
Regis Corp.†	2,274	39,317

Retail - Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	1,980	39,600
La-Z-Boy, Inc.	2,049	63,929
Nitori Holdings Co., Ltd.	1,600	274,396
RH†#	215	21,012

		398,937

Retail - Major Department Stores — 0.1%
J.C. Penney Co., Inc.†#	20,297	49,119
Matahari Department Store Tbk PT	96,400	63,305

		112,424

Retail - Misc./Diversified — 0.1%
Sally Beauty Holdings, Inc.†#	6,500	98,410

Retail - Pawn Shops — 0.0%
EZCORP, Inc., Class A†#	2,153	26,697
FirstCash, Inc.	429	38,932

		65,629

Retail - Regional Department Stores — 0.0%
Kohl’s Corp.#	146	9,746

Retail - Restaurants — 0.2%
BJ’s Restaurants, Inc.	1,106	61,936
Dave & Buster’s Entertainment, Inc.†#	515	21,445
Dine Brands Global, Inc.#	812	51,521
Fiesta Restaurant Group, Inc.†	2,998	74,500
McDonald’s Corp.	46	7,360
Red Robin Gourmet Burgers, Inc.†	820	41,287

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants (continued)
Shake Shack, Inc., Class A†	264	$15,740
Sonic Corp.#	679	16,486
Wingstop, Inc.	378	19,131

		309,406

Rubber/Plastic Products — 0.1%
Hexpol AB	3,917	41,434
Proto Labs, Inc.†	245	29,547
Sekisui Plastics Co., Ltd.†	7,000	81,527

		152,508

Satellite Telecom — 0.1%
Cellnex Telecom SA*	2,349	59,864
EchoStar Corp., Class A†	464	21,826
Eutelsat Communications SA	2,124	40,961

		122,651

Savings & Loans/Thrifts — 0.4%
Banc of California, Inc.#	3,052	59,209
BofI Holding, Inc.†	1,023	42,158
Brookline Bancorp, Inc.	1,118	20,348
Dime Community Bancshares, Inc.	1,233	25,092
New York Community Bancorp, Inc.#	13,026	150,971
Northfield Bancorp, Inc.	1,909	31,193
Northwest Bancshares, Inc.	5,431	93,630
Oritani Financial Corp.	269	4,277
People’s United Financial, Inc.	15	276
Provident Financial Services, Inc.	3,233	90,330
Sterling Bancorp	1,474	36,187
Washington Federal, Inc.	694	22,520

		576,191

Schools — 0.1%
American Public Education, Inc.†	1,318	56,147
Capella Education Co.	185	17,566
Career Education Corp.†	982	15,113
Strayer Education, Inc.	552	60,333

		149,159

Security Services — 0.0%
Loomis AB, Series B	1,105	42,255

Semiconductor Components - Integrated Circuits — 0.4%
Analog Devices, Inc.	89	8,649
Cypress Semiconductor Corp.	7,000	115,220
Marvell Technology Group, Ltd.	7,457	160,624
Maxim Integrated Products, Inc.	139	8,152
MaxLinear, Inc.†#	741	13,597
NXP Semiconductors NV†	2,199	250,686
Power Integrations, Inc.	971	72,971
QUALCOMM, Inc.	145	8,428
Renesas Electronics Corp.†	9,100	89,952

		728,279

Semiconductor Equipment — 0.3%
ASM International NV	721	42,098
ASM Pacific Technology, Ltd.	5,100	66,620
BE Semiconductor Industries NV	1,167	39,117
Brooks Automation, Inc.	776	25,360
Cabot Microelectronics Corp.	255	28,858
FormFactor, Inc.†	1,074	14,553
KLA-Tencor Corp.	109	12,342
Kulicke & Soffa Industries, Inc.†	811	19,529
Lam Research Corp.	81	16,053
Nanometrics, Inc.†	422	17,711
Siltronic AG	319	53,963

Security Description	Shares	Value (Note 2)

Semiconductor Equipment (continued)
Teradyne, Inc.	3,561	$134,997
Veeco Instruments, Inc.†	3,560	60,698

		531,899

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	88	19,454

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	239	11,221
Unilever Indonesia Tbk PT	90,600	296,925

		308,146

Software Tools — 0.4%
VMware, Inc., Class A†	5,331	732,906

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†#	2,433	42,651
Valmont Industries, Inc.	208	30,399

		73,050

Steel - Producers — 0.2%
AK Steel Holding Corp.†#	19,027	86,002
JFE Holdings, Inc.	8,800	181,388

		267,390

Steel - Specialty — 0.0%
Outokumpu Oyj	4,938	31,205

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	1,845	84,132

Telecom Equipment - Fiber Optics — 0.1%
Finisar Corp.†#	1,275	20,668
Oclaro, Inc.†	6,223	53,269
Viavi Solutions, Inc.†	7,556	71,857

		145,794

Telecom Services — 0.5%
China Telecom Corp., Ltd.	456,000	211,921
Telekomunikasi Indonesia Persero Tbk PT	2,198,200	549,463
Tower Bersama Infrastructure Tbk PT	254,600	92,737
XL Axiata Tbk PT†	209,300	31,564

		885,685

Telecommunication Equipment — 0.2%
Juniper Networks, Inc.	9,529	253,853
Nortel Networks Corp.†(1)(2)	62	0

		253,853

Telephone - Integrated — 0.9%
AT&T, Inc.	5,669	183,222
BT Group PLC	48,392	131,824
Freenet AG	1,968	56,492
GCI Liberty, Inc., Class A†	484	20,231
Nippon Telegraph & Telephone Corp.	14,000	655,587
SoftBank Group Corp.	5,500	390,377
Telefonica Deutschland Holding AG	9,746	41,206
Verizon Communications, Inc.	1,571	74,890

		1,553,829

Television — 0.2%
Cyfrowy Polsat SA	38,708	260,640
ION Media Networks, Inc.†(1)(2)	18	13,425
RTL Group SA	591	44,573
Surya Citra Media Tbk PT	245,300	43,280
TEGNA, Inc.	1,187	12,309
World Wrestling Entertainment, Inc., Class A#	446	25,819

		400,046

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Tobacco — 0.4%
Altria Group, Inc.	5,957	$332,043
Gudang Garam Tbk PT	23,000	113,142
Hanjaya Mandala Sampoerna Tbk PT	452,500	123,060
Philip Morris International, Inc.	229	18,215
Universal Corp.	1,661	109,875

		696,335

Tools - Hand Held — 0.0%
Snap-on, Inc.	3	443

Toys — 0.2%
Bandai Namco Holdings, Inc.	5,500	233,183
Nintendo Co., Ltd.	200	82,333

		315,516

Transactional Software — 0.2%
Amadeus IT Group SA	4,474	354,558
SimCorp A/S	626	50,753

		405,311

Transport - Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	1,533	104,474

Transport - Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.#	1,665	82,750

Transport - Rail — 0.3%
Central Japan Railway Co.	1,700	350,981
Kansas City Southern	274	29,359
Norfolk Southern Corp.	41	6,218
Union Pacific Corp.	241	34,405

		420,963

Transport - Services — 0.2%
bpost SA	1,505	26,593
C.H. Robinson Worldwide, Inc.	32	2,784
Echo Global Logistics, Inc.†	1,528	42,478
Expeditors International of Washington, Inc.	23	1,713
Hub Group, Inc., Class A†	2,124	106,094
Matson, Inc.	2,799	95,838

		275,500

Transport - Truck — 0.3%
ArcBest Corp.	1,706	80,950
Forward Air Corp.	333	19,753
Marten Transport, Ltd.	1,583	36,092
Old Dominion Freight Line, Inc.	83	12,945
Saia, Inc.†	754	62,130
Sankyu, Inc.†	5,400	295,816

		507,686

Travel Services — 0.1%
HIS Co., Ltd.	6,300	217,050

Venture Capital — 0.1%
Hercules Capital, Inc.#	2,747	34,035
IP Group PLC†	18,590	34,064
Jafco Co., Ltd.	1,000	40,930
Safeguard Scientifics, Inc.†	1,970	25,905

		134,934

Veterinary Diagnostics — 0.0%
Neogen Corp.†	551	41,716

Web Hosting/Design — 0.4%
GoDaddy, Inc., Class A†	5,071	363,033
NIC, Inc.	1,114	17,100
Shopify, Inc., Class A†#	2,103	311,433

		691,566

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	97	$106,700
Alphabet, Inc., Class C†	213	231,103
Baidu, Inc. ADR†	1,796	435,637
Blucora, Inc.†	3,241	122,996
United Internet AG	3,340	213,393

		1,109,829

Wire & Cable Products — 0.1%
Encore Wire Corp.	1,520	73,568
General Cable Corp.#	3,008	89,187

		162,755

Wireless Equipment — 0.1%
GN Store Nord A/S	2,078	79,288

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	1,578	58,323

Total Common Stocks
(cost $112,367,174)		118,450,195

EXCHANGE-TRADED FUNDS — 7.1%
iShares Core S&P Small-Cap ETF	1,180	97,751
iShares MSCI Brazil ETF#	154,700	5,510,414
iShares MSCI ACWI ETF#	381	27,558
iShares S&P SmallCap 600 Value ETF#	501	81,417
iShares Russell 1000 Growth ETF	515	73,352
iShares Russell 1000 Value ETF#	441	53,383
SPDR S&P 500 ETF Trust, Series 1#	121	32,784
SPDR Blackstone/GSO Senior Loan ETF#	125,200	5,918,204

		11,794,863

Total Exchange-Traded Funds
(cost $13,049,405)		11,794,863

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(2) (cost $0)	45,000	5

CLOSED END INVESTMENT TRUST — 0.0%
BB Biotech AG# (cost $59,387)	851	56,293

ASSET BACKED SECURITIES — 7.3%
Diversified Financial Services — 7.3%
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	555,000	549,492
Capital One Multi-Asset Execution Trust Series 2016-A6, Class A6 1.82% due 09/15/2022	1,000,000	986,773
Citibank Credit Card Issuance Trust Series 2017-A8, Class A8 1.86% due 08/08/2022	200,000	195,533
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,400,000	1,379,687
Hyundai Auto Receivables Trust Series 2017-B, Class A3 1.77% due 01/18/2022	1,000,000	983,225
Kingsland VIII, Ltd. FRS Series 2018-8A, Class B 3.31% (3 ML+1.48%) due 04/20/2031(3)*	8,100,000	8,012,609
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	75,000	74,310

Total Asset Backed Securities
(cost $12,330,772)		12,181,629

19

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 5.2%
Auto - Cars/Light Trucks — 0.8%
Ford Motor Credit Co. LLC FRS Senior Notes 3.29% (3 ML+0.93%) due 11/04/2019	$1,270,000	$1,279,321

Computers — 0.8%
Apple, Inc. FRS Senior Notes 2.44% (3 ML+0.08%) due 02/08/2019	1,290,000	1,290,859

Diversified Banking Institutions — 2.2%
Citigroup, Inc. FRS Senior Notes 3.24% (3 ML+0.88%) due 07/30/2018	1,285,000	1,286,838
Goldman Sachs Group, Inc. FRS Senior Notes 3.44% (3 ML+1.10%) due 11/15/2018	1,280,000	1,286,221
JPMorgan Chase & Co. FRS Senior Notes 3.26% (3 ML+0.90%) due 04/25/2023	1,100,000	1,111,906

		3,684,965

Finance - Credit Card — 0.8%
American Express Credit Corp. FRS Senior Notes 2.68% (3 ML+0.33%) due 05/03/2019	1,290,000	1,292,804

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	1,364
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)(2)†	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)(2)†	69,000	7

		1,378

Telephone - Integrated — 0.6%
AT&T, Inc. FRS Senior Notes 3.30% (3 ML+0.95%) due 07/15/2021	1,000,000	1,015,099

Total U.S. Corporate Bonds & Notes
(cost $8,563,589)		8,564,426

FOREIGN CORPORATE BONDS & NOTES — 3.1%
Banks - Commercial — 1.3%
Royal Bank of Canada FRS Senior Notes 2.70% (3ML + 0.38%) due 03/02/2020	1,100,000	1,102,525
Westpac Banking Corp. FRS Senior Notes 2.46% (3 ML+0.43%) due 03/06/2020	1,075,000	1,078,594

		2,181,119

Diversified Manufacturing Operations — 0.8%
Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 2.41% (3 ML+0.32%) due 09/13/2019*	1,290,000	1,293,952

Oil Companies - Integrated — 0.2%
Shell International Finance BV FRS Company Guar. Notes 2.81% (3 ML+0.45%) due 05/11/2020	311,000	313,633

Security Description	Shares/ Principal Amount	Value (Note 2)

Soap & Cleaning Preparation — 0.8%
Reckitt Benckiser Treasury Services PLC FRS Company Guar. Notes 2.85% (3 ML+0.56%) due 06/24/2022#*	$1,295,000	$1,294,877

Total Foreign Corporate Bonds & Notes
(cost $5,089,861)		5,083,581

FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Sovereign — 1.4%
Republic of Indonesia Senior Notes 4.75% due 01/08/2026	375,000	383,973
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	1,225,000	1,262,541
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	590,000	691,935

Total Foreign Government Obligations
(cost $2,538,009)		2,338,449

Total Long-Term Investment Securities
(cost $153,998,197)		158,469,441

SHORT-TERM INVESTMENT SECURITIES — 7.4%
Registered Investment Companies — 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67%(5)	4,700,541	4,700,541
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(4)(5)	5,301,092	5,301,092

		10,001,633

U.S. Government Treasuries — 1.3%
United States Treasury Bills
1.41% due 06/07/2018(6)	2,135,000	2,134,448
1.55% due 06/07/2018(6)	70,000	69,982
1.58% due 06/07/2018(6)	15,000	14,964
1.59% due 06/07/2018(6)	10,000	9,997

		2,229,391

Total Short-Term Investment Securities
(cost $12,231,078)		12,231,024

TOTAL INVESTMENTS
(cost $166,229,275) (7)	103.0%	170,700,465
Liabilities in excess of other assets	(3.0)	(5,035,106)

NET ASSETS	100.0%	$165,665,359

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $11,283,773 representing 6.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $13,444 representing 0.0% of net assets.
(3)	Collateralized Loan Obligation
(4)

At May 31, 2018, the Fund had loaned securities with a total value of $10,790,906 This was secured by collateral of $5,301,092, which was received in cash and subsequently invested in short-term investments currently valued at $5,301,092 as reported in the

20

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Portfolio of Investments. Additional collateral of $5,876,389 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.
The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.00%	11/01/2034 to 04/01/2048	$264,566
Federal National Mtg. Assoc.	3.00% to 4.46%	10/01/2032 to 05/01/2048	112,854
Government National Mtg. Assoc.	2.50% to 4.00%	08/20/2044 to 04/16/2059	78,311
United States Treasury Bills	0.00%	06/21/2018 to 11/08/2018	358,522
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	5,062,136
(5)	The rate shown is the 7-day yield as of May 31, 2018.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(7)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

FRS — Floating Rate Security

The rates shown on the FRS is the current interest rates as of May 31, 2018, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

3ML—3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
29	Short	MSCI EAFE Index	June 2018	$2,941,239	$2,881,150	$60,089
20	Short	MSCI Emerging Markets Index	June 2018	1,217,674	1,121,700	95,974
62	Short	Russell 1000 Growth Index	June 2018	4,464,576	4,430,520	34,056
45	Long	Russell 1000 Value	June 2018	2,752,812	2,670,975	(81,837)
4	Long	Russell 2000 Mini Index	June 2018	323,164	326,840	3,676
64	Short	S&P 500 E-Mini Index	June 2018	8,892,957	8,657,600	235,357
335	Long	SGX Nifty 50 Index	June 2018	7,134,890	7,179,720	44,830
1	Short	TOPIX Index	June 2018	158,887	159,471	(584)

						$391,561

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.	GBP	4,300,000	USD	5,810,525	06/20/2018	$89,875	$–
	USD	9,645,510	EUR	7,820,000	06/20/2018	–	(492,566)
	USD	2,314,420	IDR	32,020,000,000	06/20/2018	–	(15,567)
	USD	7,117,313	INR	467,700,000	06/20/2018	–	(198,834)
	USD	3,081,828	JPY	325,500,000	06/20/2018	–	(86,507)

Net Unrealized Appreciation/(Depreciation)						$89,875	$(793,474)

EUR—Euro Currency

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

GBP—British Pound

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunications Equipment	$253,853	$—		$0	$253,853
Television	38,129	348,492	#	13,425	400,046
Other Industries	70,843,335	46,952,961	#	—	117,796,296
Exchange-Traded Funds	11,794,863	—		—	11,794,863
Preferred Securities/Capital Securities	—	—		5	5
Registered Investment Companies	—	56,293	#	—	56,293
Asset Backed Securities	—	12,181,629		—	12,181,629

21

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Corporate Bonds & Notes:
Finance - Investment Banker/Broker	$—	$1,364	$14	$1,378
Other Industries	—	8,563,048	—	8,563,048
Foreign Corporate Bonds & Notes	—	5,083,581	—	5,083,581
Foreign Government Obligations	—	2,338,449	—	2,338,449
Short-Term Investment Securities:
Registered Investment Companies	10,001,633	—	—	10,001,633
U.S. Government Treasuries	—	2,229,391	—	2,229,391

Total Investments at Value	$92,931,813	$77,755,208	$13,444	$170,700,465

Other Financial Instruments:†
Futures Contracts	$473,982	$—	$—	$473,982
Forward Foreign Currency Contracts	—	89,875	—	89,875

	$473,982	$89,875	$—	$563,857

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$81,837	$584	$—	$82,421
Forward Foreign Currency Contracts	—	793,474	—	793,474

	$81,837	$794,058	$—	$875,895

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $21,366,603 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

22

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

E-Commerce/Products	14.2%
Applications Software	10.9
Internet Content — Entertainment	6.9
Finance — Credit Card	6.1
Web Portals/ISP	5.7
Medical — HMO	5.6
E-Commerce/Services	4.3
Aerospace/Defense	4.0
Medical Products	3.5
Commercial Services — Finance	3.3
Diversified Banking Institutions	2.8
Medical — Biomedical/Gene	2.6
Finance — Investment Banker/Broker	2.6
Diagnostic Equipment	2.1
Internet Application Software	1.9
Airlines	1.8
Electronic Components — Semiconductors	1.8
Medical Instruments	1.5
Data Processing/Management	1.3
Hotels/Motels	1.3
Entertainment Software	1.0
Insurance Brokers	1.0
Banks — Fiduciary	0.9
Finance — Other Services	0.9
Auto — Cars/Light Trucks	0.8
Instruments — Controls	0.8
Retail — Apparel/Shoe	0.7
Cruise Lines	0.7
Enterprise Software/Service	0.7
Retail — Discount	0.6
Machinery — General Industrial	0.6
Computers	0.6
Registered Investment Companies	0.6
Transport — Rail	0.6
Retail — Building Products	0.6
Retail — Restaurants	0.6
Casino Hotels	0.5
Commercial Services	0.4
Electronic Measurement Instruments	0.4
Aerospace/Defense — Equipment	0.3
Semiconductor Components — Integrated Circuits	0.3
Insurance — Property/Casualty	0.3
Coatings/Paint	0.3
Auto/Truck Parts & Equipment — Original	0.3
Real Estate Investment Trusts	0.3
Electric — Integrated	0.2
Chemicals — Diversified	0.2
Tools — Hand Held	0.2
Semiconductor Equipment	0.2
Medical — Drugs	0.2
Insurance — Multi-line	0.1
Electric — Distribution	0.1
Beverages — Wine/Spirits	0.1
Retail — Perfume & Cosmetics	0.1

100.4%

*	Calculated as a percentage of net assets

23

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.8%
Aerospace/Defense — 4.0%
Boeing Co.	76,934	$27,093,078
Northrop Grumman Corp.	13,100	4,286,975

		31,380,053

Aerospace/Defense - Equipment — 0.3%
Harris Corp.	17,400	2,618,178

Airlines — 1.8%
Alaska Air Group, Inc.	27,028	1,643,573
American Airlines Group, Inc.#	184,393	8,028,471
Delta Air Lines, Inc.	59,100	3,194,355
United Continental Holdings, Inc.†	15,500	1,078,645

		13,945,044

Applications Software — 10.9%
Intuit, Inc.	55,647	11,218,435
Microsoft Corp.	376,837	37,246,569
Red Hat, Inc.†	46,233	7,509,164
salesforce.com, Inc.†	122,284	15,814,990
ServiceNow, Inc.†	73,023	12,969,615

		84,758,773

Auto - Cars/Light Trucks — 0.8%
Ferrari NV#	12,500	1,641,875
Tesla, Inc.†	16,527	4,705,733

		6,347,608

Auto/Truck Parts & Equipment - Original — 0.3%
Aptiv PLC	21,500	2,096,250

Banks - Fiduciary — 0.9%
Bank of New York Mellon Corp.	12,500	684,375
Northern Trust Corp.	3,600	369,072
State Street Corp.	63,349	6,088,472

		7,141,919

Beverages - Non-alcoholic — 0.0%
Monster Beverage Corp.†	2,000	102,320

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A	2,800	624,624

Casino Hotels — 0.5%
Wynn Resorts, Ltd.	21,602	4,234,208

Chemicals - Diversified — 0.2%
DowDuPont, Inc.	24,865	1,594,095

Coatings/Paint — 0.3%
Sherwin-Williams Co.	6,200	2,351,350

Commercial Services — 0.4%
Cintas Corp.	9,064	1,651,914
CoStar Group, Inc.†	3,667	1,397,934

		3,049,848

Commercial Services - Finance — 3.3%
FleetCor Technologies, Inc.†	14,300	2,850,705
Global Payments, Inc.	60,535	6,729,071
IHS Markit, Ltd.†	2,216	109,204
PayPal Holdings, Inc.†	124,833	10,245,044
S&P Global, Inc.	17,600	3,476,000
Worldpay, Inc., Class A†	31,850	2,531,120

		25,941,144

Computers — 0.6%
Apple, Inc.	25,400	4,746,498

Containers - Metal/Glass — 0.0%
Ball Corp.	9,054	334,545

Security Description	Shares	Value (Note 2)

Cruise Lines — 0.7%
Norwegian Cruise Line Holdings, Ltd.†	30,404	$1,591,345
Royal Caribbean Cruises, Ltd.	33,704	3,538,246

		5,129,591

Data Processing/Management — 1.3%
Fidelity National Information Services, Inc.	35,600	3,639,032
Fiserv, Inc.†	93,288	6,772,709

		10,411,741

Diagnostic Equipment — 2.1%
Danaher Corp.	81,895	8,130,535
Thermo Fisher Scientific, Inc.	37,832	7,879,271

		16,009,806

Diversified Banking Institutions — 2.8%
Citigroup, Inc.	7,800	520,182
JPMorgan Chase & Co.	60,200	6,442,002
Morgan Stanley	288,597	14,470,254

		21,432,438

Diversified Manufacturing Operations — 0.0%
Textron, Inc.	5,500	366,190

E-Commerce/Products — 14.2%
Alibaba Group Holding, Ltd. ADR†#	150,822	29,864,264
Amazon.com, Inc.†	49,816	81,181,150

		111,045,414

E-Commerce/Services — 4.3%
Booking Holdings, Inc.†	15,611	32,922,350
Ctrip.com International, Ltd. ADR†	16,380	738,574

		33,660,924

Electric - Distribution — 0.1%
Sempra Energy	6,474	689,675

Electric - Integrated — 0.2%
NextEra Energy, Inc.	10,741	1,780,965

Electronic Components - Misc. — 0.0%
Corning, Inc.	4,400	119,548

Electronic Components - Semiconductors — 1.8%
Broadcom, Inc.	20,400	5,142,228
Microchip Technology, Inc.#	34,900	3,398,562
Texas Instruments, Inc.	47,000	5,259,770
Xilinx, Inc.	1,100	74,921

		13,875,481

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	1,600	99,072
Fortive Corp.	38,990	2,834,183

		2,933,255

Enterprise Software/Service — 0.7%
Workday, Inc., Class A†	38,900	5,094,344

Entertainment Software — 1.0%
Activision Blizzard, Inc.	34,400	2,439,304
Electronic Arts, Inc.†	40,000	5,236,400

		7,675,704

Finance - Credit Card — 6.1%
Mastercard, Inc., Class A	114,956	21,855,435
Visa, Inc., Class A#	197,136	25,769,618

		47,625,053

24

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Investment Banker/Broker — 2.6%
Charles Schwab Corp.	106,800	$5,940,216
Raymond James Financial, Inc.	12,000	1,158,720
TD Ameritrade Holding Corp.	225,046	13,322,723

		20,421,659

Finance - Other Services — 0.9%
Intercontinental Exchange, Inc.	98,006	6,947,645

Hotels/Motels — 1.3%
Hilton Worldwide Holdings, Inc.	29,605	2,389,420
Marriott International, Inc., Class A	57,904	7,837,885

		10,227,305

Instruments - Controls — 0.8%
Honeywell International, Inc.	40,100	5,931,191

Insurance Brokers — 1.0%
Marsh & McLennan Cos., Inc.	21,018	1,689,217
Willis Towers Watson PLC	38,100	5,758,815

		7,448,032

Insurance - Multi-line — 0.1%
Chubb, Ltd.	7,300	954,037

Insurance - Property/Casualty — 0.3%
Progressive Corp.	39,670	2,463,110

Internet Application Software — 1.9%
Tencent Holdings, Ltd.	298,600	15,051,725

Internet Content - Entertainment — 6.9%
Facebook, Inc., Class A†	217,444	41,701,410
Netflix, Inc.†	33,951	11,937,172

		53,638,582

Internet Security — 0.0%
Symantec Corp.	3,600	74,808

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc.	840	116,449

Machinery - General Industrial — 0.6%
Roper Technologies, Inc.	17,400	4,798,746

Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	24,948	11,467,847

Medical Products — 3.5%
Abbott Laboratories	15,100	929,103
Becton Dickinson and Co.	59,167	13,110,816
Stryker Corp.	75,256	13,096,049

		27,135,968

Medical - Biomedical/Gene — 2.6%
Alexion Pharmaceuticals, Inc.†	68,095	7,907,872
Biogen, Inc.†	107	31,454
Celgene Corp.†	1,255	98,744
Illumina, Inc.†	373	101,620
Vertex Pharmaceuticals, Inc.†	80,500	12,397,000

		20,536,690

Medical - Drugs — 0.2%
Merck & Co., Inc.	10,000	595,300
Zoetis, Inc.	7,700	644,490

		1,239,790

Medical - HMO — 5.6%
Aetna, Inc.	592	104,269
Anthem, Inc.	35,934	7,956,506

Security Description	Shares	Value (Note 2)

Medical - HMO (continued)
Centene Corp.†	15,846	$1,856,517
Cigna Corp.	40,500	6,859,485
Humana, Inc.	16,240	4,725,515
UnitedHealth Group, Inc.	91,503	22,098,890

		43,601,182

Real Estate Investment Trusts — 0.3%
American Tower Corp.	13,702	1,895,946
Equinix, Inc.	256	101,593

		1,997,539

Retail - Apparel/Shoe — 0.7%
Ross Stores, Inc.	72,500	5,718,800

Retail - Auto Parts — 0.0%
O’Reilly Automotive, Inc.†	326	87,828

Retail - Building Products — 0.6%
Home Depot, Inc.	23,662	4,414,146

Retail - Discount — 0.6%
Costco Wholesale Corp.	900	178,416
Dollar General Corp.	54,523	4,769,672

		4,948,088

Retail - Perfume & Cosmetics — 0.1%
ULTA Beauty, Inc.†	2,100	518,511

Retail - Restaurants — 0.6%
McDonald’s Corp.	2,300	368,023
Yum! Brands, Inc.	49,506	4,026,323

		4,394,346

Semiconductor Components - Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	43,500	2,551,275

Semiconductor Equipment — 0.2%
ASML Holding NV	4,915	966,535
Lam Research Corp.	2,200	435,996

		1,402,531

Software Tools — 0.0%
VMware, Inc., Class A†	907	124,694

Tobacco — 0.0%
Philip Morris International, Inc.	1,000	79,540

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	11,200	1,559,488

Transport - Rail — 0.6%
Canadian Pacific Railway, Ltd.	8,400	1,619,436
CSX Corp.	38,200	2,469,630
Union Pacific Corp.	2,300	328,348

		4,417,414

Transport - Services — 0.0%
FedEx Corp.	500	124,560

Web Portals/ISP — 5.7%
Alphabet, Inc., Class A†	12,100	13,310,000
Alphabet, Inc., Class C†	28,634	31,067,605

		44,377,605

Total Long-Term Investment Securities
(cost $416,936,238)		777,887,717

25

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67%(1)	749,278	$749,278
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	328,350	328,350
T. Rowe Price Government Reserve Fund 1.78%(1)	3,615,005	3,615,005

Total Short-Term Investment Securities
(cost $4,692,633)		4,692,633

TOTAL INVESTMENTS
(cost $421,628,871)(3)	100.4%	782,580,350
Liabilities in excess of other assets	(0.4)	(3,244,351)

NET ASSETS	100.0%	$779,335,999

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2018.
(2)	At May 31, 2018, the Fund had loaned securities with a total value of $36,089,358. This was secured by collateral of $328,350, which was received in cash and subsequently invested in short-term investments currently valued at $328,350 as reported in the Portfolio of Investments. Additional collateral of $36,454,979 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$7,559,448
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	3,061,060
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	2,012,723
United States Treasury Bills	0.00%	06/14/2018 to 11/08/2018	999,092
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	22,822,656

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$762,835,992	$15,051,725	**	$—	$777,887,717
Short-Term Investment Securities:	4,692,633	—		—	4,692,633

Total Investments at Value	$767,528,625	$15,051,725		$—	$782,580,350

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $15,051,725 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

26

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	8.3%
Diversified Banking Institutions	6.8
Medical — HMO	5.3
Electronic Components — Semiconductors	4.6
Banks — Super Regional	4.2
Chemicals — Diversified	3.9
Medical — Drugs	3.9
Cruise Lines	3.9
Oil Companies — Integrated	3.4
Finance — Consumer Loans	2.9
Banks — Fiduciary	2.8
Pharmacy Services	2.7
Tobacco	2.3
Industrial Gases	2.1
Finance — Credit Card	1.9
Retail — Auto Parts	1.9
Finance — Investment Banker/Broker	1.9
Oil Refining & Marketing	1.9
Applications Software	1.8
Retail — Building Products	1.8
Medical Instruments	1.7
Retail — Discount	1.6
Aerospace/Defense	1.6
Beverages — Non-alcoholic	1.6
Insurance — Property/Casualty	1.5
Insurance Brokers	1.5
Aerospace/Defense — Equipment	1.5
Enterprise Software/Service	1.5
Computers	1.4
Diversified Manufacturing Operations	1.4
Tools — Hand Held	1.2
Cable/Satellite TV	1.2
Building & Construction Products — Misc.	1.2
Semiconductor Components — Integrated Circuits	1.1
Savings & Loans/Thrifts	1.1
Building Products — Air & Heating	1.1
Rental Auto/Equipment	1.1
Electric — Integrated	1.0
Finance — Mortgage Loan/Banker	0.9
Investment Companies	0.9
Medical — Wholesale Drug Distribution	0.9
Apparel Manufacturers	0.8
Multimedia	0.8
Chemicals — Specialty	0.7
Medical — Generic Drugs	0.7
Commercial Services	0.6
Time Deposits	0.5
Diversified Minerals	0.5
Registered Investment Companies	0.3

100.2%

*	Calculated as a percentage of net assets

27

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Aerospace/Defense — 1.6%
Spirit AeroSystems Holdings, Inc., Class A	11,100	$940,281

Aerospace/Defense - Equipment — 1.5%
United Technologies Corp.	7,190	897,456

Apparel Manufacturers — 0.8%
Hanesbrands, Inc.#	26,200	477,626

Applications Software — 1.8%
Microsoft Corp.	11,135	1,100,583

Banks - Fiduciary — 2.8%
Bank of New York Mellon Corp.	13,729	751,663
State Street Corp.	9,810	942,839

		1,694,502

Banks - Super Regional — 4.2%
KeyCorp	42,000	816,480
PNC Financial Services Group, Inc.	4,425	634,589
Wells Fargo & Co.	18,945	1,022,841

		2,473,910

Beverages - Non-alcoholic — 1.6%
Coca-Cola European Partners PLC	24,400	926,468

Building & Construction Products - Misc. — 1.2%
Owens Corning	11,301	714,449

Building Products - Air & Heating — 1.1%
Johnson Controls International PLC	19,443	652,507

Cable/Satellite TV — 1.2%
Comcast Corp., Class A	23,206	723,563

Chemicals - Diversified — 3.9%
Celanese Corp., Series A	6,900	779,148
DowDuPont, Inc.	14,014	898,438
LyondellBasell Industries NV, Class A	5,700	639,084

		2,316,670

Chemicals - Specialty — 0.7%
Versum Materials, Inc.	10,200	407,694

Commercial Services — 0.6%
Nielsen Holdings PLC	12,800	386,176

Computers — 1.4%
Hewlett Packard Enterprise Co.	56,100	854,964

Cruise Lines — 3.9%
Carnival Corp.	8,800	548,064
Norwegian Cruise Line Holdings, Ltd.†	17,092	894,595
Royal Caribbean Cruises, Ltd.	8,149	855,482

		2,298,141

Diversified Banking Institutions — 6.8%
Bank of America Corp.	52,626	1,528,259
Citigroup, Inc.	20,319	1,355,074
JPMorgan Chase & Co.	10,944	1,171,118

		4,054,451

Diversified Manufacturing Operations — 1.4%
General Electric Co.	60,000	844,800

Diversified Minerals — 0.5%
Fairmount Santrol Holdings, Inc.†#	50,100	282,063

Electric - Integrated — 1.0%
Exelon Corp.	14,951	618,822

Electronic Components - Semiconductors — 4.6%
Broadcom, Inc.	2,583	651,097
Microchip Technology, Inc.#	11,400	1,110,132

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Texas Instruments, Inc.	8,620	$964,664

		2,725,893

Enterprise Software/Service — 1.5%
Oracle Corp.	18,500	864,320

Finance - Consumer Loans — 2.9%
Navient Corp.	39,105	540,040
SLM Corp.†	102,505	1,171,632

		1,711,672

Finance - Credit Card — 1.9%
American Express Co.	11,455	1,126,026

Finance - Investment Banker/Broker — 1.9%
E*TRADE Financial Corp.†	17,700	1,121,295

Finance - Mortgage Loan/Banker — 0.9%
FNF Group	15,200	561,792

Industrial Gases — 2.1%
Air Products & Chemicals, Inc.	5,900	952,319
Praxair, Inc.	1,902	297,206

		1,249,525

Insurance Brokers — 1.5%
Willis Towers Watson PLC	6,010	908,411

Insurance - Property/Casualty — 1.5%
Berkshire Hathaway, Inc., Class B†	4,800	919,344

Investment Companies — 0.9%
Jefferies Financial Group, Inc.	24,717	540,808

Medical Instruments — 1.7%
Medtronic PLC	11,530	995,270

Medical - Drugs — 3.9%
Johnson & Johnson	5,485	656,116
Merck & Co., Inc.	12,900	767,937
Pfizer, Inc.	24,841	892,537

		2,316,590

Medical - Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	18,000	387,000

Medical - HMO — 5.3%
Anthem, Inc.	4,715	1,043,995
Cigna Corp.	5,469	926,285
UnitedHealth Group, Inc.	5,020	1,212,380

		3,182,660

Medical - Wholesale Drug Distribution — 0.9%
Cardinal Health, Inc.	9,800	510,482

Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	12,207	470,580

Oil Companies - Exploration & Production — 8.3%
ConocoPhillips	17,365	1,170,227
Hess Corp.#	20,200	1,220,484
Kosmos Energy, Ltd.†#	68,297	530,668
Occidental Petroleum Corp.	12,965	1,091,653
Vermilion Energy, Inc.#	26,789	939,490

		4,952,522

Oil Companies - Integrated — 3.4%
BP PLC ADR	23,235	1,064,628
Chevron Corp.	7,900	981,970

		2,046,598

28

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Refining & Marketing — 1.9%
Phillips 66	9,600	$1,118,304

Pharmacy Services — 2.7%
CVS Health Corp.	13,644	864,893
Express Scripts Holding Co.†	9,400	712,614

		1,577,507

Rental Auto/Equipment — 1.1%
AMERCO	2,000	645,880

Retail - Auto Parts — 1.9%
Advance Auto Parts, Inc.	5,186	667,023
O’Reilly Automotive, Inc.†	1,692	455,842

		1,122,865

Retail - Building Products — 1.8%
Lowe’s Cos., Inc.	11,500	1,092,615

Retail - Discount — 1.6%
Dollar General Corp.	10,800	944,784

Savings & Loans/Thrifts — 1.1%
New York Community Bancorp, Inc.#	56,600	655,994

Semiconductor Components - Integrated Circuits — 1.1%
QUALCOMM, Inc.	11,713	680,760

Tobacco — 2.3%
Altria Group, Inc.	13,278	740,116
Philip Morris International, Inc.	8,000	636,320

		1,376,436

Tools - Hand Held — 1.2%
Stanley Black & Decker, Inc.	5,260	732,402

Total Long-Term Investment Securities
(cost $45,504,023)		59,203,461

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	154,712	$154,712

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/18	$306,000	306,000

Total Short-Term Investment Securities
(cost $460,712)		460,712

TOTAL INVESTMENTS
(cost $45,964,735)(3)	100.2%	59,664,173
Liabilities in excess of other assets	(0.2)	(132,627)

NET ASSETS	100.0%	$59,531,546

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2018, the Fund had loaned securities with a total value of $4,822,472. This was secured by collateral of $154,712, which was received in cash and subsequently invested in short-term investments currently valued at $154,712 as reported in the Portfolio of Investments. Additional collateral of $4,790,255 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
United States Treasury Bills	0.00%	06/21/2018 to 11/08/2018	$296,750
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	4,493,505

(2)	The rate shown is the 7-day yield as of May 31, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$59,203,461	$—	$—	$59,203,461
Short-Term Investment Securities:
Registered Investment Companies	154,712	—	—	154,712
Time Deposits	—	306,000	—	306,000

Total Investments at Value	$59,358,173	$306,000	$—	$59,664,173

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

29

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — May 31, 2018

Industry Allocation*

Federal National Mtg. Assoc.	21.5%
United States Treasury Notes	16.2
Federal Home Loan Mtg. Corp.	14.2
Diversified Banking Institutions	6.1
United States Treasury Bonds	5.6
Registered Investment Companies	3.5
Banks — Commercial	3.4
Diversified Financial Services	3.2
Government National Mtg. Assoc.	3.1
Electric — Integrated	2.2
Auto — Cars/Light Trucks	1.7
Telephone — Integrated	1.7
Banks — Super Regional	1.3
Pipelines	1.2
Oil Companies — Integrated	0.8
Savings & Loans/Thrifts	0.6
Medical Labs & Testing Services	0.6
Brewery	0.6
Oil Companies — Exploration & Production	0.6
Insurance — Life/Health	0.6
Insurance — Multi-line	0.6
Paper & Related Products	0.5
Computer Services	0.4
Medical — HMO	0.4
Enterprise Software/Service	0.4
Networking Products	0.4
Finance — Other Services	0.4
Computers	0.3
Cellular Telecom	0.3
Pharmacy Services	0.3
Agricultural Chemicals	0.3
Insurance — Mutual	0.3
Auto/Truck Parts & Equipment — Original	0.3
Sovereign	0.3
Retail — Discount	0.3
Cable/Satellite TV	0.3
Electronic Components — Semiconductors	0.2
Aerospace/Defense — Equipment	0.2
Diversified Manufacturing Operations	0.2
Insurance — Property/Casualty	0.2
Electric — Generation	0.2
Building Products — Cement	0.2
SupraNational Banks	0.2
Finance — Credit Card	0.2
Machinery — Construction & Mining	0.2
Machinery — Farming	0.2
Building & Construction Products — Misc.	0.2
Medical — Biomedical/Gene	0.2
Tools — Hand Held	0.2
Medical — Drugs	0.2
Machinery — Electrical	0.1
Trucking/Leasing	0.1
Medical — Generic Drugs	0.1
Federal Home Loan Bank	0.1
Finance — Investment Banker/Broker	0.1
Retail — Restaurants	0.1
Aerospace/Defense	0.1
Electric — Distribution	0.1
Chemicals — Diversified	0.1
Commercial Services	0.1
Food — Retail	0.1
Food — Misc./Diversified	0.1
Retail — Automobile	0.1
Gold Mining	0.1
Chemicals — Specialty	0.1
Building Societies	0.1
Building — Residential/Commercial	0.1
Real Estate Investment Trusts	0.1
Semiconductor Components — Integrated Circuits	0.1

Transport — Services	0.1
Transport — Marine	0.1
Beverages — Non-alcoholic	0.1
Petrochemicals	0.1
Transport — Equipment & Leasing	0.1
Diversified Minerals	0.1
Transport — Rail	0.1
Telecom Services	0.1
Machinery — Pumps	0.1
Retail — Auto Parts	0.1
Applications Software	0.1
Tennessee Valley Authority	0.1
Airlines	0.1
Electronic Components — Misc.	0.1
Building Products — Wood	0.1

100.7%

Credit Quality#†

Aaa	66.6%
Aa	2.8
A	11.5
Baa	14.0
Ba	3.3
Not Rated@	1.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

30

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 2.9%
Diversified Financial Services — 2.9%
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$125,000	$125,383
American Express Credit Account Master Trust Series 2018-5, Class A 3.42% due 12/15/2025	125,000	125,174
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	98,565
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	112,000	112,287
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	188,733
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	110,000	108,179
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	230,000	222,988
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	270,788	268,923
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	115,000	113,193
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	128,000	127,282
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	333,000	333,009
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(3)	125,000	123,973
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,751,082
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	467,000	476,922
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	350,000	344,922
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	125,000	121,737
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	250,000	247,610
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	287,000	282,483
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	195,194
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	240,043
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	390,266
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	32,968

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(3)	$790,000	$773,521
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	250,000	247,230
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	97,793
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	225,000	222,930
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	99,833

Total Asset Backed Securities
(cost $7,632,827)		7,472,223

U.S. CORPORATE BONDS & NOTES — 23.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	116,000	117,292

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	311,000	310,892

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 4.40% due 06/15/2028	279,000	282,515
Spirit AeroSystems, Inc. Company Guar. Notes 4.60% due 06/15/2028	136,000	137,676
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	213,000	209,199

		629,390

Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 3.25% due 11/15/2022	141,000	137,625
Mosaic Co. Senior Notes 4.05% due 11/15/2027#	192,000	184,442
Mosaic Co. Senior Notes 4.88% due 11/15/2041	82,000	76,239

		398,306

Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	141,000	140,162

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	148,000	155,609

Auto - Cars/Light Trucks — 1.6%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*#	490,000	489,396

31

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto - Cars/Light Trucks (continued)
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	$192,000	$184,567
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	253,000	250,219
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	408,317
Daimler Finance North America LLC Company Guar. Notes 3.10% due 05/04/2020*	734,000	734,523
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	627,000	612,749
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	445,000	435,099
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	333,000	322,574
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	749,000	748,222

		4,185,666

Banks - Commercial — 1.7%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	846,000	863,950
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	544,131
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	541,000	543,230
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	256,910
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	304,000	294,644
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	869,000	1,148,021
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	490,000	476,147
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	141,000	136,062

		4,263,095

Banks - Super Regional — 1.1%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026#	205,000	192,382
Citibank NA Senior Notes 2.13% due 10/20/2020	429,000	419,127
Huntington National Bank Senior Notes 2.38% due 03/10/2020	254,000	251,084
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,294,000	1,261,777

Security Description	Principal Amount	Value (Note 2)

Banks - Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	$33,000	$30,856
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	335,000	330,880
Wells Fargo Bank NA Senior Notes 2.40% due 01/15/2020	359,000	356,248

		2,842,354

Beverages - Non-alcoholic — 0.1%
Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.60% due 05/25/2028*	206,000	207,651

Brewery — 0.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	403,000	399,241
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	129,000	132,881
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	737,000	767,698
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	185,000	185,382

		1,485,202

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	103,000	99,704

Building & Construction Products - Misc. — 0.2%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	401,000	340,368
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	121,000	104,556

		444,924

Building Products - Cement — 0.2%
CRH America Finance, Inc. Company Guar. Notes 3.95% due 04/04/2028*	215,000	208,273
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	90,000	79,955
Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	218,000	208,396

		496,624

Building Products - Wood — 0.1%
Masco Corp. Senior Notes 4.50% due 05/15/2047	147,000	136,088

Building - Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	250,000	225,250

32

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	$132,000	$120,540
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	39,000	38,023
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	75,000	69,953
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	135,000	132,360
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	129,000	137,628
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	172,000	157,614

		656,118

Cellular Telecom — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*	580,000	576,404

Chemicals - Diversified — 0.0%
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	108,000	101,878

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	237,171

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	36,000	32,709

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	290,000	280,552

Computer Services — 0.4%
IBM Credit LLC Senior Notes 1.63% due 09/06/2019	351,000	346,626
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	794,000	788,175

		1,134,801

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	238,000	238,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	510,000	599,378

Security Description	Principal Amount	Value (Note 2)

Computers (continued)
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	$39,000	$40,557

		878,435

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	125,000	125,880

Diversified Banking Institutions — 3.3%
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	218,000	216,201
Bank of America Corp. Senior Bonds 3.95% due 01/23/2049	178,000	164,504
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	1,253,000	1,227,262
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	389,988
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	304,000	294,162
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	171,000	163,480
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	753,000	745,975
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	208,000	203,979
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	131,000	149,970
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	444,000	430,353
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	348,000	321,956
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	308,000	359,467
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	514,000	618,988
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	408,000	401,077
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	573,000	536,601
Morgan Stanley Senior Notes 2.75% due 05/19/2022	530,000	516,771
Morgan Stanley Senior Notes 3.59% due 07/22/2028	360,000	344,080
Morgan Stanley Senior Notes 3.97% due 07/22/2038	143,000	134,581

33

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	$528,000	$534,246
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	638,000	664,433

		8,418,074

Diversified Manufacturing Operations — 0.1%
Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027	230,000	221,051

Electric - Distribution — 0.1%
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	126,000	127,751

Electric - Generation — 0.2%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	451,000	478,353

Electric - Integrated — 1.6%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	300,000	327,313
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	190,000	187,922
Edison International Senior Notes 4.13% due 03/15/2028#	359,000	357,410
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	267,000	264,754
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	165,000	164,705
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	242,000	237,566
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	329,000	343,176
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	726,000	957,086
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	177,000	173,220
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	324,000	316,422
Nevada Power Co. General Ref. Mtg. 2.75% due 04/15/2020	207,000	206,841
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	439,000	445,685

		3,982,100

Electronic Components - Misc. — 0.1%
Jabil, Inc. Senior Notes 3.95% due 01/12/2028	145,000	138,307

Security Description	Principal Amount	Value (Note 2)

Electronic Components - Semiconductors — 0.2%
Intel Corp. Senior Notes 2.45% due 07/29/2020#	$378,000	$376,103
Texas Instruments, Inc. Senior Notes 4.15% due 05/15/2048	245,000	255,908

		632,011

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.95% due 11/15/2024	640,000	621,771
Oracle Corp. Senior Notes 3.80% due 11/15/2037#	176,000	172,059
Oracle Corp. Senior Notes 3.85% due 07/15/2036	94,000	92,642
Oracle Corp. Senior Notes 3.90% due 05/15/2035	75,000	74,475

		960,947

Finance - Credit Card — 0.2%
American Express Co. Senior Notes 2.50% due 08/01/2022	499,000	479,839

Finance - Investment Banker/Broker — 0.1%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	174,000	157,267
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	2,759
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(4)(5)†	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(4)(5)†	112,000	11
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	162,000	160,315

		320,361

Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	352,000	346,328
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	192,000	184,854
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	146,000	141,742

		672,924

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	111,000	106,206

Food - Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	254,000	263,733

34

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Retail — 0.1%
Kroger Co. Senior Notes 4.65% due 01/15/2048#	$291,000	$275,200

Gas - Distribution — 0.0%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	94,000	92,666

Insurance - Life/Health — 0.1%
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*	94,000	89,986
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	80,000	69,868

		159,854

Insurance - Multi-line — 0.4%
Assurant, Inc. Senior Notes 4.90% due 03/27/2028#	263,000	265,732
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	165,000	195,254
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	485,000	483,731

		944,717

Insurance - Mutual — 0.3%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	102,000	98,944
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	192,045
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	498,000	487,179

		778,168

Insurance - Property/Casualty — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018#	171,000	170,607
Markel Corp. Senior Notes 4.30% due 11/01/2047	168,000	155,700

		326,307

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	198,000	192,233
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023#	286,000	287,193

		479,426

Machinery - Electrical — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	341,000	341,660

Security Description	Principal Amount	Value (Note 2)

Machinery - Farming — 0.1%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	$238,000	$234,697

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	322,000	312,506
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	404,000	386,037
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	544,683
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	268,000	266,926

		1,510,152

Medical - Biomedical/Gene — 0.2%
Celgene Corp. Senior Notes 3.63% due 05/15/2024	175,000	171,689
Celgene Corp. Senior Notes 4.55% due 02/20/2048	270,000	251,505

		423,194

Medical - Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	215,000	215,637

Medical - Generic Drugs — 0.1%
Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	156,000	152,103
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	189,000	183,003

		335,106

Medical - HMO — 0.4%
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	957,000	923,709
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	172,000	172,956

		1,096,665

Metal - Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*#	122,000	114,758

Multimedia — 0.0%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	24,000	23,228

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	933,000	916,363

35

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	$377,000	$445,728
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	252,000	251,603
Hess Corp. Senior Notes 5.60% due 02/15/2041	234,000	238,672
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	211,000	214,038
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	267,000	325,395

		1,475,436

Oil Companies - Integrated — 0.3%
Chevron Corp. Senior Notes 3.19% due 06/24/2023	720,000	720,173

Oil - Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	73,000	76,945

Paper & Related Products — 0.5%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	380,000	404,263
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*#	202,000	202,321
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	371,609
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	235,000	247,477
International Paper Co. Senior Notes 5.00% due 09/15/2035	106,000	110,106

		1,335,776

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	202,000	202,052

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	283,000	282,317
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	181,000	185,631
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	119,914	118,199
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	126,040	134,426
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	124,477	135,423

		855,996

Security Description	Principal Amount	Value (Note 2)

Pipelines — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047#	$386,000	$385,372
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	98,000	91,062
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	29,000	29,346
Energy Transfer Partners LP Company Guar. Notes 6.63% due 10/15/2036	341,000	373,919
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026#	170,000	170,417
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	179,000	161,166
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	249,000	235,709
MPLX LP Senior Notes 4.13% due 03/01/2027	88,000	85,975
MPLX LP Senior Notes 4.70% due 04/15/2048	180,000	172,302
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027#	236,000	230,811
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	78,000	77,199
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	183,000	184,583

		2,197,861

Real Estate Investment Trusts — 0.1%
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	89,000	86,646
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024#	135,000	130,879

		217,525

Retail - Auto Parts — 0.1%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	171,000	163,343

Retail - Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027	265,000	249,790

Retail - Discount — 0.3%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	204,000	203,052
Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020	496,000	487,454

		690,506

36

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Restaurants — 0.1%
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	$48,000	$44,431
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	270,000	272,805

		317,236

Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	393,000	392,638
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	658,000	696,924
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021#	400,000	447,450

		1,537,012

Semiconductor Components - Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020#	218,000	217,478

Telephone - Integrated — 1.1%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	174,000	151,875
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	780,000	739,583
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	100,000	92,496
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*	889,000	870,545
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	92,602
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	801,000	836,225

		2,783,326

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	169,000	157,078
GATX Corp. Senior Notes 3.85% due 03/30/2027	42,000	40,434

		197,512

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	211,000	208,772

Transport - Services — 0.1%
CH Robinson Worldwide, Inc. Senior Notes 4.20% due 04/15/2028	214,000	212,315

Security Description	Principal Amount	Value (Note 2)

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	$338,000	$336,702

Total U.S. Corporate Bonds & Notes
(cost $59,886,922)		59,227,368

FOREIGN CORPORATE BONDS & NOTES — 7.6%
Agricultural Chemicals — 0.2%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*	240,000	239,745
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*	211,000	206,916

		446,661

Auto - Cars/Light Trucks — 0.1%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	239,000	230,987

Auto/Truck Parts & Equipment - Original — 0.3%
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*	740,000	735,865

Banks - Commercial — 1.4%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	253,000	249,839
Bank of Nova Scotia Senior Notes 2.50% due 01/08/2021	298,000	293,657
BPCE SA Bank Guar. Notes 2.75% due 12/02/2021	260,000	253,895
BPCE SA Sub. Notes 4.50% due 03/15/2025*	341,000	335,612
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	486,000	475,409
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	705,000	698,623
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	333,085
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	206,000	179,817
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	296,000	289,050
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	206,000	205,950
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020#	203,000	203,562

		3,518,499

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	230,709

37

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.1%
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	$200,000	$199,572
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	100,000	99,475

		299,047

Chemicals - Diversified — 0.1%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	209,000	195,655

Diversified Banking Institutions — 2.2%
Banco Santander SA Senior Notes 3.85% due 04/12/2023	200,000	197,943
Barclays PLC Sub. Notes 4.84% due 05/09/2028#	200,000	189,536
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	276,000	271,827
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	251,000	237,692
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*#	262,000	256,310
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	224,000	220,506
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028	201,000	197,195
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028#	211,000	208,482
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	262,000	258,044
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	100,000	92,601
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	244,000	236,270
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025	100,000	100,133
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	297,000	286,260
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023#	858,000	854,132
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	200,000	195,121
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	201,000	196,658
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	400,000	399,948

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	$625,000	$615,925
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	746,000	679,646

		5,694,229

Diversified Financial Services — 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	469,000	459,293
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	449,000	432,662

		891,955

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*#	398,000	393,532

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	207,000	194,545

Electric - Generation — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	126,657

Electric - Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	393,000	383,197
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	600,000	538,938
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	416,000	381,071

		1,303,206

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	101,000	99,933
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	156,000	143,130

		243,063

Insurance - Life/Health — 0.2%
Athene Holding, Ltd. Senior Bonds 4.13% due 01/12/2028	525,000	495,779

Insurance - Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	183,000	193,756

Insurance - Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	97,000	97,113

38

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Machinery - Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027#	$250,000	$238,241

Machinery - Pumps — 0.1%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028*	175,000	172,426

Medical - Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	192,000	181,329

Oil Companies - Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	335,000	335,240
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	270,000	259,995
Cenovus Energy, Inc. Senior Bonds 5.40% due 06/15/2047#	192,000	191,837
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	478,000	451,662

		1,238,734

SupraNational Banks — 0.2%
European Investment Bank Senior Notes 1.63% due 08/14/2020#	498,000	487,322

Telephone - Integrated — 0.6%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	972,000	1,076,490
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	362,000	347,195
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	204,000	204,989

		1,628,674

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115#	140,000	172,919

Total Foreign Corporate Bonds & Notes
(cost $20,065,113)		19,410,903

U.S. GOVERNMENT AGENCIES — 39.0%
Federal Home Loan Bank — 0.1%
5.50% due 07/15/2036	250,000	328,476

Federal Home Loan Mtg. Corp. — 14.2%
2.50% due 01/01/2028	224,655	220,494
2.50% due 04/01/2028	552,629	542,396
2.50% due 03/01/2031	716,346	698,246
2.50% due 10/01/2032	933,729	910,022
3.00% due 08/01/2027	144,923	145,255
3.00% due 10/01/2042	489,638	479,525
3.00% due 11/01/2042	621,547	608,642
3.00% due 04/01/2043	703,817	688,599
3.00% due 05/01/2043	832,805	814,924
3.00% due 08/01/2043	655,152	640,986

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
3.00% due 07/01/2045	$881,564	$858,374
3.00% due 10/01/2045	435,096	423,181
3.00% due 08/01/2046	2,614,307	2,540,621
3.50% due 01/01/2032	1,631,554	1,656,864
3.50% due 11/01/2041	594,587	597,961
3.50% due 03/01/2042	198,903	200,036
3.50% due 04/01/2042	1,113,985	1,120,325
3.50% due 06/01/2042	1,362,623	1,370,380
3.50% due 08/01/2042	261,159	262,644
3.50% due 03/01/2045	955,195	957,243
3.50% due 07/01/2045	1,187,910	1,190,255
3.50% due 08/01/2045	703,401	704,789
3.50% due 11/01/2045	459,315	460,221
3.50% due 12/01/2046	884,477	883,871
3.50% due 11/01/2047	6,546,803	6,536,338
4.00% due 09/01/2040	293,437	302,585
4.00% due 10/01/2045	855,263	878,007
4.00% due 11/01/2045	987,492	1,013,742
4.50% due 04/01/2044	164,462	171,951
4.50% due 09/01/2044	1,325,584	1,385,943
4.50% due 03/01/2046	249,885	261,064
5.00% due 10/01/2033	564	603
5.00% due 06/01/2039	380,373	408,256
5.00% due 11/01/2043	486,555	521,134
5.50% due 11/01/2018	733	734
5.50% due 02/01/2035	70,260	75,351
6.00% due 10/01/2033	96,928	106,677
6.00% due 03/01/2040	597	663
6.50% due 02/01/2035	1,855	2,087
6.50% due 01/01/2036	12,326	13,873
6.75% due 09/15/2029	500,000	669,298
6.75% due 03/15/2031	250,000	343,268
Federal Home Loan Mtg. Corp. FRS 3.11% (6 ML+1.49%) due 02/01/2037	50,593	52,192
3.93% (12 ML+1.89%) due 11/01/2037	432,001	454,708
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	779,865	769,681
Series 3820, Class DA 4.00% due 11/15/2035(2)	691,806	699,716
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.88% (6.80%-1 ML) due 09/15/2039(2)(6)(7)	236,581	24,078
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 3.16% (1 ML+1.20%) due 08/25/2029(2)	805,062	810,932
Series 2015-DNA1, Class M2 3.81% (1 ML+1.85%) due 10/25/2027(2)	300,000	306,006
Series 2014-DN1, Class M2 4.16% (1 ML+2.20%) due 02/25/2024(2)	457,578	471,343
Series 2014-HQ2, Class M2 4.16% (1 ML+2.20%) due 09/25/2024(2)	614,402	631,708
Series 2016-HQA1, Class M2 4.71% (1 ML+2.75%) due 09/25/2028(2)	381,143	389,984

39

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2015-HQA2, Class M2 4.76% (1 ML+2.80%) due 05/25/2028(2)	$28,278	$29,084

		36,306,860

Federal National Mtg. Assoc. — 21.5%
2.50% due 04/01/2028	325,217	319,424
2.50% due 01/01/2032	749,701	731,239
3.00% due 10/01/2027	87,061	87,179
3.00% due 12/01/2027	742,261	743,041
3.00% due 01/01/2028	637,596	638,458
3.00% due 10/01/2030	533,712	533,120
3.00% due 07/01/2032	356,754	355,259
3.00% due 10/01/2032	2,408,088	2,398,734
3.00% due 03/01/2042	708,409	694,072
3.00% due 12/01/2042	698,090	683,916
3.00% due 02/01/2045	603,073	588,140
3.00% due 09/01/2046	100,902	98,090
3.00% due 01/01/2047	1,424,519	1,384,758
3.00% due 02/01/2048	4,296,817	4,175,981
3.50% due 08/01/2026	145,484	147,605
3.50% due 09/01/2026	42,400	43,024
3.50% due 08/01/2027	44,793	45,446
3.50% due 10/01/2028	456,203	463,247
3.50% due 03/01/2033	1,566,360	1,589,930
3.50% due 12/01/2041	416,974	419,039
3.50% due 08/01/2042	1,284,744	1,287,296
3.50% due 07/01/2045	473,883	474,168
3.50% due 08/01/2045	545,382	545,715
3.50% due 09/01/2045	467,591	467,877
3.50% due 10/01/2045	725,497	726,165
3.50% due 11/01/2045	352,721	352,990
3.50% due 12/01/2045	2,577,502	2,579,076
3.50% due 02/01/2046	767,445	767,913
3.50% due 03/01/2046	416,999	417,254
3.50% due 07/01/2046	1,772,871	1,774,356
3.50% due 01/01/2047	2,679,844	2,681,482
4.00% due 07/01/2040	167,225	171,572
4.00% due 10/01/2040	79,805	82,179
4.00% due 12/01/2040	1,127,115	1,160,771
4.00% due 10/01/2041	503,335	518,368
4.00% due 11/01/2041	520,110	535,634
4.00% due 01/01/2043	598,387	616,465
4.00% due 10/01/2043	781,699	804,161
4.00% due 10/01/2044	1,056,259	1,082,215
4.00% due 02/01/2045	1,220,964	1,255,587
4.00% due 06/01/2046	355,855	364,004
4.00% due 01/01/2047	706,727	723,094
4.00% due 05/01/2047	907,505	928,766
4.00% due 07/01/2047	2,699,231	2,762,610
4.00% due 08/01/2047	1,777,035	1,819,036
4.50% due 11/01/2022	61,366	62,126
4.50% due 10/01/2024	190,684	197,547
4.50% due 11/01/2040	170,007	179,357
4.50% due 12/01/2040	309,806	326,832
4.50% due 05/01/2041	238,301	251,330
4.50% due 08/01/2045	2,306,846	2,444,152
4.50% due 04/01/2047	771,140	806,165
4.50% due 11/01/2047	2,983,730	3,122,655
5.00% due 10/01/2033	2,591	2,778
5.00% due 03/01/2034	41,708	44,671
5.00% due 05/01/2040	96,145	103,209
5.00% due 06/01/2040	60,033	64,433
5.00% due 02/01/2045	325,983	350,604
5.50% due 12/01/2029	68,531	73,569

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.50% due 04/01/2033	$57,955	$63,074
5.50% due 12/01/2033	49,696	53,995
5.50% due 07/01/2037	264,318	286,149
5.50% due 08/01/2037	194,813	211,395
5.50% due 06/01/2038	26,225	28,462
6.00% due 12/01/2020	2,048	2,087
6.00% due 12/01/2036	342,106	378,951
6.00% due 11/01/2038	96,556	106,975
6.00% due 06/01/2040	73,107	81,015
6.50% due 10/01/2037	27,373	30,450
Federal National Mtg. Assoc. FRS 3.41% (6 ML+1.54%) due 09/01/2035	345,909	358,254
3.43% (12 ML+1.57%) due 05/01/2037	70,481	73,615
3.44% (1 Yr USTYCR+2.19%) due 10/01/2035	395,120	417,422
3.57% (12 ML+1.82%) due 10/01/2040	78,312	82,348
3.58% (12 ML+1.83%) due 10/01/2040	230,542	242,399
3.58% (12 ML+1.77%) due 05/01/2040	414,547	434,573
3.58% (1 Yr USTYCR+2.26%) due 11/01/2036	166,371	175,766
3.70% (12 ML+1.66%) due 07/01/2039	298,824	313,272
3.79% (12 ML+1.91%) due 08/01/2035	212,973	225,264
Federal National Mtg. Assoc. REMIC Series 2017-94, Class DA 3.00% due 06/25/2045(2)	483,284	478,098
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	297,381	286,980
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	1,389,743	1,350,124

		54,748,552

Government National Mtg. Assoc. — 3.1%
3.00% due 02/20/2045	574,682	568,523
3.00% due 05/20/2045	444,024	437,617
3.00% due 07/20/2045	73,465	72,405
3.00% due 11/20/2045	1,487,479	1,466,015
3.00% due 12/20/2045	697,307	687,244
3.00% due 09/20/2047	2,155,436	2,114,163
3.50% due 03/20/2045	389,962	393,304
3.50% due 04/20/2045	747,236	753,640
3.50% due 07/20/2045	162,788	164,183
3.50% due 03/20/2047	604,804	608,911
4.00% due 07/20/2045	232,684	240,839
4.00% due 10/20/2045	100,692	104,214
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	200,000	188,279

		7,799,337

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	143,000	142,859

Total U.S. Government Agencies
(cost $101,583,451)		99,326,084

40

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 21.8%
United States Treasury Bonds — 5.6%
2.25% due 08/15/2046	$450,000	$387,176
2.75% due 11/15/2042	423,000	406,906
2.75% due 08/15/2047	1,000,000	953,750
2.75% due 11/15/2047#	41,000	39,099
2.88% due 08/15/2045#	57,000	55,871
2.88% due 11/15/2046#	748,000	732,017
3.00% due 05/15/2045	1,500,000	1,506,035
3.00% due 11/15/2045	2,800,000	2,809,844
3.00% due 05/15/2047	1,500,000	1,503,867
3.13% due 11/15/2041	2,398,000	2,464,788
3.13% due 02/15/2042	408,000	419,348
3.63% due 02/15/2044	700,000	781,375
3.88% due 08/15/2040	174,000	200,481
4.25% due 05/15/2039	267,000	322,580
4.38% due 05/15/2040	200,000	246,484
4.75% due 02/15/2037	587,000	745,765
5.00% due 05/15/2037	159,000	208,073
5.25% due 11/15/2028	404,000	492,059
8.13% due 08/15/2019	92,000	98,329

		14,373,847

United States Treasury Notes — 16.2%
0.75% due 10/31/2018	1,635,000	1,626,186
1.13% due 02/28/2021	160,000	154,113
1.38% due 07/31/2018	809,000	808,407
1.38% due 02/28/2019	8,412,000	8,359,425
1.38% due 01/31/2020	996,000	979,854
1.38% due 08/31/2020	1,000,000	976,328
1.63% due 08/15/2022	2,390,000	2,294,213
1.63% due 08/31/2022	2,000,000	1,919,062
1.63% due 05/15/2026	427,000	390,955
1.75% due 09/30/2022	5,287,000	5,094,314
2.00% due 02/15/2025	1,800,000	1,715,836
2.00% due 11/15/2026	3,840,000	3,601,950
2.13% due 02/29/2024	2,500,000	2,421,191
2.13% due 07/31/2024	1,882,000	1,816,277
2.25% due 11/15/2024#	620,000	601,473
2.25% due 08/15/2027#	1,200,000	1,143,281
2.25% due 11/15/2027	1,520,000	1,446,375
2.38% due 04/30/2020	1,000,000	999,336
2.38% due 01/31/2023	450,000	444,445
2.50% due 05/15/2024	3,000,000	2,961,680
3.13% due 05/15/2019	11,000	11,088
3.63% due 08/15/2019	27,000	27,420
4.00% due 08/15/2018	1,403,000	1,409,016

		41,202,225

Total U.S. Government Treasuries
(cost $56,587,701)		55,576,072

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	130,000	125,125
Republic of Chile Senior Notes 3.24% due 02/06/2028	217,000	207,886
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	193,500
United Mexican States Senior Notes 4.35% due 01/15/2047	215,000	187,695

Total Foreign Government Obligations
(cost $758,791)		714,206

Security Description	Principal Amount	Value (Note 2)

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%#	$7,100	$169,903

Telecom Services — 0.1%
Qwest Corp. 6.13%#	8,425	172,460

Total Preferred Securities
(cost $388,087)		342,363

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.3%
Banks - Commercial — 0.3%
Bank of Nova Scotia 4.65% due 10/12/2022#(8)	560,000	516,712
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(8)	196,000	209,965

		726,677

Banks - Super Regional — 0.2%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(8)	192,000	190,181
SunTrust Banks, Inc. 5.05% due 06/15/2022#(8)	376,000	369,890
Wells Fargo Capital X 5.95% due 12/01/2086	89,000	94,762

		654,833

Diversified Banking Institutions — 0.6%
HSBC Holdings PLC 6.00% due 05/22/2027(8)	351,000	336,082
HSBC Holdings PLC 6.25% due 03/23/2023(8)	597,000	597,597
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022#(8)	450,000	417,960
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(8)	271,000	279,808

		1,631,447

Electric - Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054	142,000	150,340

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)	78,000	8

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	199,000	202,939

Insurance - Life/Health — 0.3%
Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*	447,000	432,478
Prudential Financial, Inc. 4.50% due 09/15/2047#	118,000	110,478
Prudential Financial, Inc. 5.63% due 06/15/2043	260,000	270,400

		813,356

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	261,000	281,097

Insurance - Property/Casualty — 0.1%
Progressive Corp. Series B 5.38% due 03/15/2023(8)	183,000	183,000

41

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount/Shares	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Pipelines — 0.3%
Enbridge, Inc. 5.50% due 07/15/2077	$321,000	$296,524
Enterprise Products Operating LLC 4.88% due 08/16/2077	159,000	151,845
Enterprise Products Operating LLC 5.25% due 08/16/2077	140,000	131,950
TransCanada Trust 5.30% due 03/15/2077	141,000	134,037
TransCanada Trust 5.63% due 05/20/2075	108,000	105,840

		820,196

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053	396,000	399,960

Total Preferred Securities/Capital Securities (cost $5,981,445)		5,863,853

Total Long-Term Investment Securities (cost $252,884,337)		247,933,072

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67%(10)	5,358,025	5,358,024
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(9)(10)	3,577,298	3,577,298

Total Short-Term Investment Securities
(cost $8,935,322)		8,935,322

TOTAL INVESTMENTS
(cost $261,819,659)(11)	100.7%	256,868,394
Liabilities in excess of other assets	(0.7)	(1,784,111)

NET ASSETS	100.0%	$255,084,283

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $22,341,050 representing 8.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 2).
(5)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $28 representing 0.0% of net assets.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2018.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)

At May 31, 2018, the Fund had loaned securities with a total value of $10,232,245. This was secured by collateral of $3,577,298, which was received in cash and subsequently invested in short-term investments currently valued at $3,577,298 as reported in the Portfolio of Investments. Additional collateral of $6,928,277 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	2.00% to 25.72%	06/15/2018 to 05/01/2048	$649,869
Federal National Mtg. Assoc.	1.25% to 16.32%	06/25/2018 to 06/25/2048	852,939
Government National Mtg. Assoc.	1.11% to 27.85%	11/20/2026 to 11/20/2067	1,201,716
United States Treasury Bills	0.00%	07/05/2018 to 08/30/2018	174,427
United States Treasury Notes/Bonds	0.13% to 4.38%	10/15/2018 to 02/15/2047	4,049,326

(10)	The rate shown is the 7-day yield as of May 31, 2018.
(11)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

REMIC—Real Estate Mortgage Investment Conduit

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2018, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$7,472,223	$—	$7,472,223
U.S Corporate Bonds & Notes:
Finance - Investment Banker/Broker		320,341	20	320,361
Other Industries	—	58,907,007	—	58,907,007
Foreign Corporate Bonds & Notes	—	19,410,903	—	19,410,903
U.S. Government Agencies	—	99,326,084	—	99,326,084
U.S. Government Treasuries	—	55,576,072	—	55,576,072
Foreign Government Obligations	—	714,206	—	714,206
Preferred Securities	342,363	—	—	342,363

42

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	$—	$—	$8	$8
Other Industries	—	5,863,845	—	5,863,845
Short-Term Investment Securities	8,935,322	—	—	8,935,322

Total Investments at Value	$9,277,685	$247,590,681	$28	$256,868,394

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

43

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.7%
Medical — HMO	6.0
Oil Companies — Integrated	5.9
Computers	5.6
Applications Software	4.9
Web Portals/ISP	4.6
Computer Services	4.4
Medical — Drugs	4.1
Retail — Building Products	4.0
Banks — Super Regional	3.7
Medical — Biomedical/Gene	3.5
Electric — Integrated	2.9
Building — Residential/Commercial	2.8
Networking Products	2.7
Cable/Satellite TV	2.3
Enterprise Software/Service	2.2
Tobacco	2.1
Transport — Rail	2.1
Retail — Discount	2.1
Chemicals — Diversified	2.1
Medical Labs & Testing Services	1.9
E-Services/Consulting	1.8
Retail — Apparel/Shoe	1.7
Airlines	1.5
Electronic Measurement Instruments	1.4
Medical Products	1.4
Finance — Investment Banker/Broker	1.3
Food — Confectionery	1.2
Cruise Lines	1.1
Containers — Paper/Plastic	1.1
Pharmacy Services	1.0
Insurance — Multi-line	0.9
Distribution/Wholesale	0.9
Finance — Consumer Loans	0.9
Diversified Manufacturing Operations	0.9
Electronic Components — Misc.	0.8
Banks — Commercial	0.8
Metal — Copper	0.8
Metal — Diversified	0.7
Auto/Truck Parts & Equipment — Original	0.7
Finance — Auto Loans	0.6
Oil Companies — Exploration & Production	0.6
Financial Guarantee Insurance	0.5
Batteries/Battery Systems	0.2

99.4%

*	Calculated as a percentage of net assets

44

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Airlines — 1.5%
Delta Air Lines, Inc.	69,925	$3,779,446

Applications Software — 4.9%
Microsoft Corp.	125,575	12,411,833

Auto/Truck Parts & Equipment - Original — 0.7%
Allison Transmission Holdings, Inc.	40,337	1,666,321

Banks - Commercial — 0.8%
Regions Financial Corp.	113,120	2,063,309

Banks - Super Regional — 3.7%
SunTrust Banks, Inc.	70,962	4,790,644
US Bancorp	89,121	4,455,159

		9,245,803

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.#	10,491	637,223

Building - Residential/Commercial — 2.8%
D.R. Horton, Inc.	113,908	4,808,057
Lennar Corp., Class A	18,947	980,318
NVR, Inc.†	421	1,259,017

		7,047,392

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	186,373	5,811,110

Chemicals - Diversified — 2.1%
DowDuPont, Inc.	81,606	5,231,761

Computer Services — 4.4%
Amdocs, Ltd.	30,881	2,083,232
Cognizant Technology Solutions Corp., Class A	72,169	5,437,934
Dell Technologies, Inc., Class V†	44,658	3,602,115

		11,123,281

Computers — 5.6%
Apple, Inc.	75,692	14,144,564

Containers - Paper/Plastic — 1.1%
Packaging Corp. of America	24,155	2,838,213

Cruise Lines — 1.1%
Carnival Corp.	46,081	2,869,925

Distribution/Wholesale — 0.9%
KAR Auction Services, Inc.	44,419	2,343,991

Diversified Banking Institutions — 6.7%
Bank of America Corp.	234,494	6,809,706
Citigroup, Inc.	25,511	1,701,328
JPMorgan Chase & Co.	78,762	8,428,322

		16,939,356

Diversified Manufacturing Operations — 0.9%
General Electric Co.	154,979	2,182,104

E-Services/Consulting — 1.8%
CDW Corp.	55,975	4,480,799

Electric - Integrated — 2.9%
FirstEnergy Corp.#	122,748	4,224,986
PG&E Corp.	70,371	3,049,176

		7,274,162

Electronic Components - Misc. — 0.8%
Flex, Ltd.†	150,408	2,089,167

Electronic Measurement Instruments — 1.4%
Fortive Corp.	50,489	3,670,045

Enterprise Software/Service — 2.2%
Oracle Corp.	117,159	5,473,668

Security Description	Shares	Value (Note 2)

Finance - Auto Loans — 0.6%
Ally Financial, Inc.	64,335	$1,650,193

Finance - Consumer Loans — 0.9%
SLM Corp.†	194,179	2,219,466

Finance - Investment Banker/Broker — 1.3%
E*TRADE Financial Corp.†	53,011	3,358,247

Financial Guarantee Insurance — 0.5%
Assured Guaranty, Ltd.	37,084	1,316,111

Food - Confectionery — 1.2%
J.M. Smucker Co.	27,791	2,987,533

Insurance - Multi-line — 0.9%
Hartford Financial Services Group, Inc.	46,090	2,411,890

Medical Labs & Testing Services — 1.9%
Laboratory Corp. of America Holdings†	26,685	4,819,044

Medical Products — 1.4%
Baxter International, Inc.	51,535	3,650,739

Medical - Biomedical/Gene — 3.5%
Biogen, Inc.†	19,103	5,615,518
Gilead Sciences, Inc.	47,892	3,227,921

		8,843,439

Medical - Drugs — 4.1%
Novo Nordisk A/S ADR	64,020	3,043,511
Pfizer, Inc.	203,237	7,302,305

		10,345,816

Medical - HMO — 6.0%
Centene Corp.†	27,613	3,235,139
Humana, Inc.	19,593	5,701,171
UnitedHealth Group, Inc.	25,579	6,177,585

		15,113,895

Metal - Copper — 0.8%
Freeport-McMoRan, Inc.	114,986	1,943,263

Metal - Diversified — 0.7%
Rio Tinto PLC ADR	30,283	1,717,046

Networking Products — 2.7%
Cisco Systems, Inc.	159,577	6,815,534

Oil Companies - Exploration & Production — 0.6%
Marathon Oil Corp.	67,961	1,456,404

Oil Companies - Integrated — 5.9%
BP PLC ADR	69,997	3,207,262
Chevron Corp.	43,986	5,467,460
Suncor Energy, Inc.	138,800	5,521,464
TOTAL SA ADR	11,352	688,499

		14,884,685

Pharmacy Services — 1.0%
CVS Health Corp.	41,996	2,662,126

Retail - Apparel/Shoe — 1.7%
Urban Outfitters, Inc.†	101,626	4,221,544

Retail - Building Products — 4.0%
Home Depot, Inc.	19,621	3,660,298
Lowe’s Cos., Inc.	68,214	6,481,012

		10,141,310

Retail - Discount — 2.1%
Walmart, Inc.	63,969	5,280,001

Tobacco — 2.1%
Altria Group, Inc.	96,985	5,405,944

45

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Rail — 2.1%
Norfolk Southern Corp.	35,285	$5,350,970

Web Portals/ISP — 4.6%
Alphabet, Inc., Class A†	5,242	5,766,200
Alphabet, Inc., Class C†	5,324	5,776,487

		11,542,687

Total Long-Term Investment Securities
(cost $197,801,982)		251,461,360

TOTAL INVESTMENTS
(cost $197,801,982)(1)	99.4%	251,461,360
Other assets less liabilities	0.6	1,499,153

NET ASSETS	100.0%	$252,960,513

#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2018, the Fund had loaned securities with total value of $4,190,624. This was secured by collateral of $4,270,929 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$2,037,455
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	825,030
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	542,478
United States Treasury Bills	0.00%	07/26/2018 to 11/08/2018	18,495
United States Treasury Notes/Bonds	zero coupon to 6.63%	07/15/2018 to 11/15/2046	847,471

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$251,461,360	$—	$—	$251,461,360

Total Investments at Value	$251,461,360	$—	$—	$251,461,360

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

46

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.8%
Medical — Drugs	7.7
Oil Companies — Integrated	7.3
Retail — Apparel/Shoe	4.6
Food — Misc./Diversified	4.0
Banks — Super Regional	3.5
Enterprise Software/Service	3.5
Medical — HMO	3.3
Time Deposits	3.1
Electric — Integrated	3.0
Tobacco	2.8
Telephone — Integrated	2.7
Chemicals — Diversified	2.2
Diversified Manufacturing Operations	2.1
Cosmetics & Toiletries	2.0
Networking Products	1.9
Medical — Wholesale Drug Distribution	1.9
Commercial Services — Finance	1.8
Beverages — Non-alcoholic	1.8
Oil Companies — Exploration & Production	1.8
Insurance — Multi-line	1.7
Advertising Agencies	1.6
Applications Software	1.6
Multimedia	1.6
Computers	1.5
Pharmacy Services	1.5
Computer Services	1.4
Commercial Services	1.3
Consumer Products — Misc.	1.2
Medical — Biomedical/Gene	1.1
Semiconductor Components — Integrated Circuits	1.1
Electronic Components — Misc.	1.0
Cable/Satellite TV	0.9
Retail — Misc./Diversified	0.9
Medical Instruments	0.9
Beverages — Wine/Spirits	0.8
Insurance — Life/Health	0.8
Instruments — Controls	0.7
Aerospace/Defense	0.7
Pipelines	0.7
Insurance — Property/Casualty	0.7
Registered Investment Companies	0.7
Wireless Equipment	0.5
Oil Refining & Marketing	0.5
Building Products — Cement	0.5
Insurance Brokers	0.5
E-Services/Consulting	0.4
Retail — Building Products	0.4
Transport — Rail	0.4
Food — Retail	0.4
Electronic Components — Semiconductors	0.3
Finance — Investment Banker/Broker	0.3
Toys	0.3
Repurchase Agreements	0.3
Medical Labs & Testing Services	0.3
Paper & Related Products	0.2
Investment Management/Advisor Services	0.2
Retail — Discount	0.2
Telecom Services	0.2
Food — Dairy Products	0.2
Building & Construction — Misc.	0.1
Advertising Services	0.1

100.5%

*	Calculated as a percentage of net assets

47

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.4%
Advertising Agencies — 1.6%
Interpublic Group of Cos., Inc.	119,110	$2,691,886
Omnicom Group, Inc.#	165,200	11,907,616

		14,599,502

Advertising Services — 0.1%
Publicis Groupe SA	12,480	871,877

Aerospace/Defense — 0.7%
Lockheed Martin Corp.	6,230	1,959,584
Northrop Grumman Corp.	13,745	4,498,051

		6,457,635

Applications Software — 1.6%
Microsoft Corp.	143,095	14,143,510

Banks - Super Regional — 3.5%
KeyCorp	130,460	2,536,142
SunTrust Banks, Inc.	87,723	5,922,180
US Bancorp	139,610	6,979,104
Wells Fargo & Co.	294,995	15,926,780

		31,364,206

Beverages - Non-alcoholic — 1.8%
Coca-Cola Co.	250,438	10,768,834
Dr Pepper Snapple Group, Inc.	23,680	2,825,024
PepsiCo, Inc.	25,030	2,509,257

		16,103,115

Beverages - Wine/Spirits — 0.8%
Diageo PLC	200,845	7,377,316

Building & Construction - Misc. — 0.1%
nVent Electric PLC†	33,020	894,182

Building Products - Cement — 0.5%
CRH PLC	112,910	4,151,231

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	251,720	7,848,630

Chemicals - Diversified — 2.2%
DowDuPont, Inc.	94,955	6,087,565
LyondellBasell Industries NV, Class A	115,613	12,962,530

		19,050,095

Commercial Services — 1.3%
Nielsen Holdings PLC	391,730	11,818,494

Commercial Services - Finance — 1.8%
Experian PLC	161,850	3,963,156
H&R Block, Inc.#	444,590	12,203,996

		16,167,152

Computer Services — 1.4%
Cognizant Technology Solutions Corp., Class A	24,950	1,879,982
International Business Machines Corp.	75,131	10,616,762

		12,496,744

Computers — 1.5%
HP, Inc.	532,197	11,724,300
Lenovo Group, Ltd.#	3,458,000	1,826,601

		13,550,901

Consumer Products - Misc. — 1.2%
Kimberly-Clark Corp.	102,602	10,347,412

Cosmetics & Toiletries — 2.0%
Procter & Gamble Co.	187,588	13,725,814
Unilever NV	72,075	4,019,623

		17,745,437

Security Description	Shares	Value (Note 2)

Diversified Banking Institutions — 8.8%
Bank of America Corp.	753,950	$21,894,708
Citigroup, Inc.	271,190	18,085,661
Goldman Sachs Group, Inc.	28,430	6,421,768
JPMorgan Chase & Co.	210,105	22,483,336
Morgan Stanley	182,540	9,152,556

		78,038,029

Diversified Manufacturing Operations — 2.1%
3M Co.	13,495	2,661,619
General Electric Co.	997,229	14,040,984
Pentair PLC	33,020	1,440,993

		18,143,596

E-Services/Consulting — 0.4%
CDW Corp.	48,610	3,891,231

Electric - Integrated — 3.0%
Edison International	23,946	1,488,483
FirstEnergy Corp.#	187,550	6,455,471
NextEra Energy, Inc.	35,068	5,814,625
PG&E Corp.	140,820	6,101,731
Public Service Enterprise Group, Inc.	119,543	6,333,388

		26,193,698

Electronic Components - Misc. — 1.0%
Koninklijke Philips NV	208,790	8,524,900

Electronic Components - Semiconductors — 0.3%
Samsung Electronics Co., Ltd. GDR	2,411	2,859,812

Enterprise Software/Service — 3.5%
CA, Inc.	337,904	12,076,689
Constellation Software, Inc.	4,422	3,482,828
Oracle Corp.	337,030	15,746,042

		31,305,559

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	48,960	2,723,155

Food - Dairy Products — 0.2%
Danone SA	17,590	1,342,151

Food - Misc./Diversified — 4.0%
Campbell Soup Co.#	249,571	8,395,568
General Mills, Inc.	280,515	11,862,979
Kellogg Co.#	238,735	15,372,147

		35,630,694

Food - Retail — 0.4%
Kroger Co.	131,870	3,208,397

Instruments - Controls — 0.7%
Honeywell International, Inc.	44,205	6,538,362

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	49,910	4,011,267

Insurance - Life/Health — 0.8%
Brighthouse Financial, Inc.†#	11,850	558,254
Lincoln National Corp.	23,880	1,583,005
Prudential Financial, Inc.	46,930	4,544,701

		6,685,960

Insurance - Multi-line — 1.7%
MetLife, Inc.	320,803	14,753,730

Insurance - Property/Casualty — 0.7%
Travelers Cos., Inc.	47,150	6,059,718

Investment Management/Advisor Services — 0.2%
AXA Equitable Holdings, Inc.†	82,670	1,765,831

48

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments — 0.9%
Medtronic PLC	87,780	$7,577,170

Medical Labs & Testing Services — 0.3%
Quest Diagnostics, Inc.	23,065	2,457,114

Medical - Biomedical/Gene — 1.1%
Gilead Sciences, Inc.	144,356	9,729,594

Medical - Drugs — 7.7%
AstraZeneca PLC	140,990	10,291,200
Bayer AG	23,650	2,814,518
Merck & Co., Inc.	323,854	19,279,029
Novo Nordisk A/S ADR	86,690	4,121,242
Pfizer, Inc.	880,211	31,625,981

		68,131,970

Medical - HMO — 3.3%
Aetna, Inc.	48,723	8,581,582
Anthem, Inc.	53,827	11,918,374
Humana, Inc.	8,320	2,420,954
UnitedHealth Group, Inc.	26,943	6,507,004

		29,427,914

Medical - Wholesale Drug Distribution — 1.9%
Cardinal Health, Inc.	221,409	11,533,195
McKesson Corp.	34,110	4,841,573

		16,374,768

Multimedia — 1.6%
Time Warner, Inc.	17,230	1,622,377
Viacom, Inc., Class B	452,617	12,265,921

		13,888,298

Networking Products — 1.9%
Cisco Systems, Inc.	401,190	17,134,825

Oil Companies - Exploration & Production — 1.8%
Anadarko Petroleum Corp.	15,690	1,095,162
Devon Energy Corp.	161,920	6,731,014
Hess Corp.#	109,575	6,620,522
Marathon Oil Corp.	51,540	1,104,502

		15,551,200

Oil Companies - Integrated — 7.3%
BP PLC	814,290	6,240,291
Chevron Corp.	132,839	16,511,888
Exxon Mobil Corp.	138,662	11,264,901
Royal Dutch Shell PLC, Class A ADR#	133,826	9,311,613
Suncor Energy, Inc.	343,246	13,654,326
TOTAL SA ADR	121,524	7,370,430

		64,353,449

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	59,060	4,667,512

Paper & Related Products — 0.2%
International Paper Co.	34,700	1,856,450

Pharmacy Services — 1.5%
CVS Health Corp.	210,517	13,344,673

Pipelines — 0.7%
Enterprise Products Partners LP	116,146	3,356,620
ONEOK, Inc.	19,990	1,362,518
Williams Cos., Inc.	61,320	1,647,055

		6,366,193

Retail - Apparel/Shoe — 4.6%
Foot Locker, Inc.	368,574	19,891,939
Gap, Inc.	425,404	11,902,804

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Apparel/Shoe (continued)
L Brands, Inc.	260,389	$8,829,791

		40,624,534

Retail - Building Products — 0.4%
Lowe’s Cos., Inc.	39,710	3,772,847

Retail - Discount — 0.2%
Dollar General Corp.	16,501	1,443,507

Retail - Misc./Diversified — 0.9%
GameStop Corp., Class A#	588,102	7,762,946

Semiconductor Components - Integrated Circuits — 1.1%
QUALCOMM, Inc.	117,020	6,801,202
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	74,050	2,865,735

		9,666,937

Telecom Services — 0.2%
BCE, Inc.	32,570	1,357,192

Telephone - Integrated — 2.7%
Verizon Communications, Inc.	501,074	23,886,198

Tobacco — 2.8%
Altria Group, Inc.	263,836	14,706,219
British American Tobacco PLC	31,940	1,643,070
Philip Morris International, Inc.	107,780	8,572,821

		24,922,110

Toys — 0.3%
Mattel, Inc.#	168,248	2,611,209

Transport - Rail — 0.4%
Union Pacific Corp.	25,157	3,591,413

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	44,650	4,792,731

Total Long-Term Investment Securities
(cost $799,099,503)		851,956,283

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Registered Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	5,843,635	5,843,635

Time Deposits — 3.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/2018	$27,886,000	27,886,000

Total Short-Term Investment Securities
(cost $33,729,635)		33,729,635

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $2,580,020 collateralized by $2,810,000 of United States Treasury Notes, bearing interest at 2.00% due 11/25/2026 and having an approximate value of $2,633,939 (cost $2,580,000)	2,580,000	2,580,000

TOTAL INVESTMENTS
(cost $835,409,138)(3)	100.5%	888,265,918
Liabilities in excess of other assets	(0.5)	(4,085,632)

NET ASSETS	100.0%	$884,180,286

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)

At May 31, 2018, the Fund had loaned securities with a total value of $56,887,045. This was secured by collateral of $5,843,635, which was received in cash and subsequently invested in short-term investments currently valued at $5,843,635 as reported in the

49

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Portfolio of Investments. Additional collateral of $53,159,227 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$1,908,508
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	772,815
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	508,145
United States Treasury Bills	0.00%	07/05/2018 to 11/08/2018	1,130,385
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	48,839,374

(2)	The rate shown is the 7-day yield as of May 31, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$800,050,160	$51,906,123	**	$—	$851,956,283
Short-Term Investment Securities:
Registered Investment Companies	5,843,635	—		—	5,843,635
Time Deposits	—	27,886,000		—	27,886,000
Repurchase Agreements	—	2,580,000		—	2,580,000

Total Investments at Value	$805,893,795	$82,372,123		$—	$888,265,918

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $35,714,863 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

50

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.0%
Domestic Fixed Income Investment Companies	20.0
United States Treasury Notes	14.3
International Equity Investment Companies	11.3
Registered Investment Companies	3.6
United States Treasury Bonds	0.7
International Fixed Income Investment Companies	0.4
Options — Purchased	0.4

100.7%

*	Calculated as a percentage of net assets

51

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares/ Principal Amount	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 81.7%(1)@
Domestic Equity Investment Companies — 50.0%
VALIC Co. I Blue Chip Growth Fund	337,425	$7,031,944
VALIC Co. I Broad Cap Value Income Fund	611,097	9,722,551
VALIC Co. I Dividend Value Fund	713,527	8,840,596
VALIC Co. I Growth & Income Fund	180,413	4,010,587
VALIC Co. I Growth Fund	520,960	9,043,859
VALIC Co. I Large Cap Core Fund	669,625	7,841,315
VALIC Co. I Large Capital Growth Fund	538,731	8,086,358
VALIC Co. I Mid Cap Index Fund	144,949	4,064,365
VALIC Co. I Stock Index Fund	760,964	30,027,657
VALIC Co. I Value Fund	550,644	9,840,019
VALIC Co. II Capital Appreciation Fund†	375,638	7,189,706
VALIC Co. II Large Cap Value Fund†	175,465	3,984,804
VALIC Co. II Mid Cap Growth Fund†	169,769	2,020,250
VALIC Co. II Mid Cap Value Fund†	86,887	2,011,436
VALIC Co. II Small Cap Growth Fund†	187,213	4,120,557
VALIC Co. II Small Cap Value Fund†	250,783	4,125,380

Total Domestic Equity Investment Companies
(cost $105,430,077)		121,961,384

Domestic Fixed Income Investment Companies — 20.0%
VALIC Co. I Capital Conservation Fund	1,687,767	16,101,298
VALIC Co. I Government Securities Fund	899,479	9,183,677
VALIC Co. I Inflation Protected Fund	360,414	3,921,304
VALIC Co. II Core Bond Fund†	1,283,100	14,049,943
VALIC Co. II High Yield Bond Fund†	254,659	1,993,983
VALIC Co. II Strategic Bond Fund†	309,671	3,474,509

Total Domestic Fixed Income Investment Companies
(cost $49,655,618)		48,724,714

International Equity Investment Companies — 11.3%
VALIC Co. I Emerging Economies Fund	320,373	2,848,116
VALIC Co. I Foreign Value Fund	735,022	7,842,680
VALIC Co. I Global Real Estate Fund	246,181	1,890,673
VALIC Co. I International Equities Index Fund	652,305	4,833,579
VALIC Co. I International Growth Fund	542,456	8,142,261
VALIC Co. II International Opportunities Fund†	91,832	2,001,015

Total International Equity Investment Companies
(cost $24,697,674)		27,558,324

International Fixed Income Investment Companies — 0.4%
VALIC Co. I International Government Bond Fund (cost $974,680)	83,250	969,025

Total Affiliated Registered Investment Companies
(cost $180,758,049)		199,213,447

U.S. GOVERNMENT TREASURIES — 15.0%
United States Treasury Bonds — 0.7%
6.00% due 02/15/2026	318,000	388,680
6.13% due 11/15/2027	316,000	402,308

Security Description	Principal Amount	Value (Note 2)

United States Treasury Bonds (continued)
6.38% due 08/15/2027	$358,000	$461,107
6.63% due 02/15/2027	125,000	161,914
6.75% due 08/15/2026	140,000	180,649

		1,594,658

United States Treasury Notes — 14.3%
1.50% due 08/15/2026	3,196,000	2,888,010
1.63% due 02/15/2026	3,137,000	2,881,506
1.63% due 05/15/2026#	2,791,000	2,555,400
2.00% due 08/15/2025#	3,090,000	2,932,965
2.00% due 11/15/2026	3,404,600	3,193,541
2.25% due 11/15/2025	3,879,500	3,738,414
2.25% due 02/15/2027	3,744,000	3,576,982
2.25% due 08/15/2027	2,709,500	2,581,434
2.25% due 11/15/2027	2,867,000	2,728,130
2.38% due 05/15/2027	3,436,000	3,313,056
2.75% due 02/15/2028	2,495,000	2,477,360
2.88% due 05/15/2028	2,123,000	2,132,371

		34,999,169

Total U.S. Government Treasuries
(cost $37,853,258)		36,593,827

OPTIONS PURCHASED — 0.4%
Options - Purchased(2) (cost $1,055,013)	61,000	1,065,174

Total Long-Term Investment Securities
(cost $219,666,320)		236,872,448

SHORT-TERM INVESTMENT SECURITIES — 3.6%
Registered Investment Companies — 3.6%
AllianceBernstein Government STIF Portfolio 1.81%(3) (cost $8,748,950)	8,748,950	8,748,950

TOTAL INVESTMENTS
(cost $228,415,270)(4)	100.7%	245,621,398
Liabilities in excess of other assets	(0.7)	(1,789,413)

NET ASSETS	100.0%	$243,831,985

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
†	Non-income producing security
(1)	See Note 3
(2)	Options — Purchased

Over the Counter Purchased Put Options
Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at May 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Bank of America NA	August 2018	$2,475	9,000	$24,347,430	$141,847	$157,157	$15,310
S&P 500 Index	Citibank NA	August 2018	2,475	11,000	29,757,970	193,600	192,080	(1,520)
S&P 500 Index	Deutsch Bank	August 2018	2,475	18,000	48,694,860	324,000	314,314	(9,686)
S&P 500 Index	Goldman Sachs International	August 2018	2,475	15,000	40,579,050	270,690	261,928	(8,762)
S&P 500 Index	UBS AG	August 2018	2,475	8,000	21,642,160	124,876	139,695	14,818

				61,000	$165,021,470	$1,055,013	$1,065,174	$10,161

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

52

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

(3)	The rate shown is the 7-day yield as of May 31, 2018.
(4)	See Note 5 for cost of investments on a tax basis.

STIF—Short Term Investment Fund

Over the Counter Written Call Options
Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Received	Value at May 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Bank of America NA	August 2018	$2,875	9,000	$24,347,430	$57,600	$36,901	$20,699
S&P 500 Index	Citibank NA	August 2018	2,875	11,000	29,757,970	65,563	45,102	20,461
S&P 500 Index	Deutsch Bank	August 2018	2,875	18,000	48,694,860	120,798	73,802	46,996
S&P 500 Index	Goldman Sachs International	August 2018	2,875	15,000	40,579,050	102,916	61,502	41,414
S&P 500 Index	UBS AG	August 2018	2,875	8,000	21,642,160	40,000	32,801	7,199

				61,000	$165,021,470	$386,877	$250,108	$136,769

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
670	Long	S&P 500 E-Mini Index	June 2018	$91,233,456	$90,634,250	$(599,206)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$199,213,447	$—	$—	$199,213,447
U.S. Government Treasuries	—	36,593,827	—	36,593,827
Options Purchased	—	1,065,174	—	1,065,174
Short-Term Investment Securities	8,748,950	—	—	8,748,950

Total Investments at Value	$207,962,397	$37,659,001	$—	$245,621,398

Other Financial Instruments:†
Over the Counter Written Call Options	$—	$136,769	$—	$136,769

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$599,206	$—	$—	$599,206

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

53

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Banks — Commercial	17.6%
Electronic Components — Semiconductors	8.7
Internet Application Software	5.8
Semiconductor Components — Integrated Circuits	4.8
Oil Companies — Integrated	4.8
Diversified Financial Services	4.6
Time Deposits	4.2
E-Commerce/Products	3.5
Oil Refining & Marketing	2.4
Registered Investment Companies	2.3
Insurance — Property/Casualty	2.2
Metal — Iron	2.1
Insurance — Multi-line	2.1
Steel — Producers	2.0
Computer Services	1.8
Airlines	1.8
Finance — Mortgage Loan/Banker	1.6
Diversified Minerals	1.6
Cellular Telecom	1.3
Chemicals — Diversified	1.2
Coal	1.2
Real Estate Operations & Development	1.2
Metal — Copper	1.1
Tobacco	1.1
Web Portals/ISP	1.1
Metal — Diversified	1.0
Entertainment Software	1.0
Building Products — Cement	1.0
Food — Meat Products	1.0
Applications Software	1.0
Audio/Video Products	1.0
Schools	0.9
Multimedia	0.8
Diamonds/Precious Stones	0.8
Internet Content — Entertainment	0.7
Metal Processors & Fabrication	0.7
Banks — Special Purpose	0.7
Electronic Components — Misc.	0.7
Semiconductor Equipment	0.7
Diversified Operations	0.6
Chemicals — Specialty	0.6
Petrochemicals	0.6
Oil Companies — Exploration & Production	0.6
Appliances	0.5
Computers — Other	0.5
Building — Residential/Commercial	0.4
Distribution/Wholesale	0.4
Circuit Boards	0.4
Building Products — Doors & Windows	0.4
Auto/Truck Parts & Equipment — Replacement	0.4
Advertising Agencies	0.3
Food — Confectionery	0.3
Miscellaneous Manufacturing	0.3
Public Thoroughfares	0.3
Retail — Automobile	0.3
Chemicals — Other	0.2
Insurance — Reinsurance	0.2
Industrial Automated/Robotic	0.2
Auto/Truck Parts & Equipment — Original	0.2
Telecom Equipment — Fiber Optics	0.2
Energy — Alternate Sources	0.2
Electric — Integrated	0.2
Consulting Services	0.2
Food — Misc./Diversified	0.2
Finance — Consumer Loans	0.1

102.9%

Country Allocation*

Cayman Islands	17.1%
South Korea	15.7
China	12.1
Taiwan	10.3
Russia	7.8
Brazil	7.6
United States	7.5
Thailand	4.2
Turkey	3.6
India	3.6
South Africa	3.0
United Kingdom	2.5
Malaysia	1.6
Hungary	1.5
Indonesia	1.2
Hong Kong	1.0
Panama	0.8
Poland	0.8
Bermuda	0.5
Vietnam	0.3
Cyprus	0.2

102.9%

*	Calculated as a percentage of net assets

54

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.4%
Bermuda — 0.5%
Haier Electronics Group Co., Ltd.	1,217,000	$4,368,442

Brazil — 7.6%
Banco do Brasil SA	912,263	7,398,641
Banco Santander Brasil SA	693,280	6,234,438
Cia de Saneamento de Minas Gerais-COPASA	3,870	44,784
Estacio Participacoes SA	463,410	3,114,483
IRB Brasil Resseguros S/A	129,100	1,671,376
Itau Unibanco Holding SA ADR	1,137,493	13,138,044
Kroton Educacional SA	1,478,528	4,287,455
Metalurgica Gerdau SA (Preference Shares)	1,208,275	2,192,075
MRV Engenharia e Participacoes SA	1,029,069	3,714,945
Petroleo Brasileiro SA (preference shares)	973,030	4,948,906
Qualicorp SA	255,143	1,300,135
Vale SA ADR#	1,051,234	14,296,782

		62,342,064

Cayman Islands — 17.1%
Alibaba Group Holding, Ltd. ADR†#	146,052	28,919,757
Baidu, Inc. ADR†	37,550	9,108,128
Country Garden Holdings Co., Ltd.	4,880,000	9,483,082
Dali Foods Group Co., Ltd.*	2,025,000	1,558,429
Daqo New Energy Corp. ADR†	53,580	3,089,423
General Interface Solution Holding, Ltd.	676,000	4,286,579
IGG, Inc.#	5,291,000	8,250,149
Kingboard Chemical Holdings, Ltd.	450,500	1,786,702
Kingboard Laminates Holdings, Ltd.	1,533,500	2,018,498
Nexteer Automotive Group, Ltd.	963,000	1,574,366
Tencent Holdings, Ltd.	935,300	47,146,277
Want Want China Holdings, Ltd.	906,000	895,516
WH Group, Ltd.*	7,650,500	7,838,830
Xinyi Glass Holdings, Ltd.	2,362,000	3,238,874
Xinyi Solar Holdings, Ltd.	3,756,000	1,547,543
Yirendai, Ltd. ADR#	36,010	844,795
YY, Inc., ADR†	52,660	6,136,470
Zhongsheng Group Holdings, Ltd.	708,500	2,264,199

		139,987,617

China — 12.1%
Anhui Conch Cement Co., Ltd.	1,348,500	8,248,371
China Construction Bank Corp.	22,353,000	22,514,546
China Merchants Bank Co., Ltd.	2,313,500	9,502,009
China Shenhua Energy Co., Ltd., Class H	1,559,000	4,066,385
Focus Media Information Technology Co., Ltd., Class A	1,354,400	2,641,657
Industrial & Commercial Bank of China, Ltd.	20,146,000	16,573,617
PICC Property & Casualty Co., Ltd.	3,924,000	6,898,347
Ping An Insurance Group Co. of China, Ltd.#	1,723,000	16,766,039
Shenzhen Expressway Co., Ltd.	2,222,000	2,324,605
Weichai Power Co., Ltd.	2,357,000	3,144,951
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co.†*	380,000	1,550,138
Yanzhou Coal Mining Co., Ltd.	3,022,000	4,318,228

		98,548,893

Cyprus — 0.2%
Ros Agro PLC GDR	114,458	1,277,351

Hong Kong — 1.0%
Fosun International, Ltd.	3,663,000	7,987,912

Hungary — 1.5%
MOL Hungarian Oil & Gas PLC	395,374	3,725,145
OTP Bank PLC	231,075	8,265,768

		11,990,913

India — 3.6%
HCL Technologies, Ltd.	578,340	7,769,762
Housing Development Finance Corp., Ltd.	489,721	13,245,366

Security Description	Shares	Value (Note 2)

India (continued)
NIIT Technologies, Ltd.	257,100	$4,257,096
Vedanta, Ltd.	1,004,509	3,672,834

		28,945,058

Indonesia — 1.2%
Bank Negara Indonesia Persero Tbk PT	7,515,800	4,570,019
Bank Rakyat Indonesia Persero Tbk PT	24,563,600	5,429,327

		9,999,346

Malaysia — 1.6%
AirAsia Bhd	5,032,800	3,854,850
CIMB Group Holdings Bhd	3,406,200	4,997,812
Malayan Banking Bhd	1,569,600	3,793,925

		12,646,587

Panama — 0.8%
Copa Holdings SA, Class A	61,882	6,856,526

Poland — 0.8%
Jastrzebska Spolka Weglowa SA†	59,830	1,347,806
Polski Koncern Naftowy Orlen SA	226,362	4,981,158

		6,328,964

Russia — 7.8%
Aeroflot PJSC†	647,951	1,448,799
Alrosa PJSC†	4,629,881	6,597,724
Lukoil PJSC ADR	136,880	9,124,421
Magnitogorsk Iron & Steel Works PJSC†	3,356,264	2,609,911
MMC Norilsk Nickel PJSC ADR#	479,134	8,528,585
Mobile TeleSystems PJSC ADR	557,891	5,344,596
Novatek PJSC GDR	33,680	4,853,288
Novolipetsk Steel GDR	68,720	1,807,336
RusHydro PJSC†	131,568,906	1,521,857
Sberbank of Russia PJSC ADR	860,674	12,350,672
Severstal PJSC GDR	220,994	3,513,805
Tatneft PJSC ADR#	100,326	6,305,489

		64,006,483

South Africa — 3.0%
Kumba Iron Ore, Ltd.#	78,729	1,789,688
Naspers, Ltd., Class N	28,538	6,791,135
Sasol, Ltd.	111,970	4,056,787
Standard Bank Group, Ltd.	718,534	11,697,373

		24,334,983

South Korea — 15.7%
Hana Financial Group, Inc.	220,368	8,480,545
Hyundai Marine & Fire Insurance Co., Ltd.	94,883	2,993,773
Industrial Bank of Korea	408,248	5,892,958
KT&G Corp.	103,784	9,238,712
LG Chem, Ltd.	10,490	3,285,984
LG Corp.†	51,490	3,499,172
LG Electronics, Inc.	89,720	7,678,148
Lotte Chemical Corp.	4,800	1,638,590
PSK, Inc.	58,740	1,615,865
Samsung Electronics Co., Ltd.	1,062,850	49,891,311
SFA Engineering Corp.	46,824	1,577,281
Shinhan Financial Group Co., Ltd.	223,531	9,050,549
Silicon Works Co, Ltd.	28,480	1,025,782
SK Holdings Co Ltd	8,970	2,298,913
SK Hynix, Inc.	122,007	10,518,153
SK Innovation Co., Ltd.	44,092	8,409,207
TES Co, Ltd.	42,010	1,172,661

		128,267,604

55

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Taiwan — 10.3%
Catcher Technology Co., Ltd.	516,000	$5,972,211
Compeq Manufacturing Co., Ltd.†	1,088,000	1,213,751
CTBC Financial Holding Co., Ltd.	12,242,000	8,796,759
FLEXium Interconnect, Inc.	707,072	2,037,938
Fubon Financial Holding Co., Ltd.	4,998,000	8,657,614
Globalwafers Co., Ltd.	128,000	2,514,610
Macronix International†	3,520,000	5,762,653
Nanya Technology Corp.	816,000	2,701,843
Sino-American Silicon Products, Inc.	866,000	4,044,868
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	916,194	35,456,708
Winbond Electronics Corp.†	2,724,000	1,809,769
Yageo Corp.	172,000	5,417,729

		84,386,453

Thailand — 4.2%
Kiatnakin Bank PCL	1,417,900	3,047,222
Krung Thai Bank PCL	7,044,300	3,853,556
PTT Global Chemical PCL	2,740,400	7,645,536
PTT PCL	6,659,000	10,876,297
Star Petroleum Refining PCL†	4,647,700	2,251,933
Thai Oil PCL	1,393,100	4,006,415
Tisco Financial Group PCL	1,096,000	2,843,639

		34,524,598

Turkey — 3.6%
Akbank Turk AS	1,385,638	2,456,069
Eregli Demir ve Celik Fabrikalari TAS	2,360,752	5,852,025
KOC Holding AS	858,850	2,649,103
Petkim Petrokimya Holding AS	2,275,200	2,366,178
Tekfen Holding AS	848,307	2,835,532
Turk Hava Yollari AO†	679,580	2,497,654
Turkcell Iletisim Hizmetleri AS	1,686,680	4,475,827
Turkiye Garanti Bankasi AS	1,608,700	3,163,780
Turkiye Halk Bankasi AS	1,996,953	3,385,122

		29,681,290

United Kingdom — 2.5%
Anglo American PLC#	359,420	8,590,352
Antofagasta PLC	469,050	6,559,370
Evraz PLC	389,080	2,642,710
KAZ Minerals PLC†	212,820	2,866,891

		20,659,323

United States — 1.0%
Cognizant Technology Solutions Corp., Class A	109,740	8,268,909

Vietnam — 0.3%
Hoa Phat Group JSC†	981,930	2,401,412

Total Long-Term Investment Securities
(cost $646,648,852)		787,810,728

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 6.5%
Registered Investment Companies — 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	18,758,752	$18,758,752

Time Deposits — 4.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/2018(2)	$34,500,000	34,500,000

Total Short-Term Investment Securities
(cost $53,258,752)		53,258,752

TOTAL INVESTMENTS —
(cost $699,907,604)(3)	102.9%	841,069,480
Liabilities in excess of other assets	(2.9)	(23,837,174)

NET ASSETS —	100.0%	$817,232,306

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $10,947,397 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

At May 31, 2018, the Fund had loaned securities with a total value of $86,453,286. This was secured by collateral of $18,758,752, which was received in cash and subsequently invested in short-term investments currently valued at $18,758,752 as reported in the Portfolio of Investments. Additional collateral of $70,862,502 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$11,341,879
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	4,592,686
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	3,019,806
United States Treasury Bills	0.00%	06/07/2018 to 01/31/2019	7,625,901
United States Treasury Notes/Bonds	zero coupon to 8.00%	06/30/2018 to 02/15/2048	44,282,230

(2)	The rate shown is the 7-day yield as of May 31, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

56

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$51,828,192	$12,178,291		$—	$64,006,483
Other Countries	161,917,490	561,886,755	**	—	723,804,245
Short-Term Investment Securities:
Registered Investment Companies	18,758,752	—		—	18,758,752
Time Deposits	—	34,500,000		—	34,500,000

Total Investments at Value	$232,504,434	$608,565,046		$—	$841,069,480

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $384,576,538 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

57

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Oil Companies — Integrated	10.6%
Medical — Drugs	7.2
Diversified Banking Institutions	5.7
Banks — Commercial	5.7
Registered Investment Companies	4.3
Electronic Components — Semiconductors	4.1
U.S. Government Agencies	3.3
Telecom Services	2.9
Telephone — Integrated	2.8
Diversified Financial Services	2.4
Insurance — Multi-line	2.4
Precious Metals	2.3
Medical — Generic Drugs	2.3
Medical — Biomedical/Gene	2.3
Aerospace/Defense	2.2
Building Products — Cement	2.0
Web Portals/ISP	2.0
Gold Mining	1.8
Oil — Field Services	1.7
Rubber — Tires	1.6
Diversified Operations	1.5
Diagnostic Kits	1.5
Satellite Telecom	1.5
Chemicals — Diversified	1.4
Insurance — Life/Health	1.4
Distribution/Wholesale	1.4
Retail — Building Products	1.3
Cellular Telecom	1.3
Energy — Alternate Sources	1.2
Brewery	1.2
Water	1.1
Diversified Manufacturing Operations	1.0
Finance — Investment Banker/Broker	1.0
Retail — Drug Store	1.0
Electric — Generation	1.0
Oil Companies — Exploration & Production	1.0
Beverages — Non-alcoholic	1.0
Medical — Wholesale Drug Distribution	1.0
Real Estate Operations & Development	0.9
Semiconductor Components — Integrated Circuits	0.9
Food — Retail	0.9
Containers — Metal/Glass	0.7
Entertainment Software	0.6
Metal Processors & Fabrication	0.6
Computers	0.6
Disposable Medical Products	0.6
Diversified Minerals	0.6
Food — Confectionery	0.6
Electric — Distribution	0.5
Cable/Satellite TV	0.5
Aerospace/Defense — Equipment	0.5
Petrochemicals	0.5
Audio/Video Products	0.5
Motorcycle/Motor Scooter	0.5
Transport — Marine	0.5
Medical Instruments	0.5
Electronic Components — Misc.	0.5
Investment Management/Advisor Services	0.4
Rubber/Plastic Products	0.3
Time Deposits	0.2
Insurance — Property/Casualty	0.1

103.9%

Country Allocation*

United Kingdom	19.0%
Japan	11.4
United States	7.8
South Korea	7.1
Germany	7.0
France	6.6
Canada	5.8
China	5.4
Netherlands	5.3
Cayman Islands	5.0
Switzerland	3.8
Taiwan	2.6
Israel	2.3
Italy	1.9
Ireland	1.8
Denmark	1.7
Thailand	1.6
Singapore	1.6
Jersey	1.5
Luxembourg	1.5
Hong Kong	1.0
India	0.8
New Zealand	0.5
Sweden	0.5
Bermuda	0.4

103.9%

*	Calculated as a percentage of net assets

58

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.1%
Bermuda — 0.4%
Kunlun Energy Co., Ltd.	3,448,000	$3,125,540

Canada — 5.8%
Alamos Gold, Inc., Class A#	1,783,840	9,882,474
Barrick Gold Corp.	471,410	6,217,898
Cenovus Energy, Inc.	630,764	6,654,984
Husky Energy, Inc.	527,900	7,617,622
Wheaton Precious Metals Corp.	925,491	20,228,609

		50,601,587

Cayman Islands — 5.0%
Baidu, Inc. ADR†	69,970	16,971,923
CK Asset Holdings, Ltd.	526,500	4,390,364
CK Hutchison Holdings, Ltd.	1,194,000	13,405,405
NetEase, Inc. ADR	24,800	5,662,336
Value Partners Group, Ltd.#	3,554,500	3,158,225

		43,588,253

China — 5.4%
China Life Insurance Co., Ltd.	2,257,000	6,263,968
China Telecom Corp., Ltd.	25,815,823	11,997,633
Shandong Weigao Group Medical Polymer Co., Ltd.	6,192,000	5,316,509
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	8,781,067
Sinopec Engineering Group Co., Ltd.	5,880,000	6,271,383
Sinopharm Group Co., Ltd.	1,816,400	8,068,485

		46,699,045

Denmark — 1.7%
AP Moller - Maersk A/S, Series B	2,843	4,249,943
Orsted A/S*	79,272	4,755,964
Vestas Wind Systems A/S	92,742	6,086,194

		15,092,101

France — 6.6%
AXA SA	372,232	9,321,866
BNP Paribas SA#	258,457	16,114,735
Cie Generale des Etablissements Michelin SCA#	45,062	5,864,988
Sanofi	131,269	10,070,257
TOTAL SA	108,829	6,613,999
Veolia Environnement SA	411,474	9,384,136

		57,369,981

Germany — 7.0%
Bayer AG	104,571	12,444,690
E.ON SE	817,188	8,669,816
Gerresheimer AG	78,750	6,139,497
HeidelbergCement AG	43,660	3,870,018
Merck KGaA	77,902	7,956,759
MorphoSys AG†	65,080	6,781,935
Siemens AG	69,145	9,018,633
Telefonica Deutschland Holding AG	1,470,878	6,218,843

		61,100,191

Hong Kong — 1.0%
China Mobile, Ltd.	917,000	8,220,554

India — 0.8%
Hero MotoCorp, Ltd.	81,301	4,272,380
Jain Irrigation Systems, Ltd.	1,609,577	2,451,157

		6,723,537

Ireland — 1.8%
Bank of Ireland Group PLC	1,235,455	10,226,369
CRH PLC	157,292	5,811,418

		16,037,787

Security Description	Shares	Value (Note 2)

Israel — 2.3%
Teva Pharmaceutical Industries, Ltd. ADR#	934,006	$20,081,129

Italy — 1.9%
Eni SpA#	904,304	16,521,056

Japan — 11.4%
Astellas Pharma, Inc.	987,500	15,071,290
Ezaki Glico Co., Ltd.	98,300	5,093,879
Inpex Corp.	499,300	5,536,892
Kirin Holdings Co., Ltd.	361,300	10,225,385
Mitsui Fudosan Co., Ltd.	139,500	3,489,827
Panasonic Corp.	324,600	4,421,950
Seven & i Holdings Co., Ltd.	172,900	7,636,663
SoftBank Group Corp.	250,400	17,772,810
Sumitomo Metal Mining Co., Ltd.	136,700	5,208,290
Sumitomo Rubber Industries, Ltd.	472,700	7,899,195
Suntory Beverage & Food, Ltd.	186,800	8,270,682
Taiheiyo Cement Corp.	221,800	8,177,640

		98,804,503

Jersey — 1.5%
Shire PLC	241,546	13,208,899

Luxembourg — 1.5%
SES SA FDR	749,852	12,952,892

Netherlands — 5.3%
Aegon NV	1,732,923	10,762,357
Flow Traders*	208,600	8,866,450
ING Groep NV CVA	290,811	4,226,135
QIAGEN NV†	367,644	13,336,332
SBM Offshore NV	541,485	8,586,529

		45,777,803

New Zealand — 0.5%
Sky Network Television, Ltd.	2,839,200	4,586,425

Singapore — 1.6%
Singapore Telecommunications, Ltd.	5,342,900	13,060,991
Singapore Telecommunications, Ltd. ADR	4,600	112,424
United Overseas Bank, Ltd.	34,900	730,516

		13,903,931

South Korea — 7.1%
DB Insurance Co., Ltd.	19,400	1,052,005
Hana Financial Group, Inc.	259,311	9,979,210
KB Financial Group, Inc.	231,701	11,145,135
Lotte Chemical Corp.	12,984	4,432,387
Samsung Electronics Co., Ltd.	751,550	35,278,557

		61,887,294

Spain — 0.0%
Telefonica SA ADR#	859	7,559

Sweden — 0.5%
Getinge AB, Class B	404,292	3,920,717

Switzerland — 3.8%
Landis+Gyr Group AG†#	60,368	4,399,067
Roche Holding AG	83,933	18,002,165
UBS Group AG	716,607	10,768,296

		33,169,528

Taiwan — 2.6%
Catcher Technology Co., Ltd.	470,000	5,439,805
Pegatron Corp.	1,813,000	3,816,855
Quanta Computer, Inc.	3,061,000	5,410,346
Taiwan Semiconductor Manufacturing Co., Ltd.	1,042,000	7,775,112

		22,442,118

59

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Thailand — 1.6%
Bangkok Bank PCL	445,600	$2,684,349
Bangkok Bank PCL NVDR	1,195,200	7,048,597
Kasikornbank PCL	206,100	1,254,231
Kasikornbank PCL NVDR	555,100	3,317,200

		14,304,377

United Kingdom — 19.0%
Aviva PLC	889,501	6,041,224
BAE Systems PLC	1,415,310	12,033,014
Barclays PLC	3,994,545	10,489,263
BP PLC	3,803,252	29,146,126
BP PLC ADR	180	8,248
Cobham PLC†#	2,747,809	4,540,345
HSBC Holdings PLC	1,375,210	13,176,657
Johnson Matthey PLC	265,611	12,407,629
Kingfisher PLC	2,832,332	11,474,968
Rolls-Royce Holdings PLC#	622,380	6,809,096
Rolls-Royce Holdings PLC, Class C†	44,188,980	58,743
Royal Dutch Shell PLC, Class B	712,115	25,350,272
SIG PLC	3,359,596	5,972,410
Standard Chartered PLC	1,964,668	19,713,710
Travis Perkins PLC	317,579	5,681,354
Vodafone Group PLC	957,821	2,450,545

		165,353,604

Total Long-Term Investment Securities
(cost $763,581,534)		835,480,411

SHORT-TERM INVESTMENT SECURITIES — 7.8%
Registered Investment Companies — 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	37,864,074	37,864,074

Time Deposits — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/2018	$1,444,000	1,444,000

U.S. Government Agencies — 3.3%
Federal Home Loan Bank Disc. Notes 1.57% due 06/01/2018	28,800,000	28,800,000

Total Short-Term Investment Securities
(cost $68,108,074)		68,108,074

TOTAL INVESTMENTS
(cost $831,689,608)(3)	103.9%	903,588,485
Liabilities in excess of other assets	(3.9)	(34,172,042)

NET ASSETS	100.0%	$869,416,443

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $13,622,414 representing 1.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

At May 31, 2018, the Fund had loaned securities with a total value of $55,055,412. This was secured by collateral of $37,864,074, which was received in cash and subsequently invested in short-term investments currently valued at $37,864,074 as reported in the Portfolio of Investments. Additional collateral of $19,920,396 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	2.75% to 3.50%	11/01/2034 to 12/01/2047	$85,532
Federal National Mtg. Assoc.	3.00% to 4.46%	10/01/2032 to 11/01/2046	81,572
Government National Mtg. Assoc.	2.50% to 4.00%	08/20/2044 to 04/16/2059	87,320
United States Treasury Bills	0.00%	06/07/2018 to 01/31/2019	537,401
United States Treasury Notes/Bonds	0.13% to 8.00%	06/30/2018 to 02/15/2047	19,128,571

(2)	The rate shown is the 7-day yield as of May 31, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Fiduciary Depositary Receipt

NVDR—Non-Voting Depositary Receipt

60

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks
United Kingdom	$8,248	$165,345,356	#	$—	$165,353,604
Other Countries	93,436,958	576,689,849	**	—	670,126,807
Short-Term Investment Securities:
Registered Investment Companies	37,864,074	—		—	37,864,074
Time Deposits	—	1,444,000		—	1,444,000
U.S. Government Agencies	—	28,800,000		—	28,800,000

Total Investments at Value	$131,309,280	$772,279,205		$—	$903,588,485

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).
#	Amount includes $165,286,613 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $597,445,182 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

61

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	74.1%
Real Estate Operations & Development	15.9
Real Estate Management/Services	7.5
Registered Investment Companies	1.3
Hotels/Motels	1.1
Time Deposits	0.8

100.7%

Country Allocation*

United States	45.9%
Japan	12.8
Australia	6.1
France	5.9
United Kingdom	5.3
Hong Kong	4.6
Cayman Islands	4.5
Germany	4.0
Canada	3.2
Singapore	2.4
Spain	1.8
Sweden	1.0
Ireland	0.9
Switzerland	0.9
Bermuda	0.6
Norway	0.6
Netherlands	0.2

100.7%

*	Calculated as a percentage of net assets

62

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Australia — 6.1%
BGP Holdings PLC†(1)(2)	479,213	$108
GPT Group	1,549,317	5,881,553
Mirvac Group	1,658,850	2,878,928
Propertylink Group	2,994,994	2,365,712
Scentre Group	2,136,808	6,739,526
Shopping Centres Australasia Property Group	2,247,396	4,177,964

		22,043,791

Bermuda — 0.6%
Hongkong Land Holdings, Ltd. (OTC)	1,700	12,240
Hongkong Land Holdings, Ltd. (SGX)	312,700	2,267,321

		2,279,561

Canada — 3.2%
Allied Properties Real Estate Investment Trust	114,829	3,764,755
Canadian Apartment Properties REIT	111,361	3,500,751
Chartwell Retirement Residences	385,011	4,311,553

		11,577,059

Cayman Islands — 4.5%
CK Asset Holdings, Ltd.	1,475,500	12,303,860
Wharf Real Estate Investment Co., Ltd.	527,000	4,061,276

		16,365,136

France — 5.9%
Fonciere Des Regions	38,776	4,056,628
Gecina SA	28,685	4,956,617
Klepierre SA	165,503	6,478,124
Unibail-Rodamco SE (Euronext Amsterdam)	26,376	5,948,554
Unibail-Rodamco SE (Euronext Paris)	575	129,433

		21,569,356

Germany — 4.0%
Vonovia SE	304,204	14,359,665

Hong Kong — 4.6%
Link REIT	761,500	6,730,842
Sun Hung Kai Properties, Ltd.	611,504	9,853,338

		16,584,180

Ireland — 0.9%
Green REIT PLC	1,959,922	3,421,697

Japan — 12.8%
Activia Properties, Inc.	909	4,039,984
Daiwa House REIT Investment Corp.	2,425	5,707,597
GLP J-REIT	2,723	3,039,721
Invincible Investment Corp.	6,983	3,200,144
Kenedix Retail REIT Corp.	1,190	2,642,261
Mitsubishi Estate Co., Ltd.	393,600	7,125,599
Mitsui Fudosan Co., Ltd.	358,400	8,965,979
Orix JREIT, Inc.	1,991	3,144,511
Sumitomo Realty & Development Co., Ltd.	225,000	8,457,671

		46,323,467

Netherlands — 0.2%
Instone Real Estate Group BV†*	35,406	877,857

Norway — 0.6%
Entra ASA*	158,408	2,250,965

Singapore — 2.4%
Ascendas India Trust#	2,076,200	1,642,972
City Developments, Ltd.	464,000	3,870,394
Mapletree Commercial Trust	2,863,600	3,352,488

		8,865,854

Security Description	Shares	Value (Note 2)

Spain — 1.8%
Aedas Homes SAU†*	43,441	$1,609,039
Merlin Properties Socimi SA	350,677	4,840,041

		6,449,080

Sweden — 1.0%
Castellum AB	225,838	3,628,150

Switzerland — 0.9%
PSP Swiss Property AG	34,236	3,132,965

United Kingdom — 5.3%
Big Yellow Group PLC	314,590	3,889,610
British Land Co. PLC	334,104	3,006,141
Derwent London PLC	100,675	4,027,507
Tritax Big Box REIT PLC	1,907,857	3,802,376
UNITE Group PLC	391,688	4,423,484

		19,149,118

United States — 43.8%
Acadia Realty Trust	21,049	542,012
Alexandria Real Estate Equities, Inc.	13,448	1,679,924
American Campus Communities, Inc.	52,602	2,109,340
American Homes 4 Rent, Class A	59,914	1,193,487
American Tower Corp.	83,317	11,528,573
Apple Hospitality REIT, Inc.	48,246	918,121
AvalonBay Communities, Inc.	39,311	6,507,543
Boston Properties, Inc.	43,343	5,277,877
Corporate Office Properties Trust	40,851	1,139,743
Cousins Properties, Inc.	138,433	1,304,039
Crown Castle International Corp.	89,221	9,292,367
CyrusOne, Inc.	31,374	1,737,492
Digital Realty Trust, Inc.	11,806	1,268,909
EastGroup Properties, Inc.	8,109	756,002
Education Realty Trust, Inc.	48,731	1,780,631
Empire State Realty Trust, Inc., Class A	66,081	1,120,734
Equinix, Inc.	15,455	6,133,317
Equity LifeStyle Properties, Inc.	10,035	912,182
Equity Residential	65,267	4,176,435
Essex Property Trust, Inc.	10,912	2,608,295
Extra Space Storage, Inc.	41,656	4,009,390
Federal Realty Investment Trust	25,915	3,081,034
Forest City Realty Trust, Inc., Class A	38,510	784,449
GGP, Inc.	127,317	2,581,989
HCP, Inc.	43,917	1,052,690
Healthcare Realty Trust, Inc.	109,647	2,986,784
Host Hotels & Resorts, Inc.	78,683	1,701,913
Hudson Pacific Properties, Inc.	91,468	3,237,967
Invitation Homes, Inc.#	57,749	1,271,056
Kilroy Realty Corp.	32,637	2,485,308
Lamar Advertising Co., Class A	19,159	1,326,186
Liberty Property Trust	42,295	1,869,862
Macerich Co.#	39,654	2,205,952
Mid-America Apartment Communities, Inc.	22,855	2,138,314
National Health Investors, Inc.#	20,814	1,536,489
National Retail Properties, Inc.	40,559	1,680,359
Park Hotels & Resorts, Inc.#	100,195	3,228,283
Pebblebrook Hotel Trust#	58,233	2,377,071
PotlatchDeltic Corp.	33,467	1,690,084
Prologis, Inc.	130,680	8,409,258
Public Storage	33,859	7,172,691
QTS Realty Trust, Inc., Class A#	36,539	1,378,616
Rayonier, Inc.	64,966	2,525,228
Realty Income Corp.#	36,843	1,963,732
Regency Centers Corp.	28,188	1,637,159
Retail Opportunity Investments Corp.#	135,232	2,450,404
SBA Communications Corp.†	10,328	1,632,547

63

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Simon Property Group, Inc.	46,277	$7,414,501
SL Green Realty Corp.#	25,078	2,445,607
Sun Communities, Inc.	16,280	1,573,950
Sunstone Hotel Investors, Inc.#	133,565	2,322,695
Terreno Realty Corp.#	31,169	1,187,851
Ventas, Inc.	53,960	2,949,454
Vornado Realty Trust	11,098	773,642
Washington Real Estate Investment Trust	84,274	2,416,978
Welltower, Inc.	50,871	2,932,713
Weyerhaeuser Co.	129,113	4,819,788

		159,239,017

Total Long-Term Investment Securities
(cost $338,079,798)		358,116,918

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.42%(3)	4,656,899	4,656,899
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(3)(5)	110,500	110,500

		4,767,399

Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/2018	2,717,000	2,717,000

Total Short-Term Investment Securities
(cost $7,484,399)		7,484,399

TOTAL INVESTMENTS —
(cost $345,564,197)(4)	100.7%	365,601,317
Liabilities in excess of other assets	(0.7)	(2,378,228)

NET ASSETS —	100.0%	$363,223,089

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $4,737,861 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $108 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of May 31, 2018.
(4)	See Note 5 for cost of investments on a tax basis.
(5)

At May 31, 2018, the Fund had loaned securities with a total value of $14,081,864. This was secured by collateral of $110,500 which was received in cash and subsequently invested in short-term investments currently valued at $110,500 as reported in the Portfolio of Investments. Additional collateral of $14,325,417 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$4,093,012
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	1,657,390
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	1,089,776
United States Treasury Bills	0.00%	06/21/2018 to 11/08/2018	151,836
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	7,333,403

OTC—Over the Counter

SGX—Singapore Exchange

Euronext Paris—Euronext Stock Exchange, Paris

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$22,043,683	$—		$108	$22,043,791
Other Countries	148,914,066	187,159,061	**	—	336,073,127
Short-Term Investment Companies:
Registered Investment Companies	4,767,399	—		—	4,767,399
Time Deposits	—	2,717,000		—	2,717,000

Total Investments at Value	$175,725,148	$189,876,061		$108	$365,601,317

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $132,195,680 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

64

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	3.5%
Banks — Commercial	3.2
Applications Software	3.0
Electronic Components — Semiconductors	2.7
Insurance — Property/Casualty	2.6
Repurchase Agreements	2.6
Insurance — Life/Health	2.6
Oil Companies — Exploration & Production	2.5
Insurance — Multi-line	2.3
Medical — Drugs	2.3
Medical — Biomedical/Gene	2.2
Cosmetics & Toiletries	2.0
Finance — Credit Card	1.9
Web Portals/ISP	1.9
Transport — Rail	1.8
Commercial Services — Finance	1.5
Investment Management/Advisor Services	1.5
Beverages — Non-alcoholic	1.4
Telephone — Integrated	1.3
Banks — Super Regional	1.3
Computer Services	1.3
Finance — Other Services	1.1
Medical Products	1.1
Chemicals — Diversified	1.1
Enterprise Software/Service	1.0
Multimedia	1.0
Commercial Services	1.0
U.S. Government Treasuries	1.0
Auto/Truck Parts & Equipment — Original	1.0
Electronic Components — Misc.	1.0
Chemicals — Specialty	1.0
Semiconductor Equipment	0.9
Transport — Services	0.9
Data Processing/Management	0.9
Diversified Manufacturing Operations	0.9
Cable/Satellite TV	0.8
Food — Misc./Diversified	0.8
Gas — Distribution	0.8
Networking Products	0.8
Diagnostic Equipment	0.8
Pipelines	0.8
Insurance — Reinsurance	0.7
Electric — Integrated	0.7
Real Estate Management/Services	0.7
Consumer Products — Misc.	0.7
Machinery — Electrical	0.7
Hotels/Motels	0.7
Distribution/Wholesale	0.6
Industrial Automated/Robotic	0.6
Semiconductor Components — Integrated Circuits	0.6
Electric Products — Misc.	0.6
Building & Construction Products — Misc.	0.6
Machinery — General Industrial	0.6
Real Estate Operations & Development	0.6
Oil Companies — Integrated	0.5
Finance — Investment Banker/Broker	0.5
E-Commerce/Services	0.5
Computer Aided Design	0.5
Diversified Banking Institutions	0.5
Import/Export	0.5
Investment Companies	0.5
Machinery — Farming	0.5
Oil Refining & Marketing	0.5
Internet Content — Entertainment	0.5
Diversified Operations	0.5
Auto — Cars/Light Trucks	0.4
Retail — Restaurants	0.4
Electronic Forms	0.4
Oil — Field Services	0.4

Food — Retail	0.4%
Machinery — Construction & Mining	0.4
Entertainment Software	0.4
Advertising Agencies	0.4
Medical Labs & Testing Services	0.4
Private Equity	0.4
Paper & Related Products	0.4
Consulting Services	0.4
Retail — Apparel/Shoe	0.3
Insurance Brokers	0.3
Steel — Producers	0.3
Airport Development/Maintenance	0.3
Electronic Measurement Instruments	0.3
Industrial Gases	0.3
Retail — Major Department Stores	0.3
Medical Instruments	0.3
Telecom Services	0.3
Computers — Memory Devices	0.3
Building — Residential/Commercial	0.3
Water	0.3
Electric — Distribution	0.3
Retail — Discount	0.3
Computer Software	0.3
Cellular Telecom	0.2
Toys	0.2
Food — Dairy Products	0.2
Retail — Building Products	0.2
Public Thoroughfares	0.2
Food — Catering	0.2
Banks — Fiduciary	0.2
Wireless Equipment	0.2
Resorts/Theme Parks	0.2
Audio/Video Products	0.2
Television	0.2
Medical — HMO	0.2
Retail — Jewelry	0.2
Soap & Cleaning Preparation	0.2
Internet Security	0.2
Rubber — Tires	0.2
Computers	0.2
Rental Auto/Equipment	0.2
Building Products — Cement	0.2
Tools — Hand Held	0.2
Retail — Auto Parts	0.2
Metal — Copper	0.2
Medical — Hospitals	0.2
Building Products — Air & Heating	0.2
Non-Hazardous Waste Disposal	0.2
Web Hosting/Design	0.2
Broadcast Services/Program	0.2
Containers — Paper/Plastic	0.2
Retail — Drug Store	0.2
Dental Supplies & Equipment	0.2
Telecommunication Equipment	0.2
Gold Mining	0.2
Publishing — Periodicals	0.2
Electric — Transmission	0.2
Metal — Diversified	0.2
Machine Tools & Related Products	0.2
Optical Supplies	0.1
E-Commerce/Products	0.1
Office Automation & Equipment	0.1
Electronic Security Devices	0.1
Agricultural Chemicals	0.1
Medical Information Systems	0.1
Food — Meat Products	0.1
Registered Investment Companies	0.1
Oil Field Machinery & Equipment	0.1
Savings & Loans/Thrifts	0.1

65

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Transactional Software	0.1%
Office Supplies & Forms	0.1
Auto — Heavy Duty Trucks	0.1
Apparel Manufacturers	0.1
Coatings/Paint	0.1
Transport — Truck	0.1
Machinery — Pumps	0.1
Finance — Consumer Loans	0.1
Human Resources	0.1
Power Converter/Supply Equipment	0.1
Photo Equipment & Supplies	0.1
Decision Support Software	0.1
Dialysis Centers	0.1
E-Services/Consulting	0.1
Retail — Perfume & Cosmetics	0.1
Finance — Mortgage Loan/Banker	0.1
Metal Processors & Fabrication	0.1
Finance — Leasing Companies	0.1
Computers — Integrated Systems	0.1
Retail — Catalog Shopping	0.1
Security Services	0.1
Silver Mining	0.1
Respiratory Products	0.1
Travel Services	0.1
Electronic Connectors	0.1
Aerospace/Defense	0.1
Radio	0.1
Retail — Consumer Electronics	0.1
Retail — Automobile	0.1
Publishing — Books	0.1
Instruments — Scientific	0.1
Gas — Transportation	0.1
Steel Pipe & Tube	0.1
Retail — Home Furnishings	0.1
Chemicals — Plastics	0.1
Retail — Misc./Diversified	0.1
Containers — Metal/Glass	0.1
Airlines	0.1
Water Treatment Systems	0.1
Computer Data Security	0.1
Building Products — Wood	0.1
Electric — Generation	0.1

99.7%

Country Allocation*

United States	56.5%
Japan	10.1
United Kingdom	4.9
Canada	3.4
France	3.1
Switzerland	2.7
Germany	2.5
Netherlands	2.1
Australia	2.1
Hong Kong	1.5
Spain	1.3
Bermuda	1.2
Ireland	1.1
Sweden	1.1
Denmark	0.9
Singapore	0.7
Finland	0.7
Italy	0.6
Jersey	0.6
Belgium	0.6
Norway	0.4
Curacao	0.3
Cayman Islands	0.2
Portugal	0.2
Austria	0.2
Israel	0.2
Luxembourg	0.2
New Zealand	0.1
SupraNational	0.1
Papua New Guinea	0.1

99.7%

*	Calculated as a percentage of net assets

66

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.0%
Australia — 2.1%
Amcor, Ltd.	22,626	$240,193
APA Group	49,311	323,317
ASX, Ltd.	15,070	688,971
BGP Holdings PLC†(1)(2)	60,919	14
Computershare, Ltd.	26,169	342,223
CSL, Ltd.	7,914	1,108,452
Dexus	63,132	471,250
Fortescue Metals Group, Ltd.	41,195	145,640
Goodman Group	33,750	238,047
GPT Group	103,827	394,150
Insurance Australia Group, Ltd.	93,362	572,412
Macquarie Group, Ltd.	1,658	142,848
OneMarket, Ltd.†	1,779	2,058
Origin Energy, Ltd.†	22,646	163,608
QBE Insurance Group, Ltd.	23,435	167,589
Ramsay Health Care, Ltd.	6,273	290,146
Santos, Ltd.†	125,876	555,657
Scentre Group	70,481	222,298
Sonic Healthcare, Ltd.	11,410	202,975
South32, Ltd.	83,118	232,822
Stockland	80,658	252,562
Sydney Airport	38,727	212,612
Transurban Group	93,111	834,220
Vicinity Centres	94,165	189,822
Wesfarmers, Ltd.	11,407	391,957
Woodside Petroleum, Ltd.	15,244	372,491
Woolworths Group, Ltd.	11,583	248,748

		9,007,082

Austria — 0.2%
Erste Group Bank AG	7,963	329,698
OMV AG	6,429	366,386
voestalpine AG	5,591	298,320

		994,404

Belgium — 0.6%
Ageas	5,216	264,262
Groupe Bruxelles Lambert SA	5,139	544,160
KBC Group NV	3,665	283,666
Proximus SADP	11,201	299,598
UCB SA	8,212	646,640
Umicore SA	7,391	416,801

		2,455,127

Bermuda — 1.2%
Arch Capital Group, Ltd.†	5,140	403,233
Axalta Coating Systems, Ltd.†	5,302	164,945
Axis Capital Holdings, Ltd.	3,374	191,812
Everest Re Group, Ltd.	2,701	608,508
Hongkong Land Holdings, Ltd.	29,900	216,799
IHS Markit, Ltd.†	8,195	403,850
Invesco, Ltd.	12,366	337,839
Jardine Matheson Holdings, Ltd.	4,000	249,594
Jardine Strategic Holdings, Ltd.	6,000	213,928
Li & Fung, Ltd.	380,000	147,536
NWS Holdings, Ltd.	120,000	222,718
RenaissanceRe Holdings, Ltd.	5,045	619,375
Shangri-La Asia, Ltd.	344,000	684,521
XL Group, Ltd.	10,099	561,302

		5,025,960

Canada — 3.4%
Agnico Eagle Mines, Ltd.	5,318	238,666
Alimentation Couche-Tard, Inc., Class B	4,191	174,997
AltaGas, Ltd.	7,389	145,033

Security Description	Shares	Value (Note 2)

Canada (continued)
ARC Resources, Ltd.	19,368	$199,565
Bank of Montreal	7,598	588,573
BCE, Inc.	9,210	383,643
Brookfield Asset Management, Inc., Class A	14,200	566,313
Cameco Corp.	16,563	171,302
Canadian Imperial Bank of Commerce	2,567	224,113
Canadian National Railway Co.	7,893	658,967
Canadian Tire Corp., Ltd., Class A	2,465	313,838
CGI Group, Inc., Class A†	5,081	312,360
CI Financial Corp.	13,200	255,937
Crescent Point Energy Corp.	28,760	231,571
Encana Corp.	32,765	416,954
Fairfax Financial Holdings, Ltd.	849	476,700
First Capital Realty, Inc.	29,984	486,090
First Quantum Minerals, Ltd.	13,768	216,087
Fortis, Inc.	8,562	273,580
Franco-Nevada Corp.	2,469	174,102
Great-West Lifeco, Inc.	22,215	563,856
IGM Financial, Inc.	10,180	300,862
Industrial Alliance Insurance & Financial Services, Inc.	5,774	236,019
Intact Financial Corp.	8,048	608,597
Keyera Corp.	8,694	243,735
Manulife Financial Corp.	31,548	595,144
National Bank of Canada	5,260	251,600
Onex Corp.	3,661	262,787
Open Text Corp.	6,092	212,511
Pembina Pipeline Corp.	10,586	368,216
Power Corp. of Canada	15,066	351,029
Power Financial Corp.	11,025	274,732
RioCan Real Estate Investment Trust	7,948	144,359
Rogers Communications, Inc., Class B	5,695	267,269
Saputo, Inc.	6,025	209,383
Seven Generations Energy, Ltd., Class A†	3,485	45,101
Shaw Communications, Inc., Class B	29,396	591,729
Shopify, Inc., Class A†	480	71,200
Sun Life Financial, Inc.	8,746	361,482
Suncor Energy, Inc.	12,839	511,342
Thomson Reuters Corp.	14,735	572,876
Tourmaline Oil Corp.	6,974	139,093
Turquoise Hill Resources, Ltd.†	54,175	152,506
Vermilion Energy, Inc.	5,604	196,438
Waste Connections, Inc.	3,708	285,071
Wheaton Precious Metals Corp.	7,836	171,273

		14,496,601

Cayman Islands — 0.2%
ASM Pacific Technology, Ltd.	24,900	325,265
CK Asset Holdings, Ltd.	30,808	256,901
Minth Group, Ltd.	22,000	100,900
WH Group, Ltd.*	232,000	237,711
Wharf Real Estate Investment Co., Ltd.	18,000	138,715

		1,059,492

Curacao — 0.3%
Schlumberger, Ltd.	19,117	1,312,764

Denmark — 0.9%
Chr. Hansen Holding A/S	3,663	352,185
DSV A/S	6,741	560,057
Genmab A/S†	1,023	154,128
Novo Nordisk A/S, Class B	24,237	1,152,730
Novozymes A/S, Class B	7,595	386,830
Pandora A/S	1,457	114,764
TDC A/S†	41,179	324,552
Tryg A/S	10,121	233,071
Vestas Wind Systems A/S	2,688	176,400

67

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
William Demant Holding A/S†	9,330	$339,460

		3,794,177

Finland — 0.7%
Elisa Oyj	8,794	393,250
Kone Oyj, Class B	3,953	195,971
Metso Oyj	7,856	272,060
Nokia Oyj	74,983	432,201
Nokian Renkaat Oyj	5,042	195,389
Orion Oyj, Class B	5,436	160,727
Sampo Oyj, Class A	11,249	552,451
Stora Enso Oyj, Class R	13,189	270,406
UPM-Kymmene Oyj	10,130	372,011

		2,844,466

France — 3.1%
Accor SA	4,597	252,763
Aeroports de Paris	2,815	587,329
Air Liquide SA	4,601	565,735
Arkema SA	2,361	289,362
Atos SE	2,660	363,428
AXA SA	24,468	612,756
Bureau Veritas SA	12,706	314,610
Capgemini SE	2,743	363,520
Casino Guichard Perrachon SA	3,259	141,483
Cie de Saint-Gobain	5,254	264,870
CNP Assurances	12,364	289,008
Credit Agricole SA	21,290	293,539
Danone SA	8,969	684,352
Dassault Systemes SE	5,876	825,423
Essilor International SA	5,692	777,924
Eutelsat Communications SA	9,358	180,466
Fonciere Des Regions	2,037	213,105
Gecina SA	2,109	364,424
ICADE	2,531	234,980
Iliad SA	890	151,448
Imerys SA	2,842	243,876
Klepierre SA	8,921	349,186
L’Oreal SA	5,556	1,335,524
Lagardere SCA	9,463	256,013
Legrand SA	5,384	405,564
Orange SA	14,471	248,733
Schneider Electric SE	4,708	408,758
SCOR SE	8,324	308,166
Societe BIC SA	1,493	145,530
Sodexo SA	5,101	496,166
Unibail-Rodamco SE	1,363	307,396
Veolia Environnement SA	10,211	232,874
Vivendi SA	16,981	427,236
Wendel SA	1,751	230,965

		13,166,512

Germany — 2.5%
Allianz SE	5,828	1,202,504
Beiersdorf AG	7,692	883,516
Brenntag AG	5,411	312,294
Commerzbank AG†	9,190	94,004
Continental AG	1,377	349,487
Covestro AG*	976	89,011
Deutsche Wohnen SE	5,229	245,363
Fraport AG Frankfurt Airport Services Worldwide	3,354	313,964
Fresenius SE & Co. KGaA	4,930	379,133
FUCHS PETROLUB SE (Preference Shares)	5,308	278,433
Hannover Rueck SE	2,979	376,270
Henkel AG & Co. KGaA	1,677	189,099

Security Description	Shares	Value (Note 2)

Germany (continued)
Henkel AG & Co. KGaA (Preference Shares)	3,268	$403,614
Infineon Technologies AG	13,282	364,993
LANXESS AG	4,176	330,699
Merck KGaA	5,817	594,137
Muenchener Rueckversicherungs-Gesellschaft AG	3,369	694,516
SAP SE	14,724	1,658,749
Siemens AG	4,524	590,069
Symrise AG	4,994	405,801
Telefonica Deutschland Holding AG	42,775	180,852
TUI AG	12,628	292,767
Vonovia SE	9,834	464,205

		10,693,480

Hong Kong — 1.5%
AIA Group, Ltd.	174,800	1,595,041
Bank of East Asia, Ltd.	76,000	314,946
BOC Hong Kong Holdings, Ltd.	61,000	305,276
Hang Lung Properties, Ltd.	92,000	208,495
Hang Seng Bank, Ltd.	17,700	442,314
Henderson Land Development Co., Ltd.	37,607	247,075
Hong Kong & China Gas Co., Ltd.	407,479	880,403
Hong Kong Exchanges & Clearing, Ltd.	15,800	507,756
Link REIT	62,500	552,433
PCCW, Ltd.	360,000	211,933
Power Assets Holdings, Ltd.	20,000	138,823
Sun Hung Kai Properties, Ltd.	15,000	241,699
Swire Pacific, Ltd., Class A	16,500	169,971
Swire Properties, Ltd.	113,600	444,890
Techtronic Industries Co., Ltd.	43,500	260,256

		6,521,311

Ireland — 1.1%
Accenture PLC, Class A	8,675	1,351,045
Alkermes PLC†#	4,103	193,662
CRH PLC	8,730	322,545
DCC PLC	4,121	395,346
Jazz Pharmaceuticals PLC†	1,834	309,946
Johnson Controls International PLC	14,883	499,473
Kerry Group PLC, Class A	6,361	672,131
Pentair PLC	4,813	210,039
Perrigo Co. PLC	2,305	168,634
Seagate Technology PLC	1,507	84,919
Willis Towers Watson PLC	3,025	457,229

		4,664,969

Israel — 0.2%
Check Point Software Technologies, Ltd.†	2,287	222,662
NICE, Ltd.†	4,159	439,418
Teva Pharmaceutical Industries, Ltd. ADR	8,828	189,802

		851,882

Italy — 0.6%
Assicurazioni Generali SpA	34,830	592,751
Atlantia SpA	7,576	219,311
Intesa Sanpaolo SpA	146,572	434,884
Luxottica Group SpA	3,520	219,038
Recordati SpA	8,189	303,653
Snam SpA	61,634	252,524
Terna Rete Elettrica Nazionale SpA	60,973	322,715
UniCredit SpA	19,456	325,072

		2,669,948

Japan — 10.1%
Aeon Co., Ltd.	14,600	288,539
AEON Financial Service Co., Ltd.	8,700	202,373
Aisin Seiki Co., Ltd.	8,300	416,400

68

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Ajinomoto Co., Inc.	11,000	$209,785
Amada Holdings Co., Ltd.	18,000	194,900
Aozora Bank, Ltd.	5,200	205,402
Astellas Pharma, Inc.	32,800	500,596
Bridgestone Corp.	7,800	311,698
Canon, Inc.	17,600	600,270
Central Japan Railway Co.	1,900	392,273
Chiba Bank, Ltd.	27,000	207,121
Chubu Electric Power Co., Inc.	12,500	193,345
Chugai Pharmaceutical Co., Ltd.	5,000	281,552
Concordia Financial Group, Ltd.	45,800	256,984
Dai Nippon Printing Co., Ltd.	8,000	171,170
Dai-ichi Life Holdings, Inc.	16,600	308,297
Daiichi Sankyo Co., Ltd.	15,200	486,961
Daikin Industries, Ltd.	2,200	253,198
Daito Trust Construction Co., Ltd.	200	32,585
Daiwa House Industry Co., Ltd.	9,500	343,282
Denso Corp.	13,700	664,054
Dentsu, Inc.	3,800	181,027
Disco Corp.	1,700	319,015
East Japan Railway Co.	5,600	552,428
Eisai Co., Ltd.	3,900	281,373
FANUC Corp.	2,800	595,690
Fuji Electric Co., Ltd.	45,000	319,430
FUJIFILM Holdings Corp.	4,600	176,087
Hankyu Hanshin Holdings, Inc.	4,800	197,485
Hisamitsu Pharmaceutical Co., Inc.	3,000	248,853
Hitachi Chemical Co., Ltd.	9,900	212,515
Hitachi Metals, Ltd.	17,700	194,211
Hitachi, Ltd.	44,000	320,558
Hoya Corp.	12,800	756,948
Idemitsu Kosan Co., Ltd.	7,100	237,214
Inpex Corp.	24,600	272,797
Isuzu Motors, Ltd.	15,000	200,254
JFE Holdings, Inc.	14,000	288,572
JTEKT Corp.	16,100	233,474
JXTG Holdings, Inc.	91,800	589,899
Kajima Corp.	1,000	8,131
Kao Corp.	10,000	773,440
KDDI Corp.	23,700	639,794
Keikyu Corp.	13,000	218,592
Keio Corp.	6,200	287,370
Keyence Corp.	1,400	855,801
Kintetsu Group Holdings Co., Ltd.	4,200	175,501
Komatsu, Ltd.	10,600	346,753
Kubota Corp.	25,000	419,131
Kurita Water Industries, Ltd.	7,900	226,346
Kyocera Corp.	5,600	332,218
Kyowa Hakko Kirin Co., Ltd.	10,000	203,399
LIXIL Group Corp.	10,600	233,725
Mabuchi Motor Co., Ltd.	4,500	207,988
Marubeni Corp.	51,300	398,506
Mazda Motor Corp.	15,000	188,327
MEIJI Holdings Co., Ltd.	1,700	144,576
Mitsubishi Chemical Holdings Corp.	39,800	366,883
Mitsubishi Corp.	16,100	446,805
Mitsubishi Electric Corp.	29,000	410,022
Mitsubishi Estate Co., Ltd.	10,000	181,037
Mitsui & Co., Ltd.	29,600	519,670
Mitsui Fudosan Co., Ltd.	12,000	300,200
MS&AD Insurance Group Holdings, Inc.	8,100	257,156
Murata Manufacturing Co., Ltd.	1,600	237,063
Nagoya Railroad Co., Ltd.	6,200	158,953
NGK Insulators, Ltd.	10,000	181,827
NGK Spark Plug Co., Ltd.	14,200	387,169

Security Description	Shares	Value (Note 2)

Japan (continued)
Nidec Corp.	3,800	$586,537
Nikon Corp.	13,400	216,651
Nintendo Co., Ltd.	1,200	493,996
Nippon Steel & Sumitomo Metal Corp.	12,600	263,338
Nippon Telegraph & Telephone Corp.	13,700	641,539
Nitori Holdings Co., Ltd.	1,400	240,096
NOK Corp.	10,500	196,127
NSK, Ltd.	29,500	333,825
NTT Data Corp.	18,500	206,284
NTT DOCOMO, Inc.	24,700	638,498
Omron Corp.	5,600	292,721
Ono Pharmaceutical Co., Ltd.	5,900	145,890
Oracle Corp. Japan†	1,100	83,453
Oriental Land Co., Ltd.	4,100	418,428
ORIX Corp.	19,200	320,936
Osaka Gas Co., Ltd.	9,200	200,346
Otsuka Holdings Co., Ltd.	6,100	302,130
Panasonic Corp.	27,800	378,713
Rakuten, Inc.	17,000	113,928
Renesas Electronics Corp.†	15,100	149,262
Resona Holdings, Inc.	74,600	414,503
Ryohin Keikaku Co., Ltd.	700	237,237
Santen Pharmaceutical Co., Ltd.	16,600	287,560
Secom Co., Ltd.	4,000	297,551
Sekisui House, Ltd.	11,400	202,807
Shimadzu Corp.	13,000	356,770
Shimano, Inc.	1,200	169,314
Shin-Etsu Chemical Co., Ltd.	6,700	665,632
Shionogi & Co., Ltd.	4,000	209,301
Shiseido Co., Ltd.	4,700	370,735
Shizuoka Bank, Ltd.	18,000	173,101
SMC Corp.	700	264,996
SoftBank Group Corp.	12,800	908,514
Sony Corp.	12,900	608,245
SUMCO Corp.	5,500	132,542
Sumitomo Chemical Co., Ltd.	43,000	259,202
Sumitomo Corp.	34,800	582,394
Sumitomo Dainippon Pharma Co., Ltd.	10,300	213,431
Sumitomo Mitsui Financial Group, Inc.	14,200	586,466
Sumitomo Mitsui Trust Holdings, Inc.	5,800	241,282
Suntory Beverage & Food, Ltd.	4,900	216,951
Sysmex Corp.	2,700	242,072
TDK Corp.	3,300	295,723
Terumo Corp.	5,100	301,142
Tobu Railway Co., Ltd.	8,000	247,275
Tohoku Electric Power Co., Inc.	14,100	179,674
Tokio Marine Holdings, Inc.	10,400	499,038
Tokyo Electron, Ltd.	2,600	483,757
Tokyo Gas Co., Ltd.	9,200	250,169
Tokyu Corp.	13,500	239,503
Toppan Printing Co., Ltd.	20,000	162,671
Toray Industries, Inc.	28,000	228,463
TOTO, Ltd.	5,500	286,224
Toyoda Gosei Co., Ltd.	13,600	357,137
Toyota Industries Corp.	7,200	419,170
Toyota Motor Corp.	18,700	1,183,624
Toyota Tsusho Corp.	8,500	292,397
Trend Micro, Inc.	9,900	558,377
Unicharm Corp.	8,500	263,424
West Japan Railway Co.	4,500	323,045
Yahoo Japan Corp.	40,100	145,486
Yakult Honsha Co., Ltd.	3,400	223,200
Yamaguchi Financial Group, Inc.	19,000	228,613
Yamazaki Baking Co., Ltd.	9,000	194,634
Yaskawa Electric Corp.	4,000	160,648

		43,191,696

69

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Jersey — 0.6%
Aptiv PLC	3,496	$340,860
Experian PLC	8,984	219,988
Ferguson PLC	4,223	327,290
Randgold Resources, Ltd.	3,036	241,207
Shire PLC	16,732	914,986
WPP PLC	28,561	468,125

		2,512,456

Luxembourg — 0.2%
RTL Group SA	4,902	369,703
SES SA FDR	7,843	135,479
Tenaris SA	13,542	243,278

		748,460

Netherlands — 2.1%
Aegon NV	70,452	437,544
AerCap Holdings NV†	3,448	190,709
Akzo Nobel NV	3,724	326,367
Altice NV, Class A†	1,533	5,415
ASML Holding NV	3,981	776,698
Boskalis Westminster NV	5,238	144,560
CNH Industrial NV	27,566	321,624
EXOR NV	4,981	366,842
Ferrari NV	1,458	191,848
ING Groep NV	48,736	708,243
Koninklijke Ahold Delhaize NV	21,039	483,940
Koninklijke DSM NV	3,564	354,028
Koninklijke KPN NV	50,803	138,008
Koninklijke Philips NV	22,996	938,927
Koninklijke Vopak NV	4,605	225,613
LyondellBasell Industries NV, Class A	6,634	743,804
NN Group NV	13,556	581,579
NXP Semiconductors NV†	2,921	332,994
QIAGEN NV†	4,979	180,614
RELX NV	25,248	552,402
STMicroelectronics NV	18,008	428,685
Wolters Kluwer NV	11,114	625,446

		9,055,890

New Zealand — 0.1%
Auckland International Airport, Ltd.	22,556	103,977
Fletcher Building, Ltd.	37,047	170,838
Spark New Zealand, Ltd.	95,487	244,097

		518,912

Norway — 0.4%
Gjensidige Forsikring ASA	23,102	356,961
Marine Harvest ASA	10,328	206,700
Orkla ASA	35,200	317,763
Equinor ASA†	7,937	208,365
Telenor ASA	11,202	230,708
Yara International ASA	8,507	351,133

		1,671,630

Papua New Guinea — 0.1%
Oil Search, Ltd.	36,637	228,429

Portugal — 0.2%
Banco Espirito Santo SA†(1)(2)	126,030	0
EDP — Energias de Portugal SA	93,029	363,962
Galp Energia SGPS SA	33,940	631,585

		995,547

Singapore — 0.7%
CapitaLand, Ltd.	80,000	206,037
City Developments, Ltd.	29,500	246,070

Security Description	Shares	Value (Note 2)

Singapore (continued)
ComfortDelGro Corp., Ltd.	159,000	$291,502
DBS Group Holdings, Ltd.	27,000	569,518
Jardine Cycle & Carriage, Ltd.	9,200	235,342
Oversea-Chinese Banking Corp., Ltd.	106,000	987,698
StarHub, Ltd.	112,000	161,390
United Overseas Bank, Ltd.	27,000	565,156

		3,262,713

Spain — 1.3%
Aena SME SA*	1,353	259,896
Amadeus IT Group SA	6,764	536,037
Banco Bilbao Vizcaya Argentaria SA	92,461	631,213
Banco de Sabadell SA	138,750	232,794
Banco Santander SA	182,417	978,672
Bankia SA	5,878	22,416
Bankinter SA	27,525	266,572
CaixaBank SA	80,880	343,830
Enagas SA	7,953	212,858
Grifols SA	10,560	310,233
Red Electrica Corp. SA	13,704	267,660
Repsol SA	47,733	908,003
Telefonica SA	60,355	532,701

		5,502,885

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.*	191,000	185,032
HKT Trust & HKT, Ltd.	123,000	155,193
Unibail-Rodamco SE & WFD Unibail-Rodamco NV CDI†	13,123	145,982

		486,207

Sweden — 1.1%
Assa Abloy AB, Class B	30,513	656,452
Atlas Copco AB, Class A†	11,320	10,267
Atlas Copco AB, Class A	11,320	448,025
Atlas Copco AB, Class B†	7,859	7,122
Atlas Copco AB, Class B	7,859	284,580
Boliden AB	9,577	337,795
Boliden AB†	9,577	6,224
Essity AB, Class B	6,725	170,509
Getinge AB, Class B	9,028	87,551
Hennes & Mauritz AB, Class B	7,515	113,290
Hexagon AB, Class B	5,022	283,096
Industrivarden AB, Class C	11,313	237,773
Investor AB, Class B	16,914	701,808
Nordea Bank AB	21,352	205,464
Sandvik AB	14,312	248,318
Skandinaviska Enskilda Banken AB, Class A	20,839	187,862
Svenska Handelsbanken AB, Class A	38,558	422,646
Telefonaktiebolaget LM Ericsson, Class B	32,965	238,783

		4,647,565

Switzerland — 2.7%
ABB, Ltd.	28,594	649,925
Baloise Holding AG	1,739	254,622
Chubb, Ltd.	13,729	1,794,243
Coca-Cola HBC AG	11,386	389,067
EMS-Chemie Holding AG	379	237,570
Garmin, Ltd.#	4,306	258,748
Geberit AG	1,734	747,640
Givaudan SA	203	451,315
Kuehne & Nagel International AG	1,294	194,568
Pargesa Holding SA	6,739	590,316
Partners Group Holding AG	508	366,132
Schindler Holding AG	1,585	325,201
Schindler Holding AG(Participation Certificate)	1,303	275,844

70

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland (continued)
SGS SA	169	$437,960
Sika AG	52	414,003
Sonova Holding AG	3,591	626,723
Swatch Group AG	670	325,105
Swiss Life Holding AG	909	309,918
Swiss Prime Site AG	12,310	1,147,946
Swiss Re AG	4,613	399,292
Swisscom AG	1,889	841,345
Vifor Pharma AG	1,560	242,701
Zurich Insurance Group AG	1,749	519,455

		11,799,639

United Kingdom — 4.9%
3i Group PLC	53,962	683,863
Admiral Group PLC	14,174	362,861
Antofagasta PLC	29,780	416,455
Aon PLC	3,253	454,997
Ashtead Group PLC	12,566	387,763
Auto Trader Group PLC*	37,662	176,558
Aviva PLC	77,931	529,284
British Land Co. PLC	35,934	323,320
BT Group PLC	174,256	474,688
Bunzl PLC	33,711	1,026,358
Burberry Group PLC	11,844	325,801
Capita PLC	35,704	64,135
Compass Group PLC	25,390	546,001
Croda International PLC	4,382	271,635
Direct Line Insurance Group PLC	85,325	405,198
Fresnillo PLC	16,790	296,575
GKN PLC	50,050	319,257
Hammerson PLC	52,725	382,777
Hargreaves Lansdown PLC	10,788	272,860
InterContinental Hotels Group PLC	7,447	476,687
Intertek Group PLC	10,773	782,965
Investec PLC	31,544	233,050
ITV PLC	74,244	160,162
Johnson Matthey PLC	5,956	278,226
Kingfisher PLC	40,468	163,953
Land Securities Group PLC	19,687	242,851
Legal & General Group PLC	161,043	577,750
Liberty Global PLC, Class A†	6,033	172,001
Liberty Global PLC, Class C†	7,042	194,923
London Stock Exchange Group PLC	7,068	420,750
Marks & Spencer Group PLC	41,696	157,204
Mediclinic International PLC	12,171	98,897
Merlin Entertainments PLC*	36,892	179,914
Mondi PLC	10,072	279,773
National Grid PLC	70,378	777,980
Next PLC	6,024	464,548
Nielsen Holdings PLC	6,062	182,891
Old Mutual PLC	98,150	312,973
Pearson PLC	26,239	314,551
Persimmon PLC	2,734	102,946
Provident Financial PLC†	5,712	48,726
RELX PLC	32,929	723,517
Royal Mail PLC	26,021	176,078
RSA Insurance Group PLC	57,944	502,143
Sage Group PLC	44,535	391,321
Schroders PLC	9,585	411,713
Segro PLC	54,440	473,826
Sky PLC	21,446	384,024
Smith & Nephew PLC	25,446	463,013
Smiths Group PLC	18,020	421,843
SSE PLC	33,488	608,813
St James’s Place PLC	33,593	532,461

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
TechnipFMC PLC	8,742	$272,313
Travis Perkins PLC	8,814	157,679
United Utilities Group PLC	43,128	444,878
Weir Group PLC	9,425	274,619
Whitbread PLC	4,680	262,263

		20,844,611

United States — 52.8%
A.O. Smith Corp.	4,170	263,002
Abbott Laboratories	11,386	700,581
AbbVie, Inc.	20,175	1,996,114
Activision Blizzard, Inc.	9,737	690,451
Acuity Brands, Inc.#	725	85,731
Adobe Systems, Inc.†	7,642	1,904,998
Advance Auto Parts, Inc.	1,590	204,506
Advanced Micro Devices, Inc.†#	6,209	85,250
Affiliated Managers Group, Inc.	2,068	329,350
Aflac, Inc.	19,838	893,900
Agilent Technologies, Inc.	8,640	534,989
AGNC Investment Corp.#	9,173	172,636
Air Products & Chemicals, Inc.	5,168	834,167
Akamai Technologies, Inc.†	3,270	246,493
Albemarle Corp.#	3,348	312,938
Alexion Pharmaceuticals, Inc.†	2,695	312,970
Align Technology, Inc.†	1,208	400,996
Alleghany Corp.	398	227,083
Alliance Data Systems Corp.	920	193,954
Allstate Corp.	13,980	1,306,850
Alnylam Pharmaceuticals, Inc.†	938	93,303
Alphabet, Inc., Class A†	4,082	4,490,200
Alphabet, Inc., Class C†	3,636	3,945,024
American Express Co.	15,233	1,497,404
American Tower Corp.	10,755	1,488,169
American Water Works Co., Inc.	5,568	462,924
Ameriprise Financial, Inc.	4,466	619,122
AMETEK, Inc.	4,930	360,038
Amgen, Inc.	12,489	2,243,274
Amphenol Corp., Class A	3,249	282,436
Anadarko Petroleum Corp.	8,297	579,131
Analog Devices, Inc.	10,056	977,242
Annaly Capital Management, Inc.	16,295	169,957
ANSYS, Inc.†	4,693	764,020
Antero Resources Corp.†#	6,732	128,649
Apache Corp.#	11,520	460,800
Applied Materials, Inc.	11,871	602,809
Arista Networks, Inc.†	684	172,067
Assurant, Inc.	5,876	548,525
Atmos Energy Corp.	4,547	405,638
Autodesk, Inc.†	4,061	524,275
Automatic Data Processing, Inc.	12,257	1,593,655
AvalonBay Communities, Inc.	1,148	190,040
Avery Dennison Corp.	3,669	385,355
Baker Hughes a GE Co., LLC	4,989	172,569
Ball Corp.	6,352	234,706
Bank of New York Mellon Corp.	9,097	498,061
Baxter International, Inc.	9,257	655,766
BB&T Corp.	10,844	569,310
Berkshire Hathaway, Inc., Class B†	17,072	3,269,800
Best Buy Co., Inc.	3,967	270,748
Biogen, Inc.†	2,412	709,032
BioMarin Pharmaceutical, Inc.†#	3,122	282,041
BlackRock, Inc.	2,225	1,188,662
Booking Holdings, Inc.†	616	1,299,095
Boston Properties, Inc.	1,856	226,005
Brixmor Property Group, Inc.	13,251	210,426

71

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Broadcom, Inc.	4,530	$1,141,877
Broadridge Financial Solutions, Inc.	2,802	323,491
C.H. Robinson Worldwide, Inc.	4,142	360,354
CA, Inc.	12,878	460,260
Cabot Oil & Gas Corp.	10,408	237,823
Campbell Soup Co.#	2,840	95,538
Capital One Financial Corp.	8,990	845,060
CarMax, Inc.†#	3,715	256,038
Caterpillar, Inc.	4,114	624,958
CBRE Group, Inc., Class A†	6,735	311,090
CBS Corp., Class B	8,634	434,895
CDW Corp.	4,492	359,585
Celanese Corp., Series A	5,247	592,491
Celgene Corp.†	10,195	802,143
Centene Corp.†	3,324	389,440
CenterPoint Energy, Inc.	9,924	259,314
CenturyLink, Inc.#	23,530	428,717
Cerner Corp.†	10,843	647,110
CF Industries Holdings, Inc.	2,753	113,258
Charles Schwab Corp.	16,947	942,592
Cheniere Energy, Inc.†#	4,155	276,806
Chipotle Mexican Grill, Inc.†	435	187,128
Church & Dwight Co., Inc.	5,892	276,629
Cimarex Energy Co.	2,484	230,813
Cincinnati Financial Corp.	7,048	488,920
Cintas Corp.	2,934	534,721
Cisco Systems, Inc.	67,029	2,862,809
CIT Group, Inc.	5,817	290,443
Citizens Financial Group, Inc.	9,141	373,410
Citrix Systems, Inc.†	3,998	422,269
Clorox Co.	10,593	1,279,952
CME Group, Inc.	5,673	924,132
CMS Energy Corp.	10,564	487,317
Cognex Corp.	4,545	207,752
Cognizant Technology Solutions Corp., Class A	8,995	677,773
Colgate-Palmolive Co.	16,984	1,071,521
Comcast Corp., Class A	72,044	2,246,332
Comerica, Inc.	4,468	421,288
Concho Resources, Inc.†#	2,390	328,171
Continental Resources, Inc.†#	5,768	388,417
Cooper Cos., Inc.	1,050	237,625
Corning, Inc.	14,840	403,203
CoStar Group, Inc.†	923	351,866
Crown Castle International Corp.	8,215	855,592
CSX Corp.	17,593	1,137,387
D.R. Horton, Inc.	5,759	243,087
Danaher Corp.	15,390	1,527,919
Deere & Co.	8,676	1,297,149
Dell Technologies, Inc., Class V†	2,600	209,716
DENTSPLY SIRONA, Inc.	5,808	254,448
Devon Energy Corp.	32,561	1,353,561
Diamondback Energy, Inc.	2,143	258,789
Digital Realty Trust, Inc.	2,876	309,112
Discover Financial Services	7,023	518,719
Discovery Communications, Inc., Class A†#	14,639	308,736
Discovery Communications, Inc., Class C†	20,286	401,054
DISH Network Corp., Class A†	5,080	150,114
Dollar Tree, Inc.†	4,673	385,943
Dover Corp.	9,002	695,044
Dr Pepper Snapple Group, Inc.	14,005	1,670,796
DXC Technology Co.	3,569	328,741
E*TRADE Financial Corp.†	7,743	490,519
Eaton Vance Corp.	7,373	396,667
eBay, Inc.†	16,919	638,185
Ecolab, Inc.	6,409	913,987

Security Description	Shares	Value (Note 2)

United States (continued)
Edwards Lifesciences Corp.†	4,134	$567,640
Electronic Arts, Inc.†	4,406	576,789
Emerson Electric Co.	22,504	1,594,183
EOG Resources, Inc.	6,297	741,850
EQT Corp.	4,034	207,912
Equinix, Inc.	1,497	594,084
Equity Residential	4,349	278,292
Estee Lauder Cos., Inc., Class A	5,535	827,150
Eversource Energy	9,632	549,795
Expedia Group, Inc.	2,598	314,436
Expeditors International of Washington, Inc.	11,730	873,650
Extra Space Storage, Inc.	3,906	375,952
Fastenal Co.	8,190	435,954
Federal Realty Investment Trust	3,058	363,566
Fidelity National Information Services, Inc.	8,745	893,914
Fifth Third Bancorp	15,741	481,360
First Republic Bank	3,876	386,050
Fiserv, Inc.†	15,962	1,158,841
FleetCor Technologies, Inc.†	1,246	248,390
Flowserve Corp.#	4,021	166,228
FNF Group	9,250	341,880
Ford Motor Co.	46,034	531,693
Fortive Corp.	7,695	559,350
Franklin Resources, Inc.	7,712	258,892
Gartner, Inc.†	1,876	249,020
General Mills, Inc.	20,561	869,525
Genuine Parts Co.	3,093	280,813
GGP, Inc.	7,155	145,103
Gilead Sciences, Inc.	16,851	1,135,757
Hanesbrands, Inc.#	9,177	167,297
Hasbro, Inc.	5,283	458,300
HCA Healthcare, Inc.	3,556	366,766
HCP, Inc.	7,868	188,596
HD Supply Holdings, Inc.†	3,493	142,270
Helmerich & Payne, Inc.	2,696	178,960
Hess Corp.	6,603	398,953
Hewlett Packard Enterprise Co.	19,643	299,359
HollyFrontier Corp.	3,459	266,966
Hormel Foods Corp.#	10,317	370,277
Host Hotels & Resorts, Inc.	16,843	364,314
HP, Inc.	24,752	545,287
Humana, Inc.	1,960	570,321
IAC/InterActiveCorp†	1,569	243,415
Illinois Tool Works, Inc.	2,451	352,209
Illumina, Inc.†	1,489	405,663
Incyte Corp.†	2,512	171,494
Ingredion, Inc.	1,834	204,289
Intel Corp.	67,608	3,731,962
Intercontinental Exchange, Inc.	16,675	1,182,091
International Business Machines Corp.	12,454	1,759,875
International Flavors & Fragrances, Inc.	4,707	574,866
International Paper Co.	7,172	383,702
Interpublic Group of Cos., Inc.	10,654	240,780
Intuit, Inc.	7,491	1,510,186
IPG Photonics Corp.†	1,294	312,203
IQVIA Holdings, Inc.†	2,810	277,993
Iron Mountain, Inc.#	4,511	150,171
J.M. Smucker Co.	1,985	213,387
JB Hunt Transport Services, Inc.	3,516	450,400
Jones Lang LaSalle, Inc.	2,807	459,674
Juniper Networks, Inc.	8,086	215,411
Kansas City Southern	2,001	214,407
KeyCorp	16,491	320,585
Kimberly-Clark Corp.	15,783	1,591,716
Kinder Morgan, Inc.	22,465	374,716

72

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
KLA-Tencor Corp.	9,492	$1,074,779
Kohl’s Corp.#	3,164	211,197
Kraft Heinz Co.	7,293	419,202
Kroger Co.	19,449	473,194
L Brands, Inc.	4,771	161,785
Laboratory Corp. of America Holdings†	3,264	589,446
Lam Research Corp.	4,219	836,121
Lear Corp.	2,301	455,598
Liberty Media Corp. — Liberty SiriusXM, Series C†	5,871	271,181
Lincoln National Corp.	4,705	311,894
LKQ Corp.†	10,988	349,089
Loews Corp.	5,566	272,010
Lowe’s Cos., Inc.	9,390	892,144
M&T Bank Corp.	3,811	655,797
Macerich Co.	2,125	118,214
Marathon Oil Corp.	50,149	1,074,693
Markel Corp.†	505	554,025
Marsh & McLennan Cos., Inc.	7,787	625,841
Martin Marietta Materials, Inc.	905	201,697
Masco Corp.	5,856	218,253
Mastercard, Inc., Class A	14,855	2,824,233
Mattel, Inc.#	12,911	200,379
Maxim Integrated Products, Inc.	5,112	299,819
McCormick & Co., Inc.	2,150	217,150
MercadoLibre, Inc.#	575	167,227
Microchip Technology, Inc.#	7,794	758,980
Micron Technology, Inc.†	15,302	881,242
Microsoft Corp.	91,520	9,045,837
Mid-America Apartment Communities, Inc.	1,694	158,491
Monster Beverage Corp.†	6,084	311,257
Mosaic Co.	6,964	191,440
Motorola Solutions, Inc.	5,584	599,387
MSCI, Inc.	2,388	388,217
Nasdaq, Inc.	6,716	616,932
National Oilwell Varco, Inc.	13,658	565,714
NetApp, Inc.	7,429	507,549
Netflix, Inc.†	5,011	1,761,868
New York Community Bancorp, Inc.#	12,075	139,949
Newell Brands, Inc.#	7,862	185,386
Newfield Exploration Co.†	19,725	576,759
NiSource, Inc.	13,830	349,899
Noble Energy, Inc.	12,199	435,504
Norfolk Southern Corp.	4,381	664,379
Northern Trust Corp.	5,252	538,435
Nucor Corp.	9,846	632,015
NVIDIA Corp.	7,478	1,885,877
O’Reilly Automotive, Inc.†	1,151	310,091
Occidental Petroleum Corp.	6,941	584,432
OGE Energy Corp.	6,618	231,762
Omnicom Group, Inc.#	11,877	856,094
ONEOK, Inc.	7,889	537,714
Oracle Corp.	40,001	1,868,847
PACCAR, Inc.	4,720	293,726
Palo Alto Networks, Inc.†	1,448	301,314
Parker-Hannifin Corp.	4,152	709,577
Parsley Energy, Inc., Class A†	2,061	60,758
Paychex, Inc.	19,483	1,277,695
PayPal Holdings, Inc.†	14,841	1,218,001
People’s United Financial, Inc.	22,008	405,167
PepsiCo, Inc.	28,141	2,821,135
Pioneer Natural Resources Co.	1,932	373,069
Plains GP Holdings LP, Class A	3,826	94,005
PNC Financial Services Group, Inc.	10,505	1,506,522
PPL Corp.#	31,005	847,057
Principal Financial Group, Inc.	9,465	528,147

Security Description	Shares	Value (Note 2)

United States (continued)
Procter & Gamble Co.	38,851	$2,842,728
Progressive Corp.	16,445	1,021,070
Prologis, Inc.	6,021	387,451
Prudential Financial, Inc.	8,857	857,712
Public Storage	1,999	423,468
Qorvo, Inc.†	2,309	185,297
QUALCOMM, Inc.	16,331	949,158
Quest Diagnostics, Inc.	6,487	691,060
Qurate Retail Group, Inc., Class A†	15,276	310,561
Range Resources Corp.#	5,909	93,599
Raymond James Financial, Inc.	5,302	511,961
Red Hat, Inc.†	2,648	430,088
Regeneron Pharmaceuticals, Inc.†	1,040	312,333
Regions Financial Corp.	21,191	386,524
Republic Services, Inc.	6,786	457,580
ResMed, Inc.	2,871	295,167
Robert Half International, Inc.	4,872	310,249
Rockwell Automation, Inc.	4,117	722,163
Roper Technologies, Inc.	4,838	1,334,272
Ross Stores, Inc.	6,969	549,715
S&P Global, Inc.	4,248	838,980
salesforce.com, Inc.†	8,590	1,110,945
SBA Communications Corp.†	5,672	896,573
Sealed Air Corp.#	3,953	172,193
Seattle Genetics, Inc.†#	1,644	99,446
SEI Investments Co.	4,295	273,935
ServiceNow, Inc.†	2,686	477,060
Simon Property Group, Inc.	3,310	530,328
Skyworks Solutions, Inc.	2,653	261,612
Snap-on, Inc.	2,120	313,378
Southwest Airlines Co.	4,588	234,355
Splunk, Inc.†	2,721	301,514
Square, Inc., Class A†	2,509	146,149
Stanley Black & Decker, Inc.	3,498	487,062
Starbucks Corp.	23,035	1,305,393
Stryker Corp.	4,534	789,007
SunTrust Banks, Inc.	10,302	695,488
SVB Financial Group†	1,283	400,463
Synchrony Financial	10,798	373,935
Synopsys, Inc.†	2,612	230,039
T-Mobile US, Inc.†	2,928	163,090
T. Rowe Price Group, Inc.	6,856	832,455
Take-Two Interactive Software, Inc.†	2,822	316,290
Tapestry, Inc.	5,861	256,243
Targa Resources Corp.	5,071	246,603
TD Ameritrade Holding Corp.	8,363	495,090
TESARO, Inc.†#	1,251	57,258
Texas Instruments, Inc.	11,801	1,320,650
Thermo Fisher Scientific, Inc.	8,190	1,705,731
Tiffany & Co.	3,930	513,965
Time Warner, Inc.	9,354	880,773
TJX Cos., Inc.	13,325	1,203,514
Toll Brothers, Inc.	6,710	264,978
Torchmark Corp.	13,741	1,165,649
Total System Services, Inc.	7,477	636,966
Tractor Supply Co.	1,874	139,257
TransDigm Group, Inc.#	831	277,645
TransUnion	1,631	111,887
Travelers Cos., Inc.	9,938	1,277,232
Trimble, Inc.†	10,103	334,005
TripAdvisor, Inc.†#	2,793	145,627
Twitter, Inc.†	7,166	248,660
UGI Corp.	5,791	292,272
ULTA Beauty, Inc.†	1,451	358,266
Union Pacific Corp.	11,975	1,709,551

73

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
United Parcel Service, Inc., Class B	13,351	$1,550,318
United Rentals, Inc.†	2,725	434,828
United Therapeutics Corp.†	2,180	232,344
US Bancorp	30,198	1,509,598
Vail Resorts, Inc.	1,760	423,790
Valero Energy Corp.	4,416	535,219
Varian Medical Systems, Inc.†	3,147	370,937
Veeva Systems, Inc., Class A†	1,502	116,195
Ventas, Inc.	5,335	291,611
VeriSign, Inc.†	5,122	668,114
Verisk Analytics, Inc.†	6,616	702,884
Vertex Pharmaceuticals, Inc.†	4,679	720,566
Viacom, Inc., Class B	7,902	214,144
Visa, Inc., Class A#	27,304	3,569,179
Vornado Realty Trust	3,640	253,744
Voya Financial, Inc.	7,253	376,721
Vulcan Materials Co.#	2,163	276,302
Walgreens Boots Alliance, Inc.	10,661	665,140
Walt Disney Co.	21,553	2,143,877
Waters Corp.†	1,325	255,221
WEC Energy Group, Inc.	6,906	436,114
Welltower, Inc.	4,073	234,808
Western Digital Corp.	3,913	326,775
Western Union Co.	11,620	231,122
WestRock Co.	4,699	276,677
Weyerhaeuser Co.	7,956	296,997
Whirlpool Corp.#	1,088	157,488
Workday, Inc., Class A†	1,451	190,023
Worldpay, Inc., Class A†	3,592	285,456
WR Berkley Corp.	7,712	589,737
WW Grainger, Inc.	518	160,057
Wyndham Worldwide Corp.	2,547	276,197
Xerox Corp.	5,582	151,719
Yum! Brands, Inc.	5,094	414,295
Zoetis, Inc.	6,582	550,913

		226,222,739

Total Common Stocks
(cost $318,714,351)		411,247,554

RIGHTS — 0.0%
Altice NV† Expires 06/04/2018
(cost $10,931)	1,533	11,184

Total Long-Term Investment Securities
(cost $318,725,282)		411,258,738

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(3)(4)	573,385	573,385

U.S. Government Treasuries — 1.0%
United States Treasury Bills
1.80% due 07/05/2018(5)	$1,200,000	1,198,014
1.82% due 08/23/2018(5)	2,000,000	1,991,429
1.92% due 10/04/2018(5)	1,000,000	993,290

		4,182,733

Total Short-Term Investment Securities
(cost $4,756,300)		4,756,118

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $11,071,086 collateralized by $12,050,000 of United States Treasury Notes, bearing interest at 2.00% due 11/15/2026 and having an approximate value of $11,295,007 (cost $11,071,000)	$11,071,000	$11,071,000

TOTAL INVESTMENTS
(cost $334,552,582)(6)	99.7%	427,085,856
Other assets less liabilities	0.3	1,366,127

NET ASSETS	100.0%	$428,451,983

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $1,128,122 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $14 representing 0% of net assets.
(3)	At May 31, 2018, the Fund had loaned securities with a total value of $12,418,282. This was secured by collateral of $573,385, which was received in cash and subsequently invested in short-term investments currently valued at $573,385 as reported in the Portfolio of Investments. Additional collateral of $12,202,505 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$1,300,584
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	526,647
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	346,284
United States Treasury Bills	0.00%	06/07/2018 to 11/08/2018	413,771
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	9,615,219

(4)	The rate shown is the 7-day yield as of May 31, 2018.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CDI—Chess Depositary Interest

FDR—Fiduciary Depositary Receipt

74

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
136	Long	S&P 500 E-Mini Index	June 2018	$18,572,451	$18,397,400	$(175,051)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$9,007,068	**	$14	$9,007,082
Portugal	—	995,547	**	0	995,547
Other Countries	254,439,771	146,805,154	**	—	401,244,925
Rights	11,184	—		—	11,184
Short-Term Investment Securities:
Registered Investment Companies	573,385	—		—	573,385
U.S. Government Treasuries	—	4,182,733		—	4,182,733
Repurchase Agreements	—	11,071,000		—	11,071,000

Total Investments at Value	$255,024,340	$172,061,502		$14	$427,085,856

LIABILITIES
Other Financial Instruments:†
Futures Contracts	$175,051	$—		$—	$175,051

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $149,551,156 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

75

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Sovereign	23.7%
U.S. Government Agencies	7.2
Medical — Drugs	5.2
Diversified Banking Institutions	5.0
Oil Companies — Integrated	4.6
Medical — Biomedical/Gene	3.8
Registered Investment Companies	3.2
Banks — Commercial	3.0
Foreign Government Obligations	2.7
Time Deposits	2.2
Electronic Components — Semiconductors	1.7
Cellular Telecom	1.7
Insurance — Multi-line	1.6
Oil Companies — Exploration & Production	1.5
Chemicals — Diversified	1.5
Telecom Services	1.4
Enterprise Software/Service	1.4
Web Portals/ISP	1.3
Aerospace/Defense	1.2
Computers	1.1
Building Products — Cement	1.0
Medical — Generic Drugs	1.0
Diversified Manufacturing Operations	1.0
Banks — Super Regional	1.0
Electronic Components — Misc.	0.9
Retail — Auto Parts	0.9
Cable/Satellite TV	0.9
Beverages — Non-alcoholic	0.9
Water	0.8
Audio/Video Products	0.8
Medical Instruments	0.8
Retail — Building Products	0.7
Telephone — Integrated	0.7
Transport — Services	0.7
Food — Retail	0.7
Diversified Operations	0.7
Semiconductor Components — Integrated Circuits	0.7
Multimedia	0.7
Diversified Financial Services	0.7
Real Estate Operations & Development	0.7
Applications Software	0.7
Rubber — Tires	0.7
Agricultural Chemicals	0.6
Building & Construction Products — Misc.	0.6
Retail — Apparel/Shoe	0.6
Cosmetics & Toiletries	0.6
Insurance — Life/Health	0.6
Toys	0.6
Precious Metals	0.5
Central Bank	0.5
Retail — Misc./Diversified	0.5
Telecommunication Equipment	0.5
Aerospace/Defense — Equipment	0.4
Electric — Generation	0.4
Satellite Telecom	0.4
Energy — Alternate Sources	0.4
Diagnostic Kits	0.4
Gold Mining	0.4
Diversified Minerals	0.3
Computer Services	0.1

101.1%

Country Allocation*

United States	31.3%
United Kingdom	9.0
Mexico	7.0
South Korea	6.9
Japan	5.8
France	4.5
Germany	4.1
Brazil	3.7
Indonesia	3.4
India	3.3
Ireland	2.5
Argentina	1.7
Switzerland	1.7
Colombia	1.4
Canada	1.5
China	1.3
Netherlands	1.3
Cayman Islands	1.2
Jersey	1.1
Italy	1.0
Israel	1.0
Singapore	0.7
Thailand	0.7
Taiwan	0.7
Ghana	0.7
Hong Kong	0.7
Norway	0.6
Philippines	0.6
Luxembourg	0.4
Denmark	0.4
Portugal	0.3
Bermuda	0.3
Ukraine	0.3

101.1%

*	Calculated as a percentage of net assets

76

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 61.6%
Bermuda — 0.3%
Kunlun Energy Co., Ltd.	1,344,000	$1,218,308

Canada — 1.5%
Alamos Gold, Inc., Class A	253,130	1,402,340
Husky Energy, Inc.	159,800	2,305,922
Wheaton Precious Metals Corp.#	90,000	1,967,145

		5,675,407

Cayman Islands — 1.2%
Baidu, Inc. ADR†	8,020	1,945,331
CK Hutchison Holdings, Ltd.	248,500	2,789,986

		4,735,317

China — 1.3%
China Life Insurance Co., Ltd.	810,000	2,248,034
China Telecom Corp., Ltd.	6,178,000	2,871,161

		5,119,195

Denmark — 0.4%
Vestas Wind Systems A/S	23,655	1,552,360

France — 4.5%
AXA SA	114,627	2,870,622
BNP Paribas SA#	52,094	3,248,049
Cie de Saint-Gobain#	48,053	2,422,499
Cie Generale des Etablissements Michelin SCA#	19,866	2,585,635
Sanofi	44,076	3,381,275
Veolia Environnement SA	132,971	3,032,556

		17,540,636

Germany — 4.1%
Bayer AG	29,736	3,538,795
E.ON SE	167,042	1,772,203
HeidelbergCement AG	12,697	1,125,461
LANXESS AG	33,058	2,617,879
Merck KGaA	29,937	3,057,707
Siemens AG ADR	57,643	3,763,512

		15,875,557

Hong Kong — 0.7%
China Mobile, Ltd.	287,000	2,572,845

Ireland — 2.5%
Allergan PLC	19,365	2,920,242
Bank of Ireland Group PLC	319,818	2,647,265
CRH PLC	75,411	2,786,187
Medtronic PLC	16,100	1,389,752

		9,743,446

Israel — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR#	177,270	3,811,305

Italy — 1.0%
Eni SpA#	211,893	3,871,150

Japan — 5.8%
IHI Corp.	47,400	1,776,291
Inpex Corp.	105,200	1,166,595
Mitsui Fudosan Co., Ltd.	104,400	2,611,742
Omron Corp.	39,500	2,064,726
Panasonic Corp.	219,300	2,987,473
Ryohin Keikaku Co., Ltd.	5,500	1,864,003
Seven & i Holdings Co., Ltd.	63,300	2,795,840
SoftBank Group Corp.	40,100	2,846,205
Sumitomo Metal Mining Co., Ltd.	30,800	1,173,484
Suntory Beverage & Food, Ltd.	76,300	3,378,228

		22,664,587

Security Description	Shares	Value (Note 2)

Jersey — 1.1%
Shire PLC	75,855	$4,148,117

Luxembourg — 0.4%
SES SA FDR	97,434	1,683,068

Netherlands — 1.3%
ING Groep NV	151,551	2,202,375
LyondellBasell Industries NV, Class A	11,700	1,311,804
QIAGEN NV†	42,109	1,527,509

		5,041,688

Norway — 0.6%
Yara International ASA	59,269	2,446,371

Portugal — 0.3%
Galp Energia SGPS SA	71,751	1,335,205

Singapore — 0.7%
Singapore Telecommunications, Ltd.	1,200,000	2,934,620

South Korea — 2.1%
Hana Financial Group, Inc.	41,712	1,605,226
KB Financial Group, Inc. ADR	22,028	1,061,750
Samsung Electronics Co., Ltd.	116,416	5,464,691

		8,131,667

Switzerland — 1.7%
Novartis AG	14,806	1,098,511
Roche Holding AG	11,148	2,391,052
UBS Group AG	197,977	2,974,957

		6,464,520

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	361,914	2,700,501

Thailand — 0.7%
Bangkok Bank PCL NVDR	482,700	2,846,685

United Kingdom — 9.0%
BAE Systems PLC	347,344	2,953,131
Barclays PLC	1,120,297	2,941,784
BP PLC	783,795	6,006,593
GlaxoSmithKline PLC	60,221	1,220,066
HSBC Holdings PLC	375,583	3,632,513
Kingfisher PLC	708,706	2,871,266
LivaNova PLC†	14,800	1,391,940
Rolls-Royce Holdings PLC	128,756	1,408,644
Rolls-Royce Holdings PLC, Class C†	9,141,676	12,153
Royal Dutch Shell PLC, Class B	136,869	4,872,340
Standard Chartered PLC	391,990	3,933,274
Vodafone Group PLC ADR#	145,847	3,781,813

		35,025,517

United States — 18.7%
Advance Auto Parts, Inc.	27,400	3,524,188
Alphabet, Inc., Class A†	3,000	3,300,000
Amgen, Inc.	21,690	3,895,958
Apache Corp.#	33,360	1,334,400
Apple, Inc.	23,360	4,365,283
Capital One Financial Corp.	39,720	3,733,680
Celgene Corp.†	28,390	2,233,725
Citigroup, Inc.	65,230	4,350,189
Comcast Corp., Class A	111,030	3,461,916
CommScope Holding Co., Inc.†	62,600	1,835,432
ConocoPhillips	18,560	1,250,758
Coty, Inc., Class A#	170,400	2,257,800
Devon Energy Corp.	32,500	1,351,025
DXC Technology Co.	4,907	451,984
Eastman Chemical Co.	17,640	1,840,028

77

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares/ Principal Amount(5)		Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Eli Lilly & Co.		31,830	$2,706,823
Gilead Sciences, Inc.		46,150	3,110,510
Intel Corp.		24,300	1,341,360
Ionis Pharmaceuticals, Inc.†#		23,090	1,077,149
JPMorgan Chase & Co.		22,620	2,420,566
Knowles Corp.†		114,140	1,655,030
Mattel, Inc.#		140,200	2,175,904
Microsoft Corp.		26,274	2,596,922
Oracle Corp.		113,160	5,286,835
Tapestry, Inc.		52,500	2,295,300
Twenty-First Century Fox, Inc., Class A		69,557	2,681,422
United Parcel Service, Inc., Class B		24,400	2,833,328
Voya Financial, Inc.		70,150	3,643,591

			73,011,106

Total Common Stocks
(cost $209,964,619)			240,149,178

FOREIGN GOVERNMENT OBLIGATIONS — 24.2%
Argentina — 1.6%
Republic of Argentina Bonds 15.50% due 10/17/2026	ARS	79,847,000	2,962,154
Republic of Argentina Bonds 16.00% due 10/17/2023	ARS	43,574,000	1,582,025
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	40,718,000	1,541,545
Republic of Argentina Bonds 21.20% due 09/19/2018	ARS	2,143,000	86,713
Republic of Argentina FRS Bonds 28.27% (BADLARPP+2.00%) due 04/03/2022	ARS	2,800,000	110,717

			6,283,154

Brazil — 3.7%
Federative Republic of Brazil Bills zero coupon due 07/01/2020	BRL	1,650,000	375,132
Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,680,000	2,169,582
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	10,720,000	3,045,792
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	3,660,000	1,046,497
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2023	BRL	11,195,000	3,084,912
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	15,050,000	4,016,090
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	2,160,000	561,869

			14,299,874

Security Description	Principal Amount(5)		Value (Note 2)

Colombia — 1.4%
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	$21,080
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	817,335
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	6,500,700,000	2,392,870
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	120,395
Republic of Colombia Bonds 7.75% due 09/18/2030	COP	4,849,000,000	1,805,176
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	524,631

			5,681,487

Ghana — 0.7%
Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	311,679
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	984,272
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	328,332
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	995,627
Republic of Ghana Bonds 21.50% due 03/09/2020	GHS	50,000	11,331
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	12,448
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	12,360
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	12,561

			2,668,610

India — 3.3%
Republic of India Senior Notes 6.79% due 05/15/2027	INR	380,000,000	5,250,991
Republic of India Senior Notes 6.84% due 12/19/2022	INR	40,000,000	570,518
Republic of India Senior Notes 7.16% due 05/20/2023	INR	150,000,000	2,153,225
Republic of India Senior Notes 7.68% due 12/15/2023	INR	128,000,000	1,869,000
Republic of India Senior Notes 8.08% due 08/02/2022	INR	142,000,000	2,114,771

78

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
India (continued)
Republic of India Senior Notes 8.20% due 02/15/2022	INR	60,000,000	$899,255

			12,857,760

Indonesia — 3.4%
Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	5,954
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	21,296
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	337,994
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	90,369,000,000	6,897,558
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	8,380,000,000	637,188
Republic of Indonesia Senior Notes 8.75% due 05/15/2031	IDR	3,184,000,000	249,066
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	182,990
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	9,298
Republic of Indonesia Senior Notes 10.50% due 08/15/2030	IDR	260,000,000	22,944
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,045,688
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	29,607,000,000	2,255,028
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	591,634
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	940,839

			13,197,477

Mexico — 4.4%
United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,510,458	122,091
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	3,219,153	161,422
United Mexican States Bonds 4.75% due 06/14/2018	MXN	131,700,000	6,590,200
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	162,280,000	7,823,425
United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	1,015,692

Security Description	Principal Amount(5)		Value (Note 2)

Mexico (continued)
United Mexican States Bonds 8.00% due 06/11/2020	MXN	17,060,000	$861,073
United Mexican States Bonds 8.50% due 12/13/2018	MXN	14,210,000	714,488

			17,288,391

Philippines — 0.6%
Republic of the Philippines Senior Notes 3.88% due 11/22/2019	PHP	121,440,000	2,295,454

South Korea — 4.8%
Bank of Korea Senior Notes 1.25% due 08/02/2018	KRW	527,000,000	488,655
Bank of Korea Senior Bonds 1.33% due 10/02/2018	KRW	770,000,000	713,485
Bank of Korea Senior Bonds 1.72% due 12/02/2018	KRW	770,000,000	714,408
Republic of South Korea Senior Notes 1.25% due 12/10/2019	KRW	1,600,000,000	1,467,871
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,207,700,000	1,087,601
Republic of South Korea Senior Notes 1.50% due 06/10/2019	KRW	3,790,000,000	3,503,061
Republic of South Korea Senior Notes 1.75% due 12/10/2018	KRW	1,386,600,000	1,286,773
Republic of South Korea Senior Notes 1.88% due 03/10/2022	KRW	257,000,000	234,308
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	7,235,784
Republic of South Korea Senior Bonds 3.00% due 09/10/2024	KRW	579,100,000	550,714
Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,373,479

			18,656,139

Ukraine — 0.3%
Government of Ukraine VRS Senior Bonds 0.00% due 05/31/2040*(2)		1,511,000	1,061,079

Total Foreign Government Obligations
(cost $98,608,298)			94,289,425

Total Long-Term Investment Securities
(cost $308,572,917)			334,438,603

SHORT-TERM INVESTMENT SECURITIES — 15.3%
Foreign Government Obligations — 2.7%
Republic of Argentina (0.89)% due 09/14/2018	ARS	1,027,000	42,070
3.10% due 10/12/2018	ARS	411,000	16,433
3.75% due 02/08/2019(1)	ARS	5,182,000	220,268

79

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Obligations (continued)
25.10% due 09/19/2018	ARS	2,747,000	98,477
25.23% due 10/17/2018	ARS	4,361,000	$152,569

			529,817

United Mexican States 7.15% due 06/21/2018	MXN	19,631,000	979,952
7.17% due 08/16/2018	MXN	10,332,100	509,662
7.21% due 08/16/2018	MXN	7,943,600	391,842
7.22% due 06/21/2018	MXN	2,450,300	122,316
7.23% due 08/16/2018	MXN	2,743,900	135,351
7.27% due 08/16/2018	MXN	875,100	43,167
7.27% due 10/11/2018	MXN	14,119,100	688,114
7.46% due 06/21/2018	MXN	8,531,900	425,901
7.59% due 09/13/2018	MXN	24,005,000	1,176,982
7.59% due 09/27/2018	MXN	18,670,500	912,675
7.60% due 08/16/2018	MXN	7,413,400	365,688
7.61% due 09/27/2018	MXN	4,017,400	196,384
7.64% due 10/25/2018	MXN	28,925,300	1,406,587
7.68% due 09/13/2018	MXN	7,726,200	378,821
7.69% due 09/27/2018	MXN	8,704,900	425,524
7.72% due 08/16/2018	MXN	2,244,200	110,702
7.73% due 08/09/2018	MXN	6,873,800	339,877
7.76% due 08/30/2018	MXN	2,062,100	101,409
7.77% due 09/27/2018	MXN	2,062,100	100,802
7.81% due 11/08/2018	MXN	12,198,700	590,936
7.84% due 11/22/2018	MXN	9,103,400	440,034

			9,842,726

			10,372,543

Registered Investment Companies — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(3)(4)		12,404,396	12,404,396

Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/2018		8,591,000	8,591,000

U.S. Government Agencies — 7.2%
Federal Home Loan Bank Disc. Notes 1.57% due 06/01/2018		28,150,000	28,150,000

Total Short-Term Investment Securities
(cost $60,307,395)			59,517,939

TOTAL INVESTMENTS
(cost $368,880,312)(6)		101.1%	393,956,542
Liabilities in excess of other assets		(1.1)	(4,319,036)

NET ASSETS		100.0%	$389,637,506

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $1,061,079 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	The rate shown is the 7-day yield as of May 31, 2018.
(4)	At May 31, 2018, the Fund had loaned securities with a total value of $22,837,046. This was secured by collateral of $12,404,396, which was received in cash and subsequently invested in short-term investments currently valued at $12,404,396 as reported in the Portfolio of Investments. Additional collateral of $11,495,895 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$1,096,442
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	443,984
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	291,931
United States Treasury Bills	0.00%	06/21/2018 to 11/08/2018	255,838
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	9,407,700

(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ARS—Argentine Peso

BRL—Brazilian Real

COP—Columbian Peso

FDR—Fiduciary Depositary Receipt

GHS—Ghanaian Cedi

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN —Mexican Peso

NVDR—Non-Voting Depositary Receipt

PHP—Philippine Peso

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

BADLARPP—Argentina Deposit Rates Badlar 30-35 days

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	18,819	03/08/2027	3 Months USD - LIBOR/Quarterly	2.46%/Semi-annually	$–	$589,095
USD	11,200	03/08/2047	3 Months USD - LIBOR/Quarterly	2.70%/Semi-annually	–	474,449
USD	1,012	02/20/2048	3 Months USD - LIBOR/Quarterly	2.98%/Semi-annually	–	(16,654)
USD	1,012	02/22/2048	3 Months USD - LIBOR/Quarterly	3.00%/Semi-annually	–	(21,358)
USD	1,012	02/23/2048	3 Months USD - LIBOR/Quarterly	3.02%/Semi-annually	–	(24,952)

						$1,000,580

USD—United States Dollar

LIBOR—London Interbank Offered rate

80

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	234,146	USD	287,274	06/07/2018	$13,493	$–
	EUR	1,816,617	USD	2,231,966	06/18/2018	106,053	–
	EUR	4,473,640	USD	5,422,633	06/29/2018	182,537	–
	EUR	1,085,049	USD	1,339,623	07/09/2018	67,664	–
	EUR	584,552	USD	704,467	08/16/2018	17,264	–

						387,011	–

Barclays Bank PLC	EUR	94,051	USD	115,415	07/31/2018	4,981	–
	EUR	183,000	USD	218,629	08/10/2018	3,592	–
	EUR	94,051	USD	110,920	08/31/2018	227	–
	JPY	24,850,000	USD	235,727	06/19/2018	7,069	–
	JPY	40,123,600	USD	377,107	07/11/2018	7,319	–
	JPY	78,940,000	USD	715,957	07/17/2018	–	(11,861)
	JPY	557,000,000	USD	5,161,876	08/08/2018	18,870	–
	JPY	116,230,000	USD	1,074,413	08/09/2018	1,143	–
	JPY	67,630,000	USD	623,634	08/29/2018	–	(1,699)

						43,201	(13,560)

Citibank N.A.	EUR	89,576	USD	111,173	06/13/2018	6,389	–
	EUR	1,254,023	BRL	5,260,000	07/05/2018	–	(61,303)
	EUR	1,104,900	USD	1,331,040	08/06/2018	33,102	–
	EUR	1,906,904	USD	2,291,145	08/14/2018	49,719	–
	JPY	32,100,000	USD	289,015	06/08/2018	–	(6,129)
	JPY	79,600,000	USD	708,948	06/12/2018	–	(23,111)
	JPY	38,770,000	USD	354,939	06/20/2018	–	(1,831)
	JPY	80,345,200	USD	744,571	08/08/2018	2,712	–
	JPY	9,976,667	USD	91,475	08/13/2018	–	(675)
	JPY	9,976,666	USD	89,337	08/14/2018	–	(2,819)
	JPY	72,889,000	USD	676,728	01/25/2019	–	(5,228)
	JPY	280,651,280	USD	2,636,015	01/31/2019	8,852	–
	JPY	40,176,667	USD	379,231	02/14/2019	2,682	–
	JPY	29,930,000	USD	285,551	02/15/2019	5,013	–
	KRW	524,000,000	USD	492,620	06/20/2018	6,270	–
	KRW	2,989,000,000	USD	2,792,805	08/23/2018	11,609	–
	KRW	538,612,000	USD	505,739	10/16/2018	3,393	–
	KRW	1,051,000,000	USD	982,932	11/15/2018	1,385	–
	KRW	1,245,000,000	USD	1,166,932	11/21/2018	3,893	–

						135,019	(101,096)

Deutsche Bank AG	EUR	595,000	USD	712,971	06/04/2018	17,386	–
	EUR	595,000	USD	713,122	06/07/2018	17,402	–
	EUR	270,464	USD	335,463	06/13/2018	19,081	–
	EUR	68,878	USD	81,219	06/22/2018	588	–
	EUR	68,877	USD	81,096	06/25/2018	445	–
	EUR	2,905,954	USD	3,629,406	06/29/2018	225,584	–
	EUR	595,000	USD	696,388	07/05/2018	–	(899)
	EUR	270,464	USD	336,431	07/12/2018	19,307	–
	EUR	3,247,000	USD	3,904,274	08/15/2018	87,373	–
	EUR	133,000	USD	157,705	08/24/2018	1,254	–
	EUR	2,907,096	USD	3,433,193	08/29/2018	12,205	–
	JPY	23,100,000	USD	217,426	06/13/2018	4,966	–
	JPY	43,140,000	USD	397,765	06/19/2018	811	–
	JPY	43,210,000	USD	394,036	06/22/2018	–	(3,651)
	JPY	39,300,000	USD	369,952	07/13/2018	7,707	–
	JPY	222,755,000	USD	2,046,459	08/16/2018	–	(11,429)
	JPY	459,286,000	USD	4,173,810	08/21/2018	–	(70,654)
	JPY	58,120,000	USD	535,920	01/24/2019	–	(7,809)
	KRW	920,000,000	USD	861,464	06/14/2018	7,744	–
	KRW	920,000,000	USD	861,746	11/19/2018	2,388	–
	KRW	2,075,000,000	USD	1,937,369	11/30/2018	–	(1,808)
	USD	694,722	EUR	595,000	06/04/2018	863	–

						425,104	(96,250)

Goldman Sachs International	EUR	484,500	USD	600,126	06/20/2018	33,041	–
	EUR	158,000	USD	197,326	06/29/2018	12,257	–
	EUR	484,500	USD	604,268	07/18/2018	35,927	–
	EUR	158,000	USD	186,600	08/29/2018	670	–
	JPY	45,170,000	USD	430,806	09/18/2018	12,536	–
	JPY	11,563,000	USD	105,090	01/11/2019	–	(2,964)

						94,431	(2,964)

81

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank PLC	EUR	517,579	USD	637,283	07/10/2018	$30,500	$–
	EUR	235,000	USD	282,596	08/14/2018	6,371	–
	JPY	24,050,000	USD	215,661	06/11/2018	–	(5,503)
	JPY	69,900,000	USD	623,050	06/13/2018	–	(19,849)
	JPY	43,210,000	USD	402,515	06/18/2018	4,947	–
	JPY	24,050,000	USD	216,958	09/11/2018	–	(5,625)
	JPY	67,990,000	USD	648,760	09/18/2018	19,179	–
	JPY	78,700,000	USD	744,789	10/11/2018	14,765	–
	JPY	379,935,000	USD	3,568,470	01/31/2019	11,917	–
	KRW	1,485,000,000	USD	1,396,858	06/20/2018	18,556	–
	KRW	1,093,958,907	USD	1,026,276	06/27/2018	10,671	–
	KRW	1,031,000,000	USD	974,526	07/24/2018	16,364	–
	KRW	3,173,000,000	USD	2,965,143	08/17/2018	13,449	–
	KRW	323,600,000	USD	304,479	10/18/2018	2,640	–
	KRW	2,644,000,000	USD	2,474,497	10/30/2018	6,981	–

						156,340	(30,977)

JPMorgan Chase Bank N.A	AUD	4,076,000	USD	3,195,176	06/12/2018	112,579	–
	AUD	4,807,000	USD	3,714,177	06/15/2018	78,670	–
	AUD	5,929,000	USD	4,674,957	06/20/2018	190,747	–
	AUD	1,740,000	USD	1,317,337	10/29/2018	–	(22)
	EUR	2,120,000	USD	2,543,788	06/07/2018	64,919	–
	EUR	98,652	USD	122,952	06/12/2018	7,560	–
	EUR	98,652	USD	117,899	06/14/2018	2,488	–
	EUR	145,167	USD	180,918	06/15/2018	11,077	–
	EUR	74,000	USD	87,166	06/22/2018	538	–
	EUR	145,167	USD	171,207	06/25/2018	1,226	–
	EUR	98,652	USD	121,903	07/10/2018	6,248	–
	EUR	686,000	USD	835,051	08/02/2018	29,440	–
	EUR	126,839	USD	152,166	08/09/2018	3,133	–
	EUR	84,559	USD	101,009	08/10/2018	1,646	–
	EUR	3,335,500	USD	3,955,846	08/20/2018	33,417	–
	EUR	145,167	USD	172,516	08/21/2018	1,792	–
	EUR	375,660	USD	446,092	08/24/2018	4,195	–
	JPY	64,760,000	USD	577,320	06/13/2018	–	(18,304)
	JPY	56,320,000	USD	515,102	06/14/2018	–	(2,934)
	JPY	27,300,000	USD	243,859	06/15/2018	–	(7,268)
	JPY	577,091,720	USD	5,473,343	06/22/2018	162,027	–
	JPY	152,440,000	USD	1,430,307	07/20/2018	24,547	–
	JPY	52,770,000	USD	480,120	07/23/2018	–	(6,608)
	JPY	116,200,000	USD	1,073,456	08/08/2018	534	–
	JPY	158,172,000	USD	1,486,558	08/15/2018	25,408	–
	JPY	25,450,000	USD	233,915	01/16/2019	–	(4,011)
	JPY	112,000,000	USD	1,038,971	01/25/2019	–	(8,911)
	JPY	316,250,000	USD	2,940,534	02/06/2019	–	(21,407)
	JPY	116,480,000	USD	1,091,700	02/12/2019	201	–

						762,392	(69,465)

Morgan Stanley and Co., Inc.	EUR	69,000	USD	85,539	06/19/2018	4,784	–
	EUR	34,500	USD	40,772	06/21/2018	388	–
	EUR	59,000	USD	69,212	06/29/2018	104	–
	EUR	34,500	USD	40,878	07/23/2018	393	–
	EUR	59,000	USD	69,394	07/30/2018	123	–

						5,792	–

Standard Chartered Bank	EUR	3,642,368	USD	4,492,269	06/06/2018	233,606	–
	EUR	999,742	USD	1,220,040	07/31/2018	46,159	–
	EUR	1,210,000	USD	1,458,691	08/16/2018	36,208	–
	EUR	1,019,570	USD	1,203,409	08/29/2018	3,608	–
	JPY	116,210,000	USD	1,075,989	08/08/2018	2,975	–

						322,556	–

UBS AG	EUR	176,932	USD	219,221	06/06/2018	12,352	–
	EUR	1,679,100	USD	2,084,292	06/20/2018	118,984	–
	EUR	226,932	USD	280,045	07/09/2018	14,022	–
	EUR	1,679,100	USD	1,996,803	08/21/2018	22,090	–
	EUR	54,521	USD	64,593	08/22/2018	468	–

						167,916	–

Net Unrealized Appreciation (Depreciation)						$2,499,762	$(314,312)

82

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro Currency

JPY—Japanese Yen

KRW—South Korean Won

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$3,781,813	$31,306,704	#	$—	$35,008,517
Other Countries	96,282,148	108,778,513	**	—	205,060,661
Foreign Government Obligations	—	94,289,425		—	94,289,425
Short-Term Investment Securities:
Registered Investment Companies	12,404,396	—		—	12,404,396
Other Short-Term Investment Securities	—	47,113,543		—	47,113,543

Total Investments at Value	$112,468,357	$281,488,185		$—	$393,956,542

Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$1,063,544		$—	$1,063,544
Forward Foreign Currency Contracts	—	2,499,762		—	2,499,762

	$—	$3,563,306		$—	$3,563,306

LIABILITIES:
Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$62,964		$—	$62,964
Forward Foreign Currency Contracts	—	314,312		—	314,312

Total Other Financial Instruments	$—	$377,276		$—	$377,276

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $31,294,551 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $114,154,030 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Financial Statements

83

VALIC Company I Government Money Market I Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

U.S. Government Agencies	75.1%
U.S. Government Treasuries	25.0
Repurchase Agreements	0.1

100.2%

Credit Quality†#

A-1+	99.9%
A-1	0.1

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity — 39.3 days

84

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.1%
U.S. Government Agencies — 75.1%
Federal Farm Credit Bank 1.66% due 06/22/2018	$8,000,000	$7,992,300
Federal Farm Credit Bank FRS
1.78% (1 ML-0.15%) due 10/11/2018	25,000,000	24,999,762
2.05% (1 ML+0.14%) due 08/01/2018	5,500,000	5,502,858
2.07% (1 ML+0.12%) due 06/20/2018	2,750,000	2,750,436
Federal Home Loan Bank
1.63% due 06/04/2018	10,000,000	9,998,642
1.64% due 06/11/2018	6,395,000	6,392,087
1.65% due 06/08/2018	6,000,000	5,998,075
1.67% due 06/01/2018	11,000,000	11,000,000
1.67% due 06/15/2018	8,000,000	7,994,805
1.71% due 06/15/2018	1,400,000	1,399,069
1.71% due 06/21/2018	8,000,000	7,992,422
1.74% due 06/20/2018	5,000,000	4,995,408
1.75% due 06/25/2018	10,000,000	9,988,333
1.77% due 06/27/2018	8,000,000	7,989,773
1.77% due 06/29/2018	2,500,000	2,496,559
1.78% due 06/27/2018	8,600,000	8,588,944
1.78% due 07/05/2018	7,000,000	6,988,265
1.78% due 07/13/2018	1,970,000	1,965,932
1.81% due 07/05/2018	10,000,000	9,983,000
Federal Home Loan Bank FRS
1.78% (1 ML-0.14%) due 10/12/2018	8,000,000	7,999,897
1.82% (1 ML-0.13%) due 07/20/2018	4,000,000	4,000,336
1.82% (1 ML-0.13%) due 08/20/2018	3,000,000	3,000,000
1.83% (1 ML-0.12%) due 11/21/2018	4,000,000	4,000,000
1.83% (1 ML-0.14%) due 01/28/2019	10,000,000	10,000,000
Federal Home Loan Mtg. Corp. 0.88% due 10/12/2018	2,634,000	2,625,601
Federal National Mtg. Assoc.
1.13% due 12/14/2018	3,000,000	2,989,168
1.53% due 06/01/2018	37,000,000	37,000,000
1.63% due 06/06/2018	7,000,000	6,998,415
1.68% due 06/19/2018	10,600,000	10,591,096

Total U.S. Government Agencies
(amortized cost $234,221,183)		234,221,183

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 25.0%
United States Treasury Bills
1.69% due 06/28/2018	$5,000,000	$4,993,681
1.70% due 07/05/2018	2,000,000	1,996,798
1.73% due 06/28/2018	5,900,000	5,892,363
1.74% due 07/19/2018	2,000,000	1,995,387
1.77% due 07/12/2018	5,000,000	4,989,918
1.82% due 08/09/2018	5,000,000	4,982,654
1.83% due 08/09/2018	3,500,000	3,487,764
1.84% due 08/02/2018	3,000,000	2,990,524
1.84% due 08/09/2018	3,000,000	2,989,449
1.89% due 08/23/2018	10,000,000	9,956,540
1.89% due 08/30/2018	13,500,000	13,436,550
1.92% due 09/06/2018	4,000,000	3,979,468
United States Treasury Notes
1.13% due 01/31/2019	7,300,000	7,261,820
1.25% due 01/31/2019	3,000,000	2,987,120
1.38% due 12/31/2018	6,000,000	5,984,203

Total U.S. Government Treasuries
(amortized cost $77,924,239)		77,924,239

Total Short-Term Investment Securities — 100.1%
(amortized cost $312,145,422)		312,145,422

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount $126,001 collateralized by $130,000 of United States Treasury Notes, bearing interest at 2.63% due 02/28/2023 and having an approximate value of $130,665 (cost $126,000)	126,000	126,000

TOTAL INVESTMENTS —
(amortized cost $312,271,422)(1)	100.2%	312,271,422
Liabilities in excess of other assets	(0.2)	(563,295)

NET ASSETS	100.0%	$311,708,127

(1)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML—1 month USD LIBOR

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$312,145,422	$—	$312,145,422
Repurchase Agreements	—	126,000	—	126,000

Total Investments at Value	$—	$312,271,422	$—	$312,271,422

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

85

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	35.7%
Federal Home Loan Mtg. Corp.	15.8
United States Treasury Notes	15.4
United States Treasury Bonds	9.2
Diversified Financial Services	4.7
Repurchase Agreements	3.5
Government National Mtg. Assoc.	3.4
Sovereign	1.8
Resolution Funding Corp	1.6
Federal Farm Credit Bank	1.3
Diversified Banking Institutions	1.1
Airlines	0.8
Oil Companies — Integrated	0.8
Pipelines	0.5
Multimedia	0.4
Pharmacy Services	0.4
Semiconductor Components — Integrated Circuits	0.3
Computers	0.3
Registered Investment Companies	0.3
Retail — Drug Store	0.3
Brewery	0.2
Medical Instruments	0.2
Electric — Integrated	0.2
Insurance — Life/Health	0.2
Real Estate Investment Trusts	0.2
Chemicals — Diversified	0.2
Building Products — Air & Heating	0.2
Networking Products	0.2
Cosmetics & Toiletries	0.1
Telephone — Integrated	0.1
Insurance — Mutual	0.1
Medical — Biomedical/Gene	0.1
Medical — Generic Drugs	0.1
Auto — Cars/Light Trucks	0.1
Insurance — Property/Casualty	0.1
Oil Companies — Exploration & Production	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1

100.2%

Credit Quality†#

Aaa	88.0%
Aa	2.1
A	2.6
Baa	2.9
Ba	0.1
Not Rated@	4.3

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities

86

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.7%
Diversified Financial Services — 4.7%
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	$382,643	$363,235
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1 1.78% due 06/15/2022	1,186,000	1,174,338
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.66% due 08/15/2045(1)(2)(3)	805,326	45,386
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	123,430	124,503
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)(3)	398,000	399,099
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,083,041
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	447,546	442,046
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	299,039	290,403
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	694,271	688,977
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	563,724	547,203
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	216,520
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	319,250

Total Asset Backed Securities
(cost $5,831,308)		5,694,001

U.S. CORPORATE BONDS & NOTES — 6.0%
Airlines — 0.8%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	708,391	662,962
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	327,000	316,079

		979,041

Auto - Cars/Light Trucks — 0.1%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026#	135,000	123,333

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	288,000	283,918

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	210,591

Security Description	Principal Amount	Value (Note 2)

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	$227,000	$219,644
Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	151,317

		370,961

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	174,482

Diversified Banking Institutions — 0.7%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	381,121
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	168,049
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	312,428

		861,598

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	228,545

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	102,569

Insurance - Life/Health — 0.2%
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	225,000	224,517

Insurance - Mutual — 0.1%
New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	149,552

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	122,180

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	250,191

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	142,826

Multimedia — 0.4%
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	483,021

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	203,338

87

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 0.1%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	$116,000	$115,513

Pharmacy Services — 0.4%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	437,794

Pipelines — 0.5%
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	190,000	194,394
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	125,538
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	131,021
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	169,657

		620,610

Real Estate Investment Trusts — 0.2%
Boston Properties LP Senior Notes 2.75% due 10/01/2026#	240,000	216,654

Retail - Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	323,458

Semiconductor Components - Integrated Circuits — 0.3%
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	439,000	412,783

Telephone - Integrated — 0.1%
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	168,712

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	87,411
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,029

		108,440

Total U.S. Corporate Bonds & Notes
(cost $7,496,660)		7,314,627

FOREIGN CORPORATE BONDS & NOTES — 1.5%
Building Products - Air & Heating — 0.2%
Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	200,000	207,302

Diversified Banking Institutions — 0.4%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	200,476
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	355,530

		556,006

Security Description	Principal Amount	Value (Note 2)

Medical - Generic Drugs — 0.1%
Allergen Funding SCS Company Guar. Notes 3.45% due 03/15/2022	$126,000	$124,447

Oil Companies - Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	250,000	249,258
Shell International Finance BV Company Guar. Notes 2.50% due 09/12/2026#	367,000	341,777
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046#	403,000	383,223

		974,258

Total Foreign Corporate Bonds & Notes
(cost $1,929,381)		1,862,013

U.S. GOVERNMENT AGENCIES — 57.8%
Federal Farm Credit Bank — 1.3%
3.35% due 10/21/2025	1,500,000	1,532,695

Federal Home Loan Mtg. Corp. — 15.8%
3.50% due 06/01/2033	1,501,665	1,527,682
4.50% due 09/01/2019	11,356	11,442
4.50% due 09/01/2039	507,012	534,802
4.50% due 11/01/2039	257,834	271,973
4.50% due 02/01/2040	358,025	377,794
4.50% due 04/01/2040	32,968	34,710
4.50% due 06/01/2040	95,780	101,063
4.50% due 08/01/2040	404,137	426,415
4.50% due 03/01/2041	1,416,074	1,492,378
4.50% due 04/01/2041	164,342	172,274
4.50% due 06/01/2041	311,272	327,914
5.00% due 10/01/2034	23,102	24,468
5.50% due 12/01/2036	18,411	19,950
6.00% due 11/01/2033	59,544	66,130
6.50% due 02/01/2032	26,071	29,344
8.00% due 02/01/2030	1,201	1,204
8.00% due 08/01/2030	196	224
8.00% due 06/01/2031	1,444	1,606
Federal Home Loan Mtg. Corp. FRS 3.56% (12 ML+1.81%) due 12/01/2035	14,508	15,241
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	1,035,947	1,008,639
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	579,600
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	426,061
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)(3)	1,000,000	1,007,910
Federal Home Loan Mtg. Corp. REMIC Series 4150, Class GE 2.00% due 01/15/2033(4)	1,341,705	1,287,751
Series 4186, Class JE 2.00% due 03/15/2033(4)	372,050	361,622
Series 4594, Class GN 2.50% due 02/15/2045(4)	868,706	847,033

88

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 3981, Class PA 3.00% due 04/15/2031(4)	$276,295	$272,239
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,660,393
Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	4,263,812	403,476
Series 4365, Class HZ 3.00% due 01/15/2040(4)	785,199	727,754
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,006,665
Series 3813, Class D 4.00% due 02/15/2026(4)	1,000,000	1,038,593
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	484,522
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,546,686
Series 3786, Class PB 4.50% due 07/15/2040(4)	1,000,000	1,028,617
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 4.58% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	520,621	81,858

		19,206,033

Federal National Mtg. Assoc. — 35.7%
Federal National Mtg. Assoc. zero coupon due 10/09/2019	4,250,000	4,111,265
2.63% due 12/01/2026	1,966,869	1,892,237
2.81% due 04/01/2025	800,000	783,213
2.94% due 01/01/2026	1,595,000	1,567,068
3.00% due 03/01/2043	1,193,009	1,167,802
4.00% due 09/01/2040	115,007	118,432
4.00% due 10/01/2040	82,875	85,211
4.00% due 12/01/2040	151,143	155,638
4.00% due 01/01/2041	314,530	323,903
4.00% due 02/01/2041	1,231,359	1,268,019
4.00% due 03/01/2041	1,779,282	1,832,285
4.00% due 06/01/2042	1,143,424	1,179,339
5.00% due 02/01/2019	5,084	5,163
5.00% due 12/01/2036	12,459	13,216
5.50% due 12/01/2033	21,902	23,746
5.50% due 10/01/2034	7,835	8,411
6.50% due 07/01/2032	5,968	6,686
7.00% due 09/01/2031	19,979	21,916
Federal National Mtg. Assoc. FRS 3.12% (6 ML+1.50%) due 01/01/2036	10,494	10,863
3.17% (12 ML+1.30%) due 02/01/2035	2,028	2,097
3.45% (1 Yr USTYCR+2.20%) due 11/01/2034	15,512	16,375
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(4)	216,102	47,328
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(6)	284,815	258,125
Series 2013-15, Class DC 2.00% due 03/25/2033(4)	979,500	934,012
Series 2011-126, Class EC 2.00% due 04/25/2040(4)	318,835	310,693
Series 2012-38, Class PA 2.00% due 09/25/2041(4)	2,274,573	2,156,611
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	1,672,332	1,600,561

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	$2,291,861	$2,232,242
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	741,805	721,628
Series 2017-T1, Class A 2.90% due 06/25/2027(1)	1,127,556	1,088,650
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	2,682,043	2,698,833
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	2,818,126
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	890,729	885,643
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	612,535	607,975
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	618,702	612,763
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	1,858,716
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	1,119,200	1,109,200
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	796,497
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	1,355,000	1,402,109
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	2,000,000	2,050,990
Series 2004-90, Class GC 4.35% due 11/25/2034(4)	276,607	278,966
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,005,805
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	267,554
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	75,455	82,010
Federal National Mtg. Assoc. REMIC VRS Series 2015-M13, Class A2 2.71% due 06/25/2025(1)(3)	515,000	501,746
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	1,239,000	1,216,695
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,273,000	1,260,518

		43,396,881

Government National Mtg. Assoc. — 3.4%
4.50% due 03/15/2038	20,094	20,958
4.50% due 03/15/2039	6,174	6,473
4.50% due 05/15/2039	178,945	188,590
4.50% due 06/15/2039	151,374	160,098
4.50% due 07/15/2039	298,945	315,633
4.50% due 09/15/2039	3,745	3,967
4.50% due 12/15/2039	65,892	68,635
4.50% due 04/15/2040	116,635	122,842
4.50% due 06/15/2040	304,284	322,279
4.50% due 08/15/2040	51,952	55,042
5.00% due 09/15/2035	1,592	1,706
5.00% due 02/15/2036	69,611	74,606
5.00% due 05/15/2036	6,254	6,578
6.00% due 01/15/2032	8,979	9,876
7.50% due 02/15/2029	4,586	4,695
7.50% due 07/15/2030	128	130
7.50% due 01/15/2031	5,072	5,546
Government National Mtg. Assoc. REMIC Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	448,474
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	326,611	342,611

89

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	$1,000,000	$1,050,333
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	568,385	617,589
Series 2009-91, Class PR 5.00% due 09/20/2038(4)	278,759	282,140

		4,108,801

Resolution Funding Corp — 1.6%
zero coupon due 07/15/2020 STRIPS	2,000,000	1,894,445

Total U.S. Government Agencies
(cost $72,266,005)		70,138,855

U.S. GOVERNMENT TREASURIES — 24.6%
United States Treasury Bonds — 9.2%
zero coupon due 08/15/2024	2,040,000	1,719,371
2.88% due 08/15/2045#	1,000,000	980,195
3.13% due 02/15/2043	1,000,000	1,026,875
3.75% due 08/15/2041	4,000,000	4,533,281
3.88% due 08/15/2040	2,500,000	2,880,469

		11,140,191

United States Treasury Notes — 15.4%
1.75% due 05/15/2023	8,000,000	7,658,750
2.00% due 02/15/2022	5,000,000	4,893,750
2.50% due 08/15/2023	3,000,000	2,973,047
2.63% due 08/15/2020	3,250,000	3,262,314

		18,787,861

Total U.S. Government Treasuries
(cost $29,586,933)		29,928,052

FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
Sovereign — 1.8%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,341,690)	2,641,000	2,221,867

Total Long-Term Investment Securities
(cost $119,451,977)		117,159,415

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(7)(8) (cost $350,485)	350,485	350,485

REPURCHASE AGREEMENTS — 3.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $4,206,033 and collateralized by $4,705,000 of United States Treasury Notes, bearing interest at 1.63%, due 02/15/2026 and having an approximate value of $4,336,194 (cost $4,206,000)	4,206,000	4,206,000

TOTAL INVESTMENTS
(cost $124,008,462)(9)	100.2%	121,715,900
Liabilities in excess of other assets	(0.2)	(291,173)

NET ASSETS	100.0%	$121,424,727

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $3,765,305 representing 3.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2018.
(6)	Principal Only
(7)	At May 31, 2018, the Fund had loaned securities with a total value of $2,176,283. This was secured by collateral of $350,485, which was received in cash and subsequently invested in short-term investments currently valued at $350,485 as reported in the Portfolio of Investments. Additional collateral of $1,893,111 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	2.00% to 25.72%	06/15/2018 to 11/15/2047	$247,681
Federal National Mtg. Assoc.	1.25% to 16.32%	07/25/2019 to 12/25/2047	321,006
Government National Mtg. Assoc.	1.11% to 27.85%	11/20/2026 to 05/16/2059	464,335
United States Treasury Bills	0.00%	07/05/2018 to 08/30/2018	36,470
United States Treasury Notes/Bonds	0.13% to 4.38%	10/31/2018 to 02/15/2047	823,619

(8)	The rate shown is the 7-day yield as of May 31, 2018
(9)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

90

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed	$—	$5,694,001	$—	$5,694,001
U.S. Corporate Bonds & Notes	—	7,314,627	—	7,314,627
Foreign Corporate Bonds & Notes	—	1,862,013	—	1,862,013
U.S. Government Agencies	—	70,138,855	—	70,138,855
U.S. Government Treasuries	—	29,928,052	—	29,928,052
Foreign Government Obligations	—	2,221,867	—	2,221,867
Short-Term Investment Securities	350,485	—	—	350,485
Repurchase Agreements	—	4,206,000	—	4,206,000

Total Investments at Value	$350,485	$121,365,415	$—	$121,715,900

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

91

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Web Portals/ISP	6.3%
Computers	6.0
E-Commerce/Products	5.9
Applications Software	5.9
Internet Content — Entertainment	5.6
Finance — Credit Card	4.9
Medical — Biomedical/Gene	4.2
Aerospace/Defense	3.9
Medical Instruments	3.2
Medical — HMO	2.4
Retail — Discount	2.2
Semiconductor Equipment	2.0
Commercial Services — Finance	1.8
Electronic Components — Semiconductors	1.7
Medical — Drugs	1.4
Cosmetics & Toiletries	1.4
Registered Investment Companies	1.4
Retail — Restaurants	1.3
Retail — Major Department Stores	1.2
Retail — Apparel/Shoe	1.2
Multimedia	1.2
Entertainment Software	1.1
Beverages — Wine/Spirits	1.1
Real Estate Investment Trusts	1.0
Diversified Banking Institutions	0.9
Semiconductor Components — Integrated Circuits	0.8
Tobacco	0.8
Transport — Truck	0.8
Industrial Automated/Robotic	0.8
Computer Services	0.8
Banks — Commercial	0.8
Oil Companies — Exploration & Production	0.8
Commercial Services	0.8
Internet Security	0.7
Athletic Footwear	0.7
Auto/Truck Parts & Equipment — Original	0.7
Cruise Lines	0.7
Beverages — Non-alcoholic	0.7
Airlines	0.7
Machinery — General Industrial	0.6
Transport — Rail	0.6
Casino Hotels	0.6
Medical Products	0.6
Chemicals — Diversified	0.5
Electronic Forms	0.5
Human Resources	0.5
Internet Application Software	0.5
Aerospace/Defense — Equipment	0.5
Diagnostic Kits	0.5
Diversified Manufacturing Operations	0.5
Apparel Manufacturers	0.5
Auto — Cars/Light Trucks	0.5
Computer Software	0.5
Oil — Field Services	0.4
Data Processing/Management	0.4
Retail — Auto Parts	0.4
Hotels/Motels	0.4
Time Deposits	0.4
Machinery — Construction & Mining	0.4
Electronic Measurement Instruments	0.4
Finance — Other Services	0.4
Computer Aided Design	0.3
Building — Residential/Commercial	0.3
Finance — Investment Banker/Broker	0.3
Engines — Internal Combustion	0.3
Retail — Drug Store	0.3
Insurance — Life/Health	0.3
Banks — Super Regional	0.3
Lighting Products & Systems	0.3

Food — Misc./Diversified	0.3%
Networking Products	0.3
Building Products — Cement	0.3
E-Services/Consulting	0.2
Instruments — Controls	0.2
Soap & Cleaning Preparation	0.2
Distribution/Wholesale	0.2
Decision Support Software	0.2
Schools	0.2
Medical Information Systems	0.2
Chemicals — Specialty	0.2
E-Commerce/Services	0.2
Diagnostic Equipment	0.2
Footwear & Related Apparel	0.2
Rental Auto/Equipment	0.2
Resorts/Theme Parks	0.2
Consumer Products — Misc.	0.2
Exchange-Traded Funds	0.2
Insurance — Property/Casualty	0.2
Retail — Building Products	0.2
Food — Dairy Products	0.2
Independent Power Producers	0.2
Computers — Memory Devices	0.2
Cellular Telecom	0.2
Garden Products	0.1
Medical Labs & Testing Services	0.1
Machinery — Pumps	0.1
Oil Companies — Integrated	0.1
Radio	0.1
Transactional Software	0.1
Web Hosting/Design	0.1
Retail — Jewelry	0.1
Food — Retail	0.1
Insurance — Multi-line	0.1
Environmental Monitoring & Detection	0.1
Filtration/Separation Products	0.1
Food — Catering	0.1
Oil Refining & Marketing	0.1
Retail — Automobile	0.1
Pharmacy Services	0.1
Investment Management/Advisor Services	0.1
Brewery	0.1
Toys	0.1
Metal — Copper	0.1
Transport — Services	0.1
Building Products — Air & Heating	0.1
E-Marketing/Info	0.1
Retail — Misc./Diversified	0.1
Industrial Gases	0.1
Cable/Satellite TV	0.1
Retail — Home Furnishings	0.1
Internet Infrastructure Software	0.1
Satellite Telecom	0.1
Retail — Convenience Store	0.1

100.9%

*	Calculated as a percentage of net assets

92

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.9%
Aerospace/Defense — 3.9%
Boeing Co.	84,030	$29,592,005
Bombardier, Inc., Class B†	453,490	1,706,796
General Dynamics Corp.	4,212	849,602
Lockheed Martin Corp.	39,745	12,501,392
Raytheon Co.	10,474	2,194,303

		46,844,098

Aerospace/Defense - Equipment — 0.5%
Astronics Corp.†	522	18,374
Curtiss-Wright Corp.	13,905	1,769,411
United Technologies Corp.	35,830	4,472,301

		6,260,086

Airlines — 0.7%
Delta Air Lines, Inc.	121,634	6,574,318
Ryanair Holdings PLC ADR†#	13,390	1,552,035

		8,126,353

Apparel Manufacturers — 0.5%
Columbia Sportswear Co.	6,018	524,228
Kering SA	2,870	1,656,004
Michael Kors Holdings, Ltd.†	29,543	1,695,473
Oxford Industries, Inc.	2,723	224,702
Under Armour, Inc., Class C†#	81,010	1,532,709

		5,633,116

Applications Software — 5.9%
Microsoft Corp.	494,384	48,864,915
Red Hat, Inc.†	14,390	2,337,224
salesforce.com, Inc.†	118,160	15,281,633
Tableau Software, Inc., Class A†	40,720	4,025,986

		70,509,758

Athletic Footwear — 0.7%
adidas AG	8,610	1,949,224
NIKE, Inc., Class B	90,070	6,467,026

		8,416,250

Auto - Cars/Light Trucks — 0.5%
Tesla, Inc.†#	19,690	5,606,334

Auto/Truck Parts & Equipment - Original — 0.7%
Valeo SA	17,168	1,087,871
WABCO Holdings, Inc.†	58,597	7,086,135

		8,174,006

Banks - Commercial — 0.8%
Banco do Brasil SA	40,200	326,030
Bank Mandiri Persero Tbk PT	2,202,300	1,113,517
CaixaBank SA	68,610	291,669
Central Pacific Financial Corp.	18,706	550,705
Chiba Bank, Ltd.	91,000	698,073
Erste Group Bank AG	38,102	1,577,563
Grupo Financiero Banorte SAB de CV, Class O	143,570	760,585
HDFC Bank, Ltd.	27,560	868,369
Itau Unibanco Holding SA (Preference Shares)	30,100	346,898
KBC Group NV	17,050	1,319,648
Merchants Bancorp	2,474	63,112
Standard Chartered PLC	88,610	889,123
Swedbank AB, Class A	32,850	683,228

		9,488,520

Banks - Super Regional — 0.3%
US Bancorp	71,460	3,572,285

Beverages - Non-alcoholic — 0.7%
Coca-Cola Bottlers Japan Holdings, Inc.	20,900	875,460

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic (continued)
Coca-Cola Co.	8,369	$359,867
Coca-Cola HBC AG	23,740	811,212
PepsiCo, Inc.	60,806	6,095,801

		8,142,340

Beverages - Wine/Spirits — 1.1%
Constellation Brands, Inc., Class A	39,005	8,701,236
Diageo PLC	57,610	2,116,095
Treasury Wine Estates, Ltd.	164,030	2,050,263

		12,867,594

Brewery — 0.1%
Heineken NV	11,422	1,145,120

Building Products - Air & Heating — 0.1%
Daikin Industries, Ltd.	9,000	1,035,810

Building Products - Cement — 0.3%
CRH PLC	44,640	1,649,300
HeidelbergCement AG	16,140	1,430,648

		3,079,948

Building - Residential/Commercial — 0.3%
PulteGroup, Inc.	62,409	1,887,872
Toll Brothers, Inc.	41,867	1,653,328
William Lyon Homes, Class A†	6,513	155,335

		3,696,535

Cable/Satellite TV — 0.1%
Comcast Corp., Class A	24,379	760,137
DISH Network Corp., Class A†	5,792	171,154

		931,291

Casino Hotels — 0.6%
Las Vegas Sands Corp.	84,646	6,823,314

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	32,619	1,816,878

Chemicals - Diversified — 0.5%
Arkema SA	2,710	332,135
Huntsman Corp.	11,936	381,594
LyondellBasell Industries NV, Class A	42,532	4,768,688
Symrise AG	13,530	1,099,417

		6,581,834

Chemicals - Specialty — 0.2%
Kraton Corp.†	9,869	478,844
Stepan Co.	1,418	103,088
Umicore SA	26,000	1,466,220
W.R. Grace & Co.	9,135	653,975

		2,702,127

Commercial Services — 0.8%
Care.com, Inc.†	4,879	101,190
Ecolab, Inc.	33,160	4,728,948
Intertek Group PLC	20,885	1,517,889
Medifast, Inc.	7,073	1,036,124
Nutrisystem, Inc.#	20,191	753,124
Wirecard AG	6,190	957,171

		9,094,446

Commercial Services - Finance — 1.8%
PayPal Holdings, Inc.†	184,882	15,173,266
S&P Global, Inc.	20,734	4,094,965
Square, Inc., Class A†	26,730	1,557,022
Total System Services, Inc.	15,617	1,330,412

		22,155,665

93

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Aided Design — 0.3%
Cadence Design Systems, Inc.†	45,431	$1,928,546
Synopsys, Inc.†	20,298	1,787,645

		3,716,191

Computer Services — 0.8%
Accenture PLC, Class A	6,581	1,024,925
DXC Technology Co.	51,141	4,710,598
International Business Machines Corp.	22,828	3,225,825
Syntel, Inc.†	11,121	350,311
Unisys Corp.†#	33,448	403,048

		9,714,707

Computer Software — 0.5%
InterXion Holding NV†	15,640	998,770
Splunk, Inc.†	41,027	4,546,202

		5,544,972

Computers — 6.0%
Apple, Inc.	383,739	71,709,307

Computers - Memory Devices — 0.2%
Western Digital Corp.	21,996	1,836,886

Consumer Products - Misc. — 0.2%
Kimberly-Clark Corp.	21,163	2,134,289

Cosmetics & Toiletries — 1.4%
Estee Lauder Cos., Inc., Class A	71,249	10,647,451
Pola Orbis Holdings, Inc.	23,800	1,173,619
Procter & Gamble Co.	34,126	2,496,999
Shiseido Co., Ltd.	18,000	1,419,838
Unilever NV CVA#	23,670	1,318,875

		17,056,782

Cruise Lines — 0.7%
Carnival PLC	19,130	1,223,954
Royal Caribbean Cruises, Ltd.	65,954	6,923,851

		8,147,805

Data Processing/Management — 0.4%
CSG Systems International, Inc.	40,207	1,663,766
Fiserv, Inc.†	45,700	3,317,820

		4,981,586

Decision Support Software — 0.2%
MSCI, Inc.	17,790	2,892,120

Diagnostic Equipment — 0.2%
Lonza Group AG	9,410	2,525,615

Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	29,727	6,189,459

Distribution/Wholesale — 0.2%
Bunzl PLC	45,880	1,396,852
Ferguson PLC	19,300	1,495,783

		2,892,635

Diversified Banking Institutions — 0.9%
Bank of America Corp.	70,480	2,046,739
Credit Suisse Group AG	69,410	1,054,416
JPMorgan Chase & Co.	62,390	6,676,354
UniCredit SpA	44,111	737,008

		10,514,517

Diversified Manufacturing Operations — 0.5%
3M Co.	6,991	1,378,835
Ingersoll-Rand PLC	22,870	2,002,040
Lydall, Inc.†	387	16,215

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Parker-Hannifin Corp.	14,601	$2,495,311

		5,892,401

E-Commerce/Products — 5.9%
Alibaba Group Holding, Ltd. ADR†#	8,150	1,613,782
Amazon.com, Inc.†	40,177	65,473,243
ASOS PLC†	13,876	1,221,833
MonotaRO Co., Ltd.#	22,400	898,451
Start Today Co., Ltd.	51,900	1,796,019

		71,003,328

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	10	21,089
Just Eat PLC†	54,139	606,731
Shutterfly, Inc.†	15,520	1,461,053
Stamps.com, Inc.†	1,789	448,681

		2,537,554

E-Marketing/Info — 0.1%
CyberAgent, Inc.	19,700	1,024,604

E-Services/Consulting — 0.2%
CDW Corp.	37,542	3,005,237

Electric Products - Misc. — 0.0%
AMETEK, Inc.	6,860	500,986

Electronic Components - Misc. — 0.0%
Stoneridge, Inc.†	788	24,846

Electronic Components - Semiconductors — 1.7%
ams AG#	23,710	2,042,589
Broadcom, Inc.	39,826	10,038,940
Infineon Technologies AG	35,290	969,779
NVIDIA Corp.	3,772	951,261
Rohm Co., Ltd.	11,300	1,039,682
Skyworks Solutions, Inc.	7,465	736,124
Texas Instruments, Inc.	16,471	1,843,269
Xilinx, Inc.	37,000	2,520,070

		20,141,714

Electronic Forms — 0.5%
Adobe Systems, Inc.†	25,998	6,480,781

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	70,265	4,350,809

Engines - Internal Combustion — 0.3%
Cummins, Inc.	25,680	3,656,575

Entertainment Software — 1.1%
Activision Blizzard, Inc.	53,910	3,822,758
Electronic Arts, Inc.†	50,671	6,633,341
Take-Two Interactive Software, Inc.†	14,627	1,639,394
UbiSoft Entertainment SA†	8,330	910,013

		13,005,506

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	14,581	1,356,033

Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	27,600	1,302,720

Finance - Credit Card — 4.9%
American Express Co.	43,234	4,249,902
Mastercard, Inc., Class A	94,413	17,949,800
Visa, Inc., Class A#	284,274	37,160,297

		59,359,999

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	66,001	3,670,976

94

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Mortgage Loan/Banker — 0.0%
Nationstar Mtg. Holdings, Inc.†	12,949	$232,046

Finance - Other Services — 0.4%
BGC Partners, Inc., Class A	59,077	677,022
Deutsche Boerse AG	10,630	1,422,335
London Stock Exchange Group PLC	36,600	2,178,758

		4,278,115

Food - Catering — 0.1%
Compass Group PLC	58,585	1,259,845

Food - Confectionery — 0.0%
Hershey Co.	1,119	100,755

Food - Dairy Products — 0.2%
Danone SA	26,120	1,993,007

Food - Misc./Diversified — 0.3%
Associated British Foods PLC	24,520	863,426
Chr. Hansen Holding A/S	15,310	1,472,003
Kerry Group PLC, Class A	8,280	874,901

		3,210,330

Food - Retail — 0.1%
Jeronimo Martins SGPS SA	34,700	544,786
Tesco PLC	253,870	829,340

		1,374,126

Footwear & Related Apparel — 0.2%
Deckers Outdoor Corp.†	20,992	2,375,455

Garden Products — 0.1%
Scotts Miracle-Gro Co., Class A#	197	16,771
Toro Co.	30,892	1,791,736

		1,808,507

Home Furnishings — 0.0%
Sleep Number Corp.†	15,724	439,800

Hotels/Motels — 0.4%
Accor SA	17,810	979,270
China Lodging Group, Ltd. ADR#	19,520	859,075
Hilton Grand Vacations, Inc.†	11,567	459,904
Marriott International, Inc., Class A	18,107	2,450,964

		4,749,213

Human Resources — 0.5%
ASGN, Inc.†	9,801	754,677
Insperity, Inc.	20,480	1,884,160
Kforce, Inc.	4,215	141,835
Recruit Holdings Co., Ltd.	47,900	1,327,309
Robert Half International, Inc.	31,753	2,022,031
TrueBlue, Inc.†	7,933	204,671

		6,334,683

Independent Power Producers — 0.2%
NRG Energy, Inc.	57,571	1,970,655

Industrial Automated/Robotic — 0.8%
Cognex Corp.	28,130	1,285,822
Keyence Corp.	5,300	3,239,818
Nordson Corp.	12,370	1,554,043
Yaskawa Electric Corp.	91,500	3,674,828

		9,754,511

Industrial Gases — 0.1%
Praxair, Inc.	6,165	963,343

Instruments - Controls — 0.2%
Honeywell International, Inc.	20,020	2,961,158

Security Description	Shares	Value (Note 2)

Insurance - Life/Health — 0.3%
AIA Group, Ltd.	297,800	$2,717,409
Aviva PLC	132,699	901,252

		3,618,661

Insurance - Multi-line — 0.1%
Assurant, Inc.	14,697	1,371,965

Insurance - Property/Casualty — 0.2%
Infinity Property & Casualty Corp.	14,575	2,109,003

Internet Application Software — 0.5%
Tencent Holdings, Ltd.	124,300	6,265,671

Internet Content - Entertainment — 5.6%
Facebook, Inc., Class A†	272,960	52,348,269
Netflix, Inc.†	38,980	13,705,368
Twitter, Inc.†	37,251	1,292,609

		67,346,246

Internet Content - Information/News — 0.0%
HealthStream, Inc.	3,038	84,608

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	5,122	886,669

Internet Security — 0.7%
Palo Alto Networks, Inc.†	42,148	8,770,577

Investment Management/Advisor Services — 0.1%
Julius Baer Group, Ltd.	19,730	1,148,069

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.#	28,820	3,407,965

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	20,873	3,170,817
Hyster-Yale Materials Handling, Inc.	385	25,680
Komatsu, Ltd.	40,300	1,318,314

		4,514,811

Machinery - General Industrial — 0.6%
Hexagon AB, Class B	22,840	1,287,519
Wabtec Corp.#	64,480	6,287,445

		7,574,964

Machinery - Pumps — 0.1%
Weir Group PLC#	53,800	1,567,586

Medical Information Systems — 0.2%
Cerner Corp.†	45,618	2,722,482

Medical Instruments — 3.2%
Boston Scientific Corp.†	143,270	4,353,975
Edwards Lifesciences Corp.†	86,383	11,861,250
Intuitive Surgical, Inc.†	45,756	21,032,660
Sysmex Corp.	15,400	1,380,707

		38,628,592

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	15,723	1,674,971

Medical Products — 0.6%
ABIOMED, Inc.†	11,793	4,494,784
Atrion Corp.	154	90,860
Orthofix International NV†	3,519	192,313
Penumbra, Inc.†	11,600	1,866,440

		6,644,397

Medical - Biomedical/Gene — 4.2%
Alexion Pharmaceuticals, Inc.†	18,025	2,093,243
Alnylam Pharmaceuticals, Inc.†	13,840	1,376,665
Amgen, Inc.	25,105	4,509,360

95

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Biogen, Inc.†	28,731	$8,445,765
Bluebird Bio, Inc.†#	6,550	1,172,778
Celgene Corp.†	106,190	8,355,029
CSL, Ltd.	19,150	2,682,191
Exelixis, Inc.†	52,377	1,085,775
Gilead Sciences, Inc.	63,720	4,294,728
Illumina, Inc.†	8,900	2,424,716
Ionis Pharmaceuticals, Inc.†#	39,030	1,820,749
Regeneron Pharmaceuticals, Inc.†	23,460	7,045,507
Sage Therapeutics, Inc.†#	9,140	1,395,587
Vertex Pharmaceuticals, Inc.†	25,594	3,941,476

		50,643,569

Medical - Drugs — 1.4%
AbbVie, Inc.	43,719	4,325,558
Allergan PLC	10,098	1,522,778
AstraZeneca PLC	24,330	1,775,905
Bristol-Myers Squibb Co.	40,929	2,153,684
Eli Lilly & Co.	23,182	1,971,397
Johnson & Johnson	9,424	1,127,299
Zoetis, Inc.	54,084	4,526,831

		17,403,452

Medical - HMO — 2.4%
Cigna Corp.	10,491	1,776,861
Tivity Health, Inc.†	35,671	1,250,268
UnitedHealth Group, Inc.	88,608	21,399,718
WellCare Health Plans, Inc.†	22,127	4,904,892

		29,331,739

Metal - Copper — 0.1%
First Quantum Minerals, Ltd.	70,020	1,098,957

Multimedia — 1.2%
Entravision Communications Corp., Class A	79,058	316,232
FactSet Research Systems, Inc.	5,800	1,165,858
Liberty Media Corp. — Liberty Formula One, Series C†#	30,264	955,737
Time Warner, Inc.	15,720	1,480,195
Vivendi SA	36,630	921,597
Walt Disney Co.	92,224	9,173,522

		14,013,141

Networking Products — 0.3%
LogMeIn, Inc.	29,603	3,194,164

Oil Companies - Exploration & Production — 0.8%
Concho Resources, Inc.†#	26,810	3,681,281
EOG Resources, Inc.	39,130	4,609,905
Lundin Petroleum AB	35,770	1,134,893

		9,426,079

Oil Companies - Integrated — 0.1%
Royal Dutch Shell PLC, Class A	42,192	1,468,000

Oil Refining & Marketing — 0.1%
Neste Oyj	14,990	1,221,987

Oil - Field Services — 0.4%
Halliburton Co.	103,247	5,135,506

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	15,738	1,193,098

Publishing - Newspapers — 0.0%
tronc, Inc.†	11,183	179,375

Radio — 0.1%
Sirius XM Holdings, Inc.	206,750	1,467,925

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 1.0%
Equity Residential	49,599	$3,173,840
PotlatchDeltic Corp.	25,146	1,269,873
PS Business Parks, Inc.	8,976	1,100,099
SBA Communications Corp.†	44,044	6,962,035

		12,505,847

Real Estate Management/Services — 0.0%
Newmark Group, Inc., Class A	4,780	64,195

Rental Auto/Equipment — 0.2%
Ashtead Group PLC	21,198	654,130
Localiza Rent a Car SA	135,300	895,232
McGrath RentCorp	9,394	611,362

		2,160,724

Resort/Theme Parks — 0.2%
Vail Resorts, Inc.	8,919	2,147,606

Retail - Apparel/Shoe — 1.2%
ANTA Sports Products, Ltd.	173,000	995,162
Burlington Stores, Inc.†	13,484	1,972,035
Lojas Renner SA	43,100	341,880
Ross Stores, Inc.	81,829	6,454,671
Tapestry, Inc.	74,997	3,278,869
Zalando SE†*	22,555	1,202,006

		14,244,623

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	18,080	4,870,933

Retail - Automobile — 0.1%
Asbury Automotive Group, Inc.†	17,529	1,219,142

Retail - Building Products — 0.2%
Home Depot, Inc.	11,261	2,100,740

Retail - Convenience Store — 0.1%
CP ALL PCL	252,400	637,115

Retail - Discount — 2.2%
B&M European Value Retail SA	219,019	1,171,412
Costco Wholesale Corp.	36,380	7,211,971
Dollar Tree, Inc.†	84,246	6,957,877
Dollarama, Inc.	4,740	547,078
Don Quijote Holdings Co., Ltd.	16,700	886,301
Magazine Luiza SA	19,300	558,521
Target Corp.	90,152	6,571,179
Walmart, Inc.	33,997	2,806,113

		26,710,452

Retail - Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	58,178	3,629,725

Retail - Home Furnishings — 0.1%
Nitori Holdings Co., Ltd.	5,300	908,936

Retail - Jewelry — 0.1%
Cie Financiere Richemont SA	15,300	1,405,023

Retail - Major Department Stores — 1.2%
TJX Cos., Inc.	159,229	14,381,563

Retail - Misc./Diversified — 0.1%
Ryohin Keikaku Co., Ltd.	3,000	1,016,729

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	15,365	552,679

Retail - Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	7,391	3,179,460
Darden Restaurants, Inc.	53,198	4,650,037
McDonald’s Corp.	2,735	437,627

96

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants (continued)
Ruth’s Hospitality Group, Inc.	888	$23,577
Starbucks Corp.	130,450	7,392,602

		15,683,303

Satellite Telecom — 0.1%
Cellnex Telecom SA#*	34,180	871,071

Schools — 0.2%
Cambium Learning Group, Inc.†	6,713	67,197
Grand Canyon Education, Inc.†	14,875	1,652,612
TAL Education Group ADR†	25,230	1,071,266

		2,791,075

Semiconductor Components - Integrated Circuits — 0.8%
Analog Devices, Inc.	24,050	2,337,179
Maxim Integrated Products, Inc.	108,498	6,363,408
NXP Semiconductors NV†	5,136	585,504
Taiwan Semiconductor Manufacturing Co., Ltd.	77,000	574,552

		9,860,643

Semiconductor Equipment — 2.0%
Applied Materials, Inc.	230,295	11,694,380
ASML Holding NV	40,638	7,928,523
Lam Research Corp.	13,216	2,619,147
MKS Instruments, Inc.	12,051	1,352,122

		23,594,172

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	62,397	2,929,539

Telecom Services — 0.0%
Vonage Holdings Corp.†	21,882	250,549

Tobacco — 0.8%
Altria Group, Inc.	95,038	5,297,418
British American Tobacco PLC	16,180	832,338
Philip Morris International, Inc.	46,752	3,718,654

		9,848,410

Toys — 0.1%
Nintendo Co., Ltd.	2,700	1,111,492

Transactional Software — 0.1%
Amadeus IT Group SA	18,450	1,462,136

Transport - Rail — 0.6%
Union Pacific Corp.	51,057	7,288,897

Transport - Services — 0.1%
DSV A/S	13,140	1,091,700

Transport - Truck — 0.8%
JB Hunt Transport Services, Inc.	34,960	4,478,376
XPO Logistics, Inc.†	50,522	5,317,440

		9,795,816

Web Hosting/Design — 0.1%
VeriSign, Inc.†	11,082	1,445,536

Web Portals/ISP — 6.3%
Alphabet, Inc., Class A†	52,397	57,636,700
Alphabet, Inc., Class C†	13,040	14,148,270
Baidu, Inc. ADR†	12,000	2,910,720
Yandex NV, Class A†	27,450	920,124

		75,615,814

Total Common Stocks
(cost $893,466,621)		1,189,990,611

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth ETF (cost $2,122,807)	14,940	$2,127,904

Total Long-Term Investment Securities
(cost $895,589,428)		1,192,118,515

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	16,963,764	16,963,764

Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co 0.28% due 06/01/18.	$4,706,000	4,706,000

Total Short-Term Investment Securities
(cost $21,669,764)		21,669,764

TOTAL INVESTMENTS
(cost $917,259,192)(3)	100.9%	1,213,788,279
Liabilities in excess of other assets	(0.9)	(11,139,067)

NET ASSETS	100.0%	$1,202,649,212

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $2,073,077 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At May 31, 2018, the Fund had loaned securities with a total value of $36,400,441. This was secured by collateral of $16,963,764, which was received in cash and subsequently invested in short-term investments currently valued at $16,963,764 as reported in the Portfolio of Investments. Additional collateral of $20,903,465 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$1,424,537
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	576,840
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	379,287
United States Treasury Bills	0.00%	06/07/2018 to 11/08/2018	2,559,109
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	15,963,692

(2)	The rate shown is the 7-day yield as of May 31, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen

97

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse	CHF	938,134	USD	988,509	06/29/2018	$34,539	$—
	JPY	231,577,500	USD	2,191,212	06/29/2018	58,753	—
	USD	324,145	CHF	312,190	06/29/2018	—	(6,685)
	USD	243,645	JPY	26,222,175	06/29/2018	—	(2,180)

						93,292	(8,865)

UBS AG	EUR	5,529,938	USD	6,859,023	06/29/2018	381,656	—
	USD	1,004,223	EUR	809,261	06/29/2018	—	(56,314)

						381,656	(56,314)

Net Unrealized Appreciation (Depreciation)						$474,948	$(65,179)

CHF—Swiss Franc

EUR—Euro Currency

JPY—Japanese Yen

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,067,483,124	$122,507,487	**	$—	$1,189,990,611
Exchange-Traded Funds	2,127,904	—		—	2,127,904
Short-Term Investment Securities:
Registered Investment Companies	16,963,764	—		—	16,963,764
Time Deposits	—	4,706,000		—	4,706,000

Total Investments at Value	$1,086,574,792	$127,213,487		$—	$1,213,788,279

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$474,948		$—	$474,948

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$65,179		$—	$65,179

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $87,999,021 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

98

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Applications Software	5.2%
Medical — Drugs	4.8
Computers	4.7
Diversified Banking Institutions	4.3
Electronic Components — Semiconductors	3.6
Web Portals/ISP	3.4
Oil Companies — Exploration & Production	3.3
E-Commerce/Products	3.0
Banks — Super Regional	2.8
Electric — Integrated	2.8
Medical — HMO	2.4
Internet Content — Entertainment	2.4
Chemicals — Diversified	2.1
Real Estate Investment Trusts	2.1
Medical — Biomedical/Gene	2.1
Cable/Satellite TV	2.0
Oil Companies — Integrated	2.0
Finance — Credit Card	2.0
Transport — Rail	1.9
Time Deposits	1.7
Retail — Building Products	1.7
Insurance — Multi-line	1.6
Beverages — Non-alcoholic	1.6
Multimedia	1.6
Aerospace/Defense	1.5
Insurance — Property/Casualty	1.5
Diversified Manufacturing Operations	1.4
Medical Products	1.4
Medical Instruments	1.3
Instruments — Controls	1.2
Tobacco	1.1
Computer Services	1.1
Banks — Fiduciary	1.1
Cosmetics & Toiletries	1.1
Semiconductor Components — Integrated Circuits	1.0
Tools — Hand Held	1.0
Enterprise Software/Service	0.9
Retail — Discount	0.8
Food — Misc./Diversified	0.8
Retail — Auto Parts	0.8
Data Processing/Management	0.7
Aerospace/Defense — Equipment	0.7
Telephone — Integrated	0.6
Electronic Forms	0.6
Diagnostic Equipment	0.6
Oil Refining & Marketing	0.6
Brewery	0.6
Athletic Footwear	0.6
Airlines	0.6
Auto — Cars/Light Trucks	0.5
Finance — Investment Banker/Broker	0.5
Finance — Other Services	0.5
Insurance — Life/Health	0.5
Apparel Manufacturers	0.4
Retail — Drug Store	0.4
Building Products — Wood	0.4
Retail — Apparel/Shoe	0.4
Hotels/Motels	0.4
Banks — Commercial	0.4
Commercial Services — Finance	0.3
Engines — Internal Combustion	0.3
Building — Residential/Commercial	0.3
E-Commerce/Services	0.3
Auto/Truck Parts & Equipment — Original	0.3
Retail — Consumer Electronics	0.3
Electronic Security Devices	0.3
Investment Management/Advisor Services	0.3
Cellular Telecom	0.3
Auto — Heavy Duty Trucks	0.3

Pharmacy Services	0.3
Containers — Paper/Plastic	0.3
Machinery — Construction & Mining	0.3
Networking Products	0.3
Retail — Restaurants	0.3
Beverages — Wine/Spirits	0.3
Pipelines	0.2
Distribution/Wholesale	0.2
Insurance Brokers	0.2
Medical — Wholesale Drug Distribution	0.2
Insurance — Reinsurance	0.2
Metal — Copper	0.1
Containers — Metal/Glass	0.1
Medical — Generic Drugs	0.1
Machinery — Farming	0.1
Radio	0.1
Cruise Lines	0.1
Retail — Major Department Stores	0.1
Electronic Measurement Instruments	0.1
Electronic Connectors	0.1
Gold Mining	0.1
Entertainment Software	0.1

100.0%

*	Calculated as a percentage of net assets

99

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Aerospace/Defense — 1.5%
Boeing Co.	1,224	$431,044
General Dynamics Corp.	3,914	789,493
Northrop Grumman Corp.	2,308	755,293

		1,975,830

Aerospace/Defense - Equipment — 0.7%
Harris Corp.	614	92,389
United Technologies Corp.	6,054	755,660

		848,049

Airlines — 0.6%
Delta Air Lines, Inc.	11,566	625,142
United Continental Holdings, Inc.†	1,346	93,668

		718,810

Apparel Manufacturers — 0.4%
PVH Corp.	3,636	581,760

Applications Software — 5.2%
Intuit, Inc.	1,657	334,051
Microsoft Corp.	53,763	5,313,935
salesforce.com, Inc.†	7,674	992,479

		6,640,465

Athletic Footwear — 0.6%
NIKE, Inc., Class B	10,044	721,159

Auto - Cars/Light Trucks — 0.5%
Ford Motor Co.	57,586	665,118

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	5,663	352,408

Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	2,735	266,662
Delphi Technologies PLC	2,965	148,547

		415,209

Banks - Commercial — 0.4%
BB&T Corp.	6,876	360,990
SVB Financial Group†	305	95,200

		456,190

Banks - Fiduciary — 1.1%
Bank of New York Mellon Corp.	7,664	419,604
State Street Corp.	10,564	1,015,306

		1,434,910

Banks - Super Regional — 2.8%
Capital One Financial Corp.	9,214	866,116
Fifth Third Bancorp	2,896	88,560
Huntington Bancshares, Inc.	17,198	255,734
KeyCorp	19,050	370,332
SunTrust Banks, Inc.	6,740	455,017
Wells Fargo & Co.	28,748	1,552,105

		3,587,864

Beverages - Non-alcoholic — 1.6%
Coca-Cola Co.	16,628	715,004
PepsiCo, Inc.	13,602	1,363,600

		2,078,604

Beverages - Wine/Spirits — 0.3%
Constellation Brands, Inc., Class A	1,478	329,712

Brewery — 0.6%
Molson Coors Brewing Co., Class B	12,184	751,144

Security Description	Shares	Value (Note 2)

Building Products - Cement — 0.0%
Vulcan Materials Co.#	23	$2,938

Building Products - Wood — 0.4%
Masco Corp.	12,848	478,845

Building - Residential/Commercial — 0.3%
Lennar Corp., Class A	6,898	356,903
Toll Brothers, Inc.	1,950	77,005

		433,908

Cable/Satellite TV — 2.0%
Charter Communications, Inc., Class A†	3,684	961,671
Comcast Corp., Class A	46,441	1,448,031
DISH Network Corp., Class A†	7,258	214,474

		2,624,176

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	6,350	353,695

Chemicals - Diversified — 2.1%
Celanese Corp., Series A	2,998	338,534
DowDuPont, Inc.	24,506	1,571,080
Eastman Chemical Co.	7,550	787,540

		2,697,154

Commercial Services - Finance — 0.3%
H&R Block, Inc.	2,239	61,460
Worldpay, Inc., Class A†	4,938	392,423

		453,883

Computer Services — 1.1%
Accenture PLC, Class A	7,009	1,091,581
International Business Machines Corp.	2,535	358,221

		1,449,802

Computers — 4.7%
Apple, Inc.	26,598	4,970,368
Hewlett Packard Enterprise Co.	33,700	513,588
HP, Inc.	23,218	511,493

		5,995,449

Containers - Metal/Glass — 0.1%
Crown Holdings, Inc.†	4,154	180,034

Containers - Paper/Plastic — 0.3%
WestRock Co.	5,820	342,682

Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	4,746	299,425
Estee Lauder Cos., Inc., Class A	3,750	560,400
Procter & Gamble Co.	6,768	495,215

		1,355,040

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	1,290	135,424

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	8,335	852,004

Diagnostic Equipment — 0.6%
Danaher Corp.	3,379	335,467
Thermo Fisher Scientific, Inc.	2,185	455,070

		790,537

Distribution/Wholesale — 0.2%
Fastenal Co.#	5,213	277,488

Diversified Banking Institutions — 4.3%
Bank of America Corp.	87,410	2,538,387
Citigroup, Inc.	25,748	1,717,134

100

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
Morgan Stanley	24,381	$1,222,463

		5,477,984

Diversified Manufacturing Operations — 1.4%
Eaton Corp. PLC	10,222	782,801
Ingersoll-Rand PLC	10,160	889,406
Parker-Hannifin Corp.	720	123,048

		1,795,255

E-Commerce/Products — 3.0%
Amazon.com, Inc.†	2,351	3,831,237

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	129	272,051
Expedia Group, Inc.	1,243	150,440

		422,491

Electric - Integrated — 2.8%
American Electric Power Co., Inc.	8,127	552,229
Exelon Corp.	14,426	597,092
NextEra Energy, Inc.	7,743	1,283,867
PG&E Corp.	5,400	233,982
Public Service Enterprise Group, Inc.	7,954	421,403
Xcel Energy, Inc.	10,890	495,713

		3,584,286

Electronic Components - Semiconductors — 3.6%
Broadcom, Inc.	4,085	1,029,706
Intel Corp.	5,274	291,125
Microchip Technology, Inc.#	5,011	487,971
Micron Technology, Inc.†	3,358	193,387
NVIDIA Corp.	5,138	1,295,753
Texas Instruments, Inc.	11,620	1,300,394

		4,598,336

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	1,138	105,925

Electronic Forms — 0.6%
Adobe Systems, Inc.†	3,248	809,661

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	1,811	112,137

Electronic Security Devices — 0.3%
Allegion PLC	4,946	378,023

Engines - Internal Combustion — 0.3%
Cummins, Inc.	3,086	439,416

Enterprise Software/Service — 0.9%
Oracle Corp.	16,424	767,329
Workday, Inc., Class A†	2,889	378,344

		1,145,673

Entertainment Software — 0.1%
Activision Blizzard, Inc.	943	66,868

Finance - Credit Card — 2.0%
Alliance Data Systems Corp.	557	117,426
American Express Co.	1,434	140,962
Mastercard, Inc., Class A	1,323	251,529
Visa, Inc., Class A#	15,533	2,030,474

		2,540,391

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	11,706	651,088

Finance - Other Services — 0.5%
CME Group, Inc.	784	127,714

Security Description	Shares	Value (Note 2)

Finance - Other Services (continued)
Intercontinental Exchange, Inc.	6,728	$476,948

		604,662

Food - Misc./Diversified — 0.8%
Mondelez International, Inc., Class A	26,784	1,051,808

Gold Mining — 0.1%
Newmont Mining Corp.	2,657	103,437

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	5,695	459,643

Instruments - Controls — 1.2%
Honeywell International, Inc.	9,720	1,437,685
Mettler-Toledo International, Inc.†	138	76,002

		1,513,687

Insurance Brokers — 0.2%
Arthur J. Gallagher & Co.	1,048	69,462
Marsh & McLennan Cos., Inc.	2,060	165,562

		235,024

Insurance - Life/Health — 0.5%
Lincoln National Corp.	6,087	403,507
Prudential Financial, Inc.	1,980	191,743

		595,250

Insurance - Multi-line — 1.6%
Chubb, Ltd.	5,021	656,194
Hartford Financial Services Group, Inc.	11,547	604,255
MetLife, Inc.	13,901	639,307
Voya Financial, Inc.	3,625	188,282

		2,088,038

Insurance - Property/Casualty — 1.5%
Berkshire Hathaway, Inc., Class B†	9,798	1,876,611

Insurance - Reinsurance — 0.2%
Everest Re Group, Ltd.	912	205,464

Internet Content - Entertainment — 2.4%
Facebook, Inc., Class A†	14,112	2,706,399
Netflix, Inc.†	929	326,637

		3,033,036

Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	680	363,276

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	2,227	338,304

Machinery - Farming — 0.1%
Deere & Co.	1,132	169,245

Medical Instruments — 1.3%
Boston Scientific Corp.†	28,090	853,655
Intuitive Surgical, Inc.†	454	208,690
Medtronic PLC	7,323	632,122

		1,694,467

Medical Products — 1.4%
Abbott Laboratories	11,905	732,515
Becton Dickinson and Co.	2,023	448,276
Zimmer Biomet Holdings, Inc.	5,335	594,906

		1,775,697

Medical - Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	1,021	118,569
Amgen, Inc.	2,034	365,347
Biogen, Inc.†	1,862	547,353

101

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Celgene Corp.†	4,273	$336,200
Gilead Sciences, Inc.	9,497	640,098
Illumina, Inc.†	826	225,035
Vertex Pharmaceuticals, Inc.†	2,612	402,248

		2,634,850

Medical - Drugs — 4.8%
AbbVie, Inc.	5,907	584,439
Allergan PLC	2,994	451,495
Bristol-Myers Squibb Co.	9,861	518,886
Eli Lilly & Co.	9,064	770,802
Johnson & Johnson	11,608	1,388,549
Merck & Co., Inc.	14,761	878,722
Pfizer, Inc.	43,099	1,548,547
Zoetis, Inc.	734	61,436

		6,202,876

Medical - Generic Drugs — 0.1%
Mylan NV†	4,542	174,685

Medical - HMO — 2.4%
Cigna Corp.	4,673	791,466
UnitedHealth Group, Inc.	9,713	2,345,787

		3,137,253

Medical - Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	2,825	232,045

Metal - Aluminum — 0.0%
Alcoa Corp.†	1,308	62,876

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	10,903	184,261

Multimedia — 1.6%
Time Warner, Inc.	3,350	315,436
Twenty-First Century Fox, Inc., Class A	16,272	627,286
Walt Disney Co.	11,236	1,117,645

		2,060,367

Networking Products — 0.3%
Cisco Systems, Inc.	7,917	338,135

Oil Companies - Exploration & Production — 3.3%
Concho Resources, Inc.†#	3,215	441,452
Diamondback Energy, Inc.	4,034	487,146
EOG Resources, Inc.	10,813	1,273,879
EQT Corp.	5,272	271,719
Occidental Petroleum Corp.	8,381	705,680
Pioneer Natural Resources Co.	5,257	1,015,127

		4,195,003

Oil Companies - Integrated — 2.0%
Chevron Corp.	12,047	1,497,442
Exxon Mobil Corp.	13,211	1,073,262

		2,570,704

Oil Refining & Marketing — 0.6%
Andeavor	1,890	272,972
Marathon Petroleum Corp.	6,427	507,926

		780,898

Pharmacy Services — 0.3%
CVS Health Corp.	5,553	352,005

Pipelines — 0.2%
ONEOK, Inc.	4,616	314,627

Radio — 0.1%
Sirius XM Holdings, Inc.	21,604	153,388

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 2.1%
AvalonBay Communities, Inc.	3,109	$514,664
Brixmor Property Group, Inc.	3,100	49,228
Digital Realty Trust, Inc.	866	93,077
Equinix, Inc.	494	196,044
Equity Residential	7,176	459,192
Federal Realty Investment Trust	1,693	201,281
Prologis, Inc.	1,982	127,542
Public Storage	2,583	547,183
Ventas, Inc.	1,800	98,388
Vornado Realty Trust	5,259	366,605

		2,653,204

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	351	56,009

Retail - Apparel/Shoe — 0.4%
Ross Stores, Inc.	5,914	466,496

Retail - Auto Parts — 0.8%
AutoZone, Inc.†	910	590,881
O’Reilly Automotive, Inc.†	1,677	451,801

		1,042,682

Retail - Building Products — 1.7%
Home Depot, Inc.	8,194	1,528,591
Lowe’s Cos., Inc.	6,746	640,937

		2,169,528

Retail - Consumer Electronics — 0.3%
Best Buy Co., Inc.	5,669	386,909

Retail - Discount — 0.8%
Dollar General Corp.	5,333	466,531
Dollar Tree, Inc.†	7,176	592,666

		1,059,197

Retail - Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	8,852	552,276

Retail - Major Department Stores — 0.1%
TJX Cos., Inc.	1,418	128,074

Retail - Restaurants — 0.3%
Starbucks Corp.	1,074	60,864
Yum! Brands, Inc.	3,365	273,675

		334,539

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	13,232	1,285,886

Telephone - Integrated — 0.6%
AT&T, Inc.	10,558	341,235
Verizon Communications, Inc.	10,138	483,278

		824,513

Tobacco — 1.1%
Altria Group, Inc.	4,155	231,600
Philip Morris International, Inc.	15,339	1,220,064

		1,451,664

Tools - Hand Held — 1.0%
Snap-on, Inc.	2,602	384,628
Stanley Black & Decker, Inc.	6,051	842,541

		1,227,169

Transport - Rail — 1.9%
Norfolk Southern Corp.	6,654	1,009,079
Union Pacific Corp.	10,392	1,483,562

		2,492,641

102

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP — 3.4%
Alphabet, Inc., Class A†	2,039	$2,242,900
Alphabet, Inc., Class C†	1,967	2,134,175

		4,377,075

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	567	60,862

Total Long-Term Investment Securities
(cost $99,183,410)		126,009,408

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/2018 (cost $2,173,000)	$2,173,000	2,173,000

TOTAL INVESTMENTS
(cost $101,356,410)(1)	100.0%	128,182,408
Liabilities in excess of other assets	0.0	(9,999)

NET ASSETS	100.0%	$128,172,409

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
At May 31, 2018, the Fund had loaned securities with a total value of $1,329,386. This was secured by collateral of $1,368,953 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$35,701
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	14,456
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 11/20/2046	9,506
United States Treasury Bills	0.00%	06/21/2018 to 11/08/2018	89,071
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	1,220,219

(1)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
17	Long	S&P 500 E-Mini Index	June 2018	$2,307,797	$2,299,675	$(8,122)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2018 (See Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$126,009,408	$—	$—	$126,009,408
Short-Term Investment Securities	—	2,173,000	—	2,173,000

Total Investments at Value	$126,009,408	$2,173,000	$—	$128,182,408

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,122	$—	$—	$8,122

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

103

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	31.1%
Medical — HMO	17.0
Medical — Drugs	13.7
Medical Products	11.8
Medical Instruments	5.9
Therapeutics	5.5
Diagnostic Equipment	4.0
Registered Investment Companies	2.9
Electronic Measurement Instruments	2.2
Medical — Hospitals	2.0
Drug Delivery Systems	1.1
Pharmacy Services	1.1
Dental Supplies & Equipment	1.0
Medical Information Systems	0.7
Medical Labs & Testing Services	0.6
Dialysis Centers	0.5
Diagnostic Kits	0.4
Instruments — Controls	0.4
Patient Monitoring Equipment	0.2
Medical Imaging Systems	0.2
Applications Software	0.1
Medical — Generic Drugs	0.1

102.5%

*	Calculated as a percentage of net assets

104

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Dental Supplies & Equipment — 1.0%
Align Technology, Inc.†	22,332	$7,413,107

Diagnostic Equipment — 4.0%
Danaher Corp.	114,435	11,361,107
GenMark Diagnostics, Inc.†#	209,342	1,534,477
Quanterix Corp.†#	20,059	369,085
Quanterix Corp.†(2)(3)	32,134	561,702
Thermo Fisher Scientific, Inc.	83,700	17,432,199

		31,258,570

Diagnostic Kits — 0.4%
Quidel Corp.†	54,371	3,409,062

Dialysis Centers — 0.5%
DaVita, Inc.†	51,855	3,465,988

Drug Delivery Systems — 1.1%
DexCom, Inc.†#	37,820	3,327,782
Nektar Therapeutics†	63,700	5,113,199

		8,440,981

Electronic Measurement Instruments — 2.2%
Agilent Technologies, Inc.	255,278	15,806,813
Sartorius AG (Preference Shares)	7,833	1,147,628

		16,954,441

Instruments - Controls — 0.4%
Mettler-Toledo International, Inc.†	5,640	3,106,173

Medical Imaging Systems — 0.2%
Lantheus Holdings, Inc.†	107,423	1,503,922

Medical Information Systems — 0.7%
athenahealth, Inc.†	36,413	5,479,064

Medical Instruments — 5.9%
Bruker Corp.	96,237	2,913,094
Intuitive Surgical, Inc.†	77,946	35,829,438
Teleflex, Inc.	24,100	6,438,556

		45,181,088

Medical Labs & Testing Services — 0.5%
Teladoc, Inc.†#	74,200	3,776,780

Medical Products — 11.4%
AtriCure, Inc.†	48,400	1,147,564
Becton Dickinson and Co.	154,819	34,306,342
Cooper Cos., Inc.	30,822	6,975,327
Glaukos Corp.†#	32,439	1,225,221
Hologic, Inc.†	250,900	9,506,601
K2M Group Holdings, Inc.†#	88,575	2,098,342
Penumbra, Inc.†	15,918	2,561,206
Stryker Corp.	117,109	20,379,308
Terumo Corp.	13,200	779,425
West Pharmaceutical Services, Inc.	55,932	5,201,676
Wright Medical Group NV†#	145,739	3,637,646
Wright Medical Group NV CVR†	7,700	10,010

		87,828,668

Medical - Biomedical/Gene — 31.0%
Abcam PLC	51,398	829,022
Abeona Therapeutics, Inc.†#	76,921	1,361,502
Acceleron Pharma, Inc.†	64,073	2,277,154
Acerta Pharma BV, Class B†(1)(2)(3)	9,771,120	683,978
Achillion Pharmaceuticals, Inc.†	241,169	817,563
Aevi Genomic Medicine, Inc.†	39,358	62,973
Alder Biopharmaceuticals, Inc.†#	74,200	1,294,790
Alexion Pharmaceuticals, Inc.†	154,147	17,901,091
Alnylam Pharmaceuticals, Inc.†	72,215	7,183,226

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Amarin Corp. PLC ADR†#	105,269	$348,440
Amgen, Inc.	44,100	7,921,242
Amicus Therapeutics, Inc.†#	120,389	2,034,574
AnaptysBio, Inc.†#	9,500	739,100
Arcus Biosciences, Inc.†#	33,901	540,043
Argenx SE ADR†	37,036	3,536,938
Assembly Biosciences, Inc.†#	9,300	393,297
Atara Biotherapeutics, Inc.†#	49,959	2,487,958
Audentes Therapeutics, Inc.†	62,576	2,371,630
BeiGene, Ltd. ADR†	32,184	6,440,662
Biogen, Inc.†	36,349	10,685,152
BioMarin Pharmaceutical, Inc.†#	83,330	7,528,032
Bluebird Bio, Inc.†#	58,251	10,429,842
Blueprint Medicines Corp.†	57,893	4,867,643
Celgene Corp.†	24,380	1,918,218
Corvus Pharmaceuticals, Inc.†#	37,693	517,525
Cymabay Therapeutics, Inc.†#	36,100	468,217
CytomX Therapeutics, Inc.†	31,400	806,038
Denali Therapeutics, Inc.†#	19,300	371,139
Editas Medicine, Inc.†#	24,579	941,867
Endocyte, Inc.†#	160,649	2,196,072
Erytech Pharma SA†#	8,009	149,105
Exact Sciences Corp.†#	57,000	3,393,780
Exelixis, Inc.†	104,179	2,159,631
Fate Therapeutics, Inc.†#	41,400	453,330
FibroGen, Inc.†	48,652	2,622,343
Five Prime Therapeutics, Inc.†	22,400	393,344
Gilead Sciences, Inc.	127,375	8,585,075
GlycoMimetics, Inc.†#	59,347	1,060,531
Homology Medicines, Inc.†#	25,988	523,138
HTG Molecular Diagnostics, Inc.†#	104,920	401,844
Illumina, Inc.†	18,615	5,071,471
ImmunoGen, Inc.†#	66,600	763,236
Immunomedics, Inc.†#	235,617	5,197,711
Incyte Corp.†	154,151	10,523,889
Insmed, Inc.†#	246,523	6,868,131
Ionis Pharmaceuticals, Inc.†#	27,881	1,300,649
Iovance Biotherapeutics, Inc.†#	99,300	1,449,780
Loxo Oncology, Inc.†#	40,530	7,187,185
MacroGenics, Inc.†	41,752	949,023
Ovid therapeutics, Inc.†	13,672	107,872
Prothena Corp. PLC†#	41,996	566,526
Radius Health, Inc.†#	65,429	1,864,726
Regeneron Pharmaceuticals, Inc.†	27,800	8,348,896
REGENXBIO, Inc.†	15,700	850,940
Sage Therapeutics, Inc.†#	116,526	17,792,355
Scholar Rock Holding Corp.†#	9,950	174,026
Seattle Genetics, Inc.†#	77,763	4,703,884
Shire PLC ADR	48,608	7,983,378
Spark Therapeutics, Inc.†#	61,302	4,891,287
Theravance Biopharma, Inc.†#	43,183	1,051,074
Tocagen, Inc.†	15,441	144,837
Ultragenyx Pharmaceutical, Inc.†#	63,670	4,660,644
Vertex Pharmaceuticals, Inc.†	159,281	24,529,274
WaVe Life Sciences, Ltd.†#	18,380	855,589
Zai Lab, Ltd. ADR†#	20,120	471,210
Zeneca, Inc. CVR†(1)(2)(3)	23,110	14,213

		238,018,855

Medical - Drugs — 13.5%
AbbVie, Inc.	85,404	8,449,872
Aimmune Therapeutics, Inc.†#	77,028	2,548,857
Alkermes PLC†#	48,636	2,295,619
Allergan PLC	55,360	8,348,288
Apellis Pharmaceuticals, Inc.†#	19,510	398,199

105

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Array BioPharma, Inc.†#	141,995	$2,321,618
Ascendis Pharma A/S ADR†	51,593	3,715,728
Astellas Pharma, Inc.	177,000	2,701,386
AstraZeneca PLC ADR#	270,200	10,005,506
Bayer AG	26,574	3,162,494
Bristol-Myers Squibb Co.	144,370	7,596,749
Chugai Pharmaceutical Co., Ltd.	34,300	1,931,444
Coherus Biosciences, Inc.†#	19,613	305,963
Daiichi Sankyo Co., Ltd.	75,200	2,409,177
Eisai Co., Ltd.	47,000	3,390,905
Eli Lilly & Co.	35,586	3,026,233
Enanta Pharmaceuticals, Inc.†	26,609	2,655,312
Global Blood Therapeutics, Inc.†#	37,857	1,822,815
Intra-Cellular Therapies, Inc.†	50,000	1,164,000
Ironwood Pharmaceuticals, Inc.†#	218,053	4,051,425
Jazz Pharmaceuticals PLC†	11,700	1,977,300
Kyowa Hakko Kirin Co., Ltd.	71,900	1,462,442
Madrigal Pharmaceuticals, Inc.†#	10,400	2,762,344
Merck & Co., Inc.	203,401	12,108,462
Minerva Neurosciences, Inc.†	58,380	513,744
MyoKardia, Inc.†#	30,022	1,429,047
Myovant Sciences, Ltd.†#	35,563	844,621
Pfizer, Inc.	134,800	4,843,364
Rhythm Pharmaceuticals, Inc.†#	10,683	343,245
Rocket Pharmaceuticals, Inc.†#	24,103	468,562
TESARO, Inc.†#	40,872	1,870,711
TherapeuticsMD, Inc.†#	161,213	952,769
Zogenix, Inc.†#	51,200	2,178,560

		104,056,761

Medical - Generic Drugs — 0.1%
Mylan NV†	19,400	746,124

Medical - HMO — 17.0%
Aetna, Inc.	28,037	4,938,157
Anthem, Inc.	84,700	18,754,274
Centene Corp.†	127,271	14,911,070
Cigna Corp.	92,250	15,624,383
Humana, Inc.	41,514	12,079,744
Molina Healthcare, Inc.†	48,036	4,079,697
UnitedHealth Group, Inc.	230,480	55,663,226
WellCare Health Plans, Inc.†	22,000	4,876,740

		130,927,291

Medical - Hospitals — 2.0%
Acadia Healthcare Co., Inc.†#	63,778	2,563,238
HCA Healthcare, Inc.	106,716	11,006,688
Universal Health Services, Inc., Class B	18,907	2,173,927

		15,743,853

Patient Monitoring Equipment — 0.2%
Insulet Corp.†#	18,300	1,716,357

Pharmacy Services — 0.9%
CVS Health Corp.	61,700	3,911,163
Express Scripts Holding Co.†	28,400	2,153,004
JAND, Inc. (dba Warby Parker), Class A†(1)(2)(3)	36,095	552,654

		6,616,821

Therapeutics — 5.5%
Agios Pharmaceuticals, Inc.†#	59,862	5,597,097
Aquinox Pharmaceuticals, Inc.†#	93,017	1,333,864
Cara Therapeutics, Inc.†#	23,000	359,720
Dyax Corp. CVR†(1)(2)(3)	159,200	628,840
G1 Therapeutics, Inc.†	36,335	1,573,669
GW Pharmaceuticals PLC ADR†#	28,195	4,539,113
Merus NV†	18,200	339,794

Security Description	Shares	Value (Note 2)

Therapeutics (continued)
Mirati Therapeutics, Inc.†#	9,600	$408,000
Neurocrine Biosciences, Inc.†#	151,892	14,621,124
Proteostasis Therapeutics, Inc.†	7,750	37,510
Sarepta Therapeutics, Inc.†#	96,162	9,024,803
Vital Therapies, Inc.†#	29,200	148,920
Xencor, Inc.†	100,675	4,028,007

		42,640,461

Total Common Stocks
(cost $575,140,807)		758,284,367

CONVERTIBLE PREFERRED SECURITIES — 0.9%
Applications Software — 0.1%
Outset Medical, Inc Series C†(1)(2)(3)	320,192	829,778

Medical Information Systems — 0.0%
Doximity, Inc. Series C†(1)(2)(3)	64,785	279,223

Medical Instruments — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)(3)	160,251	271,140

Medical Labs & Testing Services — 0.1%
Tempus Labs, Inc. Series D†(1)(2)(3)	60,677	568,780

Medical Products — 0.4%
Becton Dickinson and Co. Series A 6.13%	26,711	1,555,115
Guardant Health, Inc. Series E†(1)(2)(3)	33,640	276,591
Shockwave Medical, Inc. Series A-1†(1)(2)(3)	63,961	64,599
Shockwave Medical, Inc. Series B†(1)(2)(3)	1,306	1,319
Shockwave Medical, Inc. Series C†(1)(2)(3)	739,910	747,294

		2,644,918

Medical - Biomedical/Gene — 0.1%
Moderna Therapeutics, Inc. Series G†(1)(2)(3)	43,581	438,425

Pharmacy Services — 0.2%
JAND, Inc. (dba Warby Parker), Series D†(1)(2)(3)	75,264	1,152,375
JAND, Inc. (dba Warby Parker), Series E†(1)(2)(3)	2,948	45,137

		1,197,512

Total Convertible Preferred Securities
(cost $5,756,568)		6,229,776

CONVERTIBLE BONDS & NOTES — 0.2%
Medical - Drugs — 0.2%
Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022 (cost $865,000)	$865,000	1,136,369

Total Long-Term Investment Securities
(cost $581,762,375)		765,650,512

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Registered Investment Companies — 2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67%(5)	500,001	500,001
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(4)(5)	18,251,278	18,251,278

106

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Registered Investment Companies (continued)
T. Rowe Price Government Reserve Fund 1.78%(5)	$3,724,796	$3,724,796

Total Short-Term Investment Securities
(cost $22,476,075)		22,476,075

TOTAL INVESTMENTS
(cost $604,238,450)(6)	102.5%	788,126,587
Liabilities in excess of other assets	(2.5)	(18,893,896)

NET ASSETS	100.0%	$769,232,691

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Acerta Pharma B.V. Class B	2/2/2016	9,771,120	$249,853	$683,978	$0.07	0.09%
Dyax Corp. CVR	1/25/2016	159,200	176,712	628,840	3.95	0.08%
JAND, Inc. (dba Warby Parker). Class A	4/23/2015	33,706	387,123
	3/9/2018	2,389	37,548

		36,095	424,671	552,654	15.31	0.07%
Quanterix Corp.	12/8/2017	32,134	415,285	561,702	17.48	0.07%
Zeneca, Inc. CVR	7/19/2013	23,110	0	14,213	0.62	0.00%
Convertible Preferred Securities
Doximity, Inc. Series C	4/10/2014	64,785	312,316	279,223	4.31	0.04%
Guardant Health, Inc. Series E	5/9/2017	32,953	276,594
	11/16/2017	687	5,649

		33,640	282,243	276,591	8.22	0.04%

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
JAND, Inc. (dba Warby Parker). Series D	4/23/2015	75,264	$864,430	$1,152,375	$15.31	0.15%
JAND, Inc. (dba Warby Parker). Series E	3/9/2018	2,948	46,334	45,137	15.31	0.01%
Moderna Therapeutics, Inc. Series G	1/31/2018	43,581	438,425	438,425	10.06	0.06%
Outset Medical, Inc. Series C	4/19/2017	320,192	829,778	829,778	2.59	0.10%
RefleXion Medical, Inc. Series C	4/23/2018	160,251	271,145	271,140	1.69	0.04%
Shockwave Medical, Inc. Series A-1	9/25/2017	63,961	64,601	64,599	1.01	0.01%
Shockwave Medical, Inc. Series B	9/25/2017	1,306	1,319	1,319	1.01	0.00%
Shockwave Medical, Inc. Series C	11/10/2016	196,966	198,936
	9/27/2017	542,944	548,363

		739,910	747,299	747,294	1.01	0.10%
Tempus Labs, Inc. Series D	3/20/2018	60,677	568,780	568,780	9.37	0.07%

				$7,116,048		0.93%

(3)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $7,116,048 representing 0.9% of net assets.
(4)

At May 31, 2018, the Fund had loaned securities with a total value of $145,714,805. This was secured by collateral of $18,251,278, which was received in cash and subsequently invested in short-term investments currently valued at $18,251,278 as reported in the Portfolio of Investments. Additional collateral of $128,799,046 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$10,205,601
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	4,132,571
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	2,717,269
United States Treasury Bills	0.00%	06/21/2018 to 11/08/2018	6,883,103
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	104,860,502

(5)	The rate shown is the 7-day yield as of May 31, 2018.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

107

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diagnostic Equipment	$30,696,868	$561,702		$—	$31,258,570
Medical - Biomedical/Gene	237,320,664	—		698,191	238,018,855
Pharmacy Services	6,064,167	—		552,654	6,616,821
Therapeutics	42,011,621	—		628,840	42,640,461
Other Industries	421,786,632	17,963,028	**	—	439,749,660
Convertible Preferred Securities:
Medical Products	1,555,115	—		1,089,803	2,644,918
Other Industries	—	—		3,584,858	3,584,858
Convertible Bonds & Notes	—	1,136,369		—	1,136,369
Short-Term Investment Securities	22,476,075	—		—	22,476,075

Total Investments at Value	$761,911,142	$19,661,099		$6,554,346	$788,126,587

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $8,023,735 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

108

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

United States Treasury Notes	35.1%
United States Treasury Bonds	18.3
Sovereign	16.7
Diversified Banking Institutions	13.1
Diversified Financial Services	2.2
Registered Investment Companies	2.0
Banks — Commercial	2.0
Pipelines	1.7
Insurance — Life/Health	1.2
Federal Home Loan Mtg. Corp.	0.9
Finance — Consumer Loans	0.9
Banks — Super Regional	0.9
Insurance — Multi-line	0.7
Gold Mining	0.7
Building Products — Cement	0.6
Pharmacy Services	0.5
Gas — Distribution	0.5
Auto — Cars/Light Trucks	0.4
Oil Refining & Marketing	0.4
Building Products — Wood	0.4
Federal National Mtg. Assoc.	0.4
Oil Companies — Exploration & Production	0.3
Electric — Integrated	0.2
Oil Companies — Integrated	0.2
Agricultural Chemicals	0.2
Banks — Money Center	0.2
Metal — Diversified	0.2
Diversified Minerals	0.1
Machinery — Farming	0.1
Cable/Satellite TV	0.1
Coatings/Paint	0.1
Government National Mtg. Assoc.	0.1
Building & Construction Products — Misc.	0.1

101.5%

Credit Quality#†

Aaa	63.7%
Aa	3.7
A	10.2
Baa	13.9
Ba	4.5
B	0.1
Not Rated@	3.9

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

109

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Principal Amount(1)	Value (Note 2)

ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
BX Trust FRS Series 2018-MCSF, Class A 2.50% (1ML + 0.58%) due 04/15/2035*(2)	$2,700,000	$2,679,777
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	2,000,000	1,947,438
Chase Issuance Trust FRS Series 2016-A1, Class A 2.33% (1 ML+0.41%) due 05/17/2021	2,000,000	2,005,490
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 2.62% (1 ML+0.70%) due 06/15/2034*(2)	1,360,000	1,364,051
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.80% (1 ML+0.88%) due 09/15/2034*(2)	5,000,000	5,004,634

Total Asset Backed Securities
(cost $13,040,675)		13,001,390

U.S. CORPORATE BONDS & NOTES — 14.2%
Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 4.05% due 11/15/2027#	692,000	664,761
Mosaic Co. Senior Notes 4.88% due 11/15/2041	57,000	52,996

		717,757

Auto - Cars/Light Trucks — 0.4%
Ford Motor Credit Co. LLC FRS Senior Notes 2.86% (3 ML+0.79%) due 06/12/2020	1,310,000	1,317,685
Ford Motor Credit Co. LLC FRS Senior Notes 3.19% (3 ML+0.83%) due 08/12/2019	1,350,000	1,356,741

		2,674,426

Banks - Commercial — 0.2%
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	959,000	929,485

Banks - Super Regional — 0.5%
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025#	1,256,000	1,269,942
Wells Fargo & Co. FRS Senior Notes 3.71% (CPIYOY+1.50%) due 03/31/2021	2,000,000	1,998,000

		3,267,942

Building & Construction Products - Misc. — 0.1%
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	411,000	355,144

Building Products - Cement — 0.6%
CRH America Finance, Inc. Company Guar. Notes 3.95% due 04/04/2028*	887,000	859,248

Security Description	Principal Amount(1)	Value (Note 2)

Building Products - Cement (continued)
Vulcan Materials Co. FRS Senior Notes 2.72% (3 ML+0.60%) due 06/15/2020	$2,512,000	$2,512,502

		3,371,750

Building Products - Wood — 0.4%
Masco Corp. Senior Notes 3.50% due 11/15/2027	2,512,000	2,362,891

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	577,000	538,170

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	510,000	463,370

Diversified Banking Institutions — 8.7%
Bank of America Corp. FRS Senior Notes 3.31% (CPIYOY+1.10%) due 11/19/2024	2,000,000	1,929,300
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	220,000	215,481
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,504,000	2,475,532
Bank of America Corp. FRS Senior Notes 4.31% (CPIYOY+2.10%) due 02/18/2020	1,600,000	1,634,000
Citigroup, Inc. FRS Senior Notes 3.05% (CPIYOY*1.38%) due 03/27/2025	2,000,000	1,900,600
Citigroup, Inc. FRS Senior Notes 3.21% (CPIYOY+1.00%) due 09/29/2024	2,000,000	1,954,000
Citigroup, Inc. FRS Senior Notes 3.42% (3 ML+1.10%) due 05/17/2024#	3,020,000	3,038,507
Citigroup, Inc. FRS Senior Notes 3.55% (3 ML+1.19%) due 08/02/2021	1,475,000	1,504,821
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	2,082,000	1,990,440
Citigroup, Inc. FRS Senior Notes 4.86% (CPIYOY+2.50%) due 03/30/2020	4,000,000	4,030,400
Goldman Sachs Group, Inc. FRS Senior Notes 3.51% (3 ML+1.17%) due 11/15/2021	2,424,000	2,456,806
Goldman Sachs Group, Inc. FRS Senior Notes 3.52% (3 ML+1.16%) due 04/23/2020	1,096,000	1,112,283

110

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. FRS Senior Notes 3.61% (CPIYOY+1.40%) due 08/30/2023	$4,000,000	$3,991,904
JPMorgan Chase & Co. FRS Senior Notes 3.59% (3 ML+1.23%) due 10/24/2023	580,000	591,780
JPMorgan Chase & Co. FRS Senior Notes 3.61% (CPIYOY+1.25%) due 12/20/2023	2,000,000	1,941,000
JPMorgan Chase & Co. FRS Senior Notes 4.36% (CPIYOY+2.00%) due 02/25/2021	1,000,000	1,012,800
JPMorgan Chase & Co. FRS Senior Notes 4.44% (CPIYOY+2.08%) due 04/28/2020	5,000,000	4,980,000
Morgan Stanley FRS Senior Notes 3.54% (3 ML+1.18%) due 01/20/2022	1,260,000	1,279,181
Morgan Stanley Senior Notes 3.74% due 04/24/2024	2,415,000	2,410,007
Morgan Stanley FRS Senior Notes 3.76% (CPIYOY+1.55%) due 08/24/2023	468,000	466,245
Morgan Stanley FRS Senior Notes 4.21% (CPIYOY+2.00%) due 12/15/2019	1,813,000	1,853,792
Morgan Stanley FRS Senior Notes 4.21% (CPIYOY+2.00%) due 01/24/2020	2,203,000	2,219,522
Morgan Stanley FRS Senior Notes 4.21% (CPIYOY+2.00%) due 04/25/2023	3,870,000	3,947,400
Morgan Stanley FRS Senior Notes 4.21% (CPIYOY+2.00%) due 06/09/2023	664,000	675,494
Morgan Stanley & Co. LLC FRS Senior Notes 4.21% (CPIYOY+2.00%) due 02/11/2020	2,000,000	2,020,000

		51,631,295

Electric - Integrated — 0.1%
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	818,000	803,011

Finance - Consumer Loans — 0.9%
SLM Corp. FRS Senior Notes 4.36% (CPIYOY+2.15%) due 12/15/2020	2,017,000	1,986,745

Security Description	Principal Amount(1)	Value (Note 2)

Finance - Consumer Loans (continued)
SLM Corp. FRS Senior Notes 4.46% (CPIYOY+2.25%) due 05/03/2019	$3,745,000	$3,718,785

		5,705,530

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	11,900
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	17,918
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	29,750

		59,568

Insurance - Life/Health — 0.1%
Pacific Life Global Funding FRS Senior Notes 4.48% (CPIYOY+2.12%) due 06/02/2018*	300,000	300,750

Metal - Diversified — 0.2%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*#	616,000	579,432
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	338,000	328,779

		908,211

Oil Companies - Exploration & Production — 0.3%
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	1,062,000	1,077,292
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028#	800,000	782,603

		1,859,895

Oil Refining & Marketing — 0.4%
Andeavor Senior Notes 3.80% due 04/01/2028#	2,549,000	2,453,916

Pharmacy Services — 0.5%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,164,000	3,156,363

Pipelines — 0.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	1,274,000	1,237,603
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026#	1,299,000	1,302,186
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027#	303,000	296,338

		2,836,127

Total U.S. Corporate Bonds & Notes
(cost $84,921,324)		84,395,601

111

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 6.7%
Agricultural Chemicals — 0.1%
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		$430,000	$421,676

Banks - Commercial — 1.7%
ANZ New Zealand Int’l, Ltd. FRS Company Guar. Notes 3.37% (3 ML+1.01%) due 07/28/2021*		1,300,000	1,318,502
Barclays Bank PLC FRS Senior Notes 3.21% (CPIYOY+1.00%) due 05/22/2023(3)		8,800,000	8,757,760

			10,076,262

Diversified Banking Institutions — 3.2%
Barclays PLC FRS Senior Notes 4.46% (3 ML+2.11%) due 08/10/2021#		753,000	782,723
BNP Paribas SA FRS Senior Notes 3.50% (CPIYOY+1.14%) due 12/21/2020		431,000	435,849
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*#		2,548,000	2,351,146
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*#		535,000	523,382
Credit Suisse Group Funding Guernsey, Ltd. FRS Company Guar. Notes 4.65% (3 ML+2.29%) due 04/16/2021		3,049,000	3,199,601
HSBC Holdings PLC FRS Senior Notes 3.82% (3 ML+1.50%) due 01/05/2022		1,400,000	1,445,167
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023		325,000	317,071
Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)(5)		10,000,000	9,615,000
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		738,000	672,357

			19,342,296

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*		757,000	711,454

Gas - Distribution — 0.5%
National Grid PLC Senior Notes 1.25% due 10/06/2021	GB	P 1,763,000	2,914,979

Gold Mining — 0.7%
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*		456,000	418,380
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*		1,497,000	1,505,595

Security Description	Principal Amount(1)	Value (Note 2)

Gold Mining (continued)
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*	$1,663,000	$1,743,206

		3,667,181

Insurance - Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	496,000	525,152

Machinery - Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	663,000	631,816

Oil Companies - Integrated — 0.2%
BP Capital Markets PLC FRS Company Guar. Notes 2.83% (3ML+0.65%) due 09/19/2022#	1,300,000	1,316,191

Total Foreign Corporate Bonds & Notes
(cost $39,968,346)		39,607,007

U.S. GOVERNMENT AGENCIES — 1.4%
Federal Home Loan Mtg. Corp. — 0.9%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF 2.37% (1 ML+0.45%) due 12/15/2038(6)	582,532	587,929
Series 3925, Class FL 2.37% (1 ML+0.45%) due 01/15/2041(6)	682,093	685,572
Series 4001, Class FM 2.42% (1 ML+0.50%) due 02/15/2042(6)	424,975	427,462
Series 3355, Class BF 2.62% (1 ML+0.70%) due 08/15/2037(6)	450,082	456,545
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN2, Class M2 3.61% (1 ML+1.65%) due 04/25/2024(6)	1,253,994	1,271,117
Series 2014-DN1, Class M2 4.16% (1 ML+2.20%) due 02/25/2024(6)	1,293,656	1,332,571
Series 2014-HQ2, Class M2 4.16% (1 ML+2.20%) due 09/25/2024(6)	841,647	865,353
Series 2015-HQ1, Class M2 4.16% (1 ML+2.20%) due 03/25/2025(6)	208,649	209,903

		5,836,452

Federal National Mtg. Assoc. — 0.4%
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1 3.56% (1 ML+1.60%) due 01/25/2024(6)	4,372	4,403
Series 2013-C01, Class M1 3.96% (1 ML+2.00%) due 10/25/2023(6)	45,112	45,316
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 2.36% (1 ML+0.40%) due 09/25/2042(6)	908,934	910,382

112

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2011-103, Class FD 2.41% (1 ML+0.45%) due 05/25/2040(6)		$1,086,488	$1,091,131

			2,051,232

Government National Mtg. Assoc. — 0.1%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 2.48% (1 ML+0.55%) due 02/16/2040(6)		398,537	401,190

Total U.S. Government Agencies
(cost $8,220,718)			8,288,874

U.S. GOVERNMENT TREASURIES — 53.4%
United States Treasury Bonds — 18.3%
United States Treasury Bonds TIPS(7)
0.63% due 02/15/2043		2,002,489	1,881,925
0.75% due 02/15/2042		3,128,567	3,037,354
0.75% due 02/15/2045		8,311,282	7,996,885
0.88% due 02/15/2047		1,964,087	1,946,808
1.00% due 02/15/2046		7,276,776	7,437,901
1.38% due 02/15/2044		4,587,950	5,088,259
1.75% due 01/15/2028		4,049,808	4,426,924
2.00% due 01/15/2026		4,412,948	4,843,611
2.13% due 02/15/2040		2,770,824	3,470,862
2.13% due 02/15/2041		4,751,632	5,995,420
2.38% due 01/15/2025		3,971,460	4,414,580
2.38% due 01/15/2027		4,949,520	5,637,520
2.50% due 01/15/2029		9,879,210	11,617,110
3.63% due 04/15/2028		13,885,380	17,661,713
3.88% due 04/15/2029		17,835,560	23,545,930

			109,002,802

United States Treasury Notes — 35.1%
United States Treasury Notes TIPS(7)
0.13% due 04/15/2019		10,665,374	10,624,268
0.13% due 04/15/2020		29,000,553	28,769,281
0.13% due 04/15/2021		23,083,956	22,782,782
0.13% due 01/15/2022		5,633,826	5,549,645
0.13% due 04/15/2022		21,752,684	21,354,774
0.13% due 01/15/2023		28,701,652	28,124,870
0.13% due 07/15/2024		19,363,201	18,836,752
0.13% due 07/15/2026		6,643,125	6,361,728
0.25% due 01/15/2025		7,585,488	7,386,094
0.38% due 01/15/2027		5,929,535	5,757,580
0.38% due 07/15/2023		8,042,025	7,987,312
0.38% due 07/15/2025		7,320,152	7,194,891
0.38% due 07/15/2027		7,010,127	6,814,274
0.50% due 01/15/2028		7,486,136	7,317,698
0.63% due 01/15/2024		8,020,875	8,025,378
0.63% due 01/15/2026		5,943,760	5,913,941
1.13% due 01/15/2021		9,696,120	9,859,617

			208,660,885

Total U.S. Government Treasuries
(cost $312,772,314)			317,663,687

FOREIGN GOVERNMENT OBLIGATIONS — 16.7%
Sovereign — 16.7%
Commonwealth of Australia Senior Notes 1.00% due 11/21/2018(7)	AUD	15,187,800	11,497,920
Commonwealth of Australia Senior Notes 2.50% due 09/20/2030(7)	AUD	3,243,900	2,931,860

Security Description	Principal Amount(1)		Value (Note 2)

Sovereign (continued)
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(7)	AUD	16,203,280	$14,263,659
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	7,000,000	1,988,857
Government of Canada Bonds 4.25% due 12/01/2021(7)	CAD	11,036,964	9,684,199
Government of France Bonds 0.10% due 03/01/2025(7)	EUR	3,075,750	3,905,650
Government of France Bonds 2.10% due 07/25/2023(7)	EUR	3,374,400	4,686,562
Government of New Zealand Senior Notes 2.00% due 09/20/2025(7)	NZD	18,042,100	13,232,109
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(7)	EUR	7,633,575	9,643,723
Republic of Italy Senior Notes 0.10% due 05/15/2022*(7)	EUR	9,000,467	10,175,196
Republic of Italy Senior Notes 1.25% due 09/15/2032*(7)	EUR	2,049,780	2,249,145
United Kingdom Gilt Treasury Bonds 0.13% due 11/22/2019(7)	GBP	3,342,120	4,627,849
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2044(7)	GBP	1,880,867	3,904,769
United Kingdom Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	3,351,984	4,816,024
United Mexican States Bonds 2.50% due 12/10/2020(7)	MXN	41,740,880	2,029,988

Total Foreign Government Obligations
(cost $100,725,352)			99,637,510

PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
Banco Santander SA FRS 4.00% (3 ML+0.52%) (cost $238,831)		9,950	241,287

PREFERRED SECURITIES/CAPITAL SECURITIES — 4.9%
Banks - Commercial — 0.1%
Corestates Capital II FRS 3.00% (3 ML+0.65%) due 01/15/2027*		$669,000	636,386

Banks - Money Center — 0.2%
BBVA Bancomer SA 5.13% due 01/18/2033*		1,145,000	1,030,512

Banks - Super Regional — 0.4%
SunTrust Capital III FRS 2.77% (3 ML+0.65%) due 03/15/2028		1,067,000	997,645

113

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks - Super Regional (continued)
Wachovia Capital Trust II FRS 2.85% (3 ML+0.50%) due 01/15/2027	$1,039,000	$981,855

		1,979,500

Diversified Banking Institutions — 1.2%
BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 06/21/2018(8)	3,161,000	2,813,290
BankBoston Capital Trust IV FRS 2.65% (3 ML+0.60%) due 06/08/2028	726,000	725,274
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(8)	2,539,000	2,414,589
HSBC Holdings PLC 6.00% due 05/22/2027(8)	1,018,000	974,735
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(8)	366,000	396,085

		7,323,973

Electric - Integrated — 0.1%
WEC Energy Group, Inc. FRS 4.46% (3 ML+2.11%) due 05/15/2067	819,000	812,858

Insurance - Life/Health — 1.1%
Prudential Financial, Inc. 4.50% due 09/15/2047	7,000,000	6,553,750

Insurance - Multi-line — 0.6%
Genworth Holdings, Inc. FRS 4.35% (3 ML+2.00%) due 11/15/2066	800,000	377,000
Hartford Financial Services Group, Inc. FRS 4.47% (3 ML+2.13%) due 02/12/2067*	3,202,000	3,041,900

		3,418,900

Pipelines — 1.2%
Andeavor Logistics LP 6.88% due 02/15/2023(8)	1,271,000	1,271,254
Enbridge, Inc. 5.50% due 07/15/2077	2,670,000	2,466,412
Energy Transfer Partners LP 6.25% due 02/15/2023#(8)	2,554,000	2,397,951
EnLink Midstream Partners LP 6.00% due 12/15/2022(8)	475,000	433,438
Enterprise Products Operating LLC 5.25% due 08/16/2077	859,000	809,607

		7,378,662

Total Preferred Securities/Capital Securities
(cost $29,833,963)		29,134,541

Total Long-Term Investment Securities
(cost $589,721,523)		591,969,897

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67%(9)	8,168,725	$8,168,725
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(9)(10)	3,643,758	3,643,758

Total Short-Term Investment Securities
(cost $11,812,482)		11,812,483

TOTAL INVESTMENTS
(cost $601,534,005)(11)	101.5%	603,782,380
Liabilities in excess of other assets	(1.5)	(8,739,454)

NET ASSETS	100.0%	$595,042,926

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $47,559,231 representing 8.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 2).
(4)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $9,615,000 representing 1.6% of net assets.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Collateralized Mortgage Obligation
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of May 31, 2018.
(10)	At May 31, 2018, the Fund had loaned securities with a total value of $11,271,601. This was secured by collateral of $3,643,758, which was received in cash and subsequently invested in short-term investments currently valued at $3,643,758 as reported in the Portfolio of Investments. Additional collateral of $7,832,843 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
United States Treasury Bills	0.00%	07/05/2018 to 08/30/2018	$332,129
United States Treasury Notes/Bonds	0.13% to 4.38%	10/31/2018 to 02/15/2047	7,500,714

(11)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

MXN—Mexican Peso

NZD—New Zealand Dollar

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

CPIYOY—CPI Urban Consumers YoY NSA

114

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$13,001,390	$—	$13,001,390
U.S. Corporate Bonds & Notes	—	84,395,601	—	84,395,601
Foreign Corporate Bonds & Notes:
Banks - Commercial	—	1,318,502	8,757,760	10,076,262
Diversified Banking Institutions	—	9,727,296	9,615,000	19,342,296
Other Industries	—	10,188,449	—	10,188,449
U.S. Government Agencies	—	8,288,874	—	8,288,874
U.S. Government Treasuries	—	317,663,687	—	317,663,687
Foreign Government Obligations	—	99,637,510	—	99,637,510
Preferred Securities	241,287	—	—	241,287
Preferred Securities/Capital Securities	—	29,134,541	—	29,134,541
Short-Term Investment Securities	11,812,483	—	—	11,812,483

Total Investment at Value	$12,053,770	$573,355,850	$18,372,760	$603,782,380

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 05/31/2017	$4,012,935	$9,420,000
Accrued Discounts	—	213
Accrued Premiums	(49,900)	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	21,965	195,000
Change in unrealized depreciation(1)	—	(213)
Net purchases	—	8,757,760
Net sales	(3,985,000)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 05/31/2018	$—	$18,372,760

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2018 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$—	$194,787

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2018.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 05/31/2018	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Foreign Corporate Bonds & Notes	$8,757,760	Market Approach	Market Transaction Price*	$99.520000

	$9,615,000	Market Approach	Market Bid*	$96.150000

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

115

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Medical — Drugs	6.8%
Banks — Commercial	6.0
Diversified Banking Institutions	6.0
Registered Investment Companies	5.3
Oil Companies — Integrated	4.7
Auto — Cars/Light Trucks	3.4
Cosmetics & Toiletries	2.4
Telephone — Integrated	2.3
Insurance — Life/Health	2.3
Food — Misc./Diversified	2.2
Insurance — Multi-line	1.9
Chemicals — Diversified	1.8
Electric — Integrated	1.8
Real Estate Investment Trusts	1.7
Tobacco	1.3
Metal — Diversified	1.3
Food — Retail	1.2
Electronic Components — Misc.	1.2
Real Estate Operations & Development	1.2
Diversified Minerals	1.1
Brewery	1.1
Transport — Rail	1.1
Import/Export	1.0
Industrial Automated/Robotic	1.0
Diversified Manufacturing Operations	1.0
Beverages — Wine/Spirits	0.9
Cellular Telecom	0.9
Machinery — Electrical	0.8
Medical — Biomedical/Gene	0.8
Enterprise Software/Service	0.8
Auto/Truck Parts & Equipment — Original	0.8
Chemicals — Specialty	0.8
Aerospace/Defense — Equipment	0.8
Finance — Other Services	0.8
Gas — Distribution	0.8
Semiconductor Equipment	0.7
Insurance — Property/Casualty	0.7
Industrial Gases	0.7
Commercial Services	0.7
Real Estate Management/Services	0.7
Transport — Services	0.7
Computer Services	0.7
Building — Residential/Commercial	0.7
Retail — Apparel/Shoe	0.6
Textile — Apparel	0.6
Audio/Video Products	0.6
U.S. Government Treasuries	0.6
Rubber — Tires	0.6
Building & Construction Products — Misc.	0.6
Soap & Cleaning Preparation	0.6
Apparel Manufacturers	0.6
Steel — Producers	0.6
Building & Construction — Misc.	0.6
Diversified Operations	0.5
Building — Heavy Construction	0.5
Electric — Generation	0.5
Building Products — Cement	0.5
Medical Products	0.5
Machinery — Construction & Mining	0.5
Retail — Jewelry	0.5
Insurance — Reinsurance	0.5
Machinery — General Industrial	0.4
Aerospace/Defense	0.4
Repurchase Agreements	0.4
Casino Hotels	0.4
Electronic Components — Semiconductors	0.4
Toys	0.4
Oil Companies — Exploration & Production	0.4
Office Automation & Equipment	0.4

Investment Companies	0.4%
Telecom Services	0.4
Investment Management/Advisor Services	0.3
Dialysis Centers	0.3
Human Resources	0.3
Oil Refining & Marketing	0.3
Athletic Footwear	0.3
Food — Dairy Products	0.3
Power Converter/Supply Equipment	0.3
Paper & Related Products	0.3
Public Thoroughfares	0.3
Semiconductor Components — Integrated Circuits	0.3
Food — Catering	0.3
Exchange-Traded Funds	0.3
Auto — Heavy Duty Trucks	0.3
Hotels/Motels	0.3
Multimedia	0.3
Medical Instruments	0.3
Commercial Services — Finance	0.3
Distribution/Wholesale	0.2
Transactional Software	0.2
Machinery — Farming	0.2
Wireless Equipment	0.2
Coatings/Paint	0.2
Building Products — Air & Heating	0.2
Beverages — Non-alcoholic	0.2
Finance — Investment Banker/Broker	0.2
Optical Supplies	0.2
Advertising Services	0.2
Machine Tools & Related Products	0.2
Resorts/Theme Parks	0.2
Finance — Leasing Companies	0.2
Networking Products	0.2
Gambling (Non-Hotel)	0.2
Electronic Security Devices	0.2
Entertainment Software	0.2
Retail — Discount	0.2
Gold Mining	0.2
Electric — Transmission	0.2
E-Commerce/Products	0.2
Airport Development/Maintenance	0.1
Electric Products — Misc.	0.1
Security Services	0.1
Water	0.1
Cable/Satellite TV	0.1
Photo Equipment & Supplies	0.1
Transport — Marine	0.1
Advertising Agencies	0.1
Publishing — Periodicals	0.1
Diagnostic Equipment	0.1
Medical — Generic Drugs	0.1
Electric — Distribution	0.1
Food — Confectionery	0.1
Computer Aided Design	0.1
Web Portals/ISP	0.1
Energy — Alternate Sources	0.1
Casino Services	0.1
Television	0.1
Internet Content — Information/News	0.1
Private Equity	0.1
Rental Auto/Equipment	0.1
Metal — Aluminum	0.1
Retail — Home Furnishings	0.1
Electronics — Military	0.1
Travel Services	0.1
Computer Data Security	0.1
Containers — Paper/Plastic	0.1
Cruise Lines	0.1
Food — Meat Products	0.1

116

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Retail — Misc./Diversified	0.1%
Agricultural Chemicals	0.1
Metal Processors & Fabrication	0.1
Computers — Memory Devices	0.1
Retail — Convenience Store	0.1
Fisheries	0.1
Pipelines	0.1
Retail — Vision Service Center	0.1
Diversified Operations/Commercial Services	0.1
Bicycle Manufacturing	0.1
Steel Pipe & Tube	0.1
Tools — Hand Held	0.1
Applications Software	0.1
Gas — Transportation	0.1
Retail — Building Products	0.1
Leisure Products	0.1
Building Products — Doors & Windows	0.1
Metal Products — Distribution	0.1
Motorcycle/Motor Scooter	0.1
Diagnostic Kits	0.1
Transport — Equipment & Leasing	0.1
Miscellaneous Manufacturing	0.1
Filtration/Separation Products	0.1
MRI/Medical Diagnostic Imaging	0.1
Internet Security	0.1
Telecommunication Equipment	0.1
Instruments — Scientific	0.1
Respiratory Products	0.1

103.9%

Country Allocation*

Japan	24.0%
United Kingdom	16.2
France	9.8
Germany	9.2
Switzerland	7.3
United States	6.7
Australia	6.5
Netherlands	4.4
Spain	2.9
Hong Kong	2.5
Sweden	2.5
Italy	1.8
Denmark	1.7
Singapore	1.3
Jersey	1.2
Finland	1.0
Belgium	1.0
Cayman Islands	0.7
Norway	0.7
Ireland	0.6
Israel	0.5
Bermuda	0.3
Luxembourg	0.3
Austria	0.2
New Zealand	0.2
Portugal	0.2
SupraNational	0.1
Papua New Guinea	0.1

103.9%

*	Calculated as a percentage of net assets

117

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Australia — 6.5%
AGL Energy, Ltd.	56,093	$935,207
Alumina, Ltd.	229,114	462,459
Amcor, Ltd.	102,288	1,085,870
AMP, Ltd.	256,324	755,029
APA Group	98,054	642,910
Aristocrat Leisure, Ltd.	47,316	1,071,355
ASX, Ltd.	17,323	791,974
Aurizon Holdings, Ltd.	174,338	567,172
AusNet Services	152,535	187,018
Australia & New Zealand Banking Group, Ltd.	253,031	5,191,818
Bank of Queensland, Ltd.	32,315	246,585
Bendigo & Adelaide Bank, Ltd.	39,002	316,068
BGP Holdings PLC†(1)(2)	835,027	188
BHP Billiton, Ltd.	275,311	6,840,245
BlueScope Steel, Ltd.	49,261	644,953
Boral, Ltd.	100,553	475,126
Brambles, Ltd.	135,982	926,805
Caltex Australia, Ltd.	23,714	526,223
Challenger, Ltd.	50,164	486,862
CIMIC Group, Ltd.	9,263	287,699
Coca-Cola Amatil, Ltd.	51,621	345,859
Cochlear, Ltd.	5,143	760,696
Commonwealth Bank of Australia	148,521	7,772,444
Computershare, Ltd.	42,634	557,542
Crown Resorts, Ltd.	32,684	327,973
CSL, Ltd.	38,986	5,460,465
Dexus	83,813	625,624
Domino’s Pizza Enterprises, Ltd.#	5,281	196,354
Flight Centre Travel Group, Ltd.#	5,102	237,069
Fortescue Metals Group, Ltd.	135,017	477,337
Goodman Group	155,353	1,095,743
GPT Group	151,680	575,811
Harvey Norman Holdings, Ltd.#	47,985	130,216
Healthscope, Ltd.#	141,473	250,937
Incitec Pivot, Ltd.	149,777	388,771
Insurance Australia Group, Ltd.	210,875	1,292,895
LendLease Group	49,614	702,619
Macquarie Group, Ltd.	27,816	2,396,534
Medibank Private, Ltd.	243,700	538,699
Mirvac Group	333,132	578,149
National Australia Bank, Ltd.	230,569	4,660,454
Newcrest Mining, Ltd.	67,606	1,058,111
OneMarket, Ltd.†	8,523	9,862
Orica, Ltd.	33,662	449,194
Origin Energy, Ltd.†	152,142	1,099,164
QBE Insurance Group, Ltd.	119,702	856,014
Ramsay Health Care, Ltd.	12,004	555,223
REA Group, Ltd.	4,821	312,022
Rio Tinto, Ltd.	37,142	2,323,005
Santos, Ltd.†	161,418	712,551
Scentre Group	459,377	1,448,882
SEEK, Ltd.	30,027	456,961
Sonic Healthcare, Ltd.	34,370	611,417
South32, Ltd.	453,201	1,269,461
Stockland	209,356	655,549
Suncorp Group, Ltd.	110,628	1,121,145
Sydney Airport#	98,367	540,036
Tabcorp Holdings, Ltd.	168,613	556,032
Telstra Corp., Ltd.	354,349	748,881
TPG Telecom, Ltd.#	29,457	123,826
Transurban Group	175,486	1,572,252
Treasury Wine Estates, Ltd.	63,801	797,469
Vicinity Centres	294,065	592,788
Wesfarmers, Ltd.	98,469	3,383,507
Westpac Banking Corp.	291,355	6,117,197

Security Description	Shares	Value (Note 2)

Australia (continued)
Woodside Petroleum, Ltd.	72,301	$1,766,692
Woolworths Group, Ltd.	110,408	2,371,044

		83,322,042

Austria — 0.2%
ANDRITZ AG	6,591	328,064
Erste Group Bank AG	25,100	1,039,233
OMV AG	13,003	741,035
Raiffeisen Bank International AG†	12,801	400,870
voestalpine AG	10,030	535,173

		3,044,375

Belgium — 1.0%
Ageas	16,108	816,091
Anheuser-Busch InBev SA	65,675	6,154,987
Colruyt SA	5,784	307,221
Groupe Bruxelles Lambert SA	7,310	774,043
KBC Group NV	21,729	1,681,797
Proximus SADP	13,687	366,091
Solvay SA	6,451	865,853
Telenet Group Holding NV†	4,760	240,335
UCB SA	11,270	887,437
Umicore SA	16,667	939,903

		13,033,758

Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	57,500	433,157
First Pacific Co., Ltd.	210,000	105,941
Hongkong Land Holdings, Ltd.	101,700	737,405
Jardine Matheson Holdings, Ltd.	18,586	1,159,738
Jardine Strategic Holdings, Ltd.	18,761	668,916
Kerry Properties, Ltd.	57,000	304,575
Kingston Financial Group, Ltd.#	350,537	124,496
Li & Fung, Ltd.	516,000	200,338
NWS Holdings, Ltd.	132,000	244,990
Shangri-La Asia, Ltd.	92,000	183,070
Yue Yuen Industrial Holdings, Ltd.	64,000	197,694

		4,360,320

Canada — 0.0%
International Petroleum Corp.†	4,460	29,505

Cayman Islands — 0.7%
ASM Pacific Technology, Ltd.	21,300	278,239
CK Asset Holdings, Ltd.	224,808	1,874,623
CK Hutchison Holdings, Ltd.	232,808	2,613,807
Melco Resorts & Entertainment, Ltd. ADR	21,385	698,434
MGM China Holdings, Ltd.	84,800	244,998
Minth Group, Ltd.#	63,629	291,826
Sands China, Ltd.	215,200	1,280,204
WH Group, Ltd.*	754,500	773,073
Wharf Real Estate Investment Co., Ltd.	105,000	809,173
Wynn Macau, Ltd.	139,200	530,432

		9,394,809

Denmark — 1.7%
AP Moller - Maersk A/S, Series A	342	481,332
AP Moller - Maersk A/S, Series B	551	823,679
Carlsberg A/S, Class B	9,242	1,028,186
Chr. Hansen Holding A/S	8,591	825,995
Coloplast A/S, Class B	10,016	951,551
Danske Bank A/S	63,640	2,114,808
DSV A/S	16,276	1,352,246
Genmab A/S†	4,900	738,246
H. Lundbeck A/S	5,960	420,611
ISS A/S	14,373	491,712

118

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
Novo Nordisk A/S, Class B	160,501	$7,633,548
Novozymes A/S, Class B	19,284	982,177
Orsted A/S*	16,180	970,727
Pandora A/S#	9,526	750,337
TDC A/S†#	71,999	567,460
Tryg A/S	9,673	222,755
Vestas Wind Systems A/S	18,545	1,217,016
William Demant Holding A/S†#	10,171	370,059

		21,942,445

Finland — 1.0%
Elisa Oyj	13,012	581,870
Fortum Oyj	39,730	934,977
Kone Oyj, Class B	29,650	1,469,910
Metso Oyj	10,103	349,875
Neste Oyj	11,361	926,151
Nokia Oyj	499,536	2,879,322
Nokian Renkaat Oyj	10,176	394,344
Orion Oyj, Class B	8,985	265,660
Sampo Oyj, Class A	38,833	1,907,131
Stora Enso Oyj, Class R	49,706	1,019,090
UPM-Kymmene Oyj	46,126	1,693,919
Wartsila Oyj Abp	39,843	840,658

		13,262,907

France — 9.8%
Accor SA	15,319	842,304
Aeroports de Paris	2,670	557,076
Air Liquide SA#	36,626	4,503,503
Alstom SA	13,320	629,589
Amundi SA*	5,181	381,989
Arkema SA	5,761	706,063
Atos SE	8,106	1,107,500
AXA SA	166,255	4,163,551
BioMerieux#	3,492	309,375
BNP Paribas SA#	96,860	6,039,199
Bollore SA	76,245	377,696
Bouygues SA	17,733	819,762
Bureau Veritas SA	23,184	574,054
Capgemini SE#	13,766	1,824,360
Carrefour SA	48,506	878,382
Casino Guichard Perrachon SA#	5,073	220,234
Cie de Saint-Gobain	42,729	2,154,099
Cie Generale des Etablissements Michelin SCA#	14,817	1,928,488
CNP Assurances	15,499	362,288
Credit Agricole SA#	96,260	1,327,198
Danone SA	51,727	3,946,871
Dassault Aviation SA	196	381,607
Dassault Systemes SE	11,107	1,560,241
Edenred	18,438	594,298
Eiffage SA	6,363	716,148
Electricite de France SA	47,299	628,930
Engie SA#	157,189	2,500,700
Essilor International Cie Generale d’Optique SA	17,737	2,424,110
Eurazeo SA	4,183	327,169
Eutelsat Communications SA	13,684	263,892
Faurecia SA	6,489	554,493
Fonciere Des Regions	2,560	267,819
Gecina SA	3,988	689,105
Getlink	42,304	573,725
Hermes International	2,729	1,947,701
ICADE	3,342	310,274
Iliad SA	2,373	403,804
Imerys SA	3,091	265,243
Ingenico Group SA	4,813	386,968

Security Description	Shares	Value (Note 2)

France (continued)
Ipsen SA	3,228	$515,680
JCDecaux SA#	6,007	186,956
Kering SA	6,518	3,760,918
Klepierre SA	19,198	751,449
L’Oreal SA	21,636	5,200,755
Lagardere SCA	11,042	298,731
Legrand SA	23,371	1,760,483
LVMH Moet Hennessy Louis Vuitton SE	23,919	8,307,172
Natixis SA	83,129	606,382
Orange SA#	171,684	2,950,970
Pernod Ricard SA	18,427	3,104,115
Peugeot SA	50,463	1,181,540
Publicis Groupe SA	17,516	1,223,702
Remy Cointreau SA	2,166	322,402
Renault SA	16,479	1,601,652
Rexel SA	26,284	386,215
Safran SA	28,613	3,417,267
Sanofi#	97,585	7,486,200
Schneider Electric SE	48,255	4,189,599
SCOR SE	14,743	545,806
SEB SA	1,939	349,836
Societe BIC SA#	2,596	253,045
Societe Generale SA#	66,250	2,866,348
Sodexo SA	7,799	758,595
Suez#	31,651	434,727
Teleperformance	4,976	786,518
Thales SA	9,024	1,146,829
TOTAL SA	202,982	12,336,076
UbiSoft Entertainment SA†	5,397	589,597
Unibail-Rodamco SE	8,537	1,925,341
Valeo SA	20,432	1,294,698
Veolia Environnement SA#	39,667	904,651
Vinci SA	43,271	4,227,381
Vivendi SA	88,102	2,216,613
Wendel SA	2,504	330,290

		126,668,347

Germany — 9.2%
1&1 Drillisch AG†	4,555	315,248
adidas AG	16,262	3,681,565
Allianz SE	38,583	7,960,915
Axel Springer SE	3,577	259,778
BASF SE	78,782	7,764,333
Bayer AG	71,291	8,484,134
Bayerische Motoren Werke AG	28,315	2,826,121
Bayerische Motoren Werke AG (Preference Shares)	4,834	423,647
Beiersdorf AG	9,086	1,043,634
Brenntag AG	13,538	781,342
Commerzbank AG†	93,986	961,378
Continental AG	9,615	2,440,317
Covestro AG*	10,407	949,112
Daimler AG	82,962	5,984,788
Deutsche Bank AG	177,417	1,899,989
Deutsche Boerse AG	16,494	2,206,961
Deutsche Lufthansa AG	21,323	579,872
Deutsche Post AG	83,801	3,181,705
Deutsche Telekom AG	285,828	4,418,409
Deutsche Wohnen SE	30,520	1,432,107
E.ON SE	188,727	2,002,267
Evonik Industries AG	13,945	488,105
Fraport AG Frankfurt Airport Services Worldwide	3,366	315,087
Fresenius Medical Care AG & Co. KGaA	18,381	1,836,248
Fresenius SE & Co. KGaA	35,772	2,750,982
FUCHS PETROLUB SE (Preference Shares)	6,560	344,107
GEA Group AG	16,134	594,366

119

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
Hannover Rueck SE	5,433	$686,228
HeidelbergCement AG	12,680	1,123,954
Henkel AG & Co. KGaA	9,216	1,039,198
Henkel AG & Co. KGaA (Preference Shares)	15,399	1,901,852
HOCHTIEF AG	1,775	326,410
HUGO BOSS AG	5,900	530,487
Infineon Technologies AG	97,866	2,689,384
Innogy SE*	11,920	502,526
K+S AG	15,614	417,816
KION Group AG	6,089	494,615
LANXESS AG	8,308	657,915
Linde AG	15,957	3,659,262
MAN SE	3,164	344,392
Merck KGaA	11,360	1,160,288
METRO AG	14,638	197,125
MTU Aero Engines AG	4,412	833,294
Muenchener Rueckversicherungs-Gesellschaft AG	13,300	2,741,784
OSRAM Licht AG	8,525	502,662
Porsche Automobil Holding SE (Preference Shares)	13,232	976,340
ProSiebenSat.1 Media SE	19,343	569,242
Puma SE#	543	329,458
RWE AG	43,601	988,789
SAP SE	84,778	9,550,765
Schaeffler AG (Preference Shares)	14,471	216,774
Siemens AG	65,969	8,604,385
Symrise AG	10,902	885,872
Telefonica Deutschland Holding AG	64,403	272,295
thyssenkrupp AG	38,438	1,014,019
TUI AG	38,073	882,682
Uniper SE	17,207	546,011
United Internet AG	10,599	677,171
Volkswagen AG	2,804	521,656
Volkswagen AG (Preference Shares)	15,916	2,995,730
Vonovia SE	40,953	1,933,148
Wirecard AG	10,105	1,562,555
Zalando SE†*	9,569	509,953

		118,772,554

Hong Kong — 2.5%
AIA Group, Ltd.	1,039,400	9,484,471
Bank of East Asia, Ltd.	104,000	430,979
BOC Hong Kong Holdings, Ltd.	322,000	1,611,455
CLP Holdings, Ltd.	143,500	1,506,209
Galaxy Entertainment Group, Ltd.	206,000	1,808,852
Hang Lung Group, Ltd.	74,000	228,790
Hang Lung Properties, Ltd.	178,000	403,393
Hang Seng Bank, Ltd.	66,200	1,654,304
Henderson Land Development Co., Ltd.	103,580	680,511
Hong Kong & China Gas Co., Ltd.	747,204	1,614,416
Hong Kong Exchanges & Clearing, Ltd.	100,000	3,213,648
Hysan Development Co., Ltd.	54,000	311,932
I-CABLE Communications, Ltd.†	113,356	2,426
Link REIT	190,000	1,679,396
MTR Corp., Ltd.	126,500	711,328
New World Development Co., Ltd.	494,000	756,948
PCCW, Ltd.	359,000	211,344
Power Assets Holdings, Ltd.	122,000	846,821
Sino Land Co., Ltd.	262,000	452,216
SJM Holdings, Ltd.	172,000	245,718
Sun Hung Kai Properties, Ltd.	123,000	1,981,934
Swire Pacific, Ltd., Class A	46,500	479,009
Swire Properties, Ltd.	103,000	403,377
Techtronic Industries Co., Ltd.	121,500	726,922
Wharf Holdings, Ltd.	105,000	339,008

Security Description	Shares	Value (Note 2)

Hong Kong (continued)
Wheelock & Co., Ltd.	70,000	$525,813

		32,311,220

Ireland — 0.6%
AIB Group PLC	69,982	382,444
Bank of Ireland Group PLC	81,964	678,450
CRH PLC	72,243	2,669,140
DCC PLC	7,665	735,338
James Hardie Industries PLC CDI	38,426	642,803
Kerry Group PLC, Class A#	13,701	1,447,707
Paddy Power Betfair PLC	6,866	837,145

		7,393,027

Israel — 0.5%
Azrieli Group, Ltd.	3,211	156,430
Bank Hapoalim B.M.	94,588	652,309
Bank Leumi Le-Israel B.M.	118,692	739,283
Bezeq The Israeli Telecommunication Corp., Ltd.	171,021	209,145
Check Point Software Technologies, Ltd.†	11,272	1,097,442
Elbit Systems, Ltd.	2,013	241,363
Frutarom Industries, Ltd.	3,274	319,710
Israel Chemicals, Ltd.	39,762	183,916
Mizrahi Tefahot Bank, Ltd.	12,342	235,655
NICE, Ltd.†	5,234	552,997
Teva Pharmaceutical Industries, Ltd. ADR	78,232	1,681,988

		6,070,238

Italy — 1.8%
Assicurazioni Generali SpA#	108,037	1,838,618
Atlantia SpA#	38,942	1,127,299
Davide Campari-Milano SpA	49,117	366,602
Enel SpA	702,278	3,856,842
Eni SpA#	220,465	4,027,755
Intesa Sanpaolo SpA	1,157,887	3,435,489
Intesa Sanpaolo SpA RSP	84,245	253,651
Leonardo SpA#	35,342	359,926
Luxottica Group SpA	15,054	936,762
Mediobanca Banca di Credito Finanziario SpA	48,617	462,817
Poste Italiane SpA*	45,203	390,264
Prysmian SpA	16,919	474,656
Recordati SpA	8,955	332,057
Snam SpA	197,282	808,293
Telecom Italia SpA†	977,633	796,163
Telecom Italia SpA RSP	546,830	387,805
Terna Rete Elettrica Nazionale SpA	122,837	650,146
UniCredit SpA	172,605	2,883,891
UnipolSai Assicurazioni SpA#	81,061	178,411

		23,567,447

Japan — 24.0%
ABC-Mart, Inc.	2,800	171,975
Acom Co., Ltd.#	35,800	149,792
Aeon Co., Ltd.	53,000	1,047,434
AEON Financial Service Co., Ltd.	9,900	230,287
Aeon Mall Co., Ltd.	10,000	192,368
Air Water, Inc.	13,900	269,445
Aisin Seiki Co., Ltd.	15,300	767,581
Ajinomoto Co., Inc.	46,300	883,002
Alfresa Holdings Corp.	15,600	392,613
Alps Electric Co., Ltd.	17,302	408,979
Amada Holdings Co., Ltd.	30,100	325,916
ANA Holdings, Inc.	10,500	421,628
Aozora Bank, Ltd.	10,100	398,954
Asahi Glass Co., Ltd.	17,800	726,559
Asahi Group Holdings, Ltd.	32,900	1,717,643

120

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Asahi Kasei Corp.	110,600	$1,513,080
Asics Corp.#	14,200	235,671
Astellas Pharma, Inc.	177,900	2,715,121
Bandai Namco Holdings, Inc.	17,200	729,229
Bank of Kyoto, Ltd.	5,900	307,690
Benesse Holdings, Inc.	5,800	210,403
Bridgestone Corp.	56,700	2,265,802
Brother Industries, Ltd.	20,900	434,643
Calbee, Inc.	6,400	233,203
Canon, Inc.#	92,700	3,161,647
Casio Computer Co., Ltd.	18,600	283,227
Central Japan Railway Co.	12,300	2,539,454
Chiba Bank, Ltd.	65,000	498,623
Chubu Electric Power Co., Inc.	57,600	890,936
Chugai Pharmaceutical Co., Ltd.	19,800	1,114,945
Chugoku Electric Power Co., Inc.	24,100	314,708
Coca-Cola Bottlers Japan Holdings, Inc.	10,602	444,097
Concordia Financial Group, Ltd.	102,000	572,323
Credit Saison Co., Ltd.	13,100	216,594
CYBERDYNE, Inc.†#	8,721	111,325
Dai Nippon Printing Co., Ltd.	22,200	474,998
Dai-ichi Life Holdings, Inc.	92,100	1,710,492
Daicel Corp.	23,100	260,512
Daifuku Co., Ltd.	8,491	437,851
Daiichi Sankyo Co., Ltd.	48,900	1,566,606
Daikin Industries, Ltd.	21,400	2,462,927
Daito Trust Construction Co., Ltd.	5,900	961,251
Daiwa House Industry Co., Ltd.	48,700	1,759,770
Daiwa House REIT Investment Corp.	119	280,084
Daiwa Securities Group, Inc.	146,000	844,633
DeNA Co., Ltd.	9,100	174,406
Denso Corp.	40,900	1,982,468
Dentsu, Inc.	18,500	881,315
Disco Corp.	2,500	469,140
Don Quijote Holdings Co., Ltd.	10,500	557,255
East Japan Railway Co.	28,400	2,801,598
Eisai Co., Ltd.	22,900	1,652,164
Electric Power Development Co., Ltd.	12,400	328,547
FamilyMart UNY Holdings Co., Ltd.#	7,000	724,598
FANUC Corp.	16,600	3,531,591
Fast Retailing Co., Ltd.	4,500	1,963,666
Fuji Electric Co., Ltd.	49,000	347,824
FUJIFILM Holdings Corp.	35,600	1,362,761
Fujitsu, Ltd.	170,000	1,037,406
Fukuoka Financial Group, Inc.	67,000	357,015
Hachijuni Bank, Ltd.	35,900	158,818
Hakuhodo DY Holdings, Inc.	20,700	313,484
Hamamatsu Photonics KK	12,200	528,526
Hankyu Hanshin Holdings, Inc.	20,200	831,082
Hikari Tsushin, Inc.	1,700	300,571
Hino Motors, Ltd.	22,300	249,011
Hirose Electric Co., Ltd.	2,835	367,990
Hisamitsu Pharmaceutical Co., Inc.	4,900	406,460
Hitachi Chemical Co., Ltd.	9,200	197,489
Hitachi Construction Machinery Co., Ltd.	9,600	351,909
Hitachi High-Technologies Corp.	5,400	245,194
Hitachi Metals, Ltd.	19,700	216,156
Hitachi, Ltd.	417,000	3,038,011
Honda Motor Co., Ltd.	148,500	4,719,215
Hoshizaki Corp.	4,700	470,332
Hoya Corp.	33,300	1,969,248
Hulic Co., Ltd.	26,000	266,015
Idemitsu Kosan Co., Ltd.	11,900	397,583
IHI Corp.	13,500	505,906
Iida Group Holdings Co., Ltd.	12,800	243,842

Security Description	Shares	Value (Note 2)

Japan (continued)
Inpex Corp.	84,000	$931,502
Isetan Mitsukoshi Holdings, Ltd.	29,600	364,289
Isuzu Motors, Ltd.	47,600	635,472
ITOCHU Corp.	129,100	2,417,299
J. Front Retailing Co., Ltd.	21,200	332,793
Japan Airlines Co., Ltd.	10,700	413,872
Japan Airport Terminal Co., Ltd.	3,600	165,000
Japan Exchange Group, Inc.	46,100	873,617
Japan Post Bank Co., Ltd.	35,900	447,499
Japan Post Holdings Co., Ltd.	139,000	1,590,330
Japan Prime Realty Investment Corp.	68	246,718
Japan Real Estate Investment Corp.	113	592,221
Japan Retail Fund Investment Corp.	219	396,895
Japan Tobacco, Inc.	95,100	2,563,154
JFE Holdings, Inc.	43,800	902,819
JGC Corp.	17,400	361,895
JSR Corp.	15,800	307,202
JTEKT Corp.	18,000	261,027
JXTG Holdings, Inc.	263,700	1,694,514
Kajima Corp.	76,000	617,966
Kakaku.com, Inc.	13,100	283,621
Kamigumi Co., Ltd.	9,100	198,227
Kaneka Corp.	24,000	245,885
Kansai Electric Power Co., Inc.	62,600	896,652
Kansai Paint Co., Ltd.	17,600	376,304
Kao Corp.	42,600	3,294,856
Kawasaki Heavy Industries, Ltd.	12,700	384,075
KDDI Corp.	157,200	4,243,696
Keihan Holdings Co., Ltd.	8,700	293,724
Keikyu Corp.	19,899	334,597
Keio Corp.	10,000	463,499
Keisei Electric Railway Co., Ltd.	11,500	389,238
Keyence Corp.	8,500	5,195,934
Kikkoman Corp.	12,000	564,662
Kintetsu Group Holdings Co., Ltd.	16,200	676,930
Kirin Holdings Co., Ltd.	74,900	2,119,793
Kobe Steel, Ltd.	27,100	270,795
Koito Manufacturing Co., Ltd.	9,800	718,079
Komatsu, Ltd.	79,800	2,610,458
Konami Holdings Corp.	8,800	411,579
Konica Minolta, Inc.	43,100	391,585
Kose Corp.	2,579	558,999
Kubota Corp.	90,500	1,517,255
Kuraray Co., Ltd.	30,700	468,498
Kurita Water Industries, Ltd.	8,900	254,998
Kyocera Corp.	27,800	1,649,227
Kyowa Hakko Kirin Co., Ltd.	22,000	447,479
Kyushu Electric Power Co., Inc.	38,300	451,975
Kyushu Financial Group, Inc.	30,200	144,155
Kyushu Railway Co.	13,900	441,572
Lawson, Inc.	4,200	273,278
LINE Corp.†#	3,900	141,588
Lion Corp.	19,200	350,365
LIXIL Group Corp.	23,600	520,369
M3, Inc.	17,300	720,809
Mabuchi Motor Co., Ltd.	4,100	189,500
Makita Corp.	19,200	853,594
Marubeni Corp.	145,000	1,126,381
Marui Group Co., Ltd.	17,900	361,570
Maruichi Steel Tube, Ltd.	4,000	132,251
Mazda Motor Corp.	48,300	606,411
McDonald’s Holdings Co. Japan, Ltd.	5,700	286,460
Mebuki Financial Group, Inc.	81,200	294,496
Medipal Holdings Corp.	14,600	335,889
MEIJI Holdings Co., Ltd.	10,500	892,968

121

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Minebea Mitsumi, Inc.	32,500	$613,660
MISUMI Group, Inc.	23,700	682,496
Mitsubishi Chemical Holdings Corp.	123,300	1,136,598
Mitsubishi Corp.	130,200	3,613,291
Mitsubishi Electric Corp.	167,000	2,361,158
Mitsubishi Estate Co., Ltd.	107,900	1,953,384
Mitsubishi Gas Chemical Co., Inc.	16,200	411,783
Mitsubishi Heavy Industries, Ltd.	26,900	1,015,029
Mitsubishi Materials Corp.	9,700	268,506
Mitsubishi Motors Corp.	57,900	437,120
Mitsubishi Tanabe Pharma Corp.	19,800	354,044
Mitsubishi UFJ Financial Group, Inc.	1,023,700	6,116,656
Mitsubishi UFJ Lease & Finance Co., Ltd.	44,300	263,933
Mitsui & Co., Ltd.	147,600	2,591,329
Mitsui Chemicals, Inc.	16,200	466,835
Mitsui Fudosan Co., Ltd.	78,000	1,951,301
Mitsui OSK Lines, Ltd.	9,599	252,907
Mixi, Inc.	4,000	124,875
Mizuho Financial Group, Inc.	2,077,900	3,612,853
MS&AD Insurance Group Holdings, Inc.	41,000	1,301,653
Murata Manufacturing Co., Ltd.	16,400	2,429,898
Nabtesco Corp.	10,100	328,513
Nagoya Railroad Co., Ltd.	14,400	369,181
NEC Corp.	23,000	646,960
Nexon Co., Ltd.†	33,800	557,772
NGK Insulators, Ltd.	23,100	420,019
NGK Spark Plug Co., Ltd.	13,700	373,537
NH Foods, Ltd.	7,000	287,314
Nidec Corp.	20,500	3,164,214
Nikon Corp.	30,200	488,274
Nintendo Co., Ltd.	9,700	3,993,137
Nippon Building Fund, Inc.	121	676,683
Nippon Electric Glass Co., Ltd.	6,700	180,671
Nippon Express Co., Ltd.	7,400	555,236
Nippon Paint Holdings Co., Ltd.#	13,900	579,238
Nippon Prologis REIT, Inc.	156	324,994
Nippon Steel & Sumitomo Metal Corp.	65,800	1,375,211
Nippon Telegraph & Telephone Corp.	59,700	2,795,612
Nippon Yusen KK	14,100	286,304
Nissan Chemical Industries, Ltd.	10,500	491,791
Nissan Motor Co., Ltd.	201,500	1,995,398
Nisshin Seifun Group, Inc.	18,700	394,096
Nissin Foods Holdings Co., Ltd.	5,100	378,308
Nitori Holdings Co., Ltd.	6,800	1,166,182
Nitto Denko Corp.	13,900	1,086,264
NOK Corp.	8,300	155,034
Nomura Holdings, Inc.	310,600	1,602,487
Nomura Real Estate Holdings, Inc.	10,900	254,959
Nomura Real Estate Master Fund, Inc.	310	433,793
Nomura Research Institute, Ltd.	11,600	581,872
NSK, Ltd.	33,400	377,957
NTT Data Corp.	54,000	602,127
NTT DOCOMO, Inc.	118,700	3,068,409
Obayashi Corp.	56,800	571,544
OBIC Co., Ltd.	5,600	482,893
Odakyu Electric Railway Co., Ltd.	25,399	548,456
Oji Holdings Corp.	70,000	458,535
Olympus Corp.	25,100	887,253
Omron Corp.	16,500	862,481
Ono Pharmaceutical Co., Ltd.	35,900	887,703
Oracle Corp. Japan†	3,200	242,773
Oriental Land Co., Ltd.	18,700	1,908,438
ORIX Corp.	113,400	1,895,530
Osaka Gas Co., Ltd.	33,100	720,810
Otsuka Corp.	8,200	337,256

Security Description	Shares	Value (Note 2)

Japan (continued)
Otsuka Holdings Co., Ltd.	33,700	$1,669,143
Panasonic Corp.	189,630	2,583,285
Park24 Co., Ltd.	8,800	237,268
Persol Holdings Co., Ltd.#	15,274	326,197
Pola Orbis Holdings, Inc.	7,632	376,347
Rakuten, Inc.#	81,800	548,196
Recruit Holdings Co., Ltd.	94,183	2,609,811
Renesas Electronics Corp.†	43,000	425,050
Resona Holdings, Inc.	189,200	1,051,259
Ricoh Co., Ltd.	58,000	523,098
Rinnai Corp.	3,100	295,188
Rohm Co., Ltd.	8,200	754,459
Ryohin Keikaku Co., Ltd.	1,914	648,673
Sankyo Co., Ltd.	4,100	162,235
Santen Pharmaceutical Co., Ltd.	32,400	561,261
SBI Holdings, Inc.	17,600	477,427
Secom Co., Ltd.	18,000	1,338,981
Sega Sammy Holdings, Inc.	16,000	281,577
Seibu Holdings, Inc.	19,100	313,322
Seiko Epson Corp.	24,300	424,017
Sekisui Chemical Co., Ltd.	34,000	556,805
Sekisui House, Ltd.	52,500	933,981
Seven & i Holdings Co., Ltd.	64,400	2,844,425
Seven Bank, Ltd.	52,800	166,398
Sharp Corp.#	12,900	341,177
Shimadzu Corp.	21,800	598,276
Shimamura Co., Ltd.	1,700	173,557
Shimano, Inc.	6,400	903,010
Shimizu Corp.	45,600	443,571
Shin-Etsu Chemical Co., Ltd.	33,500	3,328,162
Shinsei Bank, Ltd.	14,400	226,892
Shionogi & Co., Ltd.	26,100	1,365,691
Shiseido Co., Ltd.	31,900	2,516,268
Shizuoka Bank, Ltd.	46,000	442,368
Showa Shell Sekiyu KK	16,500	218,774
SMC Corp.	4,900	1,854,975
SoftBank Group Corp.	71,200	5,053,610
Sohgo Security Services Co., Ltd.	6,200	283,030
Sompo Holdings, Inc.	29,900	1,295,131
Sony Corp.	109,100	5,144,151
Sony Financial Holdings, Inc.	15,500	283,881
Stanley Electric Co., Ltd.	12,400	421,061
Start Today Co., Ltd.	16,593	574,207
Subaru Corp.	52,700	1,608,424
SUMCO Corp.	20,204	486,886
Sumitomo Chemical Co., Ltd.	132,000	795,691
Sumitomo Corp.	100,900	1,688,609
Sumitomo Dainippon Pharma Co., Ltd.#	13,900	288,028
Sumitomo Electric Industries, Ltd.	65,200	978,318
Sumitomo Heavy Industries, Ltd.	9,600	337,426
Sumitomo Metal Mining Co., Ltd.	20,500	781,053
Sumitomo Mitsui Financial Group, Inc.	115,900	4,786,716
Sumitomo Mitsui Trust Holdings, Inc.	28,400	1,181,450
Sumitomo Realty & Development Co., Ltd.	31,000	1,165,279
Sumitomo Rubber Industries, Ltd.#	15,400	257,346
Sundrug Co., Ltd.	6,380	289,079
Suntory Beverage & Food, Ltd.	12,300	544,590
Suruga Bank, Ltd.	15,000	172,291
Suzuken Co., Ltd.	6,700	299,713
Suzuki Motor Corp.	29,400	1,685,277
Sysmex Corp.	13,500	1,210,360
T&D Holdings, Inc.	47,100	738,726
Taiheiyo Cement Corp.	10,400	383,442
Taisei Corp.	18,000	985,062
Taisho Pharmaceutical Holdings Co., Ltd.	2,700	285,975

122

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Taiyo Nippon Sanso Corp.	11,500	$170,046
Takashimaya Co., Ltd.	26,000	216,632
Takeda Pharmaceutical Co., Ltd.#	61,300	2,498,886
TDK Corp.	11,300	1,012,629
Teijin, Ltd.	16,400	317,206
Terumo Corp.	27,800	1,641,517
THK Co., Ltd.	9,900	349,693
Tobu Railway Co., Ltd.	16,900	522,369
Toho Co., Ltd.	9,800	339,172
Toho Gas Co., Ltd.	7,100	223,469
Tohoku Electric Power Co., Inc.	40,700	518,633
Tokio Marine Holdings, Inc.	58,100	2,787,894
Tokyo Electric Power Co. Holdings, Inc.†	129,500	613,834
Tokyo Electron, Ltd.	13,500	2,511,815
Tokyo Gas Co., Ltd.	35,100	954,447
Tokyo Tatemono Co., Ltd.	17,900	247,404
Tokyu Corp.	45,600	808,987
Tokyu Fudosan Holdings Corp.	42,700	313,700
Toppan Printing Co., Ltd.	44,000	357,876
Toray Industries, Inc.	128,400	1,047,667
Toshiba Corp.†	357,000	1,001,260
Tosoh Corp.	25,100	438,432
TOTO, Ltd.	12,100	629,693
Toyo Seikan Group Holdings, Ltd.	14,200	237,681
Toyo Suisan Kaisha, Ltd.	7,000	249,361
Toyoda Gosei Co., Ltd.	5,600	147,056
Toyota Industries Corp.	14,400	838,341
Toyota Motor Corp.	224,300	14,197,162
Toyota Tsusho Corp.	18,700	643,274
Trend Micro, Inc.	10,600	597,859
Tsuruha Holdings, Inc.	3,104	460,161
Unicharm Corp.	34,800	1,078,491
United Urban Investment Corp.	259	396,847
USS Co., Ltd.	19,799	373,700
West Japan Railway Co.	14,600	1,048,102
Yahoo Japan Corp.#	127,800	463,670
Yakult Honsha Co., Ltd.	7,500	492,354
Yamada Denki Co., Ltd.	59,300	306,635
Yamaguchi Financial Group, Inc.	16,000	192,516
Yamaha Corp.	14,700	765,585
Yamaha Motor Co., Ltd.	23,400	674,348
Yamato Holdings Co., Ltd.#	31,100	890,603
Yamazaki Baking Co., Ltd.	10,500	227,073
Yaskawa Electric Corp.	22,100	887,581
Yokogawa Electric Corp.	18,700	339,991
Yokohama Rubber Co., Ltd.#	8,700	188,030

		308,605,123

Jersey — 1.2%
Experian PLC	79,542	1,947,713
Ferguson PLC	22,055	1,709,300
Glencore PLC	1,049,033	5,190,397
Randgold Resources, Ltd.	7,812	620,654
Shire PLC	77,596	4,243,323
WPP PLC	109,592	1,796,254

		15,507,641

Luxembourg — 0.3%
ArcelorMittal	57,332	1,845,929
Eurofins Scientific SE	947	489,172
Millicom International Cellular SA SDR	5,889	371,535
RTL Group SA	3,481	262,533
SES SA FDR#	31,171	538,446
Tenaris SA	42,231	758,666

		4,266,281

Security Description	Shares	Value (Note 2)

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	629,900	$147,886

Netherlands — 4.4%
ABN AMRO Group NV CVA#*	36,116	939,280
Aegon NV	151,167	938,826
AerCap Holdings NV†	11,911	658,797
Airbus SE	49,610	5,692,416
Akzo Nobel NV	21,757	1,906,758
Altice NV, Class A†	41,160	145,382
ASML Holding NV	33,351	6,506,820
Boskalis Westminster NV	7,750	213,887
CNH Industrial NV	88,171	1,028,728
EXOR NV	8,981	661,436
Ferrari NV	10,613	1,396,493
Fiat Chrysler Automobiles NV†	92,414	2,094,131
Heineken Holding NV	10,314	1,005,985
Heineken NV	22,365	2,242,218
ING Groep NV	334,901	4,866,861
Koninklijke Ahold Delhaize NV	111,449	2,563,558
Koninklijke DSM NV	15,554	1,545,048
Koninklijke KPN NV	295,011	801,407
Koninklijke Philips NV	80,505	3,287,021
Koninklijke Vopak NV#	6,296	308,460
NN Group NV	25,901	1,111,203
NXP Semiconductors NV†	29,897	3,408,258
QIAGEN NV†	18,416	668,043
Randstad NV	10,254	613,359
RELX NV	83,415	1,825,039
STMicroelectronics NV	54,733	1,302,934
Unilever NV CVA#	140,635	7,836,081
Wolters Kluwer NV	26,148	1,471,491

		57,039,920

New Zealand — 0.2%
Auckland International Airport, Ltd.	87,262	402,253
Fisher & Paykel Healthcare Corp., Ltd.	48,839	452,774
Fletcher Building, Ltd.#	76,484	352,698
Mercury NZ, Ltd.#	59,213	133,712
Meridian Energy, Ltd.	109,559	228,579
Ryman Healthcare, Ltd.	33,839	269,657
Spark New Zealand, Ltd.	164,001	419,242

		2,258,915

Norway — 0.7%
DNB ASA	84,364	1,507,691
Equinor ASA†	97,969	2,571,925
Gjensidige Forsikring ASA	18,149	280,430
Marine Harvest ASA#	35,612	712,722
Norsk Hydro ASA	120,524	754,827
Orkla ASA	70,523	636,636
Schibsted ASA, Class B	7,831	212,576
Telenor ASA	66,333	1,366,146
Yara International ASA	16,074	663,466

		8,706,419

Papua New Guinea — 0.1%
Oil Search, Ltd.	118,644	739,736

Portugal — 0.2%
Banco Espirito Santo SA†(1)(2)	213,818	0
EDP - Energias de Portugal SA	207,026	809,959
Galp Energia SGPS SA	42,912	798,544
Jeronimo Martins SGPS SA	22,353	350,939

		1,959,442

Singapore — 1.3%
Ascendas Real Estate Investment Trust	210,700	416,126
CapitaLand Commercial Trust	178,700	227,612

123

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Mall Trust	216,000	$333,131
CapitaLand, Ltd.	228,000	587,204
City Developments, Ltd.	35,900	299,455
ComfortDelGro Corp., Ltd.	181,100	332,019
DBS Group Holdings, Ltd.	153,100	3,229,379
Genting Singapore PLC	543,500	509,169
Hutchison Port Holdings Trust	507,600	138,750
Jardine Cycle & Carriage, Ltd.	9,200	235,342
Keppel Corp., Ltd.	127,600	731,038
Oversea-Chinese Banking Corp., Ltd.	269,500	2,511,176
SATS, Ltd.	56,300	216,423
Sembcorp Industries, Ltd.	86,400	188,471
Singapore Airlines, Ltd.	48,700	408,892
Singapore Exchange, Ltd.	69,600	375,506
Singapore Press Holdings, Ltd.#	142,800	279,693
Singapore Technologies Engineering, Ltd.	138,000	357,447
Singapore Telecommunications, Ltd.	701,400	1,714,401
StarHub, Ltd.#	52,800	76,084
Suntec Real Estate Investment Trust	200,400	268,399
United Overseas Bank, Ltd.	111,600	2,335,977
UOL Group, Ltd.	39,600	239,190
Wilmar International, Ltd.	140,400	338,819
Yangzijiang Shipbuilding Holdings, Ltd.	169,200	121,137

		16,470,840

Spain — 2.9%
Abertis Infraestructuras SA#	59,632	1,280,036
ACS Actividades de Construccion y Servicios SA	20,223	837,564
Aena SME SA*	5,970	1,146,772
Amadeus IT Group SA	38,264	3,032,368
Banco Bilbao Vizcaya Argentaria SA	572,774	3,910,215
Banco de Sabadell SA	461,330	774,015
Banco Santander SA	1,382,200	7,415,540
Bankia SA#	87,009	331,812
Bankinter SA	60,021	581,286
CaixaBank SA	308,011	1,309,390
Enagas SA	19,486	521,532
Endesa SA	27,796	614,646
Ferrovial SA	41,974	855,358
Gas Natural SDG SA	31,192	764,371
Grifols SA#	26,744	785,688
Iberdrola SA	505,605	3,582,169
Industria de Diseno Textil SA	94,264	2,970,922
International Consolidated Airlines Group SA	54,895	497,377
Mapfre SA	82,850	252,060
Red Electrica Corp. SA	38,638	754,659
Repsol SA	106,749	2,030,637
Siemens Gamesa Renewable Energy SA#	20,517	314,888
Telefonica SA	387,604	3,421,045

		37,984,350

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.#*	216,769	209,996
HKT Trust & HKT, Ltd.	319,000	402,492
Unibail-Rodamco SE & WFD Unibail-Rodamco NV CDI†	62,871	699,407

		1,311,895

Sweden — 2.5%
Alfa Laval AB	25,170	629,054
Arjo AB, Class B	17,905	59,917
Assa Abloy AB, Class B	86,683	1,864,884
Atlas Copco AB, Class A	57,893	2,291,299
Atlas Copco AB, Class A(Redemption Shares)†	57,893	52,509
Atlas Copco AB, Class B	34,810	1,260,497
Atlas Copco AB, Class B(Redemption Shares)†	34,810	31,545

Security Description	Shares	Value (Note 2)

Sweden (continued)
Boliden AB	24,395	$860,447
Boliden AB(Redemption Shares)†	24,395	15,853
Electrolux AB, Series B	21,626	533,359
Essity AB, Class B	52,841	1,339,760
Getinge AB, Class B	17,905	173,638
Hennes & Mauritz AB, Class B	83,121	1,253,060
Hexagon AB, Class B	22,849	1,288,026
Husqvarna AB, Class B	36,460	358,556
ICA Gruppen AB	6,868	211,989
Industrivarden AB, Class C	14,317	300,910
Investor AB, Class B	39,679	1,646,391
Kinnevik AB, Class B	21,025	733,062
L E Lundbergforetagen AB	6,172	199,483
Lundin Petroleum AB	16,054	509,353
Nordea Bank AB	262,793	2,528,774
Sandvik AB	97,081	1,684,388
Securitas AB, Class B	28,056	451,290
Skandinaviska Enskilda Banken AB, Class A	130,991	1,180,877
Skanska AB, Class B	29,272	539,178
SKF AB, Class B	32,673	635,060
Svenska Handelsbanken AB, Class A	129,082	1,414,906
Swedbank AB, Class A	78,926	1,641,535
Swedish Match AB	15,412	730,906
Tele2 AB, Class B	28,579	349,890
Telefonaktiebolaget LM Ericsson, Class B	265,671	1,924,399
Telia Co AB	229,442	1,073,859
Volvo AB, Class B	135,410	2,332,198

		32,100,852

Switzerland — 7.3%
ABB, Ltd.	158,068	3,592,794
Adecco Group AG#	14,490	867,410
Baloise Holding AG	4,243	621,254
Barry Callebaut AG	197	344,417
Chocoladefabriken Lindt & Spruengli AG	10	756,457
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	87	557,209
Cie Financiere Richemont SA	44,712	4,105,974
Clariant AG	19,729	477,042
Coca-Cola HBC AG	15,621	533,780
Credit Suisse Group AG	209,225	3,178,363
Dufry AG#	3,018	410,981
EMS-Chemie Holding AG	739	463,230
Geberit AG	3,176	1,369,380
Givaudan SA	815	1,811,929
Julius Baer Group, Ltd.	19,317	1,124,037
Kuehne & Nagel International AG	4,873	732,712
LafargeHolcim, Ltd.#	39,286	2,015,321
Lonza Group AG	6,357	1,706,199
Nestle SA	267,448	20,157,649
Novartis AG	191,013	14,171,950
Pargesa Holding SA	2,757	241,505
Partners Group Holding AG	1,488	1,072,449
Roche Holding AG	60,295	12,932,226
Schindler Holding AG	1,916	393,113
Schindler Holding AG (Participation Certificate)	3,440	728,246
SGS SA	474	1,228,362
Sika AG	185	1,472,894
Sonova Holding AG	4,591	801,249
Straumann Holding AG	818	540,583
Swatch Group AG	4,452	396,347
Swatch Group AG BR	2,655	1,288,289
Swiss Life Holding AG	2,866	977,146
Swiss Prime Site AG	5,850	545,531
Swiss Re AG	27,104	2,346,069

124

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland (continued)
Swisscom AG#	2,262	$1,007,476
UBS Group AG	316,286	4,752,760
Vifor Pharma AG#	4,215	655,760
Zurich Insurance Group AG	13,025	3,868,438

		94,246,531

United Kingdom — 16.2%
3i Group PLC	83,463	1,057,730
Admiral Group PLC	18,161	464,930
Anglo American PLC#	115,011	2,748,832
Antofagasta PLC	35,163	491,732
Ashtead Group PLC	42,799	1,320,696
Associated British Foods PLC	31,019	1,092,276
AstraZeneca PLC	109,160	7,967,851
Auto Trader Group PLC*	86,570	405,837
Aviva PLC	347,846	2,362,466
Babcock International Group PLC	22,156	245,403
BAE Systems PLC	274,689	2,335,415
Barclays PLC	1,454,717	3,819,937
Barratt Developments PLC	87,592	635,422
Berkeley Group Holdings PLC	11,202	632,378
BHP Billiton PLC	184,078	4,232,492
BP PLC	1,688,117	12,936,842
British American Tobacco PLC	196,807	10,124,224
British Land Co. PLC	85,679	770,907
BT Group PLC	724,373	1,973,255
Bunzl PLC	30,099	916,388
Burberry Group PLC	36,971	1,016,987
Capita PLC#	59,319	106,555
Carnival PLC	16,735	1,070,720
Centrica PLC	468,325	908,381
Cobham PLC†#	206,348	340,959
Coca-Cola European Partners PLC	18,399	698,610
Compass Group PLC	137,018	2,946,513
ConvaTec Group PLC*	117,763	362,074
Croda International PLC	11,280	699,235
Diageo PLC	217,168	7,976,882
Direct Line Insurance Group PLC	122,216	580,389
easyJet PLC	14,520	329,302
Fresnillo PLC#	19,415	342,943
G4S PLC	136,683	490,556
GKN PLC	149,120	951,200
GlaxoSmithKline PLC	423,063	8,571,176
Hammerson PLC	69,313	503,204
Hargreaves Lansdown PLC#	21,429	542,002
HSBC Holdings PLC	1,726,481	16,542,382
IMI PLC	24,413	376,593
Imperial Brands PLC	82,255	2,963,874
InterContinental Hotels Group PLC	15,349	982,499
Intertek Group PLC	14,600	1,061,105
Investec PLC	56,442	417,000
ITV PLC	314,144	677,685
J Sainsbury PLC	139,226	589,250
John Wood Group PLC#	58,171	517,553
Johnson Matthey PLC	16,783	783,993
Kingfisher PLC	190,968	773,692
Land Securities Group PLC	65,798	811,657
Legal & General Group PLC	514,887	1,847,182
Lloyds Banking Group PLC	6,162,617	5,179,306
London Stock Exchange Group PLC	27,572	1,641,331
Marks & Spencer Group PLC#	144,358	544,265
Mediclinic International PLC#	31,976	259,826
Meggitt PLC	70,892	463,472
Merlin Entertainments PLC*	57,170	278,806
Micro Focus International PLC#	37,812	670,536

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Mondi PLC	32,363	$898,958
National Grid PLC	297,555	3,289,263
Next PLC	12,467	961,407
Old Mutual PLC	434,547	1,385,651
Pearson PLC#	73,394	879,840
Persimmon PLC	27,145	1,022,119
Prudential PLC	222,497	5,344,000
Reckitt Benckiser Group PLC	57,252	4,385,230
RELX PLC	92,728	2,037,424
Rio Tinto PLC	105,945	5,973,617
Rolls-Royce Holdings PLC	142,883	1,563,199
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	10,144,693	13,486
Royal Bank of Scotland Group PLC†	303,869	1,111,544
Royal Dutch Shell PLC, Class A	387,013	13,416,720
Royal Dutch Shell PLC, Class B	322,909	11,495,097
Royal Mail PLC	79,007	534,621
RSA Insurance Group PLC	90,305	782,583
Sage Group PLC	95,258	837,014
Schroders PLC	11,277	484,391
Segro PLC	85,241	741,907
Severn Trent PLC	21,210	560,932
Sky PLC	91,579	1,639,864
Smith & Nephew PLC	77,956	1,418,479
Smiths Group PLC	35,603	833,456
SSE PLC	87,200	1,585,299
St James’s Place PLC	45,882	727,246
Standard Chartered PLC	285,813	2,867,881
Standard Life Aberdeen PLC	232,721	1,082,462
Taylor Wimpey PLC	287,464	726,765
Tesco PLC	704,189	2,300,439
Travis Perkins PLC	22,495	402,426
Unilever PLC	108,326	5,972,217
United Utilities Group PLC	60,120	620,155
Vodafone Group PLC	2,296,997	5,876,772
Weir Group PLC#	19,272	561,534
Whitbread PLC	15,819	886,483
WM Morrison Supermarkets PLC	187,531	612,435

		208,187,624

United States — 0.1%
Worldpay, Inc., Class A†#	11,612	881,148

Total Common Stocks
(cost $1,145,880,189)		1,253,587,597

EXCHANGE-TRADED FUNDS — 0.3%
United States — 0.3%
iShares MSCI EAFE ETF# (cost $3,413,682)	47,500	3,296,500

RIGHTS — 0.0%
Netherlands — 0.0%
Altice NV† Expires 06/04/2018	41,160	300,289

Spain — 0.0%
Ferrovial SA† Expires 06/01/2018	41,974	15,310

Total Rights
(cost $308,703)		315,599

Total Long-Term Investment Securities
(cost $1,149,602,574)		1,257,199,696

SHORT-TERM INVESTMENT SECURITIES — 5.9%
Registered Investment Companies — 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(3)(4)	67,527,084	67,527,084

125

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 0.6%
United States Treasury Bills
1.71% due 06/14/2018(5)	$265,000	$264,849
1.74% due 06/28/2018(5)	420,000	419,454
1.76% due 07/19/2018(5)	200,000	199,525
1.80% due 07/05/2018(5)	1,000,000	998,345
1.82% due 08/23/2018(5)	4,000,000	3,982,858
1.90% due 09/20/2018(5)	2,000,000	1,988,268

		7,853,299

Total Short-Term Investment Securities
(cost $75,380,730)		75,380,383

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount $5,430,042 collateralized by $5,910,000 of U.S. Treasury Notes, bearing interest at 2.00% due 11/15/2026 and having an approximate value of $5,539,709 (cost $5,430,000)	5,430,000	5,430,000

TOTAL INVESTMENTS —
(cost $1,230,413,304)(6)	103.9%	1,338,010,079
Liabilities in excess of other assets	(3.9)	(50,023,427)

NET ASSETS —	100.0%	$1,287,986,652

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $7,820,409 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $188 representing 0.0% of net assets.
(2)	Securities classified as Level 3 (see Note 2).
(3)	At May 31, 2018, the Fund had loaned securities with a total value of $73,439,680. This was secured by collateral of $67,527,084, which was received in cash and subsequently invested in short-term investments currently valued at $67,527,084 as reported in the Portfolio of Investments. Additional collateral of $9,840,239 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	2.75% to 3.50%	11/01/2034 to 12/01/2047	$643,204
Federal National Mtg. Assoc.	3.00% to 4.46%	10/01/2032 to 11/01/2046	613,419
Government National Mtg. Assoc.	2.50% to 4.00%	08/20/2044 to 04/16/2059	656,651
United States Treasury Bills	0.00%	06/07/2018 to 01/31/2019	227,175
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 05/15/2047	7,699,790

(4)	The rate shown is the 7-day yield as of May 31, 2018.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American	Depositary Receipt

BR—Bearer Share

CDI—Chess	Depositary Interest
CVA—Certification	Van Aandelen (Dutch Cert.)
ETF—Exchange-Traded	Funds
FDR—Fiduciary	Depositary Receipt
RSP—Risparmio	Shares-Savings Shares on the Italian Stock Exchange
SDR—Swedish	Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
241	Long	mini MSCI EAFE Index	June 2018	$24,454,321	$23,943,350	$(510,971)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$9,862	$83,311,992	**	$188	$83,322,042
Portugal	—	1,959,442	**	0	1,959,442
United Kingdom	1,649,810	206,537,814	***	—	208,187,624
Other Countries	8,673,691	951,444,798	**	—	960,118,489
Exchange-Traded Funds	3,296,500	—		—	3,296,500
Rights	315,599	—		—	315,599
Short-Term Investment Securities:
Registered Investment Companies	67,527,084	—		—	67,527,084
U.S. Government Treasuries	—	7,853,299		—	7,853,299
Repurchase Agreements	—	5,430,000		—	5,430,000

Total Investments at Value	$81,472,546	$1,256,537,345		$188	$1,338,010,079

126

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$510,971	$—	$—	$510,971

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
***	Amount includes $206,524,328 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,208,050,452 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

127

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Sovereign	71.2%
United States Treasury Notes	17.7
Registered Investment Companies	3.1
United States Treasury Bonds	2.2
Oil Companies — Integrated	0.8
Electric — Distribution	0.6
Banks — Commercial	0.6
Platinum	0.5
Cellular Telecom	0.5
Banks — Export/Import	0.3
Diversified Operations	0.3
Electric — Generation	0.3
Oil Companies — Exploration & Production	0.2
Transport — Marine	0.2
Non-Ferrous Metals	0.2
Diamonds/Precious Stones	0.2
Gas — Distribution	0.2
Finance — Commercial	0.2
Real Estate Operations & Development	0.1
Transport — Services	0.1
Chemicals — Diversified	0.1
Building Products — Cement	0.1
Metal — Diversified	0.1
Electric — Integrated	0.1
Airlines	0.1

100.0%

Country Allocation*

United States	23.5%
Japan	13.2
United Kingdom	4.7
Germany	4.6
France	4.4
Italy	4.1
Mexico	3.6
Argentina	3.0
Australia	2.7
Indonesia	2.1
Dominican Republic	2.0
Sri Lanka	1.7
Ecuador	1.7
Turkey	1.6
Colombia	1.6
Netherlands	1.6
Spain	1.6
Russia	1.3
Nigeria	1.3
Ivory Coast	1.3
Senegal	1.2
Egypt	1.1
South Africa	1.1
Uruguay	1.0
Sweden	0.9
Ukraine	0.9
Brazil	0.9
Lebanon	0.9
Lithuania	0.8
Belgium	0.8
Austria	0.8
Poland	0.8
Honduras	0.7
Jordan	0.7
Chile	0.7
British Virgin Islands	0.6
Romania	0.5

Kazakhstan	0.5
Malaysia	0.5
Qatar	0.5
Ireland	0.4
Belarus	0.4
Paraguay	0.3
Luxembourg	0.3
Bermuda	0.3
Peru	0.2
Cayman Islands	0.2
Hungary	0.2
Singapore	0.1
China	0.1

100.0%

Credit Quality†#

Aaa	28.4%
Aa	10.5
A	19.9
Baa	13.3
Ba	9.0
B	8.6
Caa	0.6
Not Rated@	9.7

100.0%

*	Calculated as a percentage of net assets
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities

128

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 5.0%
Argentina — 0.4%
Capex SA Senior Notes 6.88% due 05/15/2024	$290,000	$273,554
Genneia SA Senior Notes 8.75% due 01/20/2022	280,000	282,750
YPF SA Senior Notes 6.95% due 07/21/2027	290,000	268,612

		824,916

Bermuda — 0.3%
China Resources Gas Group, Ltd. Senior Notes 4.50% due 04/05/2022	290,000	296,098
Geopark, Ltd. Senior Sec. Notes 6.50% due 09/21/2024	290,000	281,033

		577,131

British Virgin Islands — 0.6%
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*	1,200,000	1,173,498
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*	200,000	204,106

		1,377,604

Cayman Islands — 0.2%
Future Land Development Holdings, Ltd. Senior Sec. Notes 5.00% due 02/16/2020	300,000	293,449
Gol Finance, Inc. Company Guar. Notes 7.00% due 01/31/2025*	310,000	265,050

		558,499

Chile — 0.2%
Codelco, Inc. Senior Notes 3.63% due 08/01/2027	400,000	380,528

China — 0.1%
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024	220,000	225,481

Indonesia — 0.3%
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	318,000	325,721
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	400,000	388,500

		714,221

Luxembourg — 0.3%
Millicom International Cellular SA Senior Notes 6.00% due 03/15/2025	290,000	292,320
Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024	280,000	289,660

		581,980

Security Description	Principal Amount(1)		Value (Note 2)

Mexico — 1.1%
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*		$200,000	$194,000
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027*		450,000	420,750
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027		290,000	271,150
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		520,000	491,348
Petroleos Mexicanos Company Guar. Notes 7.19% due 09/12/2024	MXN	15,000,000	669,840
Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		290,000	284,200

			2,331,288

Netherlands — 0.5%
CIMPOR Financial Operations BV Company Guar. Notes 5.75% due 07/17/2024		310,000	279,003
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		200,000	208,414
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		300,000	277,800
VEON Holdings BV Senior Notes 4.95% due 06/16/2024		355,000	335,120

			1,100,337

Nigeria — 0.3%
Fidelity Bank PLC Senior Notes 10.50% due 10/16/2022		290,000	297,134
Zenith Bank PLC Senior Notes 7.38% due 05/30/2022		290,000	294,405

			591,539

Peru — 0.1%
Banco Internacional del Peru SAA Interbank Notes 3.38% due 01/18/2023*		270,548	257,291

Singapore — 0.1%
Medco Platinum Road Pte, Ltd. Senior Sec. Notes 6.75% due 01/30/2025*		310,000	291,426

Turkey — 0.2%
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		300,000	279,600
Yapi ve Kredi Bankasi AS Senior Notes 5.75% due 02/24/2022		310,000	291,779

			571,379

United Kingdom — 0.3%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		300,000	297,600

129

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
Vedanta Resources PLC Senior Notes 6.13% due 08/09/2024		$300,000	$278,830

			576,430

Total Foreign Corporate Bonds & Notes
(cost $11,568,709)			10,960,050

FOREIGN GOVERNMENT OBLIGATIONS — 71.5%
Argentina — 2.6%
Republic of Argentina Senior Notes 2.50% due 12/31/2038(2)		2,000,000	1,211,020
Republic of Argentina Senior Notes 4.63% due 01/11/2023		730,000	662,110
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	1,000,000	1,063,836
Republic of Argentina Senior Notes 5.63% due 01/26/2022		80,000	76,600
Republic of Argentina Senior Notes 5.88% due 01/11/2028		690,000	602,025
Republic of Argentina Senior Notes 6.88% due 04/22/2021		600,000	606,000
Republic of Argentina Senior Bonds 6.88% due 01/11/2048		1,000,000	820,000
Republic of Argentina Senior Notes 7.63% due 04/22/2046		300,000	264,750
Republic of Argentina Senior Notes 8.28% due 12/31/2033		140,204	140,416
Republic of Argentina Senior Notes 8.28% due 12/31/2033		280,407	280,831

			5,727,588

Australia — 2.7%
Commonwealth of Australia Senior Notes 2.00% due 12/21/2021	AUD	1,700,000	1,277,653
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	1,000,000	769,170
Commonwealth of Australia Senior Notes 2.75% due 06/21/2035	AUD	1,000,000	733,029
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,400,000	1,106,853
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	900,000	716,021
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	1,500,000	1,251,964

			5,854,690

Austria — 0.8%
Republic of Austria Bonds 6.25% due 07/15/2027	EUR	1,000,000	1,770,203

Security Description	Principal Amount(1)		Value (Note 2)

Belarus — 0.4%
Republic of Belarus Senior Notes 6.20% due 02/28/2030		$900,000	$875,520

Belgium — 0.8%
Kingdom of Belgium Senior Bonds 1.00% due 06/22/2026*	EUR	1,500,000	1,827,086

Brazil — 0.9%
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		600,000	486,000
Federative Republic of Brazil Senior Notes 5.63% due 02/21/2047		370,000	325,600
Federative Republic of Brazil Senior Notes 8.50% due 01/05/2024	BRL	2,000,000	524,214
Federative Republic of Brazil Senior Notes 10.25% due 01/10/2028	BRL	2,000,000	582,162

			1,917,976

Chile — 0.5%
Republic of Chile Senior Notes 2.25% due 10/30/2022		630,000	603,484
Republic of Chile Senior Notes 3.24% due 02/06/2028		500,000	479,000

			1,082,484

Colombia — 1.6%
Republic of Colombia Senior Notes 3.88% due 04/25/2027		600,000	573,000
Republic of Colombia Senior Notes 4.38% due 07/12/2021		600,000	609,900
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	386,000
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		1,100,000	1,364,000
Republic of Colombia Senior Notes 9.85% due 06/28/2027	COP	1,500,000,000	652,670

			3,585,570

Dominican Republic — 2.0%
Dominican Republic Senior Bonds 5.50% due 01/27/2025		700,000	696,668
Dominican Republic Senior Bonds 5.88% due 04/18/2024		1,500,000	1,536,855
Dominican Republic Senior Bonds 6.85% due 01/27/2045		600,000	596,856
Dominican Republic Senior Bonds 7.45% due 04/30/2044		500,000	534,025
Dominican Republic Senior Notes 7.50% due 05/06/2021		600,000	628,188

130

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic (continued)
Dominican Republic Senior Bonds 8.63% due 04/20/2027		$300,000	$343,500

			4,336,092

Ecuador — 1.7%
Republic of Ecuador Senior Notes 7.88% due 01/23/2028*		1,900,000	1,672,000
Republic of Ecuador Senior Notes 9.63% due 06/02/2027		800,000	786,160
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		700,000	687,190
Republic of Ecuador Senior Notes 10.75% due 03/28/2022		500,000	521,350

			3,666,700

Egypt — 1.1%
Government of Egypt Senior Notes 5.58% due 02/21/2023*		390,000	385,098
Government of Egypt Senior Notes 6.59% due 02/21/2028*		650,000	634,330
Government of Egypt Senior Notes 7.50% due 01/31/2027		900,000	939,411
Government of Egypt Senior Notes 8.50% due 01/31/2047		535,000	567,121

			2,525,960

France — 4.4%
Government of France Bonds 0.50% due 05/25/2025	EUR	2,000,000	2,380,477
Government of France Bonds 2.75% due 10/25/2027	EUR	600,000	843,161
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	690,711
Government of France Bonds 4.25% due 10/25/2023	EUR	1,400,000	2,017,524
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	792,189
Government of France Bonds 5.75% due 10/25/2032	EUR	700,000	1,349,262
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,665,794

			9,739,118

Germany — 4.6%
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	2,900,000	3,499,548

Security Description	Principal Amount(1)		Value (Note 2)

Germany (continued)
Federal Republic of Germany Bonds 1.00% due 08/15/2025#	EUR	1,700,000	$2,128,566
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	1,038,491
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	350,000	664,307
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	750,000	1,414,375
Federal Republic of Germany Bonds 6.50% due 07/04/2027	EUR	800,000	1,465,697

			10,210,984

Honduras — 0.7%
Republic of Honduras Senior Notes 6.25% due 01/19/2027		850,000	853,621
Republic of Honduras Senior Notes 8.75% due 12/16/2020		600,000	647,850

			1,501,471

Hungary — 0.2%
Republic of Hungary Bonds 1.75% due 10/26/2022	HUF	150,000,000	549,679

Indonesia — 1.8%
Republic of Indonesia Senior Notes 2.95% due 01/11/2023		810,000	772,940
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		550,000	545,501
Republic of Indonesia Senior Notes 4.35% due 01/11/2048		800,000	732,948
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		1,400,000	1,509,064
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		300,000	351,832

			3,912,285

Ireland — 0.4%
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	750,000	923,096

Italy — 4.1%
Republic of Italy Bonds 0.65% due 10/15/2023	EUR	700,000	754,120
Republic of Italy Bonds 1.50% due 06/01/2025	EUR	1,100,000	1,204,789
Republic of Italy Bonds 1.60% due 06/01/2026	EUR	600,000	648,935

131

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy Bonds 2.00% due 02/01/2028	EUR	1,000,000	$1,086,724
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	700,000	719,096
Republic of Italy Bonds 3.75% due 08/01/2021	EUR	1,000,000	1,243,019
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	975,719
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	500,000	723,825
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	911,885
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	834,472

			9,102,584

Ivory Coast — 1.3%
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		1,200,000	1,105,200
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		500,000	491,288
Republic of Ivory Coast Senior Notes 6.63% due 03/22/2048*	EUR	1,000,000	1,153,364

			2,749,852

Japan — 13.2%
Government of Japan Senior Bonds 0.10% due 06/20/2027	JPY	330,000,000	3,057,957
Government of Japan Senior Notes 0.10% due 12/20/2027	JPY	200,000,000	1,852,167
Government of Japan Senior Bonds 0.40% due 06/20/2025	JPY	120,000,000	1,138,767
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,442,501
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	205,000,000	1,957,549
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,744,835
Government of Japan Senior Bonds 1.10% due 06/20/2020	JPY	132,000,000	1,244,053
Government of Japan Senior Bonds 1.20% due 12/20/2020	JPY	200,000,000	1,900,906
Government of Japan Senior Bonds 1.20% due 09/20/2035	JPY	200,000,000	2,087,236
Government of Japan Senior Notes 1.60% due 06/20/2030	JPY	125,000,000	1,349,209

Security Description	Principal Amount(1)		Value (Note 2)

Japan (continued)
Government of Japan Senior Bonds 1.80% due 06/20/2030	JPY	100,000,000	$1,101,558
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	591,022
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,419,538
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	85,000,000	1,012,421
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,197,224
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	60,000,000	660,720
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,439,822
Government of Japan Senior Bonds 2.10% due 12/20/2030	JPY	60,000,000	684,491
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	429,177
Government of Japan Senior Notes 2.30% due 12/20/2036	JPY	230,000,000	2,808,311

			29,119,464

Jordan — 0.7%
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		1,050,000	997,500
Kingdom of Jordan Senior Notes 6.13% due 01/29/2026		500,000	491,250

			1,488,750

Kazakhstan — 0.5%
Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025		1,050,000	1,118,645

Lebanon — 0.9%
Republic of Lebanon Senior Notes 6.60% due 11/27/2026		300,000	253,524
Republic of Lebanon Senior Notes 6.65% due 11/03/2028		500,000	407,480
Republic of Lebanon Senior Notes 6.85% due 03/23/2027		580,000	488,464
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		760,000	754,680

			1,904,148

Lithuania — 0.8%
Republic of Lithuania Senior Notes 6.13% due 03/09/2021		1,750,000	1,870,435

132

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia — 0.5%
Government of Malaysia Senior Notes 3.80% due 09/30/2022	MYR	4,000,000	$1,003,021

Mexico — 2.5%
United Mexican States Senior Notes 4.00% due 10/02/2023		500,000	500,750
United Mexican States Senior Notes 4.15% due 03/28/2027		220,000	216,150
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	611,100
United Mexican States Senior Notes 4.60% due 02/10/2048		700,000	634,550
United Mexican States Bonds 6.50% due 06/10/2021	MXN	30,000,000	1,453,758
United Mexican States Bonds 7.50% due 06/03/2027	MXN	10,000,000	491,666
United Mexican States Bonds 7.75% due 11/13/2042	MXN	15,000,000	736,927
United Mexican States Bonds 10.00% due 12/05/2024	MXN	14,000,000	781,634

			5,426,535

Netherlands — 1.1%
Kingdom of the Netherlands Bonds 0.25% due 07/15/2025*	EUR	1,100,000	1,293,688
Kingdom of the Netherlands Bonds 1.75% due 07/15/2023*	EUR	900,000	1,155,234

			2,448,922

Nigeria — 1.0%
Republic of Nigeria Senior Notes 6.50% due 11/28/2027*		510,000	503,166
Republic of Nigeria Senior Notes 7.14% due 02/23/2030*		260,000	260,374
Republic of Nigeria Senior Notes 7.63% due 11/28/2047		800,000	787,466
Republic of Nigeria Senior Notes 7.70% due 02/23/2038*		650,000	650,696

			2,201,702

Paraguay — 0.3%
Republic of Paraguay Senior Notes 4.63% due 01/25/2023		650,000	654,063

Peru — 0.1%
Republic of Peru Senior Notes 5.63% due 11/18/2050		270,000	311,175

Security Description	Principal Amount(1)		Value (Note 2)

Poland — 0.8%
Republic of Poland Senior Notes 4.00% due 01/22/2024		$730,000	$740,246
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	3,000,000	925,183

			1,665,429

Qatar — 0.5%
State of Qatar Senior Notes 5.10% due 04/23/2048*		1,000,000	994,218

Romania — 0.5%
Government of Romania Senior Notes 6.13% due 01/22/2044		550,000	639,753
Government of Romania Senior Notes 6.75% due 02/07/2022		500,000	545,000

			1,184,753

Russia — 1.3%
Russian Federation Senior Notes 4.38% due 03/21/2029*		600,000	580,500
Russian Federation Senior Notes 4.88% due 09/16/2023		800,000	831,880
Russian Federation Senior Notes 5.25% due 06/23/2047		800,000	759,494
Russian Federation Senior Notes 5.88% due 09/16/2043		600,000	635,262

			2,807,136

Senegal — 1.2%
Republic of Senegal Senior Notes 4.75% due 03/13/2028*	EUR	1,000,000	1,135,686
Republic of Senegal Bonds 6.25% due 05/23/2033		1,000,000	924,712
Republic of Senegal Senior Notes 6.75% due 03/13/2048*		540,000	486,259

			2,546,657

South Africa — 1.1%
Republic of South Africa Senior Notes 4.30% due 10/12/2028		830,000	758,238
Republic of South Africa Senior Notes 4.67% due 01/17/2024		200,000	198,744
Republic of South Africa Senior Notes 5.65% due 09/27/2047		200,000	190,700
Republic of South Africa Senior Notes 5.88% due 05/30/2022		500,000	529,343
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	9,100,000	796,912

			2,473,937

133

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain — 1.6%
Kingdom of Spain Bonds 2.35% due 07/30/2033*	EUR	900,000	$1,095,473
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,000,000	1,303,281
Kingdom of Spain Senior Bonds 4.40% due 10/31/2023*	EUR	750,000	1,047,740

			3,446,494

Sri Lanka — 1.7%
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023*		580,000	570,906
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022		300,000	298,344
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		550,000	560,937
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		500,000	507,331
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		1,740,000	1,729,696

			3,667,214

Sweden — 0.9%
Kingdom of Sweden Bonds 0.75% due 05/12/2028	SEK	6,000,000	698,490
Kingdom of Sweden Bonds 2.50% due 05/12/2025	SEK	10,000,000	1,320,647

			2,019,137

Turkey — 1.4%
Export Credit Bank of Turkey Senior Notes 4.25% due 09/18/2022*		800,000	730,511
Republic of Turkey Senior Notes 5.75% due 05/11/2047		340,000	282,098
Republic of Turkey Senior Notes 6.13% due 10/24/2028		1,040,000	986,864
Republic of Turkey Senior Notes 6.63% due 02/17/2045		700,000	640,500
Republic of Turkey Senior Notes 8.00% due 02/14/2034		400,000	428,500

			3,068,473

Ukraine — 0.9%
Government of Ukraine Senior Notes 7.38% due 09/25/2032*		750,000	692,691
Government of Ukraine Senior Notes 7.75% due 09/01/2023		1,300,000	1,313,520

			2,006,211

Security Description	Principal Amount(1)		Value (Note 2)

United Kingdom — 4.4%
United Kingdom Gilt Treasury Bonds 0.50% due 07/22/2022	GBP	600,000	$787,521
United Kingdom Gilt Treasury Bonds 0.75% due 07/22/2023	GBP	700,000	921,794
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	500,000	679,605
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	425,916
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	701,089
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	679,987
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	414,218
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2027	GBP	1,400,000	2,366,256
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	1,000,000	1,866,408
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	885,323

			9,728,117

Uruguay — 1.0%
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		850,000	864,875
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		500,000	494,800
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		600,000	779,550

			2,139,225

Total Foreign Government Obligations
(cost $160,110,092)			157,152,799

U.S. CORPORATE BONDS & NOTES — 0.5%
United States — 0.5%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*#		410,000	393,544
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		630,000	604,715

Total U.S. Corporate Bonds & Notes
(cost $1,049,315)			998,259

134

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 19.9%
United States — 19.9%
United States Treasury Bonds
2.88% due 08/15/2045#	$1,000,000	$980,195
2.88% due 11/15/2046	800,000	782,906
3.00% due 05/15/2042	1,720,000	1,731,623
3.00% due 02/15/2048	700,000	702,023
3.75% due 11/15/2043	500,000	568,945
United States Treasury Notes
1.50% due 10/31/2019#	2,000,000	1,976,328
1.50% due 08/15/2026	2,000,000	1,807,266
1.75% due 09/30/2019	3,000,000	2,976,914
1.75% due 12/31/2020	2,000,000	1,962,734
1.75% due 01/31/2023	1,000,000	960,508
1.75% due 05/15/2023	1,500,000	1,436,016
1.88% due 11/30/2021	2,000,000	1,952,500
1.88% due 10/31/2022	2,000,000	1,936,328
2.00% due 01/15/2021	2,000,000	1,974,766
2.00% due 05/31/2024	2,000,000	1,918,906
2.00% due 02/15/2025#	1,000,000	953,242
2.00% due 08/15/2025#	1,000,000	949,180
2.13% due 05/15/2025	1,500,000	1,438,476
2.25% due 11/15/2025#	2,000,000	1,927,266
2.25% due 02/15/2027	3,000,000	2,866,172
2.25% due 11/15/2027	1,500,000	1,427,344
2.38% due 08/15/2024#	2,050,000	2,006,678
2.50% due 05/15/2024	3,000,000	2,961,680
2.63% due 11/15/2020	600,000	601,898
2.75% due 11/15/2023	2,000,000	2,005,781
2.75% due 02/15/2024	1,200,000	1,202,391
3.38% due 11/15/2019	1,800,000	1,825,805

Total U.S. Government Treasuries
(cost $44,943,567)		43,833,871

Total Long-Term Investment Securities
(cost $217,671,683)		212,944,979

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Registered Investment Companies — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67%(4)	4,286,097	4,286,097
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(3)(4)	2,584,000	2,584,000

Total Short-Term Investment Securities
(cost $6,870,097)		6,870,097

TOTAL INVESTMENTS —
(cost $224,541,780)(5)	100.0%	219,815,076
Liabilities in excess of other assets	(0.0)	(66,656)

NET ASSETS —	100.0%	$219,748,420

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $25,085,687 representing 11.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2018.
(3)	At May 31, 2018, the Fund had loaned securities with a total value of $11,351,435. This was secured by collateral of $2,584,000, which was received in cash and subsequently invested in short-term investments currently valued at $2,584,000 as reported in the Portfolio of Investments. Additional collateral of $9,292,309 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	2.00% to 25.72%	06/15/2018 to 11/15/2047	$1,426,905
Federal National Mtg. Assoc.	zero coupon to 16.32%	08/25/2018 to 03/01/2048	3,084,466
Government National Mtg. Assoc.	1.11% to 27.85%	04/16/2023 to 05/20/2067	4,780,938

(4)	The rate shown is the 7-day yield as of May 31, 2018.
(5)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Real

COP—Colombian Peso

EUR—Euro Currency

GBP—British Pound

HUF—Hungarian Forint

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgt

PLN—Polish Zloty

SEK—Swedish Krona

ZAR—South African Rand

135

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$10,960,050	$—	$10,960,050
Foreign Government Obligations:	—	157,152,799	—	157,152,799
U.S. Corporate Bonds & Notes	—	998,259	—	998,259
U.S. Government Treasuries	—	43,833,871	—	43,833,871
Short-Term Investment Securities:	6,870,097	—	—	6,870,097

Total Investments at Value	$6,870,097	$212,944,979	$—	$219,815,076

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

136

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Apparel Manufacturers	15.1%
Food — Misc./Diversified	9.0
E-Commerce/Services	8.9
Transport — Services	7.3
Beverages — Wine/Spirits	5.0
Medical — Biomedical/Gene	5.0
Soap & Cleaning Preparation	4.9
Computer Services	4.7
Food — Confectionery	4.6
Industrial Automated/Robotic	4.2
E-Commerce/Products	4.0
Schools	3.3
Internet Application Software	3.2
Electric — Transmission	2.6
Beverages — Non-alcoholic	2.6
Food — Dairy Products	2.2
Registered Investment Companies	2.0
Brewery	2.0
Private Equity	1.9
Consulting Services	1.8
Insurance — Life/Health	1.7
Home Furnishings	0.7

96.7%

Country Allocation*

United Kingdom	14.4%
France	12.6
United States	11.1
Cayman Islands	10.5
Japan	9.5
Denmark	8.0
Italy	7.3
Switzerland	6.6
China	3.5
Australia	3.3
Bermuda	2.6
Belgium	2.0
Canada	1.9
Sweden	1.7
Hong Kong	1.7

96.7%

*	Calculated as a percentage of net assets

137

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.7%
Australia — 3.3%
CSL, Ltd.	114,792	$16,078,021

Belgium — 2.0%
Anheuser-Busch InBev SA	107,527	10,077,309

Bermuda — 2.6%
Brookfield Infrastructure Partners LP	341,755	13,020,865

Canada — 1.9%
Brookfield Asset Management, Inc., Class A#	238,170	9,488,693

Cayman Islands — 10.5%
Alibaba Group Holding, Ltd. ADR†#	99,865	19,774,269
TAL Education Group ADR†	384,239	16,314,788
Tencent Holdings, Ltd.	311,057	15,679,653

		51,768,710

China — 3.5%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,151,655	13,505,569
Oppein Home Group, Inc., Class A†	154,314	3,447,945

		16,953,514

Denmark — 8.0%
Chr. Hansen Holding A/S	139,154	13,379,173
DSV A/S	314,582	26,136,165

		39,515,338

France — 12.6%
Danone SA	142,310	10,858,531
Hermes International	53,167	37,945,559
Pernod Ricard SA	76,563	12,897,398

		61,701,488

Hong Kong — 1.7%
AIA Group, Ltd.	904,318	8,251,855

Italy — 7.3%
Moncler SpA	773,425	35,684,085

Japan — 9.5%
Calbee, Inc.#	474,700	17,297,111
Keyence Corp.	33,800	20,661,480
Nihon M&A Center, Inc.	260,900	8,534,197

		46,492,788

Sweden — 1.7%
Vitrolife AB	560,870	8,399,757

Switzerland — 6.6%
Chocoladefabriken Lindt & Spruengli AG	299	22,618,063
Kuehne & Nagel International AG	63,910	9,609,610

		32,227,673

United Kingdom — 14.4%
Diageo PLC	327,697	12,036,766
Fevertree Drinks PLC	318,652	12,726,299
Reckitt Benckiser Group PLC	311,372	23,849,607
Rightmove PLC	337,355	22,032,251

		70,644,923

United States — 9.1%
Booking Holdings, Inc.†	10,109	21,319,072
EPAM Systems, Inc.†	187,980	23,155,377

		44,474,449

Total Long-Term Investment Securities
(cost $430,224,290)		464,779,468

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2) (cost $10,136,077)	$10,136,077	$10,136,077

TOTAL INVESTMENTS
(cost $440,360,367)(3)	96.7%	474,915,545
Other assets less liabilities	3.3	16,005,080

NET ASSETS	100.0%	$490,920,625

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2018.
(2)	At May 31, 2018, the Fund had loaned securities with a total value of $29,558,622. This was secured by collateral of $10,136,077, which was received in cash and subsequently invested in short-term investments currently valued at $10,136,077 as reported in the Portfolio of Investments. Additional collateral of $20,444,673 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$1,994,223
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	807,524
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	530,968
United States Treasury Bills	0.00%	06/14/2018 to 08/30/2018	3,672,557
United States Treasury Notes/Bonds	0.13% to 4.75%	07/31/2018 to 02/15/2048	13,439,401

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

138

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$103,073,063	$361,706,405	**	$—	$464,779,468
Short-Term Investment Securities	10,136,077	—		—	10,136,077

Total Investments at Value	$113,209,140	$361,706,405		$—	$474,915,545

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $224,680,929 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

139

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.4%
Medical — Drugs	5.1
Web Portals/ISP	4.6
Computers	4.4
Applications Software	4.1
E-Commerce/Products	3.0
Medical — Biomedical/Gene	3.0
Repurchase Agreements	3.0
Food — Misc./Diversified	2.9
Internet Content — Entertainment	2.8
Oil Companies — Exploration & Production	2.8
Transport — Services	2.7
Medical Instruments	2.7
Tobacco	2.4
Insurance — Property/Casualty	2.4
Instruments — Controls	2.4
Telephone — Integrated	2.3
Finance — Credit Card	2.3
Oil Companies — Integrated	2.2
Real Estate Investment Trusts	2.1
Banks — Super Regional	2.1
Electronic Components — Semiconductors	2.1
Medical — HMO	1.6
Networking Products	1.6
Cable/Satellite TV	1.6
Data Processing/Management	1.5
Oil — Field Services	1.5
Retail — Restaurants	1.4
Apparel Manufacturers	1.4
Retail — Building Products	1.3
Chemicals — Diversified	1.3
Banks — Fiduciary	1.3
Insurance Brokers	1.2
Entertainment Software	1.2
Semiconductor Equipment	1.2
Commercial Services — Finance	1.1
Steel — Producers	1.0
Retail — Apparel/Shoe	1.0
Coatings/Paint	0.9
Food — Wholesale/Distribution	0.8
Aerospace/Defense	0.8
Investment Management/Advisor Services	0.8
Medical Products	0.8
Internet Security	0.7
Agricultural Chemicals	0.6
Electric — Integrated	0.6
Electric Products — Misc.	0.6
Containers — Paper/Plastic	0.6
Cruise Lines	0.6
Retail — Perfume & Cosmetics	0.6
Pharmacy Services	0.5
Beverages — Non-alcoholic	0.5
E-Commerce/Services	0.4
Retail — Auto Parts	0.4
Airlines	0.4
Retail — Discount	0.4
Diversified Manufacturing Operations	0.3
Cellular Telecom	0.1

100.4%

*	Calculated as a percentage of net assets

140

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Aerospace/Defense — 0.8%
General Dynamics Corp.	7,140	$1,440,209

Agricultural Chemicals — 0.6%
Mosaic Co.	40,150	1,103,723

Airlines — 0.4%
Southwest Airlines Co.	14,512	741,273

Apparel Manufacturers — 1.4%
PVH Corp.	15,440	2,470,400

Applications Software — 4.1%
Microsoft Corp.	74,900	7,403,116

Banks - Fiduciary — 1.3%
Bank of New York Mellon Corp.	41,425	2,268,019

Banks - Super Regional — 2.1%
US Bancorp	29,195	1,459,458
Wells Fargo & Co.	43,575	2,352,614

		3,812,072

Beverages - Non-alcoholic — 0.5%
PepsiCo, Inc.	8,402	842,301

Cable/Satellite TV — 1.6%
Comcast Corp., Class A	92,123	2,872,395

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	4,790	266,803

Chemicals - Diversified — 1.3%
DowDuPont, Inc.	36,071	2,312,512

Coatings/Paint — 0.9%
Sherwin-Williams Co.	4,303	1,631,913

Commercial Services - Finance — 1.1%
S&P Global, Inc.	6,425	1,268,938
Total System Services, Inc.	8,190	697,706

		1,966,644

Computers — 4.4%
Apple, Inc.	42,823	8,002,334

Containers - Paper/Plastic — 0.6%
Sealed Air Corp.#	24,680	1,075,061

Cruise Lines — 0.6%
Royal Caribbean Cruises, Ltd.	9,755	1,024,080

Data Processing/Management — 1.5%
Fidelity National Information Services, Inc.	20,755	2,121,576
First Data Corp., Class A†	34,030	646,570

		2,768,146

Diversified Banking Institutions — 6.4%
Citigroup, Inc.	50,551	3,371,246
JPMorgan Chase & Co.	54,310	5,811,713
Morgan Stanley	46,765	2,344,797

		11,527,756

Diversified Manufacturing Operations — 0.3%
Eaton Corp. PLC	8,147	623,897

E-Commerce/Products — 3.0%
Amazon.com, Inc.†	3,285	5,353,302

E-Commerce/Services — 0.4%
Expedia Group, Inc.	6,585	796,983

Electric Products - Misc. — 0.6%
Emerson Electric Co.	15,180	1,075,351

Security Description	Shares	Value (Note 2)

Electric - Integrated — 0.6%
American Electric Power Co., Inc.	16,095	$1,093,655

Electronic Components - Semiconductors — 2.1%
Broadcom, Inc.	15,095	3,804,997

Entertainment Software — 1.2%
Activision Blizzard, Inc.	24,029	1,703,896
Electronic Arts, Inc.†	2,950	386,185

		2,090,081

Finance - Credit Card — 2.3%
Mastercard, Inc., Class A	21,937	4,170,662

Food - Misc./Diversified — 2.9%
Conagra Brands, Inc.	31,535	1,168,687
General Mills, Inc.	27,215	1,150,923
Mondelez International, Inc., Class A	73,445	2,884,185

		5,203,795

Food - Wholesale/Distribution — 0.8%
Sysco Corp.	22,550	1,466,426

Instruments - Controls — 2.4%
Honeywell International, Inc.	28,866	4,269,570

Insurance Brokers — 1.2%
Aon PLC	15,177	2,122,807

Insurance - Property/Casualty — 2.4%
Berkshire Hathaway, Inc., Class B†	22,599	4,328,386

Internet Content - Entertainment — 2.8%
Facebook, Inc., Class A†	26,510	5,084,088

Internet Security — 0.7%
Palo Alto Networks, Inc.†	6,395	1,330,736

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	2,602	1,390,066

Medical Instruments — 2.7%
Medtronic PLC	56,574	4,883,468

Medical Products — 0.8%
Abbott Laboratories	22,261	1,369,719

Medical - Biomedical/Gene — 3.0%
Alexion Pharmaceuticals, Inc.†	11,270	1,308,785
Biogen, Inc.†	9,440	2,774,983
Celgene Corp.†	2,284	179,705
Vertex Pharmaceuticals, Inc.†	6,970	1,073,380

		5,336,853

Medical - Drugs — 5.1%
Allergan PLC	13,250	1,998,100
Johnson & Johnson	30,508	3,649,367
Pfizer, Inc.	100,470	3,609,887

		9,257,354

Medical - HMO — 1.6%
Anthem, Inc.	8,445	1,869,892
Cigna Corp.	6,209	1,051,618

		2,921,510

Networking Products — 1.6%
Cisco Systems, Inc.	67,335	2,875,878

Oil Companies - Exploration & Production — 2.8%
Canadian Natural Resources, Ltd.	79,415	2,744,582
EOG Resources, Inc.	19,418	2,287,635

		5,032,217

141

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Integrated — 2.2%
Chevron Corp.	31,685	$3,938,445

Oil - Field Services — 1.5%
Halliburton Co.	53,628	2,667,457

Pharmacy Services — 0.5%
CVS Health Corp.	13,809	875,353

Real Estate Investment Trusts — 2.1%
American Tower Corp.	22,230	3,075,965
Equinix, Inc.	1,910	757,984

		3,833,949

Retail - Apparel/Shoe — 1.0%
Tapestry, Inc.	39,235	1,715,354

Retail - Auto Parts — 0.4%
AutoZone, Inc.†	1,184	768,795

Retail - Building Products — 1.3%
Lowe’s Cos., Inc.	25,410	2,414,204

Retail - Discount — 0.4%
Dollar General Corp.	7,717	675,083

Retail - Perfume & Cosmetics — 0.6%
ULTA Beauty, Inc.†	4,140	1,022,207

Retail - Restaurants — 1.4%
McDonald’s Corp.	10,045	1,607,300
Starbucks Corp.	15,395	872,435

		2,479,735

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	40,973	2,080,609

Steel - Producers — 1.0%
Nucor Corp.	29,435	1,889,433

Telephone - Integrated — 2.3%
AT&T, Inc.	51,060	1,650,259
Verizon Communications, Inc.	54,063	2,577,183

		4,227,442

Tobacco — 2.4%
Philip Morris International, Inc.	54,970	4,372,314

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Services — 2.7%
FedEx Corp.	19,913	$4,960,727

Web Portals/ISP — 4.6%
Alphabet, Inc., Class A†	2,482	2,730,200
Alphabet, Inc., Class C†	5,183	5,623,503

		8,353,703

Total Long-Term Investment Securities
(cost $145,517,967)		175,685,368

REPURCHASE AGREEMENTS — 3.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $5,333,041 collateralized by $5,685,000 of United States Treasury Notes, bearing interest at 2.25% due 08/15/2027 and having an approximate value of $5,442,808 (cost $5,333,000)	$5,333,000	5,333,000

TOTAL INVESTMENTS
(cost $150,850,967)(1)	100.4%	181,018,368
Liabilities in excess of other assets	(0.4)	(669,172)

NET ASSETS	100.0%	$180,349,196

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2018, the Fund had loaned securities with a total value of $996,217. This was secured by collateral of $1,046,274 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$406,432
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	164,577
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	108,214
United States Treasury Notes/Bonds	1.50% to 2.63%	12/31/2018 to 09/30/2022	367,051

(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$175,685,368	$—	$—	$175,685,368
Repurchase Agreements	—	5,333,000	—	5,333,000

Total Investments at Value	$175,685,368	$5,333,000	$—	$181,018,368

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

142

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Web Portals/ISP	6.5%
Cosmetics & Toiletries	6.1
Computer Services	5.7
Finance — Credit Card	5.1
Applications Software	4.3
Diagnostic Equipment	4.2
Data Processing/Management	4.1
Commercial Services — Finance	3.3
Electronic Components — Semiconductors	3.0
Computers	2.9
Athletic Footwear	2.8
Semiconductor Components — Integrated Circuits	2.8
Retail — Restaurants	2.6
Consulting Services	2.5
Medical Products	2.5
Insurance Brokers	2.1
Retail — Major Department Stores	2.0
Soap & Cleaning Preparation	2.0
Cable/Satellite TV	2.0
Textile — Apparel	1.9
Commercial Services	1.9
Private Equity	1.8
Coatings/Paint	1.8
Transport — Rail	1.7
Chemicals — Diversified	1.6
Medical — Drugs	1.6
Apparel Manufacturers	1.6
Electronic Connectors	1.6
Entertainment Software	1.5
Pharmacy Services	1.5
Aerospace/Defense — Equipment	1.5
Industrial Automated/Robotic	1.3
Electronic Measurement Instruments	1.2
Beverages — Wine/Spirits	1.1
Gambling (Non-Hotel)	1.1
Beverages — Non-alcoholic	1.1
Instruments — Scientific	1.1
E-Commerce/Products	1.0
Instruments — Controls	1.0
Oil — Field Services	0.7
Multimedia	0.7
Finance — Investment Banker/Broker	0.7
Finance — Other Services	0.7
Retail — Auto Parts	0.6
Diversified Manufacturing Operations	0.5
U.S. Government Agencies	0.5
Dental Supplies & Equipment	0.2

100.0%

*	Calculated as a percentage of net assets

143

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.5%
Aerospace/Defense - Equipment — 1.5%
United Technologies Corp.	53,388	$6,663,890

Apparel Manufacturers — 1.6%
VF Corp.	86,927	7,054,995

Applications Software — 4.3%
Microsoft Corp.	194,993	19,273,108

Athletic Footwear — 2.8%
NIKE, Inc., Class B	175,236	12,581,945

Beverages - Non-alcoholic — 1.1%
PepsiCo, Inc.	48,027	4,814,707

Beverages - Wine/Spirits — 1.1%
Pernod Ricard SA	29,942	5,043,871

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	282,609	8,811,748

Chemicals - Diversified — 1.6%
LyondellBasell Industries NV, Class A	14,593	1,636,167
PPG Industries, Inc.	55,835	5,634,868

		7,271,035

Coatings/Paint — 1.8%
Sherwin-Williams Co.	20,865	7,913,051

Commercial Services — 1.9%
Ecolab, Inc.	58,011	8,272,949

Commercial Services - Finance — 3.3%
Equifax, Inc.	16,394	1,868,260
Experian PLC	217,830	5,333,916
Moody’s Corp.	44,583	7,604,523

		14,806,699

Computer Services — 5.7%
Accenture PLC, Class A	108,569	16,908,536
Cognizant Technology Solutions Corp., Class A..	109,363	8,240,502

		25,149,038

Computers — 2.9%
Apple, Inc.	68,270	12,757,615

Consulting Services — 2.5%
Verisk Analytics, Inc.†	103,803	11,028,031

Cosmetics & Toiletries — 6.1%
Colgate-Palmolive Co.	163,149	10,293,070
Coty, Inc., Class A#	330,605	4,380,516
Estee Lauder Cos., Inc., Class A	56,799	8,488,043
L’Oreal SA	15,828	3,804,657

		26,966,286

Data Processing/Management — 4.1%
Fidelity National Information Services, Inc.	90,285	9,228,933
Fiserv, Inc.†	126,211	9,162,918

		18,391,851

Dental Supplies & Equipment — 0.2%
DENTSPLY SIRONA, Inc.	22,820	999,744

Diagnostic Equipment — 4.2%
Danaher Corp.	67,296	6,681,147
Thermo Fisher Scientific, Inc.	56,964	11,863,892

		18,545,039

Diversified Manufacturing Operations — 0.5%
Colfax Corp.†	73,880	2,259,250

E-Commerce/Products — 1.0%
Alibaba Group Holding, Ltd. ADR†#	22,965	4,547,300

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 3.0%
Texas Instruments, Inc.	117,409	$13,139,241

Electronic Connectors — 1.6%
Amphenol Corp., Class A	79,482	6,909,370

Electronic Measurement Instruments — 1.2%
Fortive Corp.	72,220	5,249,672

Entertainment Software — 1.5%
Electronic Arts, Inc.†	51,858	6,788,731

Finance - Credit Card — 5.1%
Mastercard, Inc., Class A	50,735	9,645,738
Visa, Inc., Class A#	100,526	13,140,759

		22,786,497

Finance - Investment Banker/Broker — 0.7%
Charles Schwab Corp.	57,119	3,176,959

Finance - Other Services — 0.7%
CME Group, Inc.	17,763	2,893,593

Gambling (Non-Hotel) — 1.1%
Paddy Power Betfair PLC	41,202	4,983,812

Industrial Automated/Robotic — 1.3%
Nordson Corp.	46,344	5,822,197

Instruments - Controls — 1.0%
Mettler-Toledo International, Inc.†	8,081	4,450,530

Instruments - Scientific — 1.1%
Waters Corp.†	24,565	4,731,710

Insurance Brokers — 2.1%
Aon PLC	67,647	9,461,786

Medical Products — 2.5%
Abbott Laboratories	129,963	7,996,623
Cooper Cos., Inc.	13,044	2,951,988

		10,948,611

Medical - Drugs — 1.6%
Eli Lilly & Co.	25,310	2,152,362
Zoetis, Inc.	59,304	4,963,745

		7,116,107

Multimedia — 0.7%
Twenty-First Century Fox, Inc., Class A	43,548	1,678,775
Walt Disney Co.	15,301	1,521,991

		3,200,766

Oil - Field Services — 0.7%
Schlumberger, Ltd.	48,286	3,315,800

Pharmacy Services — 1.5%
CVS Health Corp.	57,924	3,671,802
Express Scripts Holding Co.†	40,122	3,041,649

		6,713,451

Private Equity — 1.8%
Blackstone Group LP	252,994	8,078,098

Retail - Auto Parts — 0.6%
AutoZone, Inc.†	4,228	2,745,325

Retail - Major Department Stores — 2.0%
TJX Cos., Inc.	98,602	8,905,733

Retail - Restaurants — 2.6%
Starbucks Corp.	202,228	11,460,261

Semiconductor Components - Integrated Circuits — 2.8%
Analog Devices, Inc.	74,617	7,251,280
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	130,207	5,039,011

		12,290,291

144

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Soap & Cleaning Preparation — 2.0%
Church & Dwight Co., Inc.	55,799	$2,619,763
Reckitt Benckiser Group PLC	82,020	6,282,340

		8,902,103

Textile - Apparel — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	23,898	8,299,879

Transport - Rail — 1.7%
Union Pacific Corp.	54,316	7,754,152

Web Portals/ISP — 6.5%
Alphabet, Inc., Class A†	26,357	28,992,700

Total Long-Term Investment Securities
(cost $320,409,275)		442,269,527

SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc. Notes 1.50% due 06/01/2018
(cost $2,170,000)	$2,170,000	2,170,000

TOTAL INVESTMENTS
(cost $322,579,275)(1)	100.0%	444,439,527
Other assets less liabilities	0.0	193,167

NET ASSETS	100.0%	$444,632,694

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2018, the Fund had loaned securities with a total value of $21,834,010. This was secured by collateral of 22,482,650 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
United States Treasury Bills	0.00%	07/05/2018 to 11/08/2018	$455,543
United States Treasury Notes/Bonds	0.00% to 8.75%	07/15/2018 to 02/15/2048	22,027,107

(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$408,521,052	$33,748,475	**	$—	$442,269,527
Short-Term Investment Securities	—	2,170,000		—	2,170,000

Total Investments at Value	$408,521,052	$35,918,475		$—	$444,439,527

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $22,132,219 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

145

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.6%
Banks — Commercial	7.9
Electric — Integrated	2.7
Registered Investment Companies	2.5
Gas — Distribution	2.5
Oil Companies — Exploration & Production	2.2
Data Processing/Management	2.1
Chemicals — Specialty	1.9
Retail — Restaurants	1.9
Repurchase Agreements	1.8
Steel — Producers	1.7
Food — Misc./Diversified	1.7
Insurance — Property/Casualty	1.6
Machinery — General Industrial	1.5
Medical Instruments	1.5
Electronic Measurement Instruments	1.3
Enterprise Software/Service	1.3
Computer Services	1.3
Transport — Truck	1.2
Oil Refining & Marketing	1.2
Medical Products	1.1
Building — Residential/Commercial	1.1
Diversified Manufacturing Operations	1.1
Commercial Services — Finance	1.1
Oil & Gas Drilling	1.0
Insurance — Multi-line	1.0
Applications Software	1.0
Investment Management/Advisor Services	1.0
Electronic Parts Distribution	0.9
Insurance — Reinsurance	0.9
Aerospace/Defense — Equipment	0.9
Oil — Field Services	0.8
Hotels/Motels	0.8
Electronic Components — Misc.	0.8
Industrial Automated/Robotic	0.8
Savings & Loans/Thrifts	0.8
Retail — Automobile	0.8
Medical — HMO	0.8
Finance — Investment Banker/Broker	0.8
Semiconductor Equipment	0.7
Disposable Medical Products	0.7
Semiconductor Components — Integrated Circuits	0.7
Recreational Vehicles	0.7
Distribution/Wholesale	0.6
Electronic Components — Semiconductors	0.6
Machinery — Pumps	0.6
Medical — Biomedical/Gene	0.6
Garden Products	0.5
Theaters	0.5
Aerospace/Defense	0.5
Containers — Paper/Plastic	0.5
Building & Construction — Misc.	0.5
Computer Data Security	0.5
Medical — Drugs	0.5
Machine Tools & Related Products	0.5
Computers — Integrated Systems	0.5
Finance — Other Services	0.5
Machinery — Construction & Mining	0.5
Medical — Hospitals	0.5
Multimedia	0.4
Engineering/R&D Services	0.4
Insurance — Life/Health	0.4
Auto/Truck Parts & Equipment — Original	0.4
Building Products — Air & Heating	0.4
Footwear & Related Apparel	0.4
Medical Labs & Testing Services	0.4
Real Estate Management/Services	0.4
Retail — Misc./Diversified	0.4
Retail — Apparel/Shoe	0.4

Batteries/Battery Systems	0.4%
Commercial Services	0.4
Medical Information Systems	0.4
Telecommunication Equipment	0.4
Funeral Services & Related Items	0.4
Coatings/Paint	0.4
Containers — Metal/Glass	0.4
Insurance Brokers	0.3
Physical Therapy/Rehabilitation Centers	0.3
Water	0.3
Wireless Equipment	0.3
Filtration/Separation Products	0.3
Airlines	0.3
Human Resources	0.3
Power Converter/Supply Equipment	0.3
Gold Mining	0.3
Miscellaneous Manufacturing	0.3
Networking Products	0.3
Schools	0.3
Energy — Alternate Sources	0.3
Chemicals — Diversified	0.3
Electric Products — Misc.	0.3
Building Products — Cement	0.3
Drug Delivery Systems	0.3
Rental Auto/Equipment	0.3
Building — Heavy Construction	0.3
Apparel Manufacturers	0.3
Resorts/Theme Parks	0.3
Oil Companies — Integrated	0.3
Finance — Consumer Loans	0.3
Transport — Marine	0.3
Television	0.3
Transport — Rail	0.3
Building — Maintenance & Services	0.3
Patient Monitoring Equipment	0.3
Building Products — Light Fixtures	0.3
Multilevel Direct Selling	0.3
Building — Mobile Home/Manufactured Housing	0.2
Racetracks	0.2
Physicians Practice Management	0.2
Retail — Mail Order	0.2
Building & Construction Products — Misc.	0.2
Machinery — Farming	0.2
Instruments — Controls	0.2
Computers — Other	0.2
Lasers — System/Components	0.2
Computer Software	0.2
Retail — Catalog Shopping	0.2
Security Services	0.2
U.S. Government Treasuries	0.2
Food — Baking	0.2
Retail — Convenience Store	0.2
Steel — Specialty	0.2
Office Furnishings — Original	0.2
Transport — Services	0.2
Machinery — Electrical	0.2
Chemicals — Plastics	0.2
Telecom Equipment — Fiber Optics	0.2
Steel Pipe & Tube	0.2
Metal Processors & Fabrication	0.2
Printing — Commercial	0.2
Environmental Monitoring & Detection	0.2
Casino Services	0.2
Casino Hotels	0.2
Cable/Satellite TV	0.2
Retail — Sporting Goods	0.2
Paper & Related Products	0.2
Publishing — Books	0.2
Publishing — Newspapers	0.2

146

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited) — (continued)

Industry Allocation* (continued) Transactional Software	0.2%
Transport — Equipment & Leasing	0.1
Hazardous Waste Disposal	0.1
Food — Retail	0.1
Retail — Jewelry	0.1
Retail — Bedding	0.1
Consumer Products — Misc.	0.1
Telephone — Integrated	0.1
Cosmetics & Toiletries	0.1
Wire & Cable Products	0.1
Food — Wholesale/Distribution	0.1
Brewery	0.1
Quarrying	0.1
Housewares	0.1
Home Furnishings	0.1
Metal Products — Distribution	0.1
Auction Houses/Art Dealers	0.1
Retail — Arts & Crafts	0.1
Finance — Mortgage Loan/Banker	0.1
Publishing — Periodicals	0.1
Poultry	0.1
E-Commerce/Services	0.1
Oil Field Machinery & Equipment	0.1
Retail — Discount	0.1
Dental Supplies & Equipment	0.1
Retail — Regional Department Stores	0.1
Office Automation & Equipment	0.1
Retail — Petroleum Products	0.1
Rubber — Tires	0.1
Medical — Generic Drugs	0.1
Retail — Office Supplies	0.1

102.5%

*	Calculated as a percentage of net assets

147

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Aerospace/Defense — 0.5%
Esterline Technologies Corp.†#	49,376	$3,601,979
Teledyne Technologies, Inc.†	67,389	13,576,188

		17,178,167

Aerospace/Defense - Equipment — 0.9%
Curtiss-Wright Corp.	83,356	10,607,051
KLX, Inc.†	95,079	7,019,682
Orbital ATK, Inc.	109,111	14,590,323

		32,217,056

Airlines — 0.3%
JetBlue Airways Corp.†	607,607	11,477,696

Apparel Manufacturers — 0.3%
Carter’s, Inc.	89,337	9,738,626

Applications Software — 1.0%
CDK Global, Inc.	238,778	15,365,365
PTC, Inc.†	219,522	18,931,577

		34,296,942

Auction Houses/Art Dealers — 0.1%
Sotheby’s†#	70,317	3,854,778

Auto/Truck Parts & Equipment - Original — 0.4%
Dana, Inc.	274,174	6,114,080
Delphi Technologies PLC	167,284	8,380,929

		14,495,009

Banks - Commercial — 7.9%
Associated Banc-Corp.	321,977	8,886,565
BancorpSouth Bank#	158,654	5,314,909
Bank of Hawaii Corp.#	79,901	6,785,992
Bank of the Ozarks#	229,240	10,898,070
Cathay General Bancorp, Class B#	143,947	6,073,124
Chemical Financial Corp.#	134,601	7,553,808
Commerce Bancshares, Inc.	177,282	11,448,872
Cullen/Frost Bankers, Inc.#	109,400	12,496,762
East West Bancorp, Inc.	272,869	18,958,938
First Horizon National Corp.	616,997	11,439,124
FNB Corp.#	610,639	8,090,967
Fulton Financial Corp.#	330,912	5,774,414
Hancock Holding Co.†	160,941	8,087,285
Home BancShares, Inc.#	298,426	6,869,766
International Bancshares Corp.	102,318	4,420,138
MB Financial, Inc.	158,553	7,830,933
PacWest Bancorp	237,444	12,598,779
Pinnacle Financial Partners, Inc.#	139,682	9,365,678
Prosperity Bancshares, Inc.#	131,829	9,548,374
Signature Bank†	101,343	12,920,219
Synovus Financial Corp.	224,047	12,123,183
TCF Financial Corp.	322,743	8,491,368
Texas Capital Bancshares, Inc.†#	93,731	9,030,982
Trustmark Corp.#	128,027	4,118,629
UMB Financial Corp.#	83,143	6,406,168
Umpqua Holdings Corp.	416,146	9,796,077
United Bankshares, Inc.#	198,299	7,227,998
Valley National Bancorp#	499,615	6,350,107
Webster Financial Corp.#	173,888	11,146,221
Wintrust Financial Corp.	106,138	9,776,371

		269,829,821

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.#	112,676	6,843,940
EnerSys	79,118	6,322,320

		13,166,260

Security Description	Shares	Value (Note 2)

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	16,641	$4,224,318

Building & Construction Products - Misc. — 0.2%
Louisiana-Pacific Corp.	273,637	7,984,728

Building & Construction - Misc. — 0.5%
EMCOR Group, Inc.	110,197	8,367,258
nVent Electric PLC†	312,713	8,468,268

		16,835,526

Building Products - Air & Heating — 0.4%
Lennox International, Inc.#	70,975	14,429,927

Building Products - Cement — 0.3%
Eagle Materials, Inc.#	91,795	9,948,742

Building Products - Light Fixtures — 0.3%
Cree, Inc.†#	185,260	8,636,821

Building - Heavy Construction — 0.3%
Dycom Industries, Inc.†#	58,877	5,484,981
Granite Construction, Inc.#	75,305	4,282,596

		9,767,577

Building - Maintenance & Services — 0.3%
Rollins, Inc.#	181,253	9,020,962

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.#	92,513	8,566,704

Building - Residential/Commercial — 1.1%
KB Home#	159,392	4,198,385
NVR, Inc.†	6,466	19,336,832
Toll Brothers, Inc.	269,901	10,658,391
TRI Pointe Group, Inc.†#	285,459	4,927,022

		39,120,630

Cable/Satellite TV — 0.2%
Cable One, Inc.#	8,855	5,749,020

Casino Hotels — 0.2%
Boyd Gaming Corp.	155,047	5,853,024

Casino Services — 0.2%
Scientific Games Corp.†#	100,204	5,942,097

Chemicals - Diversified — 0.3%
Olin Corp.#	315,452	10,198,563

Chemicals - Plastics — 0.2%
PolyOne Corp.	152,701	6,401,226

Chemicals - Specialty — 1.9%
Ashland Global Holdings, Inc.#	117,476	9,130,235
Cabot Corp.	116,680	7,029,970
Chemours Co.	349,552	17,124,552
Minerals Technologies, Inc.	66,894	4,883,262
NewMarket Corp.#	17,344	6,665,126
Sensient Technologies Corp.#	81,478	5,479,395
Valvoline, Inc.#	377,686	7,719,902
Versum Materials, Inc.	205,648	8,219,751

		66,252,193

Coatings/Paint — 0.4%
RPM International, Inc.#	252,335	12,490,582

Commercial Services — 0.4%
CoreLogic, Inc.†	153,830	8,065,307
Healthcare Services Group, Inc.#	139,092	5,028,176

		13,093,483

148

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services - Finance — 1.1%
MarketAxess Holdings, Inc.#	70,955	$15,159,536
Sabre Corp.#	425,235	10,422,510
WEX, Inc.†	75,550	13,282,445

		38,864,491

Computer Data Security — 0.5%
Fortinet, Inc.†#	272,789	16,689,231

Computer Services — 1.3%
Convergys Corp.	172,957	4,088,704
Leidos Holdings, Inc.	268,770	16,142,326
MAXIMUS, Inc.	123,128	7,498,495
Science Applications International Corp.	80,734	7,140,922
Teradata Corp.†#	230,312	9,182,540

		44,052,987

Computer Software — 0.2%
j2 Global, Inc.#	92,684	7,826,237

Computers - Integrated Systems — 0.5%
NCR Corp.†#	223,516	6,727,832
NetScout Systems, Inc.†#	164,743	4,448,061
VeriFone Systems, Inc.†	208,323	4,737,265

		15,913,158

Computers - Other — 0.2%
Lumentum Holdings, Inc.†#	133,773	7,859,164

Consumer Products - Misc. — 0.1%
Helen of Troy, Ltd.†#	50,910	4,571,718

Containers - Metal/Glass — 0.4%
Greif, Inc., Class A#	48,934	2,853,341
Owens-Illinois, Inc.†	307,916	5,727,238
Silgan Holdings, Inc.	139,618	3,800,402

		12,380,981

Containers - Paper/Plastic — 0.5%
Bemis Co., Inc.	171,745	7,264,813
Sonoco Products Co.#	187,812	9,602,828

		16,867,641

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†#	101,938	4,456,729

Data Processing/Management — 2.1%
Acxiom Corp.†	149,499	4,378,826
Broadridge Financial Solutions, Inc.	220,220	25,424,399
CommVault Systems, Inc.†	78,903	5,393,020
Dun & Bradstreet Corp.	69,841	8,577,173
Fair Isaac Corp.†	56,772	10,447,751
Jack Henry & Associates, Inc.	145,856	18,240,751

		72,461,920

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.#	153,948	3,220,592

Disposable Medical Products — 0.7%
ICU Medical, Inc.†	28,503	8,295,798
STERIS PLC#	160,177	16,632,780

		24,928,578

Distribution/Wholesale — 0.6%
Pool Corp.#	76,260	10,899,079
Watsco, Inc.#	60,421	11,118,673

		22,017,752

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.1%
Carlisle Cos., Inc.	116,646	$12,526,614
Crane Co.	95,708	7,954,292
ITT, Inc.	166,127	8,575,476
Trinity Industries, Inc.	284,725	9,820,165

		38,876,547

Drug Delivery Systems — 0.3%
Catalent, Inc.†#	251,680	9,880,957

E-Commerce/Services — 0.1%
Cars.com, Inc.†#	135,114	3,469,728

Electric Products - Misc. — 0.3%
Littelfuse, Inc.#	46,874	10,174,002

Electric - Integrated — 2.7%
ALLETE, Inc.	96,014	7,375,796
Black Hills Corp.#	101,083	5,878,987
Great Plains Energy, Inc.	407,119	13,817,619
Hawaiian Electric Industries, Inc.#	205,471	7,053,819
IDACORP, Inc.	95,128	8,786,022
MDU Resources Group, Inc.	368,696	10,249,749
NorthWestern Corp.	93,252	5,080,369
OGE Energy Corp.	377,002	13,202,610
PNM Resources, Inc.	150,371	6,007,321
Westar Energy, Inc.	268,508	15,224,404

		92,676,696

Electronic Components - Misc. — 0.8%
Gentex Corp.	518,054	12,448,838
Jabil, Inc.	330,812	9,355,363
Vishay Intertechnology, Inc.#	249,206	5,283,167

		27,087,368

Electronic Components - Semiconductors — 0.6%
Monolithic Power Systems, Inc.#	73,174	9,645,065
Silicon Laboratories, Inc.†	80,626	8,514,106
Synaptics, Inc.†#	65,127	2,737,939

		20,897,110

Electronic Measurement Instruments — 1.3%
Keysight Technologies, Inc.†	358,683	21,069,039
National Instruments Corp.	203,105	8,453,230
Trimble, Inc.†	468,678	15,494,495

		45,016,764

Electronic Parts Distribution — 0.9%
Arrow Electronics, Inc.†	165,579	12,272,716
Avnet, Inc.	226,433	8,631,626
SYNNEX Corp.	55,270	5,903,941
Tech Data Corp.†	65,543	5,689,788

		32,498,071

Energy - Alternate Sources — 0.3%
First Solar, Inc.†	153,838	10,400,987

Engineering/R&D Services — 0.4%
AECOM†#	300,480	9,915,840
KBR, Inc.	264,799	4,877,598

		14,793,438

Enterprise Software/Service — 1.3%
Blackbaud, Inc.#	90,762	8,846,572
Manhattan Associates, Inc.†#	128,314	5,584,225
Tyler Technologies, Inc.†	66,541	15,412,226
Ultimate Software Group, Inc.†#	54,830	14,373,685

		44,216,708

149

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Environmental Monitoring & Detection — 0.2%
MSA Safety, Inc.#	64,225	$5,972,925

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.#	245,235	11,575,092

Finance - Consumer Loans — 0.3%
SLM Corp.†#	818,456	9,354,952

Finance - Investment Banker/Broker — 0.8%
Evercore, Inc., Class A#	77,861	8,128,688
Interactive Brokers Group, Inc., Class A	134,929	9,820,133
Stifel Financial Corp.#	135,641	7,975,691

		25,924,512

Finance - Mortgage Loan/Banker — 0.1%
LendingTree, Inc.†#	14,562	3,770,102

Finance - Other Services — 0.5%
SEI Investments Co.	246,436	15,717,688

Food - Baking — 0.2%
Flowers Foods, Inc.#	349,878	7,102,523

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	36,655	1,066,660

Food - Misc./Diversified — 1.7%
Hain Celestial Group, Inc.†#	196,177	5,006,437
Ingredion, Inc.	136,368	15,190,032
Lamb Weston Holdings, Inc.	275,943	17,591,366
Lancaster Colony Corp.#	36,795	4,639,849
Post Holdings, Inc.†#	123,795	9,516,122
TreeHouse Foods, Inc.†#	106,618	5,108,068

		57,051,874

Food - Retail — 0.1%
Sprouts Farmers Market, Inc.†#	233,627	5,069,706

Food - Wholesale/Distribution — 0.1%
United Natural Foods, Inc.†#	95,147	4,336,800

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†#	59,962	6,785,300
Skechers U.S.A., Inc., Class A†	256,119	7,442,818

		14,228,118

Funeral Services & Related Items — 0.4%
Service Corp. International	349,261	12,814,386

Garden Products — 0.5%
Scotts Miracle-Gro Co., Class A#	75,223	6,403,734
Toro Co.	202,361	11,736,938

		18,140,672

Gas - Distribution — 2.5%
Atmos Energy Corp.	209,467	18,686,551
National Fuel Gas Co.#	161,978	8,526,522
New Jersey Resources Corp.#	165,362	7,342,073
ONE Gas, Inc.	98,674	7,405,484
Southwest Gas Holdings, Inc.#	90,915	6,882,265
UGI Corp.	326,617	16,484,360
Vectren Corp.	156,763	11,076,874
WGL Holdings, Inc.	96,956	8,551,519

		84,955,648

Gold Mining — 0.3%
Royal Gold, Inc.#	123,564	11,078,748

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†#	97,074	5,144,922

Security Description	Shares	Value (Note 2)

Home Furnishings — 0.1%
Tempur Sealy International, Inc.†#	87,172	$4,021,244

Hotels/Motels — 0.8%
ILG, Inc.	199,301	6,824,066
Wyndham Worldwide Corp.	188,258	20,414,698

		27,238,764

Housewares — 0.1%
Tupperware Brands Corp.	96,499	4,068,398

Human Resources — 0.3%
ManpowerGroup, Inc.	124,899	11,240,910

Industrial Automated/Robotic — 0.8%
Cognex Corp.#	327,631	14,976,013
Nordson Corp.#	96,309	12,099,300

		27,075,313

Instruments - Controls — 0.2%
Woodward, Inc.#	104,104	7,887,960

Insurance Brokers — 0.3%
Brown & Brown, Inc.	431,834	11,996,349

Insurance - Life/Health — 0.4%
CNO Financial Group, Inc.	315,030	6,306,901
Primerica, Inc.	83,532	8,215,372

		14,522,273

Insurance - Multi-line — 1.0%
American Financial Group, Inc.	130,206	14,307,035
Genworth Financial, Inc., Class A†	942,393	3,241,832
Kemper Corp.#	92,295	7,148,248
Old Republic International Corp.	472,882	9,921,064

		34,618,179

Insurance - Property/Casualty — 1.6%
Alleghany Corp.	29,055	16,577,621
First American Financial Corp.	209,020	10,885,762
Hanover Insurance Group, Inc.	80,232	9,727,328
Mercury General Corp.#	68,941	3,247,810
WR Berkley Corp.	181,264	13,861,258

		54,299,779

Insurance - Reinsurance — 0.9%
Aspen Insurance Holdings, Ltd.	112,275	4,872,735
Reinsurance Group of America, Inc.	121,728	18,191,032
RenaissanceRe Holdings, Ltd.#	75,558	9,276,256

		32,340,023

Investment Management/Advisor Services — 1.0%
Eaton Vance Corp.	226,671	12,194,900
Federated Investors, Inc., Class B#	179,202	4,349,232
Janus Henderson Group PLC#	340,508	10,518,292
Legg Mason, Inc.#	159,595	5,948,106

		33,010,530

Lasers - System/Components — 0.2%
Coherent, Inc.†#	46,853	7,826,794

Machine Tools & Related Products — 0.5%
Kennametal, Inc.#	153,994	5,733,197
Lincoln Electric Holdings, Inc.	116,490	10,437,504

		16,170,701

Machinery - Construction & Mining — 0.5%
Oshkosh Corp.	140,917	10,251,712
Terex Corp.#	137,842	5,455,786

		15,707,498

150

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Electrical — 0.2%
Regal Beloit Corp.	83,666	$6,647,264

Machinery - Farming — 0.2%
AGCO Corp.	124,644	7,927,358

Machinery - General Industrial — 1.5%
IDEX Corp.	144,483	20,036,903
Wabtec Corp.#	161,447	15,742,697
Zebra Technologies Corp., Class A†	100,526	15,431,746

		51,211,346

Machinery - Pumps — 0.6%
Apergy Corp.†	145,761	6,295,417
Graco, Inc.	319,874	14,522,280

		20,817,697

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†#	341,412	4,318,862
Medidata Solutions, Inc.†#	111,820	8,628,031

		12,946,893

Medical Instruments — 1.5%
Bio-Techne Corp.	70,744	10,634,238
Halyard Health, Inc.†#	88,576	4,862,823
LivaNova PLC†#	82,056	7,717,367
NuVasive, Inc.†#	96,763	4,960,071
Teleflex, Inc.	85,044	22,720,355

		50,894,854

Medical Labs & Testing Services — 0.4%
Charles River Laboratories International, Inc.†	89,537	9,627,018
Syneos Health, Inc.†#	106,371	4,573,953

		14,200,971

Medical Products — 1.1%
Cantel Medical Corp.	67,083	7,318,084
Globus Medical, Inc., Class A†	136,845	7,601,740
Hill-Rom Holdings, Inc.	124,924	11,493,008
West Pharmaceutical Services, Inc.#	139,671	12,989,403

		39,402,235

Medical - Biomedical/Gene — 0.6%
Bio-Rad Laboratories, Inc., Class A†	38,161	10,957,168
United Therapeutics Corp.†	81,629	8,700,019

		19,657,187

Medical - Drugs — 0.5%
Akorn, Inc.†#	177,347	2,477,538
Mallinckrodt PLC†#	163,012	2,746,752
PRA Health Sciences, Inc.†	94,508	8,023,729
Prestige Brands Holdings, Inc.†#	100,127	3,347,246

		16,595,265

Medical - Generic Drugs — 0.1%
Endo International PLC†#	379,460	2,386,803

Medical - HMO — 0.8%
Molina Healthcare, Inc.†#	86,820	7,373,623
WellCare Health Plans, Inc.†	84,062	18,634,023

		26,007,646

Medical - Hospitals — 0.5%
Acadia Healthcare Co., Inc.†#	154,412	6,205,818
LifePoint Health, Inc.†#	73,583	3,888,862
Tenet Healthcare Corp.†#	152,698	5,410,090

		15,504,770

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.2%
Timken Co.	129,385	$6,119,910

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.	82,556	3,958,560

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	117,255	10,824,982

Multilevel Direct Selling — 0.3%
Nu Skin Enterprises, Inc., Class A#	105,058	8,603,200

Multimedia — 0.4%
FactSet Research Systems, Inc.#	73,670	14,808,407

Networking Products — 0.3%
LogMeIn, Inc.#	98,980	10,679,942

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.#	352,604	3,138,176

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	112,645	3,689,124
HNI Corp.#	81,640	3,029,660

		6,718,784

Oil & Gas Drilling — 1.0%
Diamond Offshore Drilling, Inc.†#	121,755	2,211,071
Ensco PLC, Class A#	823,119	5,350,273
Nabors Industries, Ltd.#	661,748	4,943,258
Patterson-UTI Energy, Inc.	419,633	8,678,010
Rowan Cos. PLC, Class A†#	214,533	3,346,715
Transocean, Ltd.†#	823,025	10,411,266

		34,940,593

Oil Companies - Exploration & Production — 2.2%
Callon Petroleum Co.†#	422,559	5,003,099
Chesapeake Energy Corp.†#	1,716,474	7,672,639
CNX Resources Corp.†#	380,171	6,143,563
Energen Corp.†	183,489	12,447,894
Gulfport Energy Corp.†#	295,049	3,277,994
Matador Resources Co.†#	195,315	5,482,492
Oasis Petroleum, Inc.†#	500,010	6,515,130
QEP Resources, Inc.†	454,839	5,499,003
SM Energy Co.#	193,867	5,079,315
Southwestern Energy Co.†#	964,783	4,563,424
WPX Energy, Inc.†	751,732	13,689,040

		75,373,593

Oil Companies - Integrated — 0.3%
Murphy Oil Corp.#	306,237	9,416,788

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†#	71,993	3,459,264

Oil Refining & Marketing — 1.2%
HollyFrontier Corp.	334,827	25,841,948
Murphy USA, Inc.†#	59,459	3,969,483
PBF Energy, Inc., Class A#	208,927	9,857,176

		39,668,607

Oil - Field Services — 0.8%
Core Laboratories NV#	83,271	10,340,593
McDermott International, Inc.†#	337,833	7,341,111
NOW, Inc.†#	203,256	2,857,779
Oceaneering International, Inc.#	185,873	4,429,354
Superior Energy Services, Inc.†#	291,168	3,182,466

		28,151,303

Paper & Related Products — 0.2%
Domtar Corp.	118,354	5,689,277

Patient Monitoring Equipment — 0.3%
Masimo Corp.†	89,680	8,882,804

151

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.#	185,267	$11,996,038

Physicians Practice Management — 0.2%
MEDNAX, Inc.†	177,069	8,118,614

Poultry — 0.1%
Sanderson Farms, Inc.#	37,937	3,713,274

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc.#	103,267	11,120,823

Printing - Commercial — 0.2%
Deluxe Corp.#	90,471	6,019,940

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	83,820	5,682,996

Publishing - Newspapers — 0.2%
New York Times Co., Class A#	241,515	5,494,466

Publishing - Periodicals — 0.1%
Meredith Corp.#	74,806	3,766,482

Quarrying — 0.1%
Compass Minerals International, Inc.#	63,868	4,176,967

Racetracks — 0.2%
Churchill Downs, Inc.	21,422	6,413,747
International Speedway Corp., Class A	46,251	1,928,666

		8,342,413

Real Estate Investment Trusts — 8.6%
Alexander & Baldwin, Inc.	127,683	2,720,925
American Campus Communities, Inc.	257,676	10,332,808
Camden Property Trust	174,934	15,394,192
CoreCivic, Inc.	223,146	4,802,102
CoreSite Realty Corp.#	64,644	6,862,607
Corporate Office Properties Trust	191,205	5,334,620
Cousins Properties, Inc.	792,865	7,468,788
CyrusOne, Inc.	181,467	10,049,642
DCT Industrial Trust, Inc.	176,901	11,521,562
Douglas Emmett, Inc.	300,901	11,581,680
Education Realty Trust, Inc.#	143,058	5,227,339
EPR Properties	122,058	7,493,141
First Industrial Realty Trust, Inc.	226,854	7,470,302
GEO Group, Inc.#	234,148	5,806,870
Healthcare Realty Trust, Inc.	235,768	6,422,320
Highwoods Properties, Inc.	194,980	9,325,893
Hospitality Properties Trust	310,259	8,981,998
JBG SMITH Properties	176,281	6,503,006
Kilroy Realty Corp.	186,366	14,191,771
Lamar Advertising Co., Class A	158,270	10,955,449
LaSalle Hotel Properties	213,736	7,331,145
Liberty Property Trust	278,378	12,307,091
Life Storage, Inc.	87,813	8,124,459
Mack-Cali Realty Corp.	170,167	3,364,202
Medical Properties Trust, Inc.#	688,473	9,342,579
National Retail Properties, Inc.#	290,528	12,036,575
Omega Healthcare Investors, Inc.#	374,899	11,490,654
PotlatchDeltic Corp.	113,471	5,730,286
Quality Care Properties, Inc.†#	177,095	3,710,140
Rayonier, Inc.	243,686	9,472,075
Sabra Health Care REIT, Inc.#	336,467	6,974,961
Senior Housing Properties Trust	448,599	7,922,258
Tanger Factory Outlet Centers, Inc.#	178,469	3,835,299
Taubman Centers, Inc.#	114,984	6,276,977
Uniti Group, Inc.†#	311,339	6,528,779
Urban Edge Properties	199,820	4,370,063
Weingarten Realty Investors#	225,509	6,611,924

		293,876,482

Security Description	Shares	Value (Note 2)

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	85,723	$14,037,998

Recreational Vehicles — 0.7%
Brunswick Corp.	165,291	10,512,508
Polaris Industries, Inc.#	110,710	12,388,449

		22,900,957

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	116,418	4,631,108
Avis Budget Group, Inc.†#	134,483	5,243,492

		9,874,600

Resort/Theme Parks — 0.3%
Six Flags Entertainment Corp.#	148,445	9,577,671

Retail - Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.	317,987	7,059,311
Urban Outfitters, Inc.†#	151,220	6,281,679

		13,340,990

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†	208,719	3,832,081

Retail - Automobile — 0.8%
AutoNation, Inc.†#	112,676	5,144,786
Copart, Inc.†#	381,025	20,891,601

		26,036,387

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.#	268,848	4,882,280

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	85,055	7,810,601

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.#	70,881	6,861,281

Retail - Discount — 0.1%
Big Lots, Inc.#	79,350	3,246,208

Retail - Jewelry — 0.1%
Signet Jewelers, Ltd.#	114,139	4,907,977

Retail - Mail Order — 0.2%
Williams-Sonoma, Inc.#	146,194	8,094,762

Retail - Misc./Diversified — 0.4%
Five Below, Inc.†#	104,273	7,373,144
GameStop Corp., Class A#	191,248	2,524,473
Sally Beauty Holdings, Inc.†#	236,170	3,575,614

		13,473,231

Retail - Office Supplies — 0.1%
Office Depot, Inc.#	971,934	2,293,764

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	127,699	2,666,355

Retail - Regional Department Stores — 0.1%
Dillard’s, Inc., Class A#	38,811	3,160,380

Retail - Restaurants — 1.9%
Brinker International, Inc.#	82,788	3,620,319
Cheesecake Factory, Inc.#	80,585	4,175,109
Cracker Barrel Old Country Store, Inc.#	45,315	7,101,314
Domino’s Pizza, Inc.#	82,561	20,762,440
Dunkin’ Brands Group, Inc.#	155,287	9,943,027
Jack in the Box, Inc.	55,751	4,497,433
Papa John’s International, Inc.#	46,219	2,373,346
Texas Roadhouse, Inc.#	123,930	7,679,942
Wendy’s Co.#	338,975	5,460,887

		65,613,817

152

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.#	156,110	$5,713,626

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.#	95,897	2,464,553

Savings & Loans/Thrifts — 0.8%
New York Community Bancorp, Inc.#	925,429	10,725,722
Sterling Bancorp#	424,205	10,414,233
Washington Federal, Inc.	163,037	5,290,550

		26,430,505

Schools — 0.3%
Adtalem Global Education, Inc.†	113,791	5,433,520
Graham Holdings Co., Class B	8,735	5,073,725

		10,507,245

Security Services — 0.2%
Brink’s Co.	95,476	7,566,473

Semiconductor Components - Integrated Circuits — 0.7%
Cirrus Logic, Inc.†#	119,623	4,483,470
Cypress Semiconductor Corp.#	670,149	11,030,652
Integrated Device Technology, Inc.†#	249,828	8,304,283

		23,818,405

Semiconductor Equipment — 0.7%
MKS Instruments, Inc.	102,863	11,541,229
Teradyne, Inc.#	368,921	13,985,795

		25,527,024

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.#	42,840	6,261,066

Steel - Producers — 1.7%
Carpenter Technology Corp.#	88,568	5,308,766
Commercial Metals Co.#	220,179	5,205,031
Reliance Steel & Aluminum Co.	137,489	12,864,846
Steel Dynamics, Inc.	445,656	22,028,776
United States Steel Corp.#	332,033	12,242,057

		57,649,476

Steel - Specialty — 0.2%
Allegheny Technologies, Inc.†#	237,224	6,765,628

Telecom Equipment - Fiber Optics — 0.2%
Ciena Corp.†	272,448	6,279,926

Telecommunication Equipment — 0.4%
ARRIS International PLC†	328,714	8,309,890
Plantronics, Inc.	62,441	4,548,827

		12,858,717

Telephone - Integrated — 0.1%
Telephone & Data Systems, Inc.	174,502	4,458,526

Television — 0.3%
AMC Networks, Inc., Class A†#	86,792	4,961,899
TEGNA, Inc.	407,017	4,220,766

		9,182,665

Theaters — 0.5%
Cinemark Holdings, Inc.#	200,081	6,756,735
Live Nation Entertainment, Inc.†#	255,439	10,889,365

		17,646,100

Transactional Software — 0.2%
ACI Worldwide, Inc.†#	218,806	5,284,165

Transport - Equipment & Leasing — 0.1%
GATX Corp.#	71,737	5,157,890

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Marine — 0.3%
Kirby Corp.†#	101,427	$9,199,429

Transport - Rail — 0.3%
Genesee & Wyoming, Inc., Class A†#	116,948	9,134,808

Transport - Services — 0.2%
Ryder System, Inc.	100,012	6,708,805

Transport - Truck — 1.2%
Knight-Swift Transportation Holdings, Inc.	242,198	9,852,615
Landstar System, Inc.#	79,271	8,989,331
Old Dominion Freight Line, Inc.	129,073	20,130,225
Werner Enterprises, Inc.#	84,801	3,324,199

		42,296,370

Water — 0.3%
Aqua America, Inc.#	335,559	11,643,897

Wire & Cable Products — 0.1%
Belden, Inc.#	79,158	4,374,271

Wireless Equipment — 0.3%
InterDigital, Inc.	65,369	5,154,346
ViaSat, Inc.†#	103,384	6,472,872

		11,627,218

Total Long-Term Investment Securities
(cost $2,355,493,706)		3,366,311,178

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	86,679,316	86,679,316

U.S. Government Treasuries — 0.2%
United States Treasury Bills
1.75% due 06/14/2018(3)	$1,000,000	999,429
1.75% due 08/09/2018(3)	250,000	249,110
1.81% due 07/05/2018(3)	3,100,000	3,094,869
1.83% due 08/23/2018(3)	1,000,000	995,715
1.86% due 08/16/2018(3)	2,000,000	1,992,146

		7,331,269

Total Short-Term Investment Securities
(cost $94,010,561)		94,010,585

REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $59,960,466 collateralized by $66,860,000 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2026 and having an approximate value of $61,160,987 (cost $59,960,000)	59,960,000	59,960,000

TOTAL INVESTMENTS
(cost $2,509,464,267)(4)	102.5%	3,520,281,763
Liabilities in excess of other assets	(2.5)	(86,192,612)

NET ASSETS	100.0%	$3,434,089,151

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

153

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

(1)	At May 31, 2018, the Fund had loaned securities with a total value of $717,392,547. This was secured by collateral of $86,679,316, which was received in cash and subsequently invested in short-term investments currently valued at $86,679,316 as reported in the Portfolio of Investments. Additional collateral of $656,363,237 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$103,737,131
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	42,006,448
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	27,620,290
United States Treasury Bills	0.00%	06/07/2018 to 11/08/2018	58,976,789
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	424,022,579

(2)	The rate shown is the 7-day yield as of May 31, 2018.
(3)	The security or a portion thereof was pledged as collateral to over margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
362	Long	S&P Mid Cap 400 E-Mini Index	June 2018	$69,885,621	$70,481,400	$595,779

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,366,311,178	$—	$—	$3,366,311,178
Short-Term Investment Securities:
Registered Investment Companies	86,679,316	—	—	86,679,316
U.S. Government Treasuries	—	7,331,269	—	7,331,269
Repurchase Agreements	—	59,960,000	—	59,960,000

Total Investments at Value	$3,452,990,494	$67,291,269	$—	$3,520,281,763

Other Financial Instruments:+
Futures Contracts	$595,779	$—	$—	$595,779

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

154

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Commercial Services — Finance	4.8%
Electronic Components — Semiconductors	4.6
Enterprise Software/Service	3.9
Finance — Investment Banker/Broker	3.9
Medical Products	3.1
Medical Instruments	3.0
Electronic Components — Misc.	2.8
Semiconductor Equipment	2.8
Real Estate Investment Trusts	2.7
Commercial Services	2.6
Consulting Services	2.5
Electronic Measurement Instruments	2.3
Electronic Connectors	2.0
Computer Software	2.0
E-Commerce/Services	1.9
Drug Delivery Systems	1.8
Instruments — Scientific	1.7
Entertainment Software	1.7
Unknown	1.7
Transport — Truck	1.7
Telecommunication Equipment	1.7
Applications Software	1.6
Data Processing/Management	1.6
Computer Services	1.6
Diversified Manufacturing Operations	1.6
Disposable Medical Products	1.5
Chemicals — Diversified	1.4
Apparel Manufacturers	1.2
Aerospace/Defense — Equipment	1.2
Therapeutics	1.2
Cruise Lines	1.1
Banks — Commercial	1.1
Motion Pictures & Services	1.1
Computers — Memory Devices	1.0
Insurance — Property/Casualty	1.0
Aerospace/Defense	1.0
Finance — Consumer Loans	1.0
Medical Information Systems	1.0
Insurance Brokers	1.0
Medical — Biomedical/Gene	1.0
Electric Products — Misc.	0.9
Distribution/Wholesale	0.9
Oil Companies — Exploration & Production	0.9
Printing — Commercial	0.9
Retail — Discount	0.9
Diagnostic Kits	0.9
Retail — Apparel/Shoe	0.8
Non-Hazardous Waste Disposal	0.8
Containers — Paper/Plastic	0.8
Retail — Restaurants	0.8
Registered Investment Companies	0.7
Machinery — General Industrial	0.7
Medical Labs & Testing Services	0.7
Metal Processors & Fabrication	0.7
Beverages — Non-alcoholic	0.7
Rental Auto/Equipment	0.6
Auction Houses/Art Dealers	0.6
Airlines	0.6
Hotels/Motels	0.6
Retail — Building Products	0.5
Retail — Perfume & Cosmetics	0.5
Real Estate Management/Services	0.5
Home Decoration Products	0.5
Wire & Cable Products	0.5
Industrial Automated/Robotic	0.5
Advertising Agencies	0.5
Machinery — Electrical	0.4
Semiconductor Components — Integrated Circuits	0.4
Decision Support Software	0.4

Casino Hotels	0.4
Lasers — System/Components	0.4
Retail — Mail Order	0.4
Recreational Vehicles	0.3
Medical — Drugs	0.3
Retail — Gardening Products	0.3
Auto/Truck Parts & Equipment — Original	0.3
E-Commerce/Products	0.3
Internet Content — Entertainment	0.2
Retail — Petroleum Products	0.2
Time Deposits	0.2

100.9%

*	Calculated as a percentage of net assets

155

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.1%
Advertising Agencies — 0.5%
Omnicom Group, Inc.#	18,846	$1,358,420

Aerospace/Defense — 1.0%
Teledyne Technologies, Inc.†	14,236	2,867,985

Aerospace/Defense - Equipment — 1.2%
Harris Corp.	8,119	1,221,666
L3 Technologies, Inc.	11,270	2,235,179

		3,456,845

Airlines — 0.6%
Ryanair Holdings PLC ADR†#	15,753	1,825,930

Apparel Manufacturers — 1.2%
Carter’s, Inc.	9,865	1,075,384
Gildan Activewear, Inc.	87,484	2,530,912

		3,606,296

Applications Software — 1.6%
Dropbox, Inc., Class B†(1)(2)(3)	65,545	1,867,410
Intuit, Inc.	5,810	1,171,296
PTC, Inc.†	19,640	1,693,753

		4,732,459

Auction Houses/Art Dealers — 0.6%
Ritchie Bros. Auctioneers, Inc.	54,653	1,862,574

Auto/Truck Parts & Equipment - Original — 0.3%
Visteon Corp.†	6,579	822,112

Banks - Commercial — 1.1%
First Republic Bank	18,720	1,864,512
SVB Financial Group†	4,307	1,344,344

		3,208,856

Beverages - Non-alcoholic — 0.7%
Monster Beverage Corp.†	37,155	1,900,850

Casino Hotels — 0.4%
MGM Resorts International	35,550	1,118,047

Chemicals - Diversified — 1.4%
FMC Corp.	27,265	2,374,509
Huntsman Corp.	56,040	1,791,599

		4,166,108

Commercial Services — 2.6%
CoStar Group, Inc.†	8,354	3,184,712
Edenred	46,618	1,502,602
ServiceMaster Global Holdings, Inc.†	52,786	3,016,192

		7,703,506

Commercial Services - Finance — 4.8%
Equifax, Inc.	13,298	1,515,440
Euronet Worldwide, Inc.†	6,842	573,428
Global Payments, Inc.	22,129	2,459,860
IHS Markit, Ltd.†	23,675	1,166,704
MarketAxess Holdings, Inc.	6,645	1,419,704
WEX, Inc.†	23,223	4,082,836
Worldpay, Inc., Class A†	36,558	2,905,264

		14,123,236

Computer Services — 1.6%
Amdocs, Ltd.	43,078	2,906,042
EPAM Systems, Inc.†	13,905	1,712,818

		4,618,860

Computer Software — 2.0%
GreenSky, Inc., Class A†	22,075	590,948
Splunk, Inc.†	16,825	1,864,378

Security Description	Shares	Value (Note 2)

Computer Software (continued)
SS&C Technologies Holdings, Inc.	66,915	$3,406,643

		5,861,969

Computers - Memory Devices — 1.0%
NetApp, Inc.	43,965	3,003,689

Consulting Services — 2.5%
Gartner, Inc.†#	11,209	1,487,883
Verisk Analytics, Inc.†	55,261	5,870,928

		7,358,811

Containers - Paper/Plastic — 0.8%
Sealed Air Corp.#	52,332	2,279,582

Cruise Lines — 1.1%
Norwegian Cruise Line Holdings, Ltd.†	31,141	1,629,920
Royal Caribbean Cruises, Ltd.	15,725	1,650,810

		3,280,730

Data Processing/Management — 1.6%
Broadridge Financial Solutions, Inc.	10,691	1,234,276
Fidelity National Information Services, Inc.	21,271	2,174,322
Jack Henry & Associates, Inc.	9,825	1,228,714

		4,637,312

Decision Support Software — 0.4%
MSCI, Inc.	7,099	1,154,084

Diagnostic Kits — 0.9%
IDEXX Laboratories, Inc.†	11,980	2,494,356

Disposable Medical Products — 1.5%
ICU Medical, Inc.†	5,831	1,697,113
STERIS PLC	26,948	2,798,280

		4,495,393

Distribution/Wholesale — 0.9%
Ferguson PLC	15,710	1,217,552
LKQ Corp.†	46,185	1,467,297

		2,684,849

Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	45,607	2,876,434
Carlisle Cos., Inc.	15,613	1,676,680

		4,553,114

Drug Delivery Systems — 1.8%
Catalent, Inc.†	38,497	1,511,392
DexCom, Inc.†#	42,688	3,756,117

		5,267,509

E-Commerce/Products — 0.3%
Wayfair, Inc., Class A†#	7,973	736,307

E-Commerce/Services — 0.8%
SurveyMonkey, Inc.†(1)(2)(3)	44,965	466,287
Trade Desk, Inc., Class A†#	21,685	1,854,718

		2,321,005

Electric Products - Misc. — 0.9%
AMETEK, Inc.	37,258	2,720,952

Electronic Components - Misc. — 2.8%
Flex, Ltd.†	250,300	3,476,667
Sensata Technologies Holding PLC†#	90,606	4,629,061

		8,105,728

Electronic Components - Semiconductors — 4.6%
Microchip Technology, Inc.#	45,873	4,467,113
Monolithic Power Systems, Inc.	9,580	1,262,740

156

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors (continued)
ON Semiconductor Corp.†	149,039	$3,745,350
Xilinx, Inc.	56,285	3,833,571

		13,308,774

Electronic Connectors — 2.0%
TE Connectivity, Ltd.	63,813	5,939,714

Electronic Measurement Instruments — 2.3%
Agilent Technologies, Inc.	38,195	2,365,035
National Instruments Corp.	60,076	2,500,363
Trimble, Inc.†	53,100	1,755,486

		6,620,884

Enterprise Software/Service — 3.9%
Atlassian Corp. PLC, Class A†	51,608	3,292,074
Constellation Software, Inc.	5,181	4,080,627
Ultimate Software Group, Inc.†#	6,703	1,757,192
Workday, Inc., Class A†	16,965	2,221,736

		11,351,629

Entertainment Software — 1.7%
Activision Blizzard, Inc.	14,968	1,061,381
Take-Two Interactive Software, Inc.†	23,995	2,689,359
Zynga, Inc., Class A†	301,730	1,327,612

		5,078,352

Finance - Consumer Loans — 1.0%
Synchrony Financial	81,754	2,831,141

Finance - Investment Banker/Broker — 3.9%
E*TRADE Financial Corp.†	43,155	2,733,869
LPL Financial Holdings, Inc.	49,092	3,376,057
TD Ameritrade Holding Corp.	86,578	5,125,418

		11,235,344

Home Decoration Products — 0.5%
Newell Brands, Inc.#	60,895	1,435,904

Hotels/Motels — 0.6%
Hyatt Hotels Corp., Class A	20,010	1,635,417

Industrial Automated/Robotic — 0.5%
Nordson Corp.	11,330	1,423,388

Instruments - Scientific — 1.7%
PerkinElmer, Inc.#	39,278	2,919,534
Waters Corp.†	11,212	2,159,655

		5,079,189

Insurance Brokers — 1.0%
Aon PLC	20,125	2,814,884

Insurance - Property/Casualty — 1.0%
Intact Financial Corp.	23,416	1,770,738
WR Berkley Corp.	15,479	1,183,679

		2,954,417

Internet Content - Entertainment — 0.2%
Snap, Inc., Class A†#	61,100	695,929

Lasers - System/Components — 0.4%
Coherent, Inc.†	6,455	1,078,308

Machinery - Electrical — 0.4%
BWX Technologies, Inc.	18,150	1,211,331

Machinery - General Industrial — 0.7%
Middleby Corp.†#	9,963	992,514
Wabtec Corp.#	10,671	1,040,529

		2,033,043

Security Description	Shares	Value (Note 2)

Medical Information Systems — 1.0%
athenahealth, Inc.†	18,815	$2,831,093

Medical Instruments — 3.0%
Boston Scientific Corp.†	105,958	3,220,064
Bruker Corp.	56,875	1,721,606
Edwards Lifesciences Corp.†	18,595	2,553,279
Teleflex, Inc.	5,205	1,390,568

		8,885,517

Medical Labs & Testing Services — 0.7%
IQVIA Holdings, Inc.†	20,388	2,016,985

Medical Products — 3.1%
Cooper Cos., Inc.	8,564	1,938,119
Globus Medical, Inc., Class A†	21,565	1,197,936
Haemonetics Corp.†	16,740	1,512,459
Henry Schein, Inc.†#	13,741	950,877
Novocure, Ltd.†	50,165	1,577,689
Varian Medical Systems, Inc.†	16,525	1,947,802

		9,124,882

Medical - Biomedical/Gene — 1.0%
ACADIA Pharmaceuticals, Inc.†	24,798	448,844
BeiGene, Ltd. ADR†	2,003	400,840
Bluebird Bio, Inc.†#	3,895	697,400
Celgene Corp.†	13,561	1,066,979
Puma Biotechnology, Inc.†#	3,441	182,201

		2,796,264

Medical - Drugs — 0.3%
Alkermes PLC†#	14,803	698,702
DBV Technologies SA ADR†#	11,807	265,657

		964,359

Metal Processors & Fabrication — 0.7%
Rexnord Corp.†	68,378	1,995,270

Motion Pictures & Services — 1.1%
Dolby Laboratories, Inc., Class A	50,402	3,165,246

Non - Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	30,225	2,323,698

Oil Companies - Exploration & Production — 0.9%
Marathon Oil Corp.	51,830	1,110,717
Parsley Energy, Inc., Class A†	51,825	1,527,801

		2,638,518

Printing - Commercial — 0.9%
Cimpress NV†	18,353	2,555,288

Real Estate Investment Trusts — 2.7%
Crown Castle International Corp.	28,816	3,001,186
Equinix, Inc.	3,948	1,566,764
Lamar Advertising Co., Class A	46,752	3,236,174

		7,804,124

Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	32,585	1,505,101

Recreational Vehicles — 0.3%
Polaris Industries, Inc.#	8,709	974,537

Rental Auto/Equipment — 0.6%
United Rentals, Inc.†	11,805	1,883,724

Retail - Apparel/Shoe — 0.8%
lululemon athletica, Inc.†	10,053	1,056,068
Tapestry, Inc.	32,020	1,399,914

		2,455,982

157

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Retail - Building Products — 0.5%
Floor & Decor Holdings, Inc., Class A†#	34,140	$1,604,580

Retail - Discount — 0.9%
Dollar Tree, Inc.†	30,250	2,498,347

Retail - Gardening Products — 0.3%
Tractor Supply Co.	12,733	946,189

Retail - Mail Order — 0.4%
Williams-Sonoma, Inc.#	19,017	1,052,971

Retail - Perfume & Cosmetics — 0.5%
ULTA Beauty, Inc.†	6,485	1,601,211

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.	28,224	589,317

Retail - Restaurants — 0.8%
Dunkin’ Brands Group, Inc.#	34,660	2,219,280

Semiconductor Components - Integrated Circuits — 0.4%
Marvell Technology Group, Ltd.	55,085	1,186,531

Semiconductor Equipment — 2.8%
Entegris, Inc.	36,410	1,277,991
KLA-Tencor Corp.	24,971	2,827,466
Lam Research Corp.	11,567	2,292,348
MKS Instruments, Inc.	14,960	1,678,512

		8,076,317

Telecommunication Equipment — 1.7%
NICE, Ltd., ADR†#	45,622	4,824,526

Therapeutics — 1.2%
Neurocrine Biosciences, Inc.†#	35,305	3,398,459

Transport - Truck — 1.7%
Old Dominion Freight Line, Inc.	11,205	1,747,532
XPO Logistics, Inc.†#	30,815	3,243,279

		4,990,811

Wire & Cable Products — 0.4%
Belden, Inc.	22,766	1,258,049

Total Common Stocks
(cost $215,893,756)		283,222,298

CONVERTIBLE PREFERRED SECURITIES — 1.2%
E-Commerce/Services — 1.1%
Airbnb, Inc., Series D†(1)(2)(3)	29,418	3,207,052

Wire & Cable Products — 0.1%
Belden, Inc. 6.75%	2,200	172,876

Total Convertible Preferred Securities
(cost $1,417,696)		3,379,928

Total Long-Term Investment Securities
(cost $217,311,452)		286,602,226

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Commercial Paper — 1.7%
Credit Agricole 1.61% due 06/01/2018	$5,000,000	4,999,765

Registered Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(4)(5)	2,232,493	2,232,493

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/18	$492,000	$492,000

Total Short-Term Investment Securities
(cost $7,724,493)		7,724,258

TOTAL INVESTMENTS
(cost $225,035,945)(6)	100.9%	294,326,484
Liabilities in excess of other assets	(0.9)	(2,671,982)

NET ASSETS	100.0%	$291,654,502

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2018, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc. Class B	5/1/2012	65,545	$810,680	$1,867,410	$28.49	0.64%
SurveyMonkey, Inc	11/25/2014	44,965	739,674	466,287	10.37	0.16%
Convertible Preferred Stocks
Airbnb, Inc. Series D	4/16/2014	29,418	1,197,696	3,207,052	109.02	1.10%

				$5,540,749		1.90%

(3)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $5,540,749 representing 1.9% of net assets.
(4)

At May 31, 2018, the Fund had loaned securities with a total value of $35,649,636. This was secured by collateral of $2,232,493, which was received in cash and subsequently invested in short-term investments currently valued at $2,232,493 as reported in the Portfolio of Investments. Additional collateral of $34,525,540 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$2,361,858
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	956,391
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	628,851
United States Treasury Bills	0.00%	06/14/2018 to 11/08/2018	2,827,850
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	27,750,590

(5)	The rate shown is the 7-day yield as of May 31, 2018.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

158

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$2,865,049	$1,867,410		$—	$4,732,459
E-Commerce/Services	1,854,718	—		466,287	2,321,005
Other Industries	273,448,680	2,720,154	**	—	276,168,834
Convertible Preferred Securities:
Wire & Cable Products	172,876	—		—	172,876
Other Industries	—	—		3,207,052	3,207,052
Short-Term Investment Securities:
Commercial Paper	—	4,999,765		—	4,999,765
Registered Investment Companies	2,232,493	—		—	2,232,493
Time Deposits	—	492,000		—	492,000

Total Investments at Value	$280,573,816	$10,079,329		$3,673,339	$294,326,484

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2017	$1,319,682	$4,356,582
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	1,454,227
Realized Loss	—	—
Change in unrealized appreciation(1)	29,677	118,162
Change in unrealized depreciation(1)	(72,392)	(880,691)
Net Purchases	—	—
Net Sales	(810,680)	(1,841,228)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 05/31/2018	$466,287	$3,207,052

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2018 includes:

Common Stocks	Convertible Preferred Securities
$(42,715)	$(762,529)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2018

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 5/31/18	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$466,287	Market Approach	2017 Revenue Multiple* 2018 EBITIDA Multiple* 2018 Estimated Gross Profit Multiple* Discount for Lack of Marketability	7.35x 20.2x 7.9x 10.0%

Convertible Preferred Securities	$3,207,052	Market Approach	Market Transaction Price* 2020 Estimated Revenue Multiple* 2020 Estimated Gross Profit Multiple* Discount for Lack of Marketability	$105.0000 5.3x 7.3x 10.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to the Financial Statements

159

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Computers	11.4%
E-Commerce/Products	10.3
Applications Software	9.7
Web Portals/ISP	9.3
Electronic Components — Semiconductors	9.0
Internet Content — Entertainment	7.3
Medical — Biomedical/Gene	6.2
Repurchase Agreements	4.6
Cable/Satellite TV	2.8
Networking Products	2.5
Commercial Services — Finance	1.9
E-Commerce/Services	1.8
Semiconductor Components — Integrated Circuits	1.7
Food — Misc./Diversified	1.5
Entertainment Software	1.5
Electronic Forms	1.5
Semiconductor Equipment	1.4
Retail — Discount	1.3
Retail — Restaurants	1.0
Multimedia	0.8
Retail — Drug Store	0.7
Cellular Telecom	0.7
Transport — Rail	0.7
Data Processing/Management	0.6
Computer Aided Design	0.6
Medical Instruments	0.6
Registered Investment Companies	0.6
Hotels/Motels	0.6
Auto — Cars/Light Trucks	0.6
Computer Services	0.5
Pharmacy Services	0.5
Computers — Memory Devices	0.5
Dental Supplies & Equipment	0.4
Enterprise Software/Service	0.4
Radio	0.4
Retail — Apparel/Shoe	0.4
Beverages — Non-alcoholic	0.3
U.S. Government Treasuries	0.3
Retail — Auto Parts	0.3
Auto — Heavy Duty Trucks	0.3
Medical Products	0.3
Medical — Generic Drugs	0.2
Airlines	0.2
Casino Hotels	0.2
Medical Information Systems	0.2
Commercial Services	0.2
Diagnostic Kits	0.2
Consulting Services	0.2
Computer Data Security	0.2
Distribution/Wholesale	0.2
Retail — Perfume & Cosmetics	0.2
Computer Software	0.2
Transport — Truck	0.2
Internet Security	0.2
Toys	0.1
Retail — Catalog Shopping	0.1

100.6%

*	Calculated as a percentage of net assets

160

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.1%
Airlines — 0.2%
American Airlines Group, Inc.#	26,825	$1,167,961

Applications Software — 9.7%
Intuit, Inc.	14,521	2,927,434
Microsoft Corp.	436,553	43,148,898

		46,076,332

Auto - Cars/Light Trucks — 0.6%
Tesla, Inc.†#	9,577	2,726,859

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	19,957	1,241,924

Beverages - Non-alcoholic — 0.3%
Monster Beverage Corp.†	31,975	1,635,841

Cable/Satellite TV — 2.8%
Charter Communications, Inc., Class A†	13,523	3,530,044
Comcast Corp., Class A	262,793	8,193,886
DISH Network Corp., Class A†	12,929	382,052
Liberty Global PLC, Class A†	12,458	355,177
Liberty Global PLC, Class C†	32,795	907,766

		13,368,925

Casino Hotels — 0.2%
Wynn Resorts, Ltd.	5,841	1,144,894

Cellular Telecom — 0.7%
T-Mobile US, Inc.†	48,443	2,698,275
Vodafone Group PLC ADR#	26,930	698,295

		3,396,570

Commercial Services — 0.2%
Cintas Corp.	6,038	1,100,426

Commercial Services - Finance — 1.9%
Automatic Data Processing, Inc.	25,132	3,267,663
PayPal Holdings, Inc.†	68,045	5,584,453

		8,852,116

Computer Aided Design — 0.6%
Autodesk, Inc.†	12,488	1,612,201
Cadence Design Systems, Inc.†	16,038	680,813
Synopsys, Inc.†	8,432	742,606

		3,035,620

Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	9,267	902,235

Computer Services — 0.5%
Cognizant Technology Solutions Corp., Class A	33,341	2,512,244

Computer Software — 0.2%
Citrix Systems, Inc.†	7,719	815,281

Computers — 11.4%
Apple, Inc.	287,680	53,758,762

Computers - Memory Devices — 0.5%
Seagate Technology PLC	16,149	909,996
Western Digital Corp.	16,871	1,408,897

		2,318,893

Consulting Services — 0.2%
Verisk Analytics, Inc.†	9,356	993,981

Data Processing/Management — 0.6%
Fiserv, Inc.†	23,428	1,700,873
Paychex, Inc.	20,365	1,335,537

		3,036,410

Security Description	Shares	Value (Note 2)

Dental Supplies & Equipment — 0.4%
Align Technology, Inc.†	4,543	$1,508,049
DENTSPLY SIRONA, Inc.	13,022	570,494

		2,078,543

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	4,940	1,028,557

Distribution/Wholesale — 0.2%
Fastenal Co.#	16,309	868,128

E-Commerce/Products — 10.3%
Amazon.com, Inc.†	27,447	44,728,180
eBay, Inc.†	57,382	2,164,449
JD.com, Inc. ADR†#	52,290	1,839,562

		48,732,191

E-Commerce/Services — 1.8%
Booking Holdings, Inc.†	2,738	5,774,223
Ctrip.com International, Ltd. ADR†	26,204	1,181,538
Expedia Group, Inc.	7,883	954,080
MercadoLibre, Inc.#	2,504	728,238

		8,638,079

Electronic Components - Semiconductors — 9.0%
Broadcom, Inc.	23,273	5,866,425
Intel Corp.	264,660	14,609,232
Microchip Technology, Inc.#	13,286	1,293,791
Micron Technology, Inc.†	65,559	3,775,543
NVIDIA Corp.	34,302	8,650,621
Skyworks Solutions, Inc.	10,346	1,020,219
Texas Instruments, Inc.	55,778	6,242,116
Xilinx, Inc.	14,447	983,985

		42,441,932

Electronic Forms — 1.5%
Adobe Systems, Inc.†	27,871	6,947,683

Enterprise Software/Service — 0.4%
CA, Inc.	23,638	844,822
Workday, Inc., Class A†	7,767	1,017,167

		1,861,989

Entertainment Software — 1.5%
Activision Blizzard, Inc.	43,012	3,049,981
Electronic Arts, Inc.†	17,390	2,276,525
NetEase, Inc. ADR	4,258	972,186
Take-Two Interactive Software, Inc.†	6,486	726,951

		7,025,643

Food - Misc./Diversified — 1.5%
Kraft Heinz Co.	69,102	3,971,983
Mondelez International, Inc., Class A	84,327	3,311,521

		7,283,504

Hotels/Motels — 0.6%
Marriott International, Inc., Class A	20,266	2,743,206

Internet Content - Entertainment — 7.3%
Facebook, Inc., Class A†	135,841	26,051,587
Netflix, Inc.†	24,603	8,650,415

		34,702,002

Internet Security — 0.2%
Symantec Corp.	35,239	732,266

Medical Information Systems — 0.2%
Cerner Corp.†	18,857	1,125,386

161

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments — 0.6%
Intuitive Surgical, Inc.†	6,367	$2,926,719

Medical Products — 0.3%
Henry Schein, Inc.†#	8,714	603,009
Hologic, Inc.†	15,678	594,039

		1,197,048

Medical - Biomedical/Gene — 6.2%
Alexion Pharmaceuticals, Inc.†	12,569	1,459,638
Amgen, Inc.	40,854	7,338,196
Biogen, Inc.†	11,995	3,526,050
BioMarin Pharmaceutical, Inc.†#	9,983	901,864
Celgene Corp.†	42,646	3,355,387
Gilead Sciences, Inc.	74,271	5,005,866
Illumina, Inc.†	8,334	2,270,515
Incyte Corp.†	12,001	819,308
Regeneron Pharmaceuticals, Inc.†	5,998	1,801,319
Shire PLC ADR	3,973	652,526
Vertex Pharmaceuticals, Inc.†	14,395	2,216,830

		29,347,499

Medical - Generic Drugs — 0.2%
Mylan NV†	30,414	1,169,723

Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	59,759	2,303,709
Twenty-First Century Fox, Inc., Class B	45,274	1,728,109

		4,031,818

Networking Products — 2.5%
Cisco Systems, Inc.	273,138	11,665,724

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	31,997	2,425,693

Radio — 0.4%
Sirius XM Holdings, Inc.#	254,674	1,808,185

Retail - Apparel/Shoe — 0.4%
Ross Stores, Inc.	21,666	1,709,014

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	4,744	1,278,081

Retail - Catalog Shopping — 0.1%
Qurate Retail Group, Inc., Class A†	25,476	517,927

Retail - Discount — 1.3%
Costco Wholesale Corp.	24,896	4,935,383
Dollar Tree, Inc.†	13,443	1,110,257

		6,045,640

Retail - Drug Store — 0.7%
Walgreens Boots Alliance, Inc.	56,168	3,504,322

Retail - Perfume & Cosmetics — 0.2%
ULTA Beauty, Inc.†	3,458	853,815

Retail - Restaurants — 1.0%
Starbucks Corp.	79,693	4,516,202

Semiconductor Components - Integrated Circuits — 1.7%
Analog Devices, Inc.	20,967	2,037,573
Maxim Integrated Products, Inc.	15,944	935,116
QUALCOMM, Inc.	83,932	4,878,128

		7,850,817

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	59,571	3,025,015
ASML Holding NV#	4,190	823,964
KLA-Tencor Corp.	8,880	1,005,482
Lam Research Corp.	9,239	1,830,985

		6,685,446

Security Description	Shares/ Principal Amount	Value (Note 2)

Toys — 0.1%
Hasbro, Inc.	7,040	$610,720

Transport - Rail — 0.7%
CSX Corp.	50,303	3,252,089

Transport - Truck — 0.2%
JB Hunt Transport Services, Inc.	6,223	797,166

Web Portals/ISP — 9.3%
Alphabet, Inc., Class A†	16,924	18,616,400
Alphabet, Inc., Class C†	19,835	21,520,777
Baidu, Inc. ADR†	15,917	3,860,827

		43,998,004

Total Long-Term Investment Securities
(cost $174,272,125)		450,486,035

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	2,851,552	2,851,552

U.S. Government Treasuries — 0.3%
United States Treasury Bills 1.70% due 07/12/2018(3)	$300,000	299,402
1.82% due 08/23/2018(3)	1,200,000	1,194,857

		1,494,259

Total Short-Term Investment Securities
(cost $4,345,944)		4,345,811

REPURCHASE AGREEMENTS — 4.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount $21,667,169 collateralized by $24,160,000 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2026 and having an approximate value of $22,100,650 (cost $21,667,000)	21,667,000	21,667,000

TOTAL INVESTMENTS
(cost $200,285,069)(4)	100.6%	476,498,846
Liabilities in excess of other assets	(0.6)	(2,985,828)

NET ASSETS	100.0%	$473,513,018

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)

At May 31, 2018, the Fund had loaned securities with a total value of $11,137,130. This was secured by collateral of $2,851,552, which was received in cash and subsequently invested in short-term investments currently valued at $2,851,552 as reported in the Portfolio of Investments. Additional collateral of $8,669,156 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$1,762,808
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	713,817
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	469,353
United States Treasury Bills	0.00%	06/21/2018 to 11/08/2018	165,023
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	5,558,155

162

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

(2)	The rate shown is the 7-day yield as of May 31, 2018.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
168	Long	NASDAQ 100 E-Mini Index	June 2018	$23,504,893	$23,442,720	$(62,173)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2018 (See Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$450,486,035	$—	$—	$450,486,035
Short-Term Investment Securities:
Registered Investment Companies	2,851,552	—	—	2,851,552
U.S. Government Treasuries	—	1,494,259	—	1,494,259
Repurchase Agreements	—	21,667,000	—	21,667,000

Total Investments at Value	$453,337,587	$23,161,259	$—	$476,498,846

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$62,173	$—	$—	$62,173

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

163

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2018 — (unaudited)

Industry Allocation*

Electronic Components — Semiconductors	13.9%
Applications Software	11.1
Internet Content — Entertainment	8.1
Commercial Services — Finance	6.9
Web Portals/ISP	6.5
E-Commerce/Products	6.5
Registered Investment Companies	5.1
Semiconductor Components — Integrated Circuits	4.0
E-Commerce/Services	4.0
Enterprise Software/Service	3.2
Internet Security	2.6
Semiconductor Equipment	2.5
Computers	2.4
Computer Services	2.3
Finance — Credit Card	2.3
Time Deposits	2.0
Computers — Memory Devices	1.8
Electronic Components — Misc.	1.7
Internet Application Software	1.6
Photo Equipment & Supplies	1.3
Auto — Cars/Light Trucks	1.0
Computer Software	1.0
Entertainment Software	0.8
Cable/Satellite TV	0.8
Medical — Drugs	0.8
Networking Products	0.6
Building Products — Light Fixtures	0.5
Computer Aided Design	0.5
Computer Data Security	0.4
Retail — Apparel/Shoe	0.4
Chemicals — Diversified	0.3
Metal Processors & Fabrication	0.3
Lasers — System/Components	0.3
Computers — Other	0.3
Aerospace/Defense — Equipment	0.3
Internet Content — Information/News	0.3
Machinery — General Industrial	0.2
Medical — Biomedical/Gene	0.2
Medical Instruments	0.2
Finance — Mortgage Loan/Banker	0.2
Electronic Measurement Instruments	0.2
Publishing — Newspapers	0.2
Industrial Automated/Robotic	0.2
Circuit Boards	0.2
Commercial Services	0.2
Toys	0.2
Medical Products	0.2
Telephone — Integrated	0.1
Retail — Vision Service Center	0.1
IT Services	0.1
Finance — Other Services	0.1
Repurchase Agreements	0.1
Web Hosting/Design	0.1
B2B/E — Commerce	0.1
Internet Telephone	0.1
Transactional Software	0.1

101.5%

*	Calculated as a percentage of net assets

164

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.6%
Aerospace/Defense - Equipment — 0.3%
Harris Corp.	24,663	$3,711,042

Applications Software — 11.1%
Intuit, Inc.	67,111	13,529,578
Microsoft Corp.	498,885	49,309,793
RealPage, Inc.†#	12,385	727,619
Red Hat, Inc.†	90,063	14,628,032
salesforce.com, Inc.†	296,790	38,383,851
ServiceNow, Inc.†	180,831	32,117,394
Tableau Software, Inc., Class A†	67,715	6,694,982

		155,391,249

Auto - Cars/Light Trucks — 1.0%
Tesla, Inc.†#	51,796	14,747,875

B2B/E-Commerce — 0.1%
Cafe24 Corp.†	5,969	951,472

Building Products - Light Fixtures — 0.5%
Cree, Inc.†#	157,135	7,325,634

Cable/Satellite TV — 0.8%
Liberty Global PLC, Class C†	418,214	11,576,164

Chemicals - Diversified — 0.3%
DowDuPont, Inc.	77,000	4,936,470

Circuit Boards — 0.2%
Silergy Corp.	105,000	2,396,647

Commercial Services — 0.2%
CoStar Group, Inc.†	6,270	2,390,249

Commercial Services - Finance — 6.9%
FleetCor Technologies, Inc.†	49,279	9,823,769
Global Payments, Inc.	158,871	17,660,100
PayPal Holdings, Inc.†	316,086	25,941,178
Square, Inc., Class A†	337,855	19,680,054
Total System Services, Inc.	102,591	8,739,727
TransUnion	67,985	4,663,771
WEX, Inc.†	59,346	10,433,620

		96,942,219

Computer Aided Design — 0.5%
Autodesk, Inc.†	15,155	1,956,510
Synopsys, Inc.†	59,200	5,213,744

		7,170,254

Computer Data Security — 0.4%
Sophos Group PLC*	703,614	5,453,803

Computer Services — 2.3%
Accenture PLC, Class A	25,393	3,954,706
Capgemini SE#	9,505	1,259,664
Cognizant Technology Solutions Corp., Class A	74,742	5,631,810
DXC Technology Co.	169,205	15,585,472
Genpact, Ltd.	197,592	5,933,688

		32,365,340

Computer Software — 1.0%
Dropbox, Inc., Class A†	11,420	342,486
Dropbox, Inc., Class A (Common Lockup Shares)†(1)(3)	135,156	3,850,662
MongoDB, Inc.†#	100,910	4,755,888
Pivotal Software, Inc., Class A†	133,735	2,405,893
Splunk, Inc.†	24,115	2,672,183

		14,027,112

Computers — 2.4%
Apple, Inc.	146,333	27,345,247
Nutanix, Inc., Class A†	114,755	6,133,655

		33,478,902

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 1.8%
NetApp, Inc.	349,245	$23,860,418
Pure Storage, Inc., Class A†#	77,695	1,667,335

		25,527,753

Computers - Other — 0.3%
Lumentum Holdings, Inc.†#	72,666	4,269,128

Data Processing/Management — 0.0%
DocuSign, Inc.†#	3,176	158,197

E-Commerce/Products — 6.5%
Alibaba Group Holding, Ltd. ADR†#	70,921	14,043,067
Amazon.com, Inc.†	46,979	76,557,918
Delivery Hero AG†*	19,187	882,234
JD.com, Inc. ADR†#	1,220	42,920

		91,526,139

E-Commerce/Services — 3.6%
51job, Inc. ADR†	14,930	1,588,552
Booking Holdings, Inc.†	8,771	18,497,337
Ctrip.com International, Ltd. ADR†	597,232	26,929,191
GrubHub, Inc.†#	8,045	862,505
TripAdvisor, Inc.†#	24,087	1,255,896
Yume No Machi Souzou Iinkai Co., Ltd.#	59,000	1,116,035

		50,249,516

E-Services/Consulting — 0.0%
CDW Corp.	7,925	634,396

Electronic Components - Misc. — 1.7%
AAC Technologies Holdings, Inc.	190,500	2,842,054
Bizlink Holding, Inc.	202,725	1,418,268
Corning, Inc.	74,700	2,029,599
Flex, Ltd.†	609,439	8,465,108
LandMark Optoelectronics Corp.	84,976	847,364
Sensata Technologies Holding PLC†#	102,900	5,257,161
Tongda Group Holdings, Ltd.#	4,170,000	990,797
Yageo Corp.	63,000	1,984,401

		23,834,752

Electronic Components - Semiconductors — 13.9%
Advanced Micro Devices, Inc.†#	546,334	7,501,166
ams AG	60,758	5,234,232
Broadcom, Inc.	134,346	33,864,596
Infineon Technologies AG	185,550	5,098,965
IPG Photonics Corp.†	15,222	3,672,612
Microchip Technology, Inc.#	208,211	20,275,587
Micron Technology, Inc.†	826,028	47,570,953
NVIDIA Corp.	84,744	21,371,589
ON Semiconductor Corp.†	155,005	3,895,276
Qorvo, Inc.†	94,300	7,567,575
Samsung Electronics Co., Ltd.	256,750	12,052,118
Sino-American Silicon Products, Inc.	691,000	3,227,487
SK Hynix, Inc.	103,785	8,947,245
Texas Instruments, Inc.	106,045	11,867,496
Tower Semiconductor, Ltd.†#	51,731	1,340,868
Win Semiconductors Corp.	174,000	1,401,928

		194,889,693

Electronic Measurement Instruments — 0.2%
Chroma ATE, Inc.	270,000	1,340,455
Itron, Inc.†	26,781	1,529,195

		2,869,650

Enterprise Software/Service — 3.2%
Atlassian Corp. PLC, Class A†#	14,160	903,267
Guidewire Software, Inc.†	40,252	3,736,996

165

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Oracle Corp.	14,420	$673,702
Paycom Software, Inc.†#	118,060	12,451,788
Temenos Group AG	15,830	2,350,728
Veeva Systems, Inc., Class A†	17,320	1,339,875
Workday, Inc., Class A†	176,167	23,070,830

		44,527,186

Entertainment Software — 0.8%
Electronic Arts, Inc.†	22,324	2,922,435
NetEase, Inc. ADR	9,705	2,215,845
Nexon Co., Ltd.†	187,200	3,089,196
Take-Two Interactive Software, Inc.†	29,985	3,360,719

		11,588,195

Finance - Credit Card — 2.3%
Alliance Data Systems Corp.	29,180	6,151,727
Mastercard, Inc., Class A	12,075	2,295,699
Pagseguro Digital, Ltd., Class A†	27,900	928,233
Visa, Inc., Class A#	173,229	22,644,495

		32,020,154

Finance - Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†#	27,100	2,880,459

Finance - Other Services — 0.1%
WageWorks, Inc.†	32,082	1,522,291

Human Resources — 0.0%
Ceridian HCM Holding, Inc.†	14,800	510,896

Industrial Automated/Robotic — 0.2%
Cognex Corp.	55,280	2,526,849

Internet Application Software — 1.6%
Okta, Inc.†#	185,000	10,398,850
Tencent Holdings, Ltd.	222,267	11,203,958
Zendesk, Inc.†	12,510	699,184

		22,301,992

Internet Content - Entertainment — 8.1%
Facebook, Inc., Class A†	466,618	89,488,000
Netflix, Inc.†	62,035	21,811,506
Twitter, Inc.†	21,385	742,060
Weibo Corp. ADR†#	18,043	1,838,762

		113,880,328

Internet Content - Information/News — 0.3%
Spotify Technology SA†	17,054	2,689,586
Yelp, Inc.†	22,535	965,625

		3,655,211

Internet Security — 2.6%
Palo Alto Networks, Inc.†	78,760	16,389,169
Proofpoint, Inc.†#	119,070	13,918,092
Symantec Corp.	300,503	6,244,452

		36,551,713

Internet Telephone — 0.1%
RingCentral, Inc., Class A†	10,125	766,969

Lasers - System/Components — 0.3%
Coherent, Inc.†	27,602	4,610,914

Machinery - General Industrial — 0.2%
Zebra Technologies Corp., Class A†	22,725	3,488,515

Medical Instruments — 0.2%
Intuitive Surgical, Inc.†	6,540	3,006,242

Security Description	Shares	Value (Note 2)

Medical Products — 0.2%
Becton Dickinson and Co.	10,000	$2,215,900

Medical - Biomedical/Gene — 0.2%
Shire PLC ADR#	20,900	3,432,616

Medical - Drugs — 0.8%
Grifols SA ADR	128,700	2,809,521
Roche Holding AG	38,420	8,240,420

		11,049,941

Metal Processors & Fabrication — 0.3%
Catcher Technology Co., Ltd.	418,000	4,837,954

Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	9,480	595,344

Networking Products — 0.6%
Arista Networks, Inc.†	35,940	9,041,066

Photo Equipment & Supplies — 1.3%
Largan Precision Co., Ltd.	73,000	9,914,845
Sunny Optical Technology Group Co., Ltd.	390,685	7,867,608

		17,782,453

Publishing - Newspapers — 0.2%
News Corp., Class A	177,900	2,673,837

Retail - Apparel/Shoe — 0.4%
Zalando SE†*	93,138	4,963,530

Retail - Vision Service Center — 0.0%
JAND, Inc. (dba Warby Parker), Class A†(1)(2)(3)	49,774	762,095

Semiconductor Components - Integrated Circuits — 4.0%
Integrated Device Technology, Inc.†	129,089	4,290,918
Marvell Technology Group, Ltd.	663,902	14,300,449
Maxim Integrated Products, Inc.	60,100	3,524,865
Nanya Technology Corp.	565,000	1,870,762
NXP Semiconductors NV†	32,497	3,704,658
QUALCOMM, Inc.	422,200	24,538,264
Taiwan Semiconductor Manufacturing Co., Ltd.	447,780	3,341,209

		55,571,125

Semiconductor Equipment — 2.5%
Applied Materials, Inc.	67,897	3,447,810
ASML Holding NV#	28,387	5,582,304
Axcelis Technologies, Inc.†	71,508	1,519,545
FormFactor, Inc.†	132,642	1,797,299
KLA-Tencor Corp.	34,793	3,939,611
Kulicke & Soffa Industries, Inc.†	68,739	1,655,235
Lam Research Corp.	39,030	7,734,965
Teradyne, Inc.	152,853	5,794,657
Tokyo Electron, Ltd.	17,200	3,200,238

		34,671,664

Telephone - Integrated — 0.1%
SoftBank Group Corp.	27,700	1,966,082

Toys — 0.2%
Nintendo Co., Ltd.	5,600	2,305,316

Transactional Software — 0.1%
Amadeus IT Group SA	9,080	719,577

Web Hosting/Design — 0.1%
Wix.com, Ltd.†	12,671	1,101,743

Web Portals/ISP — 6.4%
Alphabet, Inc., Class A†	26,591	29,250,100
Alphabet, Inc., Class C†	32,373	35,124,381
Baidu, Inc. ADR†	5,745	1,393,507
Mail.ru Group, Ltd. GDR†	283,534	8,053,697

166

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP (continued)
NAVER Corp.	20,186	$12,498,194
Yandex NV, Class A†	113,947	3,819,505

		90,139,384

Total Common Stocks
(cost $1,022,849,797)		1,314,491,197

CONVERTIBLE PREFERRED SECURITIES — 0.7%
E-Commerce/Services — 0.4%
Airbnb, Inc., Series E†(1)(2)(3)	26,943	2,937,236
Uber Technologies, Inc., Series D†(1)(2)(3)	36,257	1,450,280
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	11,731	567,311

		4,954,827

IT Services — 0.1%
Mesosphere, Inc., Series D†(1)(2)(3)	151,129	1,670,656

Retail - Vision Service Center — 0.1%
JAND, Inc., (dba Warby Parker) Series E†(1)(2)(3)	61,401	940,117

Web Portals/ISP — 0.1%
Pinterest, Inc., Series G†(1)(2)(3)	205,650	1,421,041

Total Convertible Preferred Securities
(cost $7,504,511)		8,986,641

REGISTERED INVESTMENT COMPANIES — 1.6%
Altaba, Inc.† (cost $10,319,090)	287,400	22,175,784

Total Long-Term Investment Securities
(cost $1,040,673,398)		1,345,653,622

SHORT-TERM INVESTMENT SECURITIES — 5.5%
Registered Investment Companies — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67%(4)	500,000	500,000
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(4)(5)	20,379,343	20,379,343
T. Rowe Price Government Reserve Fund 1.78%(4)	28,988,625	28,988,625

		49,867,968

Time Deposits — 2.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/2018	$27,905,000	27,905,000

Total Short-Term Investment Securities
(cost $77,772,968)		77,772,968

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $1,319,010 and collateralized by $1,410,000 of United States Treasury Notes, bearing interest at 2.25%, due 08/15/2027 and having an approximate value of $1,349,931 (cost $1,319,000)	1,319,000	1,319,000

TOTAL INVESTMENTS
(cost $1,119,765,366)(6)	101.5%	1,424,745,590
Liabilities in excess of other assets	(1.5)	(21,312,816)

NET ASSETS	100.0%	$1,403,432,774

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $11,299,567 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2018, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Dropbox, Inc.,
Class A (Common Lockup Shares)	05/01/2012 05/29/2012	$96,011 39,145	$1,303,392 531,345

		135,156	1,834,737	$3,850,662	$28.49	0.28%

JAND, Inc.,
(dba Warby Parker), Class A	03/09/2018	49,774	782,298	762,095	15.31	0.05
Convertible Preferred Securities
Airbnb, Inc.
Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,937,236	109.02	0.21

JAND, Inc., (dba Warby Parker) Series E	03/09/2018	61,401	965,040	940,117	15.31	0.07
Mesosphere, Inc.
Series D	05/04/2018	151,129	1,670,656	1,670,656	11.05	0.12
Pinterest, Inc.
Series G	03/19/2015	205,650	1,476,380	1,421,041	6.91	0.10
Uber Technologies, Inc.
Series D	06/05/2014	36,257	562,457	1,450,280	40.00	0.10
Xiaoju Kuaizhi, Inc.
Series A-17	10/19/2015	11,731	321,737	567,311	48.36	0.04

				$13,599,398		0.97%

(2)	Securities classified as Level 3 (see Note 2).
(3)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $13,599,398 representing 1.0% of net assets.
(4)	The rate shown is the 7-day yield as of May 31, 2018.
(5)

At May 31, 2018, the Fund had loaned securities with a total value of $128,098,208. This was secured by collateral of $20,379,343, which was received in cash and subsequently invested in short-term investments currently valued at $20,379,343 as reported in the Portfolio of Investments. Additional collateral of $111,621,942 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

167

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$5,568,066
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	2,254,686
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	1,482,512
United States Treasury Bills	0.00%	06/14/2018 to 11/08/2018	10,683,825
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	91,632,853

(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$10,176,450	$3,850,662		$—	$14,027,112
Retail - Vision Service Center	—	—		762,095	762,095
Other Industries	1,155,833,506	143,868,484	**	—	1,299,701,990
Convertible Preferred Securities	—	—		8,986,641	8,986,641
Registered Investment Companies	22,175,784	—		—	22,175,784
Short-Term Investment Securities:
Registered Investment Companies	49,867,968	—		—	49,867,968
Time Deposits	—	27,905,000		—	27,905,000
Repurchase Agreements	—	1,319,000		—	1,319,000

Total Investments at Value	$1,238,053,708	$176,943,146		$9,748,736	$1,424,745,590

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $78,635,550 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2017	$1,370,523	$10,788,623
Accrued discounts . . . . . . . . . . . . . .	—	—
Accrued premiums . . . . . . . . . . . . . .	—	—
Realized Gain . . . . . . . . . . . . . . . . . .	268,925	1,087,531
Realized Loss . . . . . . . . . . . . . . . . . .	—	—
Change in unrealized appreciation(1) .	16,205	217,782
Change in unrealized depreciation(1) .	(128,041)	(2,045,601)
Net Purchases . . . . . . . . . . . . . . . . .	782,298	2,635,695
Net Sales . . . . . . . . . . . . . . . . . . . . .	(1,547,815)	(3,697,389)
Transfers into Level 3 . . . . . . . . . . . .	—	—
Transfers out of Level 3 . . . . . . . . . .	—	—

Balance as of 05/31/2018 . . . . . . . .	$762,095	$8,986,641

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2018 includes:

168

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Common Stocks	Convertible Preferred Securities
$(20,203)	$(144,383)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2018.

See Notes to Financial Statements

169

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — May 31, 2018 — (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	12.6%
Registered Investment Companies	3.9
Chemicals — Specialty	3.4
Internet Telephone	3.2
Computer Software	3.1
Enterprise Software/Service	2.9
Retail — Restaurants	2.8
Repurchase Agreements	2.7
Applications Software	2.7
Commercial Services — Finance	2.6
Medical Products	2.5
Distribution/Wholesale	2.5
Patient Monitoring Equipment	2.4
Banks — Commercial	2.4
Medical — Drugs	2.3
Web Hosting/Design	2.3
Electronic Components — Semiconductors	2.1
Machinery — General Industrial	2.1
Food — Misc./Diversified	2.0
Recreational Centers	1.7
Therapeutics	1.5
Transport — Truck	1.5
Steel — Specialty	1.5
Networking Products	1.5
Data Processing/Management	1.5
Schools	1.5
Semiconductor Equipment	1.5
Retail — Building Products	1.4
Machine Tools & Related Products	1.4
Internet Security	1.4
Computer Services	1.4
Footwear & Related Apparel	1.3
Diversified Manufacturing Operations	1.3
Commercial Services	1.1
Electric Products — Misc.	1.1
Medical Labs & Testing Services	1.1
Casino Services	1.1
Auto/Truck Parts & Equipment — Original	1.0
Health Care Cost Containment	1.0
Computers — Other	1.0
Medical — HMO	1.0
Retail — Automobile	0.9
Building & Construction — Misc.	0.9
Airlines	0.9
Retail — Discount	0.9
Building & Construction Products — Misc.	0.9
Gambling (Non — Hotel)	0.8
Advanced Materials	0.8
Auto Repair Centers	0.8
Semiconductor Components — Integrated Circuits	0.8
Oil — Field Services	0.8
Finance — Mortgage Loan/Banker	0.8
Rubber/Plastic Products	0.7
Retail — Apparel/Shoe	0.7
Insurance — Life/Health	0.7
Banks — Mortgage	0.7
Oil Companies — Exploration & Production	0.6
Power Converter/Supply Equipment	0.6
Investment Management/Advisor Services	0.5
Aerospace/Defense — Equipment	0.4
Medical Instruments	0.4

103.9%

*	Calculated as a percentage of net assets

170

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Advanced Materials — 0.8%
Hexcel Corp.	18,233	$1,291,443

Aerospace/Defense - Equipment — 0.4%
HEICO Corp., Class A	8,118	617,374

Airlines — 0.9%
Azul SA ADR†#	66,590	1,423,694

Applications Software — 2.7%
HubSpot, Inc.†#	14,490	1,756,188
MINDBODY, Inc., Class A†#	61,620	2,427,828

		4,184,016

Auto Repair Centers — 0.8%
Monro, Inc.#	22,490	1,261,689

Auto/Truck Parts & Equipment - Original — 1.0%
Delphi Technologies PLC	32,560	1,631,256

Banks - Commercial — 2.4%
Texas Capital Bancshares, Inc.†	19,340	1,863,409
Western Alliance Bancorp†	31,113	1,874,869

		3,738,278

Banks - Mortgage — 0.7%
Walker & Dunlop, Inc.	19,360	1,086,483

Building & Construction Products - Misc. — 0.9%
Simpson Manufacturing Co., Inc.	21,460	1,358,633

Building & Construction - Misc. — 0.9%
TopBuild Corp.†	17,010	1,427,990

Casino Services — 1.1%
Eldorado Resorts, Inc.†#	36,790	1,662,908

Chemicals - Specialty — 3.4%
Ashland Global Holdings, Inc.	25,310	1,967,093
Ferro Corp.†	92,100	1,884,366
Versum Materials, Inc.	38,630	1,544,041

		5,395,500

Commercial Services — 1.1%
Weight Watchers International, Inc.†	23,360	1,759,475

Commercial Services - Finance — 2.6%
Euronet Worldwide, Inc.†	28,588	2,395,960
WEX, Inc.†	9,760	1,715,906

		4,111,866

Computer Services — 1.4%
WNS Holdings, Ltd. ADR†	42,130	2,154,528

Computer Software — 3.1%
Cornerstone OnDemand, Inc.†#	33,530	1,659,064
Envestnet, Inc.†	18,110	958,019
InterXion Holding NV†	35,824	2,287,721

		4,904,804

Computers - Other — 1.0%
Lumentum Holdings, Inc.†#	25,434	1,494,248

Data Processing/Management — 1.5%
Fair Isaac Corp.†	12,750	2,346,383

Distribution/Wholesale — 2.5%
H&E Equipment Services, Inc.	58,180	2,011,283
SiteOne Landscape Supply, Inc.†#	25,490	1,928,318

		3,939,601

Diversified Manufacturing Operations — 1.3%
Harsco Corp.†	86,030	2,107,735

Security Description	Shares	Value (Note 2)

Electric Products - Misc. — 1.1%
Littelfuse, Inc.	8,032	$1,743,346

Electronic Components - Semiconductors — 2.1%
Monolithic Power Systems, Inc.	14,995	1,976,491
Tower Semiconductor, Ltd.†#	52,336	1,356,549

		3,333,040

Enterprise Software/Service — 2.9%
Black Knight, Inc.†	53,851	2,724,861
Coupa Software, Inc.†#	33,990	1,814,386

		4,539,247

Finance - Mortgage Loan/Banker — 0.8%
LendingTree, Inc.†#	4,553	1,178,772

Food - Misc./Diversified — 2.0%
Nomad Foods, Ltd.†#	181,360	3,155,664

Footwear & Related Apparel — 1.3%
Steven Madden, Ltd.	40,005	2,114,264

Gambling (Non-Hotel) — 0.8%
Red Rock Resorts, Inc., Class A	38,280	1,318,363

Health Care Cost Containment — 1.0%
HealthEquity, Inc.†	20,990	1,559,767

Insurance - Life/Health — 0.7%
Primerica, Inc.	11,230	1,104,471

Internet Security — 1.4%
Proofpoint, Inc.†#	18,672	2,182,570

Internet Telephone — 3.2%
RingCentral, Inc., Class A†#	65,651	4,973,063

Investment Management/Advisor Services — 0.5%
WisdomTree Investments, Inc.	74,500	816,520

Machine Tools & Related Products — 1.4%
Kennametal, Inc.	59,420	2,212,207

Machinery - General Industrial — 2.1%
Altra Industrial Motion Corp.	39,930	1,651,105
Welbilt, Inc.†	83,940	1,634,312

		3,285,417

Medical Instruments — 0.4%
iRhythm Technologies, Inc.†#	7,480	568,704

Medical Labs & Testing Services — 1.1%
Teladoc, Inc.†#	33,030	1,681,227

Medical Products — 2.5%
Globus Medical, Inc., Class A†	39,790	2,210,335
Penumbra, Inc.†#	11,120	1,789,208

		3,999,543

Medical - Biomedical/Gene — 12.6%
Amicus Therapeutics, Inc.†#	132,907	2,246,128
Audentes Therapeutics, Inc.†	27,420	1,039,218
Bluebird Bio, Inc.†#	10,898	1,951,287
Blueprint Medicines Corp.†	17,212	1,447,185
Celyad SA ADR†#	19,356	580,293
Exact Sciences Corp.†#	45,190	2,690,613
Five Prime Therapeutics, Inc.†	43,232	759,154
Immunomedics, Inc.†#	74,180	1,636,411
Iovance Biotherapeutics, Inc.†#	94,508	1,379,817
Ligand Pharmaceuticals, Inc.†#	9,999	1,922,108
Loxo Oncology, Inc.†#	12,459	2,209,354
Sage Therapeutics, Inc.†#	10,948	1,671,650
Sienna Biopharmaceuticals, Inc.†#	15,850	237,591

		19,770,809

171

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs — 2.3%
Aimmune Therapeutics, Inc.†#	26,830	$887,805
Apellis Pharmaceuticals, Inc.†#	29,300	598,013
Madrigal Pharmaceuticals, Inc.†#	8,030	2,132,848

		3,618,666

Medical - HMO — 1.0%
WellCare Health Plans, Inc.†	6,739	1,493,834

Networking Products — 1.5%
LogMeIn, Inc.	21,790	2,351,141

Oil Companies - Exploration & Production — 0.6%
RSP Permian, Inc.†	21,300	931,662

Oil - Field Services — 0.8%
Newpark Resources, Inc.†	111,800	1,213,030

Patient Monitoring Equipment — 2.4%
Insulet Corp.†	21,040	1,973,342
Masimo Corp.†	18,950	1,876,997

		3,850,339

Power Converter/Supply Equipment — 0.6%
Advanced Energy Industries, Inc.†	13,690	897,106

Recreational Centers — 1.7%
Planet Fitness, Inc., Class A†	65,880	2,610,824

Retail - Apparel/Shoe — 0.7%
Burlington Stores, Inc.†	7,871	1,151,134

Retail - Automobile — 0.9%
Lithia Motors, Inc., Class A#	15,139	1,479,837

Retail - Building Products — 1.4%
At Home Group, Inc.†	27,070	936,893
Beacon Roofing Supply, Inc.†	31,860	1,334,934

		2,271,827

Retail - Discount — 0.9%
Ollie’s Bargain Outlet Holdings, Inc.†	19,769	1,397,668

Retail - Restaurants — 2.8%
Dine Brands Global, Inc.#	24,010	1,523,434
Wendy’s Co.	121,180	1,952,210
Wingstop, Inc.	17,650	893,267

		4,368,911

Rubber/Plastic Products — 0.7%
Proto Labs, Inc.†	9,610	1,158,966

Schools — 1.5%
Grand Canyon Education, Inc.†#	21,064	2,340,210

Semiconductor Components - Integrated Circuits — 0.8%
Cypress Semiconductor Corp.#	75,600	1,244,376

Semiconductor Equipment — 1.5%
MKS Instruments, Inc.	20,400	2,288,880

Steel - Specialty — 1.5%
Allegheny Technologies, Inc.†#	83,800	2,389,976

Therapeutics — 1.5%
GW Pharmaceuticals PLC ADR†#	12,220	1,967,298
Vital Therapies, Inc.†#	86,914	443,261

		2,410,559

Transport - Truck — 1.5%
Saia, Inc.†	29,021	2,391,330

Web Hosting/Design — 2.3%
Q2 Holdings, Inc.†#	21,770	1,244,156
Wix.com, Ltd.†	27,120	2,358,084

		3,602,240

Total Long-Term Investment Securities
(cost $114,974,638)		152,897,414

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Registered Investment Companies — 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2) (cost $6,199,310)	6,199,310	$6,199,310

REPURCHASE AGREEMENTS — 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $4,192,033 collateralized by $4,470,000 of United States Treasury Notes, bearing interest at 2.25% due 08/15/2027 and having an approximate value of $4,279,569 (cost $4,192,000)	4,192,000	4,192,000

TOTAL INVESTMENTS
(cost $125,365,948)(3)	103.9%	163,288,724
Liabilities in excess of other assets	(3.9)	(6,118,899)

NET ASSETS	100.0%	$157,169,825

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2018, the Fund had loaned securities with a total value of $33,479,960. This was secured by collateral of $6,199,310, which was received in cash and subsequently invested in short-term investments currently valued at $6,199,310 as reported in the Portfolio of Investments. Additional collateral of $27,391,881 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$3,841,952
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	1,555,728
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	1,022,930
United States Treasury Bills	0.00%	07/05/2018 to 11/08/2018	345,672
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 08/15/2047	20,625,599

(2)	The rate shown is the 7-day yield as of May 31, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

172

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$152,897,414	$—	$—	$152,897,414
Short-Term Investment Securities	6,199,310	—	—	6,199,310
Repurchase Agreements	—	4,192,000	—	4,192,000

Total Investments at Value	$159,096,724	$4,192,000	$—	$163,288,724

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

173

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Banks — Commercial	10.6%
Registered Investment Companies	4.6
Real Estate Investment Trusts	4.3
Enterprise Software/Service	3.3
Distribution/Wholesale	2.4
Medical — Biomedical/Gene	2.4
Chemicals — Specialty	2.1
Retail — Restaurants	2.0
Medical — HMO	1.8
Oil Companies — Exploration & Production	1.8
Medical — Drugs	1.8
Insurance — Property/Casualty	1.7
Medical Products	1.7
Electric — Integrated	1.7
Commercial Services	1.6
Miscellaneous Manufacturing	1.6
Recreational Vehicles	1.5
Repurchase Agreements	1.5
E-Commerce/Services	1.5
Machinery — General Industrial	1.5
Applications Software	1.4
Garden Products	1.4
Transport — Truck	1.3
Food — Wholesale/Distribution	1.3
Semiconductor Equipment	1.2
Physical Therapy/Rehabilitation Centers	1.2
Oil — Field Services	1.2
Web Hosting/Design	1.1
Drug Delivery Systems	1.0
Savings & Loans/Thrifts	1.0
Real Estate Management/Services	1.0
Medical Information Systems	1.0
Metal Processors & Fabrication	1.0
Computer Software	0.9
Disposable Medical Products	0.9
Multimedia	0.9
Building & Construction Products — Misc.	0.9
Food — Misc./Diversified	0.9
Finance — Investment Banker/Broker	0.9
Gas — Distribution	0.8
Oil & Gas Drilling	0.8
Identification Systems	0.8
Educational Software	0.8
Theaters	0.7
Computer Aided Design	0.7
Apparel Manufacturers	0.7
Chemicals — Diversified	0.6
Aerospace/Defense	0.6
Non-Hazardous Waste Disposal	0.6
Commercial Services — Finance	0.6
Golf	0.6
Electronic Components — Semiconductors	0.6
Auto/Truck Parts & Equipment — Original	0.6
Finance — Consumer Loans	0.5
Consumer Products — Misc.	0.5
Machine Tools & Related Products	0.5
Retail — Apparel/Shoe	0.5
Power Converter/Supply Equipment	0.5
Investment Management/Advisor Services	0.5
Building Products — Doors & Windows	0.5
Health Care Cost Containment	0.5
Medical Instruments	0.5
Hazardous Waste Disposal	0.4
Internet Application Software	0.4
Electronic Measurement Instruments	0.4
Auto/Truck Parts & Equipment — Replacement	0.4
Electric Products — Misc.	0.4
Diversified Manufacturing Operations	0.4
Office Furnishings — Original	0.4

Medical — Wholesale Drug Distribution	0.4%
Therapeutics	0.4
Containers — Metal/Glass	0.3
Machinery — Electrical	0.3
Security Services	0.3
Rubber/Plastic Products	0.3
Finance — Other Services	0.3
Steel Pipe & Tube	0.3
Oil Field Machinery & Equipment	0.3
Hotels/Motels	0.3
Consulting Services	0.3
Water Treatment Systems	0.3
Medical — Hospitals	0.3
Retail — Discount	0.3
Building — Residential/Commercial	0.3
Auto Repair Centers	0.3
E-Commerce/Products	0.3
Computers — Other	0.3
Cable/Satellite TV	0.2
Aerospace/Defense — Equipment	0.2
Energy — Alternate Sources	0.2
Schools	0.2
Water	0.2
Gold Mining	0.2
Storage/Warehousing	0.2
Retail — Misc./Diversified	0.2
Transport — Services	0.2
Diversified Operations/Commercial Services	0.2
Brewery	0.2
Home Furnishings	0.2
Finance — Mortgage Loan/Banker	0.2
Telecom Services	0.2
Internet Security	0.2
Retail — Home Furnishings	0.2
Engines — Internal Combustion	0.2
Casino Hotels	0.2
Electronic Components — Misc.	0.2
Entertainment Software	0.2
Diagnostic Kits	0.2
Real Estate Operations & Development	0.2
Computers — Integrated Systems	0.1
Telecom Equipment — Fiber Optics	0.1
Insurance — Reinsurance	0.1
Human Resources	0.1
Machinery — Pumps	0.1
Computer Services	0.1
Building — Heavy Construction	0.1
Computer Graphics	0.1
Recreational Centers	0.1
Patient Monitoring Equipment	0.1
Finance — Leasing Companies	0.1
Time Deposits	0.1
Building Products — Air & Heating	0.1
Cosmetics & Toiletries	0.1
Investment Companies	0.1
Data Processing/Management	0.1
Financial Guarantee Insurance	0.1
Semiconductor Components — Integrated Circuits	0.1
Banks — Super Regional	0.1
Seismic Data Collection	0.1
Environmental Monitoring & Detection	0.1
Transport — Equipment & Leasing	0.1
Chemicals — Plastics	0.1
Food — Confectionery	0.1
Footwear & Related Apparel	0.1
Telecommunication Equipment	0.1
Retail — Arts & Crafts	0.1
Insurance Brokers	0.1
Metal — Diversified	0.1

174

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Superconductor Product & Systems	0.1%
Airlines	0.1
Retail — Building Products	0.1
Agricultural Operations	0.1
Specified Purpose Acquisitions	0.1
Retail — Vision Service Center	0.1
Internet Telephone	0.1
Pollution Control	0.1
Food — Retail	0.1
Publishing — Newspapers	0.1
Medical — Nursing Homes	0.1
Industrial Audio & Video Products	0.1
Steel — Producers	0.1
Rental Auto/Equipment	0.1
Machinery — Farming	0.1
Finance — Auto Loans	0.1
Wireless Equipment	0.1
Computers — Periphery Equipment	0.1
Female Health Care Products	0.1
Communications Software	0.1
Auto — Heavy Duty Trucks	0.1
Non-Ferrous Metals	0.1
Instruments — Scientific	0.1
Oil Refining & Marketing	0.1
Vitamins & Nutrition Products	0.1
Industrial Automated/Robotic	0.1
Internet Connectivity Services	0.1
Transport — Rail	0.1
Food — Canned	0.1

104.5%

*	Calculated as a percentage of net assets

175

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Advanced Materials — 0.0%
Core Molding Technologies, Inc.	7,500	$108,150

Advertising Agencies — 0.0%
Telaria, Inc.†	20,000	81,800

Aerospace/Defense — 0.6%
Air Industries Group†#	25,800	43,860
Cubic Corp.	9,000	625,950
Teledyne Technologies, Inc.†	6,400	1,289,344

		1,959,154

Aerospace/Defense - Equipment — 0.2%
Aerojet Rocketdyne Holdings, Inc.†	13,149	380,532
CPI Aerostructures, Inc.†	8,000	81,600
Moog, Inc., Class A	3,800	309,814

		771,946

Agricultural Operations — 0.1%
Alico, Inc.	2,860	89,804
Cadiz, Inc.†#	14,400	186,480

		276,284

Airlines — 0.1%
Hawaiian Holdings, Inc.	7,500	277,500

Apparel Manufacturers — 0.7%
Carter’s, Inc.	17,678	1,927,079
Cherokee, Inc.†	6,400	4,992
Delta Apparel, Inc.†	5,500	103,620
Lakeland Industries, Inc.†	10,000	143,000

		2,178,691

Applications Software — 1.4%
Brightcove, Inc.†	9,000	92,250
BSQUARE Corp.†	15,000	49,500
Descartes Systems Group, Inc.†	24,200	721,160
Five9, Inc.†	19,871	693,299
PDF Solutions, Inc.†#	14,640	185,050
Tableau Software, Inc., Class A†	27,581	2,726,933
Telenav, Inc.†	28,000	149,800

		4,617,992

Athletic Equipment — 0.0%
Clarus Corp.†	16,400	120,540

Audio/Video Products — 0.0%
VOXX International Corp.†	5,000	28,000

Auto Repair Centers — 0.3%
Monro, Inc.#	14,925	837,292

Auto - Heavy Duty Trucks — 0.1%
REV Group, Inc.	8,994	152,538

Auto/Truck Parts & Equipment - Original — 0.6%
Allison Transmission Holdings, Inc.	26,393	1,090,295
Gentherm, Inc.†	15,170	537,018
SORL Auto Parts, Inc.†#	15,300	69,768
Strattec Security Corp.	1,500	56,550

		1,753,631

Auto/Truck Parts & Equipment - Replacement — 0.4%
Douglas Dynamics, Inc.	27,665	1,273,973

Banks - Commercial — 10.6%
1st Constitution Bancorp	6,400	137,600
Ameris Bancorp	3,400	189,380
AmeriServ Financial, Inc.	22,000	93,500
Anchor Bancorp, Inc.†	3,000	76,500
Associated Banc-Corp.	67,369	1,859,384

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Atlantic Capital Bancshares, Inc.†	11,892	$249,732
Bank of Commerce Holdings	7,640	90,916
BankUnited, Inc.	71,051	2,996,221
Blue Hills Bancorp, Inc.	12,107	246,983
Bridge Bancorp, Inc.	9,900	365,805
C&F Financial Corp.	3,000	181,200
Cadence BanCorp	19,814	578,767
Capstar Financial Holdings, Inc.†#	7,500	151,875
Chemung Financial Corp.	5,500	288,750
Citizens Holding Co.	4,500	101,250
Codorus Valley Bancorp, Inc.	3,307	99,210
Columbia Banking System, Inc.	6,869	292,070
Commerce Bancshares, Inc.	24,311	1,570,004
FB Financial Corp.	11,109	454,580
First Bancorp, Inc.	7,165	207,642
First Bancshares, Inc.	1,500	51,525
First Bank	10,000	136,000
First Financial Bancorp	43,962	1,382,605
First Hawaiian, Inc.	60,518	1,771,967
First Horizon National Corp.	112,910	2,093,351
First Interstate BancSystem, Inc., Class A	18,100	790,065
First Northwest Bancorp†	6,500	106,015
Glacier Bancorp, Inc.#	17,347	676,360
Great Western Bancorp, Inc.	39,846	1,736,887
Guaranty Bancorp	9,800	330,260
Hawthorn Bancshares, Inc.	3,000	65,100
Heritage Commerce Corp.	21,779	371,550
Heritage Financial Corp.	10,300	331,145
Home BancShares, Inc.	26,500	610,030
Hope Bancorp, Inc.	14,300	257,257
IBERIABANK Corp.	24,430	1,951,957
Live Oak Bancshares, Inc.	10,767	318,165
MBT Financial Corp.	15,300	162,180
MidSouth Bancorp, Inc.	9,800	136,220
National Commerce Corp.†	2,700	124,335
Northrim BanCorp, Inc.	7,100	281,870
Ohio Valley Banc Corp.	4,000	196,000
Origin Bancorp, Inc.†#	2,532	98,343
Penns Woods Bancorp, Inc.	3,200	147,680
Peoples Bancorp of North Carolina, Inc.	6,050	192,209
Pinnacle Financial Partners, Inc.	8,758	587,224
Premier Financial Bancorp, Inc.	4,714	105,594
Prosperity Bancshares, Inc.	6,800	492,524
SB One Bancorp	6,000	181,500
Seacoast Banking Corp. of Florida†	20,924	652,410
Shore Bancshares, Inc.	8,000	151,040
Simmons First National Corp., Class A	8,900	284,800
South State Corp.	4,536	406,085
Sterling Bancorp, Inc.	12,836	174,826
Texas Capital Bancshares, Inc.†	3,950	380,583
Towne Bank	11,900	376,635
United Security Bancshares	23,355	249,899
Unity Bancorp, Inc.	8,000	185,200
Univest Corp. of Pennsylvania	10,171	295,976
Webster Financial Corp.	7,515	481,711
Western Alliance Bancorp†	43,463	2,619,080
Western New England Bancorp, Inc.	8,000	86,800
Wintrust Financial Corp.	20,830	1,918,651

		34,180,983

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	4,637	348,934

Brewery — 0.2%
Boston Beer Co., Inc., Class A†#	2,700	685,395

176

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction Products - Misc. — 0.9%
Aspen Aerogels, Inc.†	28,200	$141,564
Gibraltar Industries, Inc.†	12,755	505,736
Quanex Building Products Corp.	10,784	181,171
Simpson Manufacturing Co., Inc.	4,600	291,226
USG Corp.†	42,432	1,760,079

		2,879,776

Building Products - Air & Heating — 0.1%
Lennox International, Inc.	1,900	386,289

Building Products - Cement — 0.0%
Martin Marietta Materials, Inc.#	600	133,722

Building Products - Doors & Windows — 0.5%
JELD-WEN Holding, Inc.†	41,104	1,125,016
PGT Innovations , Inc.†	17,690	366,183

		1,491,199

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	22,000	121,000

Building - Heavy Construction — 0.1%
Goldfield Corp.†	31,500	137,025
Layne Christensen Co.†#	10,000	152,400
Orion Group Holdings, Inc.†	16,100	124,936

		414,361

Building - Residential/Commercial — 0.3%
New Home Co., Inc.†	10,500	105,945
PICO Holdings, Inc.	10,000	110,500
TRI Pointe Group, Inc.†#	36,117	623,379

		839,824

Cable/Satellite TV — 0.2%
Cable One, Inc.#	1,197	777,140

Casino Hotels — 0.2%
Monarch Casino & Resort, Inc.†	13,156	585,968

Casino Services — 0.0%
Gaming Partners International Corp.	8,967	76,220

Cellular Telecom — 0.0%
NII Holdings, Inc.†#	50,000	114,500

Chemicals - Diversified — 0.6%
Orion Engineered Carbons SA	11,859	340,353
Quaker Chemical Corp.	11,162	1,706,112

		2,046,465

Chemicals - Plastics — 0.1%
PolyOne Corp.	7,800	326,976

Chemicals - Specialty — 2.1%
CSW Industrials, Inc.†	3,500	170,100
GCP Applied Technologies, Inc.†	71,887	2,275,224
KMG Chemicals, Inc.	3,402	227,424
Minerals Technologies, Inc.	5,600	408,800
Oil-Dri Corp. of America	4,900	190,659
PQ Group Holdings, Inc.†	96,270	1,580,753
Univar, Inc.†	4,923	134,250
Valvoline, Inc.#	87,645	1,791,464

		6,778,674

Commercial Services — 1.6%
Acacia Research Corp.†	40,000	154,000
Collectors Universe, Inc.	7,200	107,280
CoreLogic, Inc.†	27,016	1,416,449
Emerald Expositions Events, Inc.#	20,438	417,957
Healthcare Services Group, Inc.#	6,900	249,435

Security Description	Shares	Value (Note 2)

Commercial Services (continued)
HMS Holdings Corp.†	22,200	$480,186
Intersections, Inc.†#	12,500	28,250
Performant Financial Corp.†	50,000	111,000
Reis, Inc.	7,000	151,200
ServiceMaster Global Holdings, Inc.†	25,697	1,468,327
ServiceSource International, Inc.†	40,000	167,600
Team, Inc.†#	11,900	252,875

		5,004,559

Commercial Services - Finance — 0.6%
Cardtronics PLC, Class A†	1,096	28,124
Euronet Worldwide, Inc.†	1,000	83,810
Evo Payments, Inc., Class A†	1,700	36,516
Liberty Tax, Inc.#	9,000	94,500
Morningstar, Inc.	12,134	1,456,201
PRGX Global, Inc.†	26,500	255,725

		1,954,876

Communications Software — 0.1%
Seachange International, Inc.†	54,500	152,600

Computer Aided Design — 0.7%
Aspen Technology, Inc.†	23,627	2,203,454

Computer Graphics — 0.1%
CyberArk Software, Ltd.†	6,690	407,087

Computer Services — 0.1%
Computer Task Group, Inc.†	19,600	142,688
Conduent, Inc.†	11,300	217,525
StarTek, Inc.†	10,000	67,900

		428,113

Computer Software — 0.9%
Cision, Ltd.†#	115,649	1,704,666
Computer Modelling Group, Ltd.	17,000	125,212
SS&C Technologies Holdings, Inc.	21,700	1,104,747
Zuora, Inc., Class A†	688	15,260

		2,949,885

Computers - Integrated Systems — 0.1%
Agilysys, Inc.†	13,000	184,860
Cray, Inc.†	8,700	216,630
Echelon Corp.†	11,200	48,272

		449,762

Computers - Memory Devices — 0.0%
Quantum Corp.†	600	1,812

Computers - Other — 0.3%
Lumentum Holdings, Inc.†#	13,300	781,375

Computers - Periphery Equipment — 0.1%
Key Tronic Corp.†	9,633	81,014
TransAct Technologies, Inc.	7,500	81,375

		162,389

Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	18,100	816,129
Information Services Group, Inc.†#	27,400	110,422

		926,551

Consumer Products - Misc. — 0.5%
Acme United Corp.	4,570	103,282
CSS Industries, Inc.	4,500	72,675
Spectrum Brands Holdings, Inc.#	18,632	1,484,784

		1,660,741

177

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	24,359	$1,055,719

Containers - Paper/Plastic — 0.0%
Multi-Color Corp.	1,241	86,125

Cosmetics & Toiletries — 0.1%
CCA Industries, Inc.†	3,421	10,263
Edgewell Personal Care Co.†#	8,400	367,248

		377,511

Data Processing/Management — 0.1%
Amber Road, Inc.†	9,700	87,688
DocuSign, Inc.†#	4,190	208,704
Innodata, Inc.†	52,600	65,750

		362,142

Diagnostic Kits — 0.2%
Quidel Corp.†	7,900	495,330

Direct Marketing — 0.0%
EVINE Live, Inc.†	90,000	106,200

Disposable Medical Products — 0.9%
ICU Medical, Inc.†	7,948	2,313,265
STERIS PLC	6,300	654,192

		2,967,457

Distribution/Wholesale — 2.4%
BlueLinx Holdings, Inc.†	8,000	324,400
Core-Mark Holding Co., Inc.	6,097	119,014
Educational Development Corp.	8,000	180,800
Houston Wire & Cable Co.†	14,739	121,597
KAR Auction Services, Inc.	39,764	2,098,346
Pool Corp.	28,595	4,086,797
SiteOne Landscape Supply, Inc.†#	10,300	779,195
Watsco, Inc.#	400	73,608

		7,783,757

Diversified Manufacturing Operations — 0.4%
AZZ, Inc.	10,100	436,825
Barnes Group, Inc.	7,700	457,534
LSB Industries, Inc.†#	17,500	88,725
Synalloy Corp.	14,400	270,720

		1,253,804

Diversified Minerals — 0.0%
Smart Sand, Inc.†#	15,000	91,800

Diversified Operations/Commercial Services — 0.2%
Colliers International Group, Inc.	4,800	346,080
Rentokil Initial PLC	66,219	301,669
Volt Information Sciences, Inc.†	14,393	43,179

		690,928

Drug Delivery Systems — 1.0%
Catalent, Inc.†	84,835	3,330,622

E-Commerce/Products — 0.3%
CafePress, Inc.†	11,400	16,416
Chegg, Inc.†#	26,680	746,240
US Auto Parts Network, Inc.†	20,000	34,200

		796,856

E-Commerce/Services — 1.4%
A Place For Rover, Inc.†(1)(2)(3)	513	3,476
Cargurus, Inc.†#	15,891	526,946
GrubHub, Inc.†#	31,496	3,376,686
Leaf Group, Ltd.†	25,000	245,000
Quotient Technology, Inc.†	13,390	179,426

Security Description	Shares	Value (Note 2)

E-Commerce/Services (continued)
SurveyMonkey, Inc.†(1)(2)(3)	5,062	$52,493
Zillow Group, Inc., Class A†	800	46,592
Zillow Group, Inc., Class C†#	1,200	69,996

		4,500,615

E-Marketing/Info — 0.0%
Marin Software, Inc.†	13,571	79,390

Educational Software — 0.8%
2U, Inc.†#	4,444	421,291
Instructure, Inc.†#	42,046	1,807,978
Rosetta Stone, Inc.†	14,000	227,080

		2,456,349

Electric Products - Misc. — 0.4%
Graham Corp.	5,800	147,958
Littelfuse, Inc.	500	108,525
Novanta, Inc.†	15,389	997,977

		1,254,460

Electric - Distribution — 0.0%
Genie Energy, Ltd., Class B	12,500	69,750

Electric - Integrated — 1.7%
NorthWestern Corp.	37,954	2,067,734
PNM Resources, Inc.	17,500	699,125
Portland General Electric Co.	56,204	2,397,663
SCANA Corp.	6,400	232,320

		5,396,842

Electronic Components - Misc. — 0.2%
Bel Fuse, Inc., Class B	6,000	115,800
CTS Corp.	8,900	289,250
Sparton Corp.†	5,900	109,445
Sypris Solutions, Inc.†	7,000	11,830

		526,325

Electronic Components - Semiconductors — 0.6%
DSP Group, Inc.†	11,500	147,200
EMCORE Corp.†	9,200	46,920
GSI Technology, Inc.†	19,800	150,876
Impinj, Inc.†#	11,000	196,900
Inphi Corp.†#	11,400	385,092
Lattice Semiconductor Corp.†	37,916	218,017
MACOM Technology Solutions Holdings, Inc.†#	11,800	266,090
Monolithic Power Systems, Inc.	847	111,643
Pixelworks, Inc.†	22,000	91,300
Richardson Electronics, Ltd.	15,000	146,100

		1,760,138

Electronic Measurement Instruments — 0.4%
CyberOptics Corp.†#	6,700	114,905
ESCO Technologies, Inc.	11,878	666,356
National Instruments Corp.	12,297	511,801

		1,293,062

Electronics - Military — 0.0%
Arotech Corp.†	34,800	132,240

Energy - Alternate Sources — 0.2%
Aemetis, Inc.†	17,800	28,302
Amyris, Inc.†#	35,887	185,536
Clean Energy Fuels Corp.†	85,000	268,600
NextEra Energy Partners LP	6,300	283,248

		765,686

Engines - Internal Combustion — 0.2%
Gates Industrial Corp. PLC†	42,150	626,349

178

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service — 3.3%
Blackbaud, Inc.	19,014	$1,853,295
Coupa Software, Inc.†#	8,600	459,068
Guidewire Software, Inc.†#	27,731	2,574,546
Manhattan Associates, Inc.†	32,814	1,428,065
MicroStrategy, Inc., Class A†	7,545	977,606
Paycom Software, Inc.†#	500	52,735
SailPoint Technologies Holding, Inc.†	33,400	871,406
Tyler Technologies, Inc.†	9,665	2,238,607

		10,455,328

Entertainment Software — 0.2%
Zynga, Inc., Class A†	113,500	499,400

Environmental Consulting & Engineering — 0.0%
Ecology and Environment, Inc., Class A	6,000	77,700

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	3,600	334,800

Female Health Care Products — 0.1%
Juniper Pharmaceuticals, Inc.†	17,700	153,105

Finance - Auto Loans — 0.1%
Consumer Portfolio Services, Inc.†	24,500	96,040
Santander Consumer USA Holdings, Inc.	4,800	85,968

		182,008

Finance - Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	5,100	93,534

Finance - Consumer Loans — 0.5%
Asta Funding, Inc.	13,200	48,180
Encore Capital Group, Inc.†#	7,500	295,875
PRA Group, Inc.†#	18,200	702,520
Regional Management Corp.†	8,200	292,658
SLM Corp.†	32,108	366,994

		1,706,227

Finance - Investment Banker/Broker — 0.9%
JMP Group LLC	16,300	83,456
Lazard, Ltd., Class A	25,331	1,303,027
Moelis & Co., Class A	22,252	1,318,431

		2,704,914

Finance - Leasing Companies — 0.1%
California First National Bancorp(3)	11,000	171,600
Marlin Business Services Corp.	7,500	220,125

		391,725

Finance - Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†#	5,142	546,543
PennyMac Financial Services, Inc., Class A†	6,000	120,600

		667,143

Finance - Other Services — 0.3%
CBOE Global Markets, Inc.	8,882	866,528
DLP Payments Holdings, Ltd.†(1)(2)(3)	132	150,795

		1,017,323

Financial Guarantee Insurance — 0.1%
Radian Group, Inc.	22,700	360,930

Food - Canned — 0.1%
Seneca Foods Corp., Class A†	5,000	135,500

Food - Confectionery — 0.1%
Simply Good Foods Co.†#	22,090	292,693

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.†	6,700	34,170

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 0.9%
Cal-Maine Foods, Inc.†	18,751	$900,986
Lancaster Colony Corp.	1,000	126,100
Pinnacle Foods, Inc.	9,600	613,824
Post Holdings, Inc.†#	8,000	614,960
TreeHouse Foods, Inc.†	10,400	498,264

		2,754,134

Food - Wholesale/Distribution — 1.3%
AMCON Distributing Co.(3)	500	42,900
Performance Food Group Co.†	110,850	3,962,887

		4,005,787

Footwear & Related Apparel — 0.1%
Rocky Brands, Inc.	10,711	302,050

Gambling (Non-Hotel) — 0.0%
Dover Downs Gaming & Entertainment, Inc.†	43,334	71,068

Garden Products — 1.4%
Toro Co.	75,618	4,385,844

Gas - Distribution — 0.8%
Chesapeake Utilities Corp.	5,600	447,160
ONE Gas, Inc.	14,500	1,088,225
South Jersey Industries, Inc.#	15,617	517,235
Southwest Gas Holdings, Inc.	8,500	643,450

		2,696,070

Gold Mining — 0.2%
Franco-Nevada Corp.	2,500	176,288
Gold Resource Corp.	37,100	231,504
Northern Star Resources, Ltd.	26,436	124,890
Osisko Gold Royalties, Ltd.	18,000	184,220

		716,902

Golf — 0.6%
Acushnet Holdings Corp.#	74,350	1,777,708

Hazardous Waste Disposal — 0.4%
Heritage-Crystal Clean, Inc.†	5,700	115,710
US Ecology, Inc.	21,049	1,275,569

		1,391,279

Health Care Cost Containment — 0.5%
HealthEquity, Inc.†#	20,003	1,486,423

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	30,000	105,000
Retractable Technologies, Inc.†#	30,000	26,100

		131,100

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†#	14,500	668,885

Hotels/Motels — 0.3%
Hilton Grand Vacations, Inc.†	16,690	663,594
ILG, Inc.	7,700	263,648

		927,242

Housewares — 0.0%
Lifetime Brands, Inc.	8,000	87,200

Human Resources — 0.1%
Ceridian HCM Holding, Inc.†	598	20,643
Cross Country Healthcare, Inc.†	14,191	172,988
Edgewater Technology, Inc.†	14,600	78,986
Paylocity Holding Corp.†	1,000	59,750
RCM Technologies, Inc.	20,000	105,200

		437,567

179

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Identification Systems — 0.8%
Brady Corp., Class A	64,763	$2,525,757

Import/Export — 0.0%
Castle Brands, Inc.†#	40,000	50,800

Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†(3)	14,000	74,552
Iteris, Inc.†#	26,210	134,457

		209,009

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	3,000	143,850

Instruments - Controls — 0.0%
Frequency Electronics, Inc.†	10,000	80,800

Instruments - Scientific — 0.1%
Fluidigm Corp.†#	27,000	150,390

Insurance Brokers — 0.1%
eHealth, Inc.†	10,000	213,100
Goosehead Insurance, Inc., Class A†	4,384	70,802

		283,902

Insurance - Life/Health — 0.0%
Health Insurance Innovations, Inc., Class A†#	3,500	111,650

Insurance - Multi-line — 0.0%
Assurant, Inc.	900	84,015

Insurance - Property/Casualty — 1.7%
Federated National Holding Co.	7,600	172,976
First Acceptance Corp.†	2,558	2,763
Hallmark Financial Services, Inc.†	13,000	128,180
Hanover Insurance Group, Inc.	5,900	715,316
Kinsale Capital Group, Inc.#	17,487	926,112
ProAssurance Corp.	32,668	1,254,451
RLI Corp.	13,080	859,094
Safety Insurance Group, Inc.	3,358	288,788
Selective Insurance Group, Inc.	14,400	818,640
State Auto Financial Corp.	8,350	259,017

		5,425,337

Insurance - Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	5,350	304,148
Essent Group, Ltd.†	4,200	144,060

		448,208

Internet Application Software — 0.4%
Okta, Inc.†#	9,900	556,479
Tucows, Inc., Class A†#	2,466	154,495
Zendesk, Inc.†	10,800	603,612

		1,314,586

Internet Connectivity Services — 0.1%
PC-Tel, Inc.	21,200	140,980

Internet Security — 0.2%
iPass, Inc.†#	49,900	22,106
Proofpoint, Inc.†	5,200	607,828

		629,934

Internet Telephone — 0.1%
RingCentral, Inc., Class A†	3,266	247,400

Investment Companies — 0.1%
B. Riley Financial, Inc.#	3,858	81,790
KCAP Financial, Inc.	16,700	53,106
Medallion Financial Corp.†#	17,100	84,816
Triangle Capital Corp.	12,783	144,831

		364,543

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services — 0.5%
Eaton Vance Corp.	24,346	$1,309,815
Manning & Napier, Inc.	8,400	26,040
Silvercrest Asset Management Group, Inc., Class A	10,000	159,000

		1,494,855

Leisure Products — 0.0%
Escalade, Inc.	5,200	74,880

Machine Tools & Related Products — 0.5%
L.S. Starrett Co., Class A	8,000	53,600
Lincoln Electric Holdings, Inc.	17,227	1,543,539

		1,597,139

Machinery - Electrical — 0.3%
BWX Technologies, Inc.	15,473	1,032,668

Machinery - Farming — 0.1%
Alamo Group, Inc.	2,023	186,541

Machinery - General Industrial — 1.5%
Altra Industrial Motion Corp.	30,621	1,266,178
Applied Industrial Technologies, Inc.	23,279	1,623,710
Chart Industries, Inc.†	18,300	1,179,069
Gencor Industries, Inc.†	8,650	135,373
Intevac, Inc.†	6,100	28,670
Twin Disc, Inc.†	5,000	138,600
Welbilt, Inc.†	11,700	227,799
Xerium Technologies, Inc.†	15,586	115,025

		4,714,424

Machinery - Pumps — 0.1%
Graco, Inc.	9,600	435,840

Medical Imaging Systems — 0.0%
Digirad Corp.	25,000	41,250

Medical Information Systems — 1.0%
Cotiviti Holdings, Inc.†	40,576	1,384,047
Medidata Solutions, Inc.†#	23,309	1,798,523

		3,182,570

Medical Instruments — 0.5%
Bovie Medical Corp.†#	25,000	98,000
Bruker Corp.	14,890	450,720
Halyard Health, Inc.†	12,400	680,760
Navidea Biopharmaceuticals, Inc.†	85,500	18,981
TransEnterix, Inc.†#	50,000	177,500

		1,425,961

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,100	46,200
IRIDEX Corp.†	8,100	57,510

		103,710

Medical Products — 1.7%
AtriCure, Inc.†	5,700	135,147
Electromed, Inc.†(3)	13,900	64,774
InfuSystem Holdings, Inc.†	25,000	81,250
InVivo Therapeutics Holdings Corp.†#	972	6,308
K2M Group Holdings, Inc.†#	31,196	739,033
Micron Solutions, Inc.†	6,425	23,580
NanoString Technologies, Inc.†	20,000	257,800
OrthoPediatrics Corp.†#	6,500	136,890
Sientra, Inc.†#	21,000	379,260
T2 Biosystems, Inc.†#	25,000	185,250
West Pharmaceutical Services, Inc.	31,580	2,936,940
Wright Medical Group NV†#	19,193	479,058

		5,425,290

180

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene — 2.4%
Abeona Therapeutics, Inc.†#	3,300	$58,410
Acceleron Pharma, Inc.†#	5,400	191,916
Allena Pharmaceuticals, Inc.†#	13,000	186,420
Alpine Immune Sciences, Inc.†	3,750	33,975
Amicus Therapeutics, Inc.†#	3,201	54,097
Aptevo Therapeutics, Inc.†	10,100	56,156
Aratana Therapeutics, Inc.†	3,000	15,300
Argenx SE ADR†	1,784	170,372
ArQule, Inc.†#	55,000	266,750
Arsanis, Inc.†#	5,000	86,100
Asterias Biotherapeutics, Inc.†#	9,454	14,181
Audentes Therapeutics, Inc.†	1,800	68,220
AVEO Pharmaceuticals, Inc.†#	66,464	146,886
BeiGene, Ltd. ADR†	305	61,037
Blueprint Medicines Corp.†	4,229	355,574
Corvus Pharmaceuticals, Inc.†#	3,722	51,103
CytomX Therapeutics, Inc.†	5,000	128,350
Eiger BioPharmaceuticals, Inc.†#	20,000	285,000
Endocyte, Inc.†	25,000	341,750
Exelixis, Inc.†	8,200	169,986
Five Prime Therapeutics, Inc.†	1,624	28,518
GlycoMimetics, Inc.†#	4,328	77,341
Harvard Bioscience, Inc.†	45,000	198,000
Infinity Pharmaceuticals, Inc.†#	100,000	203,000
Insmed, Inc.†#	17,392	484,541
Loxo Oncology, Inc.†#	1,400	248,262
MacroGenics, Inc.†#	2,343	53,256
Mustang Bio, Inc.†	12,500	92,750
OvaScience, Inc.†#	50,000	45,555
Ovid therapeutics, Inc.†#	14,000	110,460
Pacific Biosciences of California, Inc.†#	50,000	126,500
Palatin Technologies, Inc.†	100,000	111,000
Pfenex, Inc.†	14,000	72,100
Protalix BioTherapeutics, Inc.†	22,016	10,695
Radius Health, Inc.†#	14,200	404,700
Sage Therapeutics, Inc.†#	7,471	1,140,747
Scholar Rock Holding Corp.†#	924	16,161
Seattle Genetics, Inc.†#	4,200	254,058
Spark Therapeutics, Inc.†#	3,520	280,861
Ultragenyx Pharmaceutical, Inc.†#	400	29,280
Veracyte, Inc.†#	19,300	147,645
Verastem, Inc.†	63,300	353,847
VolitionRX, Ltd.†#	29,400	69,678
WaVe Life Sciences, Ltd.†#	5,344	248,763
XOMA Corp.†	6,500	139,425

		7,688,726

Medical - Drugs — 1.8%
AcelRx Pharmaceuticals, Inc.†#	32,100	109,140
Aeglea BioTherapeutics, Inc.†	25,000	267,000
Aimmune Therapeutics, Inc.†#	6,575	217,567
Alimera Sciences, Inc.†#	115,025	90,180
Alkermes PLC†#	4,833	228,117
Ascendis Pharma A/S ADR†	4,233	304,861
BioSpecifics Technologies Corp.†	3,300	142,758
Chiasma, Inc.†	45,000	67,500
Chimerix, Inc.†	30,800	140,756
Conatus Pharmaceuticals, Inc.†#	19,500	83,850
Cumberland Pharmaceuticals, Inc.†	27,800	164,298
Dicerna Pharmaceuticals, Inc.†#	8,300	118,150
Gemphire Therapeutics, Inc.†#	14,000	86,800
Global Blood Therapeutics, Inc.†#	4,530	218,119
Ironwood Pharmaceuticals, Inc.†#	20,600	382,748
Kadmon Holdings, Inc.†#	37,000	133,570
Melinta Therapeutics, Inc.†#	8,000	52,400

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Minerva Neurosciences, Inc.†	20,300	$178,640
MyoKardia, Inc.†#	3,253	154,843
Neos Therapeutics, Inc.†#	15,000	101,250
Pacira Pharmaceuticals, Inc.†#	7,900	270,575
Pain Therapeutics, Inc.†#	8,157	80,999
Pernix Therapeutics Holdings, Inc.†#	2,900	6,728
Prestige Brands Holdings, Inc.†	41,826	1,398,243
scPharmaceuticals, Inc.†	11,500	114,310
Spero Therapeutics, Inc.†#	6,200	65,968
TESARO, Inc.†#	3,379	154,657
TherapeuticsMD, Inc.†#	60,771	359,157
VIVUS, Inc.†#	75,000	56,625

		5,749,809

Medical - Generic Drugs — 0.0%
Teligent, Inc.†#	25,000	69,750

Medical - HMO — 1.8%
Centene Corp.†	7,200	843,552
Magellan Health, Inc.†	10,312	943,032
Molina Healthcare, Inc.†#	25,812	2,192,213
WellCare Health Plans, Inc.†	8,231	1,824,566

		5,803,363

Medical - Hospitals — 0.3%
Acadia Healthcare Co., Inc.†#	13,953	560,771
LifePoint Health, Inc.†	4,300	227,255
Quorum Health Corp.†	20,500	84,050

		872,076

Medical - Nursing Homes — 0.1%
Genesis Healthcare, Inc.†#	100,000	210,000

Medical - Wholesale Drug Distribution — 0.4%
Premier, Inc., Class A†#	36,079	1,176,897

Metal Processors & Fabrication — 1.0%
Haynes International, Inc.	9,000	383,220
RBC Bearings, Inc.†#	20,180	2,536,828
Sun Hydraulics Corp.	4,277	212,823

		3,132,871

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	5,500	127,215

Metal - Aluminum — 0.0%
Constellium NV, Class A†	10,700	130,005

Metal - Diversified — 0.1%
Luxfer Holdings PLC	14,900	282,951

Miscellaneous Manufacturing — 1.6%
AptarGroup, Inc.	43,933	4,055,895
John Bean Technologies Corp.	10,717	946,311

		5,002,206

Multimedia — 0.9%
E.W. Scripps Co., Class A	105,604	1,318,994
FactSet Research Systems, Inc.#	7,976	1,603,256

		2,922,250

Networking Products — 0.0%
Black Box Corp.	45,000	108,000

Non-Ferrous Metals — 0.1%
Uranium Energy Corp.†	100,500	150,750

Non-Hazardous Waste Disposal — 0.6%
Advanced Disposal Services, Inc.†	48,670	1,137,905
Waste Connections, Inc.	10,650	818,772

		1,956,677

181

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Furnishings - Original — 0.4%
Herman Miller, Inc.	38,058	$1,246,399

Oil & Gas Drilling — 0.8%
Parker Drilling Co.†	46,000	20,240
Patterson-UTI Energy, Inc.	128,812	2,663,832

		2,684,072

Oil Companies - Exploration & Production — 1.8%
Advantage Oil & Gas, Ltd.†	23,891	71,308
Approach Resources, Inc.†#	77,300	232,673
Centennial Resource Development, Inc., Class A†#	13,748	241,965
Comstock Resources, Inc.†#	34,000	391,000
Contango Oil & Gas Co.†	21,600	97,200
Crew Energy, Inc.†	60,201	111,896
Diamondback Energy, Inc.	3,900	470,964
Earthstone Energy, Inc., Class A†	9,400	83,096
Evolution Petroleum Corp.	23,100	219,450
Jagged Peak Energy, Inc.†#	17,800	214,490
Jones Energy, Inc., Class A†#	42,311	22,412
Kosmos Energy, Ltd.†#	7,864	61,103
Lonestar Resources US, Inc., Class A†	30,000	211,200
Matador Resources Co.†	10,390	291,647
Panhandle Oil and Gas, Inc., Class A	5,000	104,250
PetroQuest Energy, Inc.†#	50,250	11,558
SRC Energy, Inc.†	196,257	2,539,566
VAALCO Energy, Inc.†	30,000	66,900
Venture Global LNG, Inc. Series B †(1)(2)(3)	4	20,260
Venture Global LNG, Inc. Series C †(1)(2)(3)	59	298,835
Yuma Energy, Inc.†#	25,270	10,118

		5,771,891

Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†	4,400	211,420
Gulf Island Fabrication, Inc.	8,400	88,200
Mitcham Industries, Inc.†	22,400	89,824
Natural Gas Services Group, Inc.†	7,400	170,570
Superior Drilling Products, Inc.†	56,000	115,651
Thermon Group Holdings, Inc.†	13,800	318,228

		993,893

Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	3,314	146,379

Oil - Field Services — 1.2%
Core Laboratories NV#	22,126	2,747,607
Era Group, Inc.†	15,000	193,950
Independence Contract Drilling, Inc.†	31,100	132,486
Key Energy Services, Inc.†	11,000	186,230
NCS Multistage Holdings, Inc.†#	1,943	29,572
Nuverra Environmental Solutions, Inc.†	6,300	85,365
PHI, Inc.†	14,000	159,600
Pioneer Energy Services Corp.†	48,900	268,950

		3,803,760

Paper & Related Products — 0.0%
Orchids Paper Products Co.†#	5,500	21,890

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†#	30,000	397,200

Pharmacy Services — 0.0%
BioScrip, Inc.†#	35,000	92,750

Physical Therapy/Rehabilitation Centers — 1.2%
AAC Holdings, Inc.†#	18,000	193,680
Encompass Health Corp.	49,791	3,223,967
U.S. Physical Therapy, Inc.	5,110	477,019

		3,894,666

Security Description	Shares	Value (Note 2)

Pollution Control — 0.1%
Advanced Emissions Solutions, Inc.#	14,000	$155,260
Fuel Tech, Inc.†	75,000	86,250

		241,510

Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	30,230	1,514,221

Publishing - Newspapers — 0.1%
Lee Enterprises, Inc.†#	84,700	215,985

Quarrying — 0.0%
Compass Minerals International, Inc.#	1,100	71,940

Radio — 0.0%
Saga Communications, Inc., Class A	123	4,766
Salem Media Group, Inc.	10,000	38,000
Townsquare Media, Inc., Class A	11,000	68,530

		111,296

Real Estate Investment Trusts — 4.3%
Acadia Realty Trust	6,600	169,950
Alexander & Baldwin, Inc.	14,576	310,615
American Campus Communities, Inc.	12,400	497,240
CubeSmart	33,100	1,009,550
EastGroup Properties, Inc.	32,482	3,028,297
Equity Commonwealth†	13,400	416,874
First Industrial Realty Trust, Inc.	3,700	121,841
National Retail Properties, Inc.	64,905	2,689,014
Outfront Media, Inc.	77,741	1,542,381
Paramount Group, Inc.	32,827	493,061
PS Business Parks, Inc.	6,856	840,271
Regency Centers Corp.	4,135	240,161
Retail Opportunity Investments Corp.#	19,400	351,528
RLJ Lodging Trust	87,734	2,052,976
Urban Edge Properties	8,000	174,960

		13,938,719

Real Estate Management/Services — 1.0%
FirstService Corp.	9,400	661,666
HFF, Inc., Class A	35,125	1,184,415
RE/MAX Holdings, Inc., Class A	4,179	217,726
Realogy Holdings Corp.#	50,048	1,190,642

		3,254,449

Real Estate Operations & Development — 0.2%
Consolidated-Tomoka Land Co.	3,100	186,217
Maui Land & Pineapple Co., Inc.†	10,000	121,000
Stratus Properties, Inc.†	3,000	93,900
Trinity Place Holdings, Inc.†	10,000	69,800

		470,917

Recreational Centers — 0.1%
Town Sports International Holdings, Inc.†	35,000	399,000

Recreational Vehicles — 1.5%
Brunswick Corp.	43,452	2,763,547
LCI Industries	18,483	1,620,959
Malibu Boats, Inc., Class A†	11,013	472,238

		4,856,744

Rental Auto/Equipment — 0.1%
Aaron’s, Inc.	5,100	202,878

Resort/Theme Parks — 0.0%
Peak Resorts, Inc.	23,600	118,000

Retail - Apparel/Shoe — 0.5%
Burlington Stores, Inc.†	5,200	760,500
Chico’s FAS, Inc.	38,610	326,640

182

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Apparel/Shoe (continued)
Destination Maternity Corp.†#	7,800	$24,726
Francesca’s Holdings Corp.†	28,500	168,435
New York & Co., Inc.†	33,029	137,401
Tilly’s, Inc., Class A	8,068	111,016

		1,528,718

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†	15,600	286,416

Retail - Automobile — 0.0%
America’s Car-Mart, Inc.†	500	31,200

Retail - Building Products — 0.1%
GMS, Inc.†	9,239	276,708

Retail - Discount — 0.3%
Citi Trends, Inc.	3,500	105,035
Ollie’s Bargain Outlet Holdings, Inc.†	10,666	754,086

		859,121

Retail - Home Furnishings — 0.2%
Kirkland’s, Inc.†	12,200	156,526
RH†#	3,752	366,683
Tuesday Morning Corp.†#	39,900	105,735

		628,944

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†	35,000	268,100
Five Below, Inc.†	3,700	261,627
Gaia, Inc.†#	9,400	178,600

		708,327

Retail - Petroleum Products — 0.0%
TravelCenters of America LLC†	20,000	65,000

Retail - Restaurants — 2.0%
Chuy’s Holdings, Inc.†	9,170	270,056
Denny’s Corp.†	43,000	655,750
Dunkin’ Brands Group, Inc.#	11,800	755,554
Famous Dave’s of America, Inc.†#	8,250	56,512
Fiesta Restaurant Group, Inc.†	12,719	316,067
J Alexander’s Holdings, Inc.†	13,000	156,000
Jack in the Box, Inc.	1,900	153,273
Jamba, Inc.†#	13,420	133,529
Kona Grill, Inc.†#	7,700	21,945
Luby’s, Inc.†	25,000	67,250
Papa John’s International, Inc.	32,066	1,646,589
Potbelly Corp.†	10,000	133,000
Red Robin Gourmet Burgers, Inc.†#	8,339	419,869
Sonic Corp.#	24,107	585,318
Wingstop, Inc.	14,500	733,845
Zoe’s Kitchen, Inc.†#	31,207	283,360

		6,387,917

Retail - Sporting Goods — 0.0%
Zumiez, Inc.†#	4,300	104,275

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	8,000	64,000

Retail - Vision Service Center — 0.1%
JAND, Inc. (dba Warby Parker)†(1)(2)(3)	4,462	68,318
National Vision Holdings, Inc.†	2,611	95,040

		163,358

Rubber/Plastic Products — 0.3%
Proto Labs, Inc.†	8,460	1,020,276

Savings & Loans/Thrifts — 1.0%
Beneficial Bancorp, Inc.	21,065	344,413
Capitol Federal Financial, Inc.	25,240	331,654

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts (continued)
Entegra Financial Corp.†	6,000	$171,000
ESSA Bancorp, Inc.	9,000	142,920
First Financial Northwest, Inc.	10,000	173,800
Investors Bancorp, Inc.	25,200	336,168
Lake Shore Bancorp, Inc.	10,000	173,000
Malvern Bancorp, Inc.†	3,800	100,320
Meridian Bancorp, Inc.	19,372	378,722
Pacific Premier Bancorp, Inc.†	8,100	334,530
Provident Financial Holdings, Inc.	6,714	123,202
SI Financial Group, Inc.	8,500	127,925
Southern Missouri Bancorp, Inc.	5,000	182,800
Territorial Bancorp, Inc.	4,500	137,610
WSFS Financial Corp.	4,400	230,340

		3,288,404

Schools — 0.2%
American Public Education, Inc.†	5,872	250,147
Bridgepoint Education, Inc.†	14,500	99,905
Bright Horizons Family Solutions, Inc.†	2,516	254,619
Lincoln Educational Services Corp.†	20,000	36,600
Universal Technical Institute, Inc.†	37,000	115,810

		757,081

Security Services — 0.3%
Brink’s Co.	12,965	1,027,476

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	34,927	247,983
Geospace Technologies Corp.†	8,900	98,701

		346,684

Semiconductor Components - Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	10,700	355,668

Semiconductor Equipment — 1.2%
Cabot Microelectronics Corp.	29,358	3,322,445
Entegris, Inc.	11,500	403,650
MKS Instruments, Inc.	1,900	213,180

		3,939,275

Specified Purpose Acquisitions — 0.1%
J2 Acquisition, Ltd.†*	27,696	256,188

Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc., Class A	33,800	402,558
Valmont Industries, Inc.	4,048	591,615

		994,173

Steel - Producers — 0.1%
Friedman Industries, Inc.	10,000	61,800
Shiloh Industries, Inc.†	13,600	141,168

		202,968

Storage/Warehousing — 0.2%
WillscotCorp.†#	58,270	710,894

Superconductor Product & Systems — 0.1%
American Superconductor Corp.†#	40,000	278,400

Telecom Equipment - Fiber Optics — 0.1%
Clearfield, Inc.†	10,000	108,000
Finisar Corp.†#	11,295	183,092
KVH Industries, Inc.†	14,357	158,645

		449,737

Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	1	11
GTT Communications, Inc.†#	5,424	254,928
Hawaiian Telcom Holdco, Inc.†	5,900	155,111

183

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecom Services (continued)
Ooma, Inc.†	6,500	$77,025
Spok Holdings, Inc.	9,800	150,920

		637,995

Telecommunication Equipment — 0.1%
Aware, Inc.†	14,500	56,550
Communications Systems, Inc.	30,000	121,500
Wireless Telecom Group, Inc.†	53,200	121,828

		299,878

Telephone - Integrated — 0.0%
Alaska Communications Systems Group, Inc.†	77,000	127,820

Textile - Apparel — 0.0%
Tandy Leather Factory, Inc.†	15,000	110,250

Textile - Products — 0.0%
Dixie Group, Inc.†	10,000	24,000

Theaters — 0.7%
Cinemark Holdings, Inc.	67,475	2,278,631

Therapeutics — 0.4%
Actinium Pharmaceuticals, Inc.†	32,100	12,355
Agios Pharmaceuticals, Inc.†	2,333	218,136
Aquinox Pharmaceuticals, Inc.†#	3,947	56,600
Calithera Biosciences, Inc.†	16,600	85,490
Histogenics Corp.†	50,000	115,500
Sarepta Therapeutics, Inc.†#	500	46,925
Vital Therapies, Inc.†#	22,800	116,280
Xencor, Inc.†	8,933	357,409
Zafgen, Inc.†	15,000	106,050

		1,114,745

Transport - Equipment & Leasing — 0.1%
General Finance Corp.†	10,034	107,866
Willis Lease Finance Corp.†	7,000	223,230

		331,096

Transport - Marine — 0.0%
Overseas Shipholding Group, Inc., Class A†	35,000	127,400

Transport - Rail — 0.1%
Genesee & Wyoming, Inc., Class A†	1,800	140,598

Transport - Services — 0.2%
Matson, Inc.	15,800	540,992
Radiant Logistics, Inc.†	37,800	153,090

		694,082

Transport - Truck — 1.3%
Knight-Swift Transportation Holdings, Inc.	36,736	1,494,421
Landstar System, Inc.	18,987	2,153,126
P.A.M. Transportation Services, Inc.†	1,357	55,094
Patriot Transportation Holding, Inc.†	5,000	93,750
Schneider National, Inc., Class B#	8,888	262,018
XPO Logistics, Inc.†#	1	105

		4,058,514

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	14,000	143,920

Water — 0.2%
California Water Service Group	11,600	466,900
Global Water Resources, Inc.	14,500	132,530
Middlesex Water Co.	2,786	123,810

		723,240

Water Treatment Systems — 0.3%
Evoqua Water Technologies Corp.†#	47,870	923,412

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Hosting/Design — 1.1%
Q2 Holdings, Inc.†#	50,166	$2,866,987
Wix.com, Ltd.†	6,428	558,914

		3,425,901

Web Portals/ISP — 0.0%
Synacor, Inc.†#	44,000	83,600

Wireless Equipment — 0.1%
ID Systems, Inc.†	12,000	68,640
TESSCO Technologies, Inc.	5,900	106,790

		175,430

Total Common Stocks
(cost $258,400,614)		314,823,451

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Computer Software — 0.0%
Checkr, Inc. †(1)(2)(3)	2,998	40,926

E-Commerce/Services — 0.1%
Farmers Business Network, Inc.†(1)(2)(3)	8,287	153,012
Vroom, Inc. Series F†(1)(2)(3)	5,863	100,009

		253,021

Enterprise Software/Service — 0.0%
Plex Systems, Inc., Series B†(1)(2)(3)	50,422	107,399

Food - Retail — 0.1%
Roofoods, Ltd. Series F†(1)(2)(3)	618	218,507

Gas - Distribution — 0.0%
South Jersey Industries, Inc.†	2,633	145,341

Internet Content - Information/News — 0.0%
A Place For Rover, Inc. Series G†(1)(2)(3)	7,335	55,221

Retail - Vision Service Center — 0.0%
JAND, Inc. (dba Warby Parker)†(1)(2)(3)	5,505	84,288

Total Convertible Preferred Securities
(cost $901,530)		904,703

WARRANTS†— 0.0%
Food - Confectionery — 0.0%
Simply Good Foods Co. Expires 07/07/2022 (strike price $11.50)	4,766	17,158

Specified Purpose Acquisitions — 0.0%
J2 Acquisition, Ltd. Expires 10/10/2020 (strike price $11.50)	27,696	12,463

Total Warrants
(cost $9,854)		29,621

Total Long-Term Investment Securities
(cost $259,311,998)		315,757,775

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Registered Investment Companies — 4.6%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67%(5)	688,636	688,636
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(4)(5)	13,969,862	13,969,862
T. Rowe Price Government Reserve Fund 1.78%(5)	116,970	116,970

Total Registered Investment Companies
(cost $14,775,468)		14,775,468

184

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/2018 (cost $390,000)	$390,000	$390,000

Total Short-Term Investment Securities
(cost $15,165,468)		15,165,468

REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $2,399,904 collateralized by $2,555,000 of United States Treasury Bonds, bearing interest at 2.75% due 11/15/2042 and having an approximate value of $2,477,882	2,399,884	2,399,884
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $2,432,134 collateralized by $2,190,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $2,482,139	2,432,116	2,432,116

Total Repurchase Agreements
(cost $4,832,000)		4,832,000

TOTAL INVESTMENTS
(cost $279,309,466)(6)	104.5%	335,755,243
Liabilities in excess of other assets	(4.5)	(14,519,034)

NET ASSETS	100.0%	$321,236,209

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $256,188 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
A Place for Rover, Inc.	05/25/2018	513	$3,476	$3,476	$6.78	0.00%
DLP Payments Holdings, Ltd.	07/10/2017	132	124,794	150,795	1142.39	0.05
JAND, Inc. (dba Warby Parker)	03/09/2018	4,462	70,129	68,318	15.31	0.02
SurveyMonkey, Inc.	11/25/2014	5,062	83,270	52,493	10.37	0.02
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	20,260	5,065	0.01
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	298,835	5,065	0.09

Convertible Preferred Securities
A Place For Rover, Inc., Series G	05/11/2018	7,335	55,221	55,221	7.53	0.02
Checkr, Inc.	04/10/2018	2,998	40,926	40,926	13.65	0.01
Farmers Business Network, Inc.	11/03/2017	8,287	153,012	153,012	18.46	0.05
JAND, Inc. (dba Warby Parker)	03/09/2018	5,505	86,522	84,288	15.31	0.03
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	107,399	2.13	0.03
Roofoods, Ltd., Series F	09/12/2017	618	218,506	218,507	353.57	0.07
Vroom, Inc., Series F	06/30/2017	5,863	100,009	100,009	17.06	0.03

				$1,353,539		0.43%

(3)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $1,707,365 representing 0.5% of net assets.
(4)

At May 31, 2018, the Fund had loaned securities with a total value of $52,627,995. This was secured by collateral of $13,969,862, which was received in cash and subsequently invested in short-term investments currently valued at $13,969,862 as reported in the Portfolio of Investments. Additional collateral of $40,480,412 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$3,482,745
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	1,410,274
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	927,290
United States Treasury Bills	0.00%	06/14/2018 to 11/08/2018	3,958,829
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	30,701,274

(5)	The rate shown is the 7-day yield as of May 31, 2018.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

185

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$4,444,646	$—		$55,969	$4,500,615
Finance - Other Services	866,528	—		150,795	1,017,323
Oil Companies - Exploration & Production	5,452,796	—		319,095	5,771,891
Retail - Vision Service Center	163,358	—		68,318	231,676
Other Industries	302,875,387	426,559	**	—	303,301,946
Convertible Preferred Securities	145,341	—		759,362	904,703
Warrants	29,621	—		—	29,621
Short-Term Investment Securities:
Registered Investment Companies	14,775,468	—		—	14,775,468
Time Deposits	—	390,000		—	390,000
Repurchase Agreements	—	4,832,000		—	4,832,000

Total Investments at Value	$328,753,145	$5,648,559		$1,353,539	$335,755,243

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

186

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Banks — Commercial	9.2%
Real Estate Investment Trusts	6.4
Registered Investment Companies	4.8
Medical — Biomedical/Gene	4.8
Repurchase Agreements	4.4
Medical — Drugs	2.0
Medical Products	1.9
Savings & Loans/Thrifts	1.7
Oil Companies — Exploration & Production	1.4
Retail — Restaurants	1.4
Enterprise Software/Service	1.4
Electric — Integrated	1.3
Computer Services	1.3
Electronic Components — Semiconductors	1.1
Insurance — Property/Casualty	1.1
Chemicals — Specialty	1.1
E-Commerce/Services	1.1
Gas — Distribution	1.1
Oil — Field Services	1.0
Semiconductor Equipment	1.0
Medical Instruments	1.0
Building & Construction Products — Misc.	0.9
Human Resources	0.9
Drug Delivery Systems	0.9
Retail — Apparel/Shoe	0.9
Applications Software	0.9
Electronic Components — Misc.	0.9
Aerospace/Defense — Equipment	0.8
Finance — Investment Banker/Broker	0.8
Diversified Manufacturing Operations	0.7
Building — Residential/Commercial	0.7
Transport — Truck	0.7
Auto/Truck Parts & Equipment — Original	0.7
Computer Software	0.7
Therapeutics	0.6
Data Processing/Management	0.6
Schools	0.6
Distribution/Wholesale	0.6
Insurance — Life/Health	0.6
Commercial Services	0.6
Metal Processors & Fabrication	0.5
Machinery — General Industrial	0.5
Investment Management/Advisor Services	0.5
Food — Misc./Diversified	0.5
Computers — Integrated Systems	0.5
Footwear & Related Apparel	0.5
U.S. Government Treasuries	0.5
Building & Construction — Misc.	0.5
Medical — Outpatient/Home Medical	0.5
Building — Heavy Construction	0.5
Medical Information Systems	0.5
Semiconductor Components — Integrated Circuits	0.5
Food — Wholesale/Distribution	0.4
Rental Auto/Equipment	0.4
Telecom Equipment — Fiber Optics	0.4
Internet Telephone	0.4
Patient Monitoring Equipment	0.4
Commercial Services — Finance	0.4
Transport — Marine	0.4
Wireless Equipment	0.4
Power Converter/Supply Equipment	0.4
Financial Guarantee Insurance	0.4
Finance — Mortgage Loan/Banker	0.4
Printing — Commercial	0.4
Television	0.4
Medical — HMO	0.4
Racetracks	0.4
Steel — Producers	0.4
Insurance — Multi-line	0.3

Internet Security	0.3%
E-Commerce/Products	0.3
Finance — Consumer Loans	0.3
Office Furnishings — Original	0.3
Physical Therapy/Rehabilitation Centers	0.3
Consulting Services	0.3
Electric Products — Misc.	0.3
Water	0.3
Internet Application Software	0.3
Retail — Automobile	0.3
Chemicals — Diversified	0.3
Disposable Medical Products	0.3
Oil & Gas Drilling	0.3
Electronic Measurement Instruments	0.3
Instruments — Controls	0.3
Engineering/R&D Services	0.3
Coal	0.3
Computer Aided Design	0.3
Energy — Alternate Sources	0.3
Airlines	0.3
Retail — Misc./Diversified	0.3
Rubber/Plastic Products	0.3
Retail — Building Products	0.3
Building Products — Doors & Windows	0.3
Medical Labs & Testing Services	0.3
Aerospace/Defense	0.3
Telecom Services	0.3
Consumer Products — Misc.	0.3
Computers — Other	0.3
Miscellaneous Manufacturing	0.3
Insurance — Reinsurance	0.3
Electronic Parts Distribution	0.3
Oil Refining & Marketing	0.3
Computers	0.3
Educational Software	0.3
Hotels/Motels	0.2
Retail — Discount	0.2
Medical — Hospitals	0.2
Casino Hotels	0.2
Wire & Cable Products	0.2
Diagnostic Equipment	0.2
Casino Services	0.2
Oil Field Machinery & Equipment	0.2
Internet Content — Information/News	0.2
Firearms & Ammunition	0.2
Networking Products	0.2
Chemicals — Plastics	0.2
Real Estate Management/Services	0.2
Computer Data Security	0.2
Retail — Pawn Shops	0.2
Diagnostic Kits	0.2
Veterinary Diagnostics	0.2
Gambling (Non-Hotel)	0.2
Steel Pipe & Tube	0.2
Building Products — Light Fixtures	0.2
Publishing — Newspapers	0.2
Security Services	0.2
Paper & Related Products	0.2
Retail — Home Furnishings	0.2
Machine Tools & Related Products	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Apparel Manufacturers	0.2
Non-Hazardous Waste Disposal	0.2
Transport — Equipment & Leasing	0.2
Health Care Cost Containment	0.2
Telecommunication Equipment	0.2
Recreational Vehicles	0.2
Containers — Paper/Plastic	0.2
Web Hosting/Design	0.2

187

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Medical — Generic Drugs	0.2%
Building Products — Wood	0.2
Transport — Services	0.2
Independent Power Producers	0.2
Resorts/Theme Parks	0.2
Machinery — Pumps	0.2
Diversified Minerals	0.2
Tobacco	0.2
Steel — Specialty	0.2
Recreational Centers	0.1
Medical — Nursing Homes	0.1
Batteries/Battery Systems	0.1
Lasers — System/Components	0.1
Transactional Software	0.1
Internet Connectivity Services	0.1
Real Estate Operations & Development	0.1
Environmental Monitoring & Detection	0.1
Environmental Consulting & Engineering	0.1
Precious Metals	0.1
Golf	0.1
Building — Mobile Home/Manufactured Housing	0.1
Telephone — Integrated	0.1
Machinery — Electrical	0.1
Transport — Air Freight	0.1
Satellite Telecom	0.1
Linen Supply & Related Items	0.1
Metal — Aluminum	0.1
Finance — Other Services	0.1
Storage/Warehousing	0.1
Auto — Heavy Duty Trucks	0.1
Metal — Iron	0.1
Private Equity	0.1
Banks — Super Regional	0.1
Finance — Credit Card	0.1
Metal Products — Distribution	0.1
Home Furnishings	0.1
Pipelines	0.1
Brewery	0.1
Quarrying	0.1
Computers — Memory Devices	0.1
Beverages — Non-alcoholic	0.1
Building Products — Cement	0.1
Funeral Services & Related Items	0.1
Multimedia	0.1
Auction Houses/Art Dealers	0.1
Circuit Boards	0.1
Publishing — Periodicals	0.1
Agricultural Operations	0.1
Publishing — Books	0.1
Poultry	0.1
Food — Retail	0.1
Machinery — Construction & Mining	0.1
Web Portals/ISP	0.1
Machinery — Farming	0.1
Containers — Metal/Glass	0.1
Identification Systems	0.1
Computers — Periphery Equipment	0.1
Auto Repair Centers	0.1
Appliances	0.1
Banks — Fiduciary	0.1
E-Marketing/Info	0.1
B2B/E-Commerce	0.1
Vitamins & Nutrition Products	0.1
Hazardous Waste Disposal	0.1
X-Ray Equipment	0.1
Building — Maintenance & Services	0.1
Food — Confectionery	0.1
Water Treatment Systems	0.1
Motion Pictures & Services	0.1

Athletic Equipment	0.1%
Banks — Mortgage	0.1
Cosmetics & Toiletries	0.1
Diversified Operations	0.1
Theaters	0.1
Medical Imaging Systems	0.1
Metal Products — Fasteners	0.1
Pharmacy Services	0.1
Retail — Pet Food & Supplies	0.1
Bicycle Manufacturing	0.1
Office Supplies & Forms	0.1
Broadcast Services/Program	0.1
Rubber — Tires	0.1
Retail — Sporting Goods	0.1
Non-Ferrous Metals	0.1
Finance — Commercial	0.1
Finance — Leasing Companies	0.1
Building Products — Air & Heating	0.1
Diversified Financial Services	0.1
Optical Supplies	0.1
Retail — Office Supplies	0.1
Radio	0.1
Auto — Truck Trailers	0.1
Beverages — Wine/Spirits	0.1
Retail — Vision Service Center	0.1
Retail — Regional Department Stores	0.1

105.0%

*	Calculated as a percentage of net assets

188

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.3%
Advanced Materials — 0.0%
Core Molding Technologies, Inc.	4,071	$58,704

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	31,589	131,094

Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	20,424	88,844
Yext, Inc.†#	13,186	202,933

		291,777

Aerospace/Defense — 0.3%
AeroVironment, Inc.†	11,644	673,722
Cubic Corp.	14,001	973,769
Esterline Technologies Corp.†	14,522	1,059,380
Kratos Defense & Security Solutions, Inc.†#	47,477	531,268
National Presto Industries, Inc.#	2,750	310,475

		3,548,614

Aerospace/Defense - Equipment — 0.8%
AAR Corp.	18,054	806,833
Aerojet Rocketdyne Holdings, Inc.†	38,350	1,109,849
Astronics Corp.†	11,592	408,039
Curtiss-Wright Corp.	24,521	3,120,297
Ducommun, Inc.†	5,837	197,057
Kaman Corp.	15,322	1,084,338
KLX, Inc.†	27,951	2,063,623
Moog, Inc., Class A	17,676	1,441,124
Triumph Group, Inc.#	27,081	574,117

		10,805,277

Agricultural Biotech — 0.0%
Calyxt, Inc.†#	2,645	49,911

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	53,204	238,354

Agricultural Operations — 0.1%
Alico, Inc.#	1,723	54,102
Andersons, Inc.	14,963	483,305
Cadiz, Inc.†#	11,870	153,717
Limoneira Co.	6,702	162,322
Tejon Ranch Co.†	10,229	251,633

		1,105,079

Airlines — 0.3%
Allegiant Travel Co.#	7,022	1,062,780
Hawaiian Holdings, Inc.	28,125	1,040,625
SkyWest, Inc.	28,142	1,604,094

		3,707,499

Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	16,189	1,410,224
Delta Apparel, Inc.†	3,659	68,936
Oxford Industries, Inc.	9,134	753,738
Sequential Brands Group, Inc.†#	22,036	45,394
Superior Uniform Group, Inc.	4,727	111,793

		2,390,085

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	1,584	44,400
iRobot Corp.†#	14,918	931,032

		975,432

Applications Software — 0.9%
Appfolio, Inc., Class A†	5,226	309,379
Brightcove, Inc.†	19,066	195,427
Ebix, Inc.#	13,330	994,418
Five9, Inc.†	29,543	1,030,755

Security Description	Shares	Value (Note 2)

Applications Software (continued)
HubSpot, Inc.†#	19,331	$2,342,917
Immersion Corp.†#	16,145	244,920
MINDBODY, Inc., Class A†#	23,802	937,799
New Relic, Inc.†	16,956	1,722,560
Park City Group, Inc.†#	7,337	53,927
PDF Solutions, Inc.†#	15,476	195,617
Progress Software Corp.	25,481	965,220
RealPage, Inc.†	32,547	1,912,136
Telenav, Inc.†	15,940	85,279
Upland Software, Inc.†	4,505	161,189

		11,151,543

Athletic Equipment — 0.1%
Clarus Corp.†	11,392	83,731
Nautilus, Inc.†	16,751	250,428
Vista Outdoor, Inc.†	31,715	537,252

		871,411

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	21,129	1,158,292

Audio/Video Products — 0.0%
Daktronics, Inc.	19,686	157,685
Universal Electronics, Inc.†#	7,834	232,278
VOXX International Corp.†	11,120	62,272

		452,235

Auto Repair Centers — 0.1%
Monro, Inc.#	17,596	987,136

Auto - Heavy Duty Trucks — 0.1%
Blue Bird Corp.†#	6,507	122,006
Navistar International Corp.†	27,581	1,032,633
REV Group, Inc.#	16,904	286,692

		1,441,331

Auto - Truck Trailers — 0.1%
Wabash National Corp.	32,388	648,084

Auto/Truck Parts & Equipment - Original — 0.7%
American Axle & Manufacturing Holdings, Inc.†	54,762	866,335
Cooper-Standard Holding, Inc.†	9,551	1,186,234
Dana, Inc.	80,661	1,798,740
Gentherm, Inc.†	20,318	719,257
Horizon Global Corp.†#	13,792	91,717
Meritor, Inc.†	46,455	963,941
Miller Industries, Inc.	6,110	162,832
Modine Manufacturing Co.†	27,409	493,362
Spartan Motors, Inc.	18,947	293,678
Superior Industries International, Inc.	13,659	239,033
Tenneco, Inc.	28,259	1,248,483
Titan International, Inc.	27,622	320,691
Tower International, Inc.	10,957	322,136

		8,706,439

Auto/Truck Parts & Equipment - Replacement — 0.2%
Commercial Vehicle Group, Inc.†	13,955	110,663
Dorman Products, Inc.†	14,939	963,864
Douglas Dynamics, Inc.	12,247	563,975
Motorcar Parts of America, Inc.†#	10,567	226,662
Standard Motor Products, Inc.#	11,947	540,602

		2,405,766

B2B/E-Commerce — 0.1%
ePlus, Inc.†	7,174	652,475
TechTarget, Inc.†	10,877	291,939

		944,414

189

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial — 9.2%
1st Source Corp.	8,936	$475,216
Access National Corp.	8,236	235,797
ACNB Corp.	3,824	120,456
Allegiance Bancshares, Inc.†	6,347	276,412
American National Bankshares, Inc.	4,529	179,801
Ameris Bancorp	20,139	1,121,742
Ames National Corp.	4,749	143,657
Arrow Financial Corp.	6,568	245,643
Atlantic Capital Bancshares, Inc.†	11,576	243,096
BancFirst Corp.	9,316	556,631
Bancorp, Inc.†	27,270	308,696
BancorpSouth Bank	47,202	1,581,267
Bank of Commerce Holdings	8,587	102,185
Bank of Marin Bancorp	3,729	288,998
Bank of N.T. Butterfield & Son, Ltd.	29,832	1,424,478
Bankwell Financial Group, Inc.	3,327	103,104
Banner Corp.	18,023	1,080,479
Bar Harbor Bankshares	8,340	251,368
BCB Bancorp, Inc.	6,994	109,106
Blue Hills Bancorp, Inc.	13,213	269,545
Bridge Bancorp, Inc.	10,455	386,312
Bryn Mawr Bank Corp.	10,543	494,994
Byline Bancorp, Inc.†#	9,312	201,325
C&F Financial Corp.	1,812	109,445
Cadence BanCorp	16,106	470,456
Camden National Corp.	8,487	388,026
Capital City Bank Group, Inc.	6,129	138,148
Capstar Financial Holdings, Inc.†#	4,929	99,812
Carolina Financial Corp.	10,496	459,410
Cass Information Systems, Inc.	6,641	412,871
Cathay General Bancorp, Class B	42,274	1,783,540
CBTX, Inc.#	1,546	45,777
CenterState Bank Corp.	33,544	1,031,478
Central Pacific Financial Corp.	16,200	476,928
Central Valley Community Bancorp	5,493	117,880
Century Bancorp, Inc., Class A	1,622	129,598
Chemical Financial Corp.	39,319	2,206,582
Chemung Financial Corp.	1,770	92,925
Citizens & Northern Corp.	6,518	166,665
City Holding Co.	8,412	624,927
Civista Bancshares, Inc.#	5,501	133,289
CNB Financial Corp.	8,188	248,833
CoBiz Financial, Inc.	21,351	476,554
Codorus Valley Bancorp, Inc.	4,731	141,930
Columbia Banking System, Inc.	40,013	1,701,353
Community Bank System, Inc.	27,232	1,630,652
Community Financial Corp.	2,194	80,717
Community Trust Bancorp, Inc.	8,539	435,916
ConnectOne Bancorp, Inc.	16,748	439,635
County Bancorp, Inc.	2,596	71,572
Customers Bancorp, Inc.†	16,010	485,263
CVB Financial Corp.	57,430	1,331,802
DNB Financial Corp.	1,720	62,006
Eagle Bancorp, Inc.†	17,488	1,058,898
Enterprise Bancorp, Inc.	5,244	210,284
Enterprise Financial Services Corp.	12,273	670,106
Equity Bancshares, Inc., Class A†	6,014	239,417
Evans Bancorp, Inc.	2,562	119,261
Farmers & Merchants Bancorp, Inc.	4,916	203,277
Farmers Capital Bank Corp.	4,078	216,338
Farmers National Banc Corp.	14,216	224,613
FB Financial Corp.	7,222	295,524
FCB Financial Holdings, Inc., Class A†	20,333	1,239,296
Fidelity Southern Corp.	12,274	299,731
Financial Institutions, Inc.	8,286	263,909

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Bancorp, Inc./Maine	5,658	$163,969
First Bancorp, Inc./North Carolina	15,595	648,908
First BanCorp./Puerto Rico†	106,542	825,700
First Bancshares, Inc.	5,763	197,959
First Busey Corp.	22,586	725,236
First Business Financial Services, Inc.	4,561	118,039
First Citizens BancShares, Inc., Class A	4,113	1,806,800
First Commonwealth Financial Corp.	53,667	842,035
First Community Bancshares, Inc.	9,212	317,353
First Connecticut Bancorp, Inc.	7,819	200,557
First Financial Bancorp	53,184	1,672,637
First Financial Bankshares, Inc.#	35,180	1,850,468
First Financial Corp.	5,864	255,670
First Foundation, Inc.†	16,520	320,323
First Guaranty Bancshares, Inc.#	2,501	67,552
First Internet Bancorp	4,419	155,991
First Interstate BancSystem, Inc., Class A	14,290	623,758
First Merchants Corp.	22,726	1,033,806
First Mid-Illinois Bancshares, Inc.	5,650	211,649
First Midwest Bancorp, Inc.	56,635	1,487,801
First Northwest Bancorp†	5,469	89,199
First of Long Island Corp.	13,249	337,850
FNB Bancorp	2,990	113,112
Franklin Financial Network, Inc.†	6,605	241,413
Fulton Financial Corp.	95,117	1,659,792
German American Bancorp, Inc.	11,752	423,895
Glacier Bancorp, Inc.	43,413	1,692,673
Great Southern Bancorp, Inc.	6,019	346,093
Great Western Bancorp, Inc.	32,843	1,431,626
Green Bancorp, Inc.	13,499	303,053
Guaranty Bancorp	13,637	459,567
Guaranty Bancshares, Inc.	4,377	142,471
Hancock Holding Co.†	46,757	2,349,539
Hanmi Financial Corp.	17,481	523,556
HarborOne Bancorp, Inc.†	7,319	135,036
Heartland Financial USA, Inc.	13,618	746,947
Heritage Commerce Corp.	20,075	342,480
Heritage Financial Corp.	16,321	524,720
Hilltop Holdings, Inc.	40,659	953,454
Home BancShares, Inc.	87,369	2,011,234
HomeStreet, Inc.†	14,969	401,169
Hope Bancorp, Inc.	71,968	1,294,704
Horizon Bancorp	12,736	399,528
Howard Bancorp, Inc.†	4,882	84,459
IBERIABANK Corp.	28,053	2,241,435
Independent Bank Corp./Massachusetts	15,005	1,175,642
Independent Bank Corp./Michigan	11,266	287,846
International Bancshares Corp.	30,372	1,312,070
Investar Holding Corp.	4,531	123,923
Kearny Financial Corp.	55,946	808,420
Lakeland Bancorp, Inc.	24,888	500,249
Lakeland Financial Corp.	13,398	653,688
LCNB Corp.	4,917	96,127
LegacyTexas Financial Group, Inc.	26,212	1,100,642
Live Oak Bancshares, Inc.	12,924	381,904
Luther Burbank Corp.	7,808	95,648
Macatawa Bank Corp.	14,402	174,120
MB Financial, Inc.	44,941	2,219,636
MBT Financial Corp.	9,886	104,792
Mercantile Bank Corp.	8,935	322,554
Merchants Bancorp	4,026	102,703
Metropolitan Bank Holding Corp.†	1,997	101,967
Middlefield Banc Corp.	1,451	76,830
Midland States Bancorp, Inc.	8,597	278,887
MidSouth Bancorp, Inc.	8,081	112,326

190

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
MidWestOne Financial Group, Inc.	6,189	$206,279
National Bankshares, Inc.#	3,755	180,803
National Commerce Corp.†	6,656	306,509
NBT Bancorp, Inc.	23,668	901,751
Nicolet Bankshares, Inc.†	4,898	278,353
Northeast Bancorp	4,113	89,663
Northrim BanCorp, Inc.	3,758	149,193
Norwood Financial Corp.	3,177	99,186
OFG Bancorp	23,989	338,245
Ohio Valley Banc Corp.	2,263	110,887
Old Line Bancshares, Inc.	6,291	216,285
Old National Bancorp	74,514	1,337,526
Old Point Financial Corp.	2,010	53,627
Old Second Bancorp, Inc.	16,040	239,798
Opus Bank	11,091	328,294
Orrstown Financial Services, Inc.	4,111	106,680
Pacific Mercantile Bancorp†	8,577	84,055
Park National Corp.	7,410	850,816
PCSB Financial Corp.	10,035	205,115
Peapack Gladstone Financial Corp.	9,856	340,032
Penns Woods Bancorp, Inc.#	2,556	117,959
People’s Utah Bancorp	7,738	282,050
Peoples Bancorp of North Carolina, Inc.	2,578	81,903
Peoples Bancorp, Inc.	9,106	341,748
Peoples Financial Services Corp.	3,799	178,629
Preferred Bank	7,466	475,584
Premier Financial Bancorp, Inc.	5,217	116,861
Provident Bancorp, Inc.†	2,435	57,466
QCR Holdings, Inc.	6,722	322,992
RBB Bancorp	4,530	137,667
Reliant Bancorp, Inc.	3,844	98,483
Renasant Corp.	25,122	1,203,846
Republic Bancorp, Inc., Class A	5,341	234,523
Republic First Bancorp, Inc.†	27,016	232,338
S&T Bancorp, Inc.	19,065	861,166
Sandy Spring Bancorp, Inc.	17,913	744,285
Seacoast Banking Corp. of Florida†	23,659	737,688
ServisFirst Bancshares, Inc.#	25,657	1,077,851
Shore Bancshares, Inc.	6,937	130,971
Sierra Bancorp	7,472	211,009
Simmons First National Corp., Class A	45,961	1,470,752
SmartFinancial, Inc.†	3,972	94,573
South State Corp.	20,028	1,793,007
Southern First Bancshares, Inc.†	3,662	173,213
Southern National Bancorp of Virginia, Inc.	11,882	207,579
Southside Bancshares, Inc.	15,361	524,578
State Bank Financial Corp.	20,807	698,075
Sterling Bancorp, Inc.	9,664	131,624
Stock Yards Bancorp, Inc.	12,103	480,489
Summit Financial Group, Inc.	6,059	156,201
Texas Capital Bancshares, Inc.†	27,637	2,662,825
Tompkins Financial Corp.#	8,118	684,104
Towne Bank	35,384	1,119,904
TriCo Bancshares	11,331	441,003
TriState Capital Holdings, Inc.†	12,386	318,320
Triumph Bancorp, Inc.†	9,715	398,801
TrustCo Bank Corp.	51,243	445,814
Trustmark Corp.	37,422	1,203,866
Two River Bancorp#	3,995	71,231
UMB Financial Corp.	25,110	1,934,725
Umpqua Holdings Corp.	122,868	2,892,313
Union Bankshares Corp.	31,041	1,275,785
United Bankshares, Inc.#	55,487	2,022,501
United Community Banks, Inc.	40,578	1,317,162
United Security Bancshares	7,220	77,254

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Unity Bancorp, Inc.	4,277	$99,013
Univest Corp. of Pennsylvania	15,836	460,828
Valley National Bancorp#	143,279	1,821,076
Veritex Holdings, Inc.†	8,972	275,799
Washington Trust Bancorp, Inc.	8,315	507,215
WesBanco, Inc.	23,349	1,087,830
West Bancorporation, Inc.	8,807	219,735
Westamerica Bancorporation#	14,117	807,916
Western New England Bancorp, Inc.	15,336	166,396
Wintrust Financial Corp.	30,770	2,834,225

		118,983,990

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	46,240	786,080
Parke Bancorp, Inc.#	3,534	77,571
Union Bankshares, Inc.	2,160	109,620

		973,271

Banks - Mortgage — 0.1%
Walker & Dunlop, Inc.	15,392	863,799

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	11,041	830,835
National Bank Holdings Corp., Class A	13,799	537,333

		1,368,168

Batteries/Battery Systems — 0.1%
EnerSys	23,363	1,866,937

Beverages - Non-alcoholic — 0.1%
Coca-Cola Bottling Co. Consolidated	2,609	332,413
National Beverage Corp.†#	6,512	613,951
Primo Water Corp.†	14,034	238,297

		1,184,661

Beverages - Wine/Spirits — 0.1%
MGP Ingredients, Inc.#	7,158	633,841

Bicycle Manufacturing — 0.1%
Fox Factory Holding Corp.†	19,430	772,342

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	4,617	1,172,026
Craft Brew Alliance, Inc.†	7,034	138,218

		1,310,244

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†#	8,038	97,662
MSG Networks, Inc., Class A†	33,224	641,223

		738,885

Building & Construction Products - Misc. — 0.9%
American Woodmark Corp.†	7,731	797,066
Armstrong Flooring, Inc.†	12,022	157,488
Builders FirstSource, Inc.†	61,213	1,198,551
Caesarstone, Ltd.#	12,576	196,814
Forterra, Inc.†#	10,350	89,735
Gibraltar Industries, Inc.†	17,610	698,236
Louisiana-Pacific Corp.	80,682	2,354,301
NCI Building Systems, Inc.†	23,709	454,027
Patrick Industries, Inc.†	13,462	815,797
Quanex Building Products Corp.	19,401	325,937
Simpson Manufacturing Co., Inc.	22,862	1,447,393
Summit Materials, Inc., Class A†	61,374	1,744,249
Trex Co., Inc.†	16,385	1,930,645

		12,210,239

191

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction - Misc. — 0.5%
Aegion Corp.†	17,912	$460,338
Comfort Systems USA, Inc.	20,435	957,380
EMCOR Group, Inc.	32,700	2,482,911
Hill International, Inc.†	18,918	104,995
IES Holdings, Inc.†	4,808	84,861
MYR Group, Inc.†	8,861	345,933
TopBuild Corp.†	19,665	1,650,877

		6,087,295

Building Products - Air & Heating — 0.1%
AAON, Inc.	22,974	700,707

Building Products - Cement — 0.1%
Continental Building Products, Inc.†	21,072	637,428
US Concrete, Inc.†#	8,787	535,568

		1,172,996

Building Products - Doors & Windows — 0.3%
Apogee Enterprises, Inc.	15,502	676,662
Griffon Corp.	16,257	369,034
JELD-WEN Holding, Inc.†	37,412	1,023,967
Masonite International Corp.†	15,740	1,040,414
PGT Innovations , Inc.†	26,833	555,443

		3,665,520

Building Products - Light Fixtures — 0.2%
Cree, Inc.†#	54,174	2,525,592
LSI Industries, Inc.	13,648	75,064

		2,600,656

Building Products - Wood — 0.2%
Boise Cascade Co.	21,454	1,023,356
Universal Forest Products, Inc.	33,280	1,224,038

		2,247,394

Building - Heavy Construction — 0.5%
Dycom Industries, Inc.†#	16,731	1,558,660
Granite Construction, Inc.	22,019	1,252,221
Layne Christensen Co.†#	10,009	152,537
MasTec, Inc.†	36,930	1,722,785
Orion Group Holdings, Inc.†	15,240	118,262
Primoris Services Corp.	21,870	570,151
Sterling Construction Co., Inc.†	14,327	182,096
Tutor Perini Corp.†	20,745	410,751

		5,967,463

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	31,014	882,658

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	4,738	983,609
Winnebago Industries, Inc.	17,472	633,360

		1,616,969

Building - Residential/Commercial — 0.7%
AV Homes, Inc.†#	6,752	123,899
Beazer Homes USA, Inc.†	17,344	261,894
Century Communities, Inc.†	11,327	340,943
Green Brick Partners, Inc.†	13,178	155,500
Hovnanian Enterprises, Inc., Class A†#	68,514	121,955
Installed Building Products, Inc.†	11,964	725,617
KB Home	47,147	1,241,852
LGI Homes, Inc.†#	9,588	584,005
M/I Homes, Inc.†	14,681	407,838
MDC Holdings, Inc.	24,915	786,816
Meritage Homes Corp.†	21,353	966,223
New Home Co., Inc.†	6,846	69,076

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial (continued)
PICO Holdings, Inc.	12,322	$136,158
Taylor Morrison Home Corp., Class A†	61,646	1,325,389
TRI Pointe Group, Inc.†	83,203	1,436,084
William Lyon Homes, Class A†	17,774	423,910

		9,107,159

Cable/Satellite TV — 0.0%
Global Eagle Entertainment, Inc.†#	27,994	63,266
WideOpenWest, Inc.†#	15,094	133,582

		196,848

Capacitors — 0.0%
KEMET Corp.†	30,721	613,806

Casino Hotels — 0.2%
Boyd Gaming Corp.	46,085	1,739,709
Caesars Entertainment Corp.†#	75,715	919,937
Century Casinos, Inc.†	14,062	119,386
Monarch Casino & Resort, Inc.†	6,068	270,269

		3,049,301

Casino Services — 0.2%
Eldorado Resorts, Inc.†#	25,963	1,173,528
Scientific Games Corp.†	29,518	1,750,417

		2,923,945

Cellular Telecom — 0.0%
ATN International, Inc.	5,821	313,344

Chemicals - Diversified — 0.3%
Aceto Corp.	16,582	43,776
AdvanSix, Inc.†	16,616	606,650
Codexis, Inc.†#	22,614	339,210
Innophos Holdings, Inc.	10,730	509,997
Innospec, Inc.	13,290	1,019,343
Koppers Holdings, Inc.†	11,442	461,113
Quaker Chemical Corp.	7,206	1,101,437

		4,081,526

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.	27,509	492,686

Chemicals - Other — 0.0%
American Vanguard Corp.	15,923	343,141

Chemicals - Plastics — 0.2%
A. Schulman, Inc.	15,846	693,262
Landec Corp.†	14,898	210,062
PolyOne Corp.	44,629	1,870,848

		2,774,172

Chemicals - Specialty — 1.1%
AgroFresh Solutions, Inc.†	12,217	86,374
Balchem Corp.	17,570	1,694,275
CSW Industrials, Inc.†	8,032	390,355
Ferro Corp.†	46,443	950,224
GCP Applied Technologies, Inc.†	39,773	1,258,815
H.B. Fuller Co.	27,979	1,442,317
Hawkins, Inc.	5,346	167,597
Ingevity Corp.†	23,593	1,796,371
KMG Chemicals, Inc.	7,262	485,465
Kraton Corp.†	16,624	806,597
Minerals Technologies, Inc.	19,498	1,423,354
Oil-Dri Corp. of America	2,781	108,209
OMNOVA Solutions, Inc.†	23,958	244,372
PQ Group Holdings, Inc.†	16,246	266,759
Sensient Technologies Corp.	24,128	1,622,608
Stepan Co.	11,070	804,789

192

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals - Specialty (continued)
Tronox, Ltd., Class A	49,854	$915,818
Valhi, Inc.	14,022	90,161

		14,554,460

Circuit Boards — 0.1%
Park Electrochemical Corp.	10,678	220,714
TTM Technologies, Inc.†	51,240	923,857

		1,144,571

Coal — 0.3%
Arch Coal, Inc., Class A#	10,656	875,497
Cloud Peak Energy, Inc.†	41,006	148,442
Hallador Energy Co.	8,989	67,328
NACCO Industries, Inc., Class A	2,259	86,633
Peabody Energy Corp.	37,001	1,601,033
Ramaco Resources, Inc.†#	3,404	27,504
SunCoke Energy, Inc.†	35,725	483,716
Warrior Met Coal, Inc.#	18,338	498,243

		3,788,396

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	12,579	311,204

Coffee — 0.0%
Farmer Bros. Co.†	4,816	140,627

Commercial Services — 0.6%
Acacia Research Corp.†	27,440	105,644
Care.com, Inc.†	7,615	157,935
Collectors Universe, Inc.	4,197	62,535
Emerald Expositions Events, Inc.	10,053	205,584
Healthcare Services Group, Inc.#	39,521	1,428,684
HMS Holdings Corp.†	46,510	1,006,011
Medifast, Inc.	5,876	860,775
National Research Corp., Class A	5,787	199,362
Nutrisystem, Inc.#	16,472	614,406
Reis, Inc.	5,026	108,562
RPX Corp.	25,487	266,339
ServiceSource International, Inc.†	42,755	179,144
SP Plus Corp.†	9,650	347,400
Team, Inc.†#	16,228	344,845
Weight Watchers International, Inc.†	19,725	1,485,687

		7,372,913

Commercial Services - Finance — 0.4%
Cardtronics PLC, Class A†	25,280	648,685
CBIZ, Inc.†	28,358	585,593
CPI Card Group, Inc.#	2,266	6,027
Everi Holdings, Inc.†	35,991	269,573
EVERTEC, Inc.	33,548	731,346
Green Dot Corp., Class A†	25,709	1,832,280
Liberty Tax, Inc.#	3,802	39,921
MoneyGram International, Inc.†	16,141	107,015
Travelport Worldwide, Ltd.	68,853	1,207,682

		5,428,122

Communications Software — 0.0%
Digi International, Inc.†	14,942	174,822
pdvWireless, Inc.†#	5,241	132,859
Ribbon Communications, Inc.†	26,320	159,499

		467,180

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	40,566	3,783,185

Security Description	Shares	Value (Note 2)

Computer Data Security — 0.2%
ForeScout Technologies, Inc.†	3,029	$91,112
OneSpan, Inc.†	16,788	363,460
Qualys, Inc.†	17,832	1,372,173
Varonis Systems, Inc.†	10,978	852,442

		2,679,187

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	23,065	498,204

Computer Services — 1.3%
CACI International, Inc., Class A†	13,543	2,256,941
Carbonite, Inc.†	13,929	540,445
Convergys Corp.	51,170	1,209,659
Engility Holdings, Inc.†	10,004	314,526
EPAM Systems, Inc.†	27,628	3,403,217
ExlService Holdings, Inc.†	18,150	1,028,923
Fluent, Inc.†#	12,324	34,507
Insight Enterprises, Inc.†	19,754	926,463
KeyW Holding Corp.†#	26,723	252,532
MAXIMUS, Inc.	35,623	2,169,441
Presidio, Inc.†#	17,494	234,070
Science Applications International Corp.	23,769	2,102,368
SecureWorks Corp., Class A†#	4,575	47,534
StarTek, Inc.†	5,721	38,845
Sykes Enterprises, Inc.†	21,752	612,319
Syntel, Inc.†	18,332	577,458
TTEC Holdings, Inc.	7,701	271,845
Unisys Corp.†#	27,920	336,436
Virtusa Corp.†	14,992	727,862

		17,085,391

Computer Software — 0.7%
Avid Technology, Inc.†	18,532	94,513
Box, Inc., Class A†	44,888	1,152,724
Cloudera, Inc.†	54,852	889,699
Cornerstone OnDemand, Inc.†	29,428	1,456,097
Envestnet, Inc.†	24,150	1,277,535
j2 Global, Inc.	25,771	2,176,103
Red Violet, Inc.†#	1,642	11,905
SendGrid, Inc.†	4,732	125,587
Simulations Plus, Inc.	6,063	116,410
Tintri, Inc.†#	7,563	3,338
TiVo Corp.	66,472	957,197
Veritone, Inc.†#	1,607	32,783
Workiva, Inc.†	14,154	368,004

		8,661,895

Computers — 0.3%
Nutanix, Inc., Class A†	60,848	3,252,326

Computers - Integrated Systems — 0.5%
Agilysys, Inc.†	8,505	120,941
Cray, Inc.†	22,239	553,751
Diebold Nixdorf, Inc.#	41,920	482,080
Maxwell Technologies, Inc.†#	20,212	104,092
Mercury Systems, Inc.†	25,987	959,700
MTS Systems Corp.	9,913	519,441
NetScout Systems, Inc.†	46,802	1,263,654
Radisys Corp.†	20,440	15,201
Super Micro Computer, Inc.†#	21,607	520,729
USA Technologies, Inc.†	26,881	361,549
VeriFone Systems, Inc.†	61,078	1,388,914

		6,290,052

193

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Memory Devices — 0.1%
Pure Storage, Inc., Class A†	53,822	$1,155,020
Quantum Corp.†	15,773	47,635

		1,202,655

Computers - Other — 0.3%
3D Systems Corp.†#	60,604	749,066
ExOne Co.†#	6,170	41,771
Lumentum Holdings, Inc.†#	34,280	2,013,950
PlayAGS, Inc.†	5,742	145,387
Stratasys, Ltd.†#	28,014	521,060

		3,471,234

Computers - Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	25,252	844,175
Mitek Systems, Inc.†	17,885	154,705

		998,880

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†	16,042	433,455

Consulting Services — 0.3%
CRA International, Inc.	4,377	236,796
Forrester Research, Inc.	5,647	238,586
Franklin Covey Co.†	5,383	150,993
FTI Consulting, Inc.†	20,981	1,300,612
Hackett Group, Inc.	13,004	209,365
Huron Consulting Group, Inc.†	12,156	492,318
ICF International, Inc.	9,942	702,402
Information Services Group, Inc.†	17,972	72,427
Navigant Consulting, Inc.†	25,417	619,158
Vectrus, Inc.†	6,160	197,551

		4,220,208

Consumer Products - Misc. — 0.3%
Central Garden & Pet Co.†	5,856	239,100
Central Garden & Pet Co., Class A†	19,569	743,818
CSS Industries, Inc.	4,947	79,894
Helen of Troy, Ltd.†	15,120	1,357,776
WD-40 Co.#	7,663	1,054,046

		3,474,634

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A	14,162	825,786
Greif, Inc., Class B	3,119	197,589

		1,023,375

Containers - Paper/Plastic — 0.2%
KapStone Paper and Packaging Corp.	48,223	1,658,871
Multi-Color Corp.	7,579	525,983
UFP Technologies, Inc.†	3,580	109,548

		2,294,402

Cosmetics & Toiletries — 0.1%
e.l.f. Beauty, Inc.†#	11,630	219,225
Inter Parfums, Inc.	9,592	511,254
Revlon, Inc., Class A†	6,546	112,919

		843,398

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	11,121	133,452

Data Processing/Management — 0.6%
Acxiom Corp.†	43,952	1,287,354
Amber Road, Inc.†	11,120	100,525
Bottomline Technologies (de), Inc.†#	22,066	1,049,459
CommVault Systems, Inc.†	21,524	1,471,166

Security Description	Shares	Value (Note 2)

Data Processing/Management (continued)
CSG Systems International, Inc.	18,498	$765,447
Fair Isaac Corp.†	16,543	3,044,408

		7,718,359

Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	35,478	127,721
QAD, Inc., Class A	5,535	286,990

		414,711

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†#	14,607	297,983
BioTelemetry, Inc.†#	17,619	744,403
GenMark Diagnostics, Inc.†#	28,267	207,197
Genomic Health, Inc.†	11,092	442,793
Oxford Immunotec Global PLC†#	14,036	202,399
Quanterix Corp.†#	2,754	50,673
Quotient, Ltd.†#	14,824	106,881
Repligen Corp.†	20,825	909,636

		2,961,965

Diagnostic Kits — 0.2%
Foundation Medicine, Inc.†#	8,028	795,976
Meridian Bioscience, Inc.	23,094	341,791
OraSure Technologies, Inc.†	31,379	533,757
Quidel Corp.†	15,754	987,776

		2,659,300

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	5,380	77,687

Disposable Medical Products — 0.3%
ICU Medical, Inc.†	8,481	2,468,395
Merit Medical Systems, Inc.†	26,985	1,384,331
Utah Medical Products, Inc.	1,894	198,207

		4,050,933

Distribution/Wholesale — 0.6%
Anixter International, Inc.†	16,103	986,309
Core-Mark Holding Co., Inc.	25,295	493,758
EnviroStar, Inc.	2,027	78,039
Essendant, Inc.	20,727	289,971
Fossil Group, Inc.†#	24,556	537,285
G-III Apparel Group, Ltd.†	24,011	1,006,061
H&E Equipment Services, Inc.	17,474	604,076
Huttig Building Products, Inc.†#	13,209	74,631
Nexeo Solutions, Inc.†	14,564	140,980
ScanSource, Inc.†	13,891	543,833
SiteOne Landscape Supply, Inc.†#	18,826	1,424,187
Systemax, Inc.	6,369	210,304
Titan Machinery, Inc.†	10,420	188,498
Triton International, Ltd.	26,091	908,228
Veritiv Corp.†	6,368	211,736

		7,697,896

Diversified Financial Services — 0.1%
Ladder Capital Corp.	43,754	679,062

Diversified Manufacturing Operations — 0.7%
Actuant Corp., Class A	33,038	771,437
AZZ, Inc.	14,399	622,757
Barnes Group, Inc.	27,877	1,656,451
Chase Corp.	3,963	471,399
EnPro Industries, Inc.	11,734	864,326
Fabrinet†	20,126	707,026
Federal Signal Corp.	32,723	781,753
GP Strategies Corp.†	6,961	133,999
Harsco Corp.†	44,589	1,092,431

194

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
LSB Industries, Inc.†#	12,056	$61,124
Lydall, Inc.†	9,263	388,120
NL Industries, Inc.†	4,633	42,855
Raven Industries, Inc.	20,048	757,814
Standex International Corp.	6,993	697,552
Tredegar Corp.	14,326	341,675

		9,390,719

Diversified Minerals — 0.2%
Fairmount Santrol Holdings, Inc.†#	86,029	484,343
Smart Sand, Inc.†#	12,123	74,193
United States Lime & Minerals, Inc.	1,095	86,505
US Silica Holdings, Inc.#	45,303	1,401,222

		2,046,263

Diversified Operations — 0.1%
HRG Group, Inc.†	65,961	836,385

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	11,212	593,115

Drug Delivery Systems — 0.9%
Antares Pharma, Inc.†#	79,665	207,926
Catalent, Inc.†	74,189	2,912,660
Depomed, Inc.†	31,981	198,922
Heron Therapeutics, Inc.†#	30,104	981,390
Nektar Therapeutics†	83,415	6,695,722
Revance Therapeutics, Inc.†	14,922	416,324

		11,412,944

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	14,771	186,115
Chegg, Inc.†#	53,859	1,506,436
Etsy, Inc.†	67,037	2,167,976
FTD Cos., Inc.†	9,364	53,375
Lands’ End, Inc.†	7,365	145,459
Overstock.com, Inc.†	9,307	311,086

		4,370,447

E-Commerce/Services — 1.1%
Cars.com, Inc.†	39,930	1,025,402
Carvana Co.†#	13,743	396,486
ChannelAdvisor Corp.†	14,197	210,116
Groupon, Inc.†#	188,387	906,142
GrubHub, Inc.†#	47,649	5,108,449
Leaf Group, Ltd.†	7,889	77,312
Quotient Technology, Inc.†	41,943	562,036
Shutterfly, Inc.†	18,061	1,700,263
Shutterstock, Inc.†	10,289	487,596
Stamps.com, Inc.†	9,063	2,273,000
Trade Desk, Inc., Class A†#	13,474	1,152,431
TrueCar, Inc.†#	39,010	382,688

		14,281,921

E-Marketing/Info — 0.1%
Cardlytics, Inc.†#	3,025	61,771
Liquidity Services, Inc.†	14,399	81,354
New Media Investment Group, Inc.	28,362	473,645
QuinStreet, Inc.†	20,634	282,892
Rubicon Project, Inc.†	24,603	57,817

		957,479

E-Services/Consulting — 0.0%
Perficient, Inc.†	19,035	497,004

Security Description	Shares	Value (Note 2)

Educational Software — 0.3%
2U, Inc.†#	26,674	$2,528,695
Instructure, Inc.†	12,136	521,848
Rosetta Stone, Inc.†	9,400	152,468

		3,203,011

Electric Products - Misc. — 0.3%
Graham Corp.	5,294	135,050
Littelfuse, Inc.	13,391	2,906,516
Novanta, Inc.†	17,761	1,151,801

		4,193,367

Electric - Distribution — 0.0%
Genie Energy, Ltd., Class B	7,483	41,755
Spark Energy, Inc., Class A#	6,468	64,680
Unitil Corp.	8,096	390,794

		497,229

Electric - Generation — 0.0%
Atlantic Power Corp.†#	63,535	130,247

Electric - Integrated — 1.3%
ALLETE, Inc.	28,383	2,180,382
Ameresco, Inc., Class A†	10,357	123,766
Avista Corp.	35,708	1,872,527
Black Hills Corp.#	29,672	1,725,723
El Paso Electric Co.	22,428	1,314,281
IDACORP, Inc.	28,028	2,588,666
MGE Energy, Inc.	19,384	1,156,256
NorthWestern Corp.	27,552	1,501,033
Otter Tail Corp.	21,813	1,007,761
PNM Resources, Inc.	44,268	1,768,507
Portland General Electric Co.	49,624	2,116,960

		17,355,862

Electronic Components - Misc. — 0.9%
Applied Optoelectronics, Inc.†#	10,387	485,800
AVX Corp.	25,561	390,828
Bel Fuse, Inc., Class B	5,333	102,927
Benchmark Electronics, Inc.	27,732	768,176
CTS Corp.	17,724	576,030
Kimball Electronics, Inc.†	14,481	270,795
Knowles Corp.†	48,892	708,934
Methode Electronics, Inc.	19,854	797,138
Microvision, Inc.†#	43,637	71,128
NVE Corp.	2,646	292,515
OSI Systems, Inc.†	9,800	672,084
Plexus Corp.†	18,625	1,083,044
Rogers Corp.†	10,003	1,139,942
Sanmina Corp.†	39,268	1,130,918
Sparton Corp.†	5,348	99,205
Stoneridge, Inc.†	14,926	470,617
Vishay Intertechnology, Inc.#	73,487	1,557,924
Vishay Precision Group, Inc.†	5,630	211,407
ZAGG, Inc.†	15,075	229,140

		11,058,552

Electronic Components - Semiconductors — 1.1%
Alpha & Omega Semiconductor, Ltd.†	11,085	172,150
Ambarella, Inc.†#	17,998	879,382
Amkor Technology, Inc.†	56,504	514,186
AXT, Inc.†	20,634	149,597
CEVA, Inc.†	12,120	408,444
Diodes, Inc.†	21,614	740,063
DSP Group, Inc.†	12,113	155,046
EMCORE Corp.†	15,145	77,240

195

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors (continued)
GSI Technology, Inc.†	8,263	$62,964
Impinj, Inc.†#	10,097	180,736
Inphi Corp.†#	23,302	787,142
Kopin Corp.†#	34,140	120,514
Lattice Semiconductor Corp.†	68,086	391,495
MACOM Technology Solutions Holdings, Inc.†#	22,491	507,172
Monolithic Power Systems, Inc.	22,143	2,918,669
Pixelworks, Inc.†	15,813	65,624
Rambus, Inc.†	60,138	809,458
Semtech Corp.†	36,341	1,758,904
Silicon Laboratories, Inc.†	23,275	2,457,840
SMART Global Holdings, Inc.†#	5,282	235,207
Synaptics, Inc.†#	19,109	803,342
Xperi Corp.	27,146	536,134

		14,731,309

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	15,564	680,925
CyberOptics Corp.†#	3,811	65,359
ESCO Technologies, Inc.	14,132	792,805
FARO Technologies, Inc.†	9,191	493,097
Fitbit, Inc., Class A†#	107,461	583,513
Itron, Inc.†	18,954	1,082,274
Mesa Laboratories, Inc.#	1,800	286,344

		3,984,317

Electronic Parts Distribution — 0.3%
SYNNEX Corp.	16,089	1,718,627
Tech Data Corp.†	19,460	1,689,323

		3,407,950

Electronic Security Devices — 0.0%
Napco Security Technologies, Inc.†	6,602	78,234

Energy - Alternate Sources — 0.3%
Clean Energy Fuels Corp.†	75,694	239,193
FutureFuel Corp.	13,878	186,937
Green Plains, Inc.#	21,594	461,032
Pacific Ethanol, Inc.†	23,919	80,129
Pattern Energy Group, Inc., Class A#	43,615	810,367
Plug Power, Inc.†#	126,688	236,906
Renewable Energy Group, Inc.†#	21,110	376,813
REX American Resources Corp.†	3,226	245,240
Sunrun, Inc.†#	47,728	577,509
TerraForm Power, Inc., Class A	25,197	279,939
TPI Composites, Inc.†	5,925	155,827
Vivint Solar, Inc.†	14,986	59,944

		3,709,836

Engineering/R&D Services — 0.3%
Argan, Inc.	8,060	311,922
Exponent, Inc.	14,223	1,398,121
KBR, Inc.	78,009	1,436,926
Mistras Group, Inc.†	9,592	184,646
NV5 Global, Inc.†#	4,473	280,904
VSE Corp.	4,787	236,526

		3,849,045

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	23,146	427,044

Enterprise Software/Service — 1.4%
Alteryx, Inc., Class A†#	13,023	443,042
American Software, Inc., Class A	15,191	200,066
Apptio, Inc., Class A†#	12,932	427,144
Benefitfocus, Inc.†#	8,811	295,609
Blackbaud, Inc.	26,449	2,577,984
Blackline, Inc.†	15,702	653,517

Security Description	Shares	Value (Note 2)

Enterprise Software/Service (continued)
Coupa Software, Inc.†	17,914	$956,249
Donnelley Financial Solutions, Inc.†	18,578	285,358
Everbridge, Inc.†#	9,512	438,218
Evolent Health, Inc., Class A†#	33,142	677,754
Hortonworks, Inc.†	28,642	509,255
LivePerson, Inc.†	30,609	592,284
Majesco†	3,080	17,556
ManTech International Corp., Class A	14,287	770,212
MicroStrategy, Inc., Class A†	5,268	682,575
MobileIron, Inc.†	31,682	136,233
Model N, Inc.†	13,167	235,031
Omnicell, Inc.†	20,792	967,868
Paycom Software, Inc.†#	27,342	2,883,761
Pegasystems, Inc.	20,324	1,257,039
PROS Holdings, Inc.†#	14,786	522,537
SailPoint Technologies Holding, Inc.†	11,204	292,312
SPS Commerce, Inc.†	9,359	696,590
Verint Systems, Inc.†	35,275	1,488,605

		18,006,799

Entertainment Software — 0.0%
Glu Mobile, Inc.†	58,559	330,273

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	31,005	1,703,725

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	18,484	1,719,012

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	28,130	515,904
NewStar Financial, Inc. CVR†(1)(2)	17,919	9,676
On Deck Capital, Inc.†	27,782	184,473

		710,053

Finance - Consumer Loans — 0.3%
Curo Group Holdings Corp.†#	4,295	98,828
Elevate Credit, Inc.†#	9,606	73,582
Encore Capital Group, Inc.†	13,311	525,119
Enova International, Inc.†	18,334	616,022
LendingClub Corp.†#	181,184	596,095
Nelnet, Inc., Class A	10,572	649,544
Ocwen Financial Corp.†	59,791	261,287
PRA Group, Inc.†#	24,776	956,353
Regional Management Corp.†	5,655	201,827
World Acceptance Corp.†	3,374	363,886

		4,342,543

Finance - Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†	30,333	1,364,985

Finance - Investment Banker/Broker — 0.8%
Cowen, Inc.†#	14,368	214,802
Diamond Hill Investment Group, Inc.	1,758	344,463
Evercore, Inc., Class A	21,346	2,228,522
GAIN Capital Holdings, Inc.#	18,970	156,123
Greenhill & Co., Inc.#	13,490	355,462
Houlihan Lokey, Inc.	14,846	725,821
INTL. FCStone, Inc.†	8,401	420,050
Investment Technology Group, Inc.	18,226	399,878
Ladenburg Thalmann Financial Services, Inc.	57,090	203,811
Moelis & Co., Class A	17,318	1,026,092
Oppenheimer Holdings, Inc., Class A	5,362	150,940
Piper Jaffray Cos.	7,979	596,829
PJT Partners, Inc., Class A	10,033	554,524
Stifel Financial Corp.	36,969	2,173,777
Virtu Financial, Inc., Class A	19,247	597,619

		10,148,713

196

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	26,385	$563,583
Marlin Business Services Corp.	4,871	142,964

		706,547

Finance - Mortgage Loan/Banker — 0.4%
Arlington Asset Investment Corp., Class A#	15,266	174,643
Ellie Mae, Inc.†#	18,775	1,995,595
Federal Agricultural Mtg. Corp., Class C	4,888	457,077
Granite Point Mtg. Trust, Inc.#	23,910	437,314
Impac Mortgage Holdings, Inc.†	5,378	45,767
LendingTree, Inc.†#	3,533	914,693
Nationstar Mtg. Holdings, Inc.†#	16,221	290,680
PennyMac Financial Services, Inc., Class A†	8,815	177,181
PHH Corp.†	17,771	191,927
TPG RE Finance Trust, Inc.	11,471	234,238

		4,919,115

Finance - Other Services — 0.1%
R1 RCM, Inc.†	55,609	440,979
WageWorks, Inc.†	22,059	1,046,700

		1,487,679

Financial Guarantee Insurance — 0.4%
MBIA, Inc.†#	49,300	403,274
MGIC Investment Corp.†	205,391	2,134,013
NMI Holdings, Inc., Class A†	31,608	526,273
Radian Group, Inc.	120,198	1,911,148

		4,974,708

Firearms & Ammunition — 0.2%
American Outdoor Brands Corp.†#	29,805	375,245
Axon Enterprise, Inc.†	28,913	1,841,180
Sturm Ruger & Co., Inc.#	9,384	574,770

		2,791,195

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	3,860	104,606

Food - Confectionery — 0.1%
Hostess Brands, Inc.†	44,386	604,981
Tootsie Roll Industries, Inc.#	9,535	277,469

		882,450

Food - Dairy Products — 0.0%
Dean Foods Co.	50,423	482,548
Lifeway Foods, Inc.†	2,604	13,280

		495,828

Food - Misc./Diversified — 0.5%
B&G Foods, Inc.#	36,453	1,026,152
Cal-Maine Foods, Inc.†	15,937	765,773
Darling Ingredients, Inc.†	91,048	1,710,792
J&J Snack Foods Corp.	8,356	1,183,376
John B. Sanfilippo & Son, Inc.	4,756	322,552
Lancaster Colony Corp.	10,431	1,315,349

		6,323,994

Food - Retail — 0.1%
Ingles Markets, Inc., Class A	7,813	224,233
Smart & Final Stores, Inc.†	12,534	57,657
SUPERVALU, Inc.†#	21,268	393,245
Village Super Market, Inc., Class A	4,420	128,357
Weis Markets, Inc.	5,306	289,336

		1,092,828

Security Description	Shares	Value (Note 2)

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.#	8,890	$782,320
Chefs’ Warehouse, Inc.†#	11,743	319,410
Fresh Del Monte Produce, Inc.	17,967	806,898
Performance Food Group Co.†	56,440	2,017,730
SpartanNash Co.	20,323	503,197
United Natural Foods, Inc.†	28,128	1,282,074

		5,711,629

Footwear & Related Apparel — 0.5%
Crocs, Inc.†	38,594	688,517
Deckers Outdoor Corp.†	17,539	1,984,713
Iconix Brand Group, Inc.†	27,758	17,765
Steven Madden, Ltd.	32,784	1,732,635
Weyco Group, Inc.	3,428	118,849
Wolverine World Wide, Inc.	51,674	1,732,629

		6,275,108

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.#	8,213	206,557
Matthews International Corp., Class A	17,351	954,305

		1,160,862

Gambling (Non-Hotel) — 0.2%
Golden Entertainment, Inc.†#	9,861	300,958
Pinnacle Entertainment, Inc.†	29,339	994,885
Red Rock Resorts, Inc., Class A	38,258	1,317,606

		2,613,449

Gas - Distribution — 1.1%
Chesapeake Utilities Corp.	8,770	700,285
New Jersey Resources Corp.	48,330	2,145,852
Northwest Natural Gas Co.	15,764	942,687
ONE Gas, Inc.	28,965	2,173,823
RGC Resources, Inc.	3,706	98,024
South Jersey Industries, Inc.#	44,293	1,466,984
Southwest Gas Holdings, Inc.	26,345	1,994,317
Spire, Inc.	26,197	1,866,536
WGL Holdings, Inc.	28,421	2,506,732

		13,895,240

Gold Mining — 0.0%
Gold Resource Corp.	29,094	181,547
Klondex Mines, Ltd.†#	98,810	238,132

		419,679

Golf — 0.1%
Acushnet Holdings Corp.	17,485	418,066
Callaway Golf Co.	51,867	982,361
Drive Shack, Inc.†	34,466	225,063

		1,625,490

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	7,983	162,055
US Ecology, Inc.	12,117	734,290

		896,345

Health Care Cost Containment — 0.2%
CorVel Corp.†	5,148	259,974
HealthEquity, Inc.†#	27,990	2,079,937

		2,339,911

Heart Monitors — 0.0%
FONAR Corp.†	3,428	91,528

197

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	13,782	$323,188
Flexsteel Industries, Inc.	4,220	157,279
Hooker Furniture Corp.	6,398	238,645
Sleep Number Corp.†	21,779	609,159

		1,328,271

Hotels/Motels — 0.2%
Belmond, Ltd., Class A†	49,624	593,007
Bluegreen Vacations Corp.#	4,186	84,139
ILG, Inc.	58,996	2,020,023
Marcus Corp.	10,366	327,047
Red Lion Hotels Corp.†	9,189	100,160

		3,124,376

Housewares — 0.0%
Libbey, Inc.	12,156	79,135
Lifetime Brands, Inc.	5,493	59,874

		139,009

Human Resources — 0.9%
AMN Healthcare Services, Inc.†	26,159	1,477,984
ASGN, Inc.†	27,741	2,136,057
Barrett Business Services, Inc.	3,923	338,241
BG Staffing, Inc.	3,839	70,906
Cross Country Healthcare, Inc.†	19,635	239,351
Heidrick & Struggles International, Inc.	10,175	384,615
Insperity, Inc.	20,104	1,849,568
Kelly Services, Inc., Class A	16,926	379,312
Kforce, Inc.	12,852	432,470
Korn/Ferry International	29,171	1,595,070
Paylocity Holding Corp.†	14,695	878,026
Resources Connection, Inc.	16,802	279,753
TriNet Group, Inc.†	22,942	1,230,609
TrueBlue, Inc.†	22,640	584,112
Willdan Group, Inc.†#	4,258	121,353

		11,997,427

Identification Systems — 0.1%
Brady Corp., Class A	25,766	1,004,874

Import/Export — 0.0%
Castle Brands, Inc.†#	49,678	63,091

Independent Power Producers — 0.2%
NRG Yield, Inc., Class A	19,336	337,800
NRG Yield, Inc., Class C	36,187	633,272
Ormat Technologies, Inc.	22,379	1,159,680

		2,130,752

Industrial Audio & Video Products — 0.0%
Akoustis Technologies, Inc.†#	6,649	44,016
GoPro, Inc., Class A†	60,498	335,159
Iteris, Inc.†#	14,112	72,395

		451,570

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,437	164,804
Ichor Holdings, Ltd.†#	10,337	257,185

		421,989

Instruments - Controls — 0.3%
Allied Motion Technologies, Inc.	3,671	177,530
Control4 Corp.†	14,365	356,108
Watts Water Technologies, Inc., Class A	15,438	1,187,954
Woodward, Inc.	29,549	2,238,928

		3,960,520

Security Description	Shares	Value (Note 2)

Instruments - Scientific — 0.0%
Fluidigm Corp.†#	21,496	$119,733

Insurance Brokers — 0.0%
Crawford & Co., Class B	6,630	52,775
eHealth, Inc.†	8,719	185,802

		238,577

Insurance - Life/Health — 0.6%
American Equity Investment Life Holding Co.	48,005	1,701,297
CNO Financial Group, Inc.	92,467	1,851,189
FBL Financial Group, Inc., Class A	5,488	431,357
Health Insurance Innovations, Inc., Class A†	6,545	208,786
Independence Holding Co.	3,334	123,858
National Western Life Group, Inc., Class A	1,255	390,506
Primerica, Inc.	24,575	2,416,951
Trupanion, Inc.†#	12,603	400,397

		7,524,341

Insurance - Multi-line — 0.3%
Citizens, Inc.†#	25,835	191,437
Genworth Financial, Inc., Class A†	278,860	959,279
Horace Mann Educators Corp.	22,676	1,002,279
Kemper Corp.	21,984	1,702,661
United Fire Group, Inc.	11,741	629,787

		4,485,443

Insurance - Property/Casualty — 1.1%
Ambac Financial Group, Inc.†	25,182	466,623
AMERISAFE, Inc.	10,598	632,171
AmTrust Financial Services, Inc.	47,292	631,821
Atlas Financial Holdings, Inc.†	5,846	62,845
Baldwin & Lyons, Inc., Class B	5,172	120,508
Donegal Group, Inc., Class A	4,887	68,320
EMC Insurance Group, Inc.	4,859	125,216
Employers Holdings, Inc.	17,633	698,267
Enstar Group, Ltd.†	6,236	1,267,467
Federated National Holding Co.	6,569	149,511
Global Indemnity, Ltd.	4,589	173,602
Hallmark Financial Services, Inc.†	7,390	72,865
HCI Group, Inc.	4,362	180,849
Heritage Insurance Holdings, Inc.#	11,998	202,526
Infinity Property & Casualty Corp.	5,912	855,466
Investors Title Co.	812	150,220
James River Group Holdings, Ltd.	14,157	536,975
Kingstone Cos., Inc.	5,030	87,774
Kinsale Capital Group, Inc.	8,021	424,792
National General Holdings Corp.	27,229	745,530
Navigators Group, Inc.	11,419	671,437
NI Holdings, Inc.†	5,593	91,390
RLI Corp.	21,375	1,403,910
Safety Insurance Group, Inc.	8,104	696,944
Selective Insurance Group, Inc.	31,919	1,814,595
State Auto Financial Corp.	8,817	273,503
Stewart Information Services Corp.	11,690	493,201
Third Point Reinsurance, Ltd.†	50,984	680,636
Tiptree, Inc.	14,230	93,918
United Insurance Holdings Corp.#	11,422	236,321
Universal Insurance Holdings, Inc.	17,265	615,497

		14,724,700

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.†	18,182	1,104,556
Blue Capital Reinsurance Holdings, Ltd.#	3,269	36,286
Essent Group, Ltd.†	45,127	1,547,856
Greenlight Capital Re, Ltd., Class A†	16,722	239,125

198

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Reinsurance (continued)
Maiden Holdings, Ltd.	38,875	$340,156
WMIH Corp.†	107,322	144,885

		3,412,864

Internet Application Software — 0.3%
Okta, Inc.†#	10,790	606,506
RealNetworks, Inc.†	13,469	47,815
Tucows, Inc., Class A†#	5,042	315,881
VirnetX Holding Corp.†#	28,504	91,213
Zendesk, Inc.†	55,284	3,089,823

		4,151,238

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	21,095	453,754
Cogent Communications Holdings, Inc.	23,306	1,193,267
Internap Corp.†#	11,244	121,885

		1,768,906

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†	50,855	249,189

Internet Content - Information/News — 0.2%
DHI Group, Inc.†	26,887	61,840
HealthStream, Inc.	14,297	398,171
XO Group, Inc.†	13,643	442,852
Yelp, Inc.†	44,314	1,898,855

		2,801,718

Internet Gambling — 0.0%
Inspired Entertainment, Inc.†	5,346	35,016

Internet Security — 0.3%
Corindus Vascular Robotics, Inc.†#	56,516	42,393
Imperva, Inc.†	18,875	915,437
Proofpoint, Inc.†#	24,203	2,829,089
Rapid7, Inc.†	15,295	484,393
Zix Corp.†	30,179	163,268

		4,434,580

Internet Telephone — 0.4%
8x8, Inc.†	49,627	928,025
RingCentral, Inc., Class A†	36,075	2,732,681
Twilio, Inc., Class A†	34,479	1,860,832

		5,521,538

Investment Companies — 0.0%
B. Riley Financial, Inc.	11,509	243,991
Ominto, Inc.†	7,755	7,988
Rafael Holdings, Inc., Class B†	4,822	44,362

		296,341

Investment Management/Advisor Services — 0.5%
Altisource Portfolio Solutions SA†#	6,051	177,778
Artisan Partners Asset Management, Inc., Class A	25,346	818,676
Associated Capital Group, Inc., Class A#	2,163	83,924
BrightSphere Investment Group PLC	41,793	648,210
Cohen & Steers, Inc.	11,835	460,737
Financial Engines, Inc.	32,469	1,449,741
GAMCO Investors, Inc., Class A	2,887	74,369
Hamilton Lane, Inc., Class A	7,818	365,570
Medley Management, Inc., Class A#	2,910	12,077
Pzena Investment Management, Inc., Class A	9,372	84,254
Silvercrest Asset Management Group, Inc., Class A	3,958	62,932
Virtus Investment Partners, Inc.	3,813	478,722
Waddell & Reed Financial, Inc., Class A#	44,573	864,716
Westwood Holdings Group, Inc.	4,500	261,135
WisdomTree Investments, Inc.	63,966	701,067

		6,543,908

Security Description	Shares	Value (Note 2)

Lasers - System/Components — 0.1%
Electro Scientific Industries, Inc.†	17,966	$352,493
II-VI, Inc.†	33,303	1,463,667

		1,816,160

Leisure Products — 0.0%
Escalade, Inc.	5,885	84,744
Johnson Outdoors, Inc., Class A	2,682	203,510
Marine Products Corp.	4,337	72,905

		361,159

Lighting Products & Systems — 0.0%
Revolution Lighting Technologies, Inc.†#	6,924	29,496

Linen Supply & Related Items — 0.1%
UniFirst Corp.	8,476	1,505,338

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	45,099	1,679,036
Milacron Holdings Corp.†	37,488	738,888

		2,417,924

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	11,814	691,237
Hyster-Yale Materials Handling, Inc.	5,726	381,924

		1,073,161

Machinery - Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†#	162,756	402,007
Franklin Electric Co., Inc.	25,688	1,188,070

		1,590,077

Machinery - Farming — 0.1%
Alamo Group, Inc.	5,257	484,748
Lindsay Corp.	5,813	572,115

		1,056,863

Machinery - General Industrial — 0.5%
Albany International Corp., Class A	15,919	979,018
Altra Industrial Motion Corp.	15,896	657,300
Applied Industrial Technologies, Inc.	21,243	1,481,699
Chart Industries, Inc.†	17,000	1,095,310
DXP Enterprises, Inc.†	8,740	341,035
Gencor Industries, Inc.†	4,859	76,043
Intevac, Inc.†	11,094	52,142
Kadant, Inc.	6,016	586,861
Manitowoc Co, Inc.†	17,679	432,959
Tennant Co.	9,780	770,664
Twin Disc, Inc.†	4,733	131,199

		6,604,230

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	12,214	506,026

Machinery - Pumps — 0.2%
Cactus, Inc., Class A†	12,885	434,482
Gorman-Rupp Co.	9,784	326,492
NN, Inc.	15,021	324,454
SPX FLOW, Inc.†	22,976	1,001,064

		2,086,492

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	31,495	158,262
SEACOR Marine Holdings, Inc.†	9,005	211,438

		369,700

Medical Imaging Systems — 0.1%
Analogic Corp.	6,957	581,953
Lantheus Holdings, Inc.†	16,914	236,796

		818,749

199

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	100,746	$1,274,437
Computer Programs & Systems, Inc.	6,302	205,130
Cotiviti Holdings, Inc.†	20,356	694,343
Inovalon Holdings, Inc., Class A†#	35,544	369,658
Medidata Solutions, Inc.†#	31,266	2,412,485
NantHealth, Inc.†	8,805	30,113
Quality Systems, Inc.†	29,407	517,563
Tabula Rasa HealthCare, Inc.†#	6,751	368,267

		5,871,996

Medical Instruments — 1.0%
Abaxis, Inc.	12,163	1,007,096
AngioDynamics, Inc.†	20,253	425,921
Cardiovascular Systems, Inc.†	18,040	543,004
CONMED Corp.	15,223	1,045,059
CryoLife, Inc.†	17,811	490,693
Endologix, Inc.†#	45,594	255,782
Halyard Health, Inc.†	25,932	1,423,667
Integra LifeSciences Holdings Corp.†	35,279	2,276,907
iRhythm Technologies, Inc.†	7,907	601,169
LivaNova PLC†	26,919	2,531,732
Natus Medical, Inc.†	16,928	624,643
NuVasive, Inc.†#	28,152	1,443,072
Obalon Therapeutics, Inc.†#	4,956	12,489

		12,681,234

Medical Labs & Testing Services — 0.3%
Evolus, Inc.†#	2,801	68,625
Invitae Corp.†#	23,631	174,869
Medpace Holdings, Inc.†	5,223	220,202
Natera, Inc.†#	17,702	206,405
Syneos Health, Inc.†	30,281	1,302,083
Teladoc, Inc.†#	32,202	1,639,082

		3,611,266

Medical Laser Systems — 0.0%
Cutera, Inc.†	7,331	307,902

Medical Products — 1.9%
Accuray, Inc.†#	46,391	204,120
AtriCure, Inc.†	17,801	422,062
Atrion Corp.	775	457,250
AxoGen, Inc.†#	15,601	766,009
Cantel Medical Corp.	20,161	2,199,364
Cerus Corp.†	70,502	464,608
ConforMIS, Inc.†#	30,838	42,865
Glaukos Corp.†#	15,881	599,825
Globus Medical, Inc., Class A†	39,119	2,173,060
Haemonetics Corp.†	29,865	2,698,303
Inogen, Inc.†	9,572	1,748,709
Integer Holdings Corp.†	17,399	1,148,334
Intersect ENT, Inc.†	14,743	628,789
Invacare Corp.#	18,051	297,842
K2M Group Holdings, Inc.†	22,852	541,364
LeMaitre Vascular, Inc.	8,426	287,158
Luminex Corp.	22,621	640,627
MiMedx Group, Inc.†#	57,474	483,931
NanoString Technologies, Inc.†	11,420	147,204
Nevro Corp.†#	15,539	1,222,764
Novocure, Ltd.†	32,463	1,020,961
NxStage Medical, Inc.†	36,007	995,233
Orthofix International NV†	9,646	527,154
OrthoPediatrics Corp.†#	2,576	54,251
Penumbra, Inc.†#	16,253	2,615,108
Pulse Biosciences, Inc.†#	5,054	79,803
Restoration Robotics, Inc.†#	2,027	6,527

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Rockwell Medical, Inc.†#	26,567	$142,930
Sientra, Inc.†#	8,038	145,166
Surmodics, Inc.†	7,153	370,525
Tactile Systems Technology, Inc.†#	7,194	357,038
Viveve Medical, Inc.†#	11,237	29,890
Wright Medical Group NV†#	58,773	1,466,974

		24,985,748

Medical - Biomedical/Gene — 4.8%
Abeona Therapeutics, Inc.†#	15,600	276,120
Acceleron Pharma, Inc.†	20,813	739,694
Achillion Pharmaceuticals, Inc.†	75,167	254,816
Acorda Therapeutics, Inc.†	24,022	630,577
Aduro Biotech, Inc.†#	24,960	219,648
Advaxis, Inc.†#	20,867	37,978
Agenus, Inc.†#	42,168	141,263
Aileron Therapeutics, Inc.†#	2,957	15,258
Alder Biopharmaceuticals, Inc.†#	35,148	613,333
Allena Pharmaceuticals, Inc.†#	2,988	42,848
AMAG Pharmaceuticals, Inc.†#	19,447	475,479
Amicus Therapeutics, Inc.†#	103,355	1,746,699
AnaptysBio, Inc.†#	9,897	769,987
Anavex Life Sciences Corp.†#	21,865	60,129
ANI Pharmaceuticals, Inc.†	4,448	281,514
Aratana Therapeutics, Inc.†#	22,951	117,050
Ardelyx, Inc.†	18,517	73,605
Arena Pharmaceuticals, Inc.†#	26,602	1,216,243
ARMO BioSciences, Inc.†	3,796	189,800
Arsanis, Inc.†#	2,577	44,376
Assembly Biosciences, Inc.†	9,024	381,625
Asterias Biotherapeutics, Inc.†#	16,401	24,602
Atara Biotherapeutics, Inc.†#	18,242	908,452
Athersys, Inc.†#	56,616	138,143
Audentes Therapeutics, Inc.†	11,127	421,713
Axovant Sciences, Ltd.†#	17,980	30,386
Bellicum Pharmaceuticals, Inc.†#	15,064	121,717
BioCryst Pharmaceuticals, Inc.†#	54,323	349,297
Biohaven Pharmaceutical Holding Co., Ltd.†#	17,609	616,315
BioTime, Inc.†#	48,019	107,563
Bluebird Bio, Inc.†#	27,134	4,858,343
Blueprint Medicines Corp.†	23,581	1,982,690
Cambrex Corp.†	18,013	815,989
Celcuity, Inc.†#	1,546	29,343
Celldex Therapeutics, Inc.†	72,933	42,316
ChemoCentryx, Inc.†	13,699	177,813
Clearside Biomedical, Inc.†#	11,463	113,025
Corium International, Inc.†#	11,280	96,331
Corvus Pharmaceuticals, Inc.†#	4,672	64,147
Cue Biopharma, Inc.†#	4,941	63,294
Curis, Inc.†#	14,663	40,764
CytomX Therapeutics, Inc.†	16,107	413,467
Deciphera Pharmaceuticals, Inc.†#	4,575	117,669
Denali Therapeutics, Inc.†#	8,948	172,070
Dynavax Technologies Corp.†#	33,747	533,203
Edge Therapeutics, Inc.†#	11,013	10,265
Editas Medicine, Inc.†#	20,564	788,012
Emergent BioSolutions, Inc.†	18,577	957,830
Enzo Biochem, Inc.†	24,403	158,620
Epizyme, Inc.†#	27,158	473,907
Esperion Therapeutics, Inc.†#	9,593	369,235
Exact Sciences Corp.†#	65,217	3,883,020
Fate Therapeutics, Inc.†#	26,769	293,121
FibroGen, Inc.†	38,641	2,082,750
Five Prime Therapeutics, Inc.†	18,236	320,224
Fortress Biotech, Inc.†#	18,267	63,021

200

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Genocea Biosciences, Inc.†	45,712	$42,530
Geron Corp.†#	82,430	333,842
Halozyme Therapeutics, Inc.†#	66,165	1,217,436
Idera Pharmaceuticals, Inc.†#	78,211	160,333
ImmunoGen, Inc.†#	55,376	634,609
Immunomedics, Inc.†#	56,673	1,250,206
Innoviva, Inc.†	41,575	614,894
Inovio Pharmaceuticals, Inc.†#	45,164	214,981
Insmed, Inc.†#	42,420	1,181,821
Intellia Therapeutics, Inc.†#	9,240	250,404
Iovance Biotherapeutics, Inc.†	40,862	596,585
Karyopharm Therapeutics, Inc.†	19,699	366,007
Kura Oncology, Inc.†#	11,929	198,618
Lexicon Pharmaceuticals, Inc.†#	23,891	277,136
Ligand Pharmaceuticals, Inc.†#	11,365	2,184,694
Loxo Oncology, Inc.†#	12,673	2,247,303
MacroGenics, Inc.†	18,795	427,210
Matinas BioPharma Holdings, Inc.†#	36,242	20,328
Medicines Co.†#	38,651	1,308,723
Menlo Therapeutics, Inc.†#	3,566	29,847
Merrimack Pharmaceuticals, Inc.†#	7,114	62,390
Myriad Genetics, Inc.†#	36,203	1,321,772
NantKwest, Inc.†#	16,376	59,936
NeoGenomics, Inc.†#	31,393	364,159
NewLink Genetics Corp.†#	16,097	84,670
Novavax, Inc.†#	173,214	282,339
Novelion Therapeutics, Inc.†	8,387	35,225
Nymox Pharmaceutical Corp.†	17,508	61,628
Omeros Corp.†#	25,221	515,013
Oncocyte Corp.†#	2,130	6,923
Organovo Holdings, Inc.†#	58,024	114,307
Otonomy, Inc.†	15,630	68,772
Ovid therapeutics, Inc.†	6,799	53,644
Pacific Biosciences of California, Inc.†#	63,994	161,905
PDL BioPharma, Inc.†	84,531	225,698
Pieris Pharmaceuticals, Inc.†	22,203	124,781
Prothena Corp. PLC†	21,529	290,426
PTC Therapeutics, Inc.†	22,230	753,597
Puma Biotechnology, Inc.†#	16,171	856,254
Radius Health, Inc.†#	21,208	604,428
REGENXBIO, Inc.†	15,418	835,656
resTORbio, Inc.†#	3,650	35,734
Retrophin, Inc.†#	21,826	611,346
Rigel Pharmaceuticals, Inc.†	82,009	266,529
RTI Surgical, Inc.†	30,298	137,856
Sage Therapeutics, Inc.†#	23,352	3,565,617
Sangamo Therapeutics, Inc.†#	46,486	764,695
Selecta Biosciences, Inc.†#	7,810	93,486
Seres Therapeutics, Inc.†#	11,339	91,279
Sienna Biopharmaceuticals, Inc.†#	8,373	125,511
Solid Biosciences, Inc.†#	5,033	108,612
Spark Therapeutics, Inc.†#	15,323	1,222,622
Spectrum Pharmaceuticals, Inc.†	48,175	929,296
Stemline Therapeutics, Inc.†#	14,725	289,346
Strongbridge Biopharma PLC†	15,534	100,971
Syndax Pharmaceuticals, Inc.†#	6,528	56,989
Theravance Biopharma, Inc.†#	23,477	571,430
Tobira Therapeutics, Inc. CVR†(1)(2)	4,989	0
Tocagen, Inc.†#	9,873	92,609
Ultragenyx Pharmaceutical, Inc.†#	24,704	1,808,333
VBI Vaccines, Inc.†#	19,154	59,569
Veracyte, Inc.†#	13,131	100,452
Versartis, Inc.†	18,293	25,610
WaVe Life Sciences, Ltd.†#	6,588	306,671
XBiotech, Inc.†#	10,711	46,057

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Zeneca, Inc. CVR†(1)(2)	3,950	$2,429
ZIOPHARM Oncology, Inc.†#	72,845	356,940

		62,177,718

Medical - Drugs — 2.0%
Achaogen, Inc.†#	18,941	234,868
Aclaris Therapeutics, Inc.†#	12,888	232,886
Adamas Pharmaceuticals, Inc.†#	9,530	272,939
Aerie Pharmaceuticals, Inc.†#	18,867	967,877
Aimmune Therapeutics, Inc.†#	19,711	652,237
Akcea Therapeutics, Inc.†#	8,315	201,556
Apellis Pharmaceuticals, Inc.†#	6,133	125,175
Array BioPharma, Inc.†#	110,377	1,804,664
Athenex, Inc.†	4,236	67,861
BioSpecifics Technologies Corp.†	3,133	135,534
Catalyst Pharmaceuticals, Inc.†	48,513	186,290
Chimerix, Inc.†	26,099	119,272
Clovis Oncology, Inc.†#	24,363	1,144,086
Coherus Biosciences, Inc.†#	21,961	342,592
Collegium Pharmaceutical, Inc.†#	13,892	314,237
Conatus Pharmaceuticals, Inc.†#	14,574	62,668
Corbus Pharmaceuticals Holdings, Inc.†	27,230	168,826
Corcept Therapeutics, Inc.†#	50,536	934,916
Cytokinetics, Inc.†	23,033	207,297
Durect Corp.†	79,539	152,715
Eagle Pharmaceuticals, Inc.†#	4,457	300,446
Enanta Pharmaceuticals, Inc.†	8,604	858,593
Global Blood Therapeutics, Inc.†#	21,593	1,039,703
Horizon Pharma PLC†	90,533	1,475,688
Immune Design Corp.†	17,768	79,956
Insys Therapeutics, Inc.†#	13,538	88,268
Intra-Cellular Therapies, Inc.†	23,530	547,778
Ironwood Pharmaceuticals, Inc.†#	74,667	1,387,313
Jounce Therapeutics, Inc.†#	8,026	90,293
Kala Pharmaceuticals, Inc.†#	7,909	120,533
Keryx Biopharmaceuticals, Inc.†#	49,653	261,671
Lannett Co., Inc.†#	15,790	261,325
Madrigal Pharmaceuticals, Inc.†#	2,621	696,164
MediciNova, Inc.†#	21,501	199,099
Melinta Therapeutics, Inc.†#	8,386	54,928
Minerva Neurosciences, Inc.†	14,692	129,290
Miragen Therapeutics, Inc.†	9,451	66,819
MyoKardia, Inc.†#	10,884	518,078
Neos Therapeutics, Inc.†#	13,720	92,610
Ocular Therapeutix, Inc.†#	15,988	108,239
Odonate Therapeutics, Inc.†#	3,748	89,915
Optinose, Inc.†#	3,011	69,464
Pacira Pharmaceuticals, Inc.†#	22,046	755,075
Paratek Pharmaceuticals, Inc.†#	14,786	154,514
PRA Health Sciences, Inc.†	27,491	2,333,986
Prestige Brands Holdings, Inc.†	29,566	988,391
Progenics Pharmaceuticals, Inc.†#	39,219	298,064
Protagonist Therapeutics, Inc.†	6,319	46,002
Ra Pharmaceuticals, Inc.†#	8,961	61,831
Reata Pharmaceuticals, Inc., Class A†#	6,273	222,629
Rhythm Pharmaceuticals, Inc.†#	4,567	146,738
scPharmaceuticals, Inc.†	4,086	40,615
Spero Therapeutics, Inc.†	3,345	35,591
Supernus Pharmaceuticals, Inc.†	26,780	1,509,053
Synergy Pharmaceuticals, Inc.†#	137,871	219,215
Syros Pharmaceuticals, Inc.†#	8,572	106,550
Tetraphase Pharmaceuticals, Inc.†	28,528	106,409
TG Therapeutics, Inc.†#	28,468	381,471
TherapeuticsMD, Inc.†#	91,846	542,810
Trevena, Inc.†#	32,458	60,696

201

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Vanda Pharmaceuticals, Inc.†	24,417	$429,739
Voyager Therapeutics, Inc.†#	9,454	187,851
vTv Therapeutics, Inc., Class A†#	3,932	6,999
Zogenix, Inc.†#	18,977	807,471
Zynerba Pharmaceuticals, Inc.†#	6,467	69,003

		26,375,372

Medical - Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	40,702	803,457
Amphastar Pharmaceuticals, Inc.†	20,121	317,912
Dova Pharmaceuticals, Inc.†	3,464	76,173
Momenta Pharmaceuticals, Inc.†	41,916	989,218
Teligent, Inc.†#	22,799	63,609

		2,250,369

Medical - HMO — 0.4%
Magellan Health, Inc.†	13,364	1,222,138
Molina Healthcare, Inc.†	25,563	2,171,065
Tivity Health, Inc.†#	20,475	717,649
Triple-S Management Corp., Class B†	12,669	464,319

		4,575,171

Medical - Hospitals — 0.2%
Community Health Systems, Inc.†#	52,762	215,797
Select Medical Holdings Corp.†	59,556	1,077,964
Surgery Partners, Inc.†	10,461	169,991
Tenet Healthcare Corp.†	45,085	1,597,361

		3,061,113

Medical - Nursing Homes — 0.1%
Ensign Group, Inc.	27,115	992,680
Genesis Healthcare, Inc.†#	25,167	52,851
Kindred Healthcare, Inc.†	47,243	422,825
National HealthCare Corp.	6,223	413,207

		1,881,563

Medical - Outpatient/Home Medical — 0.5%
Addus HomeCare Corp.†	4,148	237,473
Amedisys, Inc.†	15,800	1,206,330
Chemed Corp.	8,725	2,844,350
Civitas Solutions, Inc.†	8,911	143,467
LHC Group, Inc.†	15,209	1,170,637
Providence Service Corp.†	6,272	451,584

		6,053,841

Medical - Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	33,710	549,473

Metal Processors & Fabrication — 0.5%
Ampco-Pittsburgh Corp.†	4,822	52,560
CIRCOR International, Inc.	9,160	440,871
DMC Global, Inc.	7,824	350,906
Global Brass & Copper Holdings, Inc.	12,026	377,617
Haynes International, Inc.	6,881	292,993
LB Foster Co., Class A†	4,616	107,091
Mueller Industries, Inc.	31,590	954,018
Park-Ohio Holdings Corp.	4,887	192,792
RBC Bearings, Inc.†	12,972	1,630,710
Rexnord Corp.†	57,745	1,684,999
Sun Hydraulics Corp.	15,251	758,890

		6,843,447

Metal Products - Distribution — 0.1%
Lawson Products, Inc.†	3,570	85,859
Olympic Steel, Inc.	5,093	117,801
Worthington Industries, Inc.	24,150	1,157,992

		1,361,652

Security Description	Shares	Value (Note 2)

Metal Products - Fasteners — 0.1%
Eastern Co.	3,095	$94,552
TriMas Corp.†	25,247	722,064

		816,616

Metal - Aluminum — 0.1%
Century Aluminum Co.†	27,647	489,905
Kaiser Aluminum Corp.	9,188	1,013,069

		1,502,974

Metal - Diversified — 0.0%
Ferroglobe Representation & Warranty Trust†(1)(2)	36,833	0

Metal - Iron — 0.1%
Cleveland-Cliffs, Inc.†#	165,281	1,398,277

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.	4,025	163,697
FreightCar America, Inc.	6,728	115,183
Hillenbrand, Inc.	35,121	1,638,394
John Bean Technologies Corp.	17,419	1,538,098

		3,455,372

Motion Pictures & Services — 0.1%
Eros International PLC†#	17,020	229,770
IMAX Corp.†	31,090	649,781

		879,551

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	20,514	260,528

Multimedia — 0.1%
E.W. Scripps Co., Class A	32,074	400,604
Entravision Communications Corp., Class A	36,725	146,900
Liberty Media Corp. - Liberty Braves, Series A†	5,519	137,754
Liberty Media Corp. - Liberty Braves, Series C†#	19,024	475,220
Media General, Inc. CVR†#(1)(2)	61,443	0

		1,160,478

Networking Products — 0.2%
A10 Networks, Inc.†	27,746	178,407
Calix, Inc.†	24,062	163,622
Extreme Networks, Inc.†	63,343	545,383
Infinera Corp.†#	81,802	719,858
NeoPhotonics Corp.†#	18,279	119,179
NETGEAR, Inc.†	17,350	1,048,807

		2,775,256

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	5,034	160,836

Non-Ferrous Metals — 0.1%
Materion Corp.	11,050	602,777
Uranium Energy Corp.†	75,676	113,514

		716,291

Non-Hazardous Waste Disposal — 0.2%
Advanced Disposal Services, Inc.†	34,743	812,291
Casella Waste Systems, Inc., Class A†	21,694	511,545
Covanta Holding Corp.	65,006	1,059,598

		2,383,434

Office Automation & Equipment — 0.0%
Eastman Kodak Co.†	9,154	46,685

Office Furnishings - Original — 0.3%
CompX International, Inc.	915	12,993
Herman Miller, Inc.	33,096	1,083,894
HNI Corp.	24,033	891,865
Interface, Inc.	33,112	751,642

202

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Furnishings - Original (continued)
Kimball International, Inc., Class B	20,219	$328,559
Knoll, Inc.	26,818	541,724
Steelcase, Inc., Class A	46,764	673,401

		4,284,078

Office Supplies & Forms — 0.1%
ACCO Brands Corp.	58,340	752,586

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.†#	35,874	651,472
Ensco PLC, Class A#	237,122	1,541,293
Noble Corp. PLC†#	135,437	753,030
Parker Drilling Co.†	74,474	32,768
Rowan Cos. PLC, Class A†	64,701	1,009,336

		3,987,899

Oil Companies - Exploration & Production — 1.4%
Abraxas Petroleum Corp.†	85,054	229,646
Approach Resources, Inc.†#	23,857	71,810
Bonanza Creek Energy, Inc.†	11,268	414,437
California Resources Corp.†#	23,642	868,607
Callon Petroleum Co.†#	111,806	1,323,783
Carrizo Oil & Gas, Inc.†#	42,905	1,083,780
Contango Oil & Gas Co.†	13,089	58,901
Denbury Resources, Inc.†#	220,492	937,091
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Earthstone Energy, Inc., Class A†#	10,212	90,274
Eclipse Resources Corp.†	48,455	78,497
Energy XXI Gulf Coast, Inc.†	16,399	123,320
EP Energy Corp., Class A†#	21,343	61,895
Evolution Petroleum Corp.	14,039	133,371
Gastar Exploration, Inc.†#	100,012	66,008
Halcon Resources Corp.†	76,268	369,137
HighPoint Resources Corp.†#	55,107	393,464
Isramco, Inc.†	406	45,634
Jagged Peak Energy, Inc.†#	31,796	383,142
Jones Energy, Inc., Class A†#	28,089	14,879
Lilis Energy, Inc.†#	23,718	140,885
Matador Resources Co.†#	53,906	1,513,141
Midstates Petroleum Co., Inc.†	6,207	81,808
Oasis Petroleum, Inc.†	148,112	1,929,899
Panhandle Oil and Gas, Inc., Class A	8,708	181,562
PDC Energy, Inc.†	36,666	2,217,926
Penn Virginia Corp.†	7,912	545,612
Resolute Energy Corp.†#	12,036	429,204
Ring Energy, Inc.†	27,707	382,634
Rosehill Resources, Inc.†#	1,397	10,645
Sanchez Energy Corp.†#	40,203	158,400
SandRidge Energy, Inc.†#	19,363	281,538
SilverBow Resources, Inc.†	3,867	111,215
SRC Energy, Inc.†#	133,892	1,732,562
Talos Energy, Inc.†	10,820	347,538
Ultra Petroleum Corp.†#	108,213	192,619
Unit Corp.†	28,719	627,223
W&T Offshore, Inc.†	52,002	356,214
WildHorse Resource Development Corp.†#	26,977	724,602

		18,712,903

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	21,011	1,009,579
Exterran Corp.†	17,807	490,761
Flotek Industries, Inc.†#	30,679	96,025
Forum Energy Technologies, Inc.†	44,702	632,533
Gulf Island Fabrication, Inc.	7,575	79,538
Natural Gas Services Group, Inc.†	6,876	158,492
Thermon Group Holdings, Inc.†	17,870	412,082

		2,879,010

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,202	$53,092
CVR Energy, Inc.#	8,757	330,402
Delek US Holdings, Inc.	44,370	2,474,959
Par Pacific Holdings, Inc.†	17,626	313,919
Trecora Resources†	10,896	151,999

		3,324,371

Oil - Field Services — 1.0%
Archrock, Inc.	74,059	855,381
Basic Energy Services, Inc.†	9,654	127,529
Bristow Group, Inc.	17,949	212,337
C&J Energy Services, Inc.†	27,868	750,207
CARBO Ceramics, Inc.†#	12,730	122,463
Era Group, Inc.†	10,918	141,170
Frank’s International NV#	27,632	203,924
FTS International, Inc.†	12,563	237,943
Helix Energy Solutions Group, Inc.†	77,999	592,792
Independence Contract Drilling, Inc.†	19,001	80,944
Keane Group, Inc.†#	29,578	433,318
Key Energy Services, Inc.†	5,720	96,840
Liberty Oilfield Services, Inc., Class A†#	8,201	174,353
Mammoth Energy Services, Inc.†	4,462	168,485
Matrix Service Co.†	14,559	282,445
McDermott International, Inc.†#	95,452	2,074,172
MRC Global, Inc.†	49,565	1,023,517
NCS Multistage Holdings, Inc.†#	5,881	89,509
Newpark Resources, Inc.†	46,686	506,543
Nine Energy Service, Inc.†#	4,510	157,038
NOW, Inc.†#	59,347	834,419
Oil States International, Inc.†	28,180	997,572
PHI, Inc.†	6,470	73,758
Pioneer Energy Services Corp.†	42,230	232,265
ProPetro Holding Corp.†#	31,626	514,555
Quintana Energy Services, Inc.†	3,394	28,815
Ranger Energy Services, Inc.†	3,284	32,183
SEACOR Holdings, Inc.†	9,119	476,285
Select Energy Services, Inc., Class A†	14,847	211,867
Solaris Oilfield Infrastructure, Inc., Class A†#	10,247	158,214
Superior Energy Services, Inc.†	84,447	923,006
TETRA Technologies, Inc.†	63,492	267,936

		13,081,785

Optical Recognition Equipment — 0.0%
Digimarc Corp.†#	5,716	167,193

Optical Supplies — 0.1%
STAAR Surgical Co.†	22,675	674,581

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	8,981	215,993
Neenah, Inc.	9,227	748,771
Orchids Paper Products Co.†#	5,056	20,123
P.H. Glatfelter Co.	24,086	421,264
Schweitzer-Mauduit International, Inc.	16,886	739,776
Verso Corp., Class A†	19,061	385,604

		2,531,531

Pastoral & Agricultural — 0.0%
Phibro Animal Health Corp., Class A	10,955	495,166

Patient Monitoring Equipment — 0.4%
Insulet Corp.†	32,238	3,023,602
Masimo Corp.†	24,872	2,463,572

		5,487,174

203

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Pharmacy Services — 0.1%
BioScrip, Inc.†#	64,402	$170,665
Diplomat Pharmacy, Inc.†	26,924	633,791

		804,456

Physical Therapy/Rehabilitation Centers — 0.3%
AAC Holdings, Inc.†#	6,352	68,347
Encompass Health Corp.	54,621	3,536,710
U.S. Physical Therapy, Inc.	6,711	626,472

		4,231,529

Pipelines — 0.1%
SemGroup Corp., Class A#	36,831	931,824
Tellurian, Inc.†#	33,994	380,393

		1,312,217

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.#	10,967	121,624
CECO Environmental Corp.	16,555	94,529
Hudson Technologies, Inc.†#	20,582	45,280

		261,433

Poultry — 0.1%
Sanderson Farms, Inc.	11,174	1,093,711

Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	22,029	1,443,560
Energous Corp.†#	10,438	192,372
Generac Holdings, Inc.†	33,761	1,691,089
Powell Industries, Inc.	4,887	165,230
SPX Corp.†	23,616	809,084
SunPower Corp.†#	33,139	278,036
Vicor Corp.†	9,291	407,410

		4,986,781

Precious Metals — 0.1%
Coeur Mining, Inc.†	102,770	828,326
Hecla Mining Co.	218,600	821,936

		1,650,262

Printing - Commercial — 0.4%
ARC Document Solutions, Inc.†	22,170	43,231
Cimpress NV†#	13,639	1,898,958
Deluxe Corp.	26,611	1,770,696
Ennis, Inc.	13,877	253,255
LSC Communications, Inc.	19,036	240,996
Quad/Graphics, Inc.	17,401	344,018
RR Donnelley & Sons Co.	38,904	242,761

		4,793,915

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	67,133	1,369,513

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Co.†	57,355	390,014
Scholastic Corp.	15,699	706,298

		1,096,312

Publishing - Newspapers — 0.2%
Daily Journal Corp.†#	616	139,216
Gannett Co., Inc.	62,351	659,050
New York Times Co., Class A#	69,638	1,584,265
tronc, Inc.†	11,109	178,188

		2,560,719

Publishing - Periodicals — 0.1%
Meredith Corp.#	21,949	1,105,132
Value Line, Inc.	608	12,263

		1,117,395

Security Description	Shares	Value (Note 2)

Quarrying — 0.1%
Compass Minerals International, Inc.#	18,800	$1,229,520

Racetracks — 0.4%
Churchill Downs, Inc.	7,473	2,237,416
Empire Resorts, Inc.†#	1,888	42,858
International Speedway Corp., Class A	13,409	559,155
Penn National Gaming, Inc.†	46,998	1,601,692
Speedway Motorsports, Inc.	6,453	107,765

		4,548,886

Radio — 0.1%
Beasley Broadcast Group, Inc., Class A	2,707	30,589
Entercom Communications Corp., Class A#	70,325	481,726
Saga Communications, Inc., Class A	2,092	81,065
Salem Media Group, Inc.	6,437	24,461
Townsquare Media, Inc., Class A	4,877	30,384

		648,225

Real Estate Investment Trusts — 6.4%
Acadia Realty Trust	46,003	1,184,577
AG Mtg. Investment Trust, Inc.	15,545	293,490
Agree Realty Corp.	15,700	831,158
Alexander & Baldwin, Inc.	37,811	805,752
Alexander’s, Inc.	1,181	457,638
American Assets Trust, Inc.	22,397	814,131
Americold Realty Trust	29,184	601,190
Anworth Mtg. Asset Corp.	53,934	273,445
Apollo Commercial Real Estate Finance, Inc.#	59,636	1,108,633
Ares Commercial Real Estate Corp.	14,854	205,282
Armada Hoffler Properties, Inc.	24,794	357,034
ARMOUR Residential REIT, Inc.#	23,094	535,088
Ashford Hospitality Trust, Inc.	42,635	314,220
Bluerock Residential Growth REIT, Inc.#	12,735	113,087
Braemar Hotels & Resorts, Inc.	14,706	161,766
Capstead Mtg. Corp.	52,904	484,072
CareTrust REIT, Inc.	41,823	689,661
CatchMark Timber Trust, Inc., Class A	24,023	305,092
CBL & Associates Properties, Inc.#	93,502	473,120
Cedar Realty Trust, Inc.	48,901	214,675
Chatham Lodging Trust	24,770	514,968
Cherry Hill Mtg. Investment Corp.	6,505	116,960
Chesapeake Lodging Trust	32,812	1,057,531
City Office REIT, Inc.	19,510	241,924
Clipper Realty, Inc.#	8,734	77,995
CorEnergy Infrastructure Trust, Inc.	6,596	238,709
CorePoint Lodging, Inc.†	22,624	630,983
Cousins Properties, Inc.	231,917	2,184,658
CYS Investments, Inc.	85,829	628,268
DiamondRock Hospitality Co.	110,941	1,412,279
Dynex Capital, Inc.	28,947	187,577
Easterly Government Properties, Inc.#	23,391	473,668
EastGroup Properties, Inc.	18,872	1,759,437
Education Realty Trust, Inc.	42,210	1,542,353
Ellington Residential Mortgage REIT#	5,067	58,575
Exantas Capital Corp.#	16,736	168,866
First Industrial Realty Trust, Inc.	65,991	2,173,084
Four Corners Property Trust, Inc.	34,212	783,113
Franklin Street Properties Corp.#	57,970	448,688
Front Yard Residential Corp.	27,518	289,489
GEO Group, Inc.	67,894	1,683,771
Getty Realty Corp.	17,160	448,048
Gladstone Commercial Corp.	15,569	292,697
Global Medical REIT, Inc.	10,076	90,079
Global Net Lease, Inc.#	37,595	742,125
Government Properties Income Trust#	54,059	785,477
Gramercy Property Trust	88,783	2,447,747

204

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Great Ajax Corp.#	8,700	$114,927
Healthcare Realty Trust, Inc.	68,053	1,853,764
Hersha Hospitality Trust	21,517	457,667
Independence Realty Trust, Inc.	46,515	451,196
Industrial Logistics Properties Trust	11,204	238,421
InfraREIT, Inc.†	23,541	502,836
Invesco Mtg. Capital, Inc.	62,363	1,012,152
Investors Real Estate Trust	66,871	372,472
iStar, Inc.†#	36,517	395,479
Jernigan Capital, Inc.#	7,310	144,373
Kite Realty Group Trust	45,931	720,657
KKR Real Estate Finance Trust, Inc.#	8,583	174,664
LaSalle Hotel Properties	63,136	2,165,565
Lexington Realty Trust	120,154	1,036,929
LTC Properties, Inc.	21,827	897,963
Mack-Cali Realty Corp.	50,222	992,889
MedEquities Realty Trust, Inc.	15,893	166,559
Monmouth Real Estate Investment Corp.	41,200	636,540
MTGE Investment Corp.	25,378	506,291
National Health Investors, Inc.	22,331	1,648,474
National Storage Affiliates Trust	27,920	785,110
New Senior Investment Group, Inc.	45,528	340,549
New York Mortgage Trust, Inc.#	61,808	380,737
NexPoint Residential Trust, Inc.	9,638	267,165
NorthStar Realty Europe Corp.	30,193	423,004
One Liberty Properties, Inc.	8,124	207,325
Orchid Island Capital, Inc.#	28,131	207,325
Owens Realty Mortgage, Inc.#	5,432	91,312
Pebblebrook Hotel Trust#	38,194	1,559,079
Pennsylvania Real Estate Investment Trust#	37,971	418,061
PennyMac Mtg. Investment Trust	33,643	629,797
Physicians Realty Trust	99,864	1,519,930
PotlatchDeltic Corp.	33,380	1,685,690
Preferred Apartment Communities, Inc., Class A	21,260	311,884
PS Business Parks, Inc.	10,965	1,343,870
QTS Realty Trust, Inc., Class A	27,352	1,031,991
Quality Care Properties, Inc.†	52,434	1,098,492
Ramco-Gershenson Properties Trust#	43,597	536,243
Redwood Trust, Inc.	42,486	695,071
Retail Opportunity Investments Corp.	60,066	1,088,396
Rexford Industrial Realty, Inc.#	42,879	1,340,826
RLJ Lodging Trust	94,107	2,202,104
Ryman Hospitality Properties, Inc.	24,525	2,057,157
Sabra Health Care REIT, Inc.#	98,405	2,039,936
Saul Centers, Inc.	6,292	311,832
Select Income REIT	35,126	758,722
Seritage Growth Properties, Class A#	14,171	590,364
STAG Industrial, Inc.	52,549	1,399,905
Summit Hotel Properties, Inc.	57,501	879,190
Sunstone Hotel Investors, Inc.	125,175	2,176,793
Sutherland Asset Management Corp.	9,749	152,084
Terreno Realty Corp.	30,153	1,149,131
Tier REIT, Inc.	26,451	580,864
UMH Properties, Inc.	17,243	253,645
Universal Health Realty Income Trust	7,032	437,179
Urban Edge Properties	57,353	1,254,310
Urstadt Biddle Properties, Inc., Class A	16,381	357,925
Washington Prime Group, Inc.#	103,455	752,118
Washington Real Estate Investment Trust	43,759	1,255,008
Western Asset Mtg. Capital Corp.#	22,659	239,506
Whitestone REIT#	20,657	252,842
Xenia Hotels & Resorts, Inc.	59,701	1,502,674

		82,757,144

Security Description	Shares	Value (Note 2)

Real Estate Management/Services — 0.2%
Farmland Partners, Inc.#	17,615	$149,904
Griffin Industrial Realty, Inc.	385	15,916
HFF, Inc., Class A	20,379	687,180
Marcus & Millichap, Inc.†	8,890	333,019
Newmark Group, Inc., Class A	12,885	173,045
RE/MAX Holdings, Inc., Class A	9,879	514,696
Redfin Corp.†#	32,294	713,697
Safety Income and Growth, Inc.#	5,742	110,132

		2,697,589

Real Estate Operations & Development — 0.1%
Community Healthcare Trust, Inc.#	9,538	264,203
Consolidated-Tomoka Land Co.	2,155	129,451
Forestar Group, Inc.†	5,827	136,352
FRP Holdings, Inc.†	3,635	206,468
Maui Land & Pineapple Co., Inc.†	3,722	45,036
RMR Group, Inc., Class A	3,895	294,462
St. Joe Co.†#	24,608	438,022
Stratus Properties, Inc.†	3,272	102,414
Transcontinental Realty Investors, Inc.†	930	32,559
Trinity Place Holdings, Inc.†#	10,060	70,219

		1,719,186

Recreational Centers — 0.1%
Planet Fitness, Inc., Class A†	47,983	1,901,566

Recreational Vehicles — 0.2%
Camping World Holdings, Inc., Class A#	17,609	334,571
LCI Industries	13,445	1,179,127
Malibu Boats, Inc., Class A†	11,420	489,690
MCBC Holdings, Inc.†	10,201	300,827

		2,304,215

Recycling — 0.0%
Aqua Metals, Inc.†#	12,615	43,774

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	35,152	1,398,347
Avis Budget Group, Inc.†	40,151	1,565,487
CAI International, Inc.†	9,079	217,987
Herc Holdings, Inc.†	13,432	734,059
Hertz Global Holdings, Inc.†	30,346	457,921
McGrath RentCorp	12,992	845,519
Rent-A-Center, Inc.#	23,752	225,406
Textainer Group Holdings, Ltd.†#	15,043	254,979

		5,699,705

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.#	11,870	1,427,249
SeaWorld Entertainment, Inc.†#	37,954	673,683

		2,100,932

Retail - Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	37,888	903,629
American Eagle Outfitters, Inc.	89,997	1,997,933
Ascena Retail Group, Inc.†#	95,686	311,936
Boot Barn Holdings, Inc.†	10,889	257,852
Buckle, Inc.#	15,951	402,763
Caleres, Inc.	23,338	827,566
Cato Corp., Class A	12,627	288,274
Chico’s FAS, Inc.	70,406	595,635
Children’s Place, Inc.#	9,568	1,231,880
DSW, Inc., Class A#	36,433	870,020
Duluth Holdings, Inc., Class B†#	5,324	92,318
Express, Inc.†	42,786	364,109
Finish Line, Inc., Class A	22,054	300,155

205

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Apparel/Shoe (continued)
Francesca’s Holdings Corp.†#	20,177	$119,246
Genesco, Inc.†	10,790	471,523
Guess?, Inc.	33,238	651,465
J. Jill, Inc.†	7,944	62,281
Shoe Carnival, Inc.	6,378	205,435
Tailored Brands, Inc.	27,240	893,744
Tilly’s, Inc., Class A	7,277	100,132
Vera Bradley, Inc.†	10,898	126,962
Winmark Corp.	1,197	171,410

		11,246,268

Retail - Appliances — 0.0%
Conn’s, Inc.†#	10,431	241,478

Retail - Automobile — 0.3%
America’s Car-Mart, Inc.†	3,821	238,430
Asbury Automotive Group, Inc.†	10,287	715,461
Group 1 Automotive, Inc.	11,010	773,562
Lithia Motors, Inc., Class A#	13,056	1,276,224
Rush Enterprises, Inc., Class A†	16,890	726,777
Rush Enterprises, Inc., Class B†	2,831	119,921
Sonic Automotive, Inc., Class A#	13,989	297,966

		4,148,341

Retail - Bookstores — 0.0%
Barnes & Noble Education, Inc.†	21,416	135,777
Barnes & Noble, Inc.	32,987	192,974

		328,751

Retail - Building Products — 0.3%
At Home Group, Inc.†	6,044	209,183
Beacon Roofing Supply, Inc.†	37,814	1,584,407
BMC Stock Holdings, Inc.†	36,310	738,908
Foundation Building Materials, Inc.†	8,233	126,377
GMS, Inc.†	18,036	540,178
Lumber Liquidators Holdings, Inc.†#	15,602	330,138
Tile Shop Holdings, Inc.	22,300	160,560

		3,689,751

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	6,414	189,790
PCM, Inc.†#	5,232	63,831

		253,621

Retail - Discount — 0.2%
Big Lots, Inc.#	23,636	966,949
Citi Trends, Inc.	7,379	221,444
Fred’s, Inc., Class A#	19,947	28,125
Ollie’s Bargain Outlet Holdings, Inc.†	26,403	1,866,692

		3,083,210

Retail - Hair Salons — 0.0%
Regis Corp.†	19,707	340,734

Retail - Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	5,638	155,891
Haverty Furniture Cos., Inc.	10,420	208,400
Kirkland’s, Inc.†	8,495	108,991
La-Z-Boy, Inc.	25,961	809,983
Pier 1 Imports, Inc.	44,365	105,589
RH†#	11,144	1,089,103

		2,477,957

Retail - Jewelry — 0.0%
Movado Group, Inc.#	8,420	413,422

Security Description	Shares	Value (Note 2)

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	11,745	$275,420
Party City Holdco, Inc.†#	19,406	285,268

		560,688

Retail - Major Department Stores — 0.0%
J.C. Penney Co., Inc.†#	172,050	416,361
Sears Holdings Corp.†#	6,593	18,526

		434,887

Retail - Misc./Diversified — 0.3%
Container Store Group, Inc.†#	8,879	68,013
Five Below, Inc.†	29,966	2,118,896
Gaia, Inc.†#	4,859	92,321
Hudson, Ltd., Class A†	22,082	386,876
PriceSmart, Inc.	12,255	1,037,386

		3,703,492

Retail - Office Supplies — 0.1%
Office Depot, Inc.	284,075	670,417

Retail - Pawn Shops — 0.2%
EZCORP, Inc., Class A†#	27,685	343,294
FirstCash, Inc.	25,713	2,333,455

		2,676,749

Retail - Pet Food & Supplies — 0.1%
Freshpet, Inc.†#	13,780	314,184
PetIQ, Inc.†#	4,324	82,805
PetMed Express, Inc.#	10,953	393,979

		790,968

Retail - Regional Department Stores — 0.1%
Dillard’s, Inc., Class A#	7,548	614,634

Retail - Restaurants — 1.4%
Biglari Holdings, Inc., Class A†	56	59,920
Biglari Holdings, Inc., Class B†	564	121,367
BJ’s Restaurants, Inc.	11,170	625,520
Bloomin’ Brands, Inc.	50,246	1,066,220
Bojangles’, Inc.†	9,720	143,856
Brinker International, Inc.#	25,820	1,129,109
Cannae Holdings, Inc.†	34,280	685,257
Carrols Restaurant Group, Inc.†	19,135	244,928
Cheesecake Factory, Inc.	23,768	1,231,420
Chuy’s Holdings, Inc.†	9,199	270,911
Cracker Barrel Old Country Store, Inc.#	10,665	1,671,312
Dave & Buster’s Entertainment, Inc.†#	22,591	940,689
Del Frisco’s Restaurant Group, Inc.†	11,727	155,383
Del Taco Restaurants, Inc.†	18,288	220,188
Denny’s Corp.†	35,505	541,451
Dine Brands Global, Inc.#	9,547	605,757
El Pollo Loco Holdings, Inc.†	11,274	119,504
Fiesta Restaurant Group, Inc.†	14,311	355,628
Habit Restaurants, Inc., Class A†#	11,198	98,542
J Alexander’s Holdings, Inc.†	7,144	85,728
Jack in the Box, Inc.	16,328	1,317,180
Nathan’s Famous, Inc.	1,579	135,084
Noodles & Co.†	6,494	56,173
Papa John’s International, Inc.	14,407	739,800
Potbelly Corp.†	12,690	168,777
Red Robin Gourmet Burgers, Inc.†	7,140	359,499
Ruth’s Hospitality Group, Inc.	16,216	430,535
Shake Shack, Inc., Class A†#	12,378	737,976
Sonic Corp.#	20,656	501,528
Texas Roadhouse, Inc.	37,125	2,300,636

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants (continued)
Wingstop, Inc.	16,111	$815,378
Zoe’s Kitchen, Inc.†#	10,589	96,148

		18,031,404

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.#	11,273	92,439
Hibbett Sports, Inc.†#	10,612	280,687
Sportsman’s Warehouse Holdings, Inc.†#	20,067	103,947
Zumiez, Inc.†	10,219	247,811

		724,884

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	7,544	60,352

Retail - Vision Service Center — 0.1%
National Vision Holdings, Inc.†	16,902	615,233

Retail - Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†#	37,610	120,352
Vitamin Shoppe, Inc.†#	11,833	60,348

		180,700

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	13,615	148,540

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.#	28,534	733,324

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	12,969	254,192
Proto Labs, Inc.†	13,756	1,658,974
Trinseo SA	24,620	1,780,026

		3,693,192

Satellite Telecom — 0.1%
Globalstar, Inc.†#	315,627	171,165
Intelsat SA†#	20,114	359,035
Iridium Communications, Inc.†#	46,472	706,374
Loral Space & Communications, Inc.†	7,128	273,715

		1,510,289

Savings & Loans/Thrifts — 1.7%
Banc of California, Inc.#	24,106	467,656
BankFinancial Corp.	7,821	139,292
Beneficial Bancorp, Inc.	37,696	616,330
Berkshire Hills Bancorp, Inc.	22,154	870,652
BofI Holding, Inc.†#	32,791	1,351,317
Brookline Bancorp, Inc.	41,641	757,866
BSB Bancorp, Inc.†	4,632	156,793
Capitol Federal Financial, Inc.	71,253	936,264
Charter Financial Corp.	6,826	167,442
Community Bankers Trust Corp.†	11,901	116,035
Dime Community Bancshares, Inc.	17,564	357,427
Entegra Financial Corp.†	3,719	105,992
ESSA Bancorp, Inc.	4,919	78,114
First Defiance Financial Corp.	5,503	343,993
First Financial Northwest, Inc.	4,487	77,984
Flagstar Bancorp, Inc.†	11,818	411,148
Flushing Financial Corp.	15,401	411,053
Greene County Bancorp, Inc.#	1,687	50,863
Hingham Institution for Savings	719	154,053
Home Bancorp, Inc.	3,637	160,101
HomeTrust Bancshares, Inc.†	9,249	248,798
Investors Bancorp, Inc.	141,874	1,892,599
Malvern Bancorp, Inc.†	3,563	94,063
Meridian Bancorp, Inc.	26,556	519,170
Meta Financial Group, Inc.	5,147	582,383
MutualFirst Financial, Inc.	3,398	130,483

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts (continued)
Northfield Bancorp, Inc.	23,869	$390,019
Northwest Bancshares, Inc.#	52,498	905,066
OceanFirst Financial Corp.	22,171	650,054
Oconee Federal Financial Corp.#	690	20,183
Oritani Financial Corp.	21,935	348,766
Pacific Premier Bancorp, Inc.†	21,733	897,573
Provident Financial Holdings, Inc.	3,051	55,986
Provident Financial Services, Inc.	34,204	955,660
Prudential Bancorp, Inc.	4,503	78,307
Riverview Bancorp, Inc.	11,857	103,749
SI Financial Group, Inc.	6,227	93,716
Southern Missouri Bancorp, Inc.	3,763	137,575
Sterling Bancorp	118,261	2,903,308
Territorial Bancorp, Inc.	4,276	130,760
Timberland Bancorp, Inc.	3,450	112,608
United Community Financial Corp.	27,165	284,146
United Financial Bancorp, Inc.	28,060	488,805
Washington Federal, Inc.	47,690	1,547,540
Waterstone Financial, Inc.	14,163	245,728
WSFS Financial Corp.	16,758	877,281

		22,424,701

Schools — 0.6%
Adtalem Global Education, Inc.†	33,429	1,596,235
American Public Education, Inc.†	8,767	373,474
Bridgepoint Education, Inc.†	14,552	100,263
Cambium Learning Group, Inc.†	7,665	76,727
Capella Education Co.	6,380	605,781
Career Education Corp.†	37,511	577,294
Grand Canyon Education, Inc.†	26,020	2,890,822
K12, Inc.†	21,340	344,428
Laureate Education, Inc., Class A†	30,671	497,790
Strayer Education, Inc.	5,888	643,558

		7,706,372

Security Services — 0.2%
Alarm.com Holdings, Inc.†#	11,465	509,390
Ascent Capital Group, Inc., Class A†	6,106	11,968
Brink’s Co.	25,436	2,015,803

		2,537,161

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	7,268	80,602

Semiconductor Components - Integrated Circuits — 0.5%
Aquantia Corp.†#	3,957	47,326
Cirrus Logic, Inc.†	35,297	1,322,932
Integrated Device Technology, Inc.†	74,318	2,470,330
MaxLinear, Inc.†#	34,138	626,432
Power Integrations, Inc.	15,909	1,195,561
Sigma Designs, Inc.†	21,136	131,043

		5,793,624

Semiconductor Equipment — 1.0%
Axcelis Technologies, Inc.†	16,991	361,059
Brooks Automation, Inc.	38,572	1,260,533
Cabot Microelectronics Corp.	13,999	1,584,267
Cohu, Inc.	15,420	370,388
Entegris, Inc.	78,803	2,765,985
FormFactor, Inc.†	39,922	540,943
MKS Instruments, Inc.	29,896	3,354,331
Nanometrics, Inc.†	13,524	567,602
Photronics, Inc.†	37,071	322,518
Rudolph Technologies, Inc.†	17,317	580,120
Ultra Clean Holdings, Inc.†	20,970	369,491

207

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Veeco Instruments, Inc.†	26,166	$446,130
Xcerra Corp.†	30,023	413,417

		12,936,784

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	19,991	579,739
Atkore International Group, Inc.†	18,383	397,073
Mueller Water Products, Inc., Class A	85,483	1,018,103
Northwest Pipe Co.†	5,288	111,312
Omega Flex, Inc.	1,616	112,377
TimkenSteel Corp.†#	21,980	385,309

		2,603,913

Steel - Producers — 0.4%
AK Steel Holding Corp.†#	174,955	790,797
Carpenter Technology Corp.	25,718	1,541,537
Commercial Metals Co.	64,118	1,515,749
Ryerson Holding Corp.†	8,869	109,532
Schnitzer Steel Industries, Inc., Class A	14,667	456,877
Shiloh Industries, Inc.†	8,020	83,248

		4,497,740

Steel - Specialty — 0.2%
Allegheny Technologies, Inc.†#	69,700	1,987,844

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	24,378	1,111,637
Wesco Aircraft Holdings, Inc.†	30,914	355,511

		1,467,148

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	16,815	447,783

Telecom Equipment - Fiber Optics — 0.4%
Acacia Communications, Inc.†	10,445	337,791
Ciena Corp.†	79,563	1,833,927
Clearfield, Inc.†	6,379	68,893
Finisar Corp.†#	63,237	1,025,072
Harmonic, Inc.†	44,581	171,637
KVH Industries, Inc.†	8,635	95,417
Oclaro, Inc.†	93,034	796,371
Viavi Solutions, Inc.†	126,959	1,207,380

		5,536,488

Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.#	36,254	406,407
GTT Communications, Inc.†#	17,174	807,178
Hawaiian Telcom Holdco, Inc.†	3,312	87,072
HC2 Holdings, Inc.†	23,059	141,813
Ooma, Inc.†	9,754	115,585
ORBCOMM, Inc.†	37,660	363,796
RigNet, Inc.†	7,393	87,607
Spok Holdings, Inc.	11,009	169,539
Vonage Holdings Corp.†	114,115	1,306,617

		3,485,614

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	26,939	375,799
Casa Systems, Inc.†	3,865	74,247
Comtech Telecommunications Corp.	12,731	398,480
Plantronics, Inc.	18,266	1,330,678
Preformed Line Products Co.	1,692	130,369

		2,309,573

Telephone - Integrated — 0.1%
Cincinnati Bell, Inc.†	23,284	286,393
Frontier Communications Corp.#	43,621	324,104

Security Description	Shares	Value (Note 2)

Telephone - Integrated (continued)
IDT Corp., Class B	9,645	$47,261
Shenandoah Telecommunications Co.#	25,763	821,840
Windstream Holdings, Inc.#	20,299	111,847

		1,591,445

Television — 0.4%
Central European Media Enterprises, Ltd., Class A†#	45,712	173,706
Gray Television, Inc.†	44,588	490,468
Nexstar Media Group, Inc., Class A#	24,321	1,612,482
Sinclair Broadcast Group, Inc., Class A#	39,582	1,084,547
World Wrestling Entertainment, Inc., Class A#	23,440	1,356,941

		4,718,144

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	7,102	195,305
Unifi, Inc.†	8,535	268,938

		464,243

Textile - Products — 0.0%
Culp, Inc.	6,074	188,598

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A#	29,550	437,340
National CineMedia, Inc.	34,317	254,289
Reading International, Inc., Class A†	9,204	143,950

		835,579

Therapeutics — 0.6%
Akebia Therapeutics, Inc.†	24,816	243,693
Anika Therapeutics, Inc.†	7,971	324,101
Calithera Biosciences, Inc.†	16,982	87,457
Cara Therapeutics, Inc.†#	14,814	231,691
Concert Pharmaceuticals, Inc.†	9,935	202,972
Dyax Corp. CVR†(1)(2)	82,437	325,626
Flexion Therapeutics, Inc.†#	18,169	492,561
G1 Therapeutics, Inc.†	7,491	324,435
La Jolla Pharmaceutical Co.†#	9,693	302,422
Mersana Therapeutics, Inc.†#	6,202	129,808
Portola Pharmaceuticals, Inc.†#	31,521	1,265,568
Recro Pharma, Inc.†	7,553	41,164
Sarepta Therapeutics, Inc.†#	33,882	3,179,826
Xencor, Inc.†#	21,114	844,771

		7,996,095

Tobacco — 0.2%
Turning Point Brands, Inc.	2,855	77,313
Universal Corp.	13,719	907,512
Vector Group, Ltd.	54,440	1,056,136

		2,040,961

Toys — 0.0%
Funko, Inc., Class A†#	5,835	58,000

Transactional Software — 0.1%
ACI Worldwide, Inc.†	64,653	1,561,370
InnerWorkings, Inc.†	25,536	224,461

		1,785,831

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	32,604	684,684
Atlas Air Worldwide Holdings, Inc.†	12,912	879,953

		1,564,637

Transport - Equipment & Leasing — 0.2%
GATX Corp.	21,209	1,524,927
Greenbrier Cos., Inc.#	15,344	762,597
Willis Lease Finance Corp.†	1,912	60,974

		2,348,498

208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Marine — 0.4%
Ardmore Shipping Corp.†	17,888	$144,893
Costamare, Inc.	28,172	205,374
DHT Holdings, Inc.#	47,391	196,199
Dorian LPG, Ltd.†	12,452	100,612
Eagle Bulk Shipping, Inc.†	21,308	122,947
Frontline, Ltd.#	42,693	245,058
GasLog, Ltd.	22,663	407,934
Genco Shipping & Trading, Ltd.†	4,261	78,104
Gener8 Maritime, Inc.†#	26,169	174,809
Golar LNG, Ltd.#	53,291	1,384,500
International Seaways, Inc.†#	16,313	340,942
Navios Maritime Acquisition Corp.#	45,735	34,553
Navios Maritime Holdings, Inc.†#	50,817	41,335
Nordic American Tankers, Ltd.#	77,203	182,971
Overseas Shipholding Group, Inc., Class A†	25,106	91,386
Safe Bulkers, Inc.†#	27,293	97,436
Scorpio Bulkers, Inc.	33,366	245,240
Scorpio Tankers, Inc.#	149,415	433,303
Ship Finance International, Ltd.#	33,182	472,843
Teekay Corp.#	34,844	278,055
Teekay Tankers, Ltd., Class A#	112,797	125,205

		5,403,699

Transport - Services — 0.2%
Echo Global Logistics, Inc.†	14,644	407,103
Hub Group, Inc., Class A†	18,099	904,045
Matson, Inc.	23,390	800,874
Radiant Logistics, Inc.†	20,763	84,090

		2,196,112

Transport - Truck — 0.7%
ArcBest Corp.	14,366	681,667
Covenant Transportation Group, Inc., Class A†	6,586	198,107
Daseke, Inc.†	18,252	173,759
Forward Air Corp.	16,404	973,085
Heartland Express, Inc.#	26,222	489,827
Knight-Swift Transportation Holdings, Inc.	69,603	2,831,450
Marten Transport, Ltd.	21,615	492,822
Roadrunner Transportation Systems, Inc.†	16,945	30,671
Saia, Inc.†	14,036	1,156,566
Schneider National, Inc., Class B#	23,177	683,258
Universal Logistics Holdings, Inc.	4,631	115,312
Werner Enterprises, Inc.	26,445	1,036,644
YRC Worldwide, Inc.†	18,321	196,401

		9,059,569

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	40,285	590,175

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	11,231	147,688

Veterinary Diagnostics — 0.2%
Heska Corp.†	3,641	389,368
Kindred Biosciences, Inc.†	14,104	143,861
Neogen Corp.†	27,815	2,105,874

		2,639,103

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	4,999	51,390
Natural Health Trends Corp.	4,073	89,769
Nature’s Sunshine Products, Inc.†	5,953	53,874
USANA Health Sciences, Inc.†	6,292	736,164

		931,197

Security Description	Shares	Value (Note 2)

Water — 0.3%
American States Water Co.	20,137	$1,133,310
Artesian Resources Corp., Class A	4,354	169,806
California Water Service Group	26,641	1,072,300
Connecticut Water Service, Inc.	6,586	424,929
Consolidated Water Co., Ltd.	8,100	106,515
Global Water Resources, Inc.	5,626	51,422
Middlesex Water Co.	8,815	391,739
SJW Group	9,070	572,589
York Water Co.	7,116	233,049

		4,155,659

Water Treatment Systems — 0.1%
AquaVenture Holdings, Ltd.†	6,421	93,554
Energy Recovery, Inc.†#	20,104	167,064
Evoqua Water Technologies Corp.†	27,577	531,960
Pure Cycle Corp.†	9,487	88,704

		881,282

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	31,594	282,766
NIC, Inc.	35,564	545,907
Q2 Holdings, Inc.†	17,684	1,010,641
Web.com Group, Inc.†	21,281	416,044

		2,255,358

Web Portals/ISP — 0.1%
Blucora, Inc.†	24,568	932,356
Meet Group, Inc.†#	37,131	135,528

		1,067,884

Wire & Cable Products — 0.2%
Belden, Inc.	23,337	1,289,603
Encore Wire Corp.	11,239	543,968
General Cable Corp.#	27,856	825,930
Insteel Industries, Inc.	10,090	315,615

		2,975,116

Wireless Equipment — 0.4%
Aerohive Networks, Inc.†	17,758	71,210
CalAmp Corp.†	19,181	407,021
Gogo, Inc.†#	31,610	162,159
InterDigital, Inc.	19,206	1,514,393
Quantenna Communications, Inc.†	12,242	195,872
Ubiquiti Networks, Inc.†#	12,437	1,027,172
ViaSat, Inc.†#	30,200	1,890,822

		5,268,649

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†#	21,131	183,417

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	20,894	772,242
ViewRay, Inc.†#	16,956	122,253

		894,495

Total Common Stocks
(cost $818,381,429)		1,233,819,171

WARRANTS — 0.0%
Finance - Other Services — 0.0%
Emergent Capital, Inc.† Expires 10/01/2019 (strike price $10.75) (cost $0)	1,320	0

Total Long-Term Investment Securities
(cost $818,381,429)		1,233,819,171

209

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.3%
Registered Investment Companies — 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(3)(4)	62,404,238	$62,404,238

U.S. Government Treasuries — 0.5%
United States Treasury Bills
1.80% due 07/05/2018(5)	$2,000,000	1,996,690
1.82% due 08/23/2018(5)	3,000,000	2,987,144
1.84% due 08/09/2018(5)	740,000	737,365
1.92% due 10/04/2018(5)	500,000	496,645

		6,217,844

Total Short-Term Investment Securities
(cost $68,622,329)		68,622,082

REPURCHASE AGREEMENTS — 4.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount $57,103,444 collateralized by $63,675,000 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2026 and having an approximate value of $58,247,470 (cost $57,103,000)	57,103,000	57,103,000

TOTAL INVESTMENTS
(cost $944,106,758)(6)	105.0%	1,359,544,253
Liabilities in excess of other assets	(5.0)	(65,114,429)

NET ASSETS	100.0%	$1,294,429,824

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $337,731 representing 0.0% of net assets.
(3)	At May 31, 2018, the Fund had loaned securities with a total value of $219,314,268. This was secured by collateral of $62,404,238, which was received in cash and subsequently invested in short-term investments currently valued at $62,404,238 as reported in the Portfolio of Investments. Additional collateral of $163,923,930 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$9,336,165
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	3,780,509
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	2,485,779
United States Treasury Bills	0.00%	06/07/2018 to 11/08/2018	14,275,543
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	134,045,934

(4)	The rate shown is the 7-day yield as of May 31, 2018.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
786	Long	Russell 2000 Mini Index	June 2018	$62,652,621	$64,224,060	$1,571,439

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Finance - Commercial	$700,377	$—	$9,676	$710,053
Medical - Biomedical/Gene	62,175,289	—	2,429	62,177,718
Metal - Diversified	—	—	0	0
Multimedia	1,160,478	—	0	1,160,478
Oil Companies - Exploration & Production	18,712,903	—	0	18,712,903
Therapeutics	7,670,469	—	325,626	7,996,095
Other Industries	1,143,061,924	—	—	1,143,061,924
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	62,404,238	—	—	62,404,238
U.S. Government Treasuries	—	6,217,844	—	6,217,844
Repurchase Agreements	—	57,103,000	—	57,103,000

Total Investment at Value	$1,295,885,678	$63,320,844	$337,731	$1,359,544,253

210

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:+
Futures Contracts	$1,571,439	$—	$—	$1,571,439

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

211

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Banks — Commercial	11.7%
Chemicals — Specialty	4.4
Retail — Restaurants	4.4
Paper & Related Products	3.5
Metal Processors & Fabrication	3.3
Real Estate Investment Trusts	3.2
Chemicals — Diversified	3.2
Electric — Integrated	2.8
Building & Construction Products — Misc.	2.8
Time Deposits	2.7
Printing — Commercial	2.6
Consumer Products — Misc.	2.5
Food — Misc./Diversified	2.3
Investment Management/Advisor Services	2.3
Oil Companies — Exploration & Production	2.2
Insurance — Property/Casualty	2.1
Diversified Operations	2.1
Building Products — Cement	1.9
Computer Services	1.8
Machinery — Electrical	1.8
Oil — Field Services	1.7
Chemicals — Plastics	1.7
Electronic Measurement Instruments	1.5
Containers — Metal/Glass	1.5
Wire & Cable Products	1.4
Auto/Truck Parts & Equipment — Replacement	1.4
Medical Imaging Systems	1.4
Batteries/Battery Systems	1.4
Investment Companies	1.2
Miscellaneous Manufacturing	1.2
Machinery — General Industrial	1.2
Steel Pipe & Tube	1.2
Electric Products — Misc.	1.1
Identification Systems	1.1
Oil & Gas Drilling	1.0
Insurance — Reinsurance	1.0
Footwear & Related Apparel	0.9
Beverages — Non-alcoholic	0.9
Quarrying	0.9
Diversified Operations/Commercial Services	0.9
Office Supplies & Forms	0.9
Publishing — Newspapers	0.9
Medical — Drugs	0.9
Registered Investment Companies	0.7
E-Marketing/Info	0.7
Networking Products	0.7
Human Resources	0.6
Electronic Components — Misc.	0.6
Lasers — System/Components	0.6
Computers — Integrated Systems	0.6
Retail — Apparel/Shoe	0.5
Dental Supplies & Equipment	0.5
Medical — Biomedical/Gene	0.5
Apparel Manufacturers	0.4
Electronic Components — Semiconductors	0.4
Food — Confectionery	0.3
Food — Retail	0.3
Medical Products	0.3
Finance — Leasing Companies	0.3
Machinery — Pumps	0.3
Telecom Services	0.3
Cosmetics & Toiletries	0.2
Oil Field Machinery & Equipment	0.2
X-Ray Equipment	0.2
Building Products — Doors & Windows	0.2
Commercial Services — Finance	0.1
Textile — Products	0.1

100.5%

*	Calculated as a percentage of net assets

212

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.5%
Apparel Manufacturers — 0.4%
Delta Apparel, Inc.†	70,428	$1,326,864

Auto/Truck Parts & Equipment - Replacement — 1.4%
Douglas Dynamics, Inc.	93,678	4,313,872

Banks - Commercial — 11.7%
Associated Banc-Corp.	164,978	4,553,393
First Citizens BancShares, Inc., Class A	18,706	8,217,359
Fulton Financial Corp.	57,713	1,007,092
Hancock Holding Co.†	77,642	3,901,510
IBERIABANK Corp.	43,530	3,478,047
Renasant Corp.	114,314	5,477,927
South State Corp.	21,193	1,897,303
UMB Financial Corp.	87,883	6,771,385

		35,304,016

Batteries/Battery Systems — 1.4%
EnerSys	51,589	4,122,477

Beverages - Non-alcoholic — 0.9%
Cott Corp.	179,331	2,829,843

Building & Construction Products - Misc. — 2.8%
Quanex Building Products Corp.	24,468	411,063
Simpson Manufacturing Co., Inc.	125,001	7,913,813

		8,324,876

Building Products - Cement — 1.9%
Eagle Materials, Inc.#	53,128	5,758,013

Building Products - Doors & Windows — 0.2%
Griffon Corp.	20,925	474,997

Chemicals - Diversified — 3.2%
Innophos Holdings, Inc.	17,761	844,180
Innospec, Inc.	85,960	6,593,132
Quaker Chemical Corp.	14,423	2,204,556

		9,641,868

Chemicals - Plastics — 1.7%
A. Schulman, Inc.	79,000	3,456,250
PolyOne Corp.	40,550	1,699,856

		5,156,106

Chemicals - Specialty — 4.4%
CSW Industrials, Inc.†	87,445	4,249,827
KMG Chemicals, Inc.	65,923	4,406,953
PQ Group Holdings, Inc.†	80,327	1,318,969
Sensient Technologies Corp.	49,974	3,360,751

		13,336,500

Commercial Services - Finance — 0.1%
Liberty Tax, Inc.#	39,268	412,314

Computer Services — 1.8%
Conduent, Inc.†	113,542	2,185,684
MAXIMUS, Inc.	9,386	571,607
Sykes Enterprises, Inc.†	92,156	2,594,191

		5,351,482

Computers - Integrated Systems — 0.6%
NCR Corp.†#	55,677	1,675,878

Consumer Products - Misc. — 2.5%
Central Garden & Pet Co.†#	79,096	3,229,490
Helen of Troy, Ltd.†	47,879	4,299,534

		7,529,024

Containers - Metal/Glass — 1.5%
Silgan Holdings, Inc.	164,661	4,482,072

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 0.2%
Edgewell Personal Care Co.†#	14,342	$627,032

Dental Supplies & Equipment — 0.5%
Patterson Cos., Inc.#	66,549	1,392,205

Diversified Operations — 1.5%
HRG Group, Inc.†	357,923	4,538,464

Diversified Operations/Commercial Services — 0.9%
Viad Corp.	49,648	2,626,379

E-Marketing/Info — 0.7%
New Media Investment Group, Inc.	132,578	2,214,053

Electric Products - Misc. — 1.1%
Novanta, Inc.†	52,747	3,420,643

Electric - Integrated — 2.8%
Hawaiian Electric Industries, Inc.#	155,107	5,324,823
IDACORP, Inc.	33,531	3,096,923

		8,421,746

Electronic Components - Misc. — 0.6%
AVX Corp.	125,319	1,916,128

Electronic Components - Semiconductors — 0.4%
DSP Group, Inc.†	87,660	1,122,048

Electronic Measurement Instruments — 1.5%
Badger Meter, Inc.#	35,084	1,534,925
Orbotech, Ltd.†	47,425	3,037,097

		4,572,022

Finance - Leasing Companies — 0.3%
Aircastle, Ltd.	39,098	835,133

Food - Confectionery — 0.3%
Hostess Brands, Inc.†	71,340	972,364

Food - Misc./Diversified — 2.3%
Nomad Foods, Ltd.†	265,195	4,614,393
TreeHouse Foods, Inc.†#	50,757	2,431,768

		7,046,161

Food - Retail — 0.3%
SUPERVALU, Inc.†#	52,530	971,280

Footwear & Related Apparel — 0.9%
Steven Madden, Ltd.	53,655	2,835,667

Human Resources — 0.6%
Korn/Ferry International	35,170	1,923,096

Identification Systems — 1.1%
Brady Corp., Class A	87,192	3,400,488

Insurance - Property/Casualty — 2.1%
ProAssurance Corp.	79,797	3,064,205
Stewart Information Services Corp.	78,385	3,307,063

		6,371,268

Insurance - Reinsurance — 1.0%
Aspen Insurance Holdings, Ltd.	67,765	2,941,001

Investment Companies — 1.2%
Apollo Investment Corp.#	312,723	1,779,394
GlassBridge Enterprises, Inc.†(3)	58,692	40,497
New Mountain Finance Corp.#	132,479	1,841,458

		3,661,349

Investment Management/Advisor Services — 2.3%
Artisan Partners Asset Management, Inc., Class A	107,245	3,464,013
Westwood Holdings Group, Inc.	58,250	3,380,248

		6,844,261

213

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Lasers - System/Components — 0.6%
Coherent, Inc.†	10,739	$1,793,950

Machinery - Electrical — 1.8%
Franklin Electric Co., Inc.	114,401	5,291,046

Machinery - General Industrial — 1.2%
Kadant, Inc.	36,584	3,568,769

Machinery - Pumps — 0.3%
NN, Inc.	38,088	822,701

Medical Imaging Systems — 1.4%
Analogic Corp.	51,395	4,299,192

Medical Products — 0.3%
Hanger, Inc.†	51,935	899,514

Medical - Biomedical/Gene — 0.5%
Cambrex Corp.†	2,619	118,641
Innoviva, Inc.†	83,781	1,239,121

		1,357,762

Medical - Drugs — 0.9%
Prestige Brands Holdings, Inc.†	76,625	2,561,574

Metal Processors & Fabrication — 3.3%
Global Brass & Copper Holdings, Inc.	98,152	3,081,973
Mueller Industries, Inc.	224,747	6,787,359

		9,869,332

Miscellaneous Manufacturing — 1.2%
Hillenbrand, Inc.	76,777	3,581,647

Networking Products — 0.7%
NETGEAR, Inc.†	36,446	2,203,161

Office Supplies & Forms — 0.9%
ACCO Brands Corp.	201,527	2,599,698

Oil & Gas Drilling — 1.0%
Patterson-UTI Energy, Inc.	143,115	2,959,618

Oil Companies - Exploration & Production — 2.2%
QEP Resources, Inc.†	187,743	2,269,813
WPX Energy, Inc.†	231,629	4,217,964

		6,487,777

Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc.†	37,085	524,753

Oil - Field Services — 1.7%
C&J Energy Services, Inc.†	64,012	1,723,203
Oil States International, Inc.†	61,995	2,194,623
TETRA Technologies, Inc.†	301,414	1,271,967

		5,189,793

Paper & Related Products — 3.5%
Neenah, Inc.	87,072	7,065,893
Schweitzer-Mauduit International, Inc.	79,012	3,461,516

		10,527,409

Printing - Commercial — 2.6%
Deluxe Corp.	57,717	3,840,489
Ennis, Inc.	192,524	3,513,563
LSC Communications, Inc.	43,741	553,761

		7,907,813

Publishing - Newspapers — 0.9%
A.H. Belo Corp., Class A	224,875	1,068,156
Gannett Co., Inc.	143,233	1,513,973

		2,582,129

Security Description	Shares/ Principal Amount	Value (Note 2)

Quarrying — 0.9%
Compass Minerals International, Inc.#	40,556	$2,652,362

Real Estate Investment Trusts — 3.2%
Acadia Realty Trust	41,077	1,057,733
Apollo Commercial Real Estate Finance, Inc.#	128,126	2,381,862
LaSalle Hotel Properties	102,009	3,498,909
Washington Real Estate Investment Trust	94,800	2,718,864

		9,657,368

Retail - Apparel/Shoe — 0.5%
Buckle, Inc.#	53,269	1,345,042
Christopher & Banks Corp.†#	191,134	160,323

		1,505,365

Retail - Restaurants — 4.4%
Denny’s Corp.†	324,752	4,952,468
Dine Brands Global, Inc.#	81,654	5,180,946
Wendy’s Co.	190,574	3,070,147

		13,203,561

Steel Pipe & Tube — 1.2%
Atkore International Group, Inc.†	164,616	3,555,706

Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.#	71,172	797,838

Textile - Products — 0.1%
Dixie Group, Inc.†	101,112	242,669

Wire & Cable Products — 1.4%
Belden, Inc.	78,176	4,320,006

X-Ray Equipment — 0.2%
Varex Imaging Corp.†	13,317	492,196

Total Common Stocks
(cost $251,225,682)		290,147,699

PREFERRED SECURITIES — 0.6%
Diversified Operations — 0.6%
Steel Partners Holdings LP† Series A# 6.00% (cost $2,271,995)	87,498	1,776,210

Total Long-Term Investment Securities
(cost $253,497,677)		291,923,909

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	2,243,097	2,243,097

Time Deposits — 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/18	$8,024,000	8,024,000

Total Short-Term Investment Securities
(cost $10,267,097)		10,267,097

TOTAL INVESTMENTS
(cost $263,764,774)(4)	100.5%	302,191,006
Liabilities in excess of other assets	(0.5)	(1,445,750)

NET ASSETS	100.0%	$300,745,256

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2018, the Fund had loaned securities with a total value of $27,087,606. This was secured by collateral of $2,243,097, which was received in cash and subsequently invested in short-term investments currently valued at $2,243,097 as reported in the Portfolio of Investments. Additional collateral of $25,801,734 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

214

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$164,994
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	66,811
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	43,930
United States Treasury Bills	0.00%	06/07/2018 to 11/08/2018	3,517,883
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	22,008,116

(2)	The rate shown is the 7-day yield as of May 31, 2018.
(3)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $40,497 representing 0.0% of net assets.
(4)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$290,147,699	$—	$—	$290,147,699
Preferred Securities	1,776,210	—	—	1,776,210
Short-Term Investment Securities:
Registered Investment Companies	2,243,097	—	—	2,243,097
Time Deposits	—	8,024,000	—	8,024,000

Total Investments at Value	$294,167,006	$8,024,000	$—	$302,191,006

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

215

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Medical Products	5.1%
Registered Investment Companies	4.7
Retail — Restaurants	4.6
Medical — Biomedical/Gene	4.4
Enterprise Software/Service	4.0
Banks — Commercial	4.0
Commercial Services — Finance	3.6
Computer Software	3.3
Finance — Investment Banker/Broker	3.0
Therapeutics	2.7
Web Hosting/Design	2.6
Aerospace/Defense — Equipment	2.5
Medical — Drugs	2.3
Building & Construction Products — Misc.	2.1
Machinery — Pumps	2.1
Semiconductor Components — Integrated Circuits	1.8
Office Supplies & Forms	1.8
Schools	1.8
Electronic Components — Misc.	1.8
Power Converter/Supply Equipment	1.7
Medical Instruments	1.7
Oil Companies — Exploration & Production	1.7
Decision Support Software	1.7
Miscellaneous Manufacturing	1.7
Retail — Apparel/Shoe	1.6
Consulting Services	1.6
Applications Software	1.5
Transport — Truck	1.5
Apparel Manufacturers	1.5
Electronic Measurement Instruments	1.5
Machinery — General Industrial	1.3
E-Commerce/Services	1.2
Internet Security	1.2
Hotels/Motels	1.2
Commercial Services	1.2
Finance — Consumer Loans	1.1
Chemicals — Specialty	1.1
Building — Residential/Commercial	1.0
Disposable Medical Products	1.0
Investment Management/Advisor Services	1.0
Semiconductor Equipment	1.0
Beverages — Wine/Spirits	1.0
Resorts/Theme Parks	1.0
Retail — Misc./Diversified	0.9
Medical — Hospitals	0.8
Footwear & Related Apparel	0.8
Medical Information Systems	0.8
Diagnostic Kits	0.8
Instruments — Scientific	0.8
Veterinary Diagnostics	0.8
Real Estate Investment Trusts	0.7
Distribution/Wholesale	0.7
Electronic Components — Semiconductors	0.7
Entertainment Software	0.7
Data Processing/Management	0.6
Industrial Automated/Robotic	0.6
Food — Misc./Diversified	0.5
Auto/Truck Parts & Equipment — Original	0.5
Insurance — Life/Health	0.4

101.3%

*	Calculated as a percentage of net assets

216

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.6%
Aerospace/Defense - Equipment — 2.5%
HEICO Corp.#	7,927	$728,174
HEICO Corp., Class A	7,828	595,320
L3 Technologies, Inc.	8,006	1,587,830

		2,911,324

Apparel Manufacturers — 1.5%
PVH Corp.	11,179	1,788,640

Applications Software — 1.5%
PTC, Inc.†	21,119	1,821,302

Auto/Truck Parts & Equipment - Original — 0.5%
Delphi Technologies PLC	10,885	545,338

Banks - Commercial — 4.0%
Eagle Bancorp, Inc.†	28,763	1,741,600
First Republic Bank	24,475	2,437,710
Glacier Bancorp, Inc.	15,397	600,329

		4,779,639

Beverages - Wine/Spirits — 1.0%
MGP Ingredients, Inc.	13,123	1,162,042

Building & Construction Products - Misc. — 2.1%
Fortune Brands Home & Security, Inc.	22,455	1,261,297
Summit Materials, Inc., Class A†	45,210	1,284,868

		2,546,165

Building - Residential/Commercial — 1.0%
M/I Homes, Inc.†	43,147	1,198,624

Chemicals - Specialty — 1.1%
Ashland Global Holdings, Inc.	15,841	1,231,162
Valvoline, Inc.	2,940	60,094

		1,291,256

Commercial Services — 1.2%
Healthcare Services Group, Inc.#	38,202	1,381,002

Commercial Services - Finance — 3.6%
Evo Payments, Inc., Class A†	5,070	108,904
Global Payments, Inc.	18,339	2,038,563
Square, Inc., Class A†#	13,855	807,054
Total System Services, Inc.	14,832	1,263,538

		4,218,059

Computer Software — 3.3%
InterXion Holding NV†#	32,632	2,083,879
Splunk, Inc.†	16,218	1,797,117

		3,880,996

Consulting Services — 1.6%
Gartner, Inc.†#	14,175	1,881,589

Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	6,438	743,267

Decision Support Software — 1.7%
MSCI, Inc.	12,138	1,973,275

Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc.†	4,503	937,570

Disposable Medical Products — 1.0%
ICU Medical, Inc.†	4,077	1,186,611

Distribution/Wholesale — 0.7%
SiteOne Landscape Supply, Inc.†#	11,353	858,854

E-Commerce/Services — 1.2%
IAC/InterActiveCorp†	9,503	1,474,295

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. — 1.8%
Sensata Technologies Holding PLC†#	41,275	$2,108,740

Electronic Components - Semiconductors — 0.7%
Advanced Micro Devices, Inc.†#	43,850	602,061
Xilinx, Inc.	3,575	243,493

		845,554

Electronic Measurement Instruments — 1.5%
Badger Meter, Inc.#	26,575	1,162,656
Keysight Technologies, Inc.†	9,958	584,933

		1,747,589

Enterprise Software/Service — 4.0%
Black Knight, Inc.†	59,944	3,033,166
Ultimate Software Group, Inc.†#	6,731	1,764,532

		4,797,698

Entertainment Software — 0.7%
Take-Two Interactive Software, Inc.†	7,107	796,553

Finance-Consumer Loans — 1.1%
SLM Corp.†	113,753	1,300,197

Finance - Investment Banker/Broker — 3.0%
Evercore, Inc., Class A	8,858	924,775
Lazard, Ltd., Class A	51,047	2,625,858

		3,550,633

Food - Misc./Diversified — 0.5%
McCormick & Co., Inc.	5,535	559,035

Footwear & Related Apparel — 0.8%
Skechers U.S.A., Inc., Class A†	33,394	970,430

Hotels/Motels — 1.2%
Choice Hotels International, Inc.	17,904	1,438,586

Industrial Automated/Robotic — 0.6%
Cognex Corp.	15,048	687,844

Instruments - Scientific — 0.8%
PerkinElmer, Inc.#	11,991	891,291

Insurance - Life/Health — 0.4%
Trupanion, Inc.†#	14,572	462,952

Internet Security — 1.2%
Proofpoint, Inc.†#	12,420	1,451,774

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.	7,386	1,176,294

Machinery - General Industrial — 1.3%
IDEX Corp.	6,894	956,060
Welbilt, Inc.†	29,489	574,151

		1,530,211

Machinery - Pumps — 2.1%
Gorman-Rupp Co.	19,724	658,190
Graco, Inc.	15,701	712,825
Xylem, Inc.	15,257	1,074,093

		2,445,108

Medical Information Systems — 0.8%
athenahealth, Inc.†	6,274	944,049

Medical Instruments — 1.7%
Teleflex, Inc.	7,656	2,045,377

Medical Products — 5.1%
ABIOMED, Inc.†	6,865	2,616,526
Cooper Cos., Inc.	3,436	777,601
Nevro Corp.†#	17,826	1,402,728
West Pharmaceutical Services, Inc.	13,071	1,215,603

		6,012,458

217

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene — 4.4%
Acceleron Pharma, Inc.†#	17,149	$609,475
Alder Biopharmaceuticals, Inc.†#	46,274	807,481
Bluebird Bio, Inc.†#	4,486	803,218
Evelo Biosciences, Inc.†#	20,677	328,558
Exelixis, Inc.†	56,150	1,163,990
Seattle Genetics, Inc.†#	19,553	1,182,761
UNITY Biotechnology, Inc.†#	24,814	369,729

		5,265,212

Medical - Drugs — 2.3%
Alkermes PLC†#	30,612	1,444,887
PRA Health Sciences, Inc.†	9,077	770,637
TESARO, Inc.†#	11,142	509,969

		2,725,493

Medical - Hospitals — 0.8%
Acadia Healthcare Co., Inc.†#	24,210	973,000

Miscellaneous Manufacturing — 1.7%
John Bean Technologies Corp.	22,278	1,967,147

Office Supplies & Forms — 1.8%
Avery Dennison Corp.	20,514	2,154,585

Oil Companies - Exploration & Production — 1.7%
Diamondback Energy, Inc.#	5,512	665,629
RSP Permian, Inc.†	17,087	747,385
WPX Energy, Inc.†	33,002	600,967

		2,013,981

Power Converter/Supply Equipment — 1.7%
Hubbell, Inc.	19,091	2,055,910

Real Estate Investment Trusts — 0.7%
SBA Communications Corp.†	5,456	862,430

Resort/Theme Parks — 1.0%
Vail Resorts, Inc.	4,787	1,152,662

Retail - Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	13,337	1,950,536

Retail - Misc./Diversified — 0.9%
Five Below, Inc.†	15,621	1,104,561

Retail - Restaurants — 4.6%
Domino’s Pizza, Inc.	2,078	522,575
Dunkin’ Brands Group, Inc.#	48,490	3,104,815
Wingstop, Inc.	36,226	1,833,398

		5,460,788

Schools — 1.8%
Bright Horizons Family Solutions, Inc.†	20,973	2,122,468

Semiconductor Components - Integrated Circuits — 1.8%
Marvell Technology Group, Ltd.	101,217	2,180,214

Semiconductor Equipment — 1.0%
MKS Instruments, Inc.	10,390	1,165,758

Security Description	Shares	Value (Note 2)

Therapeutics — 2.7%
Agios Pharmaceuticals, Inc.†#	15,255	$1,426,343
Neurocrine Biosciences, Inc.†	12,954	1,246,952
Sarepta Therapeutics, Inc.†#	5,979	561,129

		3,234,424

Transport - Truck — 1.5%
Old Dominion Freight Line, Inc.	11,630	1,813,815

Veterinary Diagnostics — 0.8%
Neogen Corp.†	11,722	887,473

Web Hosting/Design — 2.6%
GoDaddy, Inc., Class A†#	35,223	2,521,614
Wix.com, Ltd.†#	6,065	527,352

		3,048,966

Total Long-Term Investment Securities
(cost $93,423,768)		114,481,644

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Registered Investment Companies — 4.7%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.42%(2)	3,596,695	3,596,695
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	2,000,045	2,000,045

Total Short-Term Investment Securities
(cost $5,596,740)		5,596,740

TOTAL INVESTMENTS
(cost $99,020,508)(3)	101.3%	120,078,384
Liabilities in excess of other assets	(1.3)	(1,556,319)

NET ASSETS	100.0%	$118,522,065

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)

At May 31, 2018, the Fund had loaned securities with a total value of $18,737,980. This was secured by collateral of $2,000,045, which was received in cash and subsequently invested in short-term investments currently valued at $2,000,045 as reported in the Portfolio of Investments. Additional collateral of $17,134,255 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$2,915,634
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	1,180,633
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	776,295
United States Treasury Bills	0.00%	06/14/2018 to 11/08/2018	1,198,917
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	11,062,776

(2)	The rate shown is the 7 day yield as of May 31, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$114,481,644	$—	$—	$114,481,644
Short-Term Investment Securities:	5,596,740	—	—	5,596,740

Total Investments at Value	$120,078,384	$—	$—	$120,078,384

*For	a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

218

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Medical — Drugs	4.7%
Computers	4.3
Diversified Banking Institutions	4.1
Applications Software	4.0
Electronic Components — Semiconductors	3.3
E-Commerce/Products	2.9
Web Portals/ISP	2.8
Real Estate Investment Trusts	2.6
Internet Content — Entertainment	2.6
Oil Companies — Integrated	2.5
Electric — Integrated	2.4
Banks — Super Regional	2.3
Finance — Credit Card	2.2
Aerospace/Defense	2.1
Medical — Biomedical/Gene	2.0
Insurance — Property/Casualty	1.9
Medical — HMO	1.9
Oil Companies — Exploration & Production	1.8
Telephone — Integrated	1.8
Diversified Manufacturing Operations	1.7
Beverages — Non-alcoholic	1.5
Medical Products	1.4
Commercial Services — Finance	1.3
Retail — Building Products	1.3
Multimedia	1.2
Retail — Discount	1.2
Computer Services	1.2
Repurchase Agreements	1.2
Cosmetics & Toiletries	1.2
Retail — Restaurants	1.1
Medical Instruments	1.0
Chemicals — Diversified	1.0
Insurance — Multi-line	1.0
Tobacco	1.0
Transport — Rail	1.0
Networking Products	0.9
Cable/Satellite TV	0.9
Oil — Field Services	0.7
Transport — Services	0.7
Food — Misc./Diversified	0.7
Oil Refining & Marketing	0.7
Enterprise Software/Service	0.6
Investment Management/Advisor Services	0.6
Diagnostic Equipment	0.6
Banks — Commercial	0.6
Aerospace/Defense — Equipment	0.6
Insurance — Life/Health	0.5
Instruments — Controls	0.5
E-Commerce/Services	0.5
Electronic Forms	0.5
Semiconductor Components — Integrated Circuits	0.5
Finance — Other Services	0.5
Banks — Fiduciary	0.5
Insurance Brokers	0.5
Pharmacy Services	0.5
Entertainment Software	0.5
Airlines	0.5
Semiconductor Equipment	0.4
Auto — Cars/Light Trucks	0.4
Finance — Investment Banker/Broker	0.4
Athletic Footwear	0.4
Machinery — Construction & Mining	0.4
Data Processing/Management	0.4
Pipelines	0.3
Industrial Gases	0.3
Agricultural Chemicals	0.3
Hotels/Motels	0.3
Apparel Manufacturers	0.3
Commercial Services	0.3

Computer Aided Design	0.3
Retail — Apparel/Shoe	0.3
Retail — Auto Parts	0.3
Retail — Major Department Stores	0.3
Electric Products — Misc.	0.3
Electronic Connectors	0.3
Computers — Memory Devices	0.3
Medical — Wholesale Drug Distribution	0.3
Electric — Distribution	0.2
Cruise Lines	0.2
Retail — Drug Store	0.2
Beverages — Wine/Spirits	0.2
Consumer Products — Misc.	0.2
Electronic Measurement Instruments	0.2
Machinery — Farming	0.2
Non-Hazardous Waste Disposal	0.2
Medical Labs & Testing Services	0.2
Medical — Hospitals	0.2
Distribution/Wholesale	0.2
Building — Residential/Commercial	0.2
Auto/Truck Parts & Equipment — Original	0.2
Dental Supplies & Equipment	0.1
Containers — Paper/Plastic	0.1
Casino Hotels	0.1
Coatings/Paint	0.1
Food — Wholesale/Distribution	0.1
Building Products — Air & Heating	0.1
Building Products — Cement	0.1
Electronic Components — Misc.	0.1
Food — Meat Products	0.1
Tools — Hand Held	0.1
Medical — Generic Drugs	0.1
Consulting Services	0.1
Finance — Consumer Loans	0.1
Machinery — General Industrial	0.1
Computer Software	0.1
Advertising Agencies	0.1
Food — Confectionery	0.1
Agricultural Operations	0.1
Instruments — Scientific	0.1
Metal — Copper	0.1
Industrial Automated/Robotic	0.1
Engines — Internal Combustion	0.1
Paper & Related Products	0.1
Auto — Heavy Duty Trucks	0.1
Retail — Regional Department Stores	0.1
Food — Retail	0.1
Gold Mining	0.1
Steel — Producers	0.1
Chemicals — Specialty	0.1
Registered Investment Companies	0.1
U.S. Government Treasuries	0.1
Medical Information Systems	0.1
Diagnostic Kits	0.1
Machinery — Pumps	0.1
Wireless Equipment	0.1
Television	0.1
Retail — Consumer Electronics	0.1
Oil Field Machinery & Equipment	0.1
Toys	0.1
Water	0.1
Respiratory Products	0.1
Engineering/R&D Services	0.1
Decision Support Software	0.1
Retail — Perfume & Cosmetics	0.1
Real Estate Management/Services	0.1
Rental Auto/Equipment	0.1
Retail — Jewelry	0.1
Containers — Metal/Glass	0.1

219

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Textile — Home Furnishings	0.1%
Internet Security	0.1
Drug Delivery Systems	0.1
Web Hosting/Design	0.1
Retail — Automobile	0.1
Building Products — Wood	0.1
Soap & Cleaning Preparation	0.1
Home Decoration Products	0.1
Brewery	0.1

99.5%

*	Calculated as a percentage of net assets

220

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	81,128	$1,833,493
Omnicom Group, Inc.#	48,589	3,502,295

		5,335,788

Aerospace/Defense — 2.1%
Boeing Co.	116,728	41,106,932
General Dynamics Corp.	58,271	11,753,843
Lockheed Martin Corp.	52,425	16,489,760
Northrop Grumman Corp.	36,733	12,020,874
Raytheon Co.	60,878	12,753,941
Rockwell Collins, Inc.	34,594	4,757,021
TransDigm Group, Inc.	10,243	3,422,289

		102,304,660

Aerospace/Defense - Equipment — 0.6%
Arconic, Inc.	89,646	1,582,252
Harris Corp.	25,053	3,769,725
L3 Technologies, Inc.	16,506	3,273,635
United Technologies Corp.	156,949	19,590,374

		28,215,986

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	49,218	2,024,829
Monsanto Co.	93,014	11,855,564
Mosaic Co.	73,971	2,033,463

		15,913,856

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	118,009	5,159,353

Airlines — 0.5%
Alaska Air Group, Inc.#	25,954	1,578,263
American Airlines Group, Inc.#	88,856	3,868,790
Delta Air Lines, Inc.	137,234	7,417,498
Southwest Airlines Co.	114,140	5,830,271
United Continental Holdings, Inc.†	51,064	3,553,544

		22,248,366

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.#	76,016	1,385,772
Michael Kors Holdings, Ltd.†	32,091	1,841,703
PVH Corp.	16,233	2,597,280
Ralph Lauren Corp.	11,692	1,573,509
Under Armour, Inc., Class A†#	39,096	817,106
Under Armour, Inc., Class C†#	38,898	735,950
VF Corp.	69,476	5,638,672

		14,589,992

Appliances — 0.0%
Whirlpool Corp.#	14,916	2,159,091

Applications Software — 4.0%
Intuit, Inc.	51,340	10,350,144
Microsoft Corp.	1,624,749	160,590,191
Red Hat, Inc.†	37,350	6,066,387
salesforce.com, Inc.†	146,093	18,894,208

		195,900,930

Athletic Footwear — 0.4%
NIKE, Inc., Class B	273,867	19,663,651

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co.	823,475	9,511,136
General Motors Co.	266,453	11,377,543

		20,888,679

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	74,274	4,622,071

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Original — 0.2%
Aptiv PLC	56,095	$5,469,263
BorgWarner, Inc.	41,763	2,037,199

		7,506,462

Banks - Commercial — 0.6%
BB&T Corp.	164,033	8,611,733
Citizens Financial Group, Inc.	102,831	4,200,646
M&T Bank Corp.	31,689	5,453,043
Regions Financial Corp.	236,875	4,320,600
SVB Financial Group†	11,157	3,482,435
Zions Bancorporation	41,467	2,272,806

		28,341,263

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	213,069	11,665,528
Northern Trust Corp.	44,892	4,602,328
State Street Corp.	77,579	7,456,117

		23,723,973

Banks - Super Regional — 2.3%
Capital One Financial Corp.	102,612	9,645,528
Comerica, Inc.	36,466	3,438,379
Fifth Third Bancorp	146,401	4,476,943
Huntington Bancshares, Inc.	232,606	3,458,851
KeyCorp	223,818	4,351,022
PNC Financial Services Group, Inc.	99,511	14,270,872
SunTrust Banks, Inc.	98,817	6,671,136
US Bancorp	331,143	16,553,838
Wells Fargo & Co.	926,339	50,013,043

		112,879,612

Beverages - Non-alcoholic — 1.5%
Coca-Cola Co.	810,142	34,836,106
Dr Pepper Snapple Group, Inc.	37,928	4,524,810
Monster Beverage Corp.†	87,248	4,463,608
PepsiCo, Inc.	300,089	30,083,922

		73,908,446

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	55,188	3,121,433
Constellation Brands, Inc., Class A	36,163	8,067,242

		11,188,675

Brewery — 0.1%
Molson Coors Brewing Co., Class B	39,017	2,405,398

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†#	32,836	692,511
Discovery Communications, Inc., Class C†	71,740	1,418,300

		2,110,811

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	32,063	1,800,979

Building Products - Air & Heating — 0.1%
Johnson Controls International PLC	195,423	6,558,396

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	13,252	2,953,473
Vulcan Materials Co.#	27,955	3,570,972

		6,524,445

Building Products - Wood — 0.1%
Masco Corp.	66,129	2,464,628

Building - Residential/Commercial — 0.2%
D.R. Horton, Inc.	72,185	3,046,929
Lennar Corp., Class A	57,621	2,981,310

221

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building - Residential/Commercial (continued)
PulteGroup, Inc.	55,612	$1,682,263

		7,710,502

Cable/Satellite TV — 0.9%
Charter Communications, Inc., Class A†	39,256	10,247,386
Comcast Corp., Class A	978,055	30,495,755
DISH Network Corp., Class A†	48,119	1,421,917

		42,165,058

Casino Hotels — 0.1%
MGM Resorts International	107,559	3,382,731
Wynn Resorts, Ltd.	17,851	3,498,974

		6,881,705

Chemicals - Diversified — 1.0%
DowDuPont, Inc.	493,766	31,655,338
Eastman Chemical Co.	30,168	3,146,824
FMC Corp.	28,345	2,468,566
LyondellBasell Industries NV, Class A	68,270	7,654,433
PPG Industries, Inc.	53,698	5,419,202

		50,344,363

Chemicals - Specialty — 0.1%
Albemarle Corp.#	23,346	2,182,151
International Flavors & Fragrances, Inc.	16,655	2,034,075

		4,216,226

Coatings/Paint — 0.1%
Sherwin-Williams Co.	17,454	6,619,429

Commercial Services — 0.3%
Cintas Corp.	18,201	3,317,132
Ecolab, Inc.	54,857	7,823,157
Nielsen Holdings PLC	70,741	2,134,256
Quanta Services, Inc.†	32,442	1,168,236

		14,442,781

Commercial Services - Finance — 1.3%
Automatic Data Processing, Inc.	93,535	12,161,421
Equifax, Inc.	25,338	2,887,518
Global Payments, Inc.	33,581	3,732,864
H&R Block, Inc.#	44,113	1,210,902
IHS Markit, Ltd.†	76,389	3,764,450
Moody’s Corp.	35,082	5,983,937
PayPal Holdings, Inc.†	238,053	19,537,010
S&P Global, Inc.	53,576	10,581,260
Total System Services, Inc.	34,895	2,972,705
Western Union Co.	96,916	1,927,659

		64,759,726

Computer Aided Design — 0.3%
ANSYS, Inc.†	17,698	2,881,234
Autodesk, Inc.†	46,479	6,000,439
Cadence Design Systems, Inc.†	59,689	2,533,798
Synopsys, Inc.†	31,383	2,763,901

		14,179,372

Computer Services — 1.2%
Accenture PLC, Class A	130,124	20,265,512
Cognizant Technology Solutions Corp., Class A	124,075	9,349,051
DXC Technology Co.	60,195	5,544,561
International Business Machines Corp.	180,771	25,544,750

		60,703,874

Computer Software — 0.1%
Akamai Technologies, Inc.†	35,879	2,704,559
Citrix Systems, Inc.†	27,293	2,882,687

		5,587,246

Security Description	Shares	Value (Note 2)

Computers — 4.3%
Apple, Inc.	1,070,678	$200,077,598
Hewlett Packard Enterprise Co.	330,656	5,039,197
HP, Inc.	345,525	7,611,916

		212,728,711

Computers - Memory Devices — 0.3%
NetApp, Inc.	56,535	3,862,471
Seagate Technology PLC	60,102	3,386,748
Western Digital Corp.	62,789	5,243,509

		12,492,728

Consulting Services — 0.1%
Gartner, Inc.†#	19,167	2,544,227
Verisk Analytics, Inc.†	32,732	3,477,448

		6,021,675

Consumer Products - Misc. — 0.2%
Clorox Co.	27,306	3,299,384
Kimberly-Clark Corp.	74,003	7,463,202

		10,762,586

Containers - Metal/Glass — 0.1%
Ball Corp.#	73,866	2,729,349

Containers - Paper/Plastic — 0.1%
Packaging Corp. of America	19,909	2,339,307
Sealed Air Corp.#	35,318	1,538,452
WestRock Co.	53,829	3,169,452

		7,047,211

Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	184,705	11,653,038
Coty, Inc., Class A#	99,636	1,320,177
Estee Lauder Cos., Inc., Class A	47,384	7,081,065
Procter & Gamble Co.	531,962	38,923,660

		58,977,940

Cruise Lines — 0.2%
Carnival Corp.	85,665	5,335,216
Norwegian Cruise Line Holdings, Ltd.†	43,507	2,277,157
Royal Caribbean Cruises, Ltd.	36,083	3,787,993

		11,400,366

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	69,883	7,143,440
Fiserv, Inc.†	87,194	6,330,285
Paychex, Inc.	67,455	4,423,699

		17,897,424

Decision Support Software — 0.1%
MSCI, Inc.	18,979	3,085,416

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	15,219	5,051,947
DENTSPLY SIRONA, Inc.	48,466	2,123,295

		7,175,242

Diagnostic Equipment — 0.6%
Danaher Corp.	129,532	12,859,937
Thermo Fisher Scientific, Inc.	84,781	17,657,339

		30,517,276

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	18,384	3,827,733

Dialysis Centers — 0.0%
DaVita, Inc.†	30,723	2,053,525

222

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Distribution/Wholesale — 0.2%
Fastenal Co.	60,697	$3,230,901
LKQ Corp.†	65,324	2,075,344
WW Grainger, Inc.#	10,773	3,328,749

		8,634,994

Diversified Banking Institutions — 4.1%
Bank of America Corp.	2,018,793	58,625,749
Citigroup, Inc.	542,315	36,166,987
Goldman Sachs Group, Inc.	74,549	16,839,128
JPMorgan Chase & Co.	724,185	77,495,037
Morgan Stanley	291,138	14,597,659

		203,724,560

Diversified Manufacturing Operations — 1.7%
3M Co.	125,658	24,783,527
A.O. Smith Corp.	30,695	1,935,934
Dover Corp.	32,585	2,515,888
Eaton Corp. PLC	92,888	7,113,363
General Electric Co.	1,832,128	25,796,362
Illinois Tool Works, Inc.	64,863	9,320,813
Ingersoll-Rand PLC	52,725	4,615,547
Parker-Hannifin Corp.	28,075	4,798,017
Pentair PLC	34,954	1,525,393
Textron, Inc.	55,237	3,677,679

		86,082,523

Drug Delivery Systems — 0.1%
Nektar Therapeutics†	33,557	2,693,620

E-Commerce/Products — 2.9%
Amazon.com, Inc.†	84,787	138,170,591
eBay, Inc.†	198,612	7,491,645

		145,662,236

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	10,291	21,702,896
Cars.com, Inc.†	1	26
Expedia Group, Inc.	25,817	3,124,631
TripAdvisor, Inc.†#	22,899	1,193,954

		26,021,507

Electric Products - Misc. — 0.3%
AMETEK, Inc.	48,814	3,564,886
Emerson Electric Co.	133,958	9,489,585

		13,054,471

Electric - Distribution — 0.2%
CenterPoint Energy, Inc.	90,951	2,376,550
PPL Corp.#	146,453	4,001,096
Sempra Energy	53,876	5,739,410

		12,117,056

Electric - Integrated — 2.4%
AES Corp.	139,372	1,776,993
Alliant Energy Corp.	48,819	2,022,083
Ameren Corp.	51,199	3,030,469
American Electric Power Co., Inc.	103,819	7,054,501
CMS Energy Corp.	59,594	2,749,071
Consolidated Edison, Inc.	65,498	5,025,662
Dominion Energy, Inc.	137,480	8,824,841
DTE Energy Co.	37,853	3,877,283
Duke Energy Corp.	147,728	11,398,692
Edison International	68,750	4,273,500
Entergy Corp.	38,145	3,086,312
Eversource Energy	66,867	3,816,768
Exelon Corp.	203,633	8,428,370

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
FirstEnergy Corp.#	94,334	$3,246,976
NextEra Energy, Inc.	99,260	16,458,301
PG&E Corp.	108,665	4,708,454
Pinnacle West Capital Corp.	23,591	1,878,080
Public Service Enterprise Group, Inc.	106,512	5,643,006
SCANA Corp.	30,098	1,092,557
Southern Co.	212,734	9,551,757
WEC Energy Group, Inc.	66,584	4,204,780
Xcel Energy, Inc.	107,208	4,880,108

		117,028,564

Electronic Components - Misc. — 0.1%
Corning, Inc.	183,382	4,982,489
Garmin, Ltd.#	23,343	1,402,681

		6,385,170

Electronic Components - Semiconductors — 3.3%
Advanced Micro Devices, Inc.†#	173,820	2,386,548
Broadcom, Inc.	86,618	21,833,799
Intel Corp.	987,537	54,512,042
IPG Photonics Corp.†	7,985	1,926,541
Microchip Technology, Inc.#	49,449	4,815,344
Micron Technology, Inc.†	243,996	14,051,730
NVIDIA Corp.	127,662	32,195,080
Qorvo, Inc.†	26,692	2,142,033
Skyworks Solutions, Inc.	38,506	3,797,077
Texas Instruments, Inc.	207,591	23,231,509
Xilinx, Inc.	53,769	3,662,206

		164,553,909

Electronic Connectors — 0.3%
Amphenol Corp., Class A	64,461	5,603,595
TE Connectivity, Ltd.	74,109	6,898,065

		12,501,660

Electronic Forms — 0.5%
Adobe Systems, Inc.†	103,729	25,857,565

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	68,097	4,216,566
FLIR Systems, Inc.	29,314	1,580,025
Fortive Corp.	64,626	4,697,664

		10,494,255

Electronic Security Devices — 0.0%
Allegion PLC	20,085	1,535,097

Engineering/R&D Services — 0.1%
Fluor Corp.	29,522	1,438,902
Jacobs Engineering Group, Inc.	25,410	1,646,568

		3,085,470

Engines - Internal Combustion — 0.1%
Cummins, Inc.	32,863	4,679,363

Enterprise Software/Service — 0.6%
CA, Inc.	65,982	2,358,197
Oracle Corp.	637,659	29,791,428

		32,149,625

Entertainment Software — 0.5%
Activision Blizzard, Inc.	160,081	11,351,344
Electronic Arts, Inc.†	64,723	8,472,888
Take-Two Interactive Software, Inc.†	24,139	2,705,499

		22,529,731

Finance - Consumer Loans — 0.1%
Navient Corp.	55,499	766,441

223

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Consumer Loans (continued)
Synchrony Financial	150,790	$5,221,858

		5,988,299

Finance - Credit Card — 2.2%
Alliance Data Systems Corp.	10,182	2,146,569
American Express Co.	152,021	14,943,664
Discover Financial Services	74,858	5,529,012
Mastercard, Inc., Class A	194,796	37,034,616
Visa, Inc., Class A#	380,376	49,722,751

		109,376,612

Finance - Investment Banker/Broker — 0.4%
Charles Schwab Corp.	252,869	14,064,574
E*TRADE Financial Corp.†	56,200	3,560,270
Raymond James Financial, Inc.	27,347	2,640,626

		20,265,470

Finance - Other Services — 0.5%
CBOE Holdings, Inc.	23,782	2,320,172
CME Group, Inc.	71,825	11,700,292
Intercontinental Exchange, Inc.	122,871	8,710,325
Nasdaq, Inc.	24,602	2,259,940

		24,990,729

Food - Confectionery — 0.1%
Hershey Co.	29,726	2,676,529
J.M. Smucker Co.	23,968	2,576,560

		5,253,089

Food - Meat Products — 0.1%
Hormel Foods Corp.#	56,992	2,045,443
Tyson Foods, Inc., Class A	62,796	4,236,846

		6,282,289

Food - Misc./Diversified — 0.7%
Campbell Soup Co.#	40,596	1,365,649
Conagra Brands, Inc.	84,544	3,133,201
General Mills, Inc.	120,075	5,077,972
Kellogg Co.	52,529	3,382,342
Kraft Heinz Co.	126,027	7,244,032
McCormick & Co., Inc.	25,553	2,580,853
Mondelez International, Inc., Class A	313,844	12,324,654

		35,108,703

Food - Retail — 0.1%
Kroger Co.	185,978	4,524,845

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	101,321	6,588,905

Gas - Distribution — 0.0%
NiSource, Inc.	71,198	1,801,309

Gold Mining — 0.1%
Newmont Mining Corp.	112,570	4,382,350

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	18,051	1,146,238

Home Decoration Products — 0.1%
Newell Brands, Inc.#	102,383	2,414,191

Home Furnishings — 0.0%
Leggett & Platt, Inc.	27,904	1,152,435

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	59,751	4,822,503
Marriott International, Inc., Class A	63,356	8,575,868
Wyndham Worldwide Corp.	21,043	2,281,903

		15,680,274

Security Description	Shares	Value (Note 2)

Human Resources — 0.0%
Robert Half International, Inc.	26,221	$1,669,753

Independent Power Producers — 0.0%
NRG Energy, Inc.	63,674	2,179,561

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	26,964	4,729,755

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	46,199	7,456,981
Praxair, Inc.	60,589	9,467,637

		16,924,618

Instruments - Controls — 0.5%
Honeywell International, Inc.	158,682	23,470,655
Mettler-Toledo International, Inc.†	5,375	2,960,227

		26,430,882

Instruments - Scientific — 0.1%
PerkinElmer, Inc.	23,318	1,733,227
Waters Corp.†	16,624	3,202,115

		4,935,342

Insurance Brokers — 0.5%
Aon PLC	51,947	7,265,827
Arthur J. Gallagher & Co.	38,283	2,537,397
Marsh & McLennan Cos., Inc.	107,114	8,608,752
Willis Towers Watson PLC	27,883	4,214,516

		22,626,492

Insurance - Life/Health — 0.5%
Aflac, Inc.	164,456	7,410,387
Brighthouse Financial, Inc.†	20,219	952,517
Lincoln National Corp.	46,055	3,052,986
Principal Financial Group, Inc.	56,843	3,171,839
Prudential Financial, Inc.	89,047	8,623,312
Torchmark Corp.	22,388	1,899,174
Unum Group	46,689	1,812,000

		26,922,215

Insurance - Multi-line — 1.0%
Allstate Corp.	74,795	6,991,837
American International Group, Inc.(1)	189,691	10,013,788
Assurant, Inc.	11,073	1,033,664
Chubb, Ltd.	97,929	12,798,341
Cincinnati Financial Corp.	31,489	2,184,392
Hartford Financial Services Group, Inc.	75,327	3,941,862
Loews Corp.	56,897	2,780,556
MetLife, Inc.	218,744	10,060,037

		49,804,477

Insurance - Property/Casualty — 1.9%
Berkshire Hathaway, Inc., Class B†	406,116	77,783,398
Progressive Corp.	122,872	7,629,122
Travelers Cos., Inc.	57,275	7,360,983
XL Group, Ltd.	54,212	3,013,103

		95,786,606

Insurance - Reinsurance — 0.0%
Everest Re Group, Ltd.	8,618	1,941,549

Internet Content - Entertainment — 2.6%
Facebook, Inc., Class A†	505,568	96,957,831
Netflix, Inc.†	91,568	32,195,309

		129,153,140

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	13,050	2,259,085

224

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Security — 0.1%
Symantec Corp.	130,824	$2,718,523

Investment Companies — 0.0%
Jefferies Financial Group, Inc.	66,157	1,447,515

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	11,499	1,831,331
Ameriprise Financial, Inc.	30,878	4,280,617
BlackRock, Inc.	26,114	13,950,882
Franklin Resources, Inc.	68,686	2,305,789
Invesco, Ltd.	85,913	2,347,143
T. Rowe Price Group, Inc.	51,613	6,266,851

		30,982,613

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.#	8,896	1,051,952

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	126,106	19,156,762

Machinery - Farming — 0.2%
Deere & Co.	68,323	10,214,972

Machinery - General Industrial — 0.1%
Roper Technologies, Inc.	21,698	5,984,091

Machinery - Pumps — 0.1%
Flowserve Corp.#	27,600	1,140,984
Xylem, Inc.	37,960	2,672,384

		3,813,368

Medical Information Systems — 0.1%
Cerner Corp.†	66,673	3,979,045

Medical Instruments — 1.0%
Boston Scientific Corp.†	290,123	8,816,838
Edwards Lifesciences Corp.†	44,318	6,085,305
Intuitive Surgical, Inc.†	23,696	10,892,340
Medtronic PLC	285,976	24,685,448

		50,479,931

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	30,760	3,043,087
Laboratory Corp. of America Holdings†	21,502	3,883,046
Quest Diagnostics, Inc.	28,621	3,048,995

		9,975,128

Medical Products — 1.4%
Abbott Laboratories	367,288	22,599,231
Baxter International, Inc.	104,858	7,428,141
Becton Dickinson and Co.	56,180	12,448,926
Cooper Cos., Inc.	10,344	2,340,951
Henry Schein, Inc.†#	32,431	2,244,225
Hologic, Inc.†	58,351	2,210,919
Stryker Corp.	67,986	11,830,924
Varian Medical Systems, Inc.†	19,265	2,270,765
Zimmer Biomet Holdings, Inc.	42,866	4,779,988

		68,154,070

Medical - Biomedical/Gene — 2.0%
Alexion Pharmaceuticals, Inc.†	46,777	5,432,213
Amgen, Inc.	141,054	25,336,120
Biogen, Inc.†	44,642	13,122,962
Celgene Corp.†	158,718	12,487,932
Gilead Sciences, Inc.	276,419	18,630,641
Illumina, Inc.†	31,019	8,450,816
Incyte Corp.†	37,071	2,530,837
Regeneron Pharmaceuticals, Inc.†	16,295	4,893,715
Vertex Pharmaceuticals, Inc.†	53,574	8,250,396

		99,135,632

Security Description	Shares	Value (Note 2)

Medical - Drugs — 4.7%
AbbVie, Inc.	336,373	$33,280,745
Allergan PLC	69,702	10,511,062
Bristol-Myers Squibb Co.	344,495	18,127,327
Eli Lilly & Co.	203,442	17,300,708
Johnson & Johnson	566,125	67,719,872
Merck & Co., Inc.	568,929	33,868,343
Pfizer, Inc.	1,256,126	45,132,607
Zoetis, Inc.	102,824	8,606,369

		234,547,033

Medical - Generic Drugs — 0.1%
Mylan NV†	108,625	4,177,718
Perrigo Co. PLC#	27,639	2,022,069

		6,199,787

Medical - HMO — 1.9%
Aetna, Inc.	68,989	12,151,033
Anthem, Inc.	53,960	11,947,823
Centene Corp.†	41,710	4,886,744
Cigna Corp.	51,250	8,680,212
Humana, Inc.	29,053	8,453,842
UnitedHealth Group, Inc.	204,189	49,313,685

		95,433,339

Medical - Hospitals — 0.2%
Envision Healthcare Corp.†#	25,530	1,094,727
HCA Healthcare, Inc.	59,067	6,092,170
Universal Health Services, Inc., Class B	18,356	2,110,573

		9,297,470

Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	34,301	2,817,484
Cardinal Health, Inc.	66,407	3,459,141
McKesson Corp.	43,540	6,180,067

		12,456,692

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	284,127	4,801,746

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	35,537	1,459,860

Multimedia — 1.2%
Time Warner, Inc.	164,558	15,494,781
Twenty-First Century Fox, Inc., Class A	222,409	8,573,867
Twenty-First Century Fox, Inc., Class B	92,674	3,537,367
Viacom, Inc., Class B	74,468	2,018,083
Walt Disney Co.	317,294	31,561,234

		61,185,332

Networking Products — 0.9%
Cisco Systems, Inc.	1,016,554	43,417,021

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	47,525	3,204,611
Waste Management, Inc.	84,190	6,963,355

		10,167,966

Office Automation & Equipment — 0.0%
Xerox Corp.	45,141	1,226,932

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	18,554	1,948,727

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	22,972	1,524,881

Oil Companies - Exploration & Production — 1.8%
Anadarko Petroleum Corp.	108,740	7,590,052

225

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Apache Corp.#	80,490	$3,219,600
Cabot Oil & Gas Corp.	97,231	2,221,728
Cimarex Energy Co.	20,139	1,871,316
Concho Resources, Inc.†	31,455	4,319,086
ConocoPhillips	247,850	16,702,612
Devon Energy Corp.	111,013	4,614,810
EOG Resources, Inc.	122,099	14,384,483
EQT Corp.	51,662	2,662,659
Hess Corp.	56,508	3,414,213
Marathon Oil Corp.	179,289	3,842,163
Newfield Exploration Co.†	42,144	1,232,291
Noble Energy, Inc.	103,858	3,707,731
Occidental Petroleum Corp.	161,456	13,594,595
Pioneer Natural Resources Co.	35,936	6,939,242
Range Resources Corp.#	47,725	755,964

		91,072,545

Oil Companies - Integrated — 2.5%
Chevron Corp.	403,086	50,103,590
Exxon Mobil Corp.	894,114	72,637,821

		122,741,411

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	80,193	3,321,594

Oil Refining & Marketing — 0.7%
Andeavor	29,851	4,311,380
Marathon Petroleum Corp.	100,102	7,911,061
Phillips 66	88,593	10,320,199
Valero Energy Corp.	91,405	11,078,286

		33,620,926

Oil - Field Services — 0.7%
Baker Hughes a GE Co., LLC	89,170	3,084,390
Halliburton Co.	184,117	9,157,980
Schlumberger, Ltd.	292,027	20,053,494
TechnipFMC PLC	92,517	2,881,904

		35,177,768

Paper & Related Products — 0.1%
International Paper Co.	87,136	4,661,776

Pharmacy Services — 0.5%
CVS Health Corp.	214,079	13,570,468
Express Scripts Holding Co.†	119,084	9,027,758

		22,598,226

Pipelines — 0.3%
Kinder Morgan, Inc.	400,336	6,677,605
ONEOK, Inc.	86,649	5,905,996
Williams Cos., Inc.	174,576	4,689,111

		17,272,712

Publishing - Newspapers — 0.0%
News Corp., Class A	80,816	1,214,665
News Corp., Class B	25,696	397,003

		1,611,668

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.	21,363	2,668,666
American Tower Corp.	93,025	12,871,869
Apartment Investment & Management Co., Class A	33,199	1,355,515
AvalonBay Communities, Inc.	29,137	4,823,339
Boston Properties, Inc.	32,568	3,965,805
Crown Castle International Corp.	87,501	9,113,229
Digital Realty Trust, Inc.	43,351	4,659,366
Duke Realty Corp.	75,329	2,118,252

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Equinix, Inc.	16,718	$6,634,538
Equity Residential	77,688	4,971,255
Essex Property Trust, Inc.	13,935	3,330,883
Extra Space Storage, Inc.	26,596	2,559,865
Federal Realty Investment Trust	15,445	1,836,256
GGP, Inc.	133,282	2,702,959
HCP, Inc.	99,058	2,374,420
Host Hotels & Resorts, Inc.	154,906	3,350,617
Iron Mountain, Inc.	59,387	1,976,993
Kimco Realty Corp.	89,776	1,387,937
Macerich Co.#	22,886	1,273,148
Mid-America Apartment Communities, Inc.	23,977	2,243,288
Prologis, Inc.	112,481	7,238,152
Public Storage	31,615	6,697,322
Realty Income Corp.#	59,973	3,196,561
Regency Centers Corp.	31,354	1,821,040
SBA Communications Corp.†	24,585	3,886,151
Simon Property Group, Inc.	65,660	10,520,045
SL Green Realty Corp.#	19,060	1,858,731
UDR, Inc.	56,585	2,063,655
Ventas, Inc.	75,160	4,108,246
Vornado Realty Trust	36,481	2,543,091
Welltower, Inc.	78,150	4,505,348
Weyerhaeuser Co.	159,361	5,948,946

		130,605,488

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	63,760	2,945,074

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	17,833	2,845,612

Respiratory Products — 0.1%
ResMed, Inc.	30,159	3,100,647

Retail - Apparel/Shoe — 0.3%
Foot Locker, Inc.	25,576	1,380,337
Gap, Inc.	45,967	1,286,157
L Brands, Inc.	51,818	1,757,148
Ross Stores, Inc.	80,637	6,360,646
Tapestry, Inc.	60,114	2,628,184

		13,412,472

Retail - Auto Parts — 0.3%
Advance Auto Parts, Inc.	15,610	2,007,758
AutoZone, Inc.†	5,750	3,733,590
Genuine Parts Co.	30,963	2,811,131
O’Reilly Automotive, Inc.†	17,656	4,756,703

		13,309,182

Retail - Automobile — 0.1%
CarMax, Inc.†#	38,161	2,630,056

Retail - Building Products — 1.3%
Home Depot, Inc.	246,409	45,967,599
Lowe’s Cos., Inc.	175,132	16,639,291

		62,606,890

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	53,665	3,662,636

Retail - Discount — 1.2%
Costco Wholesale Corp.	92,657	18,368,324
Dollar General Corp.	54,438	4,762,236
Dollar Tree, Inc.†	50,030	4,131,978
Target Corp.	114,700	8,360,483
Walmart, Inc.	306,298	25,281,837

		60,904,858

226

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	179,777	$11,216,287

Retail - Gardening Products — 0.0%
Tractor Supply Co.	26,401	1,961,858

Retail - Jewelry — 0.1%
Tiffany & Co.	21,504	2,812,293

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.	24,667	1,209,423
TJX Cos., Inc.	133,424	12,050,856

		13,260,279

Retail - Perfume & Cosmetics — 0.1%
ULTA Beauty, Inc.†	12,227	3,018,969

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.#	35,451	2,366,354
Macy’s, Inc.	64,316	2,245,272

		4,611,626

Retail - Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	5,186	2,230,914
Darden Restaurants, Inc.	26,067	2,278,517
McDonald’s Corp.	168,216	26,916,242
Starbucks Corp.	296,538	16,804,808
Yum! Brands, Inc.	70,164	5,706,438

		53,936,919

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.	50,713	1,238,919

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	73,245	1,348,440

Semiconductor Components - Integrated Circuits — 0.5%
Analog Devices, Inc.	78,033	7,583,247
QUALCOMM, Inc.	312,374	18,155,177

		25,738,424

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	221,708	11,258,332
KLA-Tencor Corp.	33,049	3,742,138
Lam Research Corp.	34,385	6,814,420

		21,814,890

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	9,582	2,118,293

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	51,475	2,416,751

Steel - Producers — 0.1%
Nucor Corp.	67,084	4,306,122

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	72,537	1,932,386

Telephone - Integrated — 1.8%
AT&T, Inc.	1,295,614	41,874,244
CenturyLink, Inc.	205,271	3,740,038
Verizon Communications, Inc.	871,050	41,522,954

		87,137,236

Television — 0.1%
CBS Corp., Class B	72,830	3,668,447

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	13,349	2,723,730

Tobacco — 1.0%
Altria Group, Inc.	401,018	22,352,744

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco (continued)
Philip Morris International, Inc.	327,732	$26,067,803

		48,420,547

Tools - Hand Held — 0.1%
Snap-on, Inc.	11,969	1,769,258
Stanley Black & Decker, Inc.	32,359	4,505,667

		6,274,925

Toys — 0.1%
Hasbro, Inc.	23,845	2,068,554
Mattel, Inc.#	72,572	1,126,317

		3,194,871

Transport - Rail — 1.0%
CSX Corp.	187,218	12,103,644
Kansas City Southern	21,746	2,330,084
Norfolk Southern Corp.	59,961	9,093,086
Union Pacific Corp.	166,102	23,712,721

		47,239,535

Transport - Services — 0.7%
C.H. Robinson Worldwide, Inc.	29,489	2,565,543
Expeditors International of Washington, Inc.	37,252	2,774,529
FedEx Corp.	52,006	12,955,735
United Parcel Service, Inc., Class B	145,229	16,863,991

		35,159,798

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc.	18,064	2,313,998

Water — 0.1%
American Water Works Co., Inc.	37,677	3,132,466

Web Hosting/Design — 0.1%
VeriSign, Inc.†	20,225	2,638,149

Web Portals/ISP — 2.8%
Alphabet, Inc., Class A†	62,986	69,284,600
Alphabet, Inc., Class C†	64,225	69,683,483

		138,968,083

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	34,184	3,669,311

Total Long-Term Investment Securities
(cost $2,235,471,019)		4,864,989,045

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(2)(3)	4,199,226	4,199,226

U.S. Government Treasuries — 0.1%
United States Treasury Bills
1.74% due 06/14/2018(4)	$1,200,000	1,199,316
1.80% due 08/02/2018(4)	50,000	49,841
1.80% due 07/05/2018(4)	1,700,000	1,697,186
1.82% due 08/23/2018(4)	500,000	497,857
1.86% due 08/16/2018(4)	700,000	697,251

		4,141,451

Total Short-Term Investment Securities
(cost $8,340,593)		8,340,677

227

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount $60,475,470 collateralized by $67,435,000 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2026 and having an approximate value of $61,686,975 (cost $60,475,000)	$60,475,000	$60,475,000

TOTAL INVESTMENTS
(cost $2,304,286,612)(5)	99.5%	4,933,804,722
Other assets less liabilities	0.5	24,697,932

NET ASSETS	100.0%	$4,958,502,654

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).

(2)	At May 31, 2018, the Fund had loaned securities with a total value of $98,906,520. This was secured by collateral of $4,199,226, which was received in cash and subsequently invested in short-term investments currently valued at $4,199,226 as reported in the Portfolio of Investments. Additional collateral of $97,519,766 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$10,282,526
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	4,163,721
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	2,737,750
United States Treasury Bills	0.00%	06/07/2018 to 11/08/2018	2,643,564
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	77,692,205

(3)	The rate shown is the 7-day yield as of May 31, 2018.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
546	Long	S&P 500 E-Mini Index	June 2018	$74,307,508	$73,860,150	$(447,358)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (See Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,864,989,045	$—	$—	$4,864,989,045
Short-Term Investment Securities:
Registered Investment Companies	4,199,226	—	—	4,199,226
U.S. Government Treasuries	—	4,141,451	—	4,141,451
Repurchase Agreements	—	60,475,000	—	60,475,000

Total Investments at Value	$4,869,188,271	$64,616,451	$—	$4,933,804,722

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$447,358	$—	$—	$447,358

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

228

VALIC Company I Value Fund

PORTFOLIO PROFILE — May 31, 2018 (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.3%
Medical — Drugs	8.0
Oil Companies — Exploration & Production	6.3
Banks — Super Regional	5.0
Oil Companies — Integrated	4.2
Electric — Integrated	3.4
Semiconductor Components — Integrated Circuits	3.1
Diversified Manufacturing Operations	3.1
Networking Products	2.9
Electronic Components — Semiconductors	2.6
Repurchase Agreements	2.5
Investment Management/Advisor Services	2.5
Insurance — Multi-line	2.4
Tobacco	2.1
Real Estate Investment Trusts	2.0
Aerospace/Defense — Equipment	1.8
Medical Instruments	1.7
Transport — Rail	1.6
Chemicals — Diversified	1.5
Medical — HMO	1.5
Telephone — Integrated	1.5
Hotels/Motels	1.5
Oil — Field Services	1.4
Banks — Commercial	1.4
Computers — Memory Devices	1.3
Food — Misc./Diversified	1.3
Machinery — Construction & Mining	1.3
Paper & Related Products	1.3
Finance — Other Services	1.3
Insurance Brokers	1.2
Retail — Major Department Stores	1.2
Building & Construction Products — Misc.	1.1
Food — Wholesale/Distribution	1.1
Retail — Building Products	1.1
Cable/Satellite TV	1.1
Applications Software	1.1
Electronic Components — Misc.	1.1
Wireless Equipment	1.0
Medical Products	0.9
Building — Residential/Commercial	0.9
Retail — Catalog Shopping	0.9
Cosmetics & Toiletries	0.9
Computer Services	0.9
Cruise Lines	0.8
Insurance — Life/Health	0.7
Television	0.7
Home Decoration Products	0.6
Multimedia	0.6
Retail — Apparel/Shoe	0.6
Transport — Truck	0.3

99.6%

*	Calculated as a percentage of net assets

229

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.1%
Aerospace/Defense - Equipment — 1.8%
Triumph Group, Inc.#	16,700	$354,040
United Technologies Corp.	14,200	1,772,444

		2,126,484

Applications Software — 1.1%
Microsoft Corp.	12,904	1,275,431

Banks - Commercial — 1.4%
M&T Bank Corp.	9,320	1,603,786

Banks - Super Regional — 5.0%
PNC Financial Services Group, Inc.	20,293	2,910,219
Wells Fargo & Co.	52,756	2,848,297

		5,758,516

Building & Construction Products - Misc. — 1.1%
Fortune Brands Home & Security, Inc.	23,260	1,306,514

Building - Residential/Commercial — 0.9%
PulteGroup, Inc.	35,170	1,063,893

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	41,158	1,283,306

Chemicals - Diversified — 1.5%
DowDuPont, Inc.	27,603	1,769,628

Computer Services — 0.9%
Cognizant Technology Solutions Corp., Class A	13,110	987,839

Computers - Memory Devices — 1.3%
NetApp, Inc.	22,480	1,535,834

Cosmetics & Toiletries — 0.9%
Unilever NV	17,810	993,264

Cruise Lines — 0.8%
Norwegian Cruise Line Holdings, Ltd.†	18,180	951,541

Diversified Banking Institutions — 10.3%
Bank of America Corp.	85,420	2,480,597
Citigroup, Inc.	45,410	3,028,393
Goldman Sachs Group, Inc.	5,732	1,294,744
JPMorgan Chase & Co.	47,637	5,097,635

		11,901,369

Diversified Manufacturing Operations — 3.1%
Eaton Corp. PLC	23,905	1,830,645
Ingersoll-Rand PLC	19,414	1,699,502

		3,530,147

Electric - Integrated — 3.4%
Dominion Energy, Inc.	8,860	568,723
Edison International	17,374	1,079,968
Eversource Energy	23,674	1,351,312
NextEra Energy, Inc.	5,245	869,674

		3,869,677

Electronic Components - Misc. — 1.1%
Koninklijke Philips NV	30,419	1,242,008

Electronic Components - Semiconductors — 2.6%
Intel Corp.	55,182	3,046,046

Finance - Other Services — 1.3%
Nasdaq, Inc.	16,050	1,474,353

Food - Misc./Diversified — 1.3%
Kraft Heinz Co.#	9,881	567,960
Mondelez International, Inc., Class A	24,640	967,613

		1,535,573

Security Description	Shares	Value (Note 2)

Food - Wholesale/Distribution — 1.1%
US Foods Holding Corp.†	36,270	$1,294,114

Home Decoration Products — 0.6%
Newell Brands, Inc.#	28,290	667,078

Hotels/Motels — 1.5%
Hilton Worldwide Holdings, Inc.	21,169	1,708,550

Insurance Brokers — 1.2%
Marsh & McLennan Cos., Inc.	17,765	1,427,773

Insurance - Life/Health — 0.7%
Principal Financial Group, Inc.	14,939	833,596

Insurance - Multi-line — 2.4%
Chubb, Ltd.	12,344	1,613,237
MetLife, Inc.	24,160	1,111,119

		2,724,356

Investment Management/Advisor Services — 2.5%
BlackRock, Inc.	2,948	1,574,910
Invesco, Ltd.	46,210	1,262,457

		2,837,367

Machinery - Construction & Mining — 1.3%
Caterpillar, Inc.	9,850	1,496,314

Medical Instruments — 1.7%
Medtronic PLC	22,495	1,941,768

Medical Products — 0.9%
Zimmer Biomet Holdings, Inc.	9,720	1,083,877

Medical - Drugs — 8.0%
Allergan PLC	7,660	1,155,128
AstraZeneca PLC ADR#	35,330	1,308,270
Bristol-Myers Squibb Co.	26,100	1,373,382
Eli Lilly & Co.	16,420	1,396,357
Merck & Co., Inc.	41,438	2,466,804
Roche Holding AG	6,910	1,482,074

		9,182,015

Medical - HMO — 1.5%
UnitedHealth Group, Inc.	7,325	1,769,061

Multimedia — 0.6%
Viacom, Inc., Class B	24,170	655,007

Networking Products — 2.9%
Cisco Systems, Inc.	79,599	3,399,673

Oil Companies - Exploration & Production — 6.3%
Canadian Natural Resources, Ltd.	45,590	1,575,590
EOG Resources, Inc.	16,150	1,902,631
Marathon Oil Corp.	78,378	1,679,641
Occidental Petroleum Corp.	10,110	851,262
Pioneer Natural Resources Co.	6,450	1,245,495

		7,254,619

Oil Companies - Integrated — 4.2%
Chevron Corp.	27,201	3,381,085
Exxon Mobil Corp.	18,647	1,514,882

		4,895,967

Oil - Field Services — 1.4%
Halliburton Co.	32,830	1,632,964

Paper & Related Products — 1.3%
International Paper Co.	27,615	1,477,403

Real Estate Investment Trusts — 2.0%
Brixmor Property Group, Inc.	40,240	639,011

230

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Park Hotels & Resorts, Inc.#	50,329	$1,621,601

		2,260,612

Retail - Apparel/Shoe — 0.6%
L Brands, Inc.	18,850	639,204

Retail - Building Products — 1.1%
Home Depot, Inc.	6,924	1,291,672

Retail - Catalog Shopping — 0.9%
Qurate Retail Group, Inc., Class A†	51,780	1,052,687

Retail - Major Department Stores — 1.2%
TJX Cos., Inc.	15,460	1,396,347

Semiconductor Components - Integrated Circuits — 3.1%
Analog Devices, Inc.	8,809	856,058
Maxim Integrated Products, Inc.	21,515	1,261,855
QUALCOMM, Inc.	26,090	1,516,351

		3,634,264

Telephone - Integrated — 1.5%
Verizon Communications, Inc.	36,755	1,752,111

Television — 0.7%
CBS Corp., Class B	16,275	819,772

Tobacco — 2.1%
British American Tobacco PLC	16,875	868,090
Philip Morris International, Inc.	20,270	1,612,276

		2,480,366

Transport - Rail — 1.6%
Union Pacific Corp.	12,670	1,808,769

Transport - Truck — 0.3%
Schneider National, Inc., Class B#	11,428	336,897

Wireless Equipment — 1.0%
Nokia OYJ ADR#	193,690	1,121,465

Total Long-Term Investment Securities
(cost $84,246,379)		112,130,877

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2) (cost $29,408)	29,408	$29,408

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $2,887,022 and collateralized by $3,080,000 of United States Treasury Notes, bearing interest at 2.25%, due 08/15/2027 and having an approximate value of $2,948,786 (cost $2,887,000)	$2,887,000	2,887,000

TOTAL INVESTMENTS
(cost $87,162,787)(3)	99.6%	115,047,285
Other assets less liabilities	0.4	426,445

NET ASSETS	100.0%	$115,473,730

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At May 31, 2018, the Fund had loaned securities with a total value of $6,030,288. This was secured by collateral of $29,408, which was received in cash and subsequently invested in short-term investments currently valued at $29,408 as reported in the Portfolio of Investments. Additional collateral of $6,311,238 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
United States Treasury Bills	0.00%	06/21/2018 to 11/08/2018	$793,277
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	5,517,961

(2)	The rate shown is the 7-day yield as of May 31, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$108,538,705	$3,592,172	**	$—	$112,130,877
Short-Term Investment Securities	29,408	—		—	29,408
Repurchase Agreements	—	2,887,000		—	2,887,000

Total Investments at Value	$108,568,113	$6,479,172		$—	$115,047,285

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $2,350,165 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

231

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2018

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$170,700,465	$782,580,350	$59,664,173	$256,868,394	$251,461,360	$885,685,918	$46,407,951
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	199,213,447
Repurchase agreements (cost approximates value)	–	–	–	–	–	2,580,000	–
Cash	1	–	931	–	23,719	17,062	–
Foreign cash*	176,686	–	–	–	–	34,265	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	860,000	–	–	–	–	–	–
Receivable for:
Fund shares sold	297	331,747	10,949	36,364	311	634,717	6,087
Dividends and interest	471,922	577,573	115,506	1,370,770	538,559	2,373,851	201,323
Investments sold	–	4,149,210	306,995	1,159,973	1,647,164	1,560,318	103,417
Investments sold on an extended settlement basis	461,417	–	–	–	–	–	2,972,172
Receipts on swap contracts	–	–	–	–	–	–	–
Securites lending income	6,703	10,689	1,023	2,011	466	17,317	–
Prepaid expenses and other assets	28,588	20,518	7,799	17,642	23,666	21,405	8,935
Due from investment adviser for expense reimbursements/fee waivers	–	–	3,575	–	38,830	–	1,568
Variation margin on futures contracts	156,874	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	89,875	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	172,952,828	787,670,087	60,110,951	259,455,154	253,734,075	892,924,853	248,914,900

LIABILITIES:
Payable for:
Fund shares reacquired	383,731	4,758,000	33,460	99,757	210,488	525,414	135,302
Investments purchased	–	2,039,233	297,319	203,444	290,674	1,668,148	–
Investments purchased on an extended settlement basis	480,722	–	–	278,972	–	–	3,095,244
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	71,450	478,503	35,904	107,380	172,401	530,716	52,120
Administrative service fee	9,588	44,341	3,441	14,429	14,473	50,389	2,521
Transfer agent fees and expenses	187	624	251	438	187	437	125
Directors’ fees and expenses	7,442	15,382	1,154	7,003	17,617	16,480	3,040
Other accrued expenses	114,821	103,402	53,164	82,150	67,722	109,348	67,279
Variation margin on futures contracts	27,655	–	–	–	–	–	657,133
Collateral upon return of securities loaned	5,301,092	328,350	154,712	3,577,298	–	5,843,635	–
Due to custodian	–	566,253	–	–	–	–	41,948
Due to broker	97,307	–	–	–	–	–	778,095
Call and put options written, at value@	–	–	–	–	–	–	250,108
Unrealized depreciation on forward foreign currency contracts	793,474	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	7,287,469	8,334,088	579,405	4,370,871	773,562	8,744,567	5,082,915

NET ASSETS	$165,665,359	$779,335,999	$59,531,546	$255,084,283	$252,960,513	$884,180,286	$243,831,985

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$146,241	$373,968	$37,418	$267,288	$109,109	$713,480	$199,832
Additional paid-in capital	147,990,652	327,566,649	40,967,338	255,596,387	168,215,770	721,665,987	216,502,204
Accumulated undistributed net investment income (loss)	2,454,469	(252,978)	723,659	5,706,003	2,752,068	16,814,640	2,736,239
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	10,832,600	90,696,853	4,103,732	(1,534,130)	28,224,188	92,132,659	7,650,019
Unrealized appreciation (depreciation) on investments	4,471,190	360,951,479	13,699,438	(4,951,265)	53,659,378	52,856,780	17,206,128
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	391,561	–	–	–	–	–	(462,437)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(621,354)	28	(39)	–	–	(3,260)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$165,665,359	$779,335,999	$59,531,546	$255,084,283	$252,960,513	$884,180,286	$243,831,985

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,624,066	37,396,838	3,741,809	26,728,791	10,910,870	71,347,996	19,983,240
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.33	$20.84	$15.91	$9.54	$23.18	$12.39	$12.20

*Cost
Investment securities (unaffiliated)	$166,229,275	$421,628,871	$45,964,735	$261,819,659	$197,801,982	$832,829,138	$47,657,221

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$180,758,049

Foreign cash	$91,538	$–	$–	$–	$–	$34,197	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$386,878

† Including securities on loan	$10,790,906	$36,089,358	$4,822,472	$10,232,245	$4,190,624	$56,887,045	$–

See Notes to Financial Statements

232

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2018 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$841,069,480	$903,588,485	$365,601,317	$416,014,856	$393,956,542	$312,145,422	$117,509,900
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	11,071,000	–	126,000	4,206,000
Cash	868,976	977	324	1,384	45,727	533	306
Foreign cash*	4,324,910	401,115	454,686	2,279,130	1,480,164	–	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	1,572,698	–	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	273,929	33,153	117,994	950	2,299	29,780	315
Dividends and interest	1,207,904	4,716,117	1,104,821	1,332,269	2,481,712	147,382	431,828
Investments sold	12,814,648	1,209,588	498,311	50,490	–	–	–
Investments sold on an extended settlement basis	655,384	2,686,632	4,432,975	238,044	–	–	–
Receipts on swap contracts	–	–	–	–	146,836	–	–
Securites lending income	25,491	60,852	12,576	1,611	24,846	–	268
Prepaid expenses and other assets	21,129	32,662	14,794	25,098	20,521	34,181	29,254
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	2,499,762	–	–
Unrealized appreciation on swap contracts	–	–	–	–	1,063,544	–	–

TOTAL ASSETS	861,261,851	912,729,581	372,237,798	431,014,832	403,294,651	312,483,298	122,177,871

LIABILITIES:
Payable for:
Fund shares reacquired	1,616,799	1,352,353	427,162	1,386,720	194,714	521,163	269,984
Investments purchased	18,951,829	1,192,189	2,954,227	–	43,648	–	–
Investments purchased on an extended settlement basis	2,650,289	2,026,394	5,174,238	147,880	–	–	–
Payments on swap contracts	–	–	–	–	201,293	–	–
Accrued foreign tax on capital gains	1,134,029	84,383	–	–	77,603	–	–
Investment advisory and management fees	535,463	508,394	226,384	184,211	168,084	106,283	51,274
Administrative service fee	47,589	50,750	20,681	24,718	22,554	17,827	6,880
Transfer agent fees and expenses	204	501	438	375	187	738	779
Directors’ fees and expenses	15,305	26,648	8,317	17,037	13,711	24,867	6,586
Other accrued expenses	319,286	207,452	92,762	94,776	153,679	104,293	67,156
Variation margin on futures contracts	–	–	–	129,880	–	–	–
Collateral upon return of securities loaned	18,758,752	37,864,074	110,500	573,385	12,404,396	–	350,485
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	3,867	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	314,312	–	–
Unrealized depreciation on swap contracts	–	–	–	–	62,964	–	–

TOTAL LIABILITIES	44,029,545	43,313,138	9,014,709	2,562,849	13,657,145	775,171	753,144

NET ASSETS	$817,232,306	$869,416,443	$363,223,089	$428,451,983	$389,637,506	$311,708,127	$121,424,727

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$918,755	$815,044	$473,134	$163,308	$324,209	$3,117,229	$118,900
Additional paid-in capital	703,492,108	802,735,213	339,705,353	331,177,204	332,565,467	308,604,525	123,450,306
Accumulated undistributed net investment income (loss)	12,631,070	17,095,451	7,590,684	4,725,034	3,015,978	3,467	3,151,564
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	(39,848,092)	(23,008,048)	(4,567,332)	88,144	25,661,799	(17,094)	(3,003,481)
Unrealized appreciation (depreciation) on investments	141,161,876	71,898,877	20,037,120	92,533,274	25,076,230	–	(2,292,562)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	–	–	(175,051)	1,000,580	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	10,618	(35,711)	(15,870)	(59,930)	2,070,846	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(1,134,029)	(84,383)	–	–	(77,603)	–	–

NET ASSETS	$817,232,306	$869,416,443	$363,223,089	$428,451,983	$389,637,506	$311,708,127	$121,424,727

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	91,875,495	81,504,400	47,313,441	16,330,752	32,420,915	311,722,893	11,890,009
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.89	$10.67	$7.68	$26.24	$12.02	$1.00	$10.21

*Cost
Investment securities (unaffiliated)	$699,907,604	$831,689,608	$345,564,197	$323,481,582	$368,880,312	$312,145,422	$119,802,462

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$4,329,011	$400,882	$455,264	$2,331,652	$1,549,904	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$86,453,286	$55,055,412	$14,081,864	$12,418,282	$22,837,046	$–	$2,176,283

See Notes to Financial Statements

233

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2018 — (continued)

	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$1,213,788,279	$128,182,408	$788,126,587	$603,782,380	$1,332,580,079	$219,815,076	$474,915,545
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	5,430,000	–	–
Cash	5,191,781	111	2,767	6,186	753	32	30,913,120
Foreign cash*	52,834	–	106,147	65,254	4,468,493	623,867	358,067
Cash collateral for futures contracts	–	105,000	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	498,942	35,036	29,025	200,916	6,071,116	113,546	7,282
Dividends and interest	1,611,334	235,718	376,037	2,099,857	7,283,107	2,367,683	1,814,829
Investments sold	1,316,573	2,942,595	2,086,948	7,644,053	92,879	3,984,712	–
Investments sold on an extended settlement basis	184,041	–	–	–	1,138,155	1,398,193	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securities lending income	26,565	570	37,004	3,063	92,545	3,941	4,209
Prepaid expenses and other assets	42,486	12,791	20,089	16,383	47,696	15,393	29,063
Due from investment adviser for expense reimbursements/fee waivers	50,824	5,051	21,581	–	–	–	82,007
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	474,948	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	1,223,238,607	131,519,280	790,806,185	613,818,092	1,357,204,823	228,322,443	508,124,122

LIABILITIES:
Payable for:
Fund shares reacquired	838,646	281,869	582,099	380,682	77,186	98,640	5,575,138
Investments purchased	1,756,279	2,898,890	1,617,737	14,376,283	–	3,797,692	941,428
Investments purchased on an extended settlement basis	–	–	317,721	–	706,147	1,902,131	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	8,519	–	–	–	–	–	–
Investment advisory and management fees	701,501	81,471	634,174	233,534	322,460	91,074	379,647
Administrative service fee	68,201	7,288	43,288	33,827	75,892	12,223	27,513
Transfer agent fees and expenses	313	375	251	438	721	438	438
Directors’ fees and expenses	33,510	5,997	14,642	10,843	34,469	7,650	22,337
Other accrued expenses	153,483	56,636	112,304	95,801	358,532	80,175	120,919
Variation margin on futures contracts	–	14,345	–	–	115,680	–	–
Collateral upon return of securities loaned	16,963,764	–	18,251,278	3,643,758	67,527,084	2,584,000	10,136,077
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	65,179	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	20,589,395	3,346,871	21,573,494	18,775,166	69,218,171	8,574,023	17,203,497

NET ASSETS	$1,202,649,212	$128,172,409	$769,232,691	$595,042,926	$1,287,986,652	$219,748,420	$490,920,625

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$692,794	$57,666	$375,827	$546,971	$1,738,544	$188,747	$327,067
Additional paid-in capital	815,588,042	88,191,323	523,519,845	580,361,536	1,164,836,714	223,420,062	345,479,744
Accumulated undistributed net investment income (loss)	4,291,422	1,105,142	(1,187,769)	11,145,565	29,011,970	2,323,924	2,570,852
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	85,148,023	12,000,402	62,638,953	759,998	(14,616,184)	(1,419,269)	107,996,635
Unrealized appreciation (depreciation) on investments	296,529,087	26,825,998	183,888,137	2,248,375	107,596,775	(4,726,704)	34,555,178
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	469,901	(8,122)	–	–	(510,971)	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(61,538)	–	(2,302)	(19,519)	(70,196)	(38,340)	(8,851)
Accrued capital gains tax on unrealized appreciation (depreciation)	(8,519)	–	–	–	–	–	–

NET ASSETS	$1,202,649,212	$128,172,409	$769,232,691	$595,042,926	$1,287,986,652	$219,748,420	$490,920,625

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	69,279,380	5,766,622	37,582,690	54,697,088	173,854,365	18,874,712	32,706,716
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.36	$22.23	$20.47	$10.88	$7.41	$11.64	$15.01

*Cost
Investment securities (unaffiliated)	$917,259,192	$101,356,410	$604,238,450	$601,534,005	$1,224,983,304	$224,541,780	$440,360,367

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$52,722	$–	$105,304	$66,764	$4,472,431	$624,622	$362,692

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$36,400,441	$1,329,386	$145,714,805	$11,271,601	$73,439,680	$11,351,435	$29,558,622

See Notes to Financial Statements

234

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2018 — (continued)

	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$175,685,368	$444,439,527	$3,460,321,763	$294,326,484	$454,831,846	$1,423,426,590	$159,096,724
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	5,333,000	–	59,960,000	–	21,667,000	1,319,000	4,192,000
Cash	770	64,614	449	17,223	114	473,041	218
Foreign cash*	–	–	–	2	–	955,823	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	1,200	–	–
Receivable for:
Fund shares sold	617	953	1,468,534	985	2,178	185,388	350,919
Dividends and interest	214,310	556,153	4,161,719	264,481	512,633	951,068	48,078
Investments sold	820,675	–	31,218,492	–	–	14,228,936	662,044
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securites lending income	120	2,121	149,101	7,188	11,014	61,446	5,956
Prepaid expenses and other assets	11,335	18,719	123,050	14,605	14,090	55,374	9,951
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	7,962	–	1,686
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	182,066,195	445,082,087	3,557,403,108	294,630,968	477,048,037	1,441,656,666	164,367,576

LIABILITIES:
Payable for:
Fund shares reacquired	381,002	89,544	4,812,133	358,260	425,540	531,617	11,477
Investments purchased	1,152,510	–	29,743,878	132,566	–	16,010,116	808,610
Investments purchased on an extended settlement basis	–	–	–	–	–	–	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	107,503	241,157	747,951	170,010	155,177	1,019,132	110,432
Administrative service fee	10,304	25,282	193,926	16,453	26,651	78,777	8,718
Transfer agent fees and expenses	408	313	1,126	438	905	904	187
Directors’ fees and expenses	4,266	12,629	105,589	8,465	7,674	47,345	2,743
Other accrued expenses	61,006	80,468	303,035	57,781	33,080	156,658	56,274
Variation margin on futures contracts	–	–	727,003	–	34,440	–	–
Collateral upon return of securities loaned	–	–	86,679,316	2,232,493	2,851,552	20,379,343	6,199,310
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	1,716,999	449,393	123,313,957	2,976,466	3,535,019	38,223,892	7,197,751

NET ASSETS	$180,349,196	$444,632,694	$3,434,089,151	$291,654,502	$473,513,018	$1,403,432,774	$157,169,825

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$154,079	$296,126	$1,224,659	$184,037	$338,907	$450,640	$95,599
Additional paid-in capital	135,559,491	289,747,133	2,098,341,533	195,518,705	187,957,682	836,632,174	98,030,267
Accumulated undistributed net investment income (loss)	1,588,331	2,738,696	42,905,038	(79,640)	2,116,085	(1,536,490)	(307,413)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	12,879,894	29,991,247	280,204,646	26,741,825	6,948,740	262,865,704	21,428,596
Unrealized appreciation (depreciation) on investments	30,167,401	121,860,252	1,010,817,496	69,290,539	276,213,777	304,980,224	37,922,776
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	–	595,779	–	(62,173)	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(760)	–	(964)	–	40,522	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$180,349,196	$444,632,694	$3,434,089,151	$291,654,502	$473,513,018	$1,403,432,774	$157,169,825

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	15,407,916	29,612,648	122,465,863	18,403,677	33,890,674	45,064,014	9,559,931
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.70	$15.01	$28.04	$15.85	$13.97	$31.14	$16.44

*Cost
Investment securities (unaffiliated)	$145,517,967	$322,579,275	$2,449,504,267	$225,035,945	$178,618,069	$1,118,446,366	$121,173,948

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$2	$–	$913,780	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$996,217	$21,834,010	$717,392,547	$35,649,636	$11,137,130	$128,098,208	$33,479,960

See Notes to Financial Statements

235

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2018 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$330,923,243	$1,302,441,253	$302,191,006	$120,078,384	$4,863,315,934	$112,160,285
Investment securities, at value (affiliated)*†	–	–	–	–	10,013,788	–
Repurchase agreements (cost approximates value)	4,832,000	57,103,000	–	–	60,475,000	2,887,000
Cash	–	36	645	–	270	57
Foreign cash*	–	–	–	–	–	–
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:
Fund shares sold	49	278,087	2,223	973	21,268,511	65
Dividends and interest	180,741	797,356	390,524	84,427	9,972,635	392,102
Investments sold	346,880	–	1,698,651	977,835	–	219,583
Investments sold on an extended settlement basis	–	978,262	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–
Securites lending income	32,804	168,280	5,826	4,300	12,640	1,598
Prepaid expenses and other assets	26,239	44,136	12,522	9,960	264,021	11,045
Due from investment adviser for expense reimbursements/fee waivers	29,888	–	–	7,012	–	8,650
Variation margin on futures contracts	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	336,371,844	1,361,810,410	304,301,397	121,162,891	4,965,322,799	115,680,385

LIABILITIES:
Payable for:
Fund shares reacquired	265,062	3,121,503	515,759	237,856	248,849	32,250
Investments purchased	498,138	–	515,232	250,180	–	–
Investments purchased on an extended settlement basis	–	598,179	–	–	–	–
Payments on swap contracts	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	240,792	311,806	192,282	85,140	1,006,453	76,774
Administrative service fee	18,170	72,286	17,199	6,720	280,663	6,604
Transfer agent fees and expenses	188	878	375	187	1,454	438
Directors’ fees and expenses	19,350	37,356	7,449	3,439	184,558	4,506
Other accrued expenses	87,298	229,120	64,748	57,259	377,512	56,675
Variation margin on futures contracts	–	605,220	–	–	521,430	–
Collateral upon return of securities loaned	13,969,862	62,404,238	2,243,097	2,000,045	4,199,226	29,408
Due to custodian	36,775	–	–	–	–	–
Due to broker	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	15,135,635	67,380,586	3,556,141	2,640,826	6,820,145	206,655

NET ASSETS	$321,236,209	$1,294,429,824	$300,745,256	$118,522,065	$4,958,502,654	$115,473,730

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$278,364	$567,504	$217,302	$85,621	$1,256,440	$64,615
Additional paid-in capital	238,629,119	774,186,606	230,972,450	82,826,298	2,181,374,150	86,021,615
Accumulated undistributed net investment income (loss)	1,175,274	12,288,741	3,186,244	(46,343)	74,632,055	1,662,027
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts and foreign exchange transactions	24,707,675	90,378,039	27,943,028	14,598,613	72,169,257	(158,164)
Unrealized appreciation (depreciation) on investments	56,445,777	415,437,495	38,426,232	21,057,876	2,629,518,110	27,884,498
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	1,571,439	–	–	(447,358)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	(861)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

NET ASSETS	$321,236,209	$1,294,429,824	$300,745,256	$118,522,065	$4,958,502,654	$115,473,730

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	27,836,421	56,750,393	21,730,228	8,562,063	125,643,965	6,461,498
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.54	$22.81	$13.84	$13.84	$39.46	$17.87

*Cost
Investment securities (unaffiliated)	$274,477,466	$887,003,758	$263,764,774	$99,020,508	$2,237,168,083	$84,275,787

Investment securities (affiliated)	$–	$–	$–	$–	$6,643,529	$–

Foreign cash	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–

† Including securities on loan	$52,627,995	$219,314,268	$27,087,606	$18,737,980	$98,906,520	$6,030,288

See Notes to Financial Statements

236

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2018

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,790,692	$5,417,360	$1,225,406	$21,243	$4,726,599	$23,313,953	$–
Dividends (affiliated)	–	–	–	–	–	–	2,326,668
Securities lending income	89,562	109,030	7,571	23,846	12,126	141,306	–
Interest (unaffiliated)	697,404	39,702	1,830	6,619,983	1,992	48,934	902,670

Total investment income*	3,577,658	5,566,092	1,234,807	6,665,072	4,740,717	23,504,193	3,229,338

EXPENSES:
Investment advisory and management fees	840,768	5,329,979	421,750	1,217,535	2,020,043	5,805,279	632,213
Administrative service fee	113,060	493,985	40,510	163,762	169,987	549,972	32,475
Transfer agent fees and expenses	1,115	2,976	1,488	2,604	1,115	2,594	744
Custodian fees	86,655	41,316	23,035	43,395	40,864	54,166	20,741
Reports to shareholders	20,448	90,325	7,289	30,801	31,948	99,686	32,554
Audit and tax fees	48,155	35,829	35,578	49,468	35,615	35,340	35,565
Legal fees	26,911	27,072	11,988	15,932	22,804	31,512	16,718
Directors’ fees and expenses	8,226	36,216	2,935	12,062	13,094	40,724	12,437
Interest expense	7,955	–	–	–	525	–	–
License fee	603	603	603	603	603	603	603
Other expenses	62,303	27,694	11,752	14,408	15,538	30,801	11,890

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,216,199	6,085,995	556,928	1,550,570	2,352,136	6,650,677	795,940

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	(44,802)	–	(398,640)	–	(17,791)
Fees paid indirectly (Note 7)	(3,008)	(2,682)	(1,505)	–	–	–	–

Net expenses	1,213,191	6,083,313	510,621	1,550,570	1,953,496	6,650,677	778,149

Net investment income (loss)	2,364,467	(517,221)	724,186	5,114,502	2,787,221	16,853,516	2,451,189

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	12,720,555	91,973,741	4,376,538	113,239	29,358,901	94,280,945	(5,393,859)
Investments (affiliated)	–	–	–	–	–	–	4,135,197
Futures contracts	(1,744,065)	–	–	–	–	–	15,930,405
Forward contracts	271,109	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	(4,572,490)
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	4,344,017
Net realized foreign exchange gain (loss) on other assets and liabilities	(181,236)	400	1	–	847	(297)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	11,066,363	91,974,141	4,376,539	113,239	29,359,748	94,280,648	14,443,270

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	911,691	87,961,509	613,597	(7,502,995)	3,928,974	(55,236,217)	(774,796)
Investments (affiliated)	–	–	–	–	–	–	9,996,363
Futures contracts	499,470	–	–	–	–	–	(3,001,210)
Forward contracts	(703,599)	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	(6,479)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	96,512	59	(39)	–	–	(7,074)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	804,074	87,961,568	613,558	(7,502,995)	3,928,974	(55,243,291)	6,213,878

Net realized and unrealized gain (loss) on investments and foreign currencies	11,870,437	179,935,709	4,990,097	(7,389,756)	33,288,722	39,037,357	20,657,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,234,904	$179,418,488	$5,714,283	$(2,275,254)	$36,075,943	$55,890,873	$23,108,337

* Net of foreign withholding taxes on interest and dividends of	$123,737	$3,063	$4,802	$1,529	$37,344	$357,588	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

237

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2018 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$21,765,943	$23,579,260	$11,970,272	$8,839,210	$6,226,068	$–	$–
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	256,263	386,813	66,551	26,055	87,218	–	3,174
Interest (unaffiliated)	33,252	292,003	40,551	68,969	8,160,613	3,977,894	3,703,652

Total investment income*	22,055,458	24,258,076	12,077,374	8,934,234	14,473,899	3,977,894	3,706,826

EXPENSES:
Investment advisory and management fees	6,123,833	5,980,498	2,772,846	2,166,407	2,058,146	1,299,792	664,562
Administrative service fee	544,457	598,244	254,289	291,324	276,755	218,468	89,356
Transfer agent fees and expenses	2,500	2,976	2,604	2,231	1,115	4,450	3,347
Custodian fees	541,002	215,410	53,464	57,668	164,723	11,554	33,686
Reports to shareholders	97,171	111,246	47,197	53,376	52,112	36,680	17,401
Audit and tax fees	58,123	46,446	37,414	44,322	49,243	40,753	42,395
Legal fees	63,562	39,862	20,401	21,047	34,218	18,367	13,793
Directors’ fees and expenses	39,368	43,608	18,139	21,314	20,290	19,639	6,540
Interest expense	152	–	21	667	1,585	–	–
License fee	603	603	603	603	603	603	603
Other expenses	31,807	32,930	27,285	25,405	26,930	10,731	11,605

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	7,502,578	7,071,823	3,234,263	2,684,364	2,685,720	1,661,037	883,288

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	–	–	–
Fees paid indirectly (Note 7)	(3,537)	(6,242)	(2,335)	–	(1,925)	–	–

Net expenses	7,499,041	7,065,581	3,231,928	2,684,364	2,683,795	1,661,037	883,288

Net investment income (loss)	14,556,417	17,192,495	8,845,446	6,249,870	11,790,104	2,316,857	2,823,538

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	61,436,314	(3,117,021)	8,430,927	5,947,506	27,369,528	(17,092)	77,920
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	654,846	–	–	3,986,541	–	–	–
Forward contracts	–	–	–	–	(5,672,060)	–	–
Swap contracts	–	–	–	–	(496,055)	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(482,590)	89,995	4,567	28,747	(178,114)	–	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	(337)	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	337	–

Net realized gain (loss) on investments and foreign currencies	61,608,570	(3,027,026)	8,435,494	9,962,794	21,023,299	(17,092)	77,920

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	14,774,676	12,368,524	5,635,120	33,934,412	(19,263,246)	–	(4,504,096)
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	–	(622,735)	–		–
Forward contracts	–	–	–	–	3,945,640	–	–
Swap contracts	–	–	–	–	2,479,345	–	–
Written options contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(20,593)	(10,745)	(6,710)	(63,529)	(136,496)	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	488,583	109,954	–	–	17,425	–	–

Net unrealized gain (loss) on investments and foreign currencies	15,242,666	12,467,733	5,628,410	33,248,148	(12,957,332)	–	(4,504,096)

Net realized and unrealized gain (loss) on investments and foreign currencies	76,851,236	9,440,707	14,063,904	43,210,942	8,065,967	(17,092)	(4,426,176)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,407,653	$26,633,202	$22,909,350	$49,460,812	$19,856,071	$2,299,765	$(1,602,638)

* Net of foreign withholding taxes on interest and dividends of	$2,884,381	$2,404,540	$814,285	$596,766	$899,592	$–	$–

** Net of foreign withholding taxes on capital gains of	$868,251	$385,875	$–	$–	$84,269	$–	$–

See Notes to Financial Statements

238

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2018 — (continued)

	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$12,951,761	$2,175,842	$5,647,953	$221,507	$37,922,350	$–	$7,025,972
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	213,277	7,581	505,394	26,150	443,589	17,943	83,108
Interest (unaffiliated)	10,292	2,729	60,309	17,597,386	375,509	5,237,696	13,381

Total investment income*	13,175,330	2,186,152	6,213,656	17,845,043	38,741,448	5,255,639	7,122,461

EXPENSES:
Investment advisory and management fees	7,852,028	948,814	7,420,241	2,874,485	3,707,192	979,113	4,253,685
Administrative service fee	761,962	85,062	507,477	420,184	870,612	131,651	308,448
Transfer agent fees and expenses	1,860	2,231	1,488	2,604	4,835	2,602	2,604
Custodian fees	99,153	17,220	44,650	34,556	239,221	38,780	134,244
Reports to shareholders	119,462	15,436	93,224	82,298	158,899	22,338	95,176
Audit and tax fees	37,575	37,891	37,841	44,407	44,394	54,061	46,963
Legal fees	42,998	13,418	48,227	27,811	45,367	14,966	61,241
Directors’ fees and expenses	55,810	6,269	37,106	31,514	64,016	9,385	22,526
Interest expense	160	79	–	–	3,130	367	846
License fee	603	603	603	603	258,933	603	603
Other expenses	35,646	13,372	30,246	19,331	13,939	13,965	24,960

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	9,007,257	1,140,395	8,221,103	3,537,793	5,410,538	1,267,831	4,951,296

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(566,566)	(64,993)	(235,556)	–	–	–	(475,198)
Fees paid indirectly (Note 7)	–	(1,027)	(5,963)	–	–	–	(238)

Net expenses	8,440,691	1,074,375	7,979,584	3,537,793	5,410,538	1,267,831	4,475,860

Net investment income (loss)	4,734,639	1,111,777	(1,765,928)	14,307,250	33,330,910	3,987,808	2,646,601

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	89,965,410	12,117,909	65,314,208	3,064,532	7,152,455	1,699,638	116,232,693
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	181,409	–	–	10,131,091	–	–
Forward contracts	(467,043)	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	147,404	–	–	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(21,497)	30	(31,823)	(68,540)	99,287	29,922	(85,293)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	89,476,870	12,299,348	65,429,789	2,995,992	17,382,833	1,729,560	116,147,400

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	117,901,875	1,023,616	70,758,897	(9,895,271)	45,090,885	(5,920,829)	(41,370,768)
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	(13,249)	–	–	(4,944,384)	–	–
Forward contracts	469,901	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,419	–	(2,883)	(21,863)	(48,504)	(64,350)	63,408
Change in accrued capital gains tax on unrealized appreciation (depreciation)	8,844	–	–	–	–	–	55,603

Net unrealized gain (loss) on investments and foreign currencies	118,383,039	1,010,367	70,756,014	(9,917,134)	40,097,997	(5,985,179)	(41,251,757)

Net realized and unrealized gain (loss) on investments and foreign currencies	207,859,909	13,309,715	136,185,803	(6,921,142)	57,480,830	(4,255,619)	74,895,643

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$212,594,548	$14,421,492	$134,419,875	$7,386,108	$90,811,740	$(267,811)	$77,542,244

* Net of foreign withholding taxes on interest and dividends of	$209,642	$146	$79,245	$4	$3,820,028	$3,810	$1,007,960

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$111,822

See Notes to Financial Statements

239

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2018 — (continued)

	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,071,617	$6,232,668	$52,271,828	$2,211,121	$4,282,761	$7,218,363	$439,287
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	2,635	26,986	1,971,752	104,102	73,144	534,163	66,654
Interest (unaffiliated)	7,332	23,211	857,182	39,269	51,747	401,604	5,835

Total investment income*	3,081,584	6,282,865	55,100,762	2,354,492	4,407,652	8,154,130	511,776

EXPENSES:
Investment advisory and management fees	1,253,718	2,777,277	8,866,514	1,925,641	1,687,762	10,976,365	1,140,493
Administrative service fee	120,429	291,781	2,308,396	186,267	289,816	848,575	90,224
Transfer agent fees and expenses	2,761	1,860	6,695	2,604	5,317	5,298	1,115
Custodian fees	24,980	23,649	117,269	14,841	30,332	100,264	25,111
Reports to shareholders	22,603	53,229	431,388	33,449	53,451	157,649	15,729
Audit and tax fees	35,907	35,383	37,150	36,019	37,511	38,167	35,901
Legal fees	14,720	20,159	70,910	23,002	20,252	57,175	13,363
Directors’ fees and expenses	8,877	21,491	169,092	13,675	21,386	62,257	6,615
Interest expense	–	126	18,391	111	813	419	–
License fee	603	603	34,333	603	172,396	603	603
Other expenses	14,714	16,962	91,949	25,405	15,493	41,806	12,364

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,499,312	3,242,520	12,152,087	2,261,617	2,334,529	12,288,578	1,341,518

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	(49,470)	–	(13,178)
Fees paid indirectly (Note 7)	(7,779)	(2,026)	–	(7,086)	–	(50,725)	(8,706)

Net expenses	1,491,533	3,240,494	12,152,087	2,254,531	2,285,059	12,237,853	1,319,634

Net investment income (loss)	1,590,051	3,042,371	42,948,675	99,961	2,122,593	(4,083,723)	(807,858)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	14,035,715	29,838,796	283,267,296	27,092,773	3,900,866	275,857,797	22,882,394
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	14,504,706	–	4,823,174	–	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	337	(6,373)	3,349	(199)	–	(65,401)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	14,036,052	29,832,423	297,775,351	27,092,574	8,724,040	275,792,396	22,882,394

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	406,370	31,584,857	127,393,100	21,133,461	72,404,796	59,618,629	20,365,970
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	1,657,940	–	(1,218,166)	–	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(272)	–	(1,723)	–	2,295	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	406,370	31,584,585	129,051,040	21,131,738	71,186,630	59,620,924	20,365,970

Net realized and unrealized gain (loss) on investments and foreign currencies	14,442,422	61,417,008	426,826,391	48,224,312	79,910,670	335,413,320	43,248,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,032,473	$64,459,379	$469,775,066	$48,324,273	$82,033,263	$331,329,597	$42,440,506

* Net of foreign withholding taxes on interest and dividends of	$9,654	$103,409	$37,385	$27,880	$1,062	$229,888	$465

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

240

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2018 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,676,436	$14,541,909	$5,728,930	$778,072	$92,495,733	$2,607,139
Dividends (affiliated)	–	–	–	–	245,170	–
Securities lending income	509,143	2,450,956	109,470	40,348	231,998	12,816
Interest (unaffiliated)	24,796	426,463	24,427	29,682	232,608	4,005

Total investment income*	4,210,375	17,419,328	5,862,827	848,102	93,205,509	2,623,960

EXPENSES:
Investment advisory and management fees	2,807,345	3,623,608	2,297,982	975,593	11,511,713	880,489
Administrative service fee	212,171	840,108	206,017	77,173	3,198,607	75,896
Transfer agent fees and expenses	1,116	5,951	2,231	1,115	7,739	2,604
Custodian fees	65,762	98,207	15,085	19,495	144,461	21,138
Reports to shareholders	49,427	158,245	55,891	14,486	592,319	13,560
Audit and tax fees	36,223	41,300	35,642	35,506	38,080	35,333
Legal fees	29,862	39,318	17,145	15,165	117,566	13,194
Directors’ fees and expenses	15,388	61,306	14,939	5,669	235,240	5,545
Interest expense	1,016	7,226	–	–	3,286	–
License fee	603	99,955	603	603	47,571	603
Other expenses	22,158	28,406	17,198	12,233	102,080	12,310

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,241,071	5,003,630	2,662,733	1,157,038	15,998,662	1,060,672

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(306,270)	–	–	(65,651)	–	(101,165)
Fees paid indirectly (Note 7)	(2,537)	–	(7,828)	(1,985)	–	(99)

Net expenses	2,932,264	5,003,630	2,654,905	1,089,402	15,998,662	959,408

Net investment income (loss)	1,278,111	12,415,698	3,207,922	(241,300)	77,206,847	1,664,552

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	25,065,767	79,257,547	29,873,945	15,097,200	106,285,943	7,088,214
Investments (affiliated)	–	–	–	–	444,648	–
Futures contracts	–	13,134,631	–	–	9,398,110	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	151	935	–	–	–	(444)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	25,065,918	92,393,113	29,873,945	15,097,200	116,128,701	7,087,770

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	25,943,654	124,671,369	11,101,173	6,033,180	428,276,841	1,025,911
Investments (affiliated)	–	–	–	–	(2,477,513)	–
Futures contracts	–	2,703,583	–	–	(2,101,656)	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	(385)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	25,943,654	127,374,952	11,101,173	6,033,180	423,697,672	1,025,526

Net realized and unrealized gain (loss) on investments and foreign currencies	51,009,572	219,768,065	40,975,118	21,130,380	539,826,373	8,113,296

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,287,683	$232,183,763	$44,183,040	$20,889,080	$617,033,220	$9,777,848

* Net of foreign withholding taxes on interest and dividends of	$11,954	$3,917	$6,449	$–	$–	$31,811

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

241

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,364,467	$2,437,879	$(517,221)	$355,196	$724,186	$887,507	$5,114,502	$3,943,075
Net realized gain (loss) on investments and foreign currencies	11,066,363	10,916,788	91,974,141	49,329,475	4,376,539	3,940,610	113,239	928,673
Net unrealized gain (loss) on investments and foreign currencies	804,074	(370,413)	87,961,568	84,131,290	613,558	4,178,983	(7,502,995)	(1,108,002)

Net increase (decrease) in net assets resulting from operations	14,234,904	12,984,254	179,418,488	133,815,961	5,714,283	9,007,100	(2,275,254)	3,763,746

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,578,966)	(3,749,061)	(464,379)	–	(982,133)	(839,373)	(4,881,977)	(4,826,517)
Net realized gain on securities	(6,784,258)	–	(44,264,812)	(61,428,180)	(3,917,301)	(1,743,826)	(651,712)	(235,095)

Total distributions to shareholders	(9,363,224)	(3,749,061)	(44,729,191)	(61,428,180)	(4,899,434)	(2,583,199)	(5,533,689)	(5,061,612)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(973,761)	(11,826,251)	(34,869,574)	(8,798,151)	2,377,357	(7,414,245)	27,829,989	299,597

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,897,919	(2,591,058)	99,819,723	63,589,630	3,192,206	(990,344)	20,021,046	(998,269)
NET ASSETS:
Beginning of period	161,767,440	164,358,498	679,516,276	615,926,646	56,339,340	57,329,684	235,063,237	236,061,506

End of period†	$165,665,359	$161,767,440	$779,335,999	$679,516,276	$59,531,546	$56,339,340	$255,084,283	$235,063,237

† Includes accumulated undistributed net investment income (loss)	$2,454,469	$2,551,254	$(252,978)	$457,600	$723,659	$981,605	$5,706,003	$4,868,838

See Notes to Financial Statements

242

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,787,221	$2,792,149	$16,853,516	$15,412,484	$2,451,189	$3,211,511	$14,556,417	$12,131,676
Net realized gain (loss) on investments and foreign currencies	29,359,748	21,390,666	94,280,648	34,301,350	14,443,270	8,068,775	61,608,570	16,584,685
Net unrealized gain (loss) on investments and foreign currencies	3,928,974	13,642,477	(55,243,291)	58,651,023	6,213,878	16,762,629	15,242,666	140,258,367

Net increase (decrease) in net assets resulting from operations	36,075,943	37,825,292	55,890,873	108,364,857	23,108,337	28,042,915	91,407,653	168,974,728

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,794,422)	(2,640,815)	(15,413,785)	(14,380,753)	(3,194,315)	(4,599,119)	(12,115,507)	(10,536,617)
Net realized gain on securities	(18,944,197)	(8,018,311)	(29,853,796)	(62,126,737)	(9,660,962)	(1,781,175)	–	–

Total distributions to shareholders	(21,738,619)	(10,659,126)	(45,267,581)	(76,507,490)	(12,855,277)	(6,380,294)	(12,115,507)	(10,536,617)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(3,023,337)	(15,156,317)	64,858,084	191,336,067	(15,050,927)	(21,478,836)	29,067,088	33,423,753

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,313,987	12,009,849	75,481,376	223,193,434	(4,797,867)	183,785	108,359,234	191,861,864
NET ASSETS:
Beginning of period	241,646,526	229,636,677	808,698,910	585,505,476	248,629,852	248,446,067	708,873,072	517,011,208

End of period†	$252,960,513	$241,646,526	$884,180,286	$808,698,910	$243,831,985	$248,629,852	$817,232,306	$708,873,072

† Includes accumulated undistributed net investment income (loss)	$2,752,068	$2,754,271	$16,814,640	$15,394,858	$2,736,239	$3,177,521	$12,631,070	$11,292,948

See Notes to Financial Statements

243

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	FOREIGN VALUE FUND		GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,192,495	$17,144,443	$8,845,446	$9,409,821	$6,249,870	$5,996,785	$11,790,104	$12,182,304
Net realized gain (loss) on investments and foreign currencies	(3,027,026)	8,380,019	8,435,494	6,417,509	9,962,794	1,793,194	21,023,299	(5,229,298)
Net unrealized gain (loss) on investments and foreign currencies	12,467,733	144,235,636	5,628,410	1,523,403	33,248,148	49,848,490	(12,957,332)	47,386,963

Net increase (decrease) in net assets resulting from operations	26,633,202	169,760,098	22,909,350	17,350,733	49,460,812	57,638,469	19,856,071	54,339,969

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,026,333)	(16,256,905)	(14,266,046)	(17,674,291)	(7,163,295)	(6,885,357)	–	(3,879,612)
Net realized gain on securities	–	–	(4,316,905)	(21,783,749)	–	–	(5,241,605)	(7,886,684)

Total distributions to shareholders	(17,026,333)	(16,256,905)	(18,582,951)	(39,458,040)	(7,163,295)	(6,885,357)	(5,241,605)	(11,766,296)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(16,355,367)	(96,331,571)	(28,240,730)	(81,469,700)	(30,409,838)	(11,302,466)	(44,302,111)	(55,183,593)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,748,498)	57,171,622	(23,914,331)	(103,577,007)	11,887,679	39,450,646	(29,687,645)	(12,609,920)
NET ASSETS:
Beginning of period	876,164,941	818,993,319	387,137,420	490,714,427	416,564,304	377,113,658	419,325,151	431,935,071

End of period†	$869,416,443	$876,164,941	$363,223,089	$387,137,420	$428,451,983	$416,564,304	$389,637,506	$419,325,151

† Includes accumulated undistributed net investment income (loss)	$17,095,451	$16,165,501	$7,590,684	$7,775,776	$4,725,034	$5,587,557	$3,015,978	$(1,639,271)

See Notes to Financial Statements

244

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT MONEY MARKET I FUND		GOVERNMENT SECURITIES FUND		GROWTH FUND		GROWTH & INCOME FUND
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,316,857	$268,576	$2,823,538	$2,921,477	$4,734,639	$6,420,603	$1,111,777	$1,175,130
Net realized gain (loss) on investments and foreign currencies	(17,092)	1,733	77,920	(149,273)	89,476,870	51,872,322	12,299,348	5,137,182
Net unrealized gain (loss) on investments and foreign currencies	–	–	(4,504,096)	(2,521,467)	118,383,039	115,472,198	1,010,367	11,806,559

Net increase (decrease) in net assets resulting from operations	2,299,765	270,309	(1,602,638)	250,737	212,594,548	173,765,123	14,421,492	18,118,871

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,316,563)	(268,820)	(3,355,071)	(3,446,180)	(6,747,775)	(7,513,594)	(1,175,306)	(1,374,711)
Net realized gain on securities	–	–	–	–	(42,390,653)	(63,915,770)	(4,424,201)	(3,584,783)

Total distributions to shareholders	(2,316,563)	(268,820)	(3,355,071)	(3,446,180)	(49,138,428)	(71,429,364)	(5,599,507)	(4,959,494)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(19,057,602)	(12,709,237)	(19,077,336)	(6,331,462)	37,932,412	(51,072,851)	(1,165,023)	(6,528,757)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,074,400)	(12,707,748)	(24,035,045)	(9,526,905)	201,388,532	51,262,908	7,656,962	6,630,620
NET ASSETS:
Beginning of period	330,782,527	343,490,275	145,459,772	154,986,677	1,001,260,680	949,997,772	120,515,447	113,884,827

End of period†	$311,708,127	$330,782,527	$121,424,727	$145,459,772	$1,202,649,212	$1,001,260,680	$128,172,409	$120,515,447

† Includes accumulated undistributed net investment income (loss)	$3,467	$1,440	$3,151,564	$3,341,751	$4,291,422	$6,540,673	$1,105,142	$1,168,641

See Notes to Financial Statements

245

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	HEALTH SCIENCES FUND		INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,765,928)	$(1,538,441)	$14,307,250	$11,927,697	$33,330,910	$25,472,050	$3,987,808	$4,246,824
Net realized gain (loss) on investments and foreign currencies	65,429,789	89,352,738	2,995,992	1,835,128	17,382,833	11,696,178	1,729,560	(2,336,867)
Net unrealized gain (loss) on investments and foreign currencies	70,756,014	(25,675,693)	(9,917,134)	3,882,055	40,097,997	114,541,212	(5,985,179)	1,045,461

Net increase (decrease) in net assets resulting from operations	134,419,875	62,138,604	7,386,108	17,644,880	90,811,740	151,709,440	(267,811)	2,955,418

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	(11,648,724)	(1,390,412)	(27,087,828)	(26,884,852)	(1,811,048)	–
Net realized gain on securities	(88,495,403)	(80,156,432)	(5,573,938)	(809,676)	–	–	(65,830)	–

Total distributions to shareholders	(88,495,403)	(80,156,432)	(17,222,662)	(2,200,088)	(27,087,828)	(26,884,852)	(1,876,878)	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	25,669,542	(87,745,879)	(26,672,263)	160,276,892	130,397,633	(22,338,993)	35,950,420	(18,265,364)

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,594,014	(105,763,707)	(36,508,817)	175,721,684	194,121,545	102,485,595	33,805,731	(15,309,946)
NET ASSETS:
Beginning of period	697,638,677	803,402,384	631,551,743	455,830,059	1,093,865,107	991,379,512	185,942,689	201,252,635

End of period†	$769,232,691	$697,638,677	$595,042,926	$631,551,743	$1,287,986,652	$1,093,865,107	$219,748,420	$185,942,689

† Includes accumulated undistributed net investment income (loss)	$(1,187,769)	$(1,025,460)	$11,145,565	$6,339,477	$29,011,970	$22,575,686	$2,323,924	$147,164

See Notes to Financial Statements

246

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL GROWTH FUND		LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,646,601	$5,052,441	$1,590,051	$1,654,580	$3,042,371	$2,984,850	$42,948,675	$36,466,276
Net realized gain (loss) on investments and foreign currencies	116,147,400	14,817,501	14,036,052	11,527,172	29,832,423	21,452,846	297,775,351	232,691,034
Net unrealized gain (loss) on investments and foreign currencies	(41,251,757)	33,668,087	406,370	9,292,977	31,584,585	36,140,697	129,051,040	226,259,381

Net increase (decrease) in net assets resulting from operations	77,542,244	53,538,029	16,032,473	22,474,729	64,459,379	60,578,393	469,775,066	495,416,691

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,977,648)	(6,105,866)	(1,779,731)	(1,531,285)	(2,630,596)	(2,819,369)	(36,471,433)	(40,127,114)
Net realized gain on securities	(6,729,054)	–	(8,879,021)	(11,933,336)	(21,486,112)	(12,909,541)	(215,450,609)	(274,781,465)

Total distributions to shareholders	(12,706,702)	(6,105,866)	(10,658,752)	(13,464,621)	(24,116,708)	(15,728,910)	(251,922,042)	(314,908,579)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(13,137,209)	(129,221,618)	3,348,553	(1,443,520)	(11,275,883)	(22,346,368)	(176,502,281)	232,753,026

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,698,333	(81,789,455)	8,722,274	7,566,588	29,066,788	22,503,115	41,350,743	413,261,138
NET ASSETS:
Beginning of period	439,222,292	521,011,747	171,626,922	164,060,334	415,565,906	393,062,791	3,392,738,408	2,979,477,270

End of period†	$490,920,625	$439,222,292	$180,349,196	$171,626,922	$444,632,694	$415,565,906	$3,434,089,151	$3,392,738,408

† Includes accumulated undistributed net investment income (loss)	$2,570,852	$3,974,297	$1,588,331	$1,099,730	$2,738,696	$3,038,879	$42,905,038	$36,423,371

See Notes to Financial Statements

247

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MID CAP STRATEGIC GROWTH FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$99,961	$307,709	$2,122,593	$2,279,650	$(4,083,723)	$(564,365)	$(807,858)	$(350,830)
Net realized gain (loss) on investments and foreign currencies	27,092,574	17,351,762	8,724,040	18,938,474	275,792,396	125,390,369	22,882,394	10,769,588
Net unrealized gain (loss) on investments and foreign currencies	21,131,738	24,396,211	71,186,630	66,265,956	59,620,924	154,346,198	20,365,970	14,511,833

Net increase (decrease) in net assets resulting from operations	48,324,273	42,055,682	82,033,263	87,484,080	331,329,597	279,172,202	42,440,506	24,930,591

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(248,682)	–	(2,280,197)	(2,548,994)	–	–	–	–
Net realized gain on securities	(12,917,552)	(16,552,587)	(19,817,681)	(15,905,846)	(111,885,016)	(75,551,571)	(3,794,440)	(4,966,733)

Total distributions to shareholders	(13,166,234)	(16,552,587)	(22,097,878)	(18,454,840)	(111,885,016)	(75,551,571)	(3,794,440)	(4,966,733)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(3,673,803)	(13,951,366)	19,177,671	6,148,827	53,829,175	(4,217,806)	6,132,843	(10,112,494)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,484,236	11,551,729	79,113,056	75,178,067	273,273,756	199,402,825	44,778,909	9,851,364
NET ASSETS:
Beginning of period	260,170,266	248,618,537	394,399,962	319,221,895	1,130,159,018	930,756,193	112,390,916	102,539,552

End of period†	$291,654,502	$260,170,266	$473,513,018	$394,399,962	$1,403,432,774	$1,130,159,018	$157,169,825	$112,390,916

† Includes accumulated undistributed net investment income (loss)	$(79,640)	$300,630	$2,116,085	$2,273,689	$(1,536,490)	$(322,566)	$(307,413)	$(43,250)

See Notes to Financial Statements

248

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,278,111	$859,638	$12,415,698	$11,856,400	$3,207,922	$3,983,382	$(241,300)	$(275,975)
Net realized gain (loss) on investments and foreign currencies	25,065,918	50,585,582	92,393,113	72,720,791	29,873,945	28,006,395	15,097,200	7,107,906
Net unrealized gain (loss) on investments and foreign currencies	25,943,654	(9,366,280)	127,374,952	113,648,565	11,101,173	10,166,719	6,033,180	4,818,492

Net increase (decrease) in net assets resulting from operations	52,287,683	42,078,940	232,183,763	198,225,756	44,183,040	42,156,496	20,889,080	11,650,423

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(802,743)	(929,086)	(11,889,979)	(12,810,826)	(3,850,441)	(2,881,769)	–	–
Net realized gain on securities	(49,119,253)	(24,123,077)	(67,299,926)	(61,138,835)	(23,961,128)	(18,510,911)	(4,235,032)	(5,263,258)

Total distributions to shareholders	(49,921,996)	(25,052,163)	(79,189,905)	(73,949,661)	(27,811,569)	(21,392,680)	(4,235,032)	(5,263,258)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	8,166,293	(7,056,638)	(55,773,275)	87,100,051	1,765,218	22,956,498	(5,521,385)	(9,227,703)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,531,980	9,970,139	97,220,583	211,376,146	18,136,689	43,720,314	11,132,663	(2,840,538)
NET ASSETS:
Beginning of period	310,704,229	300,734,090	1,197,209,241	985,833,095	282,608,567	238,888,253	107,389,402	110,229,940

End of period†	$321,236,209	$310,704,229	$1,294,429,824	$1,197,209,241	$300,745,256	$282,608,567	$118,522,065	$107,389,402

† Includes accumulated undistributed net investment income (loss)	$1,175,274	$728,259	$12,288,741	$11,486,222	$3,186,244	$3,894,387	$(46,343)	$(8,016)

See Notes to Financial Statements

249

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$77,206,847	$74,666,064	1,664,552	$1,700,288
Net realized gain (loss) on investments and foreign currencies	116,128,701	181,428,128	7,087,770	6,451,425
Net unrealized gain (loss) on investments and foreign currencies	423,697,672	417,182,753	1,025,526	5,477,630

Net increase (decrease) in net assets resulting from operations	617,033,220	673,276,945	9,777,848	13,629,343

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(78,723,465)	(67,280,698)	(1,701,685)	(1,894,530)
Net realized gain on securities	(172,328,332)	(197,356,088)	–	–

Total distributions to shareholders	(251,051,797)	(264,636,786)	(1,701,685)	(1,894,530)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	50,187,343	8,364,477	(2,934,952)	(9,538,316)

TOTAL INCREASE (DECREASE) IN NET ASSETS	416,168,766	417,004,636	5,141,211	2,196,497
NET ASSETS:
Beginning of period	4,542,333,888	4,125,329,252	110,332,519	108,136,022

End of period†	$4,958,502,654	$4,542,333,888	$115,473,730	$110,332,519

† Includes accumulated undistributed net investment income (loss)	$74,632,055	$76,001,307	$1,662,027	$1,699,604

See Notes to Financial Statements

250

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	Inflation Protected Fund
Blue Chip Growth Fund	International Equities Index Fund
Broad Cap Value Income Fund	International Government Bond Fund
Capital Conservation Fund	International Growth Fund
Core Equity Fund	Large Cap Core Fund
Dividend Value Fund	Large Capital Growth Fund
Dynamic Allocation Fund*	Mid Cap Index Fund
Emerging Economies Fund	Mid Cap Strategic Growth Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Money Market I Fund	Small Cap Index Fund
Government Securities Fund	Small Cap Special Values Fund
Growth Fund	Small-Mid Growth Fund
Growth & Income Fund	Stock Index Fund
Health Sciences Fund	Value Fund

*	The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of the underlying funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Funds”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

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NOTES TO FINANCIAL STATEMENTS — (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of May 31, 2018, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

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NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Emerging Economies Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund and Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

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VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of May 31, 2018, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended May 31, 2018. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of May 31, 2018, please refer to the Portfolio of Investments.

254

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Asset Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(1)(8)	Swap Contracts(6)	Futures Contracts(1)(8)	Options Purchased(2)	Foreign Exchange Contracts(3)	Total
Asset Allocation	$—	$—	$156,874	$—	$89,875	$246,749
Dynamic Allocation	—	—	—	1,065,174	—	1,065,174
Global Social Awareness	—	—	—	—	—	—
Global Strategy	—	1,063,544	—	—	2,499,762	3,563,306
Growth	—	—	—	—	474,948	474,948
Growth & Income	—	—	—	—	—	—
International Equities Index	—	—	—	—	—	—
Mid Cap Index	—	—	—	—	—	—
Nasdaq-100 Index	—	—	—	—	—	—
Small Cap Index	—	—	—	—	—	—
Stock Index	—	—	—	—	—	—

	Liability Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(1)(8)	Swap Contracts(7)	Futures Contracts(1)(8)	Options Written(4)	Foreign Exchange Contracts(5)	Total
Asset Allocation	$—	$—	$27,655	$—	$793,474	$821,129
Dynamic Allocation	—	—	657,133	250,108	—	907,241
Global Social Awareness	—	—	129,880	—	—	129,880
Global Strategy	—	62,964	—	—	314,312	377,276
Growth	—	—	—	—	65,179	65,179
Growth & Income	—	—	14,345	—	—	14,345
International Equities Index	—	—	115,680	—	—	115,680
Mid Cap Index	—	—	727,003	—	—	727,003
Nasdaq-100 Index	—	—	34,440	—	—	34,440
Small Cap Index	—	—	605,220	—	—	605,220
Stock Index	—	—	521,430	—	—	521,430

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Investments at value
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Call and put options written, at value
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	Unrealized appreciation on swap contracts
(7)	Unrealized depreciation on swap contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$391,561
Dynamic Allocation	(599,206)
Global Social Awareness	(175,051)
Growth & Income	(8,122)
International Equities Index	(510,971)
Mid Cap Index	595,779
Nasdaq-100 Index	(62,173)
Small Cap Index	1,571,439
Stock Index	(447,358)

255

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Futures Contracts(1)	Options*	Foreign Exchange Contracts(3)	Total
Asset Allocation	$—	$—	$(1,744,065)	$—	$271,109	$(1,472,956)
Dynamic Allocation	—	—	15,930,405	(9,621,789)	—	6,308,616
Emerging Economies	—	—	654,846	—	—	654,846
Global Social Awareness	—	—	3,986,541	—	—	3,986,541
Global Strategy	—	(496,055)	—	—	(5,672,060)	(6,168,115)
Growth	—	—	—	—	(467,043)	(467,043)
Growth & Income	—	—	181,409	—	—	181,409
Health Sciences	—	—	—	147,404	—	147,404
International Equities Index	—	—	10,131,091	—	—	10,131,091
Mid Cap Index	—	—	14,504,706	—	—	14,504,706
Nasdaq-100 Index	—	—	4,823,174	—	—	4,823,174
Small Cap Index	—	—	13,134,631	—	—	13,134,631
Stock Index	—	—	9,398,110	—	—	9,398,110

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(5)	Futures Contracts(4)	Options*	Foreign Exchange Contracts(6)	Total
Asset Allocation	$—	$—	$499,470	$—	$(703,599)	$(204,129)
Dynamic Allocation	—	—	(3,001,210)	468,851	—	(2,532,359)
Emerging Economies	—	—	—	—	—	—
Global Social Awareness	—	—	(622,735)	—	—	(622,735)
Global Strategy	—	2,479,345	—	—	3,945,640	6,424,985
Growth	—	—	—	—	469,901	469,901
Growth & Income	—	—	(13,249)	—	—	(13,249)
Health Sciences	—	—	—	—	—	—
International Equities Index	—	—	(4,944,384)	—	—	(4,944,384)
Mid Cap Index	—	—	1,657,940	—	—	1,657,940
Nasdaq-100 Index	—	—	(1,218,166)	—	—	(1,218,166)
Small Cap Index	—	—	2,703,583	—	—	2,703,583
Stock Index	—	—	(2,101,656)	—	—	(2,101,656)

*	Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts		Equity Contracts
	Options Purchased(7)	Options Written(8)	Options Purchased(9)	Options Written(10)
Dynamic Allocation Fund	$(5,049,299)	$(4,572,490)	$475,330	$(6,479)
Health Sciences Fund	—	147,404	—	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on forward contracts
(4)	Change in unrealized appreciation (depreciation) on futures contracts
(5)	Change in unrealized appreciation (depreciation) on swap contracts
(6)	Change in unrealized appreciation (depreciation) on forward contracts
(7)	Net realized gain (loss) on investments
(8)	Net realized gain (loss) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on written options contracts

256

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The following table represents the average monthly balances of derivatives held during the year ended May 31, 2018.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(2)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)	Written Call Options Contracts(1)	Interest Rate Swap Contracts(2)
Asset Allocation	$36,848,438	$20,947,469	$—	$—	$—
Dynamic Allocation	126,387,763	—	1,175,563	604,381	—
Emerging Economies	3,121,710	—	—	—	—
Global Social Awareness	23,937,897	—	—	—	—
Global Strategy	—	143,926,626	—	—	33,648,250
Growth	—	4,660,177	—	—	—
Growth & Income	1,532,361	—	—	—	—
Health Sciences	—	—	—	38,357	—
International Equities Index	79,351,861	—	—	—	—
Mid Cap Index	121,074,949	—	—	—	—
Nasdaq-100 Index	22,736,055	—	—	—	—
Small Cap Index	63,372,454	—	—	—	—
Stock Index	56,757,817	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of May 31, 2018. The repurchase agreements held by the Funds and the securities on loan as of May 31, 2018, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Asset Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Morgan Stanley Capital Services, Inc.	$89,875	$—	$—	$89,875	$793,474	$—	$—	$793,474	$(703,599)	$703,599	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Dynamic Allocation Fund
Counterparty	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Bank of America N.A.	$—	$—	$157,157	$157,157	$—	$—	$36,901	$36,901	$120,256	$—	$120,256
Citibank N.A.	—	—	192,080	192,080	—	—	45,102	45,102	146,978	(146,978)	—
Deutsche Bank	—	—	314,314	314,314	—	—	73,802	73,802	240,512	(240,512)	—
Goldman Sachs International	—	—	261,928	261,928	—	—	61,502	61,502	200,426	(200,426)	—
UBS AG	—	—	139,695	139,695	—	—	32,801	32,801	106,894	—	106,894

Total	$—	$—	$1,065,174	$1,065,174	$—	$—	$250,108	$250,108	$815,066	$(587,916)	$227,150

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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	Global Strategy Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
Counterparty	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total

Bank of America, N.A.	$387,011	$—	$—	$387,011	$—	$—	$—	$—	$387,011	$—	$387,011
Barclays Bank PLC	43,201	—	—	43,201	13,560	—	—	13,560	29,641	—	29,641
Citibank N.A.	135,019	—	—	135,019	101,096	—	—	101,096	33,923	—	33,923
Deutsche Bank AG	425,104	—	—	425,104	96,250	—	—	96,250	328,854	—	328,854
Goldman Sachs International	94,431	—	—	94,431	2,964	—	—	2,964	91,467	—	91,467
HSBC Bank PLC	156,340	—	—	156,340	30,977	—	—	30,977	125,363	—	125,363
JPMorgan Chase Bank N.A.	762,392	—	—	762,392	69,465	—	—	69,465	692,927	—	692,927
Morgan Stanley and Co., Inc.	5,792	—	—	5,792	—	—	—	—	5,792	—	5,792
Standard Chartered Bank	322,556	—	—	322,556	—	—	—	—	322,556	—	322,556
UBS AG	167,916	—	—	167,916	—	—	—	—	167,916	—	167,916

Total	$2,499,762	$—	$—	$2,499,762	$314,312	$—	$—	$314,312	$2,185,450	$—	$2,185,450

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Growth Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Credit Suisse	$93,292	$—	$ —	$93,292	$8,865	$—	$—	$8,865	$84,427	$—	$84,427
UBS AG	381,656	—	—	381,656	56,314	—	—	56,314	325,342	—	325,342

Total	$474,948	$—	$—	$474,948	$65,179	$—	$—	$65,179	$409,769	$—	$409,769

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive

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not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: During the year ended May 31, 2018, the Capital Conservation Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Capital Conservation Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Back Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended May 31, 2018, the Capital Conservation Fund and the Emerging Economies Fund purchased and/or sold when-issued securities. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Government Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Unsettled securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

259

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NOTES TO FINANCIAL STATEMENTS — (continued)

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 — 2017 or expected to be taken in each Fund’s 2018 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

New Accounting Pronouncement

In October 2016, the SEC adopted amendments to rules under the 1940 Act (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X was August 1, 2017. All required changes have been made in accordance with Regulation S-X.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund‡	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion

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NOTES TO FINANCIAL STATEMENTS — (continued)

Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund*	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund**	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Government Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion

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NOTES TO FINANCIAL STATEMENTS — (continued)

Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund††	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund***	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund†	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

*	Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Health Sciences Fund’s advisory fee in order that such fees equal: (a) 0.97% of the Fund’s average daily net assets when the Fund’s assets are between $700 million and $750 million; and (b) 0.94% of the Fund’s average daily net assets when the Fund’s assets exceed $750 million.
**	Effective March 8, 2018, pursuant to an Amended and Restated Advisory Fee Waiver Agreement, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.75% of the average daily net assets on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% thereafter. Prior to March 8, 2018, VALIC agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.89% of the average daily net assets on the first $250 million, 0.84% on the next $250 million, 0.79% on the next $500 million and 0.74% thereafter.
***	Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.68% of the average daily net assets on the first $500 million, 0.62% on the next $500 million, 0.59% on the next $500 million and 0.56% thereafter.
†	VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.
††	Effective September 1, 2017, VALIC has agreed to waive the Small-Mid Growth Fund’s advisory fees in order that such fees equal: 0.78% of the Fund’s average daily net assets on the Fund’s first $250 million; and 0.68% of the Fund’s net average daily net assets when the Fund’s assets exceed $250 million.
‡	Effective November 1, 2017, VALIC has agreed to waive the Core Equity Fund’s advisory fees in order that such fees equal: 0.62% of the Fund’s average daily net assets on the Fund’s first $250 million, 0.57% on the next $250 million, 0.52% on the next $500 million, and 0.47% on assets over $1 billion.

For the year ended May 31, 2018, the amount of investment advisory fees waived were as follows:

Fund	Amount
Core Equity	$269,626
Dynamic Allocation	24,290
Growth	566,566
Health Sciences	235,556
International Growth	428,593
Small-Mid Growth	61,048

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

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NOTES TO FINANCIAL STATEMENTS — (continued)

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Small-Mid Growth Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Global Real Estate Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Emerging Economies Fund, Growth & Income Fund, Government Securities Fund and a portion of the Small Cap Fund.

Janus Capital Management LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund.

Morgan Stanley Investment Management, Inc. (“MSIM”)*—subadviser for the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Inflation Protected Fund, and International Government Bond Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Global Social Awareness Fund, Government Money Market I Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Limited—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Victory Capital Management, Inc. (“Victory”)—subadviser for the Small Cap Aggressive Growth Fund.

Wellington Management Company LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management Incorporated—subadviser for the Small Cap Special Values Fund.

*	Effective March 8, 2018, MSIM replaced American Century, Invesco and MFS as subadviser for the International Growth Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2018. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. Prior to October 1, 2018, the contractual fee waivers and/or expense reimbursements may only be terminated by the Board, including a majority of the Directors who are not “interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Dynamic Allocation	0.32%
Government Money Market I	0.55%
Growth & Income	0.85%
International Growth	1.01%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Value	0.85%

For the year ended May 31, 2018, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Broad Cap Value Income	$44,802
Core Equity	129,014
Dynamic Allocation	3,726
Growth & Income	64,993
International Growth	46,605
Nasdaq-100® Index	49,470
Small Cap Aggressive Growth	13,178
Small Cap	306,270
Small-Mid Growth†	4,603
Value	101,165

†	Prior to October 1, 2017, VALIC agreed to contractually waives fees and/or reimburse expenses to the extent necessary that the Small-Mid Growth Fund’s total annual fund operating expenses after expense reimbursement did not exceed 1.00%.

263

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market I Fund will be able to avoid a negative yield. For the year ended May 31, 2018, VALIC did not voluntarily waive expenses for the Government Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the year ended May 31, 2018, the amount recouped by VALIC for the Dynamic Allocation Fund was $10,225.

At May 31, 2018, there were no expenses previously waived and/or reimbursed by VALIC that are subject to recoupment.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the year ended May 31, 2018, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

@	The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC II an annual fee of $132,510, which is allocated to each Fund in the Series and VC II based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended May 31, 2018, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different investment options that are specified in the plan as selected by the Directors. For the year ended May 31, 2018, certain Directors of VC I have deferred $34,838 of director compensation.

At May 31, 2018, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Asset Allocation	—%	—%	100.00%	—%	—%	—%	—%
Blue Chip Growth	0.01	—	94.78	0.90	1.68	0.04	2.59
Broad Cap Value Income	—	—	83.67	16.33	—	—	—
Capital Conservation	—	—	67.02	6.31	5.30	7.03	14.34
Core Equity	—	—	100.00	—	—	—	—
Dividend Value	—	—	91.97	1.00	2.45	0.94	3.64
Dynamic Allocation	1.02	—	98.98	—	—	—	—
Emerging Economies	0.01	0.00	95.64	0.35	1.92	0.50	1.58
Foreign Value	0.01	—	89.62	0.90	3.85	1.39	4.23
Global Real Estate	—	—	83.63	0.52	6.36	2.45	7.04
Global Social Awareness	0.23	—	99.77	—	—	—	—
Global Strategy	—	—	100.00	—	—	—	—
Government Money Market I	5.31	0.00	94.69	—	—	—	—
Government Securities	0.74	—	85.78	7.56	5.92	—	—
Growth	—	—	99.25	0.75	—	—	—
Growth & Income	2.45	—	94.42	3.13	—	—	—
Health Sciences	0.01	—	99.99	—	—	—	—

264

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Inflation Protected	—%	—%	82.79%	0.66%	5.55%	3.22%	7.78%
International Equities Index	2.49	0.02	88.87	0.38	3.72	1.20	3.32
International Government Bond	—	—	79.67	0.44	5.29	5.26	9.34
International Growth	—	—	90.47	1.66	3.54	0.73	3.60
Large Cap Core	—	—	86.17	4.35	3.31	1.50	4.67
Large Capital Growth	—	—	98.18	1.82	—	—	—
Mid Cap Index	0.65	0.04	97.41	0.12	0.65	0.22	0.91
Mid Cap Strategic Growth	—	—	93.88	—	2.60	0.29	3.23
Nasdaq-100® Index	2.58	0.06	92.05	—	1.91	0.42	2.98
Science & Technology	0.46	0.00	97.32	—	0.81	0.17	1.24
Small Cap Aggressive Growth	—	—	100.00	—	—	—	—
Small Cap Fund	—	—	100.00	—	—	—	—
Small Cap Index	1.90	0.10	95.05	—	1.12	0.27	1.56
Small Cap Special Values	—	—	76.80	—	7.78	3.98	11.44
Small-Mid Growth	—	—	100.00	—	—	—	—
Stock Index	2.20	0.03	93.34	0.61	0.59	0.14	0.81
Value	—	—	74.95	8.52	5.86	1.46	9.21

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the year ended May 31, 2018, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2017	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 5/31/2018
VALIC Co. I Blue Chip Growth Fund	$9,575,898	$5,344	$509,374	$580,126	$4,991,741	$938,706	$928,955	$7,031,944
VALIC Co. I Broad Cap Value Income Fund	9,817,862	159,915	637,833	1,228,413	1,500,579	316,290	(139,435)	9,722,551
VALIC Co. I Capital Conservation Fund	14,886,761	310,727	41,480	3,681,948	1,963,286	(5,435)	(498,690)	16,101,298
VALIC Co. I Dividend Value Fund	9,904,681	166,427	322,339	562,891	1,923,935	61,027	235,932	8,840,596
VALIC Co. I Emerging Economies Fund	3,232,313	43,387	—	67,713	868,116	151,153	265,053	2,848,116
VALIC Co. I Foreign Value Fund	9,203,786	153,420	—	220,219	1,723,036	(93,377)	235,088	7,842,680
VALIC Co. I Global Real Estate Fund	2,000,544	75,493	22,844	114,555	245,411	(4,758)	25,743	1,890,673
VALIC Co. I Government Securities Fund	7,977,773	208,439	—	2,516,767	1,004,725	(19,356)	(286,782)	9,183,677
VALIC Co. I Growth & Income Fund	4,198,136	39,350	148,123	219,909	714,822	227,606	79,758	4,010,587
VALIC Co. I Growth Fund	10,833,584	54,050	339,551	468,998	3,895,359	559,372	1,077,264	9,043,859
VALIC Co. I Inflation Protected Fund	2,970,572	65,779	31,476	1,425,791	410,851	(791)	(63,417)	3,921,304
VALIC Co. I International Equities Index Fund	5,159,905	99,592	—	140,137	763,527	47,479	249,585	4,833,579
VALIC Co. I International Government Bond Fund	1,078,287	9,021	328	17,458	122,705	(783)	(3,232)	969,025
VALIC Co. I International Growth Fund	9,602,010	106,280	119,640	292,718	3,033,036	66,255	1,214,314	8,142,261
VALIC Co. I Large Cap Core Fund	8,388,747	80,354	400,885	546,109	1,381,643	(241,278)	529,380	7,841,315
VALIC Co. I Large Capital Growth Fund	8,441,878	49,495	404,262	518,628	1,681,643	33,713	773,782	8,086,358
VALIC Co. I Mid Cap Index Fund	4,156,906	45,886	271,067	349,389	701,822	113,630	146,262	4,064,365
VALIC Co. I Stock Index Fund	30,276,639	500,136	1,094,815	1,838,218	4,581,162	1,008,597	1,485,365	30,027,657
VALIC Co. I Value Fund	9,852,980	153,573	—	484,662	1,227,054	379,693	349,738	9,840,019
VALIC Co. II Capital Appreciation Fund	7,269,350	—	—	56,763	1,408,938	420,013	852,518	7,189,706
VALIC Co. II Core Bond Fund	14,713,271	—	—	1,113,524	1,717,876	64,891	(123,867)	14,049,943
VALIC Co. II High Yield Bond Fund	2,958,227	—	—	22,022	1,052,728	7,468	58,994	1,993,983
VALIC Co. II Mid Cap Growth Fund	2,128,050	—	—	16,218	542,411	87,655	330,738	2,020,250
VALIC Co. II Mid Cap Value Fund	1,894,581	—	—	166,218	255,411	(24,452)	230,500	2,011,436
VALIC Co. II Large Cap Value Fund	—	—	—	4,220,652	165,897	(2,548)	(67,403)	3,984,804
VALIC Co. II International Opportunities Fund	—	—	—	2,112,363	245,625	14,143	120,134	2,001,015
VALIC Co. II Small Cap Growth Fund	4,294,684	—	—	32,436	1,655,822	158,691	1,290,568	4,120,557
VALIC Co. II Small Cap Value Fund	3,522,405	—	—	582,435	526,822	(72,476)	619,838	4,125,380
VALIC Co. II Strategic Bond Fund	5,028,676	—	—	35,182	1,613,098	(55,931)	79,680	3,474,509

	$203,368,506	$2,326,668	$4,344,017	$23,632,462	$41,919,081	$4,135,197	$9,996,363	$199,213,447

265

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Stock Index Fund

Security	Value at 05/31/2017	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2018
American International Group, Inc.
Common Stock	$12,657,025	$245,170	$—	$327,746	$938,118	$444,648	$(2,477,513)	$10,013,788

During the year ended May 31, 2018, the following Funds incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Global Real Estate Fund	Growth Fund	International Growth Fund	Small-Mid Growth Fund
Goldman Sachs & Co.	$393	$—	$—	$214
Morgan Stanley & Co	—	—	1,078	—
Nomura Securities	—	1,106	—	—

On February 1, 2018, the Government Money Market I Fund purchased $3,000,000 principal amount of 1.50% U.S. Treasury Notes with a maturity date of January 31, 2019, causing the Fund to exceed the Rule 2a-7 limitation of maintaining a weighted average maturity of sixty days or less. On February 2, 2018, the securities were sold, bringing the weighted average maturity of the Fund to below sixty days. The sale resulted in a loss to the Fund of $337, which was reimbursed by SunAmerica.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended May 31, 2018 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$143,200,312	$126,493,993	$—	$—
Blue Chip Growth	179,091,838	255,156,346	—	—
Broad Cap Value Income	14,291,137	15,411,671	—	—
Capital Conservation	91,174,186	74,849,073	85,821,650	49,104,207
Core Equity	126,090,101	143,694,852	—	—
Dividend Value	466,362,992	424,745,611	—	—
Dynamic Allocation	16,961,776	41,919,081	19,994,636	16,982,276
Emerging Economies	427,893,724	418,226,201	—	—
Foreign Value	254,011,771	285,012,728	3,294,936	3,295,000
Global Real Estate	184,679,535	219,895,614	—	—
Global Social Awareness	19,164,731	34,203,363	—	—
Global Strategy	109,314,479	163,406,631	1,899,963	1,900,000
Government Securities	2,193,770	1,526,949	2,142,739	15,224,466
Growth	650,156,841	655,171,378	—	—
Growth & Income	53,622,243	60,517,656	—	—
Health Sciences	329,113,706	391,446,711	—	—
Inflation Protected	120,380,314	110,731,225	91,906,265	116,133,078
International Equities Index	395,220,137	206,020,180	—	—
International Government Bond	197,338,343	164,830,637	23,572,223	18,413,418
International Growth	572,290,409	609,292,220	—	—
Large Cap Core	102,305,396	105,725,937	—	—
Large Capital Growth	89,147,901	112,891,433	—	—
Mid Cap Index	489,614,884	580,623,009	—	—
Mid Cap Strategic Growth	108,930,434	125,907,452	—	—
Nasdaq-100® Index	11,677,291	11,235,560	—	—
Science & Technology	1,011,856,983	1,083,433,063	—	—
Small Cap Aggressive Growth	97,304,533	98,160,912	—	—
Small Cap	77,158,924	105,308,922	—	—
Small Cap Index	237,456,049	195,431,608	—	—
Small Cap Special Values	108,611,695	126,546,023	—	—
Small-Mid Growth	68,433,359	79,622,357	—	—
Stock Index	123,964,477	195,056,826	—	—
Value	21,433,394	26,816,111	—	—

266

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, investments in partnerships, corporate actions and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2018.

Fund	Identified Cost of Investments Owned@	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Asset Allocation	$167,118,586	$12,773,110	$(9,162,447)	$3,610,663
Blue Chip Growth	422,281,163	364,606,438	(4,307,251)	360,299,187
Broad Cap Value Income	46,165,759	16,117,634	(2,619,220)	13,498,414
Capital Conservation	261,921,249	1,124,975	(6,177,830)	(5,052,855)
Core Equity	198,443,977	57,899,652	(4,882,269)	53,017,383
Dividend Value	837,925,448	102,311,095	(51,970,625)	50,340,470
Dynamic Allocation	229,525,577	20,740,862	(4,508,271)	16,232,591
Emerging Economies	701,840,588	168,681,449	(29,453,847)	139,227,602
Foreign Value	835,465,227	115,230,852	(47,107,594)	68,123,258
Global Real Estate	355,888,658	30,178,908	(20,466,249)	9,712,659
Global Social Awareness	336,535,945	114,846,639	(24,296,728)	90,549,911
Global Strategy	370,781,086	46,490,968	(22,314,068)	24,176,900
Government Money Market I	312,271,422	—	—	—
Government Securities	124,008,462	1,136,748	(3,429,310)	(2,292,562)
Growth	921,765,845	315,436,963	(23,414,529)	292,022,434
Growth & Income	101,600,405	29,748,283	(3,166,280)	26,582,003
Health Sciences	607,456,526	213,764,708	(33,094,649)	180,670,059
Inflation Protected	601,503,450	14,396,494	(12,117,564)	2,278,930
International Equities Index	1,249,455,444	203,988,080	(115,433,444)	88,554,636
International Government Bond*	224,598,534	3,161,440	(7,944,898)	(4,783,458)
International Growth	440,288,165	41,334,355	(6,706,975)	34,627,380
Large Cap Core	151,294,193	33,307,026	(3,582,850)	29,724,176
Large Capital Growth	322,952,277	130,119,044	(8,631,794)	121,487,250
Mid Cap Index	2,527,746,184	1,166,759,166	(174,223,586)	992,535,580
Mid Cap Strategic Growth	225,287,050	74,850,326	(5,810,892)	69,039,434
Nasdaq-100® Index	200,855,252	281,856,873	(6,213,279)	275,643,594
Science & Technology	1,124,445,573	322,852,433	(22,552,416)	300,300,017
Small Cap Aggressive Growth	125,971,242	41,123,000	(3,805,518)	37,317,482
Small Cap	279,694,525	71,870,258	(15,809,540)	56,060,718
Small Cap Index	946,629,806	499,651,412	(86,736,964)	412,914,448
Small Cap Special Values	265,884,316	54,325,871	(18,019,181)	36,306,690
Small-Mid Growth	99,413,275	23,462,333	(2,797,224)	20,665,109
Stock Index	2,344,708,594	2,716,687,179	(127,591,051)	2,589,096,128
Value	87,320,948	31,507,093	(3,780,756)	27,726,337

@	Includes amounts for derivatives.
*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2017.

The tax basis distributable earnings at May 31, 2018 and the tax character of distributions paid during the year ended May 31, 2018 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2018
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$7,940,796	$6,332,042	$3,692,908	$5,223,476	$4,139,748
Blue Chip Growth	377,657	91,325,072	360,299,215	464,379	44,264,812
Broad Cap Value Income	726,807	5,016,076	13,498,375	1,311,931	3,587,503
Capital Conservation	5,692,352	(406,776)	(5,052,855)	5,533,689	—
Core Equity	4,819,532	26,833,666	53,017,383	2,805,524	18,933,095

267

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2018
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Dividend Value	$38,481,123	$73,011,368	$50,337,210	$17,733,293	$27,534,288
Dynamic Allocation	9,659,610	6,000,962	16,232,591	6,981,384	5,873,893
Emerging Economies	12,932,082	(37,915,107)	138,104,191	12,115,507	—
Foreign Value	21,077,701	(17,185,268)	68,002,382	17,026,333	—
Global Real Estate	15,501,553	(2,115,439)	9,696,789	16,353,390	2,229,561
Global Social Awareness	6,681,051	—	90,489,982	7,163,295	—
Global Strategy	7,679,415	27,336,221	23,984,693	—	5,241,605
Government Money Market I	13,702	—	—	2,316,563	—
Government Securities	3,165,086	(2,813,278)	(2,292,562)	3,355,071	—
Growth	23,129,952	71,291,451	292,013,045	16,911,039	32,227,389
Growth & Income	1,526,608	11,821,661	26,582,003	1,458,895	4,140,612
Health Sciences	17,887,289	47,556,071	180,667,949	—	88,495,403
Inflation Protected	11,717,351	163,608	2,259,411	12,914,381	4,308,281
International Equities Index	34,834,299	—	88,484,440	27,087,828	—
International Government Bond*	1,876,878	—	2,263,637	—	—
International Growth	16,283,656	94,862,398	34,618,529	5,977,648	6,729,054
Large Cap Core	1,590,555	13,332,022	29,724,175	1,779,731	8,879,021
Large Capital Growth	4,246,182	28,866,161	121,486,490	4,066,557	20,050,151
Mid Cap Index	59,566,500	282,474,072	992,535,580	47,986,438	203,935,604
Mid Cap Strategic Growth	4,667,422	22,367,523	69,038,470	2,479,175	10,687,059
Nasdaq-100® Index	3,552,162	6,027,819	275,643,594	2,953,557	19,144,321
Science & Technology	82,873,430	184,672,479	300,340,539	48,763,832	63,121,184
Small Cap Aggressive Growth	4,240,510	17,793,380	37,317,482	—	3,794,440
Small Cap	8,108,469	18,202,222	56,060,718	8,155,637	41,766,359
Small Cap Index	26,150,639	80,645,698	412,914,448	15,724,664	63,465,241
Small Cap Special Values	6,438,233	26,863,113	36,306,690	7,353,760	20,457,809
Small-Mid Growth	1,518,503	13,472,877	20,665,109	—	4,235,032
Stock Index	80,198,668	107,947,237	2,589,096,128	83,554,505	167,497,292
Value	1,664,301	—	27,725,476	1,701,685	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2017.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended May 31, 2017 were as follows:

	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$3,749,061	$—
Blue Chip Growth	—	61,428,180
Broad Cap Value Income	874,094	1,709,105
Capital Conservation	4,839,811	221,801
Core Equity	2,640,815	8,018,311
Dividend Value	14,380,753	62,126,737
Dynamic Allocation	4,599,119	1,781,175
Emerging Economies	10,536,617	—
Foreign Value	16,256,905	—
Global Real Estate	17,674,291	21,783,749
Global Social Awareness	6,885,357	—
Global Strategy	3,949,653	7,816,643
Government Money Market I	268,820	—
Government Securities	3,446,180	—
Growth	7,513,594	63,915,770
Growth & Income	1,374,711	3,584,783

268

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
Health Sciences	$10,754,522	$69,401,910
Inflation Protected	1,518,378	681,710
International Equities Index	26,884,852	—
International Government Bond	—	—
International Growth	6,105,866	—
Large Cap Core	1,531,285	11,933,336
Large Capital Growth	2,819,369	12,909,541
Mid Cap Index	40,127,114	274,781,465
Mid Cap Strategic Growth	—	16,552,587
Nasdaq-100 Index®	2,785,946	15,668,894
Science & Technology	—	75,551,571
Small Cap Aggressive Growth	—	4,966,733
Small Cap	1,169,737	23,882,426
Small Cap Index	13,971,762	59,977,899
Small Cap Special Values	2,881,769	18,510,911
Small-Mid Growth	—	5,263,258
Stock Index	68,427,662	196,209,124
Value	1,894,530	—

As of May 31, 2018, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Capital Loss Carryforward Unlimited
Fund	ST	LT
Asset Allocation	$—	$—
Blue Chip Growth	—	—
Broad Cap Value Income	—	—
Capital Conservation	51,240	355,536
Core Equity	—	—
Dividend Value	—	—
Dynamic Allocation	—	—
Emerging Economies	37,915,107	—
Foreign Value	758,697	16,426,571
Global Real Estate	335,299	1,780,140
Global Social Awareness	—	—
Global Strategy	—	—
Government Money Market I	—	—
Government Securities	1,183,254	1,630,024
Growth	—	—
Growth & Income	—	—
Health Sciences	—	—
Inflation Protected	—	—
International Equities Index	—	—
International Government Bond	—	—
International Growth	—	—
Large Cap Core	—	—
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Aggressive Growth	—	—
Small Cap	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—

269

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Capital Loss Carryforward Unlimited
Fund	ST	LT
Small-Mid Growth	$—	$—
Stock Index	—	—
Value	—	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Funds indicated below utilized or expired capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Asset Allocation	$—	$—
Blue Chip Growth	—	—
Broad Cap Value Income	—	—
Capital Conservation	—	—
Core Equity	—	—
Dividend Value	—	—
Dynamic Allocation	—	—
Emerging Economies	62,510,013	71,874,688
Foreign Value	1,341,909	18,699,216
Global Real Estate	—	—
Global Social Awareness	9,273,386	28,063,251
Global Strategy	—	—
Government Money Market I	—	—
Government Securities	—	—
Growth	—	—
Growth & Income	—	—
Health Sciences	—	—
Inflation Protected	—	—
International Equities Index	114,350,533	13,561,678
International Government Bond*	660,801	—
International Growth	—	—
Large Cap Core	—	—
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Aggressive Growth	—	—
Small Cap	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small-Mid Growth	—	—
Stock Index	—	—
Value	7,065,010	14,907,344

*	The capital loss carryforward utilized is for the tax period ended September 30, 2017.

270

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2018, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$401,556	$—	$—
Blue Chip Growth	245,117	353,584	—
Broad Cap Value Income	—	713,852	—
Capital Conservation	—	850,938	147,019
Core Equity	—	—	—
Dividend Value	8,745	—	—
Dynamic Allocation	—	—	—
Emerging Economies	264,440	—	—
Foreign Value	—	5,822,773	—
Global Real Estate	—	—	—
Global Social Awareness	50,884	—	—
Global Strategy	1,130,502	—	—
Government Money Market I	—	17,092	—
Government Securities	—	21,251	168,952
Growth	44,595	—	—
Growth & Income	—	—	—
Health Sciences	766,530	—	—
Inflation Protected	—	—	—
International Equities Index	—	—	1,536,069
International Government Bond*	1,784,114	—	—
International Growth	582,280	—	—
Large Cap Core	—	8,900	—
Large Capital Growth	2,928	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	117,286	—	—
Nasdaq-100 Index®	—	—	—
Science & Technology	1,514,218	—	—
Small Cap Aggressive Growth	306,022	—	—
Small Cap	—	—	—
Small Cap Index	16,267	—	—
Small Cap Special Values	—	—	—
Small-Mid Growth	44,557	—	—
Stock Index	—	—	—
Value	25	—	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2017.

For the year ended May 31, 2018, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to the tax treatment of net investment losses, principal paydown adjustments, disposition of passive foreign investment companies securities, and foreign currency transactions to the components of net assets as follows:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Asset Allocation	$117,714	$(117,714)	$—
Blue Chip Growth	271,022	(271,022)	—
Broad Cap Value Income	1	(1)	—
Capital Conservation	604,640	(604,640)	—
Core Equity	4,998	(4,998)	—
Dividend Value	(19,949)	19,949	—
Dynamic Allocation	301,844	(301,844)	—
Emerging Economies	(1,102,788)	72,977,476	(71,874,688)
Foreign Value	763,788	17,935,428	(18,699,216)
Global Real Estate	5,235,508	(5,235,508)	—

271

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Global Social Awareness	$50,902	$28,012,349	$(28,063,251)
Global Strategy	(7,134,855)	7,134,845	10
Government Money Market I	1,733	(1,733)	—
Government Securities	341,346	(341,346)	—
Growth	(236,115)	236,115	—
Growth & Income	30	(30)	—
Health Sciences	1,603,619	(1,603,619)	—
Inflation Protected	2,147,562	(2,147,562)	—
International Equities Index	193,202	114,157,331	(114,350,533)
International Government Bond*	(1,900,124)	1,900,124	—
International Growth	1,927,602	(1,927,602)	—
Large Cap Core	678,281	(678,281)	—
Large Capital Growth	(711,958)	711,958	—
Mid Cap Index	4,425	(4,425)	—
Mid Cap Strategic Growth	(231,549)	231,549	—
Nasdaq-100 Index®	—	—	—
Science & Technology	2,869,799	(2,869,799)	—
Small Cap Aggressive Growth	543,695	(543,695)	—
Small Cap	(28,353)	28,353	—
Small Cap Index	276,800	(276,800)	—
Small Cap Special Values	(65,624)	65,624	—
Small-Mid Growth	202,973	(202,973)	—
Stock Index	147,366	(147,366)	—
Value	(444)	14,907,788	(14,907,344)

*	The reclassifications arising from book/tax differences for International Government Bond Fund are for the tax year ended September 30, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,477,919	$17,297,353	639,514	$6,939,594	1,402,202	$27,963,804	787,112	$12,719,087
Reinvested dividends	807,871	9,363,224	343,321	3,749,061	2,156,663	44,729,191	3,917,614	61,428,180
Shares redeemed	(2,366,644)	(27,634,338)	(2,102,413)	(22,514,906)	(5,504,750)	(107,562,569)	(5,157,961)	(82,945,418)

Net increase (decrease)	(80,854)	$(973,761)	(1,119,578)	$(11,826,251)	(1,945,885)	$(34,869,574)	(453,235)	$(8,798,151)

	Broad Cap Value Income				Capital Conservation
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	471,995	$7,967,286	289,996	$4,313,629	5,166,082	$50,616,708	6,288,851	$61,842,904
Reinvested dividends	300,948	4,899,434	167,523	2,583,199	581,881	5,533,689	523,976	5,061,612
Shares redeemed	(633,963)	(10,489,363)	(959,167)	(14,311,073)	(2,885,164)	(28,320,408)	(6,662,495)	(66,604,919)

Net increase (decrease)	138,980	$2,377,357	(501,648)	$(7,414,245)	2,862,799	$27,829,989	150,332	$299,597

	Core Equity				Dividend Value
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	63,025	$1,482,383	62,835	$1,343,781	16,353,827	$214,300,559	14,869,050	$178,495,306
Reinvested dividends	935,799	21,738,619	494,623	10,659,126	3,550,399	45,267,581	6,494,694	76,507,490
Shares redeemed	(1,110,958)	(26,244,339)	(1,305,438)	(27,159,224)	(15,437,811)	(194,710,056)	(5,208,927)	(63,666,729)

Net increase (decrease)	(112,134)	$(3,023,337)	(747,980)	$(15,156,317)	4,466,415	$64,858,084	16,154,817	$191,336,067

272

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Dynamic Allocation				Emerging Economies
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	297,704	$3,682,534	323,258	$3,584,678	13,286,176	$125,666,190	25,277,464	$174,874,589
Reinvested dividends	1,036,716	12,855,277	568,147	6,380,294	1,246,451	12,115,507	1,423,867	10,536,617
Shares redeemed	(2,524,653)	(31,588,738)	(2,812,860)	(31,443,808)	(11,989,224)	(108,714,609)	(20,987,633)	(151,987,453)

Net increase (decrease)	(1,190,233)	$(15,050,927)	(1,921,455)	$(21,478,836)	2,543,403	$29,067,088	5,713,698	$33,423,753

	Foreign Value				Global Real Estate
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,803,770	$63,996,631	1,282,458	$12,183,333	2,831,665	$22,115,683	5,201,772	$42,336,412
Reinvested dividends	1,585,320	17,026,333	1,624,066	16,256,905	2,494,356	18,582,951	5,375,755	39,458,040
Shares redeemed	(8,987,230)	(97,378,331)	(13,048,096)	(124,771,809)	(8,742,964)	(68,939,364)	(21,037,081)	(163,264,152)

Net increase (decrease)	(1,598,140)	$(16,355,367)	(10,141,572)	$(96,331,571)	(3,416,943)	$(28,240,730)	(10,459,554)	$(81,469,700)

	Global Social Awareness				Global Strategy
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	605,245	$15,284,134	2,237,905	$48,168,063	810,154	$9,881,993	774,030	$8,435,160
Reinvested dividends	270,824	7,163,295	306,288	6,885,357	428,586	5,241,605	1,040,344	11,766,296
Shares redeemed	(2,060,012)	(52,857,267)	(2,978,335)	(66,355,886)	(4,887,981)	(59,425,709)	(6,951,809)	(75,385,049)

Net increase (decrease)	(1,183,943)	$(30,409,838)	(434,142)	$(11,302,466)	(3,649,241)	$(44,302,111)	(5,137,435)	$(55,183,593)

	Government Money Market I				Government Securities
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	103,855,256	$103,855,257	86,386,929	$86,386,929	2,573,832	$27,061,492	4,554,912	$48,820,781
Reinvested dividends	2,316,563	2,316,563	268,820	268,820	330,549	3,355,071	329,778	3,446,180
Shares redeemed	(125,229,422)	(125,229,422)	(99,364,986)	(99,364,986)	(4,702,908)	(49,493,899)	(5,474,502)	(58,598,423)

Net increase (decrease)	(19,057,603)	$(19,057,602)	(12,709,237)	$(12,709,237)	(1,798,527)	$(19,077,336)	(589,812)	$(6,331,462)

	Growth				Growth & Income
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,645,533	$106,156,304	4,532,907	$64,529,429	848,244	$18,840,853	727,302	$14,311,561
Reinvested dividends	2,838,731	49,138,428	5,172,293	71,429,364	248,646	5,599,507	248,846	4,959,494
Shares redeemed	(6,962,819)	(117,362,320)	(13,484,332)	(187,031,644)	(1,152,101)	(25,605,383)	(1,330,276)	(25,799,812)

Net increase (decrease)	2,521,445	$37,932,412	(3,779,132)	$(51,072,851)	(55,211)	$(1,165,023)	(354,128)	$(6,528,757)

	Health Sciences				Inflation Protected
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	858,067	$17,907,657	836,086	$16,514,251	5,920,191	$65,685,432	19,083,511	$207,943,248
Reinvested dividends	4,331,640	88,495,403	4,337,469	80,156,432	1,581,512	17,222,662	201,843	2,200,088
Shares redeemed	(3,822,352)	(80,733,518)	(9,367,198)	(184,416,562)	(9,870,891)	(109,580,357)	(4,564,198)	(49,866,444)

Net increase (decrease)	1,367,355	$25,669,542	(4,193,643)	$(87,745,879)	(2,369,188)	$(26,672,263)	14,721,156	$160,276,892

273

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Equities Index				International Government Bond
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	52,755,829	$394,356,148	26,997,085	$172,298,960	6,443,883	$76,886,003	3,810,570	$44,773,986
Reinvested dividends	3,611,710	27,087,828	4,187,672	26,884,852	157,192	1,876,878	—	—
Shares redeemed	(38,309,717)	(291,046,343)	(34,769,309)	(221,522,805)	(3,605,707)	(42,812,461)	(5,532,137)	(63,039,350)

Net increase (decrease)	18,057,822	$130,397,633	(3,584,552)	$(22,338,993)	2,995,368	$35,950,420	(1,721,567)	$(18,265,364)

	International Growth				Large Cap Core
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,741,488	$39,692,685	1,349,887	$15,720,662	1,214,266	$14,496,114	1,619,279	$18,026,992
Reinvested dividends	898,000	12,706,702	517,446	6,105,866	887,490	10,658,752	1,244,420	13,464,621
Shares redeemed	(4,620,939)	(65,536,596)	(12,970,367)	(151,048,146)	(1,813,851)	(21,806,313)	(2,983,363)	(32,935,133)

Net increase (decrease)	(981,451)	$(13,137,209)	(11,103,034)	$(129,221,618)	287,905	$3,348,553	(119,664)	$(1,443,520)

	Large Capital Growth				Mid Cap Index
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	331,446	$4,858,302	288,450	$3,595,327	3,798,494	$105,244,851	6,511,352	$176,473,522
Reinvested dividends	1,598,191	24,116,708	1,248,326	15,728,910	9,144,176	251,922,042	11,928,355	314,908,579
Shares redeemed	(2,743,999)	(40,250,893)	(3,296,178)	(41,670,605)	(18,855,439)	(533,669,174)	(9,847,402)	(258,629,075)

Net increase (decrease)	(814,362)	$(11,275,883)	(1,759,402)	$(22,346,368)	(5,912,769)	$(176,502,281)	8,592,305	$232,753,026

	Mid Cap Strategic Growth				Nasdaq-100® Index
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	645,972	$10,110,629	442,064	$5,843,559	3,384,690	$44,985,893	3,207,472	$35,346,657
Reinvested dividends	828,065	13,166,234	1,259,710	16,552,587	1,584,077	22,097,878	1,680,769	18,454,840
Shares redeemed	(1,761,437)	(26,950,666)	(2,774,761)	(36,347,512)	(3,636,392)	(47,906,100)	(4,493,576)	(47,652,670)

Net increase (decrease)	(287,400)	$(3,673,803)	(1,072,987)	$(13,951,366)	1,332,375	$19,177,671	394,665	$6,148,827

	Science & Technology				Small Cap Aggressive Growth
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,501,571	$44,774,878	899,289	$21,234,601	1,187,625	$17,632,301	1,102,152	$12,376,396
Reinvested dividends	3,617,362	111,885,016	3,263,567	75,551,571	238,195	3,794,440	428,536	4,966,733
Shares redeemed	(3,516,184)	(102,830,719)	(4,395,711)	(101,003,978)	(1,041,626)	(15,293,898)	(2,439,323)	(27,455,623)

Net increase (decrease)	1,602,749	$53,829,175	(232,855)	$(4,217,806)	384,194	$6,132,843	(908,635)	$(10,112,494)

	Small Cap				Small Cap Index
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	239,863	$2,855,785	494,865	$5,623,704	6,358,551	$139,248,745	6,466,617	$129,013,439
Reinvested dividends	4,461,304	49,921,996	2,154,098	25,052,163	3,615,977	79,189,905	3,610,823	73,949,661
Shares redeemed	(3,679,924)	(44,611,488)	(3,264,726)	(37,732,505)	(12,414,186)	(274,211,925)	(5,916,273)	(115,863,049)

Net increase (decrease)	1,021,243	$8,166,293	(615,763)	$(7,056,638)	(2,439,658)	$(55,773,275)	4,161,167	$87,100,051

274

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Small Cap Special Values				Small-Mid Growth
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,047,892	$27,586,219	3,577,535	$47,897,609	312,837	$4,059,510	148,590	$1,710,150
Reinvested dividends	2,064,704	27,811,569	1,576,469	21,392,680	303,804	4,235,032	464,952	5,263,258
Shares redeemed	(3,835,432)	(53,632,570)	(3,532,424)	(46,333,791)	(1,048,429)	(13,815,927)	(1,431,201)	(16,201,111)

Net increase (decrease)	277,164	$1,765,218	1,621,580	$22,956,498	(431,788)	$(5,521,385)	(817,659)	$(9,227,703)

	Stock Index				Value
	For the year ended May 31, 2018		For the year ended May 31, 2017		For the year ended May 31, 2018		For the year ended May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,731,176	$305,031,584	5,640,604	$200,316,711	595,935	$10,684,832	348,690	$5,408,947
Reinvested dividends	6,306,250	251,051,797	7,556,733	264,636,786	93,499	1,701,685	115,309	1,894,530
Shares redeemed	(12,953,890)	(505,896,038)	(13,120,318)	(456,589,020)	(867,818)	(15,321,469)	(1,065,469)	(16,841,793)

Net increase (decrease)	1,083,536	$50,187,343	77,019	$8,364,477	(178,384)	$(2,934,952)	(601,470)	$(9,538,316)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the year ended May 31, 2018, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Foreign Value Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund and the International Growth Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Money Market I Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each

275

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted lines of credit made available by State Street to the Series and certain other funds managed by the Adviser, which are also party to the uncommitted lines of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the year ended May 31, 2018, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Core Equity	41	$525	$168,953	2.72%
Emerging Economies	1	152	2,207,282	2.48%
Global Real Estate	1	21	283,699	2.66%
Global Strategy	1	1,585	22,989,011	2.48%
Growth	3	160	681,208	2.81%
International Equities Index	1	2,207	25,241,673	3.15%
International Government Bond	28	367	960,691	2.48%
International Growth	25	846	474,090	2.55%
Large Capital Growth	5	126	363,775	2.51%
Mid Cap Index	16	16,144	12,888,363	2.83%
Mid Cap Strategic Growth	10	111	147,588	2.64%
Science & Technology	12	419	409,126	3.06%
Small Cap	80	1,016	157,416	2.87%
Small Cap Index	2	6,102	41,704,058	2.66%
Stock Index	11	1,973	2,483,852	2.67%

As of May 31, 2018, there were no outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended May 31, 2018, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2018, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
Blue Chip Growth	$461,405	$—	$—
Growth	11,188,868	9,043,757	852,073
International Growth	34,239	219,045	7,498
Large Capital Growth	—	800,310	(46,806)
Science & Technology	1,697,779	—	—
Small Cap	65,233	279,897	(144,897)

276

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund					Blue Chip Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$11.00	$10.39	$12.38	$12.67	$12.20	$17.27	$15.48	$17.96	$17.12	$14.19

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16	0.16	0.23	0.23	0.25	(0.01)	0.01	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.83	0.71	(0.66)	0.53	1.17	4.82	3.46	(0.24)	2.62	3.66

Total income (loss) from investment operations	0.99	0.87	(0.43)	0.76	1.42	4.81	3.47	(0.26)	2.60	3.64

Distributions from:
Net investment income	(0.18)	(0.26)	(0.24)	(0.27)	(0.23)	(0.01)	–	–	–	(0.03)
Net realized gain on securities	(0.48)	–	(1.32)	(0.78)	(0.72)	(1.23)	(1.68)	(2.22)	(1.76)	(0.68)

Total distributions	(0.66)	(0.26)	(1.56)	(1.05)	(0.95)	(1.24)	(1.68)	(2.22)	(1.76)	(0.71)

Net asset value at end of period	$11.33	$11.00	$10.39	$12.38	$12.67	$20.84	$17.27	$15.48	$17.96	$17.12

TOTAL RETURN(a)	8.91%	8.35%	(2.16)%	6.24%	12.04%	27.87%	23.49%	0.17%	15.61%	25.69%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.72%	0.70%	0.70%	0.68%	0.69%	0.83%	0.84%	0.84%	0.83%	0.84%
Ratio of expenses to average net assets(c)	0.72%	0.70%	0.70%	0.68%	0.69%	0.83%	0.84%	0.84%	0.83%	0.84%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	–	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.40%	1.51%	2.00%	1.81%	1.96%	(0.07)%	0.06%	(0.09)%	(0.12)%	(0.10)%
Ratio of net investment income (loss) to average net assets(c)	1.40%	1.51%	2.00%	1.81%	1.96%	(0.07)%	0.06%	(0.09)%	(0.12)%	(0.10)%
Portfolio turnover rate	84%	161%	102%	131%	99%	24%	27%	30%	30%	34%
Number of shares outstanding at end of period (000’s)	14,624	14,705	15,824	14,473	13,917	37,397	39,343	39,796	36,354	35,957
Net assets at end of period (000’s)	$165,665	$161,767	$164,358	$179,126	$176,344	$779,336	$679,516	$615,927	$652,819	$615,447

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

277

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund					Capital Conservation Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$15.64	$13.97	$16.03	$15.19	$13.02	$9.85	$9.95	$9.92	$9.84	$10.01

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.24	0.22	0.21	0.31	0.20	0.18	0.18	0.17	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	1.45	2.16	(1.11)	1.38	2.06	(0.29)	(0.04)	0.06	0.10	0.07

Total income (loss) from investment operations	1.65	2.40	(0.89)	1.59	2.37	(0.09)	0.14	0.24	0.27	0.26

Distributions from:
Net investment income	(0.28)	(0.24)	(0.21)	(0.26)	(0.20)	(0.19)	(0.23)	(0.19)	(0.19)	(0.29)
Net realized gain on securities	(1.10)	(0.49)	(0.96)	(0.49)	–	(0.03)	(0.01)	(0.02)	–	(0.14)

Total distributions	(1.38)	(0.73)	(1.17)	(0.75)	(0.20)	(0.22)	(0.24)	(0.21)	(0.19)	(0.43)

Net asset value at end of period	$15.91	$15.64	$13.97	$16.03	$15.19	$9.54	$9.85	$9.95	$9.92	$9.84

TOTAL RETURN(a)	10.34%	17.25%	(4.47)%	10.70%	18.24%	(0.94)%	1.45%	2.47%	2.76%	2.73%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.64%	0.64%	0.64%	0.63%	0.64%
Ratio of expenses to average net assets(c)	0.92%	0.92%	0.92%	0.92%	0.95%	0.64%	0.64%	0.64%	0.63%	0.64%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.00%	0.00%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.20%	1.57%	1.49%	1.33%	2.14%	2.10%	1.84%	1.77%	1.72%	1.95%
Ratio of net investment income (loss) to average net assets(c)	1.13%	1.49%	1.42%	1.26%	2.04%	2.10%	1.84%	1.77%	1.72%	1.95%
Portfolio turnover rate	24%	20%	26%	23%	27%	53%	56%	71%	193%	129%
Number of shares outstanding at end of period (000’s)	3,742	3,603	4,104	3,906	3,533	26,729	23,866	23,716	25,822	19,965
Net assets at end of period (000’s)	$59,532	$56,339	$57,330	$62,619	$53,675	$255,084	$235,063	$236,062	$256,043	$196,550

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

278

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund					Dividend Value Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$21.92	$19.51	$20.38	$18.63	$15.61	$12.09	$11.54	$13.23	$13.23	$11.62

Income (loss) from investment operations:
Net investment income (loss)(d)	0.26	0.25	0.21	0.19	0.16	0.26	0.25	0.31	0.28	0.28
Net realized and unrealized gain (loss) on investments and foreign currencies	3.13	3.14	(0.87)	1.74	3.07	0.74	1.62	(0.24)	0.85	1.59

Total income (loss) from investment operations	3.39	3.39	(0.66)	1.93	3.23	1.00	1.87	0.07	1.13	1.87

Distributions from:
Net investment income	(0.28)	(0.24)	(0.21)	(0.18)	(0.21)	(0.24)	(0.25)	(0.32)	(0.28)	(0.26)
Net realized gain on securities	(1.85)	(0.74)	–	–	–	(0.46)	(1.07)	(1.44)	(0.85)	–

Total distributions	(2.13)	(0.98)	(0.21)	(0.18)	(0.21)	(0.70)	(1.32)	(1.76)	(1.13)	(0.26)

Net asset value at end of period	$23.18	$21.92	$19.51	$20.38	$18.63	$12.39	$12.09	$11.54	$13.23	$13.23

TOTAL RETURN(a)	15.42%	17.48%	(3.07)%	10.41%	20.78%	8.14%	16.51%	2.20%	8.69%	16.22%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77%	0.80%	0.80%	0.80%	0.80%	0.81%	0.82%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets(c)	0.93%	0.92%	0.92%	0.92%	0.93%	0.81%	0.83%	0.83%	0.82%	0.83%
Ratio of expense reductions to average net assets	–	0.00%	0.00%	0.00%	0.00%	–	–	–	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.10%	1.19%	1.11%	0.94%	0.95%	2.06%	2.13%	2.55%	2.06%	2.20%
Ratio of net investment income (loss) to average net assets(c)	0.94%	1.06%	0.99%	0.82%	0.82%	2.06%	2.12%	2.54%	2.05%	2.19%
Portfolio turnover rate	50%	36%	41%	40%	39%	54%	41%	45%	35%	37%
Number of shares outstanding at end of period (000’s)	10,911	11,023	11,771	13,047	14,433	71,348	66,882	50,727	48,504	46,936
Net assets at end of period (000’s)	$252,961	$241,647	$229,637	$265,955	$268,866	$884,180	$808,699	$585,505	$641,719	$621,033

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

279

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund					Emerging Economies Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$11.74	$10.76	$12.04	$11.93	$10.87	$7.94	$6.18	$7.84	$8.12	$8.09

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12	0.15	0.17	0.16	0.18	0.16	0.13	0.13	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	1.00	1.13	(0.79)	0.32	0.92	0.92	1.74	(1.61)	(0.30)	(0.02)

Total income (loss) from investment operations	1.12	1.28	(0.62)	0.48	1.10	1.08	1.87	(1.48)	(0.12)	0.15

Distributions from:
Net investment income	(0.16)	(0.22)	(0.22)	(0.17)	–	(0.13)	(0.11)	(0.18)	(0.16)	(0.12)
Net realized gain on securities	(0.50)	(0.08)	(0.44)	(0.20)	(0.04)	–	–	–	–	–

Total distributions	(0.66)	(0.30)	(0.66)	(0.37)	(0.04)	(0.13)	(0.11)	(0.18)	(0.16)	(0.12)

Net asset value at end of period	$12.20	$11.74	$10.76	$12.04	$11.93	$8.89	$7.94	$6.18	$7.84	$8.12

TOTAL RETURN(a)	9.45%	11.98%	(4.70)%	4.04%	10.11%	13.50%	30.41%	(18.60)%	(1.35)%	1.97%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.31%	0.31%	0.32%	0.32%	0.32%	0.93%	0.94%	0.97%	0.94%	0.95%
Ratio of expenses to average net assets(c)	0.31%	0.32%	0.32%	0.32%	0.34%	0.93%	0.94%	0.97%	0.94%	0.95%
Ratio of expense reductions to average net assets	–	–	–	–	0.00%	0.00%	0.00%	0.00%	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	0.97%	1.30%	1.50%	1.33%	1.65%	1.80%	1.85%	2.02%	2.23%	2.18%
Ratio of net investment income (loss) to average net assets(c)	0.96%	1.30%	1.51%	1.33%	1.63%	1.80%	1.85%	2.02%	2.23%	2.18%
Portfolio turnover rate	15%	14%	20%	31%	9%	53%	69%	64%	65%	55%
Number of shares outstanding at end of period (000’s)	19,983	21,173	23,095	22,646	21,373	91,875	89,332	83,618	82,682	83,593
Net assets at end of period (000’s)	$243,832	$248,630	$248,446	$272,705	$255,001	$817,232	$708,873	$517,011	$648,339	$678,406

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

280

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund					Global Real Estate Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$10.54	$8.78	$10.44	$11.44	$9.61	$7.63	$8.02	$8.60	$8.58	$8.95

Income (loss) from investment operations:
Net investment income (loss)(d)	0.21	0.20	0.18	0.20	0.27	0.18	0.16	0.18	0.21	0.22
Net realized and unrealized gain (loss) on investments and foreign currencies	0.13	1.75	(1.64)	(0.94)	1.78	0.28	0.21	(0.14)	0.28	0.48

Total income (loss) from investment operations	0.34	1.95	(1.46)	(0.74)	2.05	0.46	0.37	0.04	0.49	0.70

Distributions from:
Net investment income	(0.21)	(0.19)	(0.20)	(0.26)	(0.22)	(0.31)	(0.34)	(0.26)	(0.23)	(0.49)
Net realized gain on securities	–	–	–	–	–	(0.10)	(0.42)	(0.36)	(0.24)	(0.58)

Total distributions	(0.21)	(0.19)	(0.20)	(0.26)	(0.22)	(0.41)	(0.76)	(0.62)	(0.47)	(1.07)

Net asset value at end of period	$10.67	$10.54	$8.78	$10.44	$11.44	$7.68	$7.63	$8.02	$8.60	$8.58

TOTAL RETURN(a)	3.19%	22.36%	(13.72)%	(6.23)%	21.39%	6.19%	4.98%	1.53%	5.61%	8.76%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.79%	0.80%	0.79%	0.79%	0.80%	0.86%	0.85%	0.85%	0.85%	0.86%
Ratio of expenses to average net assets(c)	0.79%	0.80%	0.79%	0.79%	0.80%	0.86%	0.85%	0.85%	0.85%	0.86%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.93%	2.04%	1.97%	1.90%	2.53%	2.34%	2.04%	2.18%	2.46%	2.51%
Ratio of net investment income (loss) to average net assets(c)	1.93%	2.04%	1.97%	1.90%	2.53%	2.34%	2.04%	2.18%	2.46%	2.51%
Portfolio turnover rate	30%	40%	21%	31%	27%	50%	47%	71%	44%	41%
Number of shares outstanding at end of period (000’s)	81,504	83,103	93,244	94,932	94,131	47,313	50,730	61,190	59,795	48,168
Net assets at end of period (000’s)	$869,416	$876,165	$818,993	$990,964	$1,077,192	$363,223	$387,137	$490,714	$514,347	$413,082

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

281

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund					Global Strategy Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$23.78	$21.01	$22.11	$21.00	$17.38	$11.63	$10.48	$13.58	$14.12	$12.66

Income (loss) from investment operations:
Net investment income (loss)(d)	0.37	0.32	0.34	0.35	0.42	0.35	0.33	0.27	0.30	0.39
Net realized and unrealized gain (loss) on investments and foreign currencies	2.52	2.84	(1.02)	1.20	3.49	0.20	1.14	(1.80)	(0.03)	1.53

Total income (loss) from investment operations	2.89	3.16	(0.68)	1.55	3.91	0.55	1.47	(1.53)	0.27	1.92

Distributions from:
Net investment income	(0.43)	(0.39)	(0.42)	(0.44)	(0.29)	–	(0.10)	(0.72)	(0.37)	(0.46)
Net realized gain on securities	–	–	–	–	–	(0.16)	(0.22)	(0.85)	(0.44)	–

Total distributions	(0.43)	(0.39)	(0.42)	(0.44)	(0.29)	(0.16)	(0.32)	(1.57)	(0.81)	(0.46)

Net asset value at end of period	$26.24	$23.78	$21.01	$22.11	$21.00	$12.02	$11.63	$10.48	$13.58	$14.12

TOTAL RETURN(a)	12.16%	15.15%	(2.83)%	7.45%	22.60%	4.72%	14.16%	(10.23)%	2.14%	15.32%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.62%	0.62%	0.63%	0.62%	0.64%	0.65%	0.66%	0.64%	0.64%	0.64%
Ratio of expenses to average net assets(c)	0.62%	0.62%	0.63%	0.62%	0.64%	0.65%	0.66%	0.64%	0.64%	0.64%
Ratio of expense reductions to average net assets	–	–	–	–	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.44%	1.47%	1.65%	1.63%	2.18%	2.86%	2.94%	2.26%	2.20%	2.90%
Ratio of net investment income (loss) to average net assets(c)	1.44%	1.47%	1.65%	1.63%	2.18%	2.86%	2.94%	2.26%	2.20%	2.90%
Portfolio turnover rate	5%	23%	0%	88%	99%	30%	35%	26%	28%	25%
Number of shares outstanding at end of period (000’s)	16,331	17,515	17,949	19,139	20,949	32,421	36,070	41,208	37,891	39,108
Net assets at end of period (000’s)	$428,452	$416,564	$377,114	$423,242	$439,972	$389,638	$419,325	$431,935	$514,564	$552,074

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

282

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Money Market I Fund								Government Securities Fund
	Year Ended May 31,								Year Ended May 31,
	2018		2017	2016		2015		2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$10.63	$10.85	$10.82	$10.73	$10.95

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.00	0.00		0.00		0.00	0.23	0.21	0.22	0.22	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		0.00	0.00		0.00		–	(0.37)	(0.18)	0.08	0.11	(0.17)

Total income (loss) from investment operations	0.01		0.00	0.00		0.00		0.00	(0.14)	0.03	0.30	0.33	0.07

Distributions from:
Net investment income	(0.01)		(0.00)	(0.00)		(0.00)		(0.00)	(0.28)	(0.25)	(0.27)	(0.24)	(0.25)
Net realized gain on securities	–		–	–		–		–	–	–	–	–	(0.04)

Total distributions	(0.01)		(0.00)	(0.00)		(0.00)		(0.00)	(0.28)	(0.25)	(0.27)	(0.24)	(0.29)

Net asset value at end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$10.21	$10.63	$10.85	$10.82	$10.73

TOTAL RETURN(a)	0.72	%(f)	0.08%	0.01	%(e)	0.01	%(e)	0.01%	(1.32)%	0.35%	2.74%	3.07%	0.67%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.51%		0.45%	0.26%		0.14%		0.16%	0.66%	0.64%	0.64%	0.64%	0.65%
Ratio of expenses to average net assets(c)	0.51%		0.53%	0.51%		0.51%		0.51%	0.66%	0.64%	0.64%	0.64%	0.65%
Ratio of expense reductions to average net assets	–		–	–		–		–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.71%		0.08%	0.01%		0.01%		0.01%	2.12%	1.95%	2.02%	2.01%	2.19%
Ratio of net investment income (loss) to average net assets(c)	0.71%		(0.00)%	(0.24)%		(0.36)%		(0.34)%	2.12%	1.95%	2.02%	2.01%	2.19%
Portfolio turnover rate	N/A		N/A	N/A		N/A		N/A	3%	15%	17%	7%	28%
Number of shares outstanding at end of period (000’s)	311,723		330,780	343,490		343,881		367,402	11,890	13,689	14,278	14,967	15,115
Net assets at end of period (000’s)	$311,708		$330,783	$343,490		$343,363		$366,768	$121,425	$145,460	$154,987	$161,977	$162,121

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate (See Note 3).

See Notes to Financial Statements

283

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth Fund					Growth & Income Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$15.00	$13.47	$16.40	$16.76	$13.93	$20.70	$18.44	$19.70	$17.74	$14.78

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07	0.10	0.12	0.10	0.10	0.19	0.20	0.20	0.20	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	3.02	2.56	(0.52)	1.67	2.87	2.34	2.94	(0.34)	1.94	2.91

Total income (loss) from investment operations	3.09	2.66	(0.40)	1.77	2.97	2.53	3.14	(0.14)	2.14	3.09

Distributions from:
Net investment income	(0.10)	(0.12)	(0.10)	(0.11)	(0.14)	(0.21)	(0.24)	(0.24)	(0.18)	(0.13)
Net realized gain on securities	(0.63)	(1.01)	(2.43)	(2.02)	–	(0.79)	(0.64)	(0.88)	–	–

Total distributions	(0.73)	(1.13)	(2.53)	(2.13)	(0.14)	(1.00)	(0.88)	(1.12)	(0.18)	(0.13)

Net asset value at end of period	$17.36	$15.00	$13.47	$16.40	$16.76	$22.23	$20.70	$18.44	$19.70	$17.74

TOTAL RETURN(a)	20.60%	20.48%	(0.63)%	10.89%	21.34%	12.17%	17.22%	0.08%	12.11%	20.97%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.74%	0.76%	0.79%	0.80%	0.81%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.79%	0.81%	0.81%	0.80%	0.81%	0.90%	0.91%	0.91%	0.90%	0.93%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.42%	0.71%	0.78%	0.60%	0.65%	0.88%	1.03%	1.08%	1.05%	1.10%
Ratio of net investment income (loss) to average net assets(c)	0.37%	0.66%	0.77%	0.60%	0.65%	0.83%	0.97%	1.02%	1.00%	1.02%
Portfolio turnover rate	58%	71%	102%	99%	90%	43%	34%	33%	38%	169%
Number of shares outstanding at end of period (000’s)	69,279	66,758	70,537	62,664	60,543	5,767	5,822	6,176	6,180	6,449
Net assets at end of period (000’s)	$1,202,649	$1,001,261	$949,998	$1,027,988	$1,014,642	$128,172	$120,515	$113,885	$121,742	$114,405

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

284

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Health Sciences Fund					Inflation Protected Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$19.26	$19.88	$27.01	$21.10	$16.52	$11.07	$10.76	$10.92	$11.33	$11.53

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.05)	(0.04)	(0.09)	(0.14)	(0.12)	0.26	0.25	0.15	0.12	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	3.86	1.80	(3.83)	9.66	5.43	(0.14)	0.10	(0.16)	(0.30)	(0.17)

Total income (loss) from investment operations	3.81	1.76	(3.92)	9.52	5.31	0.12	0.35	(0.01)	(0.18)	0.07

Distributions from:
Net investment income	–	–	–	–	–	(0.21)	(0.03)	(0.13)	(0.21)	(0.22)
Net realized gain on securities	(2.60)	(2.38)	(3.21)	(3.61)	(0.73)	(0.10)	(0.01)	(0.02)	(0.02)	(0.05)

Total distributions	(2.60)	(2.38)	(3.21)	(3.61)	(0.73)	(0.31)	(0.04)	(0.15)	(0.23)	(0.27)

Net asset value at end of period	$20.47	$19.26	$19.88	$27.01	$21.10	$10.88	$11.07	$10.76	$10.92	$11.33

TOTAL RETURN(a)	19.80%	9.37%	(13.12)%	47.50%	32.09%	1.11%	3.29%	(0.09)%	(1.57)%	0.73%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.06%	1.07%	1.06%	1.09%	1.11%	0.57%	0.58%	0.59%	0.58%	0.59%
Ratio of expenses to average net assets(c)	1.09%	1.09%	1.09%	1.09%	1.11%	0.57%	0.58%	0.59%	0.58%	0.59%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.23)%	(0.21)%	(0.40)%	(0.59)%	(0.59)%	2.29%	2.33%	1.38%	1.12%	2.16%
Ratio of net investment income (loss) to average net assets(c)	(0.27)%	(0.23)%	(0.43)%	(0.59)%	(0.59)%	2.29%	2.33%	1.38%	1.12%	2.16%
Portfolio turnover rate	44%	30%	31%	26%	59%	34%	42%	33%	33%	45%
Number of shares outstanding at end of period (000’s)	37,583	36,215	40,409	34,776	27,492	54,697	57,066	42,345	44,644	41,413
Net assets at end of period (000’s)	$769,233	$697,639	$803,402	$939,311	$580,157	$595,043	$631,552	$455,830	$487,477	$469,056

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

285

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Index Fund					International Government Bond Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$7.02	$6.22	$7.13	$7.44	$6.47	$11.71	$11.43	$11.26	$12.24	$12.12

Income (loss) from investment operations:
Net investment income (loss)(d)	0.19	0.17	0.16	0.19	0.23	0.24	0.24	0.27	0.32	0.33
Net realized and unrealized gain (loss) on investments and foreign currencies	0.35	0.81	(0.89)	(0.25)	0.92	(0.20)	0.04	0.23	(0.98)	0.15

Total income (loss) from investment operations	0.54	0.98	(0.73)	(0.06)	1.15	0.04	0.28	0.50	(0.66)	0.48

Distributions from:
Net investment income	(0.15)	(0.18)	(0.18)	(0.25)	(0.18)	(0.11)	–	(0.29)	(0.29)	(0.22)
Net realized gain on securities	–	–	–	–	–	–	–	(0.04)	(0.03)	(0.14)

Total distributions	(0.15)	(0.18)	(0.18)	(0.25)	(0.18)	(0.11)	–	(0.33)	(0.32)	(0.36)

Net asset value at end of period	$7.41	$7.02	$6.22	$7.13	$7.44	$11.64	$11.71	$11.43	$11.26	$12.24

TOTAL RETURN(a)	7.63%	15.98%	(9.99)%	(0.57)%	17.90%	0.32%	2.45%	4.61%	(5.43)%	4.12%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.42%	0.44%	0.43%	0.44%	0.46%	0.65%	0.64%	0.64%	0.65%	0.65%
Ratio of expenses to average net assets(c)	0.42%	0.44%	0.43%	0.44%	0.46%	0.65%	0.64%	0.64%	0.65%	0.65%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.57%	2.62%	2.52%	2.62%	3.27%	2.04%	2.03%	2.45%	2.69%	2.78%
Ratio of net investment income (loss) to average net assets(c)	2.57%	2.62%	2.52%	2.62%	3.27%	2.04%	2.03%	2.45%	2.69%	2.78%
Portfolio turnover rate	17%	11%	4%	40%	60%	95%	70%	95%	43%	42%
Number of shares outstanding at end of period (000’s)	173,854	155,797	159,381	151,718	157,825	18,875	15,879	17,601	15,220	15,459
Net assets at end of period (000’s)	$1,287,987	$1,093,865	$991,380	$1,081,174	$1,174,840	$219,748	$185,943	$201,253	$171,312	$189,241

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

286

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund					Large Cap Core Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$13.04	$11.63	$14.18	$14.14	$12.36	$11.35	$10.77	$13.74	$14.25	$12.85

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08	0.14	0.15	0.16	0.16	0.11	0.12	0.12	0.11	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	2.29	1.45	(1.58)	0.17	1.87	0.98	1.44	(0.25)	1.84	2.40

Total income (loss) from investment operations	2.37	1.59	(1.43)	0.33	2.03	1.09	1.56	(0.13)	1.95	2.55

Distributions from:
Net investment income	(0.19)	(0.18)	(0.17)	(0.20)	(0.25)	(0.12)	(0.11)	(0.45)	(0.16)	(0.14)
Net realized gain on securities	(0.21)	–	(0.95)	(0.09)	–	(0.62)	(0.87)	(2.39)	(2.30)	(1.01)

Total distributions	(0.40)	(0.18)	(1.12)	(0.29)	(0.25)	(0.74)	(0.98)	(2.84)	(2.46)	(1.15)

Net asset value at end of period	$15.01	$13.04	$11.63	$14.18	$14.14	$11.70	$11.35	$10.77	$13.74	$14.25

TOTAL RETURN(a)	18.38%	13.81%	(9.20)%	2.48%	16.48%	9.46%	14.97%	1.84%	14.34%	20.28%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.98%	1.01%	1.01%	1.01%	1.01%	0.84%	0.83%	0.83%	0.83%	0.84%
Ratio of expenses to average net assets(c)	1.08%	1.10%	1.06%	1.06%	1.06%	0.84%	0.83%	0.83%	0.83%	0.84%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.58%	1.15%	1.21%	1.15%	1.22%	0.88%	1.03%	0.93%	0.75%	1.09%
Ratio of net investment income (loss) to average net assets(c)	0.47%	1.06%	1.16%	1.11%	1.17%	0.88%	1.03%	0.93%	0.75%	1.09%
Portfolio turnover rate	130%	39%	36%	44%	53%	59%	54%	53%	64%	76%
Number of shares outstanding at end of period (000’s)	32,707	33,688	44,791	43,817	45,685	15,408	15,120	15,240	13,111	12,606
Net assets at end of period (000’s)	$490,921	$439,222	$521,012	$621,387	$646,032	$180,349	$171,627	$164,060	$180,201	$179,649

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

287

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund					Mid Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$13.66	$12.21	$12.75	$13.97	$12.46	$26.43	$24.87	$28.52	$27.24	$24.44

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10	0.10	0.09	0.11	0.08	0.35	0.30	0.32	0.32	0.28
Net realized and unrealized gain (loss) on investments and foreign currencies	2.09	1.87	0.04	1.35	2.58	3.45	3.91	(1.06)	2.86	3.99

Total income (loss) from investment operations	2.19	1.97	0.13	1.46	2.66	3.80	4.21	(0.74)	3.18	4.27

Distributions from:
Net investment income	(0.09)	(0.09)	(0.11)	(0.08)	(0.07)	(0.32)	(0.34)	(0.34)	(0.29)	(0.31)
Net realized gain on securities	(0.75)	(0.43)	(0.56)	(2.60)	(1.08)	(1.87)	(2.31)	(2.57)	(1.61)	(1.16)

Total distributions	(0.84)	(0.52)	(0.67)	(2.68)	(1.15)	(2.19)	(2.65)	(2.91)	(1.90)	(1.47)

Net asset value at end of period	$15.01	$13.66	$12.21	$12.75	$13.97	$28.04	$26.43	$24.87	$28.52	$27.24

TOTAL RETURN(a)	16.00%	16.50%	1.73%	11.01%	21.79%	14.51%	16.94%	(0.69)%	11.92%	17.69%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75%	0.75%	0.75%	0.75%	0.76%	0.35%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets(c)	0.75%	0.75%	0.75%	0.75%	0.76%	0.35%	0.36%	0.36%	0.36%	0.36%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.70%	0.76%	0.73%	0.83%	0.57%	1.25%	1.14%	1.23%	1.15%	1.06%
Ratio of net investment income (loss) to average net assets(c)	0.70%	0.76%	0.73%	0.83%	0.57%	1.25%	1.14%	1.23%	1.15%	1.06%
Portfolio turnover rate	21%	23%	24%	26%	137%	15%	14%	15%	13%	11%
Number of shares outstanding at end of period (000’s)	29,613	30,427	32,186	33,071	29,214	122,466	128,379	119,786	116,969	116,691
Net assets at end of period (000’s)	$444,633	$415,566	$393,063	$421,567	$408,050	$3,434,089	$3,392,738	$2,979,477	$3,335,644	$3,179,031

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

288

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund					Nasdaq-100® Index Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$13.92	$12.58	$15.35	$15.99	$14.16	$12.11	$9.92	$10.36	$8.71	$6.98

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01	0.02	0.00	(0.03)	(0.01)	0.06	0.07	0.08	0.07	0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	2.66	2.24	(0.82)	1.83	2.12	2.48	2.73	(0.02)	1.79	1.74

Total income (loss) from investment operations	2.67	2.26	(0.82)	1.80	2.11	2.54	2.80	0.06	1.86	1.84

Distributions from:
Net investment income	(0.01)	–	–	–	(0.08)	(0.07)	(0.08)	(0.07)	(0.09)	(0.07)
Net realized gain on securities	(0.73)	(0.92)	(1.95)	(2.44)	(0.20)	(0.61)	(0.53)	(0.43)	(0.12)	(0.04)

Total distributions	(0.74)	(0.92)	(1.95)	(2.44)	(0.28)	(0.68)	(0.61)	(0.50)	(0.21)	(0.11)

Net asset value at end of period	$15.85	$13.92	$12.58	$15.35	$15.99	$13.97	$12.11	$9.92	$10.36	$8.71

TOTAL RETURN(a)	19.17%	18.43%	(2.91)%	11.60%	14.78%	20.94%	28.88%	1.18%	21.42%	26.44%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.82%	0.82%	0.83%	0.81%	0.82%	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.82%	0.82%	0.83%	0.81%	0.82%	0.54%	0.55%	0.56%	0.54%	0.57%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.01%	0.01%	–	–	–	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.03%	0.12%	0.00%	(0.21)%	(0.06)%	0.49%	0.67%	0.80%	0.72%	1.28%
Ratio of net investment income (loss) to average net assets(c)	0.03%	0.12%	0.00%	(0.21)%	(0.06)%	0.48%	0.66%	0.78%	0.71%	1.25%
Portfolio turnover rate	40%	38%	95%	47%	65%	3%	4%	8%	7%	8%
Number of shares outstanding at end of period (000’s)	18,404	18,691	19,764	18,777	18,583	33,891	32,558	32,164	31,854	29,275
Net assets at end of period (000’s)	$291,655	$260,170	$248,619	$288,138	$297,068	$473,513	$394,400	$319,222	$330,077	$255,120

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

289

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund					Small Cap Aggressive Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$26.00	$21.30	$26.68	$24.83	$19.19	$12.25	$10.17	$14.56	$14.12	$13.18

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.09)	(0.01)	(0.02)	(0.03)	(0.04)	(0.09)	(0.04)	(0.03)	(0.06)	(0.11)
Net realized and unrealized gain (loss) on investments and foreign currencies	7.89	6.56	(0.71)	4.70	5.71	4.68	2.67	(2.61)	4.01	2.50

Total income (loss) from investment operations	7.80	6.55	(0.73)	4.67	5.67	4.59	2.63	(2.64)	3.95	2.39

Distributions from:
Net investment income	–	–	–	–	(0.03)	–	–	–	–	–
Net realized gain on securities	(2.66)	(1.85)	(4.65)	(2.82)	–	(0.40)	(0.55)	(1.75)	(3.51)	(1.45)

Total distributions	(2.66)	(1.85)	(4.65)	(2.82)	(0.03)	(0.40)	(0.55)	(1.75)	(3.51)	(1.45)

Net asset value at end of period	$31.14	$26.00	$21.30	$26.68	$24.83	$16.44	$12.25	$10.17	$14.56	$14.12

TOTAL RETURN(a)	30.08%	31.82%	0.39%	19.52%	29.55%	37.58%	26.17%	(16.21)%	30.24%	17.46%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.97%	0.99%	0.99%	0.98%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets(c)	0.97%	0.99%	0.99%	0.98%	0.99%	1.00%	1.02%	1.01%	1.01%	1.02%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.01%	0.01%	0.01%	0.00%	0.00%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.33)%	(0.06)%	(0.07)%	(0.12)%	(0.18)%	(0.61)%	(0.33)%	(0.24)%	(0.42)%	(0.70)%
Ratio of net investment income (loss) to average net assets(c)	(0.33)%	(0.06)%	(0.07)%	(0.12)%	(0.18)%	(0.62)%	(0.36)%	(0.26)%	(0.44)%	(0.72)%
Portfolio turnover rate	84%	92%	107%	101%	102%	74%	82%	101%	94%	111%
Number of shares outstanding at end of period (000’s)	45,064	43,461	43,694	38,035	37,726	9,560	9,176	10,084	7,959	7,180
Net assets at end of period (000’s)	$1,403,433	$1,130,159	$930,756	$1,014,902	$936,688	$157,170	$112,391	$102,540	$115,869	$101,410

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

290

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund					Small Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$11.59	$10.96	$14.18	$15.00	$13.46	$20.23	$17.91	$21.23	$20.40	$18.13

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05	0.03	0.04	0.02	0.00	0.22	0.21	0.24	0.24	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	1.97	1.58	(1.17)	1.55	2.31	3.85	3.43	(1.86)	1.99	2.80

Total income (loss) from investment operations	2.02	1.61	(1.13)	1.57	2.31	4.07	3.64	(1.62)	2.23	3.01

Distributions from:
Net investment income	(0.04)	(0.04)	(0.03)	–	(0.05)	(0.22)	(0.23)	(0.25)	(0.23)	(0.26)
Net realized gain on securities	(2.03)	(0.94)	(2.06)	(2.39)	(0.72)	(1.27)	(1.09)	(1.45)	(1.17)	(0.48)

Total distributions	(2.07)	(0.98)	(2.09)	(2.39)	(0.77)	(1.49)	(1.32)	(1.70)	(1.40)	(0.74)

Net asset value at end of period	$11.54	$11.59	$10.96	$14.18	$15.00	$22.81	$20.23	$17.91	$21.23	$20.40

TOTAL RETURN(a)	17.95%	14.64%	(5.20)%	11.10%	17.13%	20.42%	20.25%	(6.05)%	11.23%	16.64%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93%	0.93%	0.93%	0.93%	0.93%	0.40%	0.41%	0.42%	0.40%	0.40%
Ratio of expenses to average net assets(c)	1.03%	1.02%	1.01%	1.00%	1.01%	0.40%	0.41%	0.42%	0.40%	0.40%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.01%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.40%	0.27%	0.29%	0.15%	0.01%	0.99%	1.07%	1.26%	1.15%	1.03%
Ratio of net investment income (loss) to average net assets(c)	0.31%	0.18%	0.21%	0.08%	(0.07)%	0.99%	1.07%	1.26%	1.15%	1.03%
Portfolio turnover rate	25%	82%	29%	32%	32%	17%	12%	13%	14%	13%
Number of shares outstanding at end of period (000’s)	27,836	26,815	27,431	24,990	24,251	56,750	59,190	55,029	52,734	54,260
Net assets at end of period (000’s)	$321,236	$310,704	$300,734	$354,294	$363,807	$1,294,430	$1,197,209	$985,833	$1,119,463	$1,106,865

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

291

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund					Small-Mid Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$13.17	$12.05	$13.74	$13.87	$11.32	$11.94	$11.23	$13.57	$14.54	$12.67

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15	0.19	0.16	0.18	0.12	(0.03)	(0.03)	(0.04)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.84	1.97	(0.24)	0.92	2.53	2.43	1.34	(1.07)	2.72	2.45

Total income (loss) from investment operations	1.99	2.16	(0.08)	1.10	2.65	2.40	1.31	(1.11)	2.66	2.38

Distributions from:
Net investment income	(0.18)	(0.14)	(0.21)	(0.14)	(0.10)	–	–	–	–	(0.01)
Net realized gain on securities	(1.14)	(0.90)	(1.40)	(1.09)	–	(0.50)	(0.60)	(1.23)	(3.63)	(0.50)

Total distributions	(1.32)	(1.04)	(1.61)	(1.23)	(0.10)	(0.50)	(0.60)	(1.23)	(3.63)	(0.51)

Net asset value at end of period	$13.84	$13.17	$12.05	$13.74	$13.87	$13.84	$11.94	$11.23	$13.57	$14.54

TOTAL RETURN(a)	15.39%	17.65%	1.49%	8.16%	23.43%	20.07%	11.94%	(6.27)%	19.75%	18.77%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.87%	0.87%	0.88%	0.87%	0.88%	0.95%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.87%	0.87%	0.88%	0.87%	0.88%	1.01%	1.01%	1.00%	1.00%	1.03%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.00%	0.01%	0.00%	0.00%	0.00%	0.01%	0.01%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.04%	1.47%	1.29%	1.23%	0.89%	(0.21)%	(0.26)%	(0.33)%	(0.41)%	(0.50)%
Ratio of net investment income (loss) to average net assets(c)	1.04%	1.47%	1.29%	1.23%	0.89%	(0.27)%	(0.27)%	(0.33)%	(0.41)%	(0.52)%
Portfolio turnover rate	37%	46%	74%	52%	65%	62%	61%	64%	55%	148%
Number of shares outstanding at end of period (000’s)	21,730	21,453	19,831	17,394	17,993	8,562	8,994	9,812	9,713	8,584
Net assets at end of period (000’s)	$300,745	$282,609	$238,888	$238,986	$249,579	$118,522	$107,389	$110,230	$131,771	$124,839

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

292

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund					Value Fund
	Year Ended May 31,					Year Ended May 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$36.47	$33.14	$36.60	$34.65	$30.07	$16.62	$14.93	$15.46	$14.18	$12.40

Income (loss) from investment operations:
Net investment income (loss)(d)	0.63	0.61	0.63	0.62	0.55	0.26	0.25	0.26	0.21	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	4.49	4.96	(0.59)	3.29	5.38	1.27	1.72	(0.57)	1.29	1.81

Total income (loss) from investment operations	5.12	5.57	0.04	3.91	5.93	1.53	1.97	(0.31)	1.50	2.00

Distributions from:
Net investment income	(0.67)	(0.57)	(0.89)	(0.60)	(0.56)	(0.28)	(0.28)	(0.22)	(0.22)	(0.22)
Net realized gain on securities	(1.46)	(1.67)	(2.61)	(1.36)	(0.79)	–	–	–	–	–

Total distributions	(2.13)	(2.24)	(3.50)	(1.96)	(1.35)	(0.28)	(0.28)	(0.22)	(0.22)	(0.22)

Net asset value at end of period	$39.46	$36.47	$33.14	$36.60	$34.65	$17.87	$16.62	$14.93	$15.46	$14.18

TOTAL RETURN(a)	13.99%	17.08%	1.38%	11.41%	20.01%	9.15%	13.22%	(1.80)%	10.65%	16.26%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.34%	0.34%	0.35%	0.34%	0.35%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.34%	0.34%	0.35%	0.34%	0.35%	0.94%	0.94%	0.93%	0.93%	0.93%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.62%	1.75%	1.83%	1.68%	1.71%	1.47%	1.54%	1.78%	1.33%	1.46%
Ratio of net investment income (loss) to average net assets(c)	1.62%	1.75%	1.83%	1.68%	1.71%	1.38%	1.46%	1.69%	1.25%	1.38%
Portfolio turnover rate	3%	3%	3%	3%	4%	19%	15%	15%	16%	16%
Number of shares outstanding at end of period (000’s)	125,644	124,560	124,483	123,499	129,109	6,461	6,640	7,241	7,559	8,595
Net assets at end of period (000’s)	$4,958,503	$4,542,334	$4,125,329	$4,519,626	$4,473,003	$115,474	$110,333	$108,136	$116,875	$121,864

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

293

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of VALIC Company I and

Shareholders of each of the thirty-four funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (thirty-four funds constituting VALIC Company I, hereafter collectively referred to as the “Funds”) as of May 31, 2018, the related statements of operations for the year ended May 31, 2018, the statements of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2018 and each of the financial highlights for each of the five years in the period ended May 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

VALIC Company I

Asset Allocation Fund	Inflation Protected Fund
Blue Chip Growth Fund	International Equities Index Fund
Broad Cap Value Income Fund	International Government Bond Fund
Capital Conservation Fund	International Growth Fund
Core Equity Fund	Large Cap Core Fund
Dividend Value Fund	Large Capital Growth Fund
Dynamic Allocation Fund	Mid Cap Index Fund
Emerging Economies Fund	Mid Cap Strategic Growth Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Money Market I Fund	Small Cap Index Fund
Government Securities Fund	Small Cap Special Values Fund
Growth Fund	Small-Mid Growth Fund
Growth & Income Fund	Stock Index Fund
Health Sciences Fund	Value Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

July 27, 2018

We have served as the auditor of one or more investment companies in the VALIC family of funds since 2008.

294

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

At an in-person meeting held on October 23-24, 2017 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Morgan Stanley Investment Management Inc. (“MSIM”) with respect to the International Growth Fund (the “Fund”). In connection with the approval of the Sub-Advisory Agreement with MSIM, the Board approved the termination of the existing Investment Sub-Advisory Agreement between VALIC and each of the Fund’s prior sub-advisers, American Century Investment Management, Inc. (“American Century”), Invesco Advisers, Inc. (“Invesco”) and Massachusetts Financial Services Company (“MFS”) with respect to the Fund.

In connection with the approval of the Sub-Advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by MSIM; (2) the sub-advisory fees proposed to be charged in connection with MSIM’s management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Subadvisory Expense Group/Universe”); (3) the investment performance of a composite of other accounts managed by MSIM using the same strategy that would be applied to the Fund, compared to the performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and against the Fund’s benchmark (“Benchmark”), and the performance of comparable funds managed by MSIM against the Benchmark; (4) the costs of services and the benefits potentially to be derived by MSIM; (5) whether the Fund will benefit from possible economies of scale from engaging MSIM; (6) information regarding MSIM’s brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from MSIM who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by MSIM. The Board reviewed information provided by MSIM relating to its operations and personnel. The Board also noted that MSIM’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by MSIM. The Board noted that MSIM will (i) manage the investment and reinvestment of the Fund’s assets; (ii) determine in its discretion the securities and other investments to be purchased or sold; (iii) maintain a trading desk and place orders for the purchase and sale of portfolio securities (or arrange for another entity to provide a trading desk and to place orders) with brokers or dealers selected by MSIM, subject to its control, direction, and supervision, which may include affiliated brokers or dealers; (iv) keep records adequately demonstrating compliance with its obligations under the Sub-Advisory Agreement; and (v) render regular reports to the Board as VALIC and the Board may reasonably request. The Board reviewed MSIM’s history and investment experience as well as information regarding the qualifications, background and responsibilities of MSIM’s investment personnel who would provide services to the Fund. The Board also reviewed MSIM’s brokerage practices. The Board also noted that it received information on MSIM’s financial condition and compliance function of MSIM. The Board also considered MSIM’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the sub-advisory services to be provided by MSIM were expected to be satisfactory and that there was a reasonable basis to conclude that MSIM would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board noted that the sub-advisory fee rate payable with respect to the Fund would decline as a result of the change in sub-adviser. The Board considered information received regarding the sub-advisory fees paid with respect to the Fund for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board also considered expense information of a comparable fund managed by MSIM; however, the Board noted that MSIM served as the investment adviser to the comparable fund and, thus, the services provided to the comparable fund were different than the proposed services to be provided to the Fund. The Board noted that VALIC negotiated the sub-advisory fee with MSIM at arm’s length. The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also took into account that management was requesting that the Board approve an Advisory Fee Waiver Agreement between VALIC and the Fund under which VALIC will waive a portion of its management fee with respect to the Fund. Therefore, the Board considered that the appointment of MSIM will result in a reduction to the management fee paid by the Fund to VALIC.

The Board considered that a composite of the sub-advisory fees paid to the Fund’s previous sub-advisers, which were paid at a higher rate than the sub-advisory fee payable to MSIM, was above the median of its Subadvisory Expense Group/Universe. The Board also considered that the sub-advisory fee rate payable to MSIM contains breakpoints. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group as of the period ended August 31, 2017. The Board also considered the performance of another fund managed by MSIM using a similar investment strategy as that which MSIM will use to manage the Fund. The Board noted that such comparable fund outperformed the Benchmark for the year-to-date, one-year, and three-year periods ended September 30, 2017, and since-inception on December 28, 2010.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreement. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a

{W0317821; 2}{W0317821; 2}

295

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that the sub-advisory fee payable by VALIC with respect to the Fund would be reduced as a result of the replacement of the Fund’s previous sub-advisers with MSIM. The Board also noted that VALIC would waive a greater portion of its management fee if the Sub-Advisory Agreement is approved. The Board, therefore, reviewed information provided by VALIC with respect to the expected impact on its profitability if MSIM is retained as the Fund’s sub-adviser. The Board also considered that the sub-advisory fee rate was negotiated with MSIM at arm’s length. In considering the anticipated profitability to MSIM in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of MSIM from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to MSIM’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in MSIM’s management of the Fund are not a material factor to the approval of the Sub-Advisory Agreement, although the Board noted that the fee under the Sub-Advisory Agreement has breakpoints.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement including the duties and responsibilities to be undertaken. The Board noted that the terms of the Sub-Advisory Agreement and the terms of the current sub-advisory agreements between VALIC and each of American Century, Invesco, and MFS are otherwise substantially similar, except that the Sub-Advisory Agreement differs in: (i) the name of the sub-adviser; (ii) the effective date of the agreement; (iii) terms relating to the compliance with federal securities laws, including the Internal Revenue Code of 1986, as amended, as well as compliance with the terms of the Fund’s registration statement, and its policies and procedures; (iv) express terms permitting MSIM to delegate its duties and obligations to any affiliate, subject to VALIC and Board approval; (v) express terms relating to VALIC’s voting of proxies; and (vi) terms permitting an indemnifying party to participate and direct the defense of a claim against an indemnified party. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that MSIM possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.

{W0317821; 2}{W0317821; 2}

296

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2018 (unaudited)

Name, Age and Address at May 31, 2018*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown Age: 72	Director	2005- Present	Retired	49	Trustee, Virtus Series Fund (2011-Present).
Dr. Judith L. Craven Age: 72	Director	1998- Present	Retired	77	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s Restaurant (1998-Present).
William F. Devin Age: 79	Chairman and Director(5)	2001- Present	Retired	77	None
Dr. Timothy J. Ebner Age: 68	Director	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-2013); Pickworth Chair (2000-Present) and Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	49	Trustee, Minnesota Medical Foundation (2003-2013).
Judge Gustavo E. Gonzales, Jr. Age: 77	Director	1998- Present	Semi-Retired. Attorney At Law, Criminal Defense and General Practice (2004-2014). Retired Municipal Court Judge, Dallas, TX (since 2004).	49	None.
Kenneth J. Lavery Age: 68	Director	2001- Present	Retired, Vice President, Massachusetts Capital Resources Co. (1982-2013).	49	None.
Dr. John E. Maupin, Jr. Age: 71	Director	1998- Present	Retired, President, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	49	Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-Present).
Interested Directors
Peter A. Harbeck(1) Age: 64	Director	2001- Present	President, CEO and Director, SunAmerica (1995-Present); Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-2016)	158	None.
Eric S. Levy Age: 53(1)	Director	2017- Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	49	None
Officers
John T. Genoy Age: 49	President and Principal Executive Officer	2014- Present	Chief Financial Officer (2002-Present), Senior Vice President, (2003-Present), Chief Operating Officer (2006-Present) and Director (2014 to Present), SunAmerica.	N/A	N/A

297

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2018 (unaudited) — (continued)

Name, Age and Address at May 31, 2017*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
John Packs Age: 62	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-2013); Senior Vice President, SunAmerica (2008-Present).	N/A	N/A
Gregory R. Kingston Age: 52	Treasurer and Principal Financial Officer	2000- Present	Vice President (2001-Present) and Head of Mutual Fund Administration (2014-Present), SunAmerica.	N/A	N/A
Gregory N. Bressler Age: 51	Vice President	2005- Present	Senior Vice President, General Counsel (2005-Present) and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A
Christopher Joe Age: 48	Chief Compliance Officer	2017 to Present	Chief Compliance Officer, SunAmerica Fund Complex (2017-present); Chief Compliance Officer, VALIC Retirement Services Company (2017-present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014) and Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).	N/A	N/A
Matthew J. Hackethal Age: 46	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer (2006-Present), Vice President (2011-Present) and Acting Chief Compliance Officer (2016-2017), SunAmerica; AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 51	Vice President	2008- Present	Vice President (2009-Present), VALIC and VALIC Financial Advisors, Inc.	N/A	N/A
Kathleen D. Fuentes Age: 49	Chief Legal Officer, Vice President and Secretary	2015- Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A
Shawn Parry Age: 45	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2005-2014), SunAmerica.	N/A	N/A
Donna McManus Age: 57	Vice President and Assistant Treasurer	2014- Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)	Mr. Harbeck is an “interested director,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), because Mr. Harbeck is an officer of SunAmerica, which is an affiliate VALIC, the Funds’ investment adviser. Mr. Levy is an interested director because he is an officer of VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the Series (34 funds), SunAmerica Speciality Series (7 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Series Trust (61 portfolios), and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

298

VALIC Company I

SHAREHOLDER TAX INFORMATION (unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2018.

During the year ended May 31, 2018, the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the Dividends Received Deduction
Asset Allocation	$4,139,748	$—	$—	20.22%
Blue Chip Growth	44,264,812	—	—	100.00
Broad Cap Value Income	3,587,503	—	—	71.15
Capital Conservation	—	—	—	—
Core Equity	18,933,095	—	—	100.00
Dividend Value	27,534,288	—	—	96.35
Dynamic Allocation*	5,873,893	31,489	339,473	19.76
Emerging Economies*	—	2,170,272	23,300,741	—
Foreign Value*	—	1,656,094	16,629,811	1.53
Global Real Estate*	2,229,561	468,106	7,025,080	0.03
Global Social Awareness	—	—	—	40.15
Global Strategy*	5,241,605	725,364	11,469,816	100.00
Government Money Market I	—	—	—	—
Government Securities	—	—	—	—
Growth	32,227,389	—	—	56.48
Growth & Income	4,140,612	—	—	100.00
Health Sciences	88,495,403	—	—	—
Inflation Protected	4,308,281	—	—	0.81
International Equities Index*	—	2,408,487	29,428,418	—
International Government Bond	—	—	—	—
International Growth*	6,729,054	690,821	6,366,532	—
Large Cap Core	8,879,021	—	—	100.00
Large Capital Growth	20,050,151	—	—	85.53
Mid Cap Index	203,935,604	—	—	51.94
Mid Cap Strategic Growth	10,687,059	—	—	44.99
Nasdaq-100® Index	19,144,321	—	—	100.00
Science & Technology	63,121,184	—	—	10.52
Small Cap Aggressive Growth	3,794,440	—	—	—
Small Cap	41,766,359	—	—	30.74
Small Cap Index	63,465,241	—	—	50.38
Small Cap Special Values	20,457,809	—	—	64.95
Small-Mid Growth	4,235,032	—	—	—
Stock Index	167,497,292	—	—	85.08
Value	—	—	—	100.00

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

299

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

300

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Pinebridge Investments, LLC

The Asset Allocation Fund posted a return of 8.91% for the twelve-month period ended May 31, 2018, compared to a return of 14.38% for the S&P 500® Index, -0.37% for the Bloomberg Barclays U.S. Aggregate Bond Index, 1.24% for the FTSE Treasury Bill 3 Month Index, and 7.78% for the Blended Index.

Benchmark allocations are: 55% equity, 35% fixed income, and 10% cash. The Fund outperformed the Blended Index benchmark primarily due to its allocations in U.S. financial equities and U.S. small cap value equities. U.S. government bonds also contributed to performance. The Fund does not have exposure to U.S. government bonds, which underperformed this past year.

In contrast, the U.S. large cap equities category detracted from performance. The Fund does not have exposure to this broad equity category, which gained over the past 12 months. Selective allocations are made within U.S. equities, rather than acquiring large exposure. The Fund has selective convictions in Brazilian equities, through which it gains exposure to the Brazilian Real. The currency declined, so its overweight relative to the benchmark detracted from performance. Another detractor was exposure to the Euro. The Fund has selective exposure to European financial and small cap equities through which it gains currency exposure. As the Euro declined, the Fund’s overweight relative to the benchmark detracted from performance.

Equity index futures were used for hedging and efficient portfolio management. These derivatives detracted from performance.

For the year ended May 31, 2018, the Asset Allocation Fund returned 8.91% compared to 14.38% for the S&P 500® Index, -0.37% for the Bloomberg Barclays U.S. Aggregate Bond Index, 1.24% for the FTSE Treasury Bill 3 Month Index and 7.78% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (55%), the Bloomberg Barclays U.S. Aggregate Bond Index (35%), and the FTSE Treasury Bill 3 Month Index (10%).

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The FTSE Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
8.91%	6.56%	6.71%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

301

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 27.87% for the twelve-month period ended May 31, 2018, compared to a return of 14.38% for the S&P 500® Index.

The Fund’s relative outperformance was driven by stock selection. Sector allocation also boosted relative results.

On the positive side, the information technology sector contributed the most to relative results due to both a beneficial overweight position and effective stock selection. Favorable stock selection in the consumer discretionary sector boosted relative returns. An underweight to the consumer staples sector added to relative performance.

The top performing names in the Fund included Amazon.com, Inc., Microsoft Corp. and Boeing Co.

Conversely, lack of exposure to the energy sector detracted the most from relative performance.

The bottom performing names in the Fund included Alaska Air Group, Inc., American Airlines Group, Inc., and Tesla, Inc.

For the year ended May 31, 2018, the Blue Chip Growth Fund returned 27.87% compared to 14.38% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
27.87%	18.11%	12.03%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

302

VALIC Company I Broad Cap Value Income Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Barrow, Hanley, Mewhinney & Strauss, LLC

The Broad Cap Value Income Fund posted a return of 10.34% for the twelve-month period ended May 31, 2018, compared to a return of 8.25% for the Russell 1000® Value Index.

The Fund’s relative outperformance was driven by sector allocation. Stock selection also boosted relative results.

Stock selection in the energy sector was the largest relative positive contributor for the period. Underweighting the lagging consumer staples and utilities sectors and stock selection in the financial sector also resulted in positive contributions to performance.

The largest detractors for the period included stock selection within the information technology, consumer staples, healthcare, and consumer discretionary sectors.

Top relative contributors for the year included E*TRADE Financial Corp., Spirit AeroSystems Holdings, Inc., Class A, and UnitedHealth Group, Inc.

The largest relative detractors for the period were Micro Focus International PLC ADR, Newell Brands, Inc., and Altria Group, Inc.

For the year ended May 31, 2018, the Broad Cap Value Income Fund returned 10.34% compared to 8.25% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
10.34%	10.10%	8.15%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

303

VALIC Company I Capital Conservation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Capital Conservation Fund posted a return of -0.94% for the twelve-month period ended May 31, 2018, compared to a return of -0.37% for the Bloomberg Barclays U.S. Aggregate Bond Index.

In aggregate, sector selection had a positive effect on the relative performance of the fund. An underweight allocation to U.S. Treasuries and overweight allocations to the utilities sector and fixed rate agency mortgage backed securities “MBS” contributed to performance. The fund’s underweight in government related local authorities and cash detracted from performance.

Security selection within the financial, MBS and utilities sectors were the largest contributions to performance for the period.

The largest individual contributors were Regions Financial Corp. (7.38% due 12/10/2037), AT&T, Inc. (4.90% due 8/15/2037) and Marathon Oil Corp. (6.60% due 10/1/2037).

Among the greatest detractors were Telecom Italia Capital SA (7.72% due 6/4/2038), UniCredit SpA (5.86% due 6/19/2032) and Owens Corning (4.30% due 7/15/2047).

For the year ended May 31, 2018, the Capital Conservation Fund returned -0.94% compared to -0.37% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
-0.94%	1.69%	3.54%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

304

VALIC Company I Core Equity Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with BlackRock Investment Management, LLC

The Core Equity Fund posted a return of 15.42% for the twelve-month period ended May 31, 2018, compared to a return of 14.60% for the Fund’s benchmark, the Russell 1000® Index.

The Fund outperformed the benchmark for the twelve-month period, driven primarily by stock selection. Sector allocation was also a positive contributor to performance during the period.

Stock selection within the health care, financials, and energy sectors were the biggest contributors to performance for the period.

The top individual contributors to performance included Urban Outfitters, Inc., Microsoft Corp., and JPMorgan Chase & Co.

Stock selection within the consumer discretionary and information technology sectors, in addition to an overweight position in the health care sector, were the largest detractors from performance during the period.

The top individual detractors from performance included Comcast Corp., Class A, an underweight position in Amazon.com, Inc., and Altria Group, Inc.

For the year ended May 31, 2018, the Core Equity Fund returned 15.42% compared to 14.60% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
15.42%	11.89%	7.82%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

305

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dividend Value Fund posted a return of 8.14% for the twelve-month period ended May 31, 2018, compared to a return of 8.25% for the Russell 1000® Value Index.

A discussion with Blackrock Investment Management, LLC—regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the Russell 1000® Value Index for the twelve-month period. Overall, stock selection provided the largest contributor to relative returns during the annual period. Sector allocation also boosted relative results. Selection was especially strong in the healthcare, energy, and consumer staples sectors.

The largest detractors from relative performance during the year were stock selection in the consumer discretionary and financials sectors. Another significant detractor was the cash exposure not being fully invested.

Top individual contributors included Microsoft Corp., Royal Dutch Shell PLC, and Suncor Energy, Inc.

Larger individual detractors included Comcast Corp., PG&E Corp., and lacking exposure to strong performer Intel Corp.

A discussion with SunAmerica Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the Russell 1000® Value Index for the twelve-month period. On a sector basis, the primary driver of underperformance during the fiscal period was asset allocation. Stock selection contributed to relative results.

Overweights to poor-performing sectors consumer staples and telecommunication services were significant detractors. Lack of exposure to the strong financial sector was another larger detractor.

The largest positive contributions came from the industrials, healthcare, and materials sectors, highlighted by strong stock selection in the healthcare and materials sectors.

In terms of individual holdings, Altria Group, Inc., L Brands, Inc., and Campbell Soup Co. were the larger detractors on a relative basis. Top contributors were positions in Foot Locker, Inc., Boeing Co., and AbbVie, Inc.

For the year ended May 31, 2018, the Dividend Value Fund returned 8.14% compared to 8.25% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forcasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
8.14%	10.22%	7.72%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

306

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dynamic Allocation Fund posted a return of 9.45% for the twelve-month period ended May 31, 2018, compared to a return of 14.38% for the S&P 500® Index, -0.37% for the Bloomberg Barclays U.S. Aggregate Bond Index, and 8.36% for the blended benchmark.

The Fund consists of two components: A fund-of-funds component representing a combination of VC I and VC II Funds, and an overlay component which invests in cash, treasuries and futures, to manage the Fund’s net equity exposure.

A discussion with Alliance Bernstein, L.P.—regarding their portion of the Fund (the “portfolio”)

The overlay portfolio, the process to manage the Fund’s net equity exposure, underperformed the Fund’s blended benchmark during the period.

The volatility of the overlay component (the process to manage the portfolio’s net equity exposure using futures) was the largest contributor. The options hedging program, designed to protect against large and unexpected market declines, detracted from performance. In addition, the underlying cash assets invested in longer duration U.S. Treasury bonds detracted modestly from performance.

A discussion with SunAmerica Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

The fund-of-funds component outperformed the Fund’s blended benchmark during the period. Within equities, exposure to funds investing primarily in U.S. large cap growth and U.S. small cap equities contributed the most to this outperformance. Exposure to U.S. large cap value equities and international equities held back returns during the period.

An underweight to fixed income provided a large contribution to the outperformance versus the blended benchmark. Within fixed income, exposure to high yield securities contributed to outperformance while exposure to U.S. government securities detracted.

Leading individual contributors to performance included the VC I Blue Chip Growth, VC II Small Cap Growth, and VC I Growth Funds. Detractors included the VC I Foreign Value, VC I Value, and VC I Dividend Value Funds.

For the year ended May 31, 2018, the Dynamic Allocation Fund returned 9.45% compared to 14.38% for the S&P 500® Index, -0.37% for the Bloomberg Barclays U.S. Aggregate Bond Index and 8.36% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%).

***

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	Since Inception*
9.45%	6.00%	7.12%
*	Inception date of Fund: December 19, 2012

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

307

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Emerging Economies Fund posted a return of 13.50% for the twelve-month period ended May 31, 2018, compared to a return of 14.03% for the MSCI Emerging Markets Index (net).

A combination of an underweight and positive stock selection in the consumer discretionary sector provided a significant contribution. Stock selection in the financial and materials sectors were additional drivers of performance. An underweight to the weak Mexico market and positive stock selection in South Africa and Brazil added to performance.

Weighing on relative performance were an overweight to the weak market in Turkey and a slight underweight to the strong China market. Performance was also offset by stock selection in the information technology and utilities sectors.

Among the positive individual performers were Yageo Corp., Vale SA ADR, and SK Hynix, Inc. Positions in Turkiye Halk Bankasi AS and Petkim Petrokimya Holding AS were among the larger detractors. Additionally, an underweight to strong-performing Alibaba Group Holding, Ltd. ADR weighed on performance.

For the year ended May 31, 2018, the Emerging Economies Fund returned 13.50% compared to 14.03% for the MSCI Emerging Markets Index (net).

*

MSCI Emerging Markets Index (net) is a free-float adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
13.50%	3.92%	0.00%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

308

VALIC Company I Foreign Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Templeton Global Advisors, Limited

The Foreign Value Fund posted a return of 3.19% for the twelve-month period ended May 31, 2018, compared to a return of 7.97% for the MSCI EAFE Index (net).

The Fund’s underperformance overall was primarily due to stock selection during the period. Selection was weakest in the industrials sector. Weak stock selection in the consumer discretionary and materials sectors also detracted significantly from relative returns. An overweight to the strong energy sector and stock selection in both the consumer staples and financials sectors were strong contributors to performance.

From a regional standpoint, the Fund’s exposure to off-benchmark lagging countries Canada and China detracted significantly from relative performance. Stock selection in Sweden was a large detractor as well. On the positive side, underweighting lagging countries Spain and Switzerland contributed to relative performance. Stock selection in Italy was another contributor.

Among individual performers, some of the largest detractors were Precision Drilling Corp., Tahoe Resources, Inc., and Barrick Gold Corp. Sizeable contributions to performance came from Baidu, Inc., BP PLC, and Samsung Electronics Co., Ltd.

For the year ended May 31, 2018, the Foreign Value Fund returned 3.19% compared to 7.97% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
3.19%	4.39%	2.42%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

309

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of 6.19% for the twelve-month period ended May 31, 2018, compared to a return of 5.98% for the FTSE EPRA/NAREIT Developed Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the benchmark for the twelve-month period. Stock selection was a positive contributor to performance while industry allocation was a detractor from performance for the period.

Stock selection within the information technology services, technology hardware stores, and software industries were the biggest contributors to performance for the period. Stock selection within the diversified and office industries, as well as industry allocation in healthcare, were the biggest contributors to performance for the period.

On a country basis, a lack of holdings in Netherlands, Switzerland, and Israel were the top contributors to relative performance. The top individual contributors to performance included Prologis, Inc., Weyerhaeuser Co., and Extra Space Storage., Inc.

Industry allocation within the diversified industry, and stock selection in the healthcare and retail industries, were the largest detractors from performance for the period.

On a country basis, an overweight in the United States as well as a lack of exposure in Hong Kong and Germany, were the largest detractors from relative performance for the period. The top individual detractors from performance included Equinix, Inc., QTS Realty Trust, Inc., and Healthcare Realty Trust, Inc.

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark for the twelve-month period, driven primarily by stock selection.

On a country basis, an underweight allocation to the United States was the top contributor to the portfolio’s relative performance, followed by the United Kingdom and Hong Kong. The top individual contributors to performance included Vonovia SE, Sumitomo Realty & Development Co., Ltd., and UNITE Group PLC.

Conversely, the Netherlands was the largest detractor from performance, followed by France and Singapore. The top individual detractors from performance included Unibail-Rodamco SE, Nomura Real Estate Master Fund, Inc., and Hongkong Land Holdings, Ltd.

For the year ended May 31, 2018, the Global Real Estate Fund returned 6.19% compared to 5.98% for the FTSE EPRA/NAREIT Developed Index.

*	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
6.19%	5.39%	3.95%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

310

VALIC Company I Global Social Awareness Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Global Social Awareness Fund posted a return of 12.16% for the twelve-month period ended May 31, 2018, compared to a return of 11.57% for the MSCI World Index (net).

The Fund outperformed the benchmark for the twelve-month period, driven primarily by sector allocation. Stock selection was also a positive contributor to performance during the period.

Stock selection within the health care sector, an underweight to the consumer staples sector, and an overweight to the information technology sector were the biggest contributors to performance for the period.

Top individual contributors to performance included Microsoft Corp., NVIDIA Corp., and Intel Corp.

Stock selection within the consumer discretionary and materials sectors, in addition to an overweight position to the real estate sector, were the largest detractors from performance during the period.

Biggest individual detractors included an underweight position in Facebook, Inc., Class A, Kimberly-Clark Corp., and PPL Corp.

The Fund utilized stock index futures contracts to keep its cash position fully exposed to the market. The contracts are designed to provide returns equal to that of the portfolio’s benchmark, the MSCI World Index (net). During the twelve-month period, stock index futures contributed to relative performance.

For the year ended May 31, 2018, the Global Social Awareness Fund returned 12.16% compared to 11.57% for MSCI World Index (net).

*

The MSCI World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (net) consists of the following 23 developed market country Indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
12.16%	10.58%	6.16%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

311

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of 4.72% for the twelve-month period ended May 31, 2018, compared to a return of 11.84% for the MSCI ACWI (net), 1.77% for the JPMorgan GBI Global Index (unhedged) and 7.79% for the Blended Index.

A discussion with Templeton Investment Counsel, LLC — regarding their portion of the Fund (the “portfolio”) (Equity)

During the twelve-month period, the portfolio underperformed relative to the benchmark MSCI ACWI (net). From a sector perspective, stock selection was responsible for the underperformance. Specifically, selection in the health care, information technology, and consumer discretionary sectors detracted from relative returns. Key contributors included an underweight in the lagging consumer staples sector, stock selection in the real estate sector, and both an overweight and stock selection in the energy sector.

From a regional perspective, stock selection accounted for the majority of the underperformance. Selection in China and Canada were large detractors from relative returns. Another large detractor was an underweight to the U.S. Stock selection in the United Kingdom was a significant contributor. In addition, an underweight to Spain and an overweight to Norway benefited relative results.

Some large individual detractors during the period were Walgreens Boots Alliance, Inc., SoftBank Group Corp., and Vodafone Group PLC ADR. Significant individual contributors included BP PLC, Voya Financial, Inc., and Royal Dutch Shell PLC, Class B.

A discussion with Franklin Advisers, Inc. — regarding their portion of the Fund (the “portfolio”) (Fixed Income)

The portfolio underperformed the benchmark JPMorgan GBI Global Index (unhedged) for the twelve-month period. The portfolio’s fixed income benchmark index consists solely of investment-grade global government bonds, while the portfolio’s holdings include investment-grade and below investment-grade global government bonds, sovereign debt and cash. The portfolio also invests in currency-related transactions.

The portfolio’s total return was influenced by various factors, including interest rate and foreign exchange rate movements across local-currency markets. During the period, interest-rate strategies, including interest rate swap contracts, and sovereign credit exposures contributed to relative performance. However, currency positions, including forward foreign currency contacts, were a large detractor from performance, resulting in the portfolio’s overall underperformance versus the benchmark.

Among currencies, the strategy’s underweighted position in the Euro was a large detractor from relative performance, in addition to overweighted currency positions in the Brazilian Real and the Argentine Peso. Additional significant detractors included duration exposures in Argentina and select underweighted duration exposures in Europe.

On the positive side, the portfolio’s negative duration exposure to U. S. Treasuries was a large contributor to relative performance. Additionally, duration exposures in Brazil and select duration exposures in Africa contributed to relative performance.

312

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2018, the Global Strategy Fund returned 4.72% compared to 11.84% for the MSCI ACWI (net), 1.77% for the JPMorgan GBI Global Index (unhedged) and 7.79% for the Blended Index.

*	The MSCI ACWI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 46 country indices comprising 23 developed and 24 emerging market country indices. The developed market country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand and Turkey, and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**	The Blended Index is comprised of the JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%).

***	The JPMorgan GBI Global Index (unhedged) measures local currency denominated fixed rate government debt issued in 13 developed markets countries. The developed markets consist of regularly traded, fixed rate, domestic government bonds that are available to international investors. The index includes only the most liquid developed markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
4.72%	4.80%	5.82%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

313

VALIC Company I Government Money Market I Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Government Money Market I Fund posted a return of 0.72% for the twelve-month period ended May 31, 2018, compared to a return of 1.24% for the FTSE Treasury Bill 3 Month Index.*

The Fund held an overweight position in U.S. Government Agencies and the positions in Federal Home Loan Bank and Federal National Mortgage Association positively contributed to performance. Positions in U.S. Government Treasuries also positively contributed to performance, mainly due to the rise in rates throughout the year and increase in supply that helped push Treasury yields higher.

Conversely, positions in Federal Farm Credit Bank investments detracted from the Fund’s performance. While the securities had positive returns, the returns were the lowest in the Fund.

*	The FTSE Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
0.72%	0.17%	0.22%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

314

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Government Securities Fund posted a return of -1.32% for the twelve-month period ended May 31, 2018, compared to a return of -0.80% for the Bloomberg Barclays U.S. Government Index.

The Fund’s shorter duration position was positive for performance, while the yield curve positioning detracted from performance. During the period, the Fund maintained an overweight in the belly of the curve (5-10 years), underweight in the 20-plus year bucket, and maintained a shorter duration than the index. The Fund continued to have a yield advantage over the benchmark, which contributed to results over the period.

The Fund’s allocation in spread sectors, specifically mortgage-backed securities, credit and commercial mortgage-backed securities, were positives as those sectors outpaced comparable-duration U. S. Treasuries. The Fund’s cash position was a slight drag on returns.

For the year ended May 31, 2018, the Government Securities Fund returned -1.32% compared to -0.80% for the Bloomberg Barclays U.S. Government Index.

*	The Bloomberg Barclays U.S. Government Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
-1.32%	1.09%	2.58%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

315

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

The Growth Fund posted a return of 20.60% for the twelve-month period ended May 31, 2018, compared to return of 21.02% for the Russell 1000® Growth Index.

The Fund’s relative outperformance was driven predominately by strong stock selection. Sector allocation was slightly negative for the period.

From a sector perspective, information technology, real estate (and the underweight allocation) and healthcare added the most to relative performance.

The top performing names in the Fund included CVS Health Corp., Intuitive Surgical, Inc. and Activision Blizzard, Inc.

Conversely, the overweight allocation to the financials sector, stock selection within the consumer discretionary sector and not remaining fully invested (reflected by a cash position) were the largest drag to relative performance.

The bottom performing names included O’Reilly Automotive, Inc., NVIDIA Corp., and Microsoft Corp.

For the year ended May 31, 2018, the Growth Fund returned 20.60% compared to 21.02% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
20.60%	14.20%	9.57%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

316

VALIC Company I Growth & Income Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management Inc.

The Growth & Income Fund posted a return of 12.17% for the twelve-month period ended May 31, 2018, compared to a return of 14.38% for the S&P 500® Index.

The Fund underperformed the benchmark for the twelve-month period. Stock selection was the primary driver of underperformance during the period. Sector allocation showed little to no impact to relative performance.

Stock selection within the technology, energy, and utilities sectors were the biggest contributors to performance for the period.

Top performing names included Adobe Systems, Inc, Unitedhealth Group, Inc., and Union Pacific Corp.

Stock selection within the telecommunications, industrial cyclical, and consumer staples sectors were the largest detractors from performance during the period.

The bottom performing names included Boeing Co, Netflix, Inc. and Abbvie, Inc.

For the year ended May 31, 2018, the Growth & Income Fund returned 12.17% compared to 14.38% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
12.17%	12.28%	6.98%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

317

VALIC Company I Health Sciences Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 19.80% for the twelve-month period ended May 31, 2018, compared to a return of 10.27% for the S&P 500® Health Care Index.

The Fund outperformed the benchmark for the twelve-month period, driven primarily by stock selection. Sector allocation was also a positive contributor to performance during the period.

Stock selection within the biotechnology and products & devices industries, in addition to industry allocation within the pharmaceuticals industry, were the biggest contributors to performance for the period.

The top individual contributors to performance included Unitedhealth Group, Inc., Intuitive Surgical, Inc. and Neurocrine Biosciences, Inc.

Sector allocation within the biotechnology industry and stock selection within the pharmaceuticals and life sciences industries were the largest detractors from performance during the period.

The top individual detractors from performance included Incyte Corp., TESARO, Inc. and Allergan PLC.

For the year ended May 31, 2018, the Health Sciences Fund returned 19.80% compared to 10.27% for the S&P 500® Health Care Index.

*

The S&P 500® Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500® Index and is designed to measure the performance of the healthcare sector.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
19.80%	17.27%	16.16%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

318

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Inflation Protected Fund posted a return of 1.11% for the twelve-month period ended May 31, 2018, compared to a return of 0.74% for the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (“TIPS”) Index.

The Fund’s outperformance was mainly driven by yield curve positioning and foreign currency allocation.

The Fund had a strong contribution from its asset allocation to credit during the last twelve months, mainly in the financial sector. The Fund had exposure to credit in sectors such as financials, industrials and utilities which all posted positive returns as credit spreads tightened during the year.

In addition, the Fund had positive performance from its yield curve positioning that came from the exposure to foreign rate markets such as the New Zealand, Australia, the United Kingdom, Brazil and Mexico. Security selection within U. S. TIPS contributed to performance as well. The Fund’s short duration positioning also contributed to performance as rates rose during the period.

Among the top individual contributors were Societe Generale SA (3.60% due 5/3/2023) and Vale Overseas, Ltd. (6.25% due 8/10/2026).

Among the largest detractors were Kingdom of Spain Senior Notes (1.00% due 11/30/2030), U. S. Treasury Notes (0.13% due 4/15/2019) and Monumental Global Funding III (4.38% due 05/22/2018).

For the year ended May 31, 2018, the Inflation Protected Fund returned 1.11% compared to 0.74% for the Bloomberg Barclays U.S. TIPS Index.

*	The Bloomberg Barclays U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
1.11%	0.67%	2.95%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

319

VALIC Company I International Equities Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The International Equities Index Fund posted a return of 7.63% for the twelve-month period ended May 31, 2018, compared to a return of 7.97% for the MSCI EAFE Index (net).

This fund is a complete replication of the MSCI EAFE Index (net) and is rebalanced quarterly when MSCI rebalances its indices.

Consumer staples, industrials, and consumer discretionary holdings led the MSCI EAFE Index (net) higher during the twelve-month period, while utilities, materials, and financial companies were prominent laggards.

Top individual contributors to performance included Royal Dutch Shell PLC, Class A, BP PLC, Royal Dutch Shell PLC, Class B, Toyota Motor Corp. and HSBC Holdings PLC.

The top individual detractors from performance included Reckitt Benckiser Group PLC, Nestle SA, Sanofi, Roche Holding AG, and British American Tobacco PLC.

The Fund uses stock index futures contracts to keep its cash position fully exposed to the market. The contracts are designed to provide returns equal to that of the portfolio’s benchmark, the MSCI EAFE Index (net). During the twelve-month period, stock index futures contributed to relative performance.

For the year ended May 31, 2018, the International Equities Index Fund returned 7.63% compared to 7.97% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
7.63%	5.66%	1.49%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

320

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the year ended May 31, 2018, the International Government Bond Fund posted a return of 0.32% compared to -0.56% for the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index, 2.06% for the FTSE World Government Bond Index (WGBI) Index (unhedged) and 1.28% for the Blended Index.

Overall, security selection was the primary driver of performance over the course of the reporting period. Security selection within Mexico, Venezuela and Spain contributed to performance.

Country selection was a positive contributor to performance during the year. An underweight in Italy and an overweight in Belarus and Slovenia were the primary contributors.

Overall, sector selection had a negative effect on the relative performance of the fund. An underweight allocation to developed markets and an overweight allocation to emerging markets detracted from performance. In addition, the fund’s underweight position at the long end of the U.S. yield curve detracted from performance as the curve flattened during the period. The fund’s underweight in the U.S. Dollar detracted from performance as the U.S. Dollar appreciated during the period.

Among individual holdings, Kingdom of Spain Notes (2.90% due 10/31/2046), Federative Republic of Brazil Notes (10.25% due 1/10/2028) and United Mexican States Notes Mexico (3.38% due 2/23/2031) were the largest contributors.

Republic of Italy Notes (4.25% due 9/1/2019), Republic of Argentina Notes (2.50% due 12/31/2038) and Kingdom of Spain Notes (5.50% due 4/30/2021) were among the largest individual detractors.

For the year ended May 31, 2018, the International Government Bond Fund returned 0.32% compared to -0.56% for the JP Morgan EMBI Global Diversified Index, 2.06% for the FTSE WGBI Index (unhedged) and 1.28% for the Blended Index.

*	The FTSE WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**	The JP Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments (Eurobonds, loans, etc) issued by emerging markets sovereign and quasi-sovereign entities. The Index is uniquely weighted and limits the weights of the countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

***	The Blended Index is comprised of the FTSE WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
0.32%	1.15%	2.97%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

321

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Growth Fund posted a return of 18.38% for the twelve-month period ended May 31, 2018, compared to a return of 7.97% for the MSCI EAFE Index (net) and 9.67% for the MSCI ACWI ex USA Index (net).

A discussion with Morgan Stanley Investment Management, Inc. “MSIM”

Effective March 8, 2018, MSIM became subadvisor for the International Growth Fund. The portfolio outperfomed the benchmark, the MSCI ACWI ex USA Index (net) during the period of March 8, 2018 through May 31, 2018.

Stock selection and sector allocation contributed to the relative outperformance. Stock selection in the consumer discretionary sector was additive to performance. Stock selection and the underweight allocation to the financials sector was additive as well. Further bolstering performance was the overweight allocation and stock selection within the consumer staples sector.

From a geographic perspective, France, Italy and China added to the Fund’s outperformance.

The top performing names included Hermes International SCA., Moncler SpA and Foshan Haitian Flavouring & Food Co., Ltd.

Conversely, not holding firms in the energy and real estate sectors detracted from overall performance, as did stock selection within utilities.

Geographically, the underweight allocation (and minimal stock selection effects) were negative for Canada. Selection within Hong Kong and Belgium further detracted from overall performance results.

The bottom performing names included Tencent Holdings, Ltd., Anheuser-Busch InBev SA/NV. and Brookfield Infrastructure Partners L.P.

A discussion with American Century Investment Management, Inc. “American Century” — regarding their portion of the Fund (the “portfolio”)

Effective March 8, 2018, MSIM replaced American Century as subadviser to the International Growth Fund.

For the period June 1, 2017 through March 7, 2018, the portfolio outperformed the benchmark, the MSCI EAFE Index (net) during the period.

Stock selection and sector allocation contributed to the relative outperformance. Stock selection in the information technology, healthcare and financials sectors bolstered performance, while currency factors detracted slightly.

From a geographic perspective, holding Chinese firms, which are not part of the benchmark, added to performance. Stock selection in Japan was positive, albeit offset by the underweight allocation.

The top performing names included Alibaba Group Holdings, Ltd. ADR, Tencent Holdings Ltd. and Kering SA.

Conversely, stock selection and the underweight allocation in both the energy and materials sectors detracted from returns.

Geographically, holdings in Italy and India (not held in the benchmark) proved detrimental.

The bottom performing names included British American Tobacco PLC, Tata Motors, Ltd. and Rakuten, Inc.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

Effective March 8, 2018, MSIM replaced Invesco Advisers, Inc. as subadviser of the International Growth Fund. For the period June 1, 2017 through March 7, 2018, the portfolio slightly underperformed the benchmark, the MSCI EAFE Index (net).

At the sector level, stock selection in the financials and consumer staples sectors were the leading contributors to relative performance. An underweight allocation in the telecommunication services sector also helped relative performance.

Geographically, overweight exposure in China was the leading contributor to relative performance. Portfolio exposure in Brazil, a country not in the benchmark, also helped relative performance. Security selection in Germany contributed to relative performance as well.

The top preforming names included Kweichow Moutai Co., Ltd., Deutsche Boerse AG, and Brasil Bolsa Balcao.

At the sector level, security selection and the underweight positioning in the materials sector was the leading detractor from relative performance. Stock selection in the consumer discretionary sector detracted from both absolute and relative performance. Cash not being fully invested was also a drag on relative performance as well.

From a geographic perspective, underweight exposure in Japan was the leading detractor from both absolute and relative performance, security selection was also negative. Security selection in the United Kingdom was also a drag on relative performance. Security selection and allocation effects were negative in Israel.

The bottom performing names included Teva Pharmaceutical Industries, Ltd., British American Tobacco PLC.and Japan Tobacco, Inc.

A discussion with Massachusetts Financial Services Company “MFS” — regarding their portion of the Fund (the “portfolio”)

Effective March 8, 2018, MSIM replaced MFS as subadviser of the International Growth Fund. For the period June 1, 2017 through March 7, 2018, the portfolio slightly underperformed the benchmark, the MSCI EAFE Index (net). Sector allocation contributed to the relative outperformance, while stock selection detracted. Positioning in the financials and information technology sectors bolstered performance, while currency factors detracted overall.

322

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

From a geographic perspective, holding Chinese firms, which are not part of the benchmark, as well as security selection in France and Spain enhanced returns.

The top performing names included Hermes International, TAL Education Group ADR, and Foshan Haitian Flavouring & Food Co., Ltd.

Conversely, stock selection in the consumer discretionary sector detracted from returns. Stock selection and an overweight positioning within the energy sector also detracted from results

Geographically, stock selection in Germany and the United Kingdom and an underweight position in Japan hampered results.

The bottom performing names included Brookfield Infrastructure Partners LP, Booking Holdings, Inc., and Anheuser-Busch InBev SA.

For the year ended May 31, 2018, the International Growth Fund returned 18.38% compared to 7.97% for the MSCI EAFE Index (net) and 9.67% for the MSCI ACWI ex USA Index (net).

*	The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**	Effective March 8, 2018, the Fund changed its benchmark against which it measures its performance from the MSCI EAFE Index (net) to the MSCI ACWI ex USA Index (net). Fund management believes that the MSCI ACWI ex USA Index (net) is more representative of the securities in which the Fund invests. The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
18.38%	7.86%	4.16%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

323

VALIC Company I Large Cap Core Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Columbia Management Investment Advisers, LLC

The Large Cap Core Fund posted a return of 9.46% for the twelve-month period ended May 31, 2018, compared to a return of 14.60% for the Russell 1000® Index.

The Fund underperformed the benchmark for the twelve-month period. Stock selection was the primary driver of underperformance during the period. Sector allocation positively contributed to relative performance.

Sector allocation within the real estate and utilities sectors, in addition to stock selection in financials, were the biggest contributors to performance for the period.

The top individual contributors to performance included Mastercard Inc., Class A, PVH Corp., and an underweight position in General Electric Co.

Stock selection within the health care, consumer discretionary, and consumer staples sectors were the biggest detractors to relative performance for the period.

Biggest individual detractors included Philip Morris International, Inc., Comcast Corp., Class A and Allergan PLC.

For the year ended May 31, 2018, the Large Cap Core Fund returned 9.46% compared to 14.60% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization weighted benchmark index made up of the 1000 largest U.S. stocks in the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
9.46%	12.02%	10.72%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

324

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Massachusetts Financial Services Company

The Large Capital Growth Fund posted a return of 16.00% for the twelve-month period ended May 31, 2018, compared to a return of 21.02% for the Russell 1000® Growth Index.

The Fund’s underperformance was driven by weak stock selection as well as sector allocation.

Stock selection and overweight positioning within both the consumer staples and financials sector was the most additive to performance.

The top performing names in the Fund included; Estee Lauder Cos., Inc., Nike, Inc. and Texas Instruments, Inc.

Weak selection in the consumer discretionary and information technology sectors (and the underweight allocation) detracted from overall results.

The bottom performing names included lack of positioning in Amazon.com, Inc., Boeing Co., and Netflix, Inc.

For the year ended May 31, 2018, the Large Capital Growth Fund returned 16.00% compared to 21.02% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
16.00%	13.20%	7.88%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

325

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Mid Cap Index Fund posted a return of 14.51% for the twelve-month period ended May 31, 2018, compared to a return of 14.86% for the S&P MidCap 400® Index.

The Fund is passively managed to match the S&P MidCap 400® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

In terms of sectors, financials, information technology, and industrials led the mid-cap benchmark higher, while the telecommunication services and consumer staples sectors were the most notable laggards.

Among individual holdings, positions in ABIOMED, Inc., HollyFrontier Corp., and SVB Financial Group were the top contributors to relative performance during the fiscal period.

Conversely, Mallinckrodt Plc, Cirrus Logic, Inc., and TreeHouse Foods, Inc. were among the constituent holdings to detract the most from performance during the twelve-month period.

For the year ended May 31, 2018, the Mid Cap Index Fund returned 14.51% compared to 14.86% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
14.51%	11.86%	9.63%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

326

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 19.17% for the twelve-month period ended May 31, 2018, compared to a return of 18.42% for the Russell Midcap® Growth Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”).

Stock selection was the primary driver of underperformance relative to the benchmark for the period. Sector allocation had negligible effects on returns.

Positive stock selection in the consumer staples, industrials and health care sectors added the most to relative performance.

The top performing names in the portfolio included Xpo Logistics, Inc., E* Trade Financial Corp. and Netapp, Inc.

Conversely, stock selection in the consumer discretionary, information technology and financial sectors detracted from relative returns.

The bottom performing names for the portfolio included Burlington Stores, Inc., Vulcan Matls Co., and Owens Corning.

A discussion with Janus Capital Management LLC — regarding their portion of the Fund (the “portfolio”).

The portfolio’s outperformance relative to the benchmark was driven by strong stock selection; sector allocation was also additive for the period.

Stock selection as well as the overweight allocation to the information technology sector added the most to relative performance. An underweight allocation to consumer discretionary, further aided by strong stock selection also was also beneficial. The financials sector was also additive, relatively speaking, from both an overweight allocation perspective as well as stock selection.

The top performing names in the portfolio included TD Ameritrade Holding Co., Wex, Inc., and LPL Financials Holdings, Inc.

Conversely, stock selection in the energy sector detracted from relative performance. The overweight allocation to healthcare as well as stock selection also detracted. Additionally, having access cash on hand proved detrimental to relative performance.

The bottom performing names for the portfolio included Celgene Corp., Puma Biotechnology, Inc., and Flex, Ltd.

For the year ended May 31, 2018, the Mid Cap Strategic Growth Fund returned 19.17% compared to 18.42% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
19.17%	11.93%	7.48%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

327

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Nasdaq-100® Index Fund posted a return of 20.94% for the twelve-month period ended May 31, 2018, compared to a return of 21.66% for the Nasdaq-100® Index.

The Fund is passively managed to match the NASDAQ 100® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

In terms of sectors, information technology and consumer discretionary led the benchmark higher. Consumer staples and telecommunication services sectors were the most notable laggards.

Top-contributing index holdings during the fiscal period included Amazon.com, Inc., Microsoft Corp. and Apple, Inc. Conversely, Comcast Corp., Class A, Kraft Heinz Co., and Celgene Corp. were the index holdings which detracted most significantly from the Fund’s performance.

For the year ended May 31, 2018, the Nasdaq-100® Index Fund returned 20.94% compared to 21.66% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
20.94%	19.35%	13.76%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

328

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 30.08% for the twelve-month period ended May 31, 2018, compared to a return of 31.37% for the S&P® North American Technology Sector Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark for the twelve-month period, driven primarily by stock selection. Sector allocation was a detractor from performance for the period.

Stock selection within the information technology services, technology hardware stores, and software industries sectors were the biggest contributors to performance for the period.

The top individual contributors to performance included Square, Inc, ServiceNow, Inc, and Netapp, Inc.

Stock selection within the semiconductors, an underweight to internet & direct marketing retail, and an overweight to the automobiles industries were the largest detractors from performance for the period.

The top individual detractors from performance included underweights to Amazon.com, Inc., Intel Corp., and Adobe Systems, Inc.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the benchmark for the twelve-month period. Industry allocation was a positive contributor to performance while stock selection was a detractor from performance for the period.

Stock selection within the information technology software and healthcare industries, and industry allocation in the media industry, were the biggest contributors to performance for the period.

The top individual contributors to performance included Amazon.com, Inc, Red Hat, Inc, and Microsoft Corp.

Stock selection within the media and semiconductors industries, and sector allocation in healthcare, were the largest detractors from performance for the period.

The top individual detractors from performance included Coherent, Inc., Roche Holdings AG and Symantec Corp.

A discussion with Wellington Management Company LLP — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark for the twelve-month period, driven primarily by industry allocation. Sector allocation also detracted from performance for the period.

Stock selection within the electronic equipment, software, and information technology services industries were the biggest contributors to performance for the period.

The top individual contributors to performance included Sunny Optical Technology Group Co., Ltd., Alphabet, Inc. and IBM Corp.

Stock selection within the semiconductor industry, and sector allocation within the internet & direct marketing retail and electronic equipment industries, were the largest detractors from performance for the period.

The top individual detractors from performance included an underweight in Amazon.com, Inc, and overweights in MACOM Technology Solutions Holdings, Inc. and Flex Ltd.

329

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2018, the Science & Technology Fund returned 30.08% compared to 31.37% for the S&P® North American Technology Sector Index.

*

The S&P® North American Technology Sector Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
30.08%	21.65%	13.52%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

330

VALIC Company I Small Cap Aggressive Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Victory Capital Management, Inc.

The Small Cap Aggressive Growth Fund posted a return of 37.58% for the twelve-month period ended May 31, 2018, compared to a return of 25.08% for the Russell 2000® Growth Index.

The Fund’s outperformance was driven by both stock selection and sector allocation from a relative perspective.

Stock selection in the healthcare, information technology and consumer discretionary sectors contributed the most to performance.

The top performing names included Loco Oncology, Inc., RingCentral, Inc., Class A., and Ignyta, Inc.

Conversely, stock selection in the consumer staples sector was slightly negative. However, not being fulling invested (cash on hand) hindered performance the most.

The bottom performing names included Euronet Worldwide, Inc., Amedisys, Inc. and Five Prime Therapeutics, Inc.

For the year ended May 31, 2018, the Small Cap Aggressive Growth Fund returned 37.58% compared to 25.08% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
37.58%	17.35%	12.85%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

331

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of 17.95% for the twelve-month period ended May 31, 2018, compared to a return of 20.76% for the Russell 2000® Index.

A discussion with T. Rowe Price Associates, Inc — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark for the twelve-month period. Both stock selection and sector allocation were negative contributors for the period.

Stock selection and sector allocation within information technology as well as stock selection in utilities were the biggest contributors to performance for the period.

Top individual contributors to performance included Novanta, Inc, Grubhub, Inc, and Chegg, Inc.

Stock selection within the health care and energy sectors, in addition to sector allocation to consumer staples, were the largest detractors from performance during the period.

Biggest individual detractors from performance included Prothena Corp PLC, Tesaro, Inc, and Tile Shop Holdings, Inc.

A discussion with Bridgeway Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark for the twelve-month period. Sector allocation was the larger contributor to relative performance, while stock selection also provided a positive contribution.

Stock selection within the health care and materials sectors, in addition to an underweight in the real estate sector, were the biggest contributors to performance for the period.

Top individual contributors to performance included Endocyte, Inc., CareDx, Inc. and Fate Therapeutics, Inc.

Stock selection within the information technology, consumer staples, and utilities sectors were the biggest detractors from performance for the period.

Biggest individual detractors from performance included Spark Networks SE ADR, Genocea Biosciences, Inc. and Edge Therapeutics, Inc.

A discussion with J.P. Morgan Investment Management Inc. (“JPMIM”) — regarding their portion of the Fund (the “portfolio”).

The portfolio underperformed the benchmark for the twelve-month period. Stock selection was the primary driver of underperformance during the period. Sector allocation was also a detractor to relative performance.

Stock selection within the information technology, financials, and energy sectors were the biggest contributors to performance for the period.

The top individual contributors to performance included Grubhub, Inc, Src Energy, Inc, Cabot Microelectronics Corp.

Stock selection within the health care, consumer discretionary, and materials sectors were the biggest detractors from performance during the period.

Biggest individual detractors from performance included Spectrum Brands Holdings, Inc., Toro Co. and Papa John’s International, Inc.

332

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2018, the Small Cap Fund returned 17.95% compared to 20.76% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
17.95%	10.78%	9.58%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

333

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Small Cap Index Fund posted a return of 20.42% for the twelve-month period ended May 31, 2018, compared to a return of 20.76% for the Russell 2000® Index.

The Fund is passively managed to match the Russell 2000® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

By sector, healthcare, financials, and information technology led the small-cap benchmark higher, while telecommunication services and real estate were the notable laggards.

Top-performing index holdings during the fiscal period included Nektar Therapeutics, Kite Pharma, Inc., and GrubHub, Inc.

Conversely, Cirrus Logic, Inc., MACOM Technology Solutions Holdings, Inc. and Ultra Petroleum Corp. detracted from performance for the period.

The Fund utilized stock index futures contracts to keep its cash position fully exposed to the market. The contracts are designed to provide returns equal to that of the portfolio’s benchmark, the Russell 2000 and, therefore, have no material impact on the portfolio performance. During the twelve-month period, stock index futures contributed to relative performance.

For the year ended May 31, 2018, the Small Cap Index Fund returned 20.42% compared to 20.76% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
20.42%	12.03%	9.46%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

334

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Incorporated

The Small Cap Special Values Fund posted a return of 15.39% for the twelve-month period ended May 31, 2018, compared to a return of 16.35% for the Russell 2000® Value Index.

Stock selection in the information technology and industrials sectors provided strong contributions to performance. An underweight to the lagging real estate sector also added to relative performance over the twelve month period.

Weak stock selection in the healthcare, materials, and consumer staples sectors were primary detractors from performance relative to the Index.

Large individual contributors were Novanta, Inc., Simpson Manufacturing Co., Inc., and Korn/Ferry International. TreeHouse Foods, Inc. was the largest individual detractor. Additional large individual detractors were HRG Group, Inc. and Patterson Cos., Inc.

For the year ended May 31, 2018, the Small Cap Special Values Fund returned 15.39% compared to 16.35% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
15.39%	12.96%	8.99%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

335

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Goldman Sachs Asset Management, L.P.

The Small-Mid Growth Fund posted a return of 20.07% for the twelve-month period ended May 31, 2018, compared to a return of 23.27% for the Russell 2500 Growth® Index.

The portfolio underperformed the benchmark during the period, predominantly due to weak stock selection. Sector allocation was slightly negative to neutral.

During the reporting period, an underweight to real estate and stock selection in consumer staples contributed to relative returns.

The top performing names in the Fund included ABIOMED, Inc., Wingstop, Inc. and MGP Ingredients, Inc.

Conversely, underperformance of the Fund was due to weak stock selection in the healthcare, industrials and information technology sectors.

The bottom performing names in the Fund included Tesaro, Inc. and lack of positions in both Electronics For Imaging, Inc. and Middleby Corp.

For the year ended May 31, 2018, the Small-Mid Growth Fund returned 20.07% compared to 23.27% for the Russell 2500® Growth Index.

*

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher growth earning potential.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
20.07%	12.37%	9.05%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

336

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Stock Index Fund posted a return of 13.99% for the twelve-month period ended May 31, 2018, compared to a return of 14.38% for the S&P 500® Index.

The Fund is passively managed to match the S&P 500® Index. As with all funds, there will be performance discrepancies due to trading, cash, and pricing effects.

By sector, information technology, financials, and consumer discretionary outperformed, while consumer staples and telecommunication services underperformed.

Top-performing index holdings during the fiscal period included Microsoft Corp., Amazon.com Inc., and Apple Inc.

Conversely, General Electric Co., Philip Morris International, Inc., and Comcast Corp., Class A hindered performance the most during the twelve-month period.

For the year ended May 31, 2018, the Stock Index Fund returned 13.99% compared to 14.38% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
13.99%	12.59%	8.78%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

337

VALIC Company I Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company LLP

The Value Fund posted a return of 9.15% for the twelve-month period ended May 31, 2018, compared to a return of 8.25% for the Russell 1000® Value Index.

Stock selection in the information technology sector provided a large contribution to outperformance during the period. An underweight to the lagging consumer staples sector and an overweight to the strong information technology sector were additional significant contributors.

On the negative side, stock selection in the consumer staples, consumer discretionary, and healthcare sectors were large detractors. Additionally, an overweight to the flat industrials sector weighed on relative returns.

Top individual contributors to benchmark-relative returns were NetApp, Inc., Marathon Oil Corp. and UnitedHealth Group, Inc. Top detractors were Roche Holding AG, British American Tobacco PLC, and Comcast Corp., Class A.

For the year ended May 31, 2018, the Value Fund returned 9.15% compared to 8.25% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2018
1 Year	5 Years	10 Years
9.15%	9.32%	6.83%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

338

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

THE SUPPLEMENTS ARE NOT PART OF THE ANNUAL REPORT.

VALIC COMPANY I

(the “Registrant”)

SUPPLEMENT DATED MARCH 9, 2018, TO THE REGISTRANT’S PROSPECTUS DATED OCTOBER 1, 2017, AS SUPPLEMENTED AND AMENDED TO DATE

Effective immediately, the last paragraph of the section entitled “ACCOUNT INFORMATION – Buying and Selling Shares” is deleted in its entirety and replaced with the following:

Your redemption proceeds typically will be sent within three business days after your request is submitted, but in any event, within seven days. Under normal circumstances, VC I expects to meet redemption requests by using cash or cash equivalents in a Fund’s portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, a Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by borrowing under a line of credit.

Additionally, shares of the International Growth Fund are offered through a separate prospectus. Therefore, the shares of the International Growth Fund are no longer offered through this Prospectus and all references to the International Growth Fund are hereby deleted from this Prospectus.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

VALIC COMPANY I

(the “Registrant”)

Supplement dated March 9, 2018, to the Registrant’s Statement of Additional Information (“SAI”)

dated October 1, 2017, as Supplemented and amended to date

The shares of the International Growth Fund are offered through a separate amendment to the Registrant’s registration statement. Therefore, all references to the International Growth Fund are hereby deleted from this SAI.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

Please retain this supplement for future reference.

339

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS (Continued)

THE SUPPLEMENTS ARE NOT PART OF THE ANNUAL REPORT.

VALIC COMPANY I

Growth Fund

(the “Fund”)

Supplement dated March 9, 2018, to the Fund’s Prospectus dated October 1, 2017, as amended

In the section entitled “Fund Summary: Growth Fund – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Scott Wilson, CFA Vice President and Portfolio Manager	2016
Richard Weiss Chief Investment Officer, Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager	2016
Gregory J. Woodhams, CFA Co-Chief Investment Officer, Growth Equity, Senior Vice President and Senior Portfolio Manager	2007
Justin M. Brown, CFA Vice President and Portfolio Manager	2016
Keith Lee, CFA Vice President and Senior Portfolio Manager	2016
Michael Li Vice President and Portfolio Manager	2016
Jeffrey Bourke, CFA Portfolio Manager	2016
Yulin Long, CFA Vice President, Portfolio Manager, and Senior Quantitative Analyst	2016
Tsuyoshi Ozaki Portfolio Manager	2017
Rajesh Gandhi, CFA Vice President and Senior Portfolio Manager	2016
James G. Gendelman Vice President and Portfolio Manager	2016
Jim Zhao Vice President and Portfolio Manager	2018

In the section entitled “Management – Investment Sub-Advisers,” the ninth paragraph on page 156 of the Prospectus is deleted in its entirety and replaced with the following:

American Century’s International Growth Strategy is managed by Rajesh Gandhi, James G. Gendelman and Jim Zhao. Mr. Gandhi, Vice President and Senior Portfolio Manager, has been a member of the International Growth team since joining American Century in 2002 and has been a portfolio manager since 2008. He is a CFA charterholder. Mr. Gendelman, Vice President and Portfolio Manager, has been a member of the International Growth team since joining American Century in 2015. Prior to joining American Century, he was a fund co-manager at Marsico Capital Management, LLC. Mr. Zhao, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century in 2009 as a senior investment analyst. He became a vice president and senior investment analyst in 2016 and a vice president and portfolio manager in 2017.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

340

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS (Continued)

THE SUPPLEMENTS ARE NOT PART OF THE ANNUAL REPORT.

VALIC COMPANY I

Growth Fund

(the “Fund”)

Supplement dated March 9, 2018, to the Fund’s

Statement of Additional Information dated October 1, 2017, as amended

In the section entitled “Portfolio Managers – Other Accounts,” the information with respect to American Century Investment Management, Inc. (“American Century”) is supplemented with the following:

		Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Subadviser	Portfolio Manager	No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)
American Century	Jim Zhao	6	3,500	8	2,800	11	2,700
*	As of November 24, 2017

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

Please retain this supplement for future reference.

341

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS (Continued)

THE SUPPLEMENTS ARE NOT PART OF THE ANNUAL REPORT.

VALIC COMPANY I

Emerging Economies Fund

(the “Fund”)

Supplement dated March 28, 2018, to the Fund’s

Prospectus and Statement of Additional Information (“SAI”)

dated October 1, 2017, as supplemented and amended to date

All information with respect to George Iwanicki, a portfolio manager of the Fund associated with J.P. Morgan Investment Management Inc., is hereby deleted in its entirety.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus or SAI, as applicable.

Please retain this supplement for future reference.

342

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS (Continued)

THE SUPPLEMENTS ARE NOT PART OF THE ANNUAL REPORT.

VALIC COMPANY I

Global Social Awareness Fund

(the “Fund”)

Supplement dated May 7, 2018, to the Fund’s Prospectus dated October 1, 2017, as amended

Effective May 7, 2018:

In the section entitled “Fund Summary: Global Social Awareness Fund – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Timothy Campion Senior Vice President and Lead Portfolio Manager	2014
Jane Bayar Algieri Vice President and Co-Portfolio Manager	2015

In the section entitled “Management – Investment Subadvisers,” the fourth paragraph with respect to SunAmerica Asset Management, LLC (“SunAmerica”) on page 162 of the Prospectus is deleted in its entirety and replaced with the following:

The Global Social Awareness Fund is managed by a team consisting of Timothy Campion and Jane Bayar Algieri, with Mr. Campion serving as team leader. Ms. Bayar Algieri joined SunAmerica in 2004 and is a Vice President and Portfolio Manager in the Investment Department. Prior to her current role, she served as an investment analyst for both equity and fixed income portfolios. Ms. Bayar Algieri received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business. Her investment experience dates from 2004. Please see above for the biography of Mr. Campion.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

343

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS (Continued)

THE SUPPLEMENTS ARE NOT PART OF THE ANNUAL REPORT.

VALIC Company I

Value Fund

(the “Fund”)

Supplement dated May 24, 2018, to the Fund’s

Prospectus and Statement of Additional Information (“SAI”) dated October 1, 2017, as supplemented and amended to date

Karen H. Grimes, CFA, has announced her plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP (“Wellington Management”), as of December 31, 2018. Accordingly, she will no longer serve as a portfolio manager to the Fund as of December 31, 2018. It is anticipated that Ms. Grimes’ portfolio manager responsibilities will transition by December 31, 2018 to Adam H. Illfelder, CFA, Managing Director and Equity Research Analyst of Wellington Management. Mr. Illfelder joined Wellington Management as an investment professional in 2005.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus or SAI, as applicable.

Please retain this supplement for future reference.

344

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS (Continued)

THE SUPPLEMENTS ARE NOT PART OF THE ANNUAL REPORT.

VALIC Company I

Global Real Estate Fund

(the “Fund”)

Supplement dated May 29, 2018, to the Fund’s

Prospectus dated October 1, 2017, as amended

Effective October 1, 2018, Grant Jackson, Portfolio Manager, will be added as a portfolio manager of the Fund’s domestic real estate securities. Mr. Jackson has been associated with Invesco Advisers, Inc. and/or its affiliates since 2005.

Additionally, effective immediately, in the section entitled “Fund Summary: Global Real Estate Fund – Investment Adviser,” the table under the heading “Portfolio Managers” with respect to Goldman Sachs Asset Management, L.P. (“GSAM”) is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Frankie Chun Wah Lee Vice President and Lead Portfolio Manager	2011
Abhinav Zutshi, CFA Vice President	2018

In the section entitled “Management – Investment Subadvisers,” the second paragraph with respect to GSAM on page 158 of the Prospectus is hereby deleted in its entirety and replaced with the following:

GSAM manages the portion of the Global Real Estate Fund that invests in international real estate securities. GSAM’s portion is managed by Frankie Chun Wah Lee and Abhinav Zutshi, CFA. Mr. Lee is a Vice President and Portfolio Manager on GSAM’s Real Estate Securities team and has been with GSAM since 2010. Prior to joining GSAM, Mr. Lee worked at Henderson Global Investors from 2006 to 2010 where he managed the Asia-Pacific real estate securities portfolio. Mr. Zutshi is a Research Analyst on the Global Real Assets team and has been with GSAM since 2009. Prior to joining GSAM, Mr. Zutshi worked as a software consultant at Zensar Technologies for two years from 2005.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

345

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S. LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue, 5th Floor

New York, NY 10036

PineBridge Investments, LLC

399 Park Avenue

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Limited

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Victory Capital Management, Inc.

Formerly RS Investment

Management Co. LLC

4900 Tiedeman Road

4th Floor

Brooklyn, OH 44144

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Christopher J. Tafone,

Assistant Secretary

346

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

347

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CLICK VALIC.com         CALL 1-800-448-2542         VISIT your financial advisor

Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (“VFA”), member FINRA, SIPC and an SEC-registered investment advisor. VFA registered representatives offer securities and other products under retirement plans and IRAs, and to clients outside of such arrangements.

Annuities issued by The Variable Annuity Life Insurance Company (“VALIC”). Variable annuities distributed by its affiliate, AIG Capital Services, Inc. (“ACS”), member FINRA. VALIC, VFA and ACS are members of American International Group, Inc. (“AIG”).

Copyright © The Variable Annuity Life Insurance Company. All rights reserved.

VC 23800 (06/2017) J102011 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 9530    [05/2018]    J101997

Item 2.	Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended May 31, 2018, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2018	2017
(a) Audit Fees	$925,575	$898,615
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2018	2017
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$269,506	$296,820

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE16 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)

No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2018 and 2017 were $295,961 and $322,505 respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 7, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 7, 2018